UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50309
(Address of principal executive offices)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2014
Date of reporting period:	July 31, 2014

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

	COMMON STOCKS - 0.00%	Shares Held	Value	(000	's)		Principal

	Semiconductors - 0.00%					BONDS (continued)	Amount (000's) Value (000's)
	Tower Semiconductor Ltd - Warrants (a),(b),(c)	345,803		$—		Automobile Asset Backed Securities (continued)
						Ally Auto Receivables Trust 2013-SN1
	TOTAL COMMON STOCKS			$—		0.72%, 05/20/2016(e)	$2,500	$2,502
	INVESTMENT COMPANIES - 4.60%	Shares Held	Value	(000	's)	Ally Auto Receivables Trust 2014-SN1
						0.36%, 10/20/2016(e)	3,500	3,498
	Publicly Traded Investment Fund - 4.60%					0.52%, 10/20/2016(e)	3,400	3,400
	Cash Account Trust - Government & Agency	122,508,543		122,509		AmeriCredit Automobile Receivables Trust
	Portfolio - DWS Government Cash					2012-5
						0.51%, 01/08/2016	88	88
	TOTAL INVESTMENT COMPANIES			$122,509		AmeriCredit Automobile Receivables Trust
	PREFERRED STOCKS - 0.54%	Shares Held	Value	(000	's)	2013-1
Banks	- 0.32%					0.49%, 06/08/2016	509	509
	City National Corp/CA	90,000		2,589		AmeriCredit Automobile Receivables Trust
	State Street Corp 5.90%; Series D	225,000		5,798		2013-5
						0.53%, 03/08/2017(e)	8,264	8,271
				$8,387
						AmeriCredit Automobile Receivables Trust
	Diversified Financial Services - 0.04%					2014-1
	Ally Financial Inc (d)	1,110		1,104		0.57%, 07/10/2017(e)	2,850	2,851
						AmeriCredit Automobile Receivables Trust
	Electric - 0.07%					2014-2
						0.43%, 10/10/2017(e)	10,000	10,002
	SCE Trust III	75,000		1,942		ARI Fleet Lease Trust 2012-B
						0.45%, 01/15/2021(d),(e)	2,768	2,766
	Telecommunications - 0.11%					Capital Auto Receivables Asset Trust / Ally
	Verizon Communications Inc	115,000		2,923		0.62%, 07/20/2016	1,731	1,732
						0.79%, 06/20/2017	4,500	4,507
	TOTAL PREFERRED STOCKS			$14,356		Capital Auto Receivables Asset Trust 2014-2
		Principal				1.26%, 05/21/2018(e)	9,500	9,489
BONDS	- 65.64%	Amount (000's)	Value	(000	's)	Carmax Auto Owner Trust 2013-2
						0.42%, 06/15/2016(e)	3,148	3,149
	Aerospace & Defense - 0.12%					Chesapeake Funding LLC
	Air 2 US					0.58%, 03/07/2026(d),(e)	21,000	20,965
	8.03%, 10/01/2020(c),(d)	$337		$357
	8.63%, 10/01/2020(c),(d)	344		362		Ford Credit Auto Lease Trust 2012-B
						0.57%, 09/15/2015(e)	434	434
	Rockwell Collins Inc					Hertz Fleet Lease Funding LP
	0.58%, 12/15/2016(e)	2,350		2,355
						0.55%, 04/10/2028(d),(e)	7,200	7,203
				$3,074		0.70%, 12/10/2027(d),(e)	5,500	5,511
	Agriculture - 0.38%					Nissan Auto Receivables 2013-A Owner
	Altria Group Inc					Trust
	2.85%, 08/09/2022	960		918		0.37%, 09/15/2015	352	352
	5.38%, 01/31/2044	2,351		2,521		Santander Drive Auto Receivables Trust 2014-
	Philip Morris International Inc					2
	4.88%, 11/15/2043	1,665		1,771		0.47%, 07/17/2017(e)	13,575	13,579
	6.38%, 05/16/2038	30		38		0.80%, 04/16/2018(e)	8,175	8,169
	Pinnacle Operating Corp					World Omni Auto Receivables Trust 2014-A
	9.00%, 11/15/2020(d)	1,115		1,199		0.94%, 04/15/2019(e)	10,725	10,700
	Reynolds American Inc							$120,097
	3.25%, 11/01/2022	1,145		1,102		Automobile Floor Plan Asset Backed Securities - 2.00%
	4.85%, 09/15/2023	2,370		2,519		Ally Master Owner Trust
				$10,068		0.95%, 09/15/2016(e)	5,710	5,713
	Airlines - 0.39%					1.21%, 06/15/2017	10,650	10,711
	American Airlines 2013-2 Class A Pass					BMW Floorplan Master Owner Trust
	Through Trust					0.55%, 09/15/2017(d),(e)	20,262	20,323
	4.95%, 07/15/2024	2,185		2,364		GE Dealer Floorplan Master Note Trust
	United Airlines 2014-1 Class A Pass Through					0.60%, 10/20/2017(e)	9,050	9,069
	Trust					Nissan Master Owner Trust Receivables
	4.00%, 04/11/2026(c)	3,710		3,761		0.62%, 05/15/2017(e)	4,592	4,602
	United Airlines 2014-2 Class A Pass Through					World Omni Master Owner Trust
	Trust					0.50%, 02/15/2018(d),(e)	2,758	2,761
	3.75%, 09/03/2026(f)	2,430		2,430				$53,179
	US Airways 2001-1G Pass Through Trust					Automobile Manufacturers - 1.18%
	7.08%, 09/20/2022(c)	298		329
						American Honda Finance Corp
	US Airways 2013-1 Class A Pass Through					2.13%, 10/10/2018	700	707
	Trust					Chrysler Group LLC / CG Co-Issuer Inc
	3.95%, 11/15/2025(c)	1,445		1,472
						8.00%, 06/15/2019	945	1,006
				$10,356		Daimler Finance North America LLC
	Automobile Asset Backed Securities - 4.51%					1.25%, 01/11/2016(d)	2,120	2,136
	Ally Auto Receivables Trust 2011-5					1.30%, 07/31/2015(d)	3,205	3,227
	0.99%, 11/16/2015(e)	420		420		1.45%, 08/01/2016(d)	2,005	2,024

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)					Banks (continued)
Daimler Finance North America LLC					BNZ International Funding Ltd
(continued)					2.35%, 03/04/2019(d)	$1,900	$1,897
2.38%, 08/01/2018(d)	$3,785		$3,846		BPCE SA
Ford Motor Co					1.61%, 07/25/2017	1,140	1,139
7.40%, 11/01/2046	1,130		1,539		4.00%, 04/15/2024	1,940	1,962
General Motors Co					4.63%, 07/11/2024(d)	8,180	8,218
3.50%, 10/02/2018	2,095		2,106		5.15%, 07/21/2024(d)	3,380	3,542
4.88%, 10/02/2023	220		230		5.70%, 10/22/2023(d)	4,305	4,686
6.25%, 10/02/2043	1,875		2,123		CIT Group Inc
Jaguar Land Rover Automotive PLC					3.88%, 02/19/2019	1,045	1,040
4.13%, 12/15/2018(d)	540		545		4.75%, 02/15/2015(d)	300	304
5.63%, 02/01/2023(d)	450		470		5.50%, 02/15/2019(d)	5,215	5,567
8.13%, 05/15/2021(d)	390		432		Citigroup Inc
Navistar International Corp					2.50%, 07/29/2019	5,880	5,864
8.25%, 11/01/2021	1,025		1,058		City National Corp/CA
Nissan Motor Acceptance Corp					5.25%, 09/15/2020	3,100	3,449
0.78%, 03/03/2017(d),(e)	3,000		3,008		Cooperatieve Centrale Raiffeisen-
Toyota Motor Credit Corp					Boerenleenbank BA/Netherlands
0.62%, 01/17/2019(e)	1,320		1,329		4.63%, 12/01/2023	4,530	4,739
2.10%, 01/17/2019	910		911		8.40%, 11/29/2049(e)	4,460	5,012
Volkswagen Group of America Finance LLC					11.00%, 12/29/2049(d),(e)	1,560	2,092
2.13%, 05/23/2019(d)	3,190		3,168		Credit Agricole SA
Volkswagen International Finance NV					6.64%, 05/29/2049(d),(e)	150	159
1.13%, 11/18/2016(d)	1,625		1,627		Credit Suisse Group AG
			$31,492		6.25%, 12/29/2049(d),(e)	3,815	3,824
					First Republic Bank/CA
Automobile Parts & Equipment - 0.11%					2.38%, 06/17/2019	1,940	1,943
Dana Holding Corp					Goldman Sachs Group Inc/The
5.38%, 09/15/2021	195		200		3.85%, 07/08/2024	5,015	4,988
6.00%, 09/15/2023	395		412		5.38%, 03/15/2020	2,415	2,715
Gajah Tunggal Tbk PT					Huntington National Bank/The
7.75%, 02/06/2018(d)	1,650		1,699
					0.66%, 04/24/2017(e)	12,100	12,108
Gestamp Funding Luxembourg SA					2.20%, 04/01/2019	4,000	3,981
5.63%, 05/31/2020(d)	200		203
					ING Bank NV
Lear Corp					4.12%, 11/21/2023(e)	4,500	4,590
5.38%, 03/15/2024	475		480		5.80%, 09/25/2023(d)	6,130	6,840
			$2,994		Intesa Sanpaolo SpA
Banks - 8.53%					2.38%, 01/13/2017	3,815	3,858
Abbey National Treasury Services					3.13%, 01/15/2016	3,070	3,150
PLC/London					5.02%, 06/26/2024(d)	2,155	2,132
3.05%, 08/23/2018	2,645		2,747		JP Morgan Chase & Co
4.00%, 03/13/2024	2,305		2,365		3.20%, 01/25/2023	5,310	5,220
Associated Banc-Corp					4.85%, 02/01/2044	1,070	1,118
5.13%, 03/28/2016	5,055		5,355		5.00%, 12/29/2049(e)	4,360	4,314
Australia & New Zealand Banking Group Ltd					JP Morgan Chase Capital XIII
4.50%, 03/19/2024(d)	9,045		9,234		1.18%, 09/30/2034(e)	300	262
Banco de Credito e Inversiones					Lloyds Bank PLC
4.00%, 02/11/2023(d)	600		593		2.30%, 11/27/2018	2,130	2,147
Banco Inbursa SA Institucion de Banca					Morgan Stanley
Multiple					0.97%, 07/23/2019(e)	1,945	1,946
4.13%, 06/06/2024(d)	2,100		2,032		1.75%, 02/25/2016	1,610	1,631
Banco Santander Mexico SA Institucion de					2.38%, 07/23/2019	5,965	5,915
Banca Multiple Grupo Financiero Santander					3.75%, 02/25/2023	2,880	2,904
4.13%, 11/09/2022(d)	1,100		1,115		5.00%, 11/24/2025	2,650	2,820
Bancolombia SA					5.45%, 07/29/2049(e)	7,880	7,890
5.95%, 06/03/2021	835		921		National Australia Bank Ltd
Bank of America Corp					2.25%, 07/01/2019(d)	1,900	1,894
4.00%, 04/01/2024	2,075		2,104		PNC Bank NA
4.10%, 07/24/2023	2,845		2,919		6.00%, 12/07/2017	7,400	8,434
4.13%, 01/22/2024	3,770		3,859		RBS Capital Trust III
4.88%, 04/01/2044	955		983		5.51%, 09/29/2049	911	906
Barclays PLC					Royal Bank of Scotland Group PLC
8.25%, 12/29/2049(e)	700		742		5.13%, 05/28/2024	2,580	2,580
BBVA Banco Continental SA					6.00%, 12/19/2023	3,765	4,001
5.00%, 08/26/2022(d)	1,100		1,160		7.64%, 03/29/2049(e)	390	414
BBVA Bancomer SA/Texas					Societe Generale SA
6.75%, 09/30/2022(d)	4,115		4,670		6.00%, 10/27/2049(d),(e)	4,985	4,798
BBVA US Senior SAU
4.66%, 10/09/2015	1,465		1,529

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)					Building Materials (continued)
Toronto-Dominion Bank/The					Martin Marietta Materials Inc
1.13%, 05/02/2017	$925		$921		1.33%, 06/30/2017(d),(e)	$9,280	$9,275
UBS AG/Jersey					4.25%, 07/02/2024(d)	2,180	2,184
7.25%, 02/22/2022(e)	1,665		1,815		Norbord Inc
Wells Fargo & Co					5.38%, 12/01/2020(d)	650	645
4.10%, 06/03/2026	2,005		2,021				$24,157
5.90%, 12/29/2049(e)	10,405		10,868
Westpac Banking Corp					Chemicals - 0.62%
0.56%, 05/19/2017(e)	9,960		9,965		Axiall Corp
Zions Bancorporation					4.88%, 05/15/2023	370	361
6.00%, 09/15/2015	1		1		CF Industries Inc
			$226,912		4.95%, 06/01/2043	650	649
					5.15%, 03/15/2034	2,430	2,578
Beverages - 1.00%					Cornerstone Chemical Co
Ajecorp BV					9.38%, 03/15/2018(d)	275	292
6.50%, 05/14/2022	1,100		1,023		9.38%, 03/15/2018	195	207
Anheuser-Busch Cos LLC					Dow Chemical Co/The
5.60%, 03/01/2017	1,090		1,210		4.38%, 11/15/2042	515	492
Anheuser-Busch InBev Worldwide Inc					Eagle Spinco Inc
1.38%, 07/15/2017	1,345		1,349		4.63%, 02/15/2021	1,080	1,056
2.50%, 07/15/2022	3,085		2,967		INEOS Group Holdings SA
7.75%, 01/15/2019	1,030		1,266		6.13%, 08/15/2018(d)	200	202
Coca-Cola Icecek AS					LYB International Finance BV
4.75%, 10/01/2018(d)	2,050		2,180		4.88%, 03/15/2044	780	816
Constellation Brands Inc					Mexichem SAB de CV
3.75%, 05/01/2021	1,315		1,282		4.88%, 09/19/2022(d)	1,000	1,045
4.25%, 05/01/2023	855		844		4.88%, 09/19/2022	1,000	1,045
Corp Lindley SA					Monsanto Co
6.75%, 11/23/2021(d)	700		772		4.20%, 07/15/2034	2,875	2,889
6.75%, 11/23/2021	865		954		Mosaic Co/The
Pernod Ricard SA					5.45%, 11/15/2033	1,840	2,054
4.45%, 01/15/2022(d)	4,695		4,977		NOVA Chemicals Corp
5.75%, 04/07/2021(d)	1,045		1,201		5.25%, 08/01/2023(d)	505	540
SABMiller Holdings Inc					Rayonier AM Products Inc
3.75%, 01/15/2022(d)	6,455		6,686		5.50%, 06/01/2024(d)	285	281
			$26,711		Taminco Global Chemical Corp
					9.75%, 03/31/2020(d)	1,895	2,080
Biotechnology - 0.76%							$16,587
Amgen Inc
5.15%, 11/15/2041	425		455		Commercial Services - 0.20%
Celgene Corp					DP World Ltd
1.90%, 08/15/2017	1,195		1,209		6.85%, 07/02/2037	500	557
3.25%, 08/15/2022	2,135		2,127		ERAC USA Finance LLC
4.00%, 08/15/2023	2,215		2,303		2.75%, 03/15/2017(d)	1,015	1,051
4.63%, 05/15/2044	4,915		4,893		3.30%, 10/15/2022(d)	345	340
5.25%, 08/15/2043	115		126		3.85%, 11/15/2024(d)	1,700	1,705
Genzyme Corp					Moody's Corp
5.00%, 06/15/2020	810		914		5.25%, 07/15/2044	1,010	1,045
Gilead Sciences Inc					TMS International Corp
3.05%, 12/01/2016	840		877		7.63%, 10/15/2021(d)	450	477
3.70%, 04/01/2024	3,740		3,834		United Rentals North America Inc
4.80%, 04/01/2044	2,640		2,811		5.75%, 07/15/2018	100	105
5.65%, 12/01/2041	630		745				$5,280

			$20,294		Computers - 1.60%
Building Materials - 0.91%					Affiliated Computer Services Inc
Ainsworth Lumber Co Ltd					5.20%, 06/01/2015	1,850	1,919
7.50%, 12/15/2017(d)	235		246		Apple Inc
Boise Cascade Co					0.47%, 05/03/2018(e)	5,473	5,475
6.38%, 11/01/2020	390		411		0.52%, 05/06/2019(e)	7,380	7,370
CEMEX Espana SA/Luxembourg					2.10%, 05/06/2019	975	974
9.25%, 05/12/2020(d)	150		162		2.85%, 05/06/2021	4,560	4,577
9.25%, 05/12/2020(e)	650		704		3.45%, 05/06/2024	2,365	2,379
Cemex Finance LLC					3.85%, 05/04/2043	2,005	1,844
6.00%, 04/01/2024(d)	420		420		Compiler Finance Sub Inc
Cemex SAB de CV					7.00%, 05/01/2021(d)	515	510
7.25%, 01/15/2021(d)	1,985		2,104		Hewlett-Packard Co
CRH America Inc					3.00%, 09/15/2016	425	442
4.13%, 01/15/2016	1,630		1,704		4.30%, 06/01/2021	2,435	2,594
6.00%, 09/30/2016	1,935		2,130		iGATE Corp
8.13%, 07/15/2018	3,425		4,172		4.75%, 04/15/2019(d)	155	155

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Computers (continued)					Diversified Financial Services (continued)
International Business Machines Corp					Icahn Enterprises LP / Icahn Enterprises
0.59%, 02/12/2019(e)	$7,100		$7,141		Finance Corp
NCR Corp					3.50%, 03/15/2017	$1,415	$1,408
4.63%, 02/15/2021	1,147		1,130		4.88%, 03/15/2019	540	543
5.88%, 12/15/2021(d)	375		388		6.00%, 08/01/2020	725	756
Seagate HDD Cayman					ILFC E-Capital Trust II
4.75%, 06/01/2023(d)	2,290		2,313		6.25%, 12/21/2065(d),(e)	155	155
4.75%, 01/01/2025(d)	3,395		3,344		International Lease Finance Corp
			$42,555		2.18%, 06/15/2016(e)	30	30
					6.25%, 05/15/2019	955	1,036
Consumer Products - 0.08%					8.62%, 09/15/2015(e)	970	1,035
Jarden Corp					National Rural Utilities Cooperative Finance
6.13%, 11/15/2022	110		115		Corp
Reynolds Group Issuer Inc / Reynolds Group					0.47%, 05/12/2017(e)	5,500	5,497
Issuer LLC / Reynolds Group Issuer					4.75%, 04/30/2043(e)	855	851
(Luxembourg) S.A.					Springleaf Finance Corp
7.13%, 04/15/2019	1,325		1,375		6.90%, 12/15/2017	135	146
7.88%, 08/15/2019	260		277		Vesey Street Investment Trust I
9.00%, 04/15/2019	400		417		4.40%, 09/01/2016(e)	2,000	2,126
9.88%, 08/15/2019	3		3				$58,486
			$2,187
					Electric - 2.20%
Credit Card Asset Backed Securities - 2.82%					Abu Dhabi National Energy Co
BA Credit Card Trust					3.63%, 01/12/2023(d)	200	200
0.42%, 09/16/2019(e)	9,800		9,811
					AES Corp/VA
Barclays Dryrock Issuance Trust					3.23%, 06/01/2019(e)	180	179
0.49%, 07/16/2018(e)	18,755		18,774
0.49%, 03/16/2020(e)	12,300		12,300		Alabama Power Co
0.51%, 12/16/2019(e)	4,000		4,004		3.85%, 12/01/2042	850	816
					Calpine Corp
Citibank Credit Card Issuance Trust					5.38%, 01/15/2023	410	402
0.63%, 03/24/2017(e)	10,000		9,997
					CMS Energy Corp
Citibank Omni Master Trust					4.70%, 03/31/2043	910	933
2.90%, 08/15/2018(d),(e)	20,190		20,211
					Commonwealth Edison Co
			$75,097		3.80%, 10/01/2042	790	747
Distribution & Wholesale - 0.04%					4.60%, 08/15/2043	1,380	1,489
HD Supply Inc					Dominion Gas Holdings LLC
7.50%, 07/15/2020	725		774		4.80%, 11/01/2043(d)	110	118
11.00%, 04/15/2020	285		328		DTE Electric Co
			$1,102		3.38%, 03/01/2025	3,090	3,092
					DTE Energy Co
Diversified Financial Services - 2.20%					6.38%, 04/15/2033	1,605	2,022
Aircastle Ltd					Duke Energy Carolinas LLC
4.63%, 12/15/2018	380		387		4.00%, 09/30/2042	1,865	1,824
5.13%, 03/15/2021	865		867		Duke Energy Progress Inc
7.63%, 04/15/2020	240		274		4.38%, 03/30/2044	450	463
Ally Financial Inc					Edison International
4.75%, 09/10/2018	220		229		3.75%, 09/15/2017	1,420	1,508
Capital One Bank USA NA					Electricite de France SA
2.25%, 02/13/2019	1,250		1,247		2.15%, 01/22/2019(d)	1,000	1,000
Countrywide Financial Corp					4.88%, 01/22/2044(d)	1,140	1,219
6.25%, 05/15/2016	5,290		5,744		5.63%, 12/29/2049(d),(e)	3,805	3,957
Credit Acceptance Corp					Elwood Energy LLC
6.13%, 02/15/2021(d)	1,540		1,586		8.16%, 07/05/2026	695	779
Denali Borrower LLC / Denali Finance Corp					Energy Future Intermediate Holding Co LLC /
5.63%, 10/15/2020(d)	1,610		1,658		EFIH Finance Inc
Ford Motor Credit Co LLC					11.75%, 03/01/2022(d),(e)	450	540
4.38%, 08/06/2023	2,225		2,357		FirstEnergy Corp
8.00%, 12/15/2016	2,315		2,669		7.38%, 11/15/2031	1,730	2,039
General Electric Capital Corp					Florida Power & Light Co
0.50%, 05/15/2017(e)	7,850		7,852		4.05%, 06/01/2042	1,600	1,581
5.25%, 06/29/2049(e)	2,690		2,730		4.13%, 02/01/2042	755	758
5.30%, 02/11/2021	6,500		7,414		Indiantown Cogeneration LP
6.25%, 12/31/2049(e)	3,000		3,330		9.77%, 12/15/2020	276	311
General Motors Financial Co Inc					Miran Mid-Atlantic Series C Pass Through
2.63%, 07/10/2017	2,805		2,795		Trust
3.25%, 05/15/2018	860		859		10.06%, 12/30/2028	2,197	2,461
HSBC Finance Capital Trust IX					Mirant Mid-Atlantic Series B Pass Through
5.91%, 11/30/2035	2,800		2,905		Trust
					9.13%, 06/30/2017	50	54

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)						Entertainment (continued)
Northern States Power Co/MN						Peninsula Gaming LLC / Peninsula Gaming
3.40%, 08/15/2042	$265		$235			Corp
NRG Energy Inc						8.38%, 02/15/2018(d)	$1,030	$1,074
6.25%, 05/01/2024(d)	335		335			Regal Entertainment Group
8.25%, 09/01/2020	820		882			5.75%, 03/15/2022	590	602
Oncor Electric Delivery Co LLC						WMG Acquisition Corp
2.15%, 06/01/2019(d)	4,250		4,228			6.00%, 01/15/2021(d)	126	129
5.25%, 09/30/2040	950		1,107			WMG Holdings Corp
Pacific Gas & Electric Co						13.75%, 10/01/2019	755	893
4.45%, 04/15/2042	645		656					$8,389
PacifiCorp
3.85%, 06/15/2021	1,137		1,216			Environmental Control - 0.11%
4.10%, 02/01/2042	735		729			Republic Services Inc
Perusahaan Listrik Negara PT						3.80%, 05/15/2018	1,215	1,295
5.50%, 11/22/2021(d)	650		688			Waste Management Inc
PPL Electric Utilities Corp						7.75%, 05/15/2032	1,200	1,697
3.00%, 09/15/2021	465		473					$2,992
4.75%, 07/15/2043	790		876		Food	- 0.49%
PPL WEM Holdings Ltd						ConAgra Foods Inc
3.90%, 05/01/2016(d)	2,370		2,474			1.30%, 01/25/2016	375	378
5.38%, 05/01/2021(d)	950		1,065			Grupo Bimbo SAB de CV
Public Service Co of Colorado						3.88%, 06/27/2024(d)	2,500	2,482
4.30%, 03/15/2044	560		571			4.88%, 06/27/2044(d)	550	535
4.75%, 08/15/2041	1,400		1,538			Ingles Markets Inc
Public Service Electric & Gas Co						5.75%, 06/15/2023	805	807
2.30%, 09/15/2018	2,700		2,746			Kraft Foods Group Inc
3.65%, 09/01/2042	365		336			1.63%, 06/04/2015	590	595
Puget Energy Inc						6.50%, 02/09/2040	1,450	1,829
5.63%, 07/15/2022	400		460			Kroger Co/The
6.00%, 09/01/2021	2,785		3,259			5.00%, 04/15/2042	670	706
San Diego Gas & Electric Co						Mondelez International Inc
4.30%, 04/01/2042	230		240			6.50%, 11/01/2031	430	539
Southern California Edison Co						Smithfield Foods Inc
3.90%, 12/01/2041	390		374			5.25%, 08/01/2018(d)	250	256
4.05%, 03/15/2042	1,610		1,596			5.88%, 08/01/2021(d)	395	415
Virginia Electric and Power Co						Wm Wrigley Jr Co
4.00%, 01/15/2043	445		434			2.40%, 10/21/2018(d)	1,650	1,670
4.45%, 02/15/2044	1,790		1,868			3.38%, 10/21/2020(d)	2,745	2,820
4.65%, 08/15/2043	1,620		1,741					$13,032
			$58,619
						Forest Products & Paper - 0.45%
Electronics - 0.08%						Cascades Inc
Sanmina Corp						5.50%, 07/15/2022(d)	560	553
4.38%, 06/01/2019(d)	105		104			Domtar Corp
Thermo Fisher Scientific Inc						6.25%, 09/01/2042	2,155	2,417
5.30%, 02/01/2044	405		444			6.75%, 02/15/2044	405	462
Viasystems Inc						Georgia-Pacific LLC
7.88%, 05/01/2019(d)	1,525		1,586			5.40%, 11/01/2020(d)	1,870	2,140
			$2,134			International Paper Co
Engineering & Construction - 0.16%						4.80%, 06/15/2044	1,950	1,931
Aguila 3 SA						Klabin Finance SA
						5.25%, 07/16/2024(d)	1,600	1,564
7.88%, 01/31/2018(d)	390		408
Odebrecht Finance Ltd						Resolute Forest Products Inc
5.13%, 06/26/2022(d)	2,200		2,404			5.88%, 05/15/2023	745	708
Odebrecht Offshore Drilling Finance Ltd						Sappi Papier Holding GmbH
						7.50%, 06/15/2032(d)	905	803
6.63%, 10/01/2022(d)	791		832
						8.38%, 06/15/2019(d)	865	947
6.75%, 10/01/2022(d)	579		607
			$4,251			Verso Paper Holdings LLC / Verso Paper Inc
						11.75%, 01/15/2019	400	427
Entertainment - 0.32%								$11,952
CCM Merger Inc
9.13%, 05/01/2019(d)	2,330		2,458		Gas	- 0.02%
Cinemark USA Inc						Nakilat Inc
4.88%, 06/01/2023	1,365		1,334			6.07%, 12/31/2033	200	220
DreamWorks Animation SKG Inc						Sempra Energy
6.88%, 08/15/2020(d)	1,695		1,771			2.88%, 10/01/2022	300	293
Lions Gate Entertainment Corp								$513
5.25%, 08/01/2018	125		128

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Healthcare - Products - 0.13%					Home Builders (continued)
ConvaTec Finance International SA					Woodside Homes Co LLC / Woodside Homes
8.25%, PIK 9.00%, 01/15/2019(d),(g)	$1,250		$1,279		Finance Inc
ConvaTec Healthcare E SA					6.75%, 12/15/2021(d)	$980		$997
10.50%, 12/15/2018(d)	400		429					$5,280
Kinetic Concepts Inc / KCI USA Inc
10.50%, 11/01/2018	360		399		Home Equity Asset Backed Securities - 0.06%
Universal Hospital Services Inc					First NLC Trust 2005-1
					0.65%, 05/25/2035(e)	353		245
7.63%, 08/15/2020	1,350		1,377
			$3,484		JP Morgan Mortgage Acquisition Trust 2006-
					CW2
Healthcare - Services - 0.92%					0.30%, 08/25/2036(e)	1,010		943
Centene Corp					New Century Home Equity Loan Trust 2005-
4.75%, 05/15/2022	5,370		5,424		1
5.75%, 06/01/2017	2,385		2,558		0.74%, 03/25/2035(e)	85		85
CHS/Community Health Systems Inc					Saxon Asset Securities Trust 2004-1
5.13%, 08/01/2021(d)	95		96		1.85%, 03/25/2035(e)	282		147
DaVita HealthCare Partners Inc					Specialty Underwriting & Residential Finance
5.75%, 08/15/2022	410		432		Trust Series 2004-BC1
Fresenius Medical Care US Finance II Inc					0.92%, 02/25/2035(e)	303		287
5.88%, 01/31/2022(d)	485		530					$1,707
Fresenius Medical Care US Finance Inc
6.50%, 09/15/2018(d)	330		366		Insurance - 2.17%
HCA Holdings Inc					AIG Life Holdings Inc
					7.57%, 12/01/2045(d)	100		133
6.25%, 02/15/2021	115		121
HCA Inc					American International Group Inc
4.75%, 05/01/2023	1,685		1,664		3.38%, 08/15/2020	3,910		4,053
5.00%, 03/15/2024	670		665		3.80%, 03/22/2017	2,874		3,054
5.88%, 03/15/2022	580		618		6.40%, 12/15/2020	1,932		2,315
7.25%, 09/15/2020	690		730		Five Corners Funding Trust
					4.42%, 11/15/2023(d)	13,470		14,110
HealthSouth Corp
7.25%, 10/01/2018	82		85		Liberty Mutual Group Inc
					4.25%, 06/15/2023(d)	1,720		1,769
LifePoint Hospitals Inc					5.00%, 06/01/2021(d)	2,500		2,747
5.50%, 12/01/2021(d)	610		624
					7.00%, 03/07/2067(d),(e)	1,260		1,336
MPH Acquisition Holdings LLC					7.80%, 03/07/2087(d)	2,795		3,312
6.63%, 04/01/2022(d)	785		805
Roche Holdings Inc					MetLife Capital Trust IV
					7.88%, 12/15/2067(d)	1,665		2,106
6.00%, 03/01/2019(d)	1,400		1,634
Ventas Realty LP					MetLife Inc
1.25%, 04/17/2017	790		787		4.88%, 11/13/2043	2,590		2,777
1.55%, 09/26/2016	2,260		2,279		Metropolitan Life Global Funding I
					1.30%, 04/10/2017(d)	1,370		1,371
WellCare Health Plans Inc					2.30%, 04/10/2019(d)	1,920		1,926
5.75%, 11/15/2020	4,975		5,074
			$24,492		Pricoa Global Funding I
					2.20%, 05/16/2019(b),(d)	3,170		3,148
Holding Companies - Diversified - 0.15%					Reliance Standard Life Global Funding II
Alfa SAB de CV					2.50%, 04/24/2019(b),(d)	2,445		2,457
5.25%, 03/25/2024(d)	1,200		1,263		Voya Financial Inc
Alphabet Holding Co Inc					2.90%, 02/15/2018	3,800		3,915
7.75%, 11/01/2017	680		694		5.65%, 05/15/2053(e)	6,470		6,583
Nielsen Co Luxembourg SARL/The					XL Group PLC
5.50%, 10/01/2021(d)	770		783		6.50%, 12/31/2049(e)	540		529
Tenedora Nemak SA de CV								$57,641
5.50%, 02/28/2023(d)	1,300		1,346
			$4,086		Internet - 0.13%
					eBay Inc
Home Builders - 0.20%					4.00%, 07/15/2042	950		844
Ashton Woods USA LLC / Ashton Woods					Equinix Inc
Finance Co					4.88%, 04/01/2020	230		232
6.88%, 02/15/2021(d)	95		93		5.38%, 04/01/2023	730		733
Beazer Homes USA Inc					Zayo Group LLC / Zayo Capital Inc
6.63%, 04/15/2018	685		719		8.13%, 01/01/2020	400		424
Lennar Corp					10.13%, 07/01/2020	1,110		1,260
4.13%, 12/01/2018	840		844					$3,493
4.75%, 11/15/2022(e)	1,035		994
MDC Holdings Inc					Iron & Steel - 0.39%
6.00%, 01/15/2043	645		603		ArcelorMittal
WCI Communities Inc					6.13%, 06/01/2018	230		246
6.88%, 08/15/2021	790		810		7.50%, 10/15/2039	2,165		2,257
6.88%, 08/15/2021(d)	215		220		Commercial Metals Co
					4.88%, 05/15/2023	1,110		1,068
					7.35%, 08/15/2018	45		51

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's) Value (000's)

Iron & Steel (continued)				Media (continued)
Glencore Funding LLC				RCN Telecom Services LLC / RCN Capital
3.13%, 04/29/2019(d)	$4,950	$5,020		Corp
Samarco Mineracao SA				8.50%, 08/15/2020(d)	$625	$666
4.13%, 11/01/2022(d)	1,200	1,135		Time Warner Cable Inc
Signode Industrial Group Lux SA/Signode				4.13%, 02/15/2021	3,280	3,508
Industrial Group US Inc				5.88%, 11/15/2040	1,690	1,967
6.38%, 05/01/2022(d)	720	709		6.55%, 05/01/2037	3,590	4,447
		$10,486		6.75%, 07/01/2018	920	1,077
				8.75%, 02/14/2019	1,635	2,080
Lodging - 0.18%				Time Warner Inc
MGM Resorts International				2.10%, 06/01/2019	1,080	1,067
6.63%, 12/15/2021	365	395		4.65%, 06/01/2044	1,485	1,445
7.75%, 03/15/2022	85	98		4.88%, 03/15/2020	795	881
10.00%, 11/01/2016	1,205	1,398		6.25%, 03/29/2041	3,025	3,582
Wyndham Worldwide Corp				Unitymedia Hessen GmbH & Co KG /
2.50%, 03/01/2018	2,920	2,950		Unitymedia NRW GmbH
		$4,841		5.50%, 01/15/2023(d)	775	779
Machinery - Construction & Mining - 0.06%				Univision Communications Inc
Ferreycorp SAA				6.88%, 05/15/2019(d)	265	278
4.88%, 04/26/2020(d)	1,150	1,140		8.50%, 05/15/2021(d)	1,355	1,463
Vander Intermediate Holding II Corp				Viacom Inc
9.75%, PIK 10.50%, 02/01/2019(d),(g)	385	404		4.38%, 03/15/2043	1,466	1,352
		$1,544		5.85%, 09/01/2043	1,665	1,876
				VTR Finance BV
Machinery - Diversified - 0.01%				6.88%, 01/15/2024(d)	2,455	2,544
CNH Industrial America LLC				WideOpenWest Finance LLC /
7.25%, 01/15/2016	150	160		WideOpenWest Capital Corp
				13.38%, 10/15/2019	1,845	2,131
				10.25%, 07/15/2019(d)	350	388
Media- 2.48%
21st Century Fox America Inc						$66,085
5.40%, 10/01/2043	1,945	2,120		Metal Fabrication & Hardware - 0.02%
6.15%, 02/15/2041	470	554		Wise Metals Intermediate Holdings LLC/Wise
Cablevision Systems Corp				Holdings Finance Corp
8.00%, 04/15/2020	990	1,116		9.75%, PIK 10.50%, 06/15/2019(d),(g)	485	495
CBS Corp
5.75%, 04/15/2020	1,640	1,883
7.88%, 07/30/2030	60	79		Mining - 0.97%
Columbus International Inc				Anglo American Capital PLC
7.38%, 03/30/2021(d)	1,000	1,055		1.18%, 04/15/2016(b),(d),(e)	4,150	4,162
Comcast Corp				9.38%, 04/08/2019(d)	2,590	3,312
4.75%, 03/01/2044	1,460	1,526		Barrick Gold Corp
6.40%, 03/01/2040	1,975	2,530		3.85%, 04/01/2022	1,095	1,090
6.50%, 11/15/2035	330	423		BHP Billiton Finance USA Ltd
CSC Holdings LLC				2.05%, 09/30/2018	4,600	4,632
6.75%, 11/15/2021	280	300		Corp Nacional del Cobre de Chile
Cumulus Media Holdings Inc				5.63%, 10/18/2043(d)	1,500	1,658
7.75%, 05/01/2019	695	712		FMG Resources August 2006 Pty Ltd
DIRECTV Holdings LLC / DIRECTV				6.88%, 02/01/2018(d)	495	514
Financing Co Inc				6.88%, 04/01/2022(d)	385	409
4.45%, 04/01/2024	560	587		8.25%, 11/01/2019(d)	730	783
5.00%, 03/01/2021	2,035	2,255		Freeport-McMoRan Inc
6.00%, 08/15/2040	790	902		3.10%, 03/15/2020	1,060	1,066
6.38%, 03/01/2041	820	980		5.45%, 03/15/2043	405	422
DISH DBS Corp				Newmont Mining Corp
4.25%, 04/01/2018	785	797		4.88%, 03/15/2042	1,895	1,700
5.88%, 07/15/2022	340	355		Rio Tinto Finance USA Ltd
6.75%, 06/01/2021	1,605	1,766		9.00%, 05/01/2019	1,170	1,520
7.88%, 09/01/2019	1,517	1,745		Rio Tinto Finance USA PLC
Globo Comunicacao e Participacoes SA				2.00%, 03/22/2017	2,350	2,401
4.88%, 04/11/2022(d)	800	834		St Barbara Ltd
NBCUniversal Enterprise Inc				8.88%, 04/15/2018(d)	680	537
0.92%, 04/15/2018(d),(e)	5,490	5,549		Taseko Mines Ltd
NBCUniversal Media LLC				7.75%, 04/15/2019	330	330
4.45%, 01/15/2043	1	1		Teck Resources Ltd
5.15%, 04/30/2020	4,093	4,656		5.20%, 03/01/2042	380	361
Nielsen Finance LLC / Nielsen Finance Co				Volcan Cia Minera SAA
5.00%, 04/15/2022(d)	1,005	990		5.38%, 02/02/2022(d)	350	350
Numericable Group SA				5.38%, 02/02/2022	600	600
6.00%, 05/15/2022(d)	835	839				$25,847

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Miscellaneous Manufacturing - 0.90%					Mortgage Backed Securities (continued)
Eaton Corp					Fannie Mae REMICS (continued)
2.75%, 11/02/2022	$4,155		$4,001		38.45%, 08/25/2035(e)	$51	$13
General Electric Co					FHLMC Multifamily Structured Pass Through
4.50%, 03/11/2044	3,660		3,815		Certificates
Ingersoll-Rand Global Holding Co Ltd					1.88%, 05/25/2019	6,375	6,337
2.88%, 01/15/2019	1,065		1,085		2.22%, 12/25/2018(e)	1,650	1,671
Textron Inc					2.70%, 05/25/2018	2,500	2,588
6.20%, 03/15/2015	1,835		1,890		Freddie Mac REMICS
Tyco Electronics Group SA					0.60%, 06/15/2023(e)	75	75
0.44%, 01/29/2016(e)	1,735		1,736		0.75%, 08/15/2018(e)	668	674
1.60%, 02/03/2015	1,265		1,272		1.25%, 09/15/2033	12,358	12,431
2.35%, 08/01/2019	2,570		2,566		2.00%, 02/15/2036(e)	1,711	1,705
2.38%, 12/17/2018	2,150		2,156		2.75%, 03/15/2041	2,765	2,790
3.45%, 08/01/2024	1,650		1,633		3.00%, 10/15/2027(e)	1,972	248
3.50%, 02/03/2022	3,695		3,757		3.50%, 10/15/2027(e)	3,657	465
7.13%, 10/01/2037	105		140		4.00%, 09/15/2021	322	328
			$24,051		4.00%, 11/15/2025(e)	14,460	1,808
					4.50%, 02/15/2029(e)	9,503	1,012
Mortgage Backed Securities - 6.33%					6.05%, 06/15/2042(e)	4,123	604
Adjustable Rate Mortgage Trust 2004-2					6.45%, 03/15/2035(e)	4,227	603
1.29%, 02/25/2035(e)	94		94
					6.45%, 04/15/2040(e)	4,471	591
Banc of America Commercial Mortgage Trust					6.48%, 03/15/2036(e)	3,705	636
2006-3					6.50%, 05/15/2026(e)	3,534	587
5.89%, 07/10/2044	592		635		6.50%, 08/15/2026(e)	4,894	837
Banc of America Commercial Mortgage Trust					6.55%, 07/15/2026(e)	4,400	667
2007-3					6.55%, 09/15/2026(e)	4,743	792
0.43%, 06/10/2049(d),(e)	1,000		965
					6.55%, 09/15/2026(e)	6,302	1,118
Banc of America Commercial Mortgage Trust					6.55%, 04/15/2040(e)	4,211	804
2008-1					6.60%, 09/15/2034(e)	1,567	182
6.28%, 02/10/2051(e)	3,255		3,675
					Freddie Mac Structured Agency Credit Risk
BB-UBS Trust					Debt Notes
2.89%, 06/05/2030(d),(e)	2,100		2,047
					1.01%, 04/25/2024(e)	7,180	7,130
BCRR Trust 2009-1					GE Commercial Mortgage Corp Series 2007-
5.86%, 07/17/2040(d)	1,945		2,131
					C1 Trust
CD 2006-CD3 Mortgage Trust					5.61%, 12/10/2049(e)	6,575	6,938
5.62%, 10/15/2048	2,384		2,544		Ginnie Mae
COMM 2010-RR1					1.75%, 10/16/2037	1,249	1,262
5.54%, 12/11/2049(d),(e)	900		958
					3.00%, 09/20/2028(e)	5,117	600
Commercial Mortgage Pass Through					4.00%, 11/16/2028(e)	11,769	1,568
Certificates					4.50%, 05/16/2043(e)	4,696	847
4.77%, 10/15/2045(d),(e)	700		722
					4.50%, 12/20/2039	10,349	2,328
Credit Suisse Commercial Mortgage Trust					4.50%, 04/16/2044	1,951	440
Series 2006-C3					5.00%, 10/16/2022(e)	3,963	195
5.79%, 06/15/2038(e)	95		102
					5.94%, 09/20/2043(e)	6,989	1,260
Credit Suisse Commercial Mortgage Trust					7.84%, 12/20/2032(e)	4,294	658
Series 2006-C5					GS Mortgage Securities Trust 2012-GCJ7
0.72%, 12/15/2039(e)	13,732		195
					2.58%, 05/10/2045(e)	19,381	2,347
Credit Suisse Commercial Mortgage Trust					GS Mortgage Securities Trust 2013-GC16
Series 2007-C3					1.56%, 11/10/2046(e)	11,930	998
5.70%, 06/15/2039(e)	1,703		1,838
					GS Mortgage Securities Trust 2013-GCJ12
Credit Suisse First Boston Mortgage Securities					3.78%, 06/10/2046(e)	780	780
Corp					Impac CMB Trust Series 2007-A
0.73%, 11/15/2037(d),(e)	12,300		19
					0.41%, 05/25/2037(e)	2,087	2,050
4.77%, 07/15/2037	2,025		2,073		JP Morgan Chase Commercial Mortgage
CSMC Series 2009-RR1					Securities Corp
5.38%, 02/15/2040(d)	3,165		3,413
					1.93%, 12/15/2047(e)	22,236	2,213
CSMC Series 2009-RR3					3.35%, 12/15/2047(d),(e)	500	499
5.34%, 12/15/2043(d),(e)	1,545		1,661
					JP Morgan Chase Commercial Mortgage
Fannie Mae REMIC Trust 2005-W2					Securities Trust 2005-CIBC12
0.35%, 05/25/2035(e)	760		751
					5.09%, 09/12/2037(e)	300	153
Fannie Mae REMICS					JP Morgan Chase Commercial Mortgage
2.25%, 07/25/2040	469		459		Securities Trust 2006-CIBC17
3.50%, 05/25/2027(e)	8,620		1,166
3.50%, 11/25/2027(e)	3,206		422		5.43%, 12/12/2043	2,200	2,356
3.50%, 04/25/2028(e)	9,820		1,297		JP Morgan Chase Commercial Mortgage
					Securities Trust 2006-LDP9
3.50%, 07/25/2040	4,900		4,958		5.34%, 05/15/2047	225	243
4.00%, 12/25/2028(e)	6,169		815
6.35%, 12/25/2021(e)	1,810		222
6.35%, 03/25/2022(e)	1,033		127
6.59%, 11/25/2036(e)	2,845		429

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

			Principal						Principal
	BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)		Amount (000's) Value (000's)

	Mortgage Backed Securities (continued)						Mortgage Backed Securities (continued)
	JP Morgan Chase Commercial Mortgage						UBS-Barclays Commercial Mortgage Trust
	Securities Trust 2007-C1						2012	-C3
	0.46%, 02/15/2051(e)		$27,899		$48		3.09%, 08/10/2049(e)		$2,125	$2,118
	JP Morgan Chase Commercial Mortgage						UBS-Barclays Commercial Mortgage Trust
	Securities Trust 2011-C5						2012	-C4
	3.15%, 08/15/2046		2,003		2,082		1.86%, 12/10/2045(d),(e)		20,416	2,204
	5.32%, 08/15/2046(d),(e)		800		891		UBS-Barclays Commercial Mortgage Trust
	JP Morgan Chase Commercial Mortgage						2013	-C5
	Securities Trust 2013-C16						3.18%, 03/10/2046(e)		2,025	2,019
	1.37%, 12/15/2046(e)		13,415		960		4.09%, 03/10/2046(d),(e)		1,090	1,015
	JPMBB Commercial Mortgage Securities						Wachovia Bank Commercial Mortgage Trust
	Trust 2013-C15						Series 2007-C30
	1.61%, 11/15/2045(e)		50,100		3,829		0.35%, 12/15/2043(d),(e)		1,350	1,311
	JPMBB Commercial Mortgage Securities						5.25%, 12/15/2043		1,367	1,368
	Trust 2014-C18						Wachovia Bank Commercial Mortgage Trust
	4.81%, 02/15/2047(e)		2,700		2,832		Series 2007-C34
	JPMBB Commercial Mortgage Securities						5.68%, 05/15/2046(e)		250	274
	Trust 2014-C19						Wells Fargo Mortgage Backed Securities
	1.30%, 04/15/2047(e)		47,966		3,043		2005-AR16 Trust
LB	-UBS Commercial Mortgage Trust 2005-						2.62%, 03/25/2035(e)		507	502
	C3									$168,351
	0.76%, 07/15/2040(d),(e)		36,071		268
	4.74%, 07/15/2030		1,680		1,712		Office & Business Equipment - 0.21%
LB	-UBS Commercial Mortgage Trust 2005-						Xerox Corp
	C7						2.95%, 03/15/2017		555	577
	5.32%, 11/15/2040		2,200		2,296		3.80%, 05/15/2024		2,410	2,374
LB	-UBS Commercial Mortgage Trust 2007-						6.75%, 02/01/2017		550	620
	C1						6.75%, 12/15/2039		1,730	2,092
	0.41%, 02/15/2040(e)		10,702		114					$5,663
LB	-UBS Commercial Mortgage Trust 2007-						Oil & Gas - 4.58%
	C2						Afren PLC
	5.43%, 02/15/2040		1,925		2,099		6.63%, 12/09/2020(d)		1,300	1,355
LB	-UBS Commercial Mortgage Trust 2007-						Anadarko Petroleum Corp
	C6						3.45%, 07/15/2024		1,395	1,382
	6.11%, 07/15/2040		7,350		8,118		5.95%, 09/15/2016		3,190	3,511
	MASTR Asset Securitization Trust 2005-2						6.45%, 09/15/2036		625	784
	5.25%, 11/25/2035		1,506		1,516		Baytex Energy Corp
	Merrill Lynch Mortgage Investors Trust Series						5.13%, 06/01/2021(d)		370	367
	2005	-A8					BP Capital Markets PLC
	0.51%, 08/25/2036(e)		195		165		0.76%, 05/10/2019(e)		6,585	6,625
	Merrill Lynch Mortgage Trust 2005-CIP1						Carrizo Oil & Gas Inc
	5.05%, 07/12/2038		855		878		7.50%, 09/15/2020		815	882
ML	-CFC Commercial Mortgage Trust 2006-						8.63%, 10/15/2018		765	799
	4						Chaparral Energy Inc
	0.62%, 12/12/2049(e)		67,144		159		7.63%, 11/15/2022		470	492
	Morgan Stanley Bank of America Merrill						9.88%, 10/01/2020		655	721
	Lynch Trust 2013-C11						Chesapeake Energy Corp
	0.80%, 08/15/2046(e)		29,640		936		3.25%, 03/15/2016		180	180
	Morgan Stanley Bank of America Merrill						3.48%, 04/15/2019(e)		2,700	2,707
	Lynch Trust 2013-C9						4.88%, 04/15/2022		700	698
	3.46%, 04/15/2023		1,500		1,496		6.13%, 02/15/2021		615	667
	Morgan Stanley Capital I Trust 2007-HQ12						Chevron Corp
	5.59%, 04/12/2049(e)		1,360		1,466		1.10%, 12/05/2017		205	203
	5.59%, 04/12/2049(e)		4,526		4,606		Cimarex Energy Co
	Morgan Stanley Capital I Trust 2007-IQ13						4.38%, 06/01/2024		1,000	1,021
	5.36%, 03/15/2044(e)		700		760		CNOOC Finance 2013 Ltd
	Morgan Stanley Reremic Trust						3.00%, 05/09/2023		600	559
	4.97%, 04/16/2040(d)		3,235		3,242		CNOOC Nexen Finance 2014 ULC
	Morgan Stanley Re-REMIC Trust 2011-IO						4.25%, 04/30/2024		2,150	2,201
	2.50%, 03/23/2051(c),(d)		194		195		ConocoPhillips
	MSBAM Commercial Mortgage Securities						5.75%, 02/01/2019		500	578
	Trust 2012-CKSV						Continental Resources Inc/OK
	1.15%, 10/15/2022(d),(e)		23,542		1,754		4.50%, 04/15/2023		975	1,039
	3.28%, 10/15/2022(d)		3,075		2,986		4.90%, 06/01/2044(d)		1,955	2,000
	Residential Asset Securitization Trust 2004-						Delek & Avner Tamar Bond Ltd
	A10						5.41%, 12/30/2025(d)		875	882
	5.50%, 02/25/2035		372		378		Denbury Resources Inc
	UBS Commercial Mortgage Trust 2012-C1						5.50%, 05/01/2022		1,055	1,037
	3.40%, 05/10/2045(e)		550		562

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)					Oil & Gas (continued)
Devon Energy Corp					Rowan Cos Inc
2.25%, 12/15/2018	$4,935		$4,958		4.75%, 01/15/2024	$2,690	$2,807
Drill Rigs Holdings Inc					5.00%, 09/01/2017	1,875	2,023
6.50%, 10/01/2017(d)	205		207		5.40%, 12/01/2042	2,215	2,175
Ecopetrol SA					Seadrill Ltd
5.88%, 09/18/2023	3,950		4,462		6.13%, 09/15/2017(d)	1,740	1,827
Encana Corp					Seventy Seven Energy Inc
5.15%, 11/15/2041	1,035		1,109		6.50%, 07/15/2022(d)	915	920
EP Energy LLC / EP Energy Finance Inc					Seventy Seven Operating LLC
9.38%, 05/01/2020	710		786		6.63%, 11/15/2019	250	263
GeoPark Latin America Ltd Agencia en Chile					Statoil ASA
7.50%, 02/11/2020(d)	1,550		1,672		1.20%, 01/17/2018	1,700	1,684
Halcon Resources Corp					1.80%, 11/23/2016	2,535	2,586
8.88%, 05/15/2021	340		353		Talisman Energy Inc
9.25%, 02/15/2022	325		342		3.75%, 02/01/2021	2,580	2,671
9.75%, 07/15/2020	60		64		5.50%, 05/15/2042	2,680	2,900
KazMunayGas National Co JSC					7.75%, 06/01/2019	2,355	2,898
4.40%, 04/30/2023(d)	2,250		2,244		Total Capital International SA
7.00%, 05/05/2020	770		889		1.50%, 02/17/2017	1,495	1,509
Kerr-McGee Corp					1.55%, 06/28/2017	1,240	1,251
7.88%, 09/15/2031	2,025		2,835		Total Capital SA
Kodiak Oil & Gas Corp					2.13%, 08/10/2018	1,620	1,639
5.50%, 01/15/2021	760		798		Transocean Inc
5.50%, 02/01/2022	260		274		6.38%, 12/15/2021	2,580	2,941
8.13%, 12/01/2019	570		624		Triangle USA Petroleum Corp
Linn Energy LLC / Linn Energy Finance					6.75%, 07/15/2022(d)	640	639
Corp							$121,957
6.25%, 11/01/2019(e)	520		528
Nabors Industries Inc					Oil & Gas Services - 0.21%
2.35%, 09/15/2016	1,400		1,435		CGG SA
					6.88%, 01/15/2022(d)	275	265
Newfield Exploration Co
6.88%, 02/01/2020	300		312		Exterran Partners LP / EXLP Finance Corp
					6.00%, 10/01/2022(d)	395	393
Northern Blizzard Resources Inc
7.25%, 02/01/2022(d)	1,105		1,163		FTS International Inc
					6.25%, 05/01/2022(d)	360	366
Oasis Petroleum Inc
6.50%, 11/01/2021	455		482		Hornbeck Offshore Services Inc
6.88%, 03/15/2022(d)	290		314		5.00%, 03/01/2021	440	431
6.88%, 01/15/2023	820		888		Key Energy Services Inc
Ocean Rig UDW Inc					6.75%, 03/01/2021	695	709
7.25%, 04/01/2019(d)	1,205		1,160		Weatherford International LLC
Pacific Drilling SA					6.35%, 06/15/2017	850	959
5.38%, 06/01/2020(d)	1,190		1,134		Weatherford International Ltd/Bermuda
Pacific Rubiales Energy Corp					5.95%, 04/15/2042	1,100	1,245
5.13%, 03/28/2023(d)	1,700		1,675		6.50%, 08/01/2036	1,125	1,332
7.25%, 12/12/2021(d)	3,015		3,286				$5,700
PDC Energy Inc					Other Asset Backed Securities - 2.48%
7.75%, 10/15/2022	1,150		1,277		Chase Funding Trust Series 2003-5
Petrobras Global Finance BV					0.75%, 07/25/2033(e)	1,109	1,060
3.25%, 03/17/2017	3,400		3,461		Chase Funding Trust Series 2004-1
Petrobras International Finance Co					0.61%, 12/25/2033(e)	23	21
5.38%, 01/27/2021	2,350		2,421		CIT Equipment Collateral 2013-VT1
Petroleos de Venezuela SA					0.65%, 03/21/2016(d)	5,000	5,005
4.90%, 10/28/2014	1,100		1,096		Countrywide Asset-Backed Certificates
5.25%, 04/12/2017	6,735		5,674		0.32%, 10/25/2047(e)	3,152	3,115
6.00%, 11/15/2026	1,700		1,051		0.93%, 06/25/2035(e)	239	238
Petroleos Mexicanos					1.76%, 01/25/2034(e)	15	14
4.88%, 01/24/2022	3,750		4,014		Dell Equipment Finance Trust 2014-1
4.88%, 01/18/2024(d)	2,000		2,120		0.64%, 07/22/2016(c),(d)	3,400	3,400
QEP Resources Inc					GE Dealer Floorplan Master Note Trust
5.25%, 05/01/2023	795		795		0.54%, 07/20/2017(e)	14,000	14,001
6.80%, 04/01/2018	200		218		GE Equipment Transportation LLC Series
QGOG Constellation SA					2013-2
6.25%, 11/09/2019(d)	2,100		2,153		0.61%, 06/24/2016(e)	8,637	8,645
RKI Exploration & Production LLC / RKI					GreatAmerica Leasing Receivables
Finance Corp					0.61%, 05/15/2016(d),(e)	5,187	5,187
8.50%, 08/01/2021(d)	874		935		GreatAmerica Leasing Receivables Funding
Rosneft Oil Co via Rosneft International					LLC
Finance Ltd					1.66%, 04/17/2017(d)	2,000	2,017
4.20%, 03/06/2022(d)	1,550		1,325

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Other Asset Backed Securities (continued)					Pharmaceuticals (continued)
John Deere Owner Trust 2013-B					Sanofi
0.55%, 01/15/2016(e)	$975		$976		4.00%, 03/29/2021	$855	$926
JP Morgan Mortgage Acquisition Trust 2007-					Valeant Pharmaceuticals International Inc
CH3					5.63%, 12/01/2021(d)	105	104
0.30%, 03/25/2037(e)	2,712		2,671		7.50%, 07/15/2021(d)	1,310	1,415
MSDWCC Heloc Trust 2005-1					Wyeth LLC
0.53%, 07/25/2017(e)	104		103		6.00%, 02/15/2036	565	711
Popular ABS Mortgage Pass-Through Trust					Zoetis Inc
2005-1					1.15%, 02/01/2016	490	492
0.42%, 05/25/2035(e)	1,314		1,141				$30,312
Trade MAPS 1 Ltd
0.85%, 12/10/2018(d),(e)	11,500		11,534		Pipelines - 1.91%
Volvo Financial Equipment LLC Series 2013-					Access Midstream Partners LP / ACMP
1					Finance Corp
0.53%, 11/16/2015(d),(e)	2,742		2,742		4.88%, 05/15/2023	5,225	5,382
Volvo Financial Equipment LLC Series 2014-					4.88%, 03/15/2024	950	979
1					6.13%, 07/15/2022	1,100	1,176
0.54%, 11/15/2016(d),(e)	4,000		4,000		Buckeye Partners LP
			$65,870		2.65%, 11/15/2018	520	526
					DCP Midstream LLC
Packaging & Containers - 0.46%					5.85%, 05/21/2043(d),(e)	880	854
Ardagh Finance Holdings SA					El Paso Pipeline Partners Operating Co LLC
8.63%, PIK 8.63%, 06/15/2019(d),(g)	350		353		4.70%, 11/01/2042	1,540	1,428
Ardagh Packaging Finance PLC / Ardagh					5.00%, 10/01/2021	1,575	1,709
Holdings USA Inc					Enable Midstream Partners LP
3.23%, 12/15/2019(d),(e)	950		931		2.40%, 05/15/2019(d)	3,770	3,740
6.00%, 06/30/2021(d)	220		210		Enbridge Inc
7.00%, 11/15/2020(d)	46		45		0.68%, 06/02/2017(e)	4,580	4,589
Berry Plastics Corp					3.50%, 06/10/2024	3,375	3,329
5.50%, 05/15/2022	420		410		Energy Transfer Equity LP
Beverage Packaging Holdings Luxembourg II					5.88%, 01/15/2024(d)	410	418
SA / Beverage Packaging Holdings II					Energy Transfer Partners LP
5.63%, 12/15/2016(d)	240		241		5.95%, 10/01/2043	1,770	1,967
6.00%, 06/15/2017(d)	210		209		6.70%, 07/01/2018	377	438
Coveris Holdings SA					Kinder Morgan Energy Partners LP
7.88%, 11/01/2019(d)	490		519		2.65%, 02/01/2019	2,030	2,042
Crown Cork & Seal Co Inc					5.63%, 09/01/2041	1,130	1,185
7.38%, 12/15/2026	860		953		Kinder Morgan Inc/DE
Exopack Holding Corp					5.00%, 02/15/2021(d)	270	274
10.00%, 06/01/2018(d)	870		938		5.63%, 11/15/2023(d)	500	515
Packaging Corp of America					Regency Energy Partners LP / Regency
4.50%, 11/01/2023	2,375		2,527		Energy Finance Corp
Rock-Tenn Co					5.00%, 10/01/2022	735	726
3.50%, 03/01/2020	4,330		4,424		Sabine Pass Liquefaction LLC
4.90%, 03/01/2022	410		447		5.63%, 02/01/2021(e)	490	507
			$12,207		6.25%, 03/15/2022(d)	745	784
					TransCanada PipeLines Ltd
Pharmaceuticals - 1.14%					4.63%, 03/01/2034	1,270	1,332
Actavis Funding SCS					7.13%, 01/15/2019	730	882
2.45%, 06/15/2019(d)	990		985
3.85%, 06/15/2024(d),(e)	2,570		2,565		Transportadora de Gas Internacional SA ESP
					5.70%, 03/20/2022(d)	300	322
4.85%, 06/15/2044(d)	3,975		3,955
					5.70%, 03/20/2022	1,500	1,611
Express Scripts Holding Co					Western Gas Partners LP
2.25%, 06/15/2019	4,610		4,563		2.60%, 08/15/2018	3,900	3,973
2.75%, 11/21/2014	2,305		2,322		5.45%, 04/01/2044	3,515	3,858
6.13%, 11/15/2041	1,535		1,866		Williams Cos Inc/The
Forest Laboratories Inc					7.88%, 09/01/2021	2,770	3,405
5.00%, 12/15/2021(d)	5,070		5,521
					Williams Partners LP
GlaxoSmithKline Capital Inc					4.30%, 03/04/2024	2,655	2,751
5.38%, 04/15/2034	255		300				$50,702
GlaxoSmithKline Capital PLC
1.50%, 05/08/2017	1,385		1,397		Private Equity - 0.04%
Grifols Worldwide Operations Ltd					KKR Group Finance Co III LLC
5.25%, 04/01/2022(d)	1,000		1,004		5.13%, 06/01/2044(d)	1,035	1,071
Par Pharmaceutical Cos Inc
7.38%, 10/15/2020	532		568
Perrigo Co PLC					Real Estate - 0.39%
1.30%, 11/08/2016(d)	690		688		Crescent Resources LLC / Crescent Ventures
					Inc
Salix Pharmaceuticals Ltd					10.25%, 08/15/2017(d)	1,025	1,135
6.00%, 01/15/2021(d)	890		930

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Real Estate (continued)					Software - 0.46%
Regency Centers LP					Activision Blizzard Inc
5.88%, 06/15/2017	$8,275		$9,252		5.63%, 09/15/2021(d)		$885		$929
			$10,387		6.13%, 09/15/2023(d)		970		1,045
					Oracle Corp
REITS - 0.33%					2.38%, 01/15/2019		5,725		5,806
ARC Properties Operating Partnership					2.50%, 10/15/2022		773		740
LP/Clark Acquisition LLC					4.30%, 07/08/2034		3,050		3,090
3.00%, 02/06/2019(d)	2,500		2,497
					4.50%, 07/08/2044		535		538
DuPont Fabros Technology LP									$12,148
5.88%, 09/15/2021	415		423
HCP Inc					Sovereign - 0.58%
2.63%, 02/01/2020	2,140		2,124		Australia Government Bond
iStar Financial Inc					3.25%, 04/21/2029	AUD	25		22
3.88%, 07/01/2016	185		187		4.50%, 04/15/2020		35		35
4.88%, 07/01/2018	390		386		5.25%, 03/15/2019		10		10
5.00%, 07/01/2019	125		123		Belgium Government Bond
9.00%, 06/01/2017	490		555		3.00%, 09/28/2019	EUR	95		143
Prologis LP					4.25%, 09/28/2021(d)		35		58
4.25%, 08/15/2023	1,445		1,504		Brazilian Government International Bond
6.88%, 03/15/2020	743		880		4.25%, 01/07/2025		$2,050		2,055
			$8,679		Bundesrepublik Deutschland
					3.50%, 07/04/2019	EUR	20		31
Retail - 0.90%					4.75%, 07/04/2028		15		28
Building Materials Holding Corp					Canadian Government Bond
9.00%, 09/15/2018(d)	600		642
					1.25%, 03/01/2018	CAD	335		306
CVS Caremark Corp					2.00%, 12/01/2014		50		46
2.25%, 12/05/2018	490		494		Denmark Government Bond
3.25%, 05/18/2015	1,105		1,129		3.00%, 11/15/2021	DKK	80		17
4.13%, 05/15/2021	895		963		4.00%, 11/15/2017		80		16
5.30%, 12/05/2043	295		332		France Government Bond OAT
CVS Pass-Through Trust					3.00%, 04/25/2022	EUR	50		77
5.93%, 01/10/2034(d)	1,124		1,288
7.51%, 01/10/2032(d)	307		387		3.50%, 04/25/2026		30		48
					3.75%, 04/25/2021		85		136
Landry's Holdings II Inc					4.50%, 04/25/2041		25		47
10.25%, 01/01/2018(d)	835		873
					French Treasury Note BTAN
Landry's Inc					1.75%, 02/25/2017		40		56
9.38%, 05/01/2020(d)	555		602
					Hungary Government International Bond
Macy's Retail Holdings Inc					5.75%, 11/22/2023		$1,066		1,159
5.90%, 12/01/2016	3,694		4,097		Ireland Government Bond
6.38%, 03/15/2037	1,245		1,547		5.90%, 10/18/2019	EUR	100		168
6.90%, 04/01/2029	145		182		Italy Buoni Poliennali Del Tesoro
Michaels FinCo Holdings LLC / Michaels					2.75%, 12/01/2015		100		138
FinCo Inc					3.50%, 11/01/2017		100		145
7.50%, PIK 8.25%, 08/01/2018(d),(g)	630		636
					3.75%, 08/01/2021		55		82
Michaels Stores Inc					4.25%, 09/01/2019		75		115
5.88%, 12/15/2020(d)	692		682
					4.75%, 06/01/2017		75		111
Neiman Marcus Group LTD LLC					5.00%, 09/01/2040		15		24
8.75%, 10/15/2021(d)	500		534
					5.50%, 11/01/2022		75		124
New Academy Finance Co LLC / New					6.00%, 05/01/2031		20		36
Academy Finance Corp					Ivory Coast Government International Bond
8.00%, PIK 8.75%, 06/15/2018(d),(g)	1,305		1,311
					5.38%, 07/23/2024(d)		$700		686
Petco Holdings Inc					Japan Government Ten Year Bond
8.50%, PIK 9.25%, 10/15/2017(d),(g)	955		964
					0.60%, 03/20/2023	JPY	24,000		237
Suburban Propane Partners LP/Suburban					0.80%, 09/20/2020		7,000		70
Energy Finance Corp					1.30%, 03/20/2021		37,000		384
7.38%, 03/15/2020	715		745		1.40%, 06/20/2019		16,000		165
Target Corp					Japan Government Twenty Year Bond
2.30%, 06/26/2019	700		703		1.90%, 03/20/2024		21,200		233
4.00%, 07/01/2042	520		490		Kenya Government International Bond
Wal-Mart Stores Inc					5.88%, 06/24/2019(d)		$3,000		3,091
1.00%, 04/21/2017	4,850		4,844		Mexican Bonos
4.75%, 10/02/2043	505		544		6.50%, 06/10/2021(e)	MXN	550		44
			$23,989		Mexico Government International Bond
Savings & Loans - 0.16%					4.00%, 10/02/2023		$100		104
Santander Holdings USA Inc/PA					Netherlands Government Bond
3.00%, 09/24/2015	4,215		4,321		2.00%, 07/15/2024	EUR	50		71
					2.25%, 07/15/2022(d)		65		95
					4.00%, 07/15/2018(d)		15		23
					5.50%, 01/15/2028(d)		25		49

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)				Telecommunications (continued)
Poland Government Bond				CC Holdings GS V LLC / Crown Castle GS III
5.25%, 10/25/2020	PLN	90	$32	Corp
Romanian Government International Bond				3.85%, 04/15/2023	$2,890	$2,880
4.88%, 01/22/2024(d)		$850	904	Digicel Group Ltd
Russian Foreign Bond - Eurobond				7.13%, 04/01/2022(d)	1,050	1,066
7.50%, 03/31/2030(e)		925	1,047	8.25%, 09/30/2020(d)	475	512
Spain Government Bond				Digicel Ltd
4.25%, 10/31/2016	EUR	60	87	6.00%, 04/15/2021(d)	2,650	2,696
4.65%, 07/30/2025		10	16	8.25%, 09/01/2017(d)	670	685
4.85%, 10/31/2020		30	48	8.25%, 09/01/2017	1,700	1,738
5.50%, 04/30/2021		100	166	Eileme 2 AB
Sweden Government Bond				11.63%, 01/31/2020(d)	830	974
4.25%, 03/12/2019	SEK	200	33	Embarq Corp
Switzerland Government Bond				8.00%, 06/01/2036	695	759
3.75%, 06/10/2015	CHF	12	14	ENTEL Chile SA
Turkey Government International Bond				4.75%, 08/01/2026(d)	2,300	2,284
3.25%, 03/23/2023		$2,500	2,326	Goodman Networks Inc
United Kingdom Gilt				12.13%, 07/01/2018	810	875
4.25%, 12/07/2040	GBP	60	119	Intelsat Jackson Holdings SA
4.75%, 12/07/2030		25	51	5.50%, 08/01/2023	85	82
			$15,328	7.25%, 10/15/2020	710	749
				Intelsat Luxembourg SA
Student Loan Asset Backed Securities - 1.17%				6.75%, 06/01/2018	125	130
SLM Private Education Loan Trust 2012-A				7.75%, 06/01/2021	3,085	3,154
1.55%, 08/15/2025(d),(e)		$1,287	1,304
				8.13%, 06/01/2023	630	655
SLM Private Education Loan Trust 2012-B				Level 3 Communications Inc
1.25%, 12/15/2021(d),(e)		3,539	3,552
				11.88%, 02/01/2019	384	421
SLM Private Education Loan Trust 2012-C				Level 3 Escrow II Inc
1.25%, 08/15/2023(d),(e)		5,458	5,497
				5.38%, 08/15/2022(d),(f)	415	407
SLM Private Education Loan Trust 2012-E				Level 3 Financing Inc
0.90%, 06/15/2016(d),(e)		1,932	1,940
				3.82%, 01/15/2018(d),(e)	195	196
SLM Private Education Loan Trust 2013-A				6.13%, 01/15/2021(d)	270	279
0.75%, 08/15/2022(d),(e)		2,135	2,139
				8.13%, 07/01/2019	770	820
SLM Private Education Loan Trust 2013-B				NII Capital Corp
0.80%, 07/15/2022(d),(e)		8,847	8,870
				7.63%, 04/01/2021	920	244
SLM Private Education Loan Trust 2014-A				NII International Telecom SCA
0.75%, 07/15/2022(d),(e)		1,754	1,757
				7.88%, 08/15/2019(d)	195	161
SLM Student Loan Trust 2008-6				11.38%, 08/15/2019(d)	195	164
0.78%, 10/25/2017(e)		918	919
				Ooredoo International Finance Ltd
SLM Student Loan Trust 2008-8				3.25%, 02/21/2023	600	577
1.13%, 10/25/2017(e)		324	325
				Sable International Finance Ltd
SLM Student Loan Trust 2012-7				8.75%, 02/01/2020(d)	200	224
0.32%, 02/27/2017(e)		2,157	2,154
				SBA Tower Trust
SLM Student Loan Trust 2013-6				4.25%, 04/15/2040(b),(d),(e)	2,490	2,549
0.43%, 02/25/2019(e)		2,664	2,664
				SoftBank Corp
			$31,121	4.50%, 04/15/2020(d)	1,550	1,554
Telecommunications - 3.59%				Sprint Capital Corp
Altice Financing SA				6.88%, 11/15/2028	565	551
6.50%, 01/15/2022(d)		275	283	Sprint Communications Inc
7.88%, 12/15/2019(d)		1,200	1,295	6.00%, 12/01/2016	100	108
Altice Finco SA				6.00%, 11/15/2022	770	758
8.13%, 01/15/2024(d)		200	213	7.00%, 08/15/2020	1,565	1,659
9.88%, 12/15/2020(d)		250	283	9.00%, 11/15/2018(d)	175	205
Altice SA				9.13%, 03/01/2017	236	271
7.75%, 05/15/2022(d)		960	982	Sprint Corp
America Movil SAB de CV				7.13%, 06/15/2024(d)	305	311
5.00%, 03/30/2020		1,000	1,096	7.88%, 09/15/2023(d)	680	728
AT&T Inc				Telefonica Emisiones SAU
2.38%, 11/27/2018		795	805	4.57%, 04/27/2023	940	993
4.30%, 12/15/2042		2,670	2,511	5.13%, 04/27/2020	4,990	5,531
4.35%, 06/15/2045		4,920	4,632	5.46%, 02/16/2021	735	827
5.80%, 02/15/2019		390	450	6.42%, 06/20/2016	595	652
B Communications Ltd				T-Mobile USA Inc
7.38%, 02/15/2021(d)		230	245	6.13%, 01/15/2022	185	190
Bharti Airtel International Netherlands BV				6.25%, 04/01/2021	960	1,003
5.13%, 03/11/2023(d)		1,000	1,034	6.50%, 01/15/2024	190	198
British Telecommunications PLC				6.63%, 04/28/2021	585	614
1.63%, 06/28/2016		1,490	1,507	Verizon Communications Inc
				0.63%, 06/09/2017(e)	9,000	9,015

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

	Principal					SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		(continued)	Amount (000's)	Value	(000	's)

Telecommunications (continued)						Automobile Parts & Equipment - 0.08%
Verizon Communications Inc (continued)						Federal-Mogul Holdings Corp, Term Loan C
1.35%, 06/09/2017	$3,270		$3,265			4.75%, 04/02/2021(e)	$1,540		$1,539
1.98%, 09/14/2018(e)	7,303		7,678			INA Beteiligungsgesellschaft mbH, Term
3.65%, 09/14/2018	805		858			Loan E
5.05%, 03/15/2034	1,540		1,635			3.75%, 05/15/2020(e)	485		484
5.15%, 09/15/2023	3,725		4,122						$2,023
6.25%, 04/01/2037	425		509
6.40%, 09/15/2033	2,845		3,528			Building Materials - 0.09%
6.55%, 09/15/2043	1,515		1,903			CPG International Inc, Term Loan B
						4.75%, 09/30/2020(e)	729		726
6.90%, 04/15/2038	1,195		1,531
Wind Acquisition Finance SA						GYP Holdings III Corp, Term Loan B
						4.75%, 03/26/2021(e)	813		805
4.75%, 07/15/2020(d)	2,490		2,434
						7.75%, 03/25/2022(e)	945		945
7.38%, 04/23/2021(d)	2,245		2,340
			$95,588						$2,476

Transportation - 0.63%						Chemicals - 0.29%
CSX Corp						Allnex Luxembourg & CY SCA, Term Loan
						8.25%, 03/12/2020(e)	241		246
3.40%, 08/01/2024	3,490		3,485
5.50%, 04/15/2041	1,805		2,080			AZ Chem US Inc, Term Loan
						7.50%, 06/10/2022(e)	1,607		1,624
6.25%, 03/15/2018	740		854
7.38%, 02/01/2019	964		1,171			AZ Chem US Inc, Term Loan B
						4.50%, 06/10/2021(e)	419		420
Eletson Holdings
9.63%, 01/15/2022(d)	725		763			Eagle Spinco Inc, Term Loan B
						3.50%, 01/28/2017(e)	773		773
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc						Emerald Performance Materials LLC, Term
8.13%, 11/15/2021(d)	1,810		1,833			Loan
						0.00%, 07/22/2022(e),(h)	2,400		2,388
Navios Maritime Holdings Inc / Navios
Maritime Finance II US Inc						Ineos US Finance LLC, Term Loan B
						3.75%, 05/04/2018(e)	1,090		1,082
7.38%, 01/15/2022(d)	760		773
8.13%, 02/15/2019	115		118			Taminco Global Chemical Corp, Term Loan
Navios South American Logistics Inc / Navios						B
						3.25%, 02/15/2019(e)	1,296		1,287
Logistics Finance US Inc
7.25%, 05/01/2022(d)	600		612						$7,820
PHI Inc					Coal	- 0.03%
5.25%, 03/15/2019(d)	755		759			Arch Coal Inc, Term Loan
Swift Services Holdings Inc						6.25%, 05/16/2018(e)	711		696
10.00%, 11/15/2018	270		288
Topaz Marine SA
8.63%, 11/01/2018(d)	400		422			Commercial Services - 0.05%
Transnet SOC Ltd						Envision Healthcare Corp, Term Loan B
4.00%, 07/26/2022(d)	1,200		1,142			4.00%, 05/25/2018(e)	212		212
Union Pacific Railroad Co 2014-1 Pass						Interactive Data Corp, Term Loan B
						4.75%, 05/02/2021(e)	706		707
Through Trust
3.23%, 05/14/2026	2,530		2,527			TMS International Corp, Term Loan B
						4.50%, 10/04/2020(e)	308		309
			$16,827
									$1,228
Trucking & Leasing - 0.02%
Jurassic Holdings III Inc						Computers - 0.07%
6.88%, 02/15/2021(d)	385		383			Oberthur Technologies of America Corp, Term
						Loan B2
						4.50%, 10/18/2019(e)	1,572		1,573
TOTAL BONDS			$1,746,806
	Principal					Spansion LLC, Term Loan B
						3.75%, 12/18/2019(e)	385		384
CONVERTIBLE BONDS - 0.07%	Amount (000's)	Value	(000	's)
									$1,957
Semiconductors - 0.07%
Jazz Technologies Inc						Consumer Products - 0.05%
8.00%, 12/31/2018(d)	1,630		1,842			Dell International LLC, Term Loan B
						4.50%, 03/24/2020(e)	1,461		1,457
TOTAL CONVERTIBLE BONDS			$1,842
SENIOR FLOATING RATE INTERESTS -	Principal					Diversified Financial Services - 0.02%
3.38%	Amount (000's)	Value	(000	's)		Delos Finance Sarl, Term Loan B
						3.50%, 02/26/2021(e)	665		663
Apparel - 0.03%
Calceus Acquisition Inc, Term Loan B1
5.00%, 09/24/2020(e)	$767		$759			Electric - 0.09%
						Dynegy Inc, Term Loan B2
						4.00%, 04/16/2020(e)	734		733
Automobile Manufacturers - 0.03%						Texas Competitive Electric Holdings Co LLC,
Chrysler Group LLC, Term Loan B
3.50%, 05/24/2017(e)	836		833			DIP Term Loan
						0.00%, 05/13/2016(e),(h)	164		165

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Electric (continued)			Internet - 0.03%
Texas Competitive Electric Holdings Co LLC,			Zayo Group LLC, Term Loan B
Term Loan NONEXT			4.00%, 07/02/2019(e)	$809	$802
4.69%, 10/10/2014(e)	$1,803	$1,373

		$2,271	Lodging - 0.17%
Electronics - 0.10%			Caesars Entertainment Operating Co Inc, Term
Isola USA Corp, Term Loan B			Loan B6B
9.25%, 11/29/2018(e)	2,662	2,667	5.46%, 01/28/2018(e)	2,773	2,571
			Caesars Entertainment Operating Co Inc, Term
			Loan B7
Entertainment - 0.33%			9.75%, 03/01/2017(e)	1,695	1,660
CCM Merger Inc, Term Loan			Hilton Worldwide Finance LLC, Term Loan
5.92%, 03/01/2017(e)	2,792	2,778
			B
Lions Gate Entertainment Corp, Term Loan			3.50%, 09/23/2020(e)	306	304
5.00%, 07/17/2020(e)	1,075	1,088
NEP/NCP Holdco Inc, Term Loan B					$4,535
4.25%, 01/22/2020(e)	2,173	2,168	Media- 0.25%
Peninsula Gaming LLC, Term Loan B			Clear Channel Communications Inc, Term
4.25%, 11/30/2017(e)	523	521	Loan D-EXT
WMG Acquisition Corp, Term Loan B			6.90%, 01/30/2019(e)	1,625	1,592
3.75%, 07/07/2020(e)	2,216	2,168	Cumulus Media Holdings Inc, Term Loan B
		$8,723	4.25%, 12/23/2020(e)	848	847
			Numericable US LLC, Term Loan B1
Food- 0.04%			4.50%, 04/23/2020(e)	460	461
HJ Heinz Co, Term Loan B2			Numericable US LLC, Term Loan B2
3.50%, 03/27/2020(e)	866	866
			4.50%, 04/23/2020(e)	398	399
Post Holdings Inc, Term Loan B			Univision Communications Inc, Term Loan
3.75%, 06/02/2021(e)	330	331
			C3
		$1,197	4.00%, 03/01/2020(e)	158	157
Forest Products & Paper - 0.22%			Univision Communications Inc, Term Loan
Caraustar Industries Inc, Term Loan B			C4
7.50%, 04/26/2019(e)	2,420	2,441	4.00%, 03/01/2020(e)	1,673	1,662
NewPage Corp, Term Loan B			WideOpenWest Finance LLC, Term Loan B
9.50%, 02/05/2021(e)	3,525	3,535	4.75%, 03/27/2019(e)	628	629
		$5,976	WideOpenWest Finance LLC, Term Loan B1
			3.75%, 07/17/2017(e)	814	814
Healthcare - Products - 0.08%					$6,561
Accellent Inc, Term Loan
8.25%, 02/19/2021(e)	1,207	1,202	Mining - 0.12%
Kinetic Concepts Inc, Term Loan E1			American Rock Salt Co LLC, Term Loan
4.00%, 05/04/2018(e)	820	817	8.00%, 05/16/2022(e)	2,340	2,349
		$2,019	FMG Resources August 2006 Pty Ltd, Term
			Loan B
Healthcare - Services - 0.17%			3.75%, 06/30/2019(e)	740	735
CHS/Community Health Systems Inc, Term					$3,084
Loan D
4.25%, 01/27/2021(e)	383	383	Miscellaneous Manufacturing - 0.02%
CHS/Community Health Systems Inc, Term			Momentive Performance Materials USA Inc,
Loan E			DIP Term Loan
3.48%, 01/25/2017(e)	1,179	1,179	4.00%, 04/15/2015(e)	405	403
DaVita HealthCare Partners Inc, Term Loan
B			Oil & Gas - 0.20%
3.50%, 06/18/2021(e)	435	434
			Drillships Financing Holding Inc, Term Loan
MPH Acquisition Holdings LLC, Term Loan			B1
B			6.00%, 03/31/2021(e)	1,526	1,530
4.00%, 03/19/2021(e)	1,530	1,521
			Drillships Ocean Ventures Inc, Term Loan B
Radnet Management Inc, Term Loan B			0.00%, 07/16/2021(e),(h)	375	376
8.00%, 03/25/2021(e)	1,085	1,088
			Seadrill Operating LP, Term Loan B
		$4,605	4.00%, 02/12/2021(e)	2,901	2,862
Insurance - 0.15%			Seventy Seven Operating LLC, Term Loan B
			3.75%, 06/17/2021(e)	425	424
Asurion LLC, Term Loan
8.50%, 02/19/2021(e)	3,205	3,283			$5,192
Asurion LLC, Term Loan B1			Oil & Gas Services - 0.02%
5.00%, 05/24/2019(e)	441	442
			FTS International Inc, Term Loan
Asurion LLC, Term Loan B2			5.75%, 04/09/2021(e)	519	522
4.25%, 06/19/2020(e)	348	346
		$4,071
			Pharmaceuticals - 0.16%
			Grifols Worldwide Operations USA Inc, Term
			Loan B
			3.15%, 03/05/2021(e)	748	744

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
	(continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
						Federal Home Loan Mortgage Corporation (FHLMC)
	Pharmaceuticals (continued)					(continued)
	JLL/Delta Dutch Newco BV, Term Loan B
	4.25%, 01/22/2021(e)	$920		$910		5.00%, 10/01/2018	$263	$278
	Par Pharmaceutical Cos Inc, Term Loan B1					5.00%, 01/01/2019	335	353
	4.00%, 09/30/2019(e)	1,700		1,693		5.00%, 06/01/2031	1,927	2,129
						5.00%, 02/01/2039	2,246	2,467
	Valeant Pharmaceuticals International Inc,					5.00%, 08/01/2040	4,331	4,790
	Term Loan D2
	3.75%, 02/13/2019(e)	1,047		1,044		5.50%, 03/01/2018	155	164
						5.50%, 08/01/2023	1,235	1,363
				$4,391		5.50%, 06/01/2024	150	166
	Pipelines - 0.01%					5.50%, 04/01/2033	53	59
	NGPL PipeCo LLC, Term Loan B					5.50%, 05/01/2033	160	179
	6.75%, 05/04/2017(e)	301		300		5.50%, 10/01/2033	128	142
						5.50%, 12/01/2033	1,357	1,521
						5.50%, 11/01/2036	1,403	1,557
REITS	- 0.06%					5.50%, 04/01/2038	423	471
	iStar Financial Inc, Term Loan A2					5.50%, 04/01/2038	303	337
	7.00%, 03/19/2017(e)	1,475		1,519
						5.50%, 08/01/2038	964	1,089
						5.50%, 03/01/2040	1,562	1,744
	Retail - 0.20%					6.00%, 07/01/2017	18	19
	Academy Ltd, Term Loan B					6.00%, 03/01/2022	37	41
	4.50%, 08/03/2018(e)	1,042		1,042		6.00%, 07/01/2023	507	569
	Michaels Stores Inc, Term Loan B					6.00%, 06/01/2028	6	7
	3.75%, 01/24/2020(e)	1,713		1,699		6.00%, 01/01/2029	2	3
	4.00%, 01/20/2028(e)	775		769		6.00%, 03/01/2031	17	19
	Neiman Marcus Group LTD LLC, Term					6.00%, 04/01/2031	1	1
	Loan					6.00%, 12/01/2031	77	88
	4.25%, 10/25/2020(e)	1,692		1,681		6.00%, 12/01/2032	79	89
				$5,191		6.00%, 02/01/2033	157	176
						6.00%, 12/01/2033	81	91
	Semiconductors - 0.03%					6.00%, 10/01/2036(e)	660	745
	Entegris Inc, Term Loan B					6.00%, 12/01/2037(e)	366	410
	3.50%, 03/25/2021(e)	810		800		6.00%, 01/01/2038(e)	143	161
						6.00%, 01/01/2038	746	845
	Software - 0.06%					6.00%, 07/01/2038	2,991	3,389
	Activision Blizzard Inc, Term Loan B					6.50%, 06/01/2017	51	54
	3.25%, 07/26/2020(e)	941		939		6.50%, 03/01/2029	1	1
	Evergreen Skills Lux Sarl, Term Loan					6.50%, 03/01/2029	13	15
	4.00%, 04/08/2021(e)	730		725		6.50%, 05/01/2029	20	22
				$1,664		6.50%, 04/01/2031	8	9
						6.50%, 06/01/2031	1	1
	Telecommunications - 0.13%					6.50%, 09/01/2031	4	5
	Altice Financing SA, Delay-Draw Term Loan					6.50%, 02/01/2032	6	6
	Loan DD					6.50%, 02/01/2032	2	2
	5.50%, 07/03/2019(e)	978		997		6.50%, 05/01/2032	23	27
	Integra Telecom Holdings Inc, Term Loan					6.50%, 04/01/2035	239	269
	5.25%, 02/19/2020(e)	466		474		6.50%, 10/01/2035	122	137
	9.75%, 02/19/2020(e)	988		1,003		7.00%, 12/01/2029	12	13
	NTELOS Inc, Term Loan B					7.00%, 06/01/2030	15	16
	5.75%, 11/09/2019(e)	1,035		1,033		7.00%, 12/01/2030	12	13
				$3,507		7.00%, 09/01/2031	3	3
	TOTAL SENIOR FLOATING RATE INTERESTS			$89,912		7.50%, 09/01/2030	3	3
	U.S. GOVERNMENT & GOVERNMENT	Principal				7.50%, 09/01/2030	3	4
	AGENCY OBLIGATIONS - 35.45%	Amount (000's)	Value	(000	's)	7.50%, 01/01/2031	18	20
	Federal Home Loan Mortgage Corporation (FHLMC) -					7.50%, 03/01/2031	4	5
	2.77%					7.50%, 02/01/2032	11	13
	2.11%, 12/01/2035(e)	$53		$56		8.00%, 09/01/2030	113	126
	2.41%, 05/01/2037(e)	327		351				$73,721
	2.49%, 01/01/2034(e)	51		51
	3.00%, 01/01/2043	4,689		4,613		Federal National Mortgage Association (FNMA) - 14.88%
						1.68%, 10/01/2034(e)	225	234
	3.50%, 12/01/2042	10,858		11,083		1.88%, 09/01/2038(e)	2,137	2,229
	3.50%, 04/01/2044	5,279		5,390		1.94%, 10/01/2036(e)	107	108
	4.00%, 08/01/2044(i)	2,100		2,204
						2.15%, 07/01/2033(e)	1,181	1,259
	4.37%, 07/01/2034(e)	22		23
						2.22%, 04/01/2036(e)	359	383
	4.50%, 04/01/2031	2,299		2,488		2.23%, 02/01/2036(e)	40	40
	4.50%, 08/01/2040	150		163		2.25%, 07/01/2034(e)	391	416
	4.50%, 04/01/2041	13,221		14,293		2.26%, 12/01/2032(e)	108	114
	4.50%, 08/01/2041(i)	2,000		2,151
						2.27%, 06/01/2043(e)	5,630	5,587
	4.50%, 06/01/2044	3,500		3,786		2.31%, 03/01/2035(e)	327	347
	5.00%, 03/01/2018	465		491		2.32%, 01/01/2033(e)	125	126
	5.00%, 05/01/2018	334		352

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
2.34%, 12/01/2036(e)	$519		$563		6.00%, 02/01/2038(e)	$1,428	$1,603
2.48%, 08/01/2035(e)	294		313		6.00%, 05/01/2038	211	237
2.50%, 08/01/2030(i)	12,600		12,676		6.00%, 08/01/2038	422	473
2.63%, 04/01/2033(e)	197		199		6.00%, 08/01/2038	1,398	1,584
2.74%, 03/01/2035(e)	4,822		5,191		6.50%, 07/01/2016	1	1
3.00%, 08/01/2025(i)	8,000		8,248		6.50%, 02/01/2017	7	7
3.00%, 12/01/2040	239		234		6.50%, 03/01/2017	2	2
3.00%, 11/01/2042	850		837		6.50%, 04/01/2017	2	2
3.00%, 04/01/2043	936		919		6.50%, 08/01/2017	47	49
3.00%, 08/01/2044(i)	51,900		50,860		6.50%, 05/01/2022	11	13
3.33%, 04/01/2041(e)	1,803		1,897		6.50%, 12/01/2031	8	9
3.50%, 08/01/2025(i)	9,450		9,959		6.50%, 02/01/2032	5	6
3.50%, 12/01/2025	2,794		2,951		6.50%, 02/01/2032	2	2
3.50%, 10/01/2033	6,200		6,429		6.50%, 04/01/2032	8	9
3.50%, 01/01/2041	464		473		6.50%, 06/01/2032	3	3
3.50%, 03/01/2042	4,584		4,688		6.50%, 08/01/2032	23	26
3.50%, 02/01/2043	7,291		7,399		6.50%, 07/01/2037	601	675
3.50%, 04/01/2043	4,516		4,583		6.50%, 07/01/2037	788	893
3.50%, 05/01/2043	675		690		6.50%, 12/01/2037	944	1,060
3.50%, 07/01/2043	3,538		3,617		6.50%, 02/01/2038	581	653
3.50%, 09/01/2043	11,737		12,005		6.50%, 03/01/2038	391	439
3.50%, 08/01/2044(i)	18,000		18,339		6.50%, 09/01/2038	1,390	1,561
4.00%, 08/01/2020	2,436		2,579		7.00%, 02/01/2032	18	20
4.00%, 08/01/2025(i)	3,350		3,543		7.00%, 03/01/2032	59	68
4.00%, 06/01/2026	3,886		4,156		7.50%, 08/01/2032	17	20
4.00%, 02/01/2031	731		780				$396,126
4.00%, 02/01/2031	820		874		Government National Mortgage Association (GNMA) -
4.00%, 05/01/2031	1,595		1,701		6.47%
4.00%, 06/01/2031	2,480		2,644		1.50%, 07/20/2043(e)	1,866	1,893
4.00%, 03/01/2034	1,460		1,556		2.00%, 04/20/2043(e)	2,422	2,479
4.00%, 04/01/2034	7,786		8,286		3.00%, 08/01/2045(i)	6,600	6,605
4.00%, 12/01/2040	9,919		10,472		3.00%, 08/01/2045	12,000	12,033
4.00%, 12/01/2040	4,808		5,082		3.50%, 03/15/2042	2,532	2,616
4.00%, 01/01/2041	7,430		7,838		3.50%, 04/15/2042	2,509	2,590
4.00%, 05/01/2043	910		961		3.50%, 10/15/2042	2,662	2,747
4.00%, 09/01/2043	440		464		3.50%, 08/15/2043	7,642	7,886
4.00%, 02/01/2044	14,751		15,613		3.50%, 08/01/2044(i)	24,200	24,924
4.00%, 05/01/2044	21,890		23,115		4.00%, 10/15/2041	5,869	6,226
4.00%, 09/01/2044(i)	10,000		10,514		4.00%, 02/15/2042	2,206	2,341
4.50%, 12/01/2039	109		118		4.00%, 05/20/2043	577	613
4.50%, 05/01/2040	2,383		2,593		4.00%, 08/01/2044	6,700	7,098
4.50%, 07/01/2040	1,510		1,644		4.00%, 08/01/2044(i)	25,000	26,484
4.50%, 08/01/2040(i)	3,000		3,230		4.50%, 06/20/2025	8,317	8,795
4.50%, 01/01/2041	1,984		2,150		4.50%, 09/15/2039	792	866
4.50%, 09/01/2041	1,303		1,407		4.50%, 01/20/2040	3,564	3,885
4.50%, 04/01/2044	26,931		29,059		4.50%, 08/20/2040	7,282	7,940
5.00%, 03/01/2018	147		156		4.50%, 10/20/2040	2,741	2,988
5.00%, 12/01/2039	211		236		4.50%, 04/15/2041	6,138	6,752
5.00%, 02/01/2040	561		621		4.50%, 07/15/2041	2,951	3,208
5.00%, 04/01/2040	1,009		1,118		4.50%, 01/20/2044	9,562	10,402
5.00%, 06/01/2040	326		361		4.50%, 08/01/2044	8,000	8,689
5.00%, 08/01/2040(i)	49,000		54,038		5.00%, 11/15/2033	4,141	4,578
5.00%, 05/01/2041	5,383		5,959		5.00%, 06/15/2034	91	100
5.50%, 09/01/2017	24		25		5.00%, 10/20/2039	494	547
5.50%, 10/01/2017	40		42		5.00%, 07/20/2040	727	799
5.50%, 06/01/2020	428		457		5.00%, 09/20/2041	1,264	1,396
5.50%, 09/01/2020	1,145		1,247		5.50%, 10/15/2033	1,420	1,601
5.50%, 02/01/2023	90		99		5.50%, 05/20/2035	170	190
5.50%, 06/01/2023	278		308		5.50%, 02/15/2038	1,883	2,085
5.50%, 07/01/2023	7		8		6.00%, 07/20/2028	69	77
5.50%, 07/01/2033	337		377		6.00%, 11/20/2028	62	69
5.50%, 09/01/2033	366		408		6.00%, 01/20/2029	68	79
5.50%, 08/01/2036	3,272		3,634		6.00%, 07/20/2029	14	16
5.50%, 02/01/2037	181		202		6.00%, 08/15/2031	42	47
5.50%, 04/01/2038	6,337		7,073		6.00%, 01/15/2032	7	8
5.50%, 12/01/2038	2,157		2,413		6.00%, 02/15/2032	67	77
5.50%, 05/01/2040	1,543		1,729		6.00%, 02/15/2033	52	60
5.50%, 05/01/2040	1,686		1,870		6.00%, 12/15/2033	62	69
6.00%, 02/01/2023	34		38		6.50%, 03/20/2028	12	14

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

					(h)	This Senior Floating Rate Note will settle after July 31, 2014, at which
					time the interest rate will be determined.
U.S. GOVERNMENT & GOVERNMENT	Principal				(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	Notes to Financial Statements for additional information.
Government National Mortgage Association (GNMA)					(j) Security or a portion of the security was pledged to cover margin
(continued)					requirements for swap and/or swaption contracts. At the end of the period,
6.50%, 05/20/2029	$11		$13		the value of these securities totaled $11,677 or 0.44% of net assets.
6.50%, 02/20/2032	6		7		(k) Security or a portion of the security was pledged to cover margin
6.50%, 10/15/2032	31		35		requirements for futures contracts. At the end of the period, the value of
6.50%, 12/15/2032	144		164		these securities totaled $581 or 0.02% of net assets.
7.00%, 04/15/2031	1		1		(l) Rate shown is the discount rate of the original purchase.
7.00%, 06/15/2031	22		26
7.00%, 07/15/2031	2		2
7.00%, 06/15/2032	153		178
8.00%, 01/20/2031	8		9		Portfolio Summary (unaudited)
			$172,307		Sector	Percent
					Mortgage Securities	30 .45%
U.S. Treasury - 10.95%					Financial	14 .41%
0.25%, 01/31/2015	28,000		28,025		Asset Backed Securities	13 .04%
0.25%, 05/15/2015	700		701		Government	11 .91%
0.63%, 02/15/2017	125		124		Energy	6.96%
0.75%, 06/30/2017	22,000		21,842		Communications	6.72%
0.75%, 10/31/2017	250		246		Consumer, Non-cyclical	5.65%
0.88%, 04/15/2017	50		50		Exchange Traded Funds	4.60%
1.00%, 03/31/2017	24,450		24,521		Consumer, Cyclical	4.16%
1.25%, 10/31/2015(j)	35,165		35,621
1.38%, 12/31/2018(j)	10,000		9,892		Industrial	3.69%
					Basic Materials	3.06%
1.50%, 07/31/2016	20,465		20,849		Technology	2.50%
1.50%, 12/31/2018	50		50		Utilities	2.38%
1.88%, 08/31/2017(j)	22,925		23,473
					Diversified	0.15%
2.38%, 05/31/2018	75		78		Liabilities in Excess of Other Assets, Net	(9.68)%
2.50%, 05/15/2024	4,500		4,478		TOTAL NET ASSETS	100.00%
2.63%, 04/30/2016	350		363
2.63%, 01/31/2018(j)	10,000		10,453
3.13%, 05/15/2019	500		532
3.13%, 02/15/2042	2,535		2,464
3.25%, 12/31/2016	150		159
3.63%, 08/15/2043	5,500		5,837
3.75%, 11/15/2043(k)	10,000		10,851
3.88%, 08/15/2040	26,600		29,622
4.00%, 02/15/2015	85		87
4.38%, 05/15/2040	14,500		17,450
4.50%, 02/15/2036	32,250		39,264
4.75%, 02/15/2041	70		89
5.38%, 02/15/2031	25		33
6.13%, 08/15/2029	25		35
6.75%, 08/15/2026	3,000		4,252
			$291,441

U.S. Treasury Bill - 0.38%
0.06%, 01/15/2015(l)	10,000		9,997

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$943,592
Total Investments			$2,919,017
Liabilities in Excess of Other Assets, Net - (9.68)%			$(257,648)
TOTAL NET ASSETS - 100.00%			$2,661,369

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)			Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $9,876 or 0.37% of net assets.
(d)			Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $534,435 or 20.08% of net assets.
(e)	Variable Rate. Rate shown is in effect at July 31, 2014.
(f) Security purchased on a when-issued basis.
(g)			Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2014 (unaudited)

Credit Default Swaps

Buy Protection
		(Pay)/				Upfront			Unrealized
		Receive	Expiration	Notional		Premiums			Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount	Fair Value Paid/(Received) (Depreciation)
Barclays Bank PLC	CDX.EM.21	(5.00)%	06/20/2019	$11,000	$(1,109)		) $	(1,055)	$(54)
Barclays Bank PLC	CDX.EM.21	(5.00)%	06/20/2019	10,500	(1,058)			(971)	(87)
Barclays Bank PLC	CDX.EM.21	(5.00)%	06/20/2019	13,000	(1,310)			(1,237)	(73)
Morgan Stanley & Co	CDX.EM.21	(5.00)%	06/20/2019	11,000	(1,108)			(1,017)	(91)
Total					$(4,585		) $	(4,280)	$(305)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/
		Receive	Expiration	Notional		Unrealized Appreciation/
	Reference Entity	Fixed Rate	Date	Amount	Fair Value			(Depreciation)
	CDX.NA.HY.22	(5.00)%	06/20/2019	$23,760	$(1,587)	$			(90)
	CDX.NA.HY.22	(5.00)%	06/20/2019	37,125	(2,479)				90
	CDX.NA.HY.22	(5.00)%	06/20/2019	19,800	(1,322)				261
	CDX.NA.HY.22	(5.00)%	06/20/2019	18,909	(1,263)				202
	CDX.NA.HY.22	(5.00)%	06/20/2019	15,296	(1,022)				171
	CDX.NA.HY.22	(5.00)%	06/20/2019	15,296	(1,021)				218
Total					$(8,694)	$			852

Amounts in thousands

Foreign Currency Contracts

Foreign Currency Purchase									Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For		Fair Value Appreciation/(Depreciation)
British Pound Sterling	Brown Brothers Harriman & Co	09/10/2014	36,029		$62	$61			$(1)
Euro	Brown Brothers Harriman & Co	09/10/2014	22,151		30	30			—
Japanese Yen	Brown Brothers Harriman & Co	09/10/2014	38,633,835		377	376			(1)
Mexican Peso	Brown Brothers Harriman & Co	09/10/2014	752,391		58	57			(1)
Total									$(3)

Foreign Currency Sale									Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For		Fair Value Appreciation/(Depreciation)
Australian Dollar	Brown Brothers Harriman & Co	09/10/2014	78,723		$73	$73			$—
British Pound Sterling	Brown Brothers Harriman & Co	09/10/2014	140,709		236	237			(1)
Canadian Dollar	Brown Brothers Harriman & Co	09/10/2014	392,557		359	360			(1)
Danish Krone	Brown Brothers Harriman & Co	09/10/2014	208,112		38	37			1
Euro	Brown Brothers Harriman & Co	09/10/2014	1,603,100		2,187	2,147			40
Japanese Yen	Brown Brothers Harriman & Co	09/10/2014	151,096,381		1,474	1,469			5
Mexican Peso	Brown Brothers Harriman & Co	09/10/2014	1,349,458		104	102			2
Polish Zloty	Brown Brothers Harriman & Co	09/10/2014	105,045		35	34			1
Swedish Krona	Brown Brothers Harriman & Co	09/10/2014	232,911		35	34			1
Swiss Franc	Brown Brothers Harriman & Co	09/10/2014	14,100		16	16			—
Total									$48

Amounts in thousands except contracts

Futures Contracts

									Unrealized
Type	Long/Short	Contracts	Notional Value			Fair Value		Appreciation/(Depreciation)
US 10 Year Note; September 2014	Short	192	$24,100	$		23,925			$175
US Long Bond; September 2014	Short	48	6,595			6,596			(1)
Total									$174

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
California Municipal Fund
July 31, 2014 (unaudited)

		Principal			Principal
	MUNICIPAL BONDS - 102.75%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

	California - 98.22%			California (continued)
	Abag Finance Authority for Nonprofit Corps			City of Bakersfield CA Wastewater
	5.00%, 08/01/2043	$1,500	$1,619	Revenue (credit support from AGM)
	Alum Rock Union Elementary School			5.00%, 09/15/2032(a)	$2,000	$2,195
	District			City of Compton CA Water Revenue
	5.25%, 08/01/2043	1,000	1,128	6.00%, 08/01/2039	1,250	1,287
	Anaheim Public Financing Authority			City of Los Angeles Department of Airports
	5.25%, 10/01/2034	1,000	1,130	5.13%, 05/15/2033	1,230	1,363
	Baldwin Park Financing Authority			City of San Francisco CA Public Utilities
	4.63%, 08/01/2016	1,130	1,162	Commission Water Revenue
	Barstow Redevelopment Agency (credit			5.00%, 11/01/2036	2,010	2,232
	support from NATL-RE)			City of Torrance CA
	7.00%, 09/01/2014(a)	175	176	6.00%, 06/01/2022	1,000	1,004
	7.00%, 09/01/2014(a)	90	90	City of Turlock CA
	Bay Area Governments Association (credit			5.13%, 10/15/2031	1,000	1,072
	support from XLCA)			5.13%, 10/15/2037	1,000	1,074
	5.25%, 09/01/2029(a)	130	130	City of Vernon CA Electric System Revenue
	5.25%, 09/01/2029(a)	1,870	1,877	5.13%, 08/01/2021	2,000	2,226
	Bay Area Toll Authority			Coachella Valley Unified School
	5.13%, 04/01/2039	3,000	3,546	District/CA (credit support from AGM)
	California Educational Facilities Authority			0.00%, 08/01/2039(a),(d)	7,800	2,400
	5.00%, 01/01/2038(b)	1,379	1,503	Dinuba Financing Authority
	5.00%, 10/01/2038(b)	900	996	5.38%, 09/01/2038	1,000	1,002
	5.00%, 01/01/2039(b)	3,642	3,973	Dinuba Redevelopment Agency (credit
	5.25%, 10/01/2039(b)	6,500	7,333	support from BAM)
	5.38%, 04/01/2034	1,000	1,127	5.00%, 09/01/2033(a)	2,000	2,178
	California Health Facilities Financing			East Bay Municipal Utility District Water
	Authority			System Revenue
	4.00%, 03/01/2033	2,000	1,990	5.00%, 06/01/2036	1,000	1,135
	4.00%, 03/01/2043	2,000	1,934	El Monte Union High School District (credit
	5.75%, 09/01/2039	2,000	2,305	support from ASSURED GTY)
	6.00%, 07/01/2039	2,000	2,219	5.50%, 06/01/2034(a)	2,000	2,244
	6.50%, 10/01/2038	985	1,210	Escondido Union High School District
	6.50%, 10/01/2038	15	18	0.00%, 08/01/2041(d)	1,000	279
	California Infrastructure & Economic			Fontana Redevelopment Agency (credit
	Development Bank (credit support from			support from NATL-RE)
	NATL ST INTERCEPT)			5.20%, 09/01/2030(a)	1,000	1,001
	5.00%, 08/15/2018(a)	500	522	Foothill-De Anza Community College
	California Pollution Control Financing			District
	Authority			5.00%, 08/01/2040	1,500	1,652
	5.00%, 07/01/2030(c)	1,000	1,042	Golden State Tobacco Securitization Corp
	5.00%, 07/01/2037(c)	4,000	4,116	4.50%, 06/01/2027	6,000	5,318
	California State Public Works Board			Highland Redevelopment Agency (credit
	5.00%, 11/01/2037	1,375	1,500	support from AMBAC)
	5.00%, 10/01/2039	4,500	4,964	5.00%, 12/01/2028(a)	3,000	3,016
	California State University			Indio Redevelopment Agency
	5.25%, 11/01/2038	2,000	2,281	5.63%, 08/15/2035	1,355	1,390
	California State University (credit support			Inland Valley Development Agency
	from AGM)			5.25%, 09/01/2037	1,000	1,105
	5.00%, 11/01/2039(a)	1,000	1,114	La Verne Public Financing Authority
	California Statewide Communities			7.25%, 09/01/2026	800	802
	Development Authority			Lancaster Redevelopment Agency
	7.25%, 11/15/2041	1,500	1,719	6.88%, 08/01/2039	545	693
	California Statewide Communities			6.88%, 08/01/2039	455	525
	Development Authority (credit support from			Los Angeles County Public Works Financing
	CA MTG INS)			Authority
	6.25%, 08/15/2028(a)	2,250	2,627	5.00%, 08/01/2042	1,400	1,504
	California Statewide Communities			Los Angeles Department of Water & Power
	Development Authority (credit support from			5.38%, 07/01/2038	1,000	1,137
	FHA INS)			Los Angeles Unified School District/CA
	6.25%, 08/01/2024(a)	825	983	5.00%, 07/01/2029	2,000	2,291
	California Statewide Financing Authority			Los Angeles Unified School
	6.00%, 05/01/2043	2,000	2,000	District/CA (credit support from AGM)
	6.00%, 05/01/2043	1,550	1,501	5.00%, 07/01/2032(a)	1,000	1,095
	Carson Redevelopment Agency Successor			Merced Union High School District
	Agency (credit support from NATL-RE)			0.00%, 08/01/2032(d)	3,380	1,499
	5.50%, 10/01/2016(a)	1,000	1,101	Metropolitan Water District of Southern
	City of Alhambra CA (credit support from			California (credit support from AGM)
NATL	-RE)			5.00%, 07/01/2035(a)	1,250	1,294
	6.13%, 09/02/2018(a)	2,705	2,715

See accompanying notes

Schedule of Investments
California Municipal Fund
July 31, 2014 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California (continued)			California (continued)
Morongo Band of Mission Indians/The			San Francisco Bay Area Rapid Transit
6.50%, 03/01/2028(c)	$1,000	$1,086	District
Needles Public Utility Authority			5.00%, 07/01/2028	$1,755	$1,966
6.50%, 02/01/2022	2,360	2,360	San Francisco City & County Redevelopment
Norco Community Redevelopment Agency			Agency
Successor Agency (credit support from BAM)			5.00%, 08/01/2044	1,500	1,531
5.00%, 03/01/2032(a),(e)	1,000	1,109	6.50%, 08/01/2039	1,000	1,133
Norco Financing Authority (credit support			San Luis Obispo County Financing
from AGM)			Authority (credit support from AGM)
5.63%, 10/01/2034(a)	1,000	1,137	5.00%, 08/01/2030(a)	1,000	1,087
Northern Inyo County Local Hospital District			Santa Clara County Financing Authority
5.00%, 12/01/2029	1,010	1,002	5.25%, 05/15/2036	2,000	2,213
Ontario Redevelopment Financing			Semitropic Improvement District
Authority (credit support from AMBAC)			5.00%, 12/01/2038	2,000	2,191
5.50%, 08/01/2016(a)	1,055	1,059	South Gate Public Financing Authority (credit
Ontario Redevelopment Financing			support from AMBAC)
Authority (credit support from NATL-RE)			5.25%, 09/01/2022(a)	2,090	2,099
5.25%, 08/01/2016(a)	1,060	1,063	South Gate Public Financing Authority (credit
Palm Desert Financing Authority (credit			support from XLCA)
support from NATL-RE)			5.00%, 09/01/2016(a)	850	853
5.00%, 08/01/2022(a)	1,280	1,289	Southern California Public Power Authority
Perris Public Financing Authority			5.25%, 07/01/2029	695	806
5.30%, 10/01/2026	2,805	2,811	5.25%, 07/01/2031	695	798
Pittsburg Unified School District			State of California
0.00%, 08/01/2036(d)	1,365	463	5.00%, 02/01/2038	1,450	1,595
5.00%, 08/01/2043	2,900	3,150	5.00%, 04/01/2043	7,380	8,097
Pittsburg Unified School District (credit			5.25%, 11/01/2040	1,500	1,700
support from AGM)			5.75%, 04/01/2031	675	796
5.50%, 08/01/2031(a)	1,000	1,135	6.00%, 03/01/2033	2,000	2,400
Pomona Public Financing Authority (credit			6.00%, 04/01/2038	3,000	3,531
support from NATL-RE)			State of California Department of Water
5.00%, 02/01/2021(a)	5,000	5,010	Resources
Pomona Unified School District (credit			5.00%, 12/01/2028	1,680	1,915
support from NATL-RE)			Stockton East Water District (credit support
6.15%, 08/01/2030(a)	1,000	1,213	from NATL)
Port Commission of the City & County of San			5.25%, 04/01/2022(a)	1,780	1,782
Francisco			Stockton Unified School District (credit
4.00%, 03/01/2035	1,000	1,004	support from AGM)
Poway Unified School District			5.00%, 08/01/2038(a)	1,500	1,606
0.00%, 08/01/2036(d)	4,000	1,490	Tobacco Securitization Authority of Southern
Richmond Joint Powers Financing Authority			California
6.25%, 07/01/2024	1,000	1,183	5.13%, 06/01/2046	1,500	1,125
Ripon Unified School District (credit support			Tulare County Transportation Authority
from BAM)			5.00%, 02/01/2029	1,000	1,166
0.00%, 08/01/2031(a),(d)	945	398	Tustin Public Financing Authority
0.00%, 08/01/2033(a),(d)	1,110	414	5.00%, 04/01/2041	1,000	1,087
Riverside Community Properties Development			University of California
Inc			5.00%, 05/15/2037	6,000	6,600
6.00%, 10/15/2038	1,000	1,165	5.00%, 05/15/2044	1,000	1,115
Riverside County Transportation Commission			5.25%, 05/15/2039(b)	3,000	3,423
5.00%, 06/01/2032	1,500	1,648	Walnut Energy Center Authority
Rocklin Unified School District (credit			5.00%, 01/01/2035	1,225	1,317
support from NATL)			Western Hills Water District
0.00%, 08/01/2019(a),(d)	1,360	1,065	5.30%, 09/01/2031(e)	1,600	1,583
0.00%, 08/01/2020(a),(d)	1,415	1,049	Western Municipal Water District Facilities
0.00%, 08/01/2023(a),(d)	1,225	773	Authority
Salinas Valley Solid Waste Authority (credit			5.00%, 10/01/2034	1,700	1,886
support from AGM)					$210,002
5.50%, 08/01/2031(a)	1,500	1,677
San Bernardino County Redevelopment			Puerto Rico - 4.53%
Agency (credit support from RADIAN)			Government Development Bank for Puerto
5.00%, 09/01/2018(a)	1,565	1,622	Rico
San Diego Community College District			5.00%, 12/01/2014	6,595	6,447
5.25%, 08/01/2033(b)	1,950	2,246
San Diego Public Facilities Financing
Authority Water Revenue
5.38%, 08/01/2034	2,000	2,312
San Diego Redevelopment Agency
6.40%, 09/01/2019	1,000	1,004

See accompanying notes

				Schedule of Investments
				California Municipal Fund
				July 31, 2014 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

Puerto Rico (continued)
Government Development Bank for Puerto
Rico (continued)
5.25%, 01/01/2015	$3,300			$3,218
				$9,665
TOTAL MUNICIPAL BONDS				$219,667
Total Investments				$219,667
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.42)%
Notes with interest rates of 0.07% and 0.08%	$(11,576)			$(11,576)
at July 31, 2014 and contractual maturity of
collateral of 2017.(f)
Total Net Investments				$208,091
Other Assets in Excess of Liabilities, Net - 2.67%				$5,699
TOTAL NET ASSETS - 100.00%				$213,790

(a)			Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b)			Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)			Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $6,244 or 2.92% of net assets.
(d) Non-Income Producing Security
(e) Security purchased on a when-issued basis.
(f)			Floating rate securities. The interest rate(s) shown reflect the rates in effect at July 31, 2014

Portfolio Summary (unaudited)
Sector				Percent
Revenue Bonds				54 .01%
Insured				25 .34%
General Obligation Unlimited				15 .12%
Tax Allocation				3.01%
Prerefunded				2.81%
Special Tax				1.46%
Certificate Participation				1.00%
Liability For Floating Rate Notes Issued				(5.42)%
Other Assets in Excess of Liabilities, Net				2.67%
TOTAL NET ASSETS				100.00%

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2014 (unaudited)

CONVERTIBLE PREFERRED STOCKS -						Principal
0.20%	Shares Held		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Banks- 0.20%					Banks (continued)
Wells Fargo & Co		5,800	$7,018		Citigroup Inc (continued)
					3.95%, 06/15/2016		$1,000	$1,053
TOTAL CONVERTIBLE PREFERRED STOCKS			$7,018		4.45%, 01/10/2017		500	536
PREFERRED STOCKS - 0.19%	Shares Held		Value(000	's)	4.88%, 05/07/2015		2,200	2,269
					5.00%, 09/15/2014		11,400	11,458
REITS- 0.19%					5.50%, 10/15/2014		4,620	4,665
Sovereign Real Estate Investment Trust (a),(b)		5,000	6,591
					Credit Agricole SA
					8.38%, 12/31/2049(b),(c)		2,200	2,571
TOTAL PREFERRED STOCKS			$6,591		Eksportfinans ASA
	Principal				5.50%, 05/25/2016		1,700	1,799
BONDS- 59.42%	Amount (000's)		Value(000	's)	5.50%, 06/26/2017		1,400	1,503
Airlines - 0.01%					Fifth Third Bancorp
					0.65%, 12/20/2016(c)		1,000	993
UAL 2009-1 Pass Through Trust
10.40%, 05/01/2018		$354	$399		Goldman Sachs Group Inc/The
					0.73%, 01/12/2015(c)		1,100	1,101
					HSBC USA Inc
Automobile Manufacturers - 1.29%					2.38%, 02/13/2015		4,600	4,649
BMW US Capital LLC					JP Morgan Chase & Co
0.57%, 06/02/2017(c)		31,600	31,476		0.78%, 04/25/2018(c)		5,800	5,800
Daimler Finance North America LLC					3.15%, 07/05/2016		800	833
1.45%, 08/01/2016(b)		6,405	6,466		3.70%, 01/20/2015		1,300	1,319
Nissan Motor Acceptance Corp					6.30%, 04/23/2019		14,500	16,974
2.65%, 09/26/2018(a),(b)		6,900	7,045		JP Morgan Chase Bank NA
			$44,987		0.56%, 06/13/2016(c)		3,500	3,488
Banks- 11.80%					Korea Development Bank/The
American Express Bank FSB					4.38%, 08/10/2015		7,400	7,664
6.00%, 09/13/2017		4,700	5,334		LBG Capital No.2 PLC
Banco Popular Espanol SA					15.00%, 12/21/2019	GBP	7,200	17,626
4.25%, 09/30/2015	EUR	9,450	13,165		Lloyds Bank PLC
					12.00%, 12/29/2049(a),(b)		$12,100	17,666
Banco Santander Brasil SA/Cayman Islands
4.25%, 01/14/2016(b)		$2,900	2,994		National Bank of Canada
					2.20%, 10/19/2016(b)		700	720
4.50%, 04/06/2015(b)		500	510
Banco Santander Chile					Santander Issuances SAU
					7.30%, 07/27/2019(c)	GBP	9,050	15,394
1.13%, 04/11/2017(b),(c)		12,100	12,100
1.83%, 01/19/2016(b),(c)		2,100	2,108		Sberbank of Russia Via SB Capital SA
Bank of America Corp					5.50%, 07/07/2015		$3,800	3,881
1.30%, 03/22/2018(c)		2,700	2,744		Turkiye Garanti Bankasi AS
					2.73%, 04/20/2016(b),(c)		1,100	1,097
2.00%, 01/11/2018		17,300	17,319		VTB Bank OJSC Via VTB Capital SA
3.63%, 03/17/2016		10,500	10,945		6.47%, 03/04/2015 (a),(b)		6,400	6,504
4.50%, 04/01/2015		10,000	10,261		Wells Fargo & Co
6.50%, 08/01/2016		10,100	11,132		0.53%, 06/02/2017 (c)		44,600	44,612
6.88%, 04/25/2018		7,500	8,753		7.98%, 12/31/2049(c)		12,800	14,515
Bank of America NA
0.70%, 11/14/2016(c)		6,300	6,311					$410,004
6.00%, 10/15/2036		1,800	2,192		Commercial Services - 0.29%
Bank of Montreal					President and Fellows of Harvard College
2.85%, 06/09/2015(b)		1,800	1,838		6.50%, 01/15/2039(b)		7,400	10,193
Bank of Montreal/Chicago IL
0.19%, 12/08/2014(c)		15,600	15,602
Bank of Nova Scotia					Computers - 0.10%
0.54%, 04/11/2017(c)		26,900	26,914		Apple Inc
1.25%, 04/11/2017		2,000	2,001		2.85%, 05/06/2021		1,600	1,606
1.65%, 10/29/2015(b)		1,400	1,420		3.45%, 05/06/2024		1,900	1,912
1.95%, 01/30/2017(b)		200	204					$3,518
BB&T Corp					Diversified Financial Services - 4.56%
1.09%, 06/15/2018(c)		17,000	17,299
					Ally Financial Inc
BBVA Bancomer SA/Texas					2.75%, 01/30/2017		8,300	8,310
4.50%, 03/10/2016(b)		1,100	1,151
6.50%, 03/10/2021(b)		2,500	2,813		4.63%, 06/26/2015		1,100	1,119
					5.50%, 02/15/2017		10,600	11,289
BPCE SA					6.75%, 12/01/2014		300	304
0.80%, 11/18/2016(c)		5,000	5,011
12.50%, 08/29/2049(a),(b)		8,000	10,980		6.75%, 12/01/2014		6,280	6,351
					7.50%, 09/15/2020		1,100	1,268
CaixaBank SA					8.30%, 02/12/2015		6,000	6,180
3.25%, 10/05/2015	EUR	2,600	3,588
5.13%, 04/27/2016		4,400	6,343
Citigroup Inc
2.25%, 08/07/2015		$18,000	18,282

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Diversified Financial Services (continued)					Finance - Mortgage Loan/Banker (continued)
Bear Stearns Cos LLC/The					Freddie Mac (continued)
7.25%, 02/01/2018		$1,900	$2,240		1.25%, 08/01/2019	$12,400	$12,029
Blackstone Holdings Finance Co LLC					1.25%, 10/02/2019	18,200	17,582
9.63%, 03/18/2019(a),(d)		1,400	1,428		1.75%, 05/30/2019	1,100	1,097
E*TRADE Financial Corp					2.38%, 01/13/2022	1,400	1,390
6.75%, 06/01/2016		6,625	7,122		3.75%, 03/27/2019	5,600	6,101
Ford Motor Credit Co LLC					5.50%, 08/23/2017	2,000	2,263
0.67%, 11/08/2016(c)		11,300	11,295				$146,938
1.50%, 01/17/2017		5,546	5,556
3.98%, 06/15/2016		200	210		Food- 0.15%
7.00%, 04/15/2015		700	731		ConAgra Foods Inc
					0.60%, 07/21/2016(c)	5,100	5,098
8.70%, 10/01/2014		4,100	4,153
General Electric Capital Corp
0.42%, 10/06/2015(c)		7,500	7,510		Healthcare - Services - 1.28%
General Motors Financial Co Inc					HCA Inc
2.75%, 05/15/2016		6,800	6,876		6.38%, 01/15/2015	18,700	19,051
GMAC International Finance BV					9.00%, 12/15/2014	11,623	11,899
7.50%, 04/21/2015	EUR	2,100	2,935		New York Society for the Relief of the
International Lease Finance Corp					Ruptured & Crippled Maintaining the
4.88%, 04/01/2015		$500	509		Hospital
5.75%, 05/15/2016		700	732		3.50%, 01/01/2023(b)	13,150	13,586
6.50%, 09/01/2014(b)		400	401				$44,536
6.75%, 09/01/2016(b)		1,700	1,861
8.62%, 09/15/2015(c)		4,900	5,230		Home Equity Asset Backed Securities - 1.44%
Macquarie Group Ltd					Aegis Asset Backed Securities Trust 2005-1
7.30%, 08/01/2014(b)		7,400	7,400		0.85%, 03/25/2035(c)	6,300	4,881
Navient LLC					Argent Securities Inc Asset-Backed Pass-
3.88%, 09/10/2015		600	609		Through Certificates Series 2005-W2
					0.52%, 10/25/2035(c)	2,400	2,202
5.00%, 04/15/2015		5,800	5,938
5.05%, 11/14/2014		4,000	4,040		Bear Stearns Asset Backed Securities I Trust
6.25%, 01/25/2016		2,500	2,641		2004-FR1
8.78%, 09/15/2016(c)	MXN	118,400	9,230		1.96%, 07/25/2034(c)	2,971	2,615
NRAM Covered Bond LLP					Bear Stearns Asset Backed Securities I Trust
5.63%, 06/22/2017(a),(b)		$12,200	13,513		2006-HE10
					0.35%, 12/25/2036(c)	3,457	3,233
Springleaf Finance Corp
5.40%, 12/01/2015		5,300	5,499		Bear Stearns Asset Backed Securities I Trust
6.50%, 09/15/2017		11,600	12,383		2006-PC1
					0.57%, 12/25/2035(c)	5,500	4,304
6.90%, 12/15/2017		1,200	1,299
SteelRiver Transmission Co LLC					Bear Stearns Asset Backed Securities I Trust
4.71%, 06/30/2017(b)		2,210	2,326		2007-HE3
					0.41%, 04/25/2037(c)	5,000	2,827
			$158,488
					Bear Stearns Structured Products Trust 2007-
Electric - 0.49%					EMX1
Centrais Eletricas Brasileiras SA					1.46%, 03/25/2037(a),(b),(c)	5,447	4,987
6.88%, 07/30/2019(b)		1,600	1,776		IXIS Real Estate Capital Trust 2005-HE1
Duquesne Light Holdings Inc					0.93%, 06/25/2035(c)	1,356	1,320
5.50%, 08/15/2015		8,600	8,998		JP Morgan Mortgage Acquisition Trust 2006-
Entergy Corp					CW1
3.63%, 09/15/2015		4,500	4,626		0.39%, 05/25/2036(c)	6,100	5,100
Majapahit Holding BV					Nomura Home Equity Loan Inc Home Equity
7.75%, 01/20/2020		1,300	1,535		Loan Trust Series 2005-HE1
			$16,935		0.74%, 09/25/2035(c)	3,500	2,806
					Option One Mortgage Loan Trust 2005-4
Finance - Mortgage Loan/Banker - 4.23%					Asset-Backed Certificates Series 2005-4
Fannie Mae					0.60%, 11/25/2035(c)	4,700	4,252
0.88%, 08/28/2017		5,400	5,363		RASC Series 2005-AHL2 Trust
0.88%, 02/08/2018		4,800	4,731		0.57%, 10/25/2035 (c)	2,500	2,084
0.88%, 05/21/2018		900	884
1.13%, 04/27/2017(e),(f)		11,700	11,742		RASC Series 2005-KS11 Trust
					0.56%, 12/25/2035(c)	10,300	9,296
1.25%, 01/30/2017		5,100	5,145
1.88%, 09/18/2018		900	908				$49,907
5.00%, 05/11/2017(e)		6,000	6,651		Insurance - 0.97%
5.38%, 06/12/2017(e)		700	787		American International Group Inc
Freddie Mac					5.45%, 05/18/2017	2,000	2,218
0.88%, 03/07/2018		1,100	1,082		8.18%, 05/15/2068	6,300	8,702
1.00%, 03/08/2017(e),(f)		15,700	15,724		Metropolitan Life Global Funding I
1.00%, 06/29/2017		20,000	19,947		0.36%, 06/23/2016(a),(b),(c)	11,500	11,495
1.00%, 07/28/2017(e),(f)		10,600	10,577		1.70%, 06/29/2015(a),(b)	4,870	4,927
1.00%, 09/29/2017		16,800	16,696
1.25%, 05/12/2017		6,200	6,239

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2014 (unaudited)

	Principal							Principal
BONDS (continued)	Amount (000's)		Value	(000	's)		BONDS (continued)	Amount (000's)		Value	(000	's)

Insurance (continued)							Mortgage Backed Securities (continued)
Stone Street Trust							Citicorp Mortgage Securities Trust Series
5.90%, 12/15/2015(b)		$6,000		$6,362			2006-4
				$33,704			5.50%, 08/25/2036		$795		$819
							Citicorp Mortgage Securities Trust Series
Iron & Steel - 0.08%							2007-8
CSN Resources SA							6.00%, 09/25/2037		4,250		4,441
6.50%, 07/21/2020(b)		1,000		1,025
							Citigroup Mortgage Loan Trust Inc
Gerdau Holdings Inc							5.50%, 09/25/2035		7,262		7,470
7.00%, 01/20/2020(b)		1,400		1,575
							Credit Suisse Commercial Mortgage Trust
				$2,600			Series 2006-C5
Lodging - 0.03%							5.30%, 12/15/2039		2,411		2,602
MGM Resorts International							Credit Suisse Commercial Mortgage Trust
6.63%, 07/15/2015		600		624			Series 2008-C1
7.63%, 01/15/2017		400		442			5.97%, 02/15/2041(c)		1,300		1,450
				$1,066			Fannie Mae Grantor Trust 2000-T6
							7.50%, 06/25/2030		17		20
Machinery - Diversified - 0.79%							Fannie Mae Grantor Trust 2002-T16
John Deere Capital Corp							7.50%, 07/25/2042		26		30
0.36%, 04/12/2016(c)		27,500		27,509			Fannie Mae REMICS
							0.47%, 04/25/2037(c)		809		808
							0.61%, 09/25/2035(c)		2,057		2,061
Media- 1.42%
DISH DBS Corp							GSMPS Mortgage Loan Trust 2001-2
							7.50%, 06/19/2032(b)		135		141
6.63%, 10/01/2014		15,500		15,597
7.75%, 05/31/2015		32,100		33,625			HomeBanc Mortgage Trust 2005-4
							0.43%, 10/25/2035(c)		5,007		4,495
				$49,222
							JP Morgan Mortgage Trust 2005-S3
Mortgage Backed Securities - 3.98%							5.75%, 01/25/2036		312		291
Arran Residential Mortgages Funding 2010-1							JP Morgan Mortgage Trust 2006-A6
PLC							5.55%, 10/25/2036(c)		1,584		1,457
1.73%, 05/16/2047(b),(c)	EUR	2,712		3,668			JP Morgan Mortgage Trust 2007-A1
Banc of America Funding 2004-D Trust							2.58%, 07/25/2035(c)		1,082		1,085
2.39%, 06/25/2034(c)		$126		130			MASTR Reperforming Loan Trust 2005-1
Banc of America Mortgage 2004-H Trust							7.00%, 08/25/2034(b)		175		180
2.74%, 09/25/2034(c)		2,657		2,659			Merrill Lynch Mortgage Investors Trust
Banc of America Mortgage Trust 2005-11							MLMI Series 2005-A5
5.50%, 12/25/2020		623		637			2.47%, 06/25/2035(c)		906		886
Banc of America Re-REMIC Trust 2009-							Merrill Lynch Mortgage Investors Trust Series
UBER2							2005-2
5.67%, 02/24/2051(b),(c)		14,313		15,864			1.57%, 10/25/2035(c)		5,768		5,689
BCAP LLC 2011-RR2 Trust							Merrill Lynch Mortgage Investors Trust Series
2.80%, 07/26/2036(b),(c)		6,131		6,193			MLCC 2005-3
BCAP LLC 2011-RR4-I Trust							2.14%, 11/25/2035(c)		995		988
5.25%, 02/26/2036(b)		2,005		1,839			Morgan Stanley Mortgage Loan Trust 2005-4
BCAP LLC 2011-RR5-I Trust							5.50%, 08/25/2035		543		551
5.25%, 08/26/2037(b),(c)		4,221		4,394			Opteum Mortgage Acceptance Corp Asset
5.32%, 03/26/2037(b),(c)		426		421			Backed Pass-Through Certificates 2005-5
Bear Stearns ALT-A Trust 2005-4							5.64%, 12/25/2035(c)		69		70
2.54%, 05/25/2035(c)		324		317			RBSCF Trust 2010-RR3
Bear Stearns ALT-A Trust 2005-7							5.47%, 09/16/2039(b)		16,603		17,730
2.70%, 09/25/2035(c)		30		26			RBSSP Resecuritization Trust 2011-3
Bear Stearns ARM Trust 2004-1							0.40%, 02/26/2037(b),(c)		2,839		2,652
2.68%, 04/25/2034(c)		339		340			Silenus European Loan Conduit NO 25 Ltd
Bear Stearns ARM Trust 2005-11							0.48%, 05/15/2019(c)	EUR	83		109
2.99%, 12/25/2035(c)		191		194			STARM Mortgage Loan Trust 2007-4
Bear Stearns Commercial Mortgage Securities							4.26%, 10/25/2037(c)		$7,937		7,067
Trust 2007-PWR16							Structured Adjustable Rate Mortgage Loan
5.71%, 06/11/2040(c)		11,562		12,761			Trust
Bear Stearns Commercial Mortgage Securities							2.42%, 04/25/2035(c)		3,203		3,144
Trust 2007-PWR17							Structured Asset Securities Corp Mortgage
5.70%, 06/11/2050		123		125		Pass	-Through Ctfs Ser 2004-20
Chase Mortgage Finance Trust Series 2005-							6.00%, 11/25/2034		5,898		6,004
A1							Wachovia Bank Commercial Mortgage Trust
4.88%, 12/25/2035(c)		2,587		2,495			Series 2006-C23
Chase Mortgage Finance Trust Series 2006-							5.42%, 01/15/2045		200		211
A1							WaMu Mortgage Pass-Through Certificates
5.65%, 09/25/2036(c)		1,736		1,586			Series 2007-HY1 Trust
CHL Mortgage Pass-Through Trust 2005-24							4.61%, 02/25/2037(c)		4,615		4,288
5.50%, 11/25/2035		1,684		1,656

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2014 (unaudited)

		Principal						Principal
BONDS (continued)		Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Mortgage Backed Securities (continued)							Regional Authority - 0.81%
Wells Fargo Mortgage Backed Securities							Province of Ontario Canada
2004-DD Trust							1.00%, 07/22/2016		$1,100		$1,106
2.61%, 01/25/2035(c)			$2,485		$2,483		1.60%, 09/21/2016		100		102
Wells Fargo Mortgage Backed Securities							1.65%, 09/27/2019		300		293
2006-AR2 Trust							3.00%, 07/16/2018		1,200		1,260
2.61%, 03/25/2036(c)			3,826		3,695		3.15%, 06/02/2022	CAD	4,300		4,065
					$138,222		4.00%, 06/02/2021		6,800		6,818
							4.20%, 06/02/2020		3,000		3,038
Municipals - 0.02%							4.40%, 06/02/2019		2,100		2,134
Autonomous Community of Valencia Spain							5.50%, 06/02/2018		800		834
4.38%, 07/16/2015		EUR	600		826		Province of Quebec Canada
							2.75%, 08/25/2021		$1,700		1,703
Oil & Gas - 0.73%							3.50%, 07/29/2020		800		850
Odebrecht Drilling Norbe VIII/IX Ltd							3.50%, 12/01/2022	CAD	1,400		1,347
6.35%, 06/30/2021(b)			$613		648		4.25%, 12/01/2021		3,900		3,958
Petrobras International Finance Co							4.50%, 12/01/2020		700		720
3.88%, 01/27/2016			7,600		7,820						$28,228
5.88%, 03/01/2018			4,700		5,086
7.88%, 03/15/2019			9,600		11,096		Savings & Loans - 0.14%
							Nationwide Building Society
Petroleos Mexicanos							6.25%, 02/25/2020(b)		$4,000		4,681
8.00%, 05/03/2019			500		609
					$25,259
							Sovereign - 19.88%
Other Asset Backed Securities - 2.48%							Banco Nacional de Desenvolvimento
Aames Mortgage Investment Trust 2005-2							Economico e Social
1.10%, 07/25/2035(c)			4,091		3,684
							3.38%, 09/26/2016(b)		1,000		1,032
ACA CLO 2006-1 Ltd							4.13%, 09/15/2017(b)	EUR	800		1,133
0.48%, 07/25/2018(b),(c)			200		199
							Brazil Letras do Tesouro Nacional
Citigroup Mortgage Loan Trust Inc							0.00%, 04/01/2015(g)	BRL	49,000		20,138
0.39%, 10/25/2036(c)			5,600		5,247
							0.00%, 04/01/2015(g)		27,000		10,814
Countrywide Asset-Backed Certificates							0.00%, 10/01/2015(g)		40,000		15,570
0.28%, 06/25/2047(c)			1,152		1,145
0.51%, 04/25/2036(c)			3,079		3,024		Export-Import Bank of Korea
0.86%, 08/25/2035(c)			8,500		7,426		5.13%, 06/29/2020		$800		896
							5.88%, 01/14/2015		8,000		8,183
FFMLT Trust 2005-FF2							Italy Buoni Poliennali Del Tesoro
1.04%, 03/25/2035(c)			559		507
							1.15%, 05/15/2017	EUR	18,200		24,635
First Franklin Mortgage Loan Trust 2006-FF8							2.25%, 05/15/2016		16,500		22,794
0.30%, 07/25/2036(c)			3,971		3,754
							2.75%, 12/01/2015		19,400		26,785
GSAMP Trust 2006-HE1							3.00%, 06/15/2015		2,000		2,740
0.55%, 01/25/2036(c)			10,000		7,691
							3.00%, 11/01/2015		88,600		122,490
Halcyon Structured Asset Management Long							3.75%, 04/15/2016		31,800		44,949
Secured/Short Unsecured 2007-1 Ltd							3.75%, 08/01/2016		41,500		59,094
0.45%, 08/07/2021(b),(c)			5,557		5,529
							4.75%, 09/15/2016		17,200		25,043
Hillmark Funding Ltd							4.75%, 06/01/2017		11,900		17,698
0.48%, 05/21/2021(b),(c)			7,791		7,675
							Italy Certificati di Credito del Tesoro Zero
JP Morgan Mortgage Acquisition Trust 2006-							Coupon
ACC1							0.00%, 06/30/2015(g)		4,200		5,607
0.42%, 05/25/2036(c)			5,400		4,442
							0.00%, 12/31/2015(g)		1,000		1,331
Merrill Lynch Mortgage Investors Trust Series							0.00%, 04/29/2016(g)		20,700		27,461
2005	-FM1						Korea Housing Finance Corp
0.64%, 05/25/2036(c)			4,300		3,836
							4.13%, 12/15/2015(b)		$900		937
Park Place Securities Inc Asset-Backed Pass-							Mexican Bonos
Through Ctfs Ser 2004-WCW2							9.50%, 12/18/2014(c)	MXN	272,000		21,057
1.20%, 10/25/2034(c)			8,800		7,234
							Mexico Cetes
Popular ABS Mortgage Pass-Through Trust							0.00%, 09/25/2014(g)		5,523,000		41,596
2006	-D						0.00%, 12/11/2014(g)		7,413,000		55,465
0.42%, 11/25/2046(c)			4,400		3,835
							0.00%, 12/24/2014(g)		1,893,000		14,148
RAAC Series 2006-SP3 Trust							Spain Government Bond
0.50%, 08/25/2036(c)			3,000		2,628
							2.10%, 04/30/2017	EUR	13,700		19,073
RAMP Series 2004-RS8 Trust							3.15%, 01/31/2016		3,000		4,187
1.05%, 08/25/2034(c)			2,435		2,280
							3.30%, 07/30/2016		42,000		59,447
RAMP Series 2006-RZ5 Trust							3.75%, 10/31/2015		13,400		18,711
0.41%, 08/25/2046(c)			6,159		5,147
							4.25%, 10/31/2016		3,300		4,789
Small Business Administration Participation							5.50%, 07/30/2017		8,500		12,994
Certificates											$690,797
4.43%, 05/01/2029(c)			4,012		4,327
Wells Fargo Home Equity Asset-Backed							Student Loan Asset Backed Securities - 0.02%
Securities 2006-2 Trust							SLM Private Education Loan Trust 2010-C
0.30%, 01/25/2037(c)			7,226		6,620		2.80%, 12/16/2019(b),(c)		$778		791
					$86,230

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2014 (unaudited)

	Principal							Principal
BONDS (continued)	Amount (000's)		Value	(000	's)		MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

Student Loan Asset Backed Securities (continued)							Nebraska - 0.01%
SLM Student Loan Trust 2008-7							Public Power Generation Agency
0.73%, 10/25/2017(c)		$32		$32			7.24%, 01/01/2041	$200		$226
				$823

Telecommunications - 1.90%							Nevada - 0.07%
BellSouth Corp							County of Clark Department of Aviation
4.18%, 04/26/2021(a),(b),(c)		31,600		32,221			6.82%, 07/01/2045	1,700		2,335
SBA Tower Trust
4.25%, 04/15/2040(a),(b),(c)		200		205
							New Jersey - 0.07%
Sprint Communications Inc							New Jersey State Turnpike Authority
9.13%, 03/01/2017		8,225		9,459			7.10%, 01/01/2041	1,600		2,261
Verizon Communications Inc
0.63%, 06/09/2017(c)		16,200		16,227
1.98%, 09/14/2018(c)		1,400		1,472			New York - 0.54%
2.50%, 09/15/2016		1,700		1,755			Metropolitan Transportation Authority
3.65%, 09/14/2018		4,500		4,797			6.69%, 11/15/2040	10,540		14,182
				$66,136			New York City Water & Sewer System
							5.00%, 06/15/2037	3,500		3,614
Transportation - 0.53%							5.00%, 06/15/2037	1,100		1,169
Hellenic Railways Organization SA										$18,965
4.03%, 03/17/2017	EUR	12,300		15,976
4.50%, 12/06/2016	JPY	273,000		2,378		Ohio	- 0.09%
				$18,354			American Municipal Power Inc
TOTAL BONDS				$2,064,660			8.08%, 02/15/2050	2,100		3,205
	Principal
MUNICIPAL BONDS - 4.76%	Amount (000's)		Value	(000	's)		Pennsylvania - 0.17%
California - 2.28%							Pennsylvania Economic Development
Bay Area Toll Authority							Financing Authority
7.04%, 04/01/2050		$6,000		$8,575			5.00%, 01/01/2023	5,700		6,052
California Infrastructure & Economic
Development Bank						Texas	- 0.85%
6.49%, 05/15/2049		1,000		1,222			City of San Antonio TX Water System
California State University							Revenue (credit support from NATL-RE)
6.43%, 11/01/2030		1,500		1,747			5.00%, 05/15/2040(h)	28,600		29,519
City of Los Angeles CA Wastewater System
Revenue
5.71%, 06/01/2039		1,000		1,169			Wisconsin - 0.03%
Los Angeles County Metropolitan							State of Wisconsin (credit support from
Transportation Authority							AGM)
							5.05%, 05/01/2018(h)	1,000		1,142
5.74%, 06/01/2039		12,000		14,388
Los Angeles Unified School District/CA
6.76%, 07/01/2034		22,000		29,562			TOTAL MUNICIPAL BONDS			$165,449
Regents of the University of California							U.S. GOVERNMENT & GOVERNMENT	Principal
Medical Center Pooled Revenue							AGENCY OBLIGATIONS - 21.33%	Amount (000's)	Value	(000	's)
6.55%, 05/15/2048		4,500		5,722			Federal Home Loan Mortgage Corporation (FHLMC) -
State of California							0.14%
7.60%, 11/01/2040		2,100		3,149			2.22%, 06/01/2035(c)	$227		$241
7.63%, 03/01/2040		4,700		7,013			4.50%, 12/01/2040	64		69
7.95%, 03/01/2036		600		734			4.50%, 12/01/2040	437		474
University of California							4.50%, 12/01/2040	252		274
6.27%, 05/15/2031		5,400		5,939			4.50%, 08/01/2041(i)	3,000		3,226
				$79,220			5.50%, 07/01/2038	402		443
										$4,727
Florida - 0.17%
County of Seminole FL Water & Sewer							Federal National Mortgage Association (FNMA) - 10.95%
Revenue							2.29%, 08/01/2035(c)	196		209
6.44%, 10/01/2040		5,000		5,729			2.31%, 08/01/2022	300		293
							2.37%, 09/01/2035(c)	215		233
							2.64%, 06/01/2022	2,900		2,891
Georgia - 0.12%							2.87%, 09/01/2027(c)	2,300		2,200
Municipal Electric Authority of Georgia							3.00%, 08/01/2025(i)	31,000		31,959
6.66%, 04/01/2057		3,500		4,222			3.00%, 05/01/2029	14,934		15,413
							3.16%, 05/01/2022(c)	9,325		9,710
Illinois - 0.36%							3.33%, 11/01/2021	191		199
Chicago Transit Authority							3.50%, 08/01/2025(i)	18,000		18,970
6.20%, 12/01/2040		11,000		12,573			3.50%, 01/01/2026	110		116
							3.50%, 02/01/2027	704		743
							3.50%, 09/01/2029(i)	12,000		12,621
							3.89%, 07/01/2021(c)	2,500		2,686
							4.00%, 07/01/2024	38		40

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
4.00%, 10/01/2024	$25		$26		4.50%, 07/01/2041	$94		$101
4.00%, 02/01/2025	55		59		4.50%, 07/01/2041	907		979
4.00%, 10/01/2025	24		26		4.50%, 08/01/2041	127		137
4.00%, 01/01/2026	10		11		4.50%, 08/01/2041	1,705		1,840
4.00%, 02/01/2026	49		52		4.50%, 10/01/2041	914		986
4.00%, 02/01/2026	1		1		4.50%, 11/01/2041	1,956		2,111
4.00%, 04/01/2026	178		191		4.50%, 12/01/2041	49		53
4.00%, 06/01/2026	13		14		4.50%, 04/01/2042	42		45
4.00%, 06/01/2026	210		225		4.50%, 11/01/2042	807		871
4.00%, 11/01/2030	45		48		4.50%, 09/01/2043	888		957
4.00%, 08/01/2031	203		217		4.50%, 09/01/2043	1,997		2,153
4.00%, 09/01/2031	120		128		4.50%, 10/01/2043	3,557		3,853
4.00%, 10/01/2031	392		418		4.50%, 11/01/2043	388		420
4.00%, 09/01/2040(i)	6,000		6,290		4.50%, 01/01/2044	344		371
4.00%, 12/01/2040	2,688		2,829		5.00%, 07/01/2024	171		189
4.00%, 09/01/2041	46		48		5.00%, 09/01/2024	186		206
4.00%, 07/01/2042	182		192		5.00%, 08/01/2025	5		5
4.50%, 02/01/2024	94		101		5.00%, 11/01/2025	367		405
4.50%, 01/01/2025	413		445		5.00%, 05/01/2026	96		105
4.50%, 02/01/2025	97		104		5.00%, 08/01/2027	7		7
4.50%, 04/01/2028	109		117		5.00%, 03/01/2028	6		7
4.50%, 06/01/2028	107		115		5.00%, 05/01/2028	165		182
4.50%, 03/01/2029	41		44		5.00%, 06/01/2028	215		237
4.50%, 04/01/2029	14		15		5.00%, 07/01/2028	4		4
4.50%, 05/01/2029	112		121		5.00%, 03/01/2029	189		209
4.50%, 05/01/2029	130		140		5.00%, 10/01/2029	148		164
4.50%, 06/01/2029	550		598		5.00%, 01/01/2030	580		641
4.50%, 06/01/2029	671		722		5.00%, 07/01/2030	432		481
4.50%, 08/01/2029	259		285		5.00%, 08/01/2030	229		254
4.50%, 09/01/2029	10		11		5.00%, 05/01/2033	259		286
4.50%, 10/01/2029	193		209		5.00%, 05/01/2033	390		432
4.50%, 11/01/2029	440		476		5.00%, 06/01/2033	409		452
4.50%, 02/01/2030	80		86		5.00%, 06/01/2033	237		262
4.50%, 06/01/2030	108		117		5.00%, 06/01/2033	244		270
4.50%, 02/01/2038	51		55		5.00%, 06/01/2033	197		219
4.50%, 01/01/2039	250		270		5.00%, 07/01/2033	24		27
4.50%, 03/01/2039	206		223		5.00%, 08/01/2033	8		9
4.50%, 03/01/2039	17		18		5.00%, 08/01/2033	15		17
4.50%, 04/01/2039	60		65		5.00%, 08/01/2033	498		551
4.50%, 05/01/2039	328		356		5.00%, 09/01/2033	1,659		1,833
4.50%, 05/01/2039	122		132		5.00%, 09/01/2033	576		636
4.50%, 05/01/2039	308		332		5.00%, 11/01/2033	168		185
4.50%, 07/01/2039	3,036		3,304		5.00%, 12/01/2033	299		331
4.50%, 02/01/2040	122		131		5.00%, 05/01/2034	624		689
4.50%, 02/01/2040	1,766		1,904		5.00%, 01/01/2035	436		482
4.50%, 06/01/2040	178		192		5.00%, 06/01/2035	1,042		1,151
4.50%, 08/01/2040(i)	47,000		50,603		5.00%, 07/01/2035	15		17
4.50%, 09/01/2040	167		180		5.00%, 07/01/2035	994		1,105
4.50%, 10/01/2040	70		76		5.00%, 09/01/2035	15		17
4.50%, 10/01/2040	35		38		5.00%, 10/01/2035	55		61
4.50%, 10/01/2040	148		159		5.00%, 10/01/2035	895		989
4.50%, 11/01/2040	770		833		5.00%, 02/01/2036	26		29
4.50%, 02/01/2041	19		20		5.00%, 07/01/2037	854		944
4.50%, 03/01/2041	496		538		5.00%, 02/01/2038	243		268
4.50%, 03/01/2041	2,029		2,190		5.00%, 04/01/2039	739		820
4.50%, 03/01/2041	740		799		5.00%, 04/01/2039	17		18
4.50%, 03/01/2041	9,631		10,396		5.00%, 10/01/2039	41		46
4.50%, 03/01/2041	1,997		2,155		5.00%, 11/01/2039	54		60
4.50%, 04/01/2041	37		39		5.00%, 11/01/2039	45		50
4.50%, 04/01/2041	818		883		5.00%, 02/01/2040	40		44
4.50%, 05/01/2041	973		1,050		5.00%, 05/01/2040	25		28
4.50%, 05/01/2041	679		732		5.00%, 05/01/2040	361		399
4.50%, 05/01/2041	30		33		5.00%, 07/01/2040	49		54
4.50%, 05/01/2041	15		16		5.00%, 08/01/2040	37		40
4.50%, 06/01/2041	58		63		5.00%, 08/01/2040(i)	34,000		37,496
4.50%, 06/01/2041	20		21		5.00%, 08/01/2040	53		59
4.50%, 07/01/2041	63		68		5.00%, 08/01/2040	31		35
4.50%, 07/01/2041	242		261		5.00%, 02/01/2041	162		179
4.50%, 07/01/2041	227		246		5.00%, 04/01/2041	217		240

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
5.00%, 05/01/2041	$284		$314		5.50%, 06/01/2038	$78		$86
5.00%, 01/01/2042	20		22		5.50%, 08/01/2038	2		2
5.00%, 09/01/2043(i)	18,000		19,809		5.50%, 10/01/2038	89		98
5.50%, 11/01/2023	175		194		5.50%, 12/01/2038	8		9
5.50%, 04/01/2026	180		200		5.50%, 12/01/2038	179		198
5.50%, 02/01/2027	3		4		5.50%, 02/01/2039	121		134
5.50%, 08/01/2027	31		34		5.50%, 08/01/2039	7,134		7,904
5.50%, 09/01/2027	70		78		5.50%, 08/01/2040(i)	4,000		4,434
5.50%, 03/01/2028	71		79		5.50%, 09/01/2040	655		725
5.50%, 04/01/2028	2,931		3,252		5.50%, 04/01/2041	106		118
5.50%, 05/01/2028	22		24		6.00%, 12/01/2031	9		11
5.50%, 06/01/2028	17		19		6.00%, 04/01/2033	10		12
5.50%, 01/01/2030	136		152		6.00%, 07/01/2033	4		5
5.50%, 12/01/2032	19		21		6.00%, 06/01/2034	10		11
5.50%, 03/01/2033	230		258		6.00%, 07/01/2034	4		5
5.50%, 04/01/2033	241		269		6.00%, 08/01/2034	17		19
5.50%, 05/01/2033	127		143		6.00%, 11/01/2034	16		18
5.50%, 06/01/2033	68		77		6.00%, 04/01/2035	3		4
5.50%, 07/01/2033	606		678		6.00%, 05/01/2035	14		16
5.50%, 08/01/2033	141		158		6.00%, 06/01/2035	98		109
5.50%, 09/01/2033	29		32		6.00%, 06/01/2035	33		37
5.50%, 12/01/2033	129		145		6.00%, 07/01/2035	263		297
5.50%, 12/01/2033	11		13		6.00%, 09/01/2035	40		45
5.50%, 12/01/2033	423		474		6.00%, 09/01/2035	11		13
5.50%, 12/01/2033	3		3		6.00%, 10/01/2035	218		244
5.50%, 01/01/2034	130		145		6.00%, 10/01/2035	7		8
5.50%, 01/01/2034	14		16		6.00%, 02/01/2036	117		133
5.50%, 04/01/2034	27		30		6.00%, 02/01/2036	81		90
5.50%, 05/01/2034	160		177		6.00%, 04/01/2036	123		139
5.50%, 08/01/2034	5		5		6.00%, 04/01/2036	219		247
5.50%, 09/01/2034	10		11		6.00%, 05/01/2036	112		126
5.50%, 01/01/2035	37		41		6.00%, 05/01/2036	97		109
5.50%, 03/01/2035	11		12		6.00%, 06/01/2036	6		6
5.50%, 07/01/2035	60		67		6.00%, 06/01/2036	9		11
5.50%, 08/01/2035	114		127		6.00%, 07/01/2036	9		11
5.50%, 08/01/2035	9		10		6.00%, 07/01/2036	105		119
5.50%, 10/01/2035	89		98		6.00%, 07/01/2036	166		186
5.50%, 11/01/2035	9		10		6.00%, 07/01/2036	43		49
5.50%, 12/01/2035	10		11		6.00%, 08/01/2036	19		22
5.50%, 01/01/2036	5		6		6.00%, 08/01/2036	29		32
5.50%, 01/01/2036	44		49		6.00%, 08/01/2036	2		3
5.50%, 02/01/2036	305		339		6.00%, 08/01/2036	140		157
5.50%, 03/01/2036	876		973		6.00%, 08/01/2036	5		6
5.50%, 09/01/2036	299		335		6.00%, 09/01/2036	51		57
5.50%, 10/01/2036	148		164		6.00%, 09/01/2036	10		12
5.50%, 10/01/2036	504		558		6.00%, 09/01/2036	91		103
5.50%, 11/01/2036	96		106		6.00%, 09/01/2036	109		123
5.50%, 11/01/2036	371		411		6.00%, 09/01/2036	105		117
5.50%, 12/01/2036	84		93		6.00%, 09/01/2036	97		109
5.50%, 12/01/2036	177		196		6.00%, 09/01/2036	8		9
5.50%, 12/01/2036	170		189		6.00%, 09/01/2036	3		4
5.50%, 12/01/2036	364		404		6.00%, 09/01/2036	323		364
5.50%, 12/01/2036	94		105		6.00%, 10/01/2036	101		113
5.50%, 01/01/2037	91		100		6.00%, 10/01/2036	5		6
5.50%, 02/01/2037	610		676		6.00%, 10/01/2036	8		9
5.50%, 02/01/2037	1,528		1,694		6.00%, 10/01/2036	38		43
5.50%, 07/01/2037	628		695		6.00%, 10/01/2036	1,055		1,184
5.50%, 07/01/2037	180		200		6.00%, 10/01/2036	542		611
5.50%, 08/01/2037	43		48		6.00%, 10/01/2036	2		2
5.50%, 03/01/2038	4		4		6.00%, 10/01/2036	4		4
5.50%, 04/01/2038	3,363		3,724		6.00%, 10/01/2036	2		2
5.50%, 04/01/2038	173		191		6.00%, 11/01/2036	1		2
5.50%, 04/01/2038	7		7		6.00%, 11/01/2036	62		69
5.50%, 04/01/2038	199		220		6.00%, 11/01/2036	2		2
5.50%, 04/01/2038	177		196		6.00%, 11/01/2036	76		86
5.50%, 05/01/2038	369		409		6.00%, 11/01/2036	2		2
5.50%, 06/01/2038	26		29		6.00%, 12/01/2036	243		274
5.50%, 06/01/2038	19		21		6.00%, 12/01/2036	27		30
5.50%, 06/01/2038	24,158		26,749		6.00%, 12/01/2036	195		220

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
6.00%, 12/01/2036	$87		$97		6.00%, 03/01/2038	$24		$27
6.00%, 12/01/2036	7		8		6.00%, 03/01/2038	79		89
6.00%, 12/01/2036	7		8		6.00%, 03/01/2038	130		146
6.00%, 12/01/2036	109		123		6.00%, 05/01/2038	4,096		4,604
6.00%, 12/01/2036	89		100		6.00%, 07/01/2038	274		307
6.00%, 12/01/2036	110		124		6.00%, 08/01/2038	134		151
6.00%, 01/01/2037	2		3		6.00%, 09/01/2038	1,291		1,451
6.00%, 01/01/2037	56		63		6.00%, 09/01/2038	2,093		2,348
6.00%, 01/01/2037	205		231		6.00%, 10/01/2038	453		508
6.00%, 01/01/2037	128		145		6.00%, 10/01/2038	66		75
6.00%, 01/01/2037	168		189		6.00%, 10/01/2038	285		320
6.00%, 02/01/2037	580		651		6.00%, 11/01/2038	21		24
6.00%, 03/01/2037	337		378		6.00%, 12/01/2038	180		201
6.00%, 04/01/2037	43		48		6.00%, 12/01/2038	166		187
6.00%, 04/01/2037	74		84		6.00%, 06/01/2040	4,148		4,659
6.00%, 05/01/2037	102		115		6.00%, 08/01/2040(i)	3,000		3,372
6.00%, 06/01/2037	90		101		6.00%, 10/01/2040	3,593		4,040
6.00%, 06/01/2037	217		244		6.00%, 05/01/2041	708		797
6.00%, 06/01/2037	10		11					$380,293
6.00%, 07/01/2037	31		35		Government National Mortgage Association (GNMA) -
6.00%, 07/01/2037	19		21		0.66%
6.00%, 07/01/2037	20		23		5.00%, 03/15/2038	15		17
6.00%, 07/01/2037	15		16		5.00%, 05/15/2038	404		442
6.00%, 07/01/2037	207		233		5.00%, 08/15/2038	603		660
6.00%, 08/01/2037	1,961		2,204		5.00%, 10/15/2038	3,932		4,306
6.00%, 08/01/2037	23		25		5.00%, 11/15/2038	1,180		1,293
6.00%, 08/01/2037	70		79		5.00%, 12/15/2038	588		645
6.00%, 09/01/2037	218		244		5.00%, 01/15/2039	646		711
6.00%, 09/01/2037	102		115		5.00%, 02/15/2039	434		477
6.00%, 09/01/2037	45		50		5.00%, 02/15/2039	14		15
6.00%, 09/01/2037	379		426		5.00%, 02/15/2039	4,162		4,560
6.00%, 09/01/2037	2		2		5.00%, 03/15/2039	1,713		1,884
6.00%, 09/01/2037	3		3		5.00%, 03/15/2039	250		275
6.00%, 09/01/2037	5		5		5.00%, 03/15/2039	708		779
6.00%, 09/01/2037	144		161		5.00%, 03/15/2039	124		136
6.00%, 09/01/2037	30		34		5.00%, 04/15/2039	215		236
6.00%, 09/01/2037	183		206		5.00%, 04/15/2039	190		209
6.00%, 10/01/2037	79		89		5.00%, 09/15/2039	861		943
6.00%, 10/01/2037	112		126		5.00%, 10/15/2039	127		139
6.00%, 10/01/2037	185		208		5.00%, 11/15/2039	3,108		3,418
6.00%, 10/01/2037	743		835		5.00%, 02/15/2040	63		69
6.00%, 10/01/2037	400		448		5.00%, 08/15/2040	325		357
6.00%, 10/01/2037	3		4		5.00%, 09/15/2040	58		63
6.00%, 10/01/2037	36		41		5.00%, 09/15/2040	778		858
6.00%, 10/01/2037	39		43		5.00%, 03/15/2041	480		528
6.00%, 10/01/2037	240		269					$23,020
6.00%, 10/01/2037	110		124
6.00%, 11/01/2037	149		167		U.S. Treasury Bill - 0.01%
					0.05%, 01/22/2015(j),(k)	370		370
6.00%, 11/01/2037	11		12
6.00%, 11/01/2037	31		35
6.00%, 11/01/2037	57		63		U.S. Treasury Inflation-Indexed Obligations - 9.57%
6.00%, 11/01/2037	155		175		0.13%, 01/15/2022	16,818		16,846
6.00%, 11/01/2037	124		139		0.13%, 07/15/2022	9,931		9,951
6.00%, 11/01/2037	90		101		0.13%, 01/15/2023	1,649		1,637
6.00%, 11/01/2037	32		35		0.38%, 07/15/2023	2,760		2,804
6.00%, 11/01/2037	73		82		0.63%, 07/15/2021	9,816		10,272
6.00%, 11/01/2037	35		40		1.13%, 01/15/2021	653		701
6.00%, 11/01/2037	6		7		1.25%, 07/15/2020(e),(f)	8,291		9,015
6.00%, 12/01/2037	90		102		1.75%, 01/15/2028	16,920		19,515
6.00%, 12/01/2037	146		164		2.00%, 01/15/2026	23,014		27,063
6.00%, 12/01/2037	178		200		2.38%, 01/15/2025	74,463		89,909
6.00%, 01/01/2038	23		26		2.38%, 01/15/2027(f)	76,207		93,443
6.00%, 01/01/2038	305		342		2.50%, 01/15/2029	33,131		41,898
6.00%, 01/01/2038	177		199		3.63%, 04/15/2028	441		620
6.00%, 01/01/2038	2		2		3.88%, 04/15/2029	6,078		8,893
6.00%, 01/01/2038	229		257					$332,567
6.00%, 02/01/2038	5		6		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 02/01/2038	302		340		OBLIGATIONS			$740,977
6.00%, 03/01/2038	76		85

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2014 (unaudited)

	Principal							Maturity
COMMERCIAL PAPER - 7.65%	Amount (000's)		Value	(000	's)	REPURCHASE AGREEMENTS - 9.13%		Amount (000's)	Value	(000	's)

Advertising - 0.66%						Banks - 9.13%
WPP CP LLC						Barclays Bank PLC Repurchase Agreement;		$20,100		$20,100
0.54%, 12/10/2014		$22,800		$22,771			0.06% dated 07/31/2014 maturing
							08/06/2014 (collateralized by US
							Government Security; $20,386,321; 3.63%;
Banks- 1.33%							dated 02/15/21)
Bank of Nova Scotia						Barclays Bank PLC Repurchase Agreement;		29,200		29,200
1.26%, 02/10/2015	CAD	26,700		24,318			0.06% dated 07/31/2014 maturing
Macquarie Bank Ltd							08/07/2014 (collateralized by US
0.56%, 05/01/2015(b),(c),(d)		$21,900		21,900			Government Security; $29,498,305; 1.50%;
							dated 08/31/18)
				$46,218
Diversified Financial Services - 0.88%						BNP Paribas Repurchase Agreement; 0.11%		49,000		49,000
Ford Motor Credit Co LLC							dated 07/31/2014 maturing 08/01/2014
0.68%, 03/02/2015		30,800		30,684			(collateralized by US Government Security;
							$49,439,589; 7.63%; dated 11/15/22)
						Merrill Lynch Repurchase Agreement; 0.12%		30,000		30,000
Electric - 1.24%							dated 07/31/2014 maturing 08/01/2014
Entergy Corp							(collateralized by US Government Security;
0.89%, 09/22/2014		4,400		4,394			$30,603,519; 3.63%; dated 08/15/43)
0.90%, 09/26/2014		11,500		11,484		Royal Bank of Scotland PLC Repurchase		100,002		100,000
0.91%, 10/02/2014		3,000		2,998			Agreement; 0.09% dated 07/31/2014
0.95%, 08/05/2014		12,600		12,599			maturing 08/01/2014 (collateralized by US
NiSource Finance Corp							Government Security; $101,347,642;
0.62%, 08/25/2014		6,400		6,397			2.50%; dated 04/30/15)
0.62%, 08/26/2014		5,300		5,298		Royal Bank of Scotland PLC Repurchase		89,000		89,000
				$43,170			Agreement; 0.11% dated 07/31/2014
Electronics - 0.78%							maturing 08/01/2014 (collateralized by US
Thermo Fisher Scientific Inc							Government Security; $89,821,890; 2.63%;
0.41%, 09/03/2014		18,300		18,293			dated 11/15/20)
0.41%, 09/22/2014		8,800		8,795						$317,300
				$27,088		TOTAL REPURCHASE AGREEMENTS				$317,300
						Total Investments				$3,662,099
Iron & Steel - 0.29%						Liabilities in Excess of Other Assets, Net - (5.39)%				$(187,418)
Glencore Funding LLC						TOTAL NET ASSETS - 100.00%				$3,474,681
0.40%, 09/02/2014		10,100		10,096

Oil & Gas - 0.97%						(a)	Security is Illiquid
ENI Finance USA Inc						(b)	Security exempt from registration under Rule 144A of the Securities Act of
0.50%, 03/20/2015		16,000		15,957			1933. These securities may be resold in transactions exempt from
0.59%, 05/22/2015		17,700		17,634			registration, normally to qualified institutional buyers. Unless otherwise
				$33,591			indicated, these securities are not considered illiquid. At the end of the
							period, the value of these securities totaled $296,238 or 8.53% of net
Telecommunications - 1.10%							assets.
Vodafone Group PLC						(c)	Variable Rate. Rate shown is in effect at July 31, 2014.
0.55%, 04/01/2015		35,700		35,588		(d)	Fair value of these investments is determined in good faith by the
0.60%, 06/29/2015		2,600		2,588			Manager under procedures established and periodically reviewed by the
				$38,176			Board of Directors. At the end of the period, the fair value of these
							securities totaled $52,952 or 1.52% of net assets.
Transportation - 0.40%						(e)	Security or a portion of the security was pledged to cover margin
Kansas City Southern Railway Co/The							requirements for futures contracts. At the end of the period, the value of
0.58%, 08/01/2014		14,000		14,000			these securities totaled $24,149 or 0.69% of net assets.
						(f)	Security or a portion of the security was pledged to cover margin
TOTAL COMMERCIAL PAPER				$265,794			requirements for swap and/or swaption contracts. At the end of the period,
	Principal						the value of these securities totaled $21,994 or 0.63% of net assets.
CERTIFICATE OF DEPOSIT - 2.71%	Amount (000's)		Value	(000	's)	(g)	Non-Income Producing Security
Banks - 2.71%						(h)	Credit support indicates investments that benefit from credit enhancement
Barclays Bank PLC/NY							or liquidity support provided by a third party bank, institution, or
0.53%, 05/01/2015(c)		62,500		62,486			government agency.
Credit Suisse/New York NY						(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
0.46%, 03/17/2015(c)		2,200		2,200			Notes to Financial Statements for additional information.
Royal Bank of Canada/New York NY						(j)	Rate shown is the discount rate of the original purchase.
1.37%, 05/07/2015(d)	CAD	32,300		29,624		(k)	Security or a portion of the security was pledged to cover margin
				$94,310			requirements for TBA’s. At the end of the period, the value of these
TOTAL CERTIFICATE OF DEPOSIT				$94,310			securities totaled $370 or 0.01% of net assets.

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Government	34 .52%
Financial	31 .91%
Mortgage Securities	15 .73%
Communications	5.08%
Asset Backed Securities	3.94%
Revenue Bonds	2.72%
Industrial	2.50%
Utilities	1.73%
Consumer, Non-cyclical	1.72%
Energy	1.70%
Consumer, Cyclical	1.33%
General Obligation Unlimited	1.16%
Insured	0.88%
Basic Materials	0.37%
Technology	0.10%
Liabilities in Excess of Other Assets, Net	(5.39)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2014 (unaudited)

Credit Default Swaps

Sell Protection
			Implied
			Credit Spread	(Pay)/						Upfront		Unrealized
			as of July 31, Receive		Expiration	Notional		Fair Value (b) Premiums				Appreciation/
Counterparty (Issuer)	Reference Entity		2014 (c)	Fixed Rate	Date	Amount (a)		Paid/(Received) (Depreciation)
Bank of America NA	ABX.HE.AAA		6.00%	0.11%	05/25/2046		$29,334	$(6,001	) $	(5,995	) $	(6)
Bank of America NA	Berkshire Hathaway		0.09%	1.00%	03/20/2015		2,200	13		(5)		18
	Finance Corp; 4.63%;
	10/15/2013
Bank of America NA	General Electric Capital		0.30%	1.00%	12/20/2015		1,100	11		(6)		17
	Corp;5.63%; 09/15/2017
Bank of America NA	MetLife Inc; 5.00%;		0.12%	1.00%	09/20/2015		9,500	95		(139)		234
	06/15/2015
Bank of America NA	MetLife Inc; 5.00%;		0.15%	1.00%	12/20/2015		3,900	45		(58)		103
	06/15/2015
Bank of America NA	Mexico Government		0.25%	1.00%	09/20/2015		600	5		—		5
	Global Bond; 7.50%;
	04/08/2033
Bank of America NA	Russian Foreign Bond -		2.26%	1.00%	03/20/2019		9,000	(496)		(608)		112
	Eurobond; 7.5%;
	03/31/2030
Barclays Bank PLC	ABX.HE.AAA		6.00%	0.11%	05/25/2046		5,648	(1,156)		(1,148)		(8)
Barclays Bank PLC	Citigroup Inc; 6.125%;		0.34%	1.00%	09/20/2016		2,000	28		17		11
	05/15/2018
Barclays Bank PLC	General Electric Capital		0.33%	1.00%	09/20/2016		2,300	34		18		16
	Corp;5.625	%;
	09/15/2017
Barclays Bank PLC	Italy Government		0.98%	1.00%	06/20/2019		1,000	1		(6)		7
	International Bond;
	6.88%; 09/27/2023
Barclays Bank PLC	Italy Government		0.73%	1.00%	06/20/2017		1,000	7		3		4
	International Bond;
	6.88%; 09/27/2023
Barclays Bank PLC	Italy Government		0.98%	1.00%	06/20/2019		1,000	1		(6)		7
	International Bond;
	6.88%; 09/27/2023
Barclays Bank PLC	Mexico Government		0.82%	1.00%	06/20/2019		1,700	14		11		3
	International Bond;
	5.95%; 03/19/2019
Barclays Bank PLC	Republic of Brazil Global		0.50%	1.00%	12/20/2015		11,600	74		(18)		92
	Bond;12.25	%;
	03/06/2030
Barclays Bank PLC	Republic of Brazil Global		0.39%	1.00%	06/20/2015		500	3		(1)		4
	Bond; 12.25	%;
	03/06/2030
Barclays Bank PLC	Republic of Indonesia		0.44%	1.00%	06/20/2016		1,500	15		(9)		24
	144A Note; 7.25%;
	04/20/2015
Barclays Bank PLC	Republic of Indonesia		0.44%	1.00%	06/20/2016		1,500	15		(9)		24
	144A Note; 7.25%;
	04/20/2015
Barclays Bank PLC	Russian Foreign Bond -		2.36%	1.00%	09/20/2019		1,300	(84)		(76)		(8)
	Eurobond; 7.50%;
	03/31/2030
BNP Paribas	Russian Foreign Bond -		2.26%	1.00%	03/20/2019		700	(39)		(47)		8
	Eurobond; 7.5%;
	03/31/2030
BNP Paribas	US Treasury Note;		0.15%	0.25%	03/20/2016	EUR	6,200	23		(31)		54
	4.88%; 08/15/2016
Citigroup Inc	Mexico Government		0.29%	1.00%	06/20/2016		$2,900	36		(2)		38
	Global Bond; 7.50%;
	04/08/2033
Citigroup Inc	Mexico Government		0.25%	1.00%	09/20/2015		700	6		(2)		8
	Global Bond; 7.50%;
	04/08/2033
Citigroup Inc	Mexico Government		0.22%	1.00%	03/20/2015		1,100	6		(3)		9
	Global Bond; 7.50%;
	04/08/2033
Citigroup Inc	Republic of Brazil Global		0.43%	1.00%	09/20/2015		1,000	6		(4)		10
	Bond; 12.25	%;
	03/06/2030

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2014 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
			Implied
			Credit Spread	(Pay)/				Upfront		Unrealized
			as of July 31,	Receive	Expiration	Notional	Fair Value	Premiums		Appreciation/
Counterparty (Issuer)	Reference Entity		2014 (c)	Fixed Rate	Date	Amount (a)	(b)	Paid/(Received)		(Depreciation)
Citigroup Inc	Republic of Brazil Global		0.39%	1.00%	06/20/2015	$1,000	$5	$(5	) $	10
	Bond; 12.25	%;
	03/06/2030
Citigroup Inc	Republic of Brazil Global		0.64%	1.00%	06/20/2016	5,400	32	(7)		39
	Bond; 12.25	%;
	03/06/2030
Citigroup Inc	Italy Government		0.73%	1.00%	06/20/2017	2,700	20	15		5
	International Bond;
	6.88%; 09/27/2023
Citigroup Inc	Mexico Government		0.82%	1.00%	06/20/2019	600	5	4		1
	International Bond;
	5.95%; 03/19/2019
Deutsche Bank AG	Berkshire Hathaway Inc;		0.18%	1.00%	09/20/2016	1,100	19	12		7
	1.9%; 01/31/2017
Deutsche Bank AG	Brazilian Government		1.46%	1.00%	03/20/2019	400	(9)	(16)		7
	International Bond;
	12.25%; 03/06/2030
Deutsche Bank AG	General Electric Capital		0.28%	1.00%	09/20/2015	1,500	13	10		3
	Corp; 5.625	%;
	09/15/2017
Deutsche Bank AG	Italy Government		0.98%	1.00%	06/20/2019	700	—	(5)		5
	International Bond;
	6.88%; 09/27/2023
Deutsche Bank AG	JP Morgan Chase & Co;		0.30%	1.00%	09/20/2016	2,300	35	21		14
	4.75%; 03/01/2015
Deutsche Bank AG	Mexico Government		0.22%	1.00%	03/20/2015	800	4	(2)		6
	Global Bond; 7.50%;
	04/08/2033
Deutsche Bank AG	Mexico Government		0.27%	1.00%	03/20/2016	5,600	62	(13)		75
	Global Bond; 7.50%;
	04/08/2033
Deutsche Bank AG	Republic of Brazil Global		0.39%	1.00%	06/20/2015	600	3	(1)		4
	Bond; 12.25	%;
	03/06/2030
Deutsche Bank AG	Republic of Indonesia;		0.19%	1.00%	09/20/2015	500	4	(3)		7
	6.75%; 03/10/2014
Deutsche Bank AG	Russian Foreign Bond -		2.26%	1.00%	03/20/2019	1,900	(105)	(132)		27
	Eurobond; 7.5%;
	03/31/2030
Goldman Sachs & Co	Berkshire Hathaway		0.09%	1.00%	03/20/2015	1,100	7	(2)		9
	Finance Corp; 4.63%;
	10/15/2013
Goldman Sachs & Co	Italy Government		0.73%	1.00%	06/20/2017	2,600	19	14		5
	International Bond;
	6.88%; 09/27/2023
Goldman Sachs & Co	Italy Government		0.98%	1.00%	06/20/2019	800	—	(4)		4
	International Bond;
	6.88%; 09/27/2023
Goldman Sachs & Co	Mexico Government		0.27%	1.00%	03/20/2016	1,900	20	(22)		42
	Global Bond; 5.95%;
	03/19/2019
Goldman Sachs & Co	Mexico Government		0.82%	1.00%	06/20/2019	5,600	48	38		10
	International Bond;
	5.95%; 03/19/2019
Goldman Sachs & Co	Republic of Brazil Global		0.39%	1.00%	06/20/2015	500	3	(1)		4
	Bond; 12.25	%;
	03/06/2030
Goldman Sachs & Co	UK Gilt; 4.25%;		0.05%	1.00%	06/20/2015	1,000	9	2		7
	06/07/2032
HSBC Securities Inc	Italy Government		0.98%	1.00%	06/20/2019	500	1	(3)		4
	International Bond;
	6.88%; 09/27/2023
HSBC Securities Inc	Italy Government		0.98%	1.00%	06/20/2019	2,200	1	(10)		11
	International Bond;
	6.88%; 09/27/2023

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2014 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
			Implied
			Credit Spread	(Pay)/						Upfront	Unrealized
			as of July 31, Receive		Expiration	Notional		Fair Value Premiums			Appreciation/
Counterparty (Issuer)	Reference Entity		2014 (c)	Fixed Rate	Date	Amount (a)		(b)	Paid/(Received) (Depreciation)
HSBC Securities Inc	Mexico Government		0.30%	1.00%	09/20/2016		$300	$4		$1	$3
	International Bond;
	5.95%; 03/19/2019
HSBC Securities Inc	Mexico Government		0.36%	1.00%	12/20/2016		100	2		1	1
	International Bond;
	5.95%; 03/19/2019
HSBC Securities Inc	Republic of Brazil Global		0.39%	1.00%	06/20/2015		2,100	11		(4)	15
	Bond; 12.25	%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil Global		0.64%	1.00%	06/20/2016		6,000	36		(82)	118
	Bond; 12.25	%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil Global		0.50%	1.00%	12/20/2015		5,200	33		(46)	79
	Bond; 12.25	%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil Global		0.43%	1.00%	09/20/2015		1,500	10		(3)	13
	Bond; 12.25	%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil Global		0.39%	1.00%	06/20/2015		4,400	24		(8)	32
	Bond; 12.25	%;
	03/06/2030
HSBC Securities Inc	Russian Foreign Bond -		1.95%	1.00%	06/20/2017		300	(8)		(6)	(2)
	Eurobond; 7.5%;
	03/31/2030
JP Morgan Chase	Mexico Government		0.71%	1.00%	12/20/2018		3,000	36		(6)	42
	Global Bond; 5.95%;
	03/19/2019
JP Morgan Chase	Mexico Government		0.47%	1.00%	09/20/2017		9,600	153		(80)	233
	Global Bond; 5.95%;
	03/19/2019
JP Morgan Chase	Mexico Government		0.36%	1.00%	12/20/2016		1,800	25		19	6
	International Bond;
	5.95%; 03/19/2019
JP Morgan Chase	Mexico Government		0.30%	1.00%	09/20/2016		200	3		1	2
	International Bond; 7.5%;
	4/08/2033
JP Morgan Chase	Republic of Brazil Global		0.71%	1.00%	09/20/2016		1,200	7		(3)	10
	Bond; 12.25	%;
	03/06/2030
JP Morgan Chase	Russian Foreign Bond -		2.31%	1.00%	06/20/2019		200	(12)		(11)	(1)
	Eurobond; 7.5%;
	03/31/2030
Morgan Stanley & Co	Hellenic Republic		3.31%	1.00%	06/20/2015	EUR	11,300	(302)		(429)	127
Morgan Stanley & Co	Republic of Brazil Global		0.39%	1.00%	06/20/2015		$600	3		(1)	4
	Bond; 12.25	%;
	03/06/2030
Morgan Stanley & Co	Republic of Indonesia		0.28%	1.00%	12/20/2015		1,100	11		(21)	32
	144A Note; 7.25%;
	04/20/2015
Royal Bank of Scotland PLC	Mexico Government		0.25%	1.00%	09/20/2015		2,100	18		(5)	23
	Global Bond; 7.50%;
	04/08/2033
UBS AG	Berkshire Hathaway		0.09%	1.00%	03/20/2015		1,100	6		(3)	9
	Finance Corp; 4.63%;
	10/15/2013
UBS AG	Republic of Brazil Global		0.43%	1.00%	09/20/2015		500	3		(1)	4
	Bond; 12.25	%;
	03/06/2030
UBS AG	US Treasury Note;		0.15%	0.25%	09/20/2015	EUR	10,100	29		(28)	57
	4.88%; 08/15/2016
Total								$(7,050	) $	(8,949)	$1,899

Amounts in thousands

See accompanying notes

		Schedule of Investments
Core Plus Bond Fund I
July 31, 2014 (unaudited)

Exchange Cleared Credit Default Swaps

Sell Protection
		Implied
	Credit Spread		(Pay)/
	as of July 31,		Receive	Expiration	Notional	Fair Value	Unrealized Appreciation/
	Reference Entity	2014 (c)	Fixed Rate	Date	Amount (a)	(b)	(Depreciation)
	CDX.NA.IG.22.5Y	N/A	1.00%	06/20/2019	$8,900	$149	$10
Total						$149	$10

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $184,582 and 27,600 EUR .

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty	Delivery Date		Contracts to Accept In Exchange For		Fair Value	Appreciation/(Depreciation)
Brazilian Real	Deutsche Bank AG	08/04/2014		4,511,042	$2,032	$1,988	$(44)
Brazilian Real	Goldman Sachs & Co	08/04/2014		31,316,982	14,071	13,804	(267)
Brazilian Real	Goldman Sachs & Co	08/18/2014		103,730	50	46	(4)
Brazilian Real	UBS AG	08/04/2014		4,718,675	2,088	2,080	(8)
Canadian Dollar	Goldman Sachs & Co	09/18/2014		1,603,000	1,497	1,469	(28)
Euro	Barclays Bank PLC	08/21/2014		20,431,000	27,651	27,358	(293)
Euro	Goldman Sachs & Co	08/21/2014		3,907,000	5,285	5,232	(53)
Euro	RBC Dominion Securities	08/21/2014		1,536,000	2,092	2,057	(35)
Mexican Peso	BNP Paribas	12/18/2014		123,687,492	9,420	9,268	(152)
Mexican Peso	Goldman Sachs & Co	09/23/2014		72,230,460	5,529	5,444	(85)
Mexican Peso	Goldman Sachs & Co	10/23/2014		93,328,230	7,156	7,019	(137)
Mexican Peso	JP Morgan Chase	12/18/2014		68,797,720	5,250	5,155	(95)
Total							$(1,201)

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty	Delivery Date		Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
Brazilian Real	Barclays Bank PLC	08/04/2014		11,837,550	$5,300	$5,218	$82
Brazilian Real	BNP Paribas	04/02/2015		256,800	104	106	(2)
Brazilian Real	BNP Paribas	07/02/2015		470,632	195	190	5
Brazilian Real	Citigroup Inc	08/04/2014		24,314,253	10,953	10,717	236
Brazilian Real	Deutsche Bank AG	07/02/2015		4,919,216	2,033	1,987	46
Brazilian Real	Goldman Sachs & Co	08/18/2014		103,730	51	46	5
Brazilian Real	Goldman Sachs & Co	09/03/2014		11,513,770	5,108	5,031	77
Brazilian Real	Goldman Sachs & Co	07/02/2015		21,610,152	8,919	8,728	191
Brazilian Real	HSBC Securities Inc	04/02/2015		27,743,200	11,265	11,468	(203)
Brazilian Real	JP Morgan Chase	08/04/2014		4,394,895	1,945	1,937	8
Brazilian Real	JP Morgan Chase	04/02/2015		21,000,000	8,871	8,681	190
Brazilian Real	UBS AG	10/02/2015		40,000,000	16,058	16,039	19
British Pound Sterling	Barclays Bank PLC	09/11/2014		20,222,000	33,943	34,126	(183)
Canadian Dollar	Bank of America NA	05/05/2015		31,865,888	29,031	29,041	(10)
Canadian Dollar	Citigroup Inc	02/10/2015		26,444,214	24,140	24,144	(4)
Canadian Dollar	RBC Dominion Securities	09/18/2014		27,926,000	25,689	25,588	101
Euro	Bank of America NA	08/21/2014		25,003,000	33,983	33,480	503
Euro	Barclays Bank PLC	08/21/2014		8,802,000	11,948	11,786	162
Euro	BNP Paribas	08/01/2014		400,000	507	536	(29)
Euro	BNP Paribas	08/21/2014		29,860,000	40,742	39,984	758
Euro	Citigroup Inc	08/21/2014		375,784,000	512,836	503,188	9,648
Euro	Goldman Sachs & Co	08/21/2014		4,254,000	5,736	5,696	40
Euro	RBC Dominion Securities	08/21/2014		19,736,000	26,707	26,427	280
Euro	UBS AG	08/21/2014		5,633,000	7,670	7,543	127
Japanese Yen	JP Morgan Chase	08/05/2014		3,478,800,000	34,261	33,819	442
Japanese Yen	UBS AG	09/03/2014		3,478,800,000	33,796	33,830	(34)
Mexican Peso	BNP Paribas	09/25/2014		548,270,779	41,854	41,315	539

See accompanying notes

				Schedule of Investments
Core Plus Bond Fund I
July 31, 2014 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale											Net Unrealized
Contracts	Counterparty			Delivery Date Contracts to Deliver					In Exchange For	Fair Value	Appreciation/(Depreciation)
Mexican Peso	BNP Paribas			12/24/2014		186,445,598			$14,151	$13,964	$187
Mexican Peso	Deutsche Bank AG			12/18/2014		281,050,836			21,374	21,058	316
Mexican Peso	Goldman Sachs & Co			08/25/2014		63,266,474			4,804	4,779	25
Mexican Peso	RBC Dominion Securities			12/11/2014		731,788,333			55,780	54,857	923
Turkish Lira	JP Morgan Chase			08/14/2014		2,112,500			986	984	2
Total											$14,447

Amounts in thousands except contracts

Futures Contracts

											Unrealized
Type			Long/Short Contracts			Notional Value			Fair Value		Appreciation/(Depreciation)
90 day Eurodollar; December 2015			Long	6,631		$1,640,905		$		1,639,432	$(1,473)
90 day Eurodollar; December 2016			Long		305		74,666			74,569	(97)
90 day Eurodollar; June 2016			Long		946		232,893			232,574	(319)
90 day Eurodollar; June 2017			Long		238		58,039			57,947	(92)
90 day Eurodollar; March 2016			Long	3,392			837,607			836,340	(1,267)
90 day Eurodollar; March 2017			Long		936		228,705			228,349	(356)
90 day Eurodollar; September 2015			Long	4,250		1,053,299				1,053,469	170
90 day Eurodollar; September 2016			Long	1,948			476,714			477,528	814
US 10 Year Note; September 2014			Long	7,181			898,308			894,820	(3,488)
US 5 Year Note; September 2014			Long	3,179			380,127			377,779	(2,348)
US Long Bond; September 2014			Long		279		37,741			38,336	595
Total											$(7,861)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
Counterparty		Receive	Fixed		Notional				Upfront Premiums		Unrealized
(Issuer)	Floating Rate Index	Floating Rate	Rate	Expiration Date	Amount		Fair Value		Paid/(Received) Appreciation/(Depreciation)
Bank of America	Brazil Cetip	Pay	8.86%	01/02/2017	BRL	3,800		$(70)		$2	$(72)
NA	Interbank Deposit
Bank of America	MXN TIIE Banxico	Pay	5.70%	01/18/2019	MXN	45,000		101		(11)	112
NA
Barclays Bank PLC MXN TIIE Banxico		Pay	5.50%	09/13/2017		68,400		162		(7)	169
Barclays Bank PLC MXN TIIE Banxico		Pay	5.60%	09/06/2016		196,300		513		33	480
Barclays Bank PLC MXN TIIE Banxico		Pay	5.75%	06/05/2023		2,800		(5)		(7)	2
Barclays Bank PLC MXN TIIE Banxico		Pay	5.00%	09/13/2017		1,700		2		(1)	3
BNP Paribas	MXN TIIE Banxico	Pay	5.75%	06/05/2023		3,300		(6)		(4)	(2)
Deutsche Bank AG	Brazil Cetip	Pay	9.13%	01/02/2017	BRL	2,000		(37)		5	(42)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	10.63%	01/02/2017		1,000		(4)		—	(4)
	Interbank Deposit
Deutsche Bank AG	MXN TIIE Banxico	Pay	7.02%	06/08/2034	MXN	22,000		34		16	18
Deutsche Bank AG	MXN TIIE Banxico	Pay	5.70%	01/18/2019		14,000		31		(5)	36
Deutsche Bank AG	MXN TIIE Banxico	Pay	5.75%	06/05/2023		6,700		(12)		(10)	(2)
Goldman Sachs &	Brazil Cetip	Pay	10.63%	01/02/2017	BRL	1,000		(4)		—	(4)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	9.10%	01/02/2017		2,000		(39)		—	(39)
Co	Interbank Deposit
Goldman Sachs &	MXN TIIE Banxico	Pay	5.75%	06/05/2023	MXN	7,000		(12)		(15)	3
Co
Goldman Sachs &	MXN TIIE Banxico	Pay	5.70%	01/18/2019		15,000		34		(4)	38
Co
HSBC Securities Inc MXN TIIE Banxico		Pay	5.50%	09/02/2022		11,400		(27)		(18)	(9)
HSBC Securities Inc MXN TIIE Banxico		Pay	6.57%	04/19/2024		150,300		355		(3)	358
HSBC Securities Inc MXN TIIE Banxico		Pay	5.50%	09/13/2017		87,600		207		(10)	217
HSBC Securities Inc MXN TIIE Banxico		Pay	5.60%	09/06/2016		66,000		172		7	165
HSBC Securities Inc MXN TIIE Banxico		Pay	5.75%	06/05/2023		3,200		(6)		(6)	—
HSBC Securities Inc MXN TIIE Banxico		Pay	5.00%	09/13/2017		5,100		6		(2)	8
JP Morgan Chase	MXN TIIE Banxico	Pay	6.00%	06/05/2023		12,000		(4)		(42)	38
JP Morgan Chase	MXN TIIE Banxico	Pay	5.70%	01/18/2019		15,000		34		(5)	39
Morgan Stanley &	MXN TIIE Banxico	Pay	6.35%	06/02/2021		9,300		27		2	25
Co

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
July 31, 2014 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/
Counterparty		Receive	Fixed		Notional						Upfront Premiums		Unrealized
(Issuer)	Floating Rate Index	Floating Rate	Rate	Expiration Date			Amount		Fair Value		Paid/(Received)		Appreciation/(Depreciation)
Morgan Stanley &	MXN TIIE Banxico	Pay	5.50%	09/02/2022	MXN	45,200			$(107)		$(73)		$(34)
Co
Morgan Stanley &	MXN TIIE Banxico	Pay	5.50%	09/13/2017		31,000			74		(4)		78
Co
Morgan Stanley &	MXN TIIE Banxico	Pay	5.60%	09/06/2016		24,800			64		4		60
Co
UBS AG	Brazil Cetip	Pay	8.90%	01/02/2017	BRL	1,500			(31)		1		(32)
	Interbank Deposit
Total									$1,452		$(157)		$1,609

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed		Notional
	Floating Rate Index	Floating Rate	Rate	Expiration Date			Amount		Fair Value	Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Receive	3.50%	12/18/2043		$9,100			$(365)	$			(698)
	3 Month LIBOR	Receive	2.75%	06/19/2043		150,800			16,084				5,671
	3 Month LIBOR	Pay	3.00%	09/21/2017		384,200			2,727				(80)
	3 Month LIBOR	Pay	4.00%	06/19/2024		9,500			154				—
	3 Month LIBOR	Pay	1.75%	06/15/2017		167,400			(477)				(481)
	Federal Fund	Pay	1.00%	10/15/2017		140,600			(1,711)				(1,596)
	Effective Rate US
	MXN TIIE Banxico	Pay	5.50%	09/02/2022	MXN	7,500			(18)				3
	MXN TIIE Banxico	Pay	6.81%	06/19/2034		170,000			(141)				(262)
	MXN TIIE Banxico	Pay	7.02%	06/08/2034		83,900			100				74
Total									$16,353	$			2,631

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive						Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration		Notional		Premiums				Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount		Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - 10 Year	Goldman Sachs & Co	6 Month	Receive	1.20%	01/22/2025			EUR	32,200	$(174)	$(142	) $	32
Interest Rate Swap		EURIBOR
Call - 10 Year	Morgan Stanley & Co	3 Month	Receive	2.55%	09/04/2024				$10,400	(43)	(16)		27
Interest Rate Swap		LIBOR
Call - 10 Year	Morgan Stanley & Co	3 Month	Receive	2.55%		10/16/2024			59,000	(224)	(187)		37
Interest Rate Swap		LIBOR
Call - 10 Year	Royal Bank of	3 Month	Receive	2.55%		09/04/2024			10,600	(43)	(16)		27
Interest Rate Swap	Scotland PLC	LIBOR
Call - 10 Year	Royal Bank of	3 Month	Receive	2.60%		09/02/2014			51,000	(255)	(124)		131
Interest Rate Swap	Scotland PLC	LIBOR
Call - 5 Year Interest JP Morgan Chase		3 Month	Receive	1.56%		09/03/2014			35,800	(64)	(1)		63
Rate Swap		LIBOR
Put - 10 Year Interest Goldman Sachs & Co		6 Month	Receive	1.60%		01/22/2025	EUR		32,200	(340)	(385)		(45)
Rate Swap		EURIBOR
Put - 10 Year Interest Morgan Stanley & Co		3 Month	Receive	2.95%		10/16/2024			$59,000	(273)	(272)		1
Rate Swap		LIBOR
Put - 10 Year Interest Royal Bank of		3 Month	Receive	3.03%		09/03/2014			72,000	(1,255)	(42)		1,213
Rate Swap	Scotland PLC	LIBOR
Put - 5 Year Interest JP Morgan Chase		3 Month	Receive	1.86%		09/03/2014			35,800	(526)	(218)		308
Rate Swap		LIBOR
Total										$(3,197)	$(1,403	) $	1,794

Amounts in thousands

Options

							Upfront Premiums						Unrealized
Written Options Outstanding	Exercise Price Expiration Date					Contracts	Paid/(Received)			Fair Value		Appreciation/(Depreciation)
Put - USD vs JPY		$80 .00 02/19/2019				1,600,000			$(89)		$(61)		$28
Total									$(89)		$(61)		$28

See accompanying notes

			Schedule of Investments
			Core Plus Bond Fund I
			July 31, 2014 (unaudited)

Written Inflation Floor

						Upfront
	Counterparty	Strike		Expiration	Notional	Premiums		Unrealized
Description	(Issuer)	Index	Exercise Index	Date	Amount	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Floor - US CPI Urban	Citigroup Inc	$216.69	Max of $0 or (0-	04/07/2020	$12,500	$(111)	$(2)	$109
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Citigroup Inc	$217.97	Max of $0 or (0-	09/29/2020	5,500	(71)	(2)	69
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Citigroup Inc	$215.95	Max of $0 or (0-	03/12/2020	5,200	(44)	(1)	43
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Deutsche Bank AG	$215.95	Max of $0 or (0-	03/10/2020	1,800	(14)	(1)	13
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Total						$(240)	$(6)	$234

Amounts in thousands

See accompanying notes

Schedule of Investments
Diversified International Fund
July 31, 2014 (unaudited)

COMMON STOCKS - 97.04%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.66%					Banks (continued)
JCDecaux SA	328,707		$11,280		Sumitomo Mitsui Financial Group Inc	1,187,500		$48,408
Teleperformance	28,991		2,014		Sumitomo Mitsui Trust Holdings Inc	3,272,739		14,242
WPP PLC	1,152,608		22,945		Svenska Handelsbanken AB	707,171		34,058
			$36,239		Swedbank AB	1,001,497		25,656
					Toronto-Dominion Bank/The	1,031,500		53,942
Aerospace & Defense - 1.22%								$740,283
Airbus Group NV	509,541		29,564
Safran SA	397,931		23,385		Beverages - 2.01%
Thales SA	251,011		14,276		AMBEV SA ADR	3,167,491		21,824
			$67,225		Anheuser-Busch InBev NV	603,719		65,161
					Asahi Group Holdings Ltd	493,700		14,889
Agriculture - 2.43%					Britvic PLC	780,989		9,229
British American Tobacco PLC	997,131		58,414					$111,103
ITC Ltd	362,203		2,121
Japan Tobacco Inc	1,536,500		54,035		Biotechnology - 0.46%
KT&G Corp	203,175		19,628		CSL Ltd	404,268		25,187
			$134,198

Airlines - 0.85%					Building Materials - 0.48%
easyJet PLC	1,372,220		29,908		Buzzi Unicem SpA	117,271		1,902
Ryanair Holdings PLC ADR(a)	318,300		16,867		CSR Ltd	4,331,726		15,065
			$46,775		Kingspan Group PLC	546,390		9,298
								$26,265
Automobile Manufacturers - 2.15%
Daimler AG	549,264		45,325		Chemicals - 2.74%
Fuji Heavy Industries Ltd	613,700		17,501		BASF SE	371,569		38,455
Toyota Motor Corp	949,700		56,070		DIC Corp	349,600		801
			$118,896		Essentra PLC	131,606		1,705
					Givaudan SA (a)	16,128		26,379
Automobile Parts & Equipment - 2.57%					Johnson Matthey PLC	378,411		18,855
Brembo SpA	47,460		1,744		Nippon Soda Co Ltd	165,000		901
Bridgestone Corp	579,400		20,911		Sasol Ltd	677,146		39,060
Continental AG	155,692		33,530		Yara International ASA	551,669		25,207
Exedy Corp	69,000		2,037					$151,363
Georg Fischer AG (a)	14,561		9,622
Kenda Rubber Industrial Co Ltd	426,401		974		Commercial Services - 1.84%
Magna International Inc	205,300		22,047		Ashtead Group PLC	1,038,591		15,580
Norma Group SE	36,359		1,791		Cielo SA	667,900		12,235
Plastic Omnium SA	51,765		1,371		Cramo OYJ	87,820		1,783
Stanley Electric Co Ltd	540,100		14,009		G8 Education Ltd	573,109		2,616
Toyo Tire & Rubber Co Ltd	143,500		2,606		Kroton Educacional SA	1,146,300		30,548
Valeo SA	257,948		30,907		Loomis AB	68,222		2,027
			$141,549		Stantec Inc	208,678		13,240
					TAL Education Group ADR(a)	433,715		12,773
Banks - 13.41%					WuXi PharmaTech Cayman Inc ADR(a)	349,085		10,755
Alpha Bank AE (a)	18,773,766		15,001
								$101,557
Australia & New Zealand Banking Group Ltd	574,426		17,934
Axis Bank Ltd (b)	2,446,005		16,339		Computers - 0.69%
Banca Generali SpA	76,624		2,140		Cap Gemini SA	294,196		21,333
Banca Popolare di Milano Scarl (a)	2,143,436		1,868		Gigabyte Technology Co Ltd	1,665,000		2,288
Banco Santander SA	2,466,369		24,780		Ingenico	142,669		14,433
Bangkok Bank PCL	1,659,100		10,115					$38,054
Bank of China Ltd	42,159,300		20,147
Bank of Georgia Holdings PLC	254,018		10,412		Distribution & Wholesale - 0.65%
Credito Emiliano SpA	216,592		1,818		DCC PLC	47,224		2,695
Danske Bank A/S	729,795		21,084		Mitsui & Co Ltd	2,065,000		33,117
DBS Group Holdings Ltd	1,712,003		24,943					$35,812
DNB ASA	2,461,722		43,626		Diversified Financial Services - 2.44%
Home Capital Group Inc	50,100		2,385		Century Tokyo Leasing Corp	70,210		2,254
ICICI Bank Ltd ADR	554,968		27,759		Daiwa Securities Group Inc	4,087,000		34,314
Indian Bank	722,041		1,756		Macquarie Group Ltd	353,890		18,940
King's Town Bank	1,879,000		1,901		Manappuram Finance Ltd	4,615,364		1,692
Liberbank SA (a)	2,595,625		2,220		Mega Financial Holding Co Ltd	19,085,128		16,760
Lloyds Banking Group PLC (a)	32,031,898		39,933		ORIX Corp	2,798,910		45,234
Malayan Banking Bhd	6,504,800		20,065		Paragon Group of Cos PLC/The	1,524,644		8,855
Mitsubishi UFJ Financial Group Inc	6,516,825		38,432		Tokai Tokyo Financial Holdings Inc	986,100		6,866
National Australia Bank Ltd	1,040,737		33,792					$134,915
National Bank of Greece SA (a)	3,208,217		10,213
Natixis	4,102,505		26,510		Electric - 2.27%
Nordea Bank AB	3,618,752		48,530		Enel SpA	5,702,390		32,463
Piraeus Bank SA (a)	990,273		2,081		Iberdrola SA	3,774,817		28,083
Royal Bank of Canada	708,600		52,296		Iren SpA	950,047		1,339
Skandinaviska Enskilda Banken AB	3,428,497		45,897		Korea Electric Power Corp	580,320		23,948

See accompanying notes

Schedule of Investments
Diversified International Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electric (continued)					Holding Companies - Diversified - 0.41%
Tenaga Nasional BHD	10,195,700		$39,571		Wharf Holdings Ltd/The	2,828,000		$22,539
			$125,404

Electrical Components & Equipment - 0.83%					Home Builders - 1.38%
Delta Electronics Inc	2,171,000		14,753		Barratt Developments PLC	3,902,287		22,893
Hitachi Ltd	3,985,639		30,892		Persimmon PLC (a)	1,119,660		23,582
			$45,645		Taylor Wimpey PLC	15,979,049		29,867
								$76,342
Electronics - 1.76%
Enplas Corp	26,600		1,599		Home Furnishings - 0.31%
Hon Hai Precision Industry Co Ltd	8,851,000		30,330		Howden Joinery Group PLC	250,564		1,431
Hoya Corp	775,700		25,116		Steinhoff International Holdings Ltd	3,134,368		15,657
Japan Aviation Electronics Industry Ltd	124,200		2,556		Steinhoff International Holdings Ltd - Rights	519,948		69
Kuroda Electric Co Ltd	87,700		1,451		(a),(b)
Merry Electronics Co Ltd	2,130,450		10,612					$17,157
Minebea Co Ltd	262,985		3,129
Omron Corp	474,200		21,032		Insurance - 5.78%
					Aegon NV	2,865,800		23,241
Siix Corp	80,300		1,487		Allianz SE	206,217		34,332
			$97,312		BB Seguridade Participacoes SA	883,500		12,843
Engineering & Construction - 1.10%					Beazley PLC	410,632		1,686
Keller Group PLC	67,577		988		Challenger Ltd/Australia	415,838		3,079
Kyowa Exeo Corp	137,000		1,898		Hannover Rueck SE	459,703		39,242
Promotora y Operadora de Infraestructura SAB	793,300		10,707		Legal & General Group PLC	7,645,049		30,160
de CV (a)					Manulife Financial Corp	1,162,000		23,744
Skanska AB	641,540		13,330		Porto Seguro SA	551,683		7,631
Vinci SA	491,418		33,914		Prudential PLC	2,354,938		54,126
			$60,837		Sampo Oyj	1,039,155		51,620
					Sanlam Ltd	2,414,012		13,693
Entertainment - 0.32%					SCOR SE	57,214		1,841
OPAP SA	1,067,291		17,393		Standard Life PLC	251,993		1,588
					Tokio Marine Holdings Inc	649,600		20,428
Food - 2.76%								$319,254
Aryzta AG (a)	268,744		24,308
					Internet - 0.96%
Associated British Foods PLC	454,741		21,287		Optimal Payments PLC (a)	383,216		2,924
GFPT PCL (b)	5,296,700		2,501
					Tencent Holdings Ltd	2,235,000		36,296
Greencore Group PLC	2,589,608		11,544		Vipshop Holdings Ltd ADR(a)	65,988		13,563
Gruma SAB de CV (a)	1,203,600		13,211
Nestle SA	699,993		51,828					$52,783
Sao Martinho SA	76,347		1,233		Iron & Steel - 0.17%
Saputo Inc	314,100		19,494		APERAM (a)	85,819		2,888
X5 Retail Group NV (a)	350,498		6,727		BlueScope Steel Ltd (a)	492,529		2,831
			$152,133		Nisshin Steel Co Ltd	131,500		1,775
					SSAB AB - A Shares (a)	172,479		1,665
Forest Products & Paper - 0.78%								$9,159
Interfor Corp (a)	159,300		2,188
Mondi PLC	1,025,277		17,957		Lodging - 0.56%
Stora Enso OYJ	2,032,979		18,266		MGM China Holdings Ltd	4,327,200		15,823
Svenska Cellulosa AB SCA	96,608		2,379		Sands China Ltd	2,039,200		14,971
West Fraser Timber Co Ltd	51,228		2,334					$30,794

			$43,124		Machinery - Construction & Mining - 0.77%
Gas - 0.67%					Mitsubishi Electric Corp	3,216,000		42,456
Gas Natural SDG SA	808,266		24,832

Keyera Corp	164,700		12,329		Machinery - Diversified - 0.07%
			$37,161		Bucher Industries AG	5,808		1,746
Hand & Machine Tools - 0.21%					Ebara Corp	320,500		1,990
Fuji Electric Co Ltd	2,230,000		11,498					$3,736

					Media - 1.41%
Healthcare - Products - 0.95%					Grupo Televisa SAB ADR	696,327		24,782
Coloplast A/S	589,466		49,841		ITV PLC	15,102,766		53,014
Elekta AB	126,024		1,544					$77,796
Fisher & Paykel Healthcare Corp Ltd	305,451		1,231
			$52,616		Metal Fabrication & Hardware - 0.25%
					Catcher Technology Co Ltd	1,699,000		13,887
Healthcare - Services - 0.42%
Eurofins Scientific SE	4,572		1,363
Ramsay Health Care Ltd	484,580		21,588		Mining - 1.62%
					Agnico Eagle Mines Ltd	450,300		16,743
			$22,951		BHP Billiton Ltd	1,189,903		42,249
					BHP Billiton PLC	851,046		29,031

See accompanying notes

Schedule of Investments
Diversified International Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Mining (continued)					Retail (continued)
Copper Mountain Mining Corp (a)	456,085		$1,150		Man Wah Holdings Ltd	1,329,687		$1,964
			$89,173		Next PLC	233,498		26,650
					Pandora A/S	380,831		26,061
Miscellaneous Manufacturing - 0.64%					Poundland Group PLC (a)	2,160,825		11,737
IMI PLC	655,740		15,640		Travis Perkins PLC	392,778		11,059
Largan Precision Co Ltd	257,000		19,744		Tsuruha Holdings Inc	42,000		2,411
			$35,384					$200,321

Office & Business Equipment - 0.40%					Semiconductors - 3.04%
Seiko Epson Corp	513,300		21,972		ams AG	395,175		14,091
					ARM Holdings PLC	1,931,687		27,501
Oil & Gas - 7.13%					Dialog Semiconductor PLC (a)	337,460		10,263
Afren PLC (a)	3,677,934		6,818		Everlight Electronics Co Ltd	4,683,000		10,565
Bankers Petroleum Ltd (a)	370,660		2,094		King Yuan Electronics Co Ltd	2,603,840		2,133
Beach Energy Ltd	5,056,548		7,866		MediaTek Inc	1,091,000		16,884
Bellatrix Exploration Ltd (a)	272,484		2,017		Samsung Electronics Co Ltd	18,114		23,443
Canadian Natural Resources Ltd	1,395,400		60,828		SK Hynix Inc (a)	601,350		26,164
Husky Energy Inc	514,100		15,640		Taiwan Semiconductor Manufacturing Co Ltd	9,210,544		36,928
Lukoil OAO ADR	325,401		18,141					$167,972
PetroChina Co Ltd	18,094,000		23,451
RMP Energy Inc (a)	312,454		2,250		Shipbuilding - 0.03%
Royal Dutch Shell PLC - A Shares	478,207		19,662		Mitsui Engineering & Shipbuilding Co Ltd	793,000		1,614
Royal Dutch Shell PLC - B Shares	1,279,005		55,076
SK Holdings Co Ltd	67,720		11,470		Software - 1.07%
Statoil ASA	1,519,344		43,415		Constellation Software Inc/Canada	8,822		2,095
Suncor Energy Inc	1,191,500		48,923		HCL Technologies Ltd	1,132,227		29,034
Total SA	839,327		54,132		Tech Mahindra Ltd	353,145		12,499
Vermilion Energy Inc	329,300		21,733		UBISOFT Entertainment (a)	936,554		15,671
			$393,516					$59,299

Packaging & Containers - 0.28%					Telecommunications - 5.68%
Rexam PLC	1,846,807		15,568		BT Group PLC	8,744,723		57,251
					FIH Mobile Ltd (a)	1,760,000		990
					Freenet AG	515,170		13,593
Actelion Pharmaceuticals Ltd (a) - 7.82%	96,577		11,599		GN Store Nord A/S	77,302		1,976
					Hellenic Telecommunications Organization	896,919		12,295
Aurobindo Pharma Ltd	259,060		3,032		SA (a)
Bayer AG	406,065		53,562
BTG PLC (a)	1,104,786		11,282		KDDI Corp	941,100		54,097
Grifols SA	515,739		23,279		MTN Group Ltd	108,326		2,242
Nippon Shinyaku Co Ltd	100,500		2,870		Nippon Telegraph & Telephone Corp	848,876		56,369
					Orange SA	1,411,229		22,099
Novartis AG	894,486		77,819		PCCW Ltd	2,447,000		1,505
Novo Nordisk A/S	1,534,684		70,645
Recordati SpA	128,926		2,128		SK Telecom Co Ltd	99,717		25,598
					SoftBank Corp	523,600		37,641
Roche Holding AG	384,405		111,557		Telekom Malaysia Bhd	5,986,800		11,666
Shire PLC	774,287		63,730		TELUS Corp	464,700		16,221
			$431,503					$313,543
Real Estate - 3.00%
Brookfield Asset Management Inc	1,456,458		64,972		Transportation - 3.00%
CA Immobilien Anlagen AG (a)	95,149		1,901		AP Moeller - Maersk A/S - B shares	11,679		27,227
Cheung Kong Holdings Ltd	2,020,000		39,025		Canadian National Railway Co	945,500		63,207
					Canadian Pacific Railway Ltd	225,900		42,955
China South City Holdings Ltd	4,778,293		2,401		Deutsche Post AG	564,870		18,073
K Wah International Holdings Ltd	3,313,000		2,410		Seino Holdings Co Ltd	1,063,000		11,428
Mitsui Fudosan Co Ltd	1,100,000		36,326
REA Group Ltd	375,490		16,354		Sinotrans Ltd	4,167,200		2,581
Wheelock & Co Ltd	434,000		2,188					$165,471
			$165,577		Water - 0.35%
REITS - 0.61%					Suez Environnement Co	1,041,575		19,439
Daiwa Office Investment Corp	474		2,384
Japan Hotel REIT Investment Corp	5,148		2,843		TOTAL COMMON STOCKS			$5,355,665
Mirvac Group	9,776,408		16,354		INVESTMENT COMPANIES - 2.27%	Shares Held	Value	(000	's)
RioCan Real Estate Investment Trust	496,600		12,334		Publicly Traded Investment Fund - 2.27%
			$33,915		Cash Account Trust - Government & Agency	125,549,735		125,550
Retail - 3.63%					Portfolio - DWS Government Cash
Alimentation Couche Tard Inc	1,927,017		52,737
ANTA Sports Products Ltd	1,179,000		1,938		TOTAL INVESTMENT COMPANIES			$125,550
Cie Financiere Richemont SA	39,809		3,778		PREFERRED STOCKS - 0.47%	Shares Held	Value	(000	's)
Dollarama Inc	526,400		43,330		Food - 0.44%
E-Mart Co Ltd	45,779		10,279		Cia Brasileira de Distribuicao	497,400		24,027
Jumbo SA (a)	560,016		8,377

See accompanying notes

			Schedule of Investments
			Diversified International Fund
			July 31, 2014 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)

Machinery - Diversified - 0.03%
Jungheinrich AG	29,580		$1,801

TOTAL PREFERRED STOCKS			$25,828
Total Investments			$5,507,043
Other Assets in Excess of Liabilities, Net - 0.22%			$12,092
TOTAL NET ASSETS - 100.00%			$5,519,135

(a) Non-Income Producing Security
(b)			Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $18,909 or 0.34% of net assets.

Portfolio Summary (unaudited)
Country			Percent
Japan			14 .56%
United Kingdom			12 .23%
Canada			12 .18%
France			5.84%
Switzerland			5.77%
Germany			5.26%
Australia			4.07%
Denmark			3.56%
Taiwan, Province Of China			3.22%
Sweden			3.17%
Korea, Republic Of			2.53%
United States			2.27%
China			2.24%
Norway			2.04%
Brazil			1.99%
Ireland			1.93%
Spain			1.87%
Netherlands			1.78%
India			1.71%
Hong Kong			1.31%
Finland			1.29%
Malaysia			1.29%
South Africa			1.28%
Greece			1.19%
Belgium			1.18%
Mexico			0.88%
Italy			0.82%
Macao			0.56%
Russian Federation			0.45%
Singapore			0.45%
Austria			0.28%
Thailand			0.23%
Georgia			0.19%
Luxembourg			0.09%
Isle of Man			0.05%
New Zealand			0.02%
Other Assets in Excess of Liabilities, Net			0.22%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Equity Income Fund
July 31, 2014 (unaudited)

COMMON STOCKS - 97.81%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.08%					Gas - 1.02%
Lockheed Martin Corp	356,608		$59,543		Sempra Energy	591,547		$58,983
Raytheon Co	661,296		60,026

			$119,569		Healthcare - Products - 1.77%
Apparel - 1.26%					Becton Dickinson and Co	356,163		41,400
VF Corp	1,188,212		72,802		Medtronic Inc	978,748		60,428
								$101,828

Automobile Manufacturers - 0.97%					Insurance - 6.08%
PACCAR Inc	902,373		56,191		ACE Ltd	1,120,453		112,158
					Allstate Corp/The	1,060,872		62,008
					Chubb Corp/The	389,854		33,804
Automobile Parts & Equipment - 2.05%					MetLife Inc	2,345,089		123,352
Autoliv Inc	541,458		53,880
Johnson Controls Inc	1,354,100		63,968		Swiss Re AG ADR	217,573		18,488
			$117,848					$349,810
					Machinery - Diversified - 1.99%
Banks - 8.92%					Deere & Co	1,343,579		114,352
Australia & New Zealand Banking Group Ltd	454,850		14,214
ADR
Bank of Nova Scotia	871,219		59,156		Media - 0.46%
Grupo Financiero Santander Mexico SAB de	1,586,026		21,062		Walt Disney Co/The	309,265		26,560
CV ADR
JP Morgan Chase & Co	1,939,738		111,865
M&T Bank Corp	432,077		52,497		Mining - 0.95%
PNC Financial Services Group Inc/The	1,107,496		91,435		BHP Billiton Ltd ADR	770,931		54,805
US Bancorp/MN	1,828,969		76,872
Wells Fargo & Co	1,700,999		86,581		Miscellaneous Manufacturing - 1.55%
			$513,682		3M Co	209,390		29,501
					Parker Hannifin Corp	518,143		59,561
Beverages - 0.66%								$89,062
Coca-Cola Co/The	967,830		38,026
					Oil & Gas - 12.75%
					Chevron Corp	646,004		83,490
Chemicals - 1.12%					Crescent Point Energy Corp	1,757,310		71,704
Air Products & Chemicals Inc	193,656		25,553		Exxon Mobil Corp	873,852		86,459
EI du Pont de Nemours & Co	602,299		38,734		Marathon Oil Corp	1,446,427		56,049
			$64,287		Marathon Petroleum Corp	1,325,560		110,658
Computers - 3.77%					Occidental Petroleum Corp	1,102,890		107,763
Apple Inc	1,272,358		121,599		Penn West Petroleum Ltd	6,312,355		48,795
EMC Corp/MA	2,230,784		65,362		Royal Dutch Shell PLC - B shares ADR	1,365,798		117,650
International Business Machines Corp	156,800		30,054		Total SA ADR	795,062		51,281
			$217,015					$733,849

Distribution & Wholesale - 0.93%					Pharmaceuticals - 12.70%
Genuine Parts Co	645,184		53,434		Abbott Laboratories	1,976,275		83,240
					AbbVie Inc	1,365,662		71,479
					GlaxoSmithKline PLC ADR	1,398,402		67,641
Diversified Financial Services - 5.05%					Johnson & Johnson	574,334		57,485
BlackRock Inc	355,708		108,395		Merck & Co Inc	2,164,434		122,810
Discover Financial Services	1,552,641		94,804		Novartis AG ADR	821,150		71,391
FNF Group	3,229,169		87,543		Pfizer Inc	3,441,337		98,766
			$290,742		Roche Holding AG ADR	2,139,598		77,721
Electric - 3.27%					Teva Pharmaceutical Industries Ltd ADR	1,504,450		80,488
NextEra Energy Inc	640,143		60,103					$731,021
Northeast Utilities	1,002,993		44,031		Pipelines - 3.71%
Wisconsin Energy Corp	797,706		34,764		Enterprise Products Partners LP	1,108,060		82,661
Xcel Energy Inc	1,595,741		49,149		Kinder Morgan Energy Partners LP	733,638		59,439
			$188,047		Kinder Morgan Inc/DE	1,983,781		71,377
Electrical Components & Equipment - 0.39%								$213,477
Emerson Electric Co	353,824		22,521		Private Equity - 1.29%
					KKR & Co LP	3,253,466		74,569
Electronics - 0.93%
Garmin Ltd	276,503		15,219		REITS - 4.87%
Honeywell International Inc	418,319		38,414		American Capital Agency Corp	3,230,658		74,693
			$53,633		Annaly Capital Management Inc	7,651,591		84,933
Food - 2.94%					Digital Realty Trust Inc (a)	1,873,670		120,645
Kraft Foods Group Inc	1,018,263		54,564					$280,271
Kroger Co/The	2,345,843		114,899		Retail - 2.15%
			$169,463		Costco Wholesale Corp	191,817		22,546
					McDonald's Corp	505,020		47,755

See accompanying notes

			Schedule of Investments
			Equity Income Fund
			July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)
Tiffany & Co	547,459		$53,437
			$123,738

Semiconductors - 4.18%
Applied Materials Inc	3,089,549		64,757
Maxim Integrated Products Inc	1,727,887		50,644
Microchip Technology Inc	1,619,783		72,923
Taiwan Semiconductor Manufacturing Co Ltd	2,608,373		52,167
ADR
			$240,491

Software - 1.01%
Microsoft Corp	1,343,389		57,981

Telecommunications - 1.97%
BCE Inc	1,633,421		73,961
Verizon Communications Inc	672,002		33,882
Vodafone Group PLC ADR	177,044		5,882
			$113,725

Toys, Games & Hobbies - 2.40%
Hasbro Inc	1,691,237		84,494
Mattel Inc	1,520,470		53,863
			$138,357

Transportation - 2.62%
Norfolk Southern Corp	478,137		48,607
Union Pacific Corp	491,338		48,303
United Parcel Service Inc	556,550		54,036
			$150,946
TOTAL COMMON STOCKS			$5,631,085
INVESTMENT COMPANIES - 2.29%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 2.29%
Morgan Stanley Institutional Liquidity Funds -	131,643,995		131,644
Government Portfolio

TOTAL INVESTMENT COMPANIES			$131,644
Total Investments			$5,762,729
Liabilities in Excess of Other Assets, Net - (0.10)%			$(5,913)
TOTAL NET ASSETS - 100.00%			$5,756,816

(a) Security is Illiquid

Portfolio Summary (unaudited)
Sector			Percent
Financial			26 .21%
Consumer, Non-cyclical			18 .07%
Energy			16 .46%
Consumer, Cyclical			9.76%
Industrial			9.56%
Technology			8.96%
Utilities			4.29%
Communications			2.43%
Exchange Traded Funds			2.29%
Basic Materials			2.07%
Liabilities in Excess of Other Assets, Net			(0.10)%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

COMMON STOCKS - 30.79%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 0.24%					Commercial Services (continued)
BBA Aviation PLC	2,096,780		$11,248		Cramo OYJ	39,016		$792
L-3 Communications Holdings Inc	48,829		5,125		Jiangsu Expressway Co Ltd	3,192,000		3,880
Lockheed Martin Corp	38,717		6,465		RR Donnelley & Sons Co	85,127		1,478
			$22,838		Transurban Group	3,612,290		25,940

Agriculture - 0.50%								$70,088
Altria Group Inc	355,864		14,448		Computers - 0.20%
Archer-Daniels-Midland Co	184,993		8,584		Hewlett-Packard Co	127,390		4,537
British American Tobacco PLC	155,577		9,114		Lenovo Group Ltd	9,018,000		12,301
Imperial Tobacco Group PLC	249,489		10,802		Seagate Technology PLC	17,219		1,009
KT&G Corp	55,798		5,390		Tieto OYJ	38,947		1,035
			$48,338					$18,882

Airlines - 0.01%					Cosmetics & Personal Care - 0.09%
Air New Zealand Ltd	502,018		841		Procter & Gamble Co/The	112,268		8,681
Global Aviation Holdings Inc (a),(b),(c)	254,946		—

			$841		Distribution & Wholesale - 0.17%
Automobile Manufacturers - 0.09%					ITOCHU Corp	585,400		7,454
Daimler AG	109,513		9,037		Mitsui & Co Ltd	556,000		8,917
								$16,371

Automobile Parts & Equipment - 0.13%					Diversified Financial Services - 0.19%
Bridgestone Corp	234,200		8,452		Aircastle Ltd	55,373		994
Stanley Electric Co Ltd	163,900		4,251		Arlington Asset Investment Corp	32,724		853
			$12,703		Azimut Holding SpA	23,674		609
					Coronation Fund Managers Ltd	101,024		922
Banks - 1.62%					Home Loan Servicing Solutions Ltd	67,892		1,453
Banca Generali SpA	48,061		1,342		Ichiyoshi Securities Co Ltd	49,800		613
Banco Santander SA	1,657,446		16,653		Kyokuto Securities Co Ltd	41,200		703
Bank Negara Indonesia Persero Tbk PT	8,230,500		3,565		Macquarie Group Ltd	132,139		7,072
Bank of Montreal	85,044		6,339		NorthStar Asset Management Group Inc/New	45,028		806
BankUnited Inc	41,695		1,303		York (a)
Bendigo and Adelaide Bank Ltd	870,495		10,242		Tokai Tokyo Financial Holdings Inc	175,600		1,223
Commonwealth Bank of Australia	159,362		12,292		Urban & Civic PLC (a)	646,938		2,597
FirstMerit Corp	26,190		461					$17,845
FirstRand Ltd	1,713,824		6,890
JP Morgan Chase & Co (d)	107,863		6,220		Electric - 4.70%
Mitsubishi UFJ Financial Group Inc	1,164,700		6,869		AES Corp/VA	377,352		5,513
National Australia Bank Ltd	414,212		13,449		Alliant Energy Corp	55,451		3,133
Nordea Bank AB	389,865		5,228		Ameren Corp	47,184		1,814
PNC Financial Services Group Inc/The	92,455		7,633		American Electric Power Co Inc	180,216		9,369
Royal Bank of Canada	113,974		8,411		Avista Corp	272,837		8,466
Skandinaviska Enskilda Banken AB	587,738		7,868		China Power International Development Ltd	4,980,000		2,088
Susquehanna Bancshares Inc	80,124		816		China Resources Power Holdings Co Ltd	2,432,000		6,794
Toronto-Dominion Bank/The	195,200		10,208		Dominion Resources Inc/VA	307,000		20,766
Wells Fargo & Co (d)	377,934		19,237		DTE Energy Co (d)	310,000		22,884
Westpac Banking Corp	335,406		10,666		DUET Group	3,562,096		7,944
			$155,692		Duke Energy Corp	320,000		23,082
					E.ON SE	316,723		5,979
Beverages - 0.04%					Entergy Corp (d)	215,000		15,658
Britvic PLC	314,024		3,711		Exelon Corp	287,035		8,921
					FirstEnergy Corp	318,587		9,943
Biotechnology - 0.02%					GDF Suez	227,089		5,855
PDL BioPharma Inc	222,588		2,088		Hera SpA	323,880		876
					Huaneng Power International Inc	13,534,000		15,023
					Iberdrola SA	881,788		6,560
Building Materials - 0.01%					Infraestructura Energetica Nova SAB de CV	30,000		170
CSR Ltd	248,081		863		Integrys Energy Group Inc (d)	160,000		10,490
					Iren SpA	459,400		647
Chemicals - 0.34%					ITC Holdings Corp (d)	926,633		33,452
BASF SE	77,684		8,040		NextEra Energy Inc (d)	341,700		32,082
China Sanjiang Fine Chemicals Co Ltd	1,378,000		494		Northeast Utilities (d)	423,692		18,600
Dow Chemical Co/The	243,482		12,434		NRG Yield Inc	50,000		2,613
Grand Pacific Petrochemical	785,000		459		PG&E Corp	401,782		17,948
LyondellBasell Industries NV	108,045		11,480		PGE SA	1,337,951		8,901
			$32,907		Pinnacle West Capital Corp (d)	295,000		15,780
					Portland General Electric Co	240,000		7,663
Commercial Services - 0.73%					Power Assets Holdings Ltd	1,085,500		9,696
Abertis Infraestructuras SA	414,494		9,084		PPL Corp (d)	823,698		27,174
ABM Industries Inc	38,345		944		Public Service Enterprise Group Inc	133,572		4,698
Atlantia SpA	857,987		22,707		SCANA Corp (d)	500,000		25,440
CCR SA	666,700		5,263		Southern Co/The (d)	60,000		2,597

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electric (continued)					Healthcare - Products - 0.01%
SP AusNet	4,481,941		$5,583		Fisher & Paykel Healthcare Corp Ltd	284,756		$1,147
SSE PLC	802,791		19,716
Westar Energy Inc	465,401		16,773
Wisconsin Energy Corp (d)	272,000		11,854		Healthcare - Services - 0.05%
					Select Medical Holdings Corp	70,358		1,094
			$452,545		WellPoint Inc	37,950		4,167
Electrical Components & Equipment - 0.11%								$5,261
Emerson Electric Co (d)	167,135		10,638
					Holding Companies - Diversified - 0.21%
					Cengage Learning Holdings II LP (a)	34,465		1,189
Electronics - 0.19%					China Merchants Holdings International Co	5,770,000		19,447
Boardtek Electronics Corp	618,000		644		Ltd
Delta Electronics Thailand PCL (c)	409,900		788					$20,636
Honeywell International Inc	65,693		6,033
Hoya Corp	221,000		7,156		Home Builders - 0.07%
Pegatron Corp	2,071,000		3,924		Berkeley Group Holdings PLC	43,806		1,803
			$18,545		Galliford Try PLC	39,389		844
					Iida Group Holdings Co Ltd	110,000		1,639
Energy - Alternate Sources - 0.02%					Persimmon PLC (a)	96,500		2,032
NextEra Energy Partners LP (a)	5,000		170					$6,318
Pattern Energy Group Inc	58,428		1,811
TerraForm Power Inc (a)	7,098		218		Insurance - 1.25%
			$2,199		Aegon NV	923,117		7,486
					Allianz SE	30,409		5,063
Engineering & Construction - 0.32%					Aviva PLC	587,022		4,968
ACS Actividades de Construccion y Servicios	34,080		1,490		AXA SA	447,280		10,276
SA					Beazley PLC	287,675		1,181
Aeroports de Paris	8,892		1,218		Challenger Ltd/Australia	751,382		5,564
Alion Science and Technology Corp -	7,750		—		Hannover Rueck SE	53,935		4,604
Warrants (a),(b),(c)					Hanover Insurance Group Inc/The	64,329		3,719
Ferrovial SA	243,806		5,108		Horace Mann Educators Corp	66,434		1,903
Flughafen Zuerich AG (b)	9,636		5,997		Legal & General Group PLC	2,425,917		9,570
Fraport AG Frankfurt Airport Services	6,139		403		Old Republic International Corp	60,482		870
Worldwide					Porto Seguro SA	178,800		2,473
Grupo Aeroportuario del Centro Norte Sab de	191,500		755		Powszechny Zaklad Ubezpieczen SA	58,522		8,228
CV (a)					Prudential Financial Inc	111,654		9,711
NCC AB	202,859		6,339		Sampo Oyj	120,334		5,978
Vinci SA	132,398		9,138		Sanlam Ltd	1,177,550		6,679
			$30,448		SCOR SE	164,509		5,292
					Sun Life Financial Inc	168,700		6,432
Entertainment - 0.02%					Swiss Re AG (a)	72,749		6,184
GTECH SpA	35,975		865		Tokio Marine Holdings Inc	146,200		4,598
Regal Entertainment Group	67,487		1,313		Travelers Cos Inc/The	86,765		7,771
			$2,178		Validus Holdings Ltd	47,244		1,726
Food - 0.10%								$120,276
Kesko OYJ	49,519		1,883		Investment Companies - 0.05%
Marine Harvest ASA	70,832		964		Apollo Investment Corp	117,800		1,000
Metcash Ltd	331,961		897		Medley Capital Corp	86,851		1,091
NH Foods Ltd	250,000		5,118		New Mountain Finance Corp	76,298		1,105
Nutrisystem Inc	58,033		931		TICC Capital Corp	122,348		1,165
			$9,793					$4,361

Forest Products & Paper - 0.03%					Leisure Time - 0.08%
Mondi PLC	60,766		1,064		Travelport LLC (a),(c)	4,537,402		7,675
Stora Enso OYJ	94,562		850
Western Forest Products Inc	395,000		833
			$2,747		Machinery - Construction & Mining - 0.14%
					Caterpillar Inc	62,461		6,293
Gas - 1.12%					Mitsubishi Electric Corp	559,000		7,380
AGL Resources Inc	32,730		1,690					$13,673
Atmos Energy Corp	123,262		5,956
National Grid PLC	2,453,629		34,948		Media - 0.24%
National Grid PLC ADR(d)	130,000		9,333		Comcast Corp - Class A (d)	70,000		3,761
NiSource Inc (d)	254,015		9,571		HMH Holdings Inc (a)	360,119		6,306
ONE Gas Inc	157,400		5,666		Liberty Global PLC - C Shares (a)	100,000		3,999
Rubis SCA	186,168		11,178		Time Warner Cable Inc	60,000		8,706
Sempra Energy	115,000		11,467					$22,772
Snam SpA	1,335,881		7,875
South Jersey Industries Inc (d)	12,500		670		Mining - 0.12%
Southwest Gas Corp	15,000		743		BHP Billiton Ltd	291,153		10,338
Vectren Corp	27,679		1,054		Mineral Resources Ltd	103,313		1,049
Western Gas Equity Partners LP (b),(d)	142,200		8,020		Regis Resources Ltd	327,406		527
			$108,171					$11,914

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing - 0.09%					Pipelines (continued)
Siemens AG	72,471		$8,950		TransCanada Corp	332,674		$16,689
					TransCanada Corp (d)	170,000		8,529
					Western Gas Partners LP (b),(d)	280,437		20,783
Office & Business Equipment - 0.01%					Williams Cos Inc/The (d)	671,437		38,023
Seiko Epson Corp	25,000		1,070		Williams Partners LP	200,000		10,128
								$654,676
Office Furnishings - 0.01%
Steelcase Inc	57,565		869		Publicly Traded Investment Fund - 0.01%
					THL Credit Inc	64,911		858

Oil & Gas - 1.61%
Baytex Energy Corp	122,900		5,268		Real Estate - 0.71%
Bonterra Energy Corp	28,549		1,580		Agile Property Holdings Ltd	2,432,000		2,066
					Atrium European Real Estate Ltd (b)	347,000		1,937
BP PLC	1,888,770		15,382
BP PLC ADR	80,000		3,918		Cheung Kong Holdings Ltd	179,000		3,458
Chevron Corp (d)	138,610		17,914		Citycon OYJ	1,345,102		4,939
ConocoPhillips (d)	188,698		15,567		Croesus Retail Trust	2,675,000		2,173
Crescent Point Energy Corp	139,800		5,704		Fabege AB	260,900		3,569
Eni SpA	369,231		9,395		Hyprop Investments Ltd	246,497		1,906
Ensco PLC	40,000		2,026		Kerry Properties Ltd	450,000		1,643
Exxon Mobil Corp (d)	133,987		13,257		KWG Property Holding Ltd	3,700,000		2,701
Occidental Petroleum Corp	70,000		6,840		Mitsubishi Estate Co Ltd	428,200		10,471
PBF Energy Inc	65,282		1,769		Mitsui Fudosan Co Ltd	313,400		10,350
Royal Dutch Shell PLC ADR	55,000		4,501		New World Development Co Ltd	2,400,000		3,026
Santos Ltd	268,164		3,593		Nomura Real Estate Holdings Inc	111,500		2,072
Seadrill Ltd	200,000		7,252		Religare Health Trust	2,231,000		1,646
Statoil ASA	377,358		10,783		Shenzhen Investment Ltd	4,738,000		1,637
Total SA	212,296		13,692		Shimao Property Holdings Ltd	716,500		1,647
Valero Energy Partners LP (b)	177,243		8,238		Sponda OYJ	607,791		3,123
Vermilion Energy Inc	99,896		6,593		Sun Hung Kai Properties Ltd	506,400		7,687
					Sun Hung Kai Properties Ltd - Warrants (a),(b)	20,533		52
Whitecap Resources Inc	142,940		2,080
			$155,352		Wheelock & Co Ltd	191,000		963
					WP Carey Inc	14,991		985
Oil & Gas Services - 0.01%								$68,051
BW Offshore Ltd	459,304		607
					REITS - 3.18%
					AEON REIT Investment Corp	815		1,068
Pharmaceuticals - 1.22%					Agree Realty Corp	43,032		1,260
AbbVie Inc	504,478		26,404		AIMS AMP Capital Industrial REIT	715,150		857
Eli Lilly & Co	239,356		14,615		Alexandria Real Estate Equities Inc	59,000		4,637
Johnson & Johnson	101,967		10,206		Altarea	14,400		2,638
Merck & Co Inc	419,233		23,787		American Tower Corp	165,500		15,622
Novartis AG	102,731		8,937		Apartment Investment & Management Co	125,000		4,272
Pfizer Inc (d)	837,473		24,036		Ascendas Real Estate Investment Trust	878,000		1,638
Recordati SpA	54,216		895		Ashford Hospitality Trust Inc (d)	93,800		1,080
Roche Holding AG	27,770		8,059		Assura Group Ltd	1,650,000		1,225
			$116,939		Astro Japan Property Group (b)	1,000,051		3,890
					Australian Industrial REIT	439,167		821

Access Pipelines Midstream - 6.80% Partners LP (d)	264,265		15,914		Aviv REIT Inc	120,283		3,422
					Boston Properties Inc (d)	51,277		6,125
Buckeye Partners LP (b),(d)	474,749		38,118
DCP Midstream Partners LP (b),(d)	358,100		19,506		Brandywine Realty Trust	70,971		1,104
					Camden Property Trust (d)	37,539		2,716
Enbridge Energy Partners LP	196,782		6,779		Campus Crest Communities Inc (d)	259,071		2,073
Enbridge Inc	133,020		6,521
Energy Transfer Equity LP (d)	878,910		47,804		Canadian Apartment Properties REIT	129,651		2,735
EnLink Midstream Partners LP	168,725		4,927		CapitaCommercial Trust	2,150,000		2,867
Enterprise Products Partners LP (d)	896,951		66,913		CBL & Associates Properties Inc	155,000		2,898
Genesis Energy LP (b),(d)	251,890		13,222		Colony Financial Inc	248,411		5,502
Magellan Midstream Partners LP (b),(d)	705,005		56,534		Corrections Corp of America	51,157		1,648
MarkWest Energy Partners LP (d)	590,150		41,192		Crown Castle International Corp	80,502		5,972
					CubeSmart (d)	176,200		3,209
MPLX LP (b),(d)	273,290		15,509
					CYS Investments Inc (d)	135,383		1,202
Oiltanking Partners LP (b),(d)	280,624		12,095
					DCT Industrial Trust Inc (d)	228,000		1,785
ONEOK Inc	394,355		25,408		DDR Corp	243,000		4,262
Pembina Pipeline Corp	367,930		15,414		Digital Realty Trust Inc (b)	89,000		5,731
Phillips 66 Partners LP	120,456		7,703
Plains All American Pipeline LP (b),(d)	925,075		53,053		Duke Realty Corp	324,000		5,829
					Education Realty Trust Inc	76,219		805
Plains GP Holdings LP	133,726		3,973		EPR Properties (d)	93,709		5,051
Regency Energy Partners LP (d)	467,483		14,104
					Equity One Inc (d)	88,952		2,065
Spectra Energy Corp	587,162		24,027
Sunoco Logistics Partners LP (b),(d)	919,802		40,830		Equity Residential	52,496		3,394
					Essex Property Trust Inc (d)	24,519		4,648
Targa Resources Partners LP (d)	183,854		12,296
Tesoro Logistics LP (b),(d)	280,421		18,682		Eurocommercial Properties NV	43,000		2,148
					Extra Space Storage Inc	151,318		7,828

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					Shipbuilding - 0.01%
Federation Centres	1,974,980		$4,695		Yangzijiang Shipbuilding Holdings Ltd	673,000		$585
Fortune Real Estate Investment Trust	1,550,000		1,468
Frasers Commercial Trust	2,317,000		2,605
General Growth Properties Inc	185,000		4,323		Software - 0.27%
Geo Group Inc/The	191,225		6,580		Microsoft Corp	594,642		25,665
Granite Real Estate Investment Trust	19,000		706
Great Portland Estates PLC	201,548		2,167		Storage & Warehousing - 0.05%
Health Care REIT Inc	51,080		3,250		Safestore Holdings PLC	1,378,258		4,790
Hospitality Properties Trust (d)	92,380		2,639
Host Hotels & Resorts Inc	392,510		8,533
Hulic Reit Inc	886		1,521		Telecommunications - 1.95%
					AT&T Inc	762,612		27,142
ICADE	46,000		4,442		BCE Inc (d)	490,000		22,187
Industria REIT (b)	1,357,751		2,497
					Bezeq The Israeli Telecommunication Corp	579,739		1,080
Japan Hotel REIT Investment Corp	4,041		2,232		Ltd
Japan Logistics Fund Inc	700		1,602		BT Group PLC	1,090,000		7,136
Kenedix Office Investment Corp	774		4,203		CenturyLink Inc (d)	250,000		9,810
Kenedix Residential Investment Corp	400		932		Cleveland Unlimited Inc - Warrants (a),(b),(c)	2,756		28
Kite Realty Group Trust	185,000		1,129		Consolidated Communications Holdings Inc	36,478		816
Klepierre	110,000		5,204
Land Securities Group PLC	266,593		4,677		Eutelsat Communications SA	318,214		10,979
Lexington Realty Trust	106,132		1,161		Freenet AG	59,469		1,569
Liberty Property Trust (d)	135,848		4,777		Nippon Telegraph & Telephone Corp	162,700		10,804
Medical Properties Trust Inc	375,000		5,048		NTELOS Holdings Corp	52,031		626
					NTT DOCOMO Inc	302,000		5,296
Mirvac Group	1,733,543		2,900		PCCW Ltd	1,540,000		947
Nomura Real Estate Master Fund Inc	2,494		3,016
NorthStar Realty Finance Corp	45,028		725		SK Telecom Co Ltd	21,073		5,409
					TDC A/S	817,138		8,243
Omega Healthcare Investors Inc	215,616		7,879		Telecom Corp of New Zealand Ltd	1,750,000		4,215
Prologis Inc	177,500		7,244
Public Storage (d)	16,427		2,819		Telekom Malaysia Bhd	2,240,200		4,365
					TELUS Corp	420,000		14,661
RLJ Lodging Trust	75,626		2,121		Verizon Communications Inc (d)	882,895		44,516
Sabra Health Care REIT Inc	105,000		2,909
Saul Centers Inc	33,500		1,597		Vodafone Group PLC ADR	225,000		7,475
Scentre Group (a)	1,597,320		5,047					$187,304
Simon Property Group Inc (d)	112,647		18,946		Transportation - 0.88%
SL Green Realty Corp	38,000		4,096		Asciano Ltd	1,634,806		9,075
Spring Real Estate Investment Trust	13,048,000		5,710		CEVA Group PLC (a)	123		136
STAG Industrial Inc	80,000		1,827		East Japan Railway Co	50,000		4,005
Stockland	1,620,000		6,068		Groupe Eurotunnel SA	727,164		9,623
Summit Hotel Properties Inc	540,500		5,551		Hutchison Port Holdings Trust	8,245,939		6,135
Sun Communities Inc	124,000		6,526		Kamigumi Co Ltd	641,000		6,130
Vastned Retail NV	80,000		4,077		Koninklijke Vopak NV	119,999		5,555
Vornado Realty Trust	48,800		5,174		Norfolk Southern Corp	19,342		1,966
Washington Prime Group Inc (d)	50,323		951		Union Pacific Corp (d)	318,972		31,358
Weingarten Realty Investors	82,000		2,699		United Parcel Service Inc	113,192		10,990
Wereldhave NV	65,000		5,785					$84,973
Workspace Group PLC	200,000		2,068
			$306,153		Water - 0.33%
					Aguas Andinas SA	11,887,839		7,523
Retail - 0.16%					American Water Works Co Inc (d)	189,000		9,029
ANTA Sports Products Ltd	451,000		741		Cia de Saneamento Basico do Estado de Sao	566,160		5,038
AOKI Holdings Inc	67,100		878		Paulo ADR
Aoyama Trading Co Ltd	60,700		1,547		Guangdong Investment Ltd	3,118,000		3,497
GameStop Corp	29,791		1,250		Suez Environnement Co	347,252		6,481
Man Wah Holdings Ltd	401,600		593					$31,568
Roundy's Inc	69,890		338		TOTAL COMMON STOCKS			$2,962,101
Shimachu Co Ltd	27,100		628		INVESTMENT COMPANIES - 3.28%	Shares Held	Value	(000	's)
Wal-Mart Stores Inc	115,475		8,497
Wendy's Co/The	94,198		768		Publicly Traded Investment Fund - 3.28%
			$15,240		JP Morgan Prime Money Market Fund	165,755,644		165,755
					Morgan Stanley Institutional Liquidity Funds	150,038,807		150,039
Savings & Loans - 0.03%					- Government Portfolio
New York Community Bancorp Inc	55,475		881					$315,794
Oritani Financial Corp	56,335		834		TOTAL INVESTMENT COMPANIES			$315,794
Provident Financial Services Inc	53,057		886		PREFERRED STOCKS - 3.18%	Shares Held	Value	(000	's)
			$2,601
					Banks - 0.99%
Semiconductors - 0.25%					AgriBank FCB	33,000		3,486
Holtek Semiconductor Inc	743,000		1,444		Bank of America Corp 6.63%; Series I	18,246		464
Intel Corp	469,225		15,902		Bank of New York Mellon Corp/The	80,600		1,867
Intersil Corp	140,432		1,802		Barclays Bank PLC 8.13%	172,081		4,438
King Yuan Electronics Co Ltd	5,519,000		4,520		Citigroup Inc 6.88%; Series K	163,700		4,399
			$23,668

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)		PREFERRED STOCKS (continued)	Shares Held		Value	(000	's)

Banks (continued)						Insurance (continued)
Citigroup Inc 7.13%; Series J	223,000		$6,090			PartnerRe Ltd 6.50%		2,000		$50
COBANK ACB 11.00%; Series D	8,400		430			PartnerRe Ltd 7.25%		149,437		3,963
Deutsche Bank Contingent Capital Trust II	366,970		9,615			Protective Life Corp 6.25%		146,279		3,739
Fifth Third Bancorp	209,585		5,640			Prudential PLC 6.75%		2,800		71
FirstMerit Corp	3,250		76			Reinsurance Group of America Inc		40,000		1,084
GMAC Capital Trust I	207,000		5,626			RenaissanceRe Holdings Ltd - Series E		59,100		1,346
Goldman Sachs Group Inc/The	32,200		771			Torchmark Corp		134,402		3,335
HSBC Holdings PLC 8.00%	13,300		360			WR Berkley Corp		251,236		5,743
HSBC USA Inc 2.86%	214,384		10,644			XLIT Ltd		6,623		5,617
HSBC USA Inc 4.50%	86,343		2,233							$85,484
Itau Unibanco Holding SA	309,430		4,787
JP Morgan Chase & Co	34,800		785		Media	- 0.03%
Lloyds Banking Group PLC	64,850		1,724			Comcast Corp		113,284		2,826
Morgan Stanley	4,021		111
PNC Financial Services Group Inc/The	236,458		6,439		REITS	- 0.32%
Royal Bank of Scotland Group PLC 5.75%;	218,454		5,081			Digital Realty Trust Inc - Series E		40,632		1,033
Series L						Digital Realty Trust Inc - Series F		22,386		541
State Street Corp 5.25%; Series C	294,000		6,765			Digital Realty Trust Inc - Series H		4,675		120
State Street Corp 5.90%; Series D	65,000		1,675			Equity Residential		20,702		1,289
TCF Financial Corp	48,227		1,265			Kimco Realty Corp 5.50%		127,014		2,897
US Bancorp/MN - Series G	366,691		10,022			Kimco Realty Corp 6.00%		5,712		140
Wells Fargo & Co	1,861		51			National Retail Properties Inc		80,925		2,035
			$94,844			Prologis Inc - Series Q		92,034		5,982
						PS Business Parks Inc - Series R		131,663		3,364
Diversified Financial Services - 0.05%						Public Storage Inc 5.20%; Series W		108,500		2,438
Affiliated Managers Group Inc 5.25%	85,485		2,207			Public Storage Inc 5.90%; Series S		6,948		171
Affiliated Managers Group Inc 6.38%	42,255		1,063			Public Storage Inc 6.38%; Series Y		22,057		561
General Electric Capital Corp 4.70%	20,890		480
General Electric Capital Corp 4.88%	31,317		755			Public Storage Inc - Series Z		31,149		779
						Realty Income Corp - Series F		113,799		2,961
General Electric Capital Corp 4.88%	931		22			Ventas Realty LP / Ventas Capital Corp		69,300		1,650
Morgan Stanley Capital Trust III	1,900		48
Morgan Stanley Capital Trust V	2,003		51			Vornado Realty Trust - Series J		165,424		4,405
			$4,626							$30,366
						Savings & Loans - 0.02%
Electric - 0.34%						First Niagara Financial Group Inc		71,800		2,079
Duke Energy Corp	34,841		815
Entergy Arkansas Inc 4.90%	17,312		397
Entergy Arkansas Inc 5.75%	77,527		1,978			Telecommunications - 0.33%
Entergy Louisiana LLC 4.70%	203,100		4,462			Centaur Funding Corp 9.08% (e)		10,000		12,481
Entergy Louisiana LLC 5.88%	11,790		306			Qwest Corp 7.00%		92,565		2,382
Entergy New Orleans Inc	56,900		1,376			Qwest Corp 7.38%		169,676		4,447
Integrys Energy Group Inc	81,123		2,087			Qwest Corp 7.50%		170,725		4,507
Interstate Power & Light Co	107,800		2,662			Telephone & Data Systems Inc 6.88%		29,408		732
NextEra Energy Capital Holdings Inc - Series	38,068		894			Telephone & Data Systems Inc 7.00%		157,457		3,925
H						Verizon Communications Inc		148,326		3,771
NextEra Energy Capital Holdings Inc - Series	389,817		8,447							$32,245
I
PPL Capital Funding Inc	50,000		1,186			Transportation - 0.18%
						CEVA Group PLC (a)		267		294
SCANA Corp	5,427		140
Southern California Edison Co	80,000		8,210			Seaspan Corp		704,000		17,360
			$32,960							$17,654
						TOTAL PREFERRED STOCKS				$306,077
Hand & Machine Tools - 0.03%							Principal
Stanley Black & Decker Inc	121,793		2,993		BONDS	- 54.55%	Amount (000's)		Value	(000	's)

						Advertising - 0.30%
Insurance - 0.89%						MDC Partners Inc
Aegon NV 6.38%	331,071		8,439			6.75%, 04/01/2020(e)		$20,800		$21,632
Aflac Inc	314,867		7,607			Sitel LLC / Sitel Finance Corp
Allstate Corp/The 6.63%; Series D	100		3			11.00%, 08/01/2017(e)		6,995		7,380
Allstate Corp/The 6.63%; Series E	122,903		3,186							$29,012
Allstate Corp/The 6.75%; Series C	43,714		1,156
American Financial Group Inc/OH 5.75%	52,207		1,303			Aerospace & Defense - 0.44%
American Financial Group Inc/OH 6.38%	79,688		2,038			Finmeccanica Finance SA
American Financial Group Inc/OH 7.00%	34,705		904			4.50%, 01/19/2021	EUR	2,500		3,513
Arch Capital Group Ltd	92,770		2,505			GenCorp Inc
Aspen Insurance Holdings Ltd 5.95%	420,638		10,466			7.13%, 03/15/2021		$5,800		6,277
Aspen Insurance Holdings Ltd 7.25%	137,252		3,571			LMI Aerospace Inc
Axis Capital Holdings Ltd 6.88%	141,123		3,655			7.38%, 07/15/2019(e)		2,850		2,882
Delphi Financial Group Inc 7.38%	291,374		7,221			TransDigm Inc
Hartford Financial Services Group Inc/The	161,051		4,788			5.50%, 10/15/2020		9,945		9,846
ING Groep NV 6.13%	146,000		3,694			6.00%, 07/15/2022(e)		10,315		10,367

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

		Principal						Principal
	BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

	Aerospace & Defense (continued)						Banks (continued)
	TransDigm Inc (continued)						Cadence Financial Corp
	6.50%, 07/15/2024(e)		$3,350		$3,383		4.88%, 06/28/2019(e)		$3,500	$3,500
	7.50%, 07/15/2021		5,400		5,899		Citigroup Inc
					$42,167		6.30%, 12/29/2049(g)		6,500	6,526
							Cooperatieve Centrale Raiffeisen-
	Agriculture - 0.29%						Boerenleenbank BA/Netherlands
	Vector Group Ltd						11.00%, 12/29/2049(e),(g)		7,165	9,608
	7.75%, 02/15/2021(e)		6,860		7,272
							Corestates Capital III
	7.75%, 02/15/2021		19,316		20,475		0.79%, 02/15/2027(e),(g)		500	440
					$27,747		Credit Agricole SA
	Airlines - 0.05%						8.38%, 12/31/2049(e),(g)		1,900	2,221
	Delta Air Lines 2011-1 Class B Pass Through						Credit Suisse Group AG
	Trust						6.25%, 12/29/2049(e),(g)		7,200	7,217
	7.13%, 04/15/2016(e)		5,000		5,059		7.50%, 12/11/2049(e),(g)		1,000	1,097
							Development Bank of Kazakhstan JSC
							5.50%, 12/20/2015		200	207
	Apparel - 0.03%						First Hawaiian Capital I
	Boardriders SA						8.34%, 07/01/2027		2,000	2,027
	8.88%, 12/15/2017	EUR	1,900		2,570		Goldman Sachs Group Inc/The
							5.70%, 12/29/2049(g)		2,000	2,037
	Automobile Manufacturers - 0.18%						HSBC Capital Funding LP/Jersey
	CNH Industrial Finance Europe SA						10.18%, 12/29/2049(e),(g)		4,000	5,980
	6.25%, 03/09/2018		900		1,363		HSBC USA Capital Trust I
	Fiat Finance & Trade SA						7.81%, 12/15/2026(e)		300	304
	6.75%, 10/14/2019		2,100		3,245		HSBC USA Capital Trust II
	Jaguar Land Rover Automotive PLC						8.38%, 05/15/2027(e)		1,980	2,006
	5.63%, 02/01/2023(e)		$1,900		1,985		Itau Unibanco Holding SA/Cayman Island
	Nissan Motor Acceptance Corp						5.65%, 03/19/2022(e)		1,100	1,132
	2.35%, 03/04/2019(e)		3,850		3,851		JP Morgan Chase & Co
	Peugeot SA						6.13%, 12/29/2049(g)		5,500	5,582
	6.50%, 01/18/2019	EUR	2,400		3,664		6.75%, 01/29/2049(g)		13,700	14,625
	Renault SA						KeyCorp Capital III
	3.13%, 03/05/2021		2,500		3,541		7.75%, 07/15/2029		795	969
					$17,649		Morgan Stanley
							5.45%, 07/29/2049(g)		1,250	1,252
	Automobile Parts & Equipment - 0.16%						PNC Financial Services Group Inc/The
	Gestamp Funding Luxembourg SA						6.75%, 07/29/2049(g)		8,500	9,477
	5.88%, 05/31/2020		2,800		3,937		Provident Funding Associates LP / PFG
	GKN Holdings PLC						Finance Corp
	5.38%, 09/19/2022	GBP	400		736		6.75%, 06/15/2021(e)		11,253	11,169
	Metalsa SA de CV						Societe Generale SA
	4.90%, 04/24/2023(e)		$2,083		2,036		0.98%, 12/29/2049(e),(g)		3,000	2,700
	Samvardhana Motherson Automotive						7.88%, 12/29/2049(e),(g)		2,000	2,092
	Systems Group BV						8.25%, 09/29/2049(g)		5,500	5,892
	4.13%, 07/15/2021(e)	EUR	2,600		3,429		Sophia Holding Finance LP / Sophia Holding
	Schaeffler Holding Finance BV						Finance Inc
	6.88%, PIK 7.63%, 08/15/2018(f)		3,600		5,056		9.63%, PIK 9.63%, 12/01/2018(e),(f)		1,850	1,869
					$15,194		Standard Chartered PLC
							7.01%, 07/29/2049(e)		4,100	4,674
Banks	- 1.58%

	Abbey National Capital Trust I						Wells 7.98%, Fargo 12/31/2049 & Co (g)		12,000	13,608
	8.96%, 12/31/2049		$2,300		2,898
	ABN AMRO Bank NV									$152,351
	6.25%, 09/13/2022(g)		2,000		2,197		Building Materials - 0.30%
	Alfa Bank OJSC Via Alfa Bond Issuance						Ainsworth Lumber Co Ltd
	PLC						7.50%, 12/15/2017(e)		5,646	5,900
	7.50%, 09/26/2019(e)		4,265		4,116		Cemex Finance LLC
	Banco do Brasil SA/Cayman						9.38%, 10/12/2022(e)		2,347	2,676
	6.25%, 12/29/2049(e),(g)		3,000		2,340		Cemex SAB de CV
	Bancolombia SA						7.25%, 01/15/2021(e)		861	913
	5.13%, 09/11/2022		3,696		3,724		Grupo Isolux Corsan Finance BV
	Bank of America Corp						6.63%, 04/15/2021	EUR	1,300	1,750
	5.20%, 12/29/2049(g)		8,500		7,969		HeidelbergCement Finance Luxembourg SA
	Barclays PLC						7.50%, 04/03/2020		2,350	3,973
	6.63%, 06/30/2049(g)		1,961		1,936		9.50%, 12/15/2018		750	1,314
	8.25%, 12/29/2049(g)		4,000		4,240		Kerneos Corporate SAS
	BBVA Bancomer SA/Texas						5.75%, 03/01/2021		3,300	4,602
	6.75%, 09/30/2022(e)		2,615		2,968		Lafarge SA
	BPCE SA						4.75%, 09/30/2020		2,900	4,467
	13.00%, 08/29/2049		1,581		1,752

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

		Principal						Principal
	BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

	Building Materials (continued)						Commercial Services (continued)
	Norbord Inc						Iron Mountain Inc
	5.38%, 12/01/2020(e)		$2,500		$2,481		5.75%, 08/15/2024		$6,675	$6,675
	Reliance Intermediate Holdings LP						Jaguar Holding Co I
	9.50%, 12/15/2019(e)		1,100		1,163		9.38%, 10/15/2017(e)		14,476	14,730
					$29,239		Jaguar Holding Co II / Jaguar Merger Sub
							Inc
	Chemicals - 0.59%						9.50%, 12/01/2019(e)		6,345	6,852
	Axalta Coating Systems US Holdings Inc /						Laureate Education Inc
	Axalta Coating Systems Dutch Holding B						9.25%, 09/01/2019(e)		725	725
	5.75%, 02/01/2021	EUR	2,480		3,518		Live Nation Entertainment Inc
	Braskem America Finance Co						7.00%, 09/01/2020(e)		2,000	2,155
	7.13%, 07/22/2041(e)		$600		605
							Prospect Medical Holdings Inc
	Braskem Finance Ltd						8.38%, 05/01/2019(e)		3,550	3,843
	5.75%, 04/15/2021		2,788		2,851		Truven Health Analytics Inc
	7.38%, 10/29/2049(e)		1,583		1,583
							10.63%, 06/01/2020		8,010	8,691
	EuroChem Mineral & Chemical Co OJSC via						United Rentals North America Inc
	EuroChem GI Ltd						5.75%, 11/15/2024		1,875	1,917
	5.13%, 12/12/2017(e)		1,550		1,496
							WEX Inc
	Huntsman International LLC						4.75%, 02/01/2023(e)		1,000	965
	5.13%, 04/15/2021(e)	EUR	2,600		3,645
	INEOS Group Holdings SA									$98,279
	5.75%, 02/15/2019		500		683		Computers - 0.16%
	5.75%, 02/15/2019(e)		2,400		3,278		iGATE Corp
	Nexeo Solutions LLC / Nexeo Solutions						4.75%, 04/15/2019(e)		3,500	3,491
	Finance Corp						NCR Corp
	8.38%, 03/01/2018		$2,290		2,301		6.38%, 12/15/2023(e)		6,900	7,280
	OCP SA						6.38%, 12/15/2023		600	636
	5.63%, 04/25/2024(e)		1,958		2,051		Oberthur Technologies Holding SAS
	Sinochem Offshore Capital Co Ltd						9.25%, 04/30/2020(e)	EUR	2,925	4,289
	3.25%, 04/29/2019(e)		5,603		5,676					$15,696
	SPCM SA
	6.00%, 01/15/2022(e)		3,500		3,728		Consumer Products - 0.47%
	TPC Group Inc						Central Garden and Pet Co
	8.75%, 12/15/2020(e)		23,000		25,128		8.25%, 03/01/2018		$21,600	22,248
					$56,543		Reynolds Group Issuer Inc / Reynolds Group
							Issuer LLC / Reynolds Group Issuer
Coal	- 0.72%						(Luxembourg) S.A.
	Adaro Indonesia PT						6.88%, 02/15/2021(g)		11,400	12,013
	7.63%, 10/22/2019		3,440		3,577		9.88%, 08/15/2019		2,825	3,044
	CONSOL Energy Inc						Spectrum Brands Inc
	5.88%, 04/15/2022(e)		10,250		10,365		6.38%, 11/15/2020		3,945	4,152
	Foresight Energy LLC / Foresight Energy						6.63%, 11/15/2022		3,945	4,181
	Corp									$45,638
	7.88%, 08/15/2021(e)		39,105		41,256
	Natural Resource Partners LP / NRP Finance						Distribution & Wholesale - 0.21%
	Corp						Global Partners LP/GLP Finance Corp
							6.25%, 07/15/2022(e)		770	761
	9.13%, 10/01/2018(e)		2,052		2,160
	Peabody Energy Corp						Li & Fung Ltd
	6.00%, 11/15/2018		2,830		2,823		6.00%, 11/25/2049		4,500	4,759
	6.25%, 11/15/2021		9,855		9,338		VWR Funding Inc
					$69,519		7.25%, 09/15/2017		13,705	14,476
										$19,996
	Commercial Services - 1.02%
	AA Bond Co Ltd						Diversified Financial Services - 1.25%
	9.50%, 07/31/2019	GBP	2,400		4,508		Aircastle Ltd
	ADT Corp/The						4.63%, 12/15/2018		1,000	1,017
	6.25%, 10/15/2021		$7,400		7,659		Charles Schwab Corp/The
							7.00%, 02/28/2049(g)		4,198	4,896
	Alliance Data Systems Corp
	5.38%, 08/01/2022(e)		9,300		9,207		CIMPOR Financial Operations BV
							5.75%, 07/17/2024(e)		2,200	2,170
	Avis Budget Finance PLC
	6.00%, 03/01/2021	EUR	2,600		3,700		Citigroup Capital III
	Brand Energy & Infrastructure Services Inc						7.63%, 12/01/2036		8,600	10,547
	8.50%, 12/01/2021(e)		$8,278		8,526		Credit Acceptance Corp
							6.13%, 02/15/2021(e)		17,100	17,613
	Catalent Pharma Solutions Inc
	7.88%, 10/15/2018		4,700		4,780		General Electric Capital Corp
							6.25%, 12/31/2049(g)		2,600	2,886
	Ceridian LLC / Comdata Inc						7.13%, 12/29/2049(g)		3,300	3,861
	8.13%, 11/15/2017(e)		2,050		2,045
	FTI Consulting Inc						Icahn Enterprises LP / Icahn Enterprises
	6.75%, 10/01/2020		6,319		6,666		Finance Corp
	Interactive Data Corp						4.88%, 03/15/2019		1,950	1,960
	5.88%, 04/15/2019(e)		4,600		4,635		5.88%, 02/01/2022		6,400	6,524

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

	Principal							Principal
BONDS (continued)	Amount (000's)		Value	(000	's)		BONDS (continued)	Amount (000's)		Value	(000	's)

Diversified Financial Services (continued)							Energy - Alternate Sources (continued)
Icahn Enterprises LP / Icahn Enterprises							Inkia Energy Ltd
Finance Corp (continued)							8.38%, 04/04/2021(e)		$525		$577
6.00%, 08/01/2020		$14,700		$15,325							$10,081
Infinity Acquisition LLC / Infinity
Acquisition Finance Corp							Engineering & Construction - 0.25%
7.25%, 08/01/2022(e),(h)		4,600		4,600			Abengoa Finance SAU
Jefferies Finance LLC / JFIN Co-Issuer Corp							6.00%, 03/31/2021	EUR	500		692
7.38%, 04/01/2020(e)		3,300		3,457			Alion Science & Technology Corp
							12.00%, PIK 2.00%, 11/01/2014(f)		$4,740		4,728
Jefferies LoanCore LLC / JLC Finance Corp
6.88%, 06/01/2020(e)		6,975		6,958			Deutsche Raststaetten Gruppe IV GmbH
MAF Global Securities Ltd							6.75%, 12/30/2020	EUR	3,150		4,492
7.13%, 10/29/2049(g)		4,000		4,310			Michael Baker Holdings LLC / Micahel
National Financial Partners Corp							Baker Finance Corp
							8.88%, PIK 9.63%, 04/15/2019(e),(f)		$6,100		6,100
9.00%, 07/15/2021(e)		9,625		10,371
Nationstar Mortgage LLC / Nationstar Capital							Michael Baker International LLC / CDL
Corp							Acquisition Co Inc
							8.25%, 10/15/2018(e)		6,050		6,322
6.50%, 07/01/2021		6,415		6,222
6.50%, 06/01/2022		3,500		3,404			Novafives SAS
							4.50%, 06/30/2021(e)	EUR	1,300		1,756
7.88%, 10/01/2020		8,600		8,772
Oxford Finance LLC / Oxford Finance Co-											$24,090
Issuer Inc							Entertainment - 0.50%
7.25%, 01/15/2018(e)		2,085		2,174			Choctaw Resort Development Enterprise
Schahin II Finance Co SPV Ltd							7.25%, 11/15/2019(e)		$4,227		4,185
5.88%, 09/25/2023(e)		1,374		1,333			Cinemark USA Inc
SUAM Finance BV							4.88%, 06/01/2023		1,100		1,075
4.88%, 04/17/2024(e)		1,521		1,532			DreamWorks Animation SKG Inc
				$119,932			6.88%, 08/15/2020(e)		8,956		9,359
Electric - 0.40%							Great Canadian Gaming Corp
							6.63%, 07/25/2022(e)	CAD	845		822
AES Corp/VA
7.38%, 07/01/2021		9,864		11,245			Regal Entertainment Group
Centrais Eletricas Brasileiras SA							5.75%, 03/15/2022		$6,300		6,426
5.75%, 10/27/2021		2,812		2,840			Vougeot Bidco PLC
Comision Federal de Electricidad							7.88%, 07/15/2020	GBP	2,300		4,101
4.88%, 01/15/2024(e)		891		940			WMG Acquisition Corp
							5.63%, 04/15/2022(e)		$1,800		1,787
Dominion Resources Inc/VA							6.00%, 01/15/2021(e)		2,286		2,337
7.50%, 06/30/2066		700		767			6.75%, 04/15/2022(e)		18,685		18,171
EDP Finance BV
4.13%, 01/20/2021	EUR	1,600		2,301							$48,263
Electricite de France SA							Environmental Control - 0.04%
5.25%, 01/29/2049(e),(g)		$4,390		4,461			Darling Ingredients Inc
Listrindo Capital BV							5.38%, 01/15/2022(e)		3,550		3,648
6.95%, 02/21/2019(e)		3,950		4,246
Majapahit Holding BV
7.75%, 01/20/2020(e)		1,730		2,044		Food	- 1.12%
7.88%, 06/29/2037		1,375		1,660			Bakkavor Finance 2 PLC
Mexico Generadora de Energia S de rl							8.25%, 02/15/2018	GBP	1,700		3,014
5.50%, 12/06/2032(e)		1,525		1,555			Boparan Finance PLC
							5.50%, 07/15/2021(e)		2,700		4,249
Perusahaan Listrik Negara PT
5.50%, 11/22/2021(e)		1,400		1,482			Bumble Bee Holdco SCA
							9.63%, PIK 10.38%, 03/15/2018(e),(f)		$11,220		11,613
RWE AG
7.00%, 10/12/2072(g)		4,300		4,711			Cencosud SA
							4.88%, 01/20/2023(e)		1,849		1,839
				$38,252			5.50%, 01/20/2021(e)		352		371
Electrical Components & Equipment - 0.05%							Cosan Luxembourg SA
WESCO Distribution Inc							5.00%, 03/14/2023(e)		3,671		3,469
5.38%, 12/15/2021		4,830		4,939			ESAL GmbH
							6.25%, 02/05/2023(e)		3,221		3,149
Electronics - 0.10%							Findus Bondco SA
Techem Energy Metering Service GmbH &							9.13%, 07/01/2018	EUR	1,800		2,597
Co KG							FPC Finance Ltd
7.88%, 10/01/2020	EUR	3,000		4,469			6.00%, 06/28/2019		$1,850		1,984
Trionista TopCo GmbH							FPT Finance Ltd
6.88%, 04/30/2021		3,400		4,830			6.38%, 09/28/2020		1,000		1,092
				$9,299			Iglo Foods Bondco PLC
							4.70%, 06/15/2020(e),(g)	EUR	5,150		6,931
Energy - Alternate Sources - 0.10%							JBS USA LLC / JBS USA Finance Inc
ContourGlobal Power Holdings SA							5.88%, 07/15/2024(e)		$5,350		5,283
7.13%, 06/01/2019(e)		$9,600		9,504

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

		Principal						Principal
	BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

	Food (continued)						Healthcare - Services (continued)
	KeHE Distributors LLC / KeHE Finance						MedImpact Holdings Inc
	Corp						10.50%, 02/01/2018(e)		$10,300		$11,073
	7.63%, 08/15/2021(e)		$6,225		$6,707		Priory Group No 3 PLC
	Minerva Luxembourg SA						7.00%, 02/15/2018	GBP	2,000		3,525
	7.75%, 01/31/2023(e)		3,122		3,344		ResCare Inc
	Olam International Ltd						10.75%, 01/15/2019		$3,030		3,272
	5.75%, 09/20/2017		3,341		3,504		Select Medical Corp
	Premier Foods Finance PLC						6.38%, 06/01/2021		6,450		6,611
	6.50%, 03/15/2021	GBP	2,800		4,597		Symbion Inc/DE
	R&R PIK PLC						8.00%, 06/15/2016		5,455		5,673
	9.25%, PIK 10.00%, 05/15/2018(f)	EUR	3,300		4,525		Tenet Healthcare Corp
	TreeHouse Foods Inc						6.00%, 10/01/2020		8,080		8,444
	4.88%, 03/15/2022		$3,800		3,790		United Surgical Partners International Inc
	US Foods Inc						9.00%, 04/01/2020		5,440		5,902
	8.50%, 06/30/2019		33,655		35,876						$96,825

					$107,934		Holding Companies - Diversified - 1.70%
	Forest Products & Paper - 0.05%						Alfa SAB de CV
	Cascades Inc						5.25%, 03/25/2024(e)		1,000		1,052
	5.50%, 07/15/2022(e)		3,200		3,160		6.88%, 03/25/2044		1,986		2,155
	Smurfit Kappa Acquisitions						Alphabet Holding Co Inc
	4.13%, 01/30/2020	EUR	1,200		1,688		7.75%, 11/01/2017		7,050		7,191
					$4,848		CeramTec Group GmbH
							8.25%, 08/15/2021	EUR	3,285		4,828
Gas	- 0.28%						Dubai Holding Commercial Operations MTN
	LBC Tank Terminals Holding Netherlands						Ltd
	BV						6.00%, 02/01/2017	GBP	3,000		5,242
	6.88%, 05/15/2023(e)		$11,050		11,741
							GCS Holdco Finance I SA
	NGL Energy Partners LP / NGL Energy						6.50%, 11/15/2018	EUR	2,600		3,656
	Finance Corp						Harbinger Group Inc
	5.13%, 07/15/2019(e)		1,800		1,791
	6.88%, 10/15/2021(e)		10,400		10,998		7.75%, 01/15/2022		$53,206		54,137
							7.88%, 07/15/2019		9,438		10,240
	Perusahaan Gas Negara Persero Tbk PT						KOC Holding AS
	5.13%, 05/16/2024(e)		2,825		2,860
							3.50%, 04/24/2020(e)		279		266
					$27,390		KraussMaffei Group GmbH
	Hand & Machine Tools - 0.01%						8.75%, 12/15/2020	EUR	1,900		2,837
	Stanley Black & Decker Inc						Nielsen Co Luxembourg SARL/The
	5.75%, 12/15/2053		450		487		5.50%, 10/01/2021(e)		$7,300		7,428
							Opal Acquisition Inc
							8.88%, 12/15/2021(e)		42,795		44,293
	Healthcare - Products - 0.26%						Sinochem Overseas Capital Co Ltd
	ConvaTec Finance International SA						4.50%, 11/12/2020		2,116		2,253
	8.25%, PIK 9.00%, 01/15/2019(e),(f)		4,350		4,453		4.50%, 11/12/2020(e)		11,237		11,964
	Crimson Merger Sub Inc						6.30%, 11/12/2040		950		1,115
	6.63%, 05/15/2022(e)		7,325		6,995
							Tenedora Nemak SA de CV
	Fresenius Finance BV						5.50%, 02/28/2023(e)		1,516		1,569
	3.00%, 02/01/2021	EUR	1,900		2,672		Votorantim Cimentos SA
	Mallinckrodt International Finance SA						7.25%, 04/05/2041(e)		1,350		1,406
	4.75%, 04/15/2023		$6,300		5,828		Wendel SA
	Physio-Control International Inc						3.75%, 01/21/2021	EUR	1,200		1,759
	9.88%, 01/15/2019(e)		4,987		5,473
											$163,391
					$25,421
							Insurance - 1.43%
	Healthcare - Services - 1.01%						ACE Capital Trust II
	21st Century Oncology Inc						9.70%, 04/01/2030		$2,500		3,700
	8.88%, 01/15/2017		2,790		2,783		AIG Life Holdings Inc
	Acadia Healthcare Co Inc						7.57%, 12/01/2045(e)		2,900		3,872
	5.13%, 07/01/2022(e)		9,820		9,845
							8.50%, 07/01/2030		5,400		7,209
	AmSurg Escrow Corp						Allstate Corp/The
	5.63%, 07/15/2022(e)		14,190		14,340		5.75%, 08/15/2053(g)		100		108
	Care UK Health & Social Care PLC						American Equity Investment Life Holding
	5.56%, 07/15/2019(e),(g)	GBP	3,000		4,976
							Co
	CHS/Community Health Systems Inc						6.63%, 07/15/2021		16,775		17,866
	6.88%, 02/01/2022(e)		$2,650		2,710
							American International Group Inc
	DaVita HealthCare Partners Inc						8.18%, 05/15/2068		1,500		2,072
	5.75%, 08/15/2022		9,190		9,695		AXA SA
	FMC Finance VII SA						8.60%, 12/15/2030		4,600		6,187
	5.25%, 02/15/2021	EUR	1,000		1,539		AXIS Specialty Finance PLC
	HCA Inc						2.65%, 04/01/2019		4,000		4,013
	4.75%, 05/01/2023		$3,000		2,963
	5.00%, 03/15/2024		3,500		3,474

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)		BONDS (continued)	Amount (000's)		Value (000	's)

Insurance (continued)				Iron & Steel (continued)
Catlin Insurance Co Ltd				ThyssenKrupp AG
7.25%, 07/29/2049(e)	$1,050	$1,084		4.00%, 08/27/2018	EUR	1,925	$2,767
Fidelity & Guaranty Life Holdings Inc							$37,366
6.38%, 04/01/2021(e)	6,775	7,181
Great-West Life & Annuity Insurance Capital				Leisure Products & Services - 0.09%
LP				24 Hour Holdings III LLC
				8.00%, 06/01/2022(e)		$9,480	9,077
6.63%, 11/15/2034(e)	2,400	2,759
Hockey Merger Sub 2 Inc
7.88%, 10/01/2021(e)	8,175	8,379		Lodging - 0.24%
Ironshore Holdings US Inc				Caesars Entertainment Operating Co Inc
8.50%, 05/15/2020(e)	7,170	8,443		11.25%, 06/01/2017		18,050	15,884
Lancashire Holdings Ltd				MCE Finance Ltd
5.70%, 10/01/2022(c),(e)	6,400	6,818		5.00%, 02/15/2021(e)		4,597	4,563
Liberty Mutual Group Inc				Seminole Hard Rock Entertainment Inc /
7.80%, 03/07/2087(e)	7,561	8,960		Seminole Hard Rock International LLC
Lincoln National Corp				5.88%, 05/15/2021(e)		1,000	970
6.05%, 04/20/2067(g)	684	691		Wynn Macau Ltd
MetLife Capital Trust X				5.25%, 10/15/2021(e)		1,650	1,650
9.25%, 04/08/2068(e)	9,800	14,063					$23,067
MetLife Inc
6.40%, 12/15/2066(g)	1,500	1,681		Machinery - Diversified - 0.39%
Provident Financing Trust I				Cleaver-Brooks Inc
				8.75%, 12/15/2019(e)		2,780	3,086
7.41%, 03/15/2038	3,500	4,066		9.75%, 12/31/2019(b),(c),(e)		12,500	12,375
Prudential PLC
7.75%, 01/29/2049	1,315	1,418		CNH Industrial Capital LLC
				3.38%, 07/15/2019(e)		11,000	10,739
Sirius International Group Ltd
7.51%, 05/29/2049(e),(g)	800	844		Galapagos SA
				5.38%, 06/15/2021(e)	EUR	1,900	2,557
USI Inc/NY
7.75%, 01/15/2021(e)	11,850	11,761		SPL Logistics Escrow LLC / SPL Logistics
Voya Financial Inc				Finance Corp
5.65%, 05/15/2053(g)	5,150	5,240		8.88%, 08/01/2020(e)		$4,369	4,838
Wilton Re Finance LLC				Tempel Steel Co
5.88%, 03/30/2033(e),(g)	8,450	8,809		12.00%, 08/15/2016(e)		4,075	4,037
		$137,224					$37,632

Internet - 0.28%			Media	- 1.45%
Ancestry.com Inc				CCO Holdings LLC / CCO Holdings Capital
9.63%, PIK 10.38%, 10/15/2018(e),(f)	2,000	2,035		Corp
11.00%, 12/15/2020	16,240	18,676		5.75%, 09/01/2023		3,650	3,650
IAC/InterActiveCorp				7.00%, 01/15/2019		1,250	1,303
4.75%, 12/15/2022	6,300	6,048		Clear Channel Worldwide Holdings Inc
		$26,759		6.50%, 11/15/2022		4,300	4,515
				6.50%, 11/15/2022		4,350	4,546
Investment Companies - 0.10%				7.63%, 03/15/2020		5,330	5,570
Artsonig Pty Ltd				Columbus International Inc
11.50%, PIK 12.00%, 04/01/2019(e),(f)	6,375	6,295		7.38%, 03/30/2021(e)		4,950	5,222
Grupo Aval Ltd				CSC Holdings LLC
4.75%, 09/26/2022(e)	2,881	2,874		5.25%, 06/01/2024(e)		10,700	10,245
		$9,169		6.75%, 11/15/2021		2,450	2,628
				DCP LLC/DCP Corp
Iron & Steel - 0.39%				10.75%, 08/15/2015(e)		6,560	6,544
APERAM
7.38%, 04/01/2016(e)	2,500	2,556		DISH DBS Corp
ArcelorMittal				5.00%, 03/15/2023		1,500	1,470
6.75%, 02/25/2022	8,144	8,816		5.13%, 05/01/2020		2,150	2,193
CITIC Pacific Ltd				5.88%, 07/15/2022		2,150	2,247
				Expo Event Transco Inc
6.38%, 04/10/2020	889	993		9.00%, 06/15/2021(e)		4,000	4,140
6.63%, 04/15/2021	383	435
7.88%, 04/15/2049(g)	4,450	4,734		Nara Cable Funding Ltd
				8.88%, 12/01/2018(e)		3,000	3,180
Metalloinvest Finance Ltd
5.63%, 04/17/2020(e)	2,200	2,008		Nielsen Finance LLC / Nielsen Finance Co
				5.00%, 04/15/2022(e)		6,525	6,427
6.50%, 07/21/2016(e)	550	557
				Numericable Group SA
Optima Specialty Steel				4.88%, 05/15/2019(e)		1,275	1,281
16.00%, 12/30/2016(b),(c)	5,200	5,616
				5.38%, 05/15/2022(e)	EUR	2,750	3,821
Ryerson Inc / Joseph T Ryerson & Son Inc
9.00%, 10/15/2017	5,820	6,162		RCN Telecom Services LLC / RCN Capital
				Corp
Samarco Mineracao SA				8.50%, 08/15/2020(e)		$870	927
4.13%, 11/01/2022(e)	2,365	2,237
				Sinclair Television Group Inc
Severstal OAO Via Steel Capital SA				5.63%, 08/01/2024(e)		3,625	3,575
5.90%, 10/17/2022(e)	500	485

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Media (continued)				Mining (continued)
Sirius XM Radio Inc				Vedanta Resources PLC
5.25%, 08/15/2022(e)		$540	$564	6.00%, 01/31/2019(e)		$3,294	$3,385
5.88%, 10/01/2020(e)		5,860	5,992	6.75%, 06/07/2016		1,930	2,026
6.00%, 07/15/2024(e)		18,500	18,593	7.13%, 05/31/2023(e)		236	249
Unitymedia Hessen GmbH & Co KG /				8.25%, 06/07/2021(e)		1,200	1,359
Unitymedia NRW GmbH				Yamana Gold Inc
5.50%, 01/15/2023(e)		9,500	9,548	4.95%, 07/15/2024(e)		11,000	11,003
5.75%, 01/15/2023	EUR	3,750	5,423				$129,790
Unitymedia KabelBW GmbH
9.50%, 03/15/2021		900	1,361	Miscellaneous Manufacturing - 0.15%
9.63%, 12/01/2019		700	998	Bombardier Inc
Univision Communications Inc				6.13%, 05/15/2021	EUR	2,000	2,909
6.88%, 05/15/2019(e)		$7,550	7,928	CBC Ammo LLC / CBC FinCo Inc
				7.25%, 11/15/2021(e)		$7,350	7,387
VTR Finance BV
6.88%, 01/15/2024(e)		14,750	15,284	Gates Global LLC / Gates Global Co
				5.75%, 07/15/2022(e)	EUR	3,000	3,876
			$139,175
							$14,172
Metal Fabrication & Hardware - 0.12%
Shale-Inland Holdings LLC / Shale-Inland				Mortgage Backed Securities - 13.77%
Finance Corp				Banc of America Commercial Mortgage Trust
8.75%, 11/15/2019(e)		10,920	11,316	2006-6
				5.48%, 10/10/2045		$5,000	5,022
				Banc of America Commercial Mortgage Trust
Mining - 1.35%				2007-3
Aleris International Inc				5.56%, 06/10/2049(g)		10,000	10,407
7.88%, 11/01/2020		3,275	3,365	Banc of America Merrill Lynch Commercial
Barminco Finance Pty Ltd				Mortgage Inc
9.00%, 06/01/2018(e)		6,850	6,251	4.77%, 07/10/2043		14,250	14,082
Century Aluminum Co				4.85%, 07/10/2043		6,500	5,726
7.50%, 06/01/2021(e)		18,180	19,271	5.29%, 11/10/2042(g)		3,044	3,094
Cia Brasileira de Aluminio				BCAP LLC 2013-RR4 Trust
4.75%, 06/17/2024(e)		797	773	4.07%, 02/13/2051(c),(e),(g)		40,801	3,154
Cia Minera Ares SAC				6.07%, 02/13/2051(e),(g)		11,334	11,716
7.75%, 01/23/2021(e)		2,834	3,068	CD 2006-CD2 Mortgage Trust
Cia Minera Milpo SAA				5.39%, 01/15/2046(g)		8,435	8,011
4.63%, 03/28/2023(e)		2,275	2,269	CD 2006-CD3 Mortgage Trust
Constellium NV				5.69%, 10/15/2048(g)		15,650	15,296
4.63%, 05/15/2021(e)	EUR	2,250	3,084	CD 2007-CD4 Commercial Mortgage Trust
Corp Nacional del Cobre de Chile				5.40%, 12/11/2049		43,000	36,265
3.00%, 07/17/2022(e)		$13,534	13,008	CD 2007-CD5 Mortgage Trust
3.88%, 11/03/2021		3,232	3,322	0.17%, 11/15/2044(e),(g)		46,825	29
4.25%, 07/17/2042(e)		3,805	3,480	CFCRE Commercial Mortgage Trust 2011-
4.50%, 08/13/2023(e)		8,144	8,617	C1
5.63%, 09/21/2035(e)		2,185	2,418	5.23%, 04/15/2044(e),(g)		5,550	6,296
6.15%, 10/24/2036		5,862	6,877	Citigroup Commercial Mortgage Trust 2007-
7.50%, 01/15/2019		1,400	1,687	C6
Eldorado Gold Corp				5.71%, 12/10/2049(g)		36,680	35,422
6.13%, 12/15/2020(e)		6,250	6,391	Citigroup Commercial Mortgage Trust 2012-
FMG Resources August 2006 Pty Ltd				GC8
6.00%, 04/01/2017(e)		1,000	1,017	4.88%, 09/10/2045(e),(g)		1,875	1,708
Fresnillo PLC				Citigroup Commercial Mortgage Trust 2013-
5.50%, 11/13/2023(e)		900	947	GC15
Gold Fields Orogen Holding BVI Ltd				4.25%, 09/10/2046(e),(g)		16,492	13,797
4.88%, 10/07/2020(e)		1,640	1,484	5.11%, 09/10/2046(e),(g)		18,100	18,010
4.88%, 10/07/2020		968	876	COMM 2012-CCRE1 Mortgage Trust
Imperial Metals Corp				2.46%, 05/15/2045(e)		13,993	10,541
7.00%, 03/15/2019(e)		3,000	3,090	5.37%, 05/15/2045(e),(g)		3,139	3,210
Kazatomprom Natsionalnaya Atomnaya				COMM 2012-CCRE5 Mortgage Trust
Kompaniya AO				4.34%, 12/10/2045(e),(g)		3,275	3,276
6.25%, 05/20/2015		550	567	COMM 2013-CCRE11 Mortgage Trust
KGHM International Ltd				0.88%, 10/10/2046(c),(e),(g)		40,266	2,347
7.75%, 06/15/2019(e)		8,850	9,447	4.37%, 10/10/2046(e),(g)		5,108	4,408
Mirabela Nickel Ltd				5.17%, 10/10/2046(e),(g)		13,519	13,340
0.00%, 04/15/2018(a),(b),(e)		10,890	2,614	COMM 2013-CCRE6 Mortgage Trust
Novelis Inc/GA				1.54%, 03/10/2046(g)		88,924	6,322
8.75%, 12/15/2020		1,032	1,115	4.18%, 03/10/2046(e),(g)		11,400	10,688
Southern Copper Corp				COMM 2013-CCRE7 Mortgage Trust
5.25%, 11/08/2042		1,194	1,105	4.35%, 03/10/2046(e),(g)		2,500	2,341
Thompson Creek Metals Co Inc				COMM 2013-LC6 Mortgage Trust
12.50%, 05/01/2019		5,000	5,625	4.29%, 01/10/2046(e),(g)		15,205	14,447

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Comm 2014-Ccre14 Mortgage Trust					GS Mortgage Securities Corp II	(continued)
3.50%, 02/10/2047(e)	$10,498		$ 8,162		4.86%, 11/10/2045(e),(g)		$8,500	$7,577
Comm 2014-UBS2 Mortgage Trust					GS Mortgage Securities Trust 2006-GG6
5.02%, 03/10/2047(e),(g)	7,500		7,189		5.60%, 04/10/2038(g)		15,004	15,097
COMM 2014-UBS3 Mortgage Trust					GS Mortgage Securities Trust 2010-C2
4.82%, 06/10/2047(e)	18,500		17,374		5.22%, 12/10/2043(e),(g)		10,000	10,442
Commercial Mortgage Trust 2007-GG9					GS Mortgage Securities Trust 2012-GC6
5.51%, 03/10/2039	53,926		46,821		0.20%, 01/10/2045(e),(g)		226,539	2,723
5.53%, 03/10/2039	9,000		4,436		JP Morgan Chase Commercial Mortgage
Credit Suisse Commercial Mortgage Trust					Securities Trust 2005-CIBC12
Series 2006-C1					4.99%, 09/12/2037		200	207
5.46%, 02/15/2039(g)	10,045		10,353		JP Morgan Chase Commercial Mortgage
5.46%, 02/15/2039(g)	3,790		3,862		Securities Trust 2005-LDP1
5.46%, 02/15/2039(g)	19,700		19,068		5.39%, 03/15/2046(e),(g)		13,300	13,354
5.46%, 02/15/2039(e),(g)	13,036		12,132		JP Morgan Chase Commercial Mortgage
Credit Suisse Commercial Mortgage Trust					Securities Trust 2005-LDP4
Series 2006-C4					5.13%, 10/15/2042		7,800	7,298
5.54%, 09/15/2039(g)	29,489		29,620		JP Morgan Chase Commercial Mortgage
Credit Suisse Commercial Mortgage Trust					Securities Trust 2006-CIBC14
Series 2007-C1					5.49%, 12/12/2044(g)		18,340	18,257
5.42%, 02/15/2040	15,000		15,478		JP Morgan Chase Commercial Mortgage
5.46%, 02/15/2040	38,500		19,906		Securities Trust 2006-CIBC16
Credit Suisse Commercial Mortgage Trust					5.62%, 05/12/2045		20,140	20,596
Series 2007-C5					JP Morgan Chase Commercial Mortgage
0.11%, 09/15/2040(e),(g)	333,913		2,296		Securities Trust 2006-CIBC17
Credit Suisse First Boston Mortgage					5.49%, 12/12/2043		25,935	20,120
Securities Corp					JP Morgan Chase Commercial Mortgage
5.10%, 08/15/2038	1,500		1,551		Securities Trust 2006-LDP6
5.23%, 12/15/2040	6,250		6,239		5.50%, 04/15/2043(g)		5,599	5,636
5.23%, 12/15/2040(e),(g)	6,700		6,224		JP Morgan Chase Commercial Mortgage
DBUBS 2011-LC1 Mortgage Trust					Securities Trust 2006-LDP7
0.25%, 11/10/2046(e),(g)	136,884		2,252		5.87%, 04/15/2045(g)		9,000	9,176
DBUBS 2011-LC2 Mortgage Trust					JP Morgan Chase Commercial Mortgage
1.42%, 07/10/2044(e),(g)	18,310		924		Securities Trust 2006-LDP8
DBUBS 2011-LC3 Mortgage Trust					5.52%, 05/15/2045(g)		8,628	8,917
3.75%, 08/10/2044(e)	10,000		8,876		JP Morgan Chase Commercial Mortgage
FHLMC Multifamily Structured Pass					Securities Trust 2006-LDP9
Through Certificates					5.34%, 05/15/2047		1,000	1,006
0.75%, 03/25/2020(g)	154,716		5,306		JP Morgan Chase Commercial Mortgage
1.17%, 01/25/2021(g)	62,185		3,905		Securities Trust 2007-CIBC19
1.39%, 11/25/2019(g)	59,441		3,573		5.70%, 02/12/2049(g)		30,000	27,339
1.46%, 04/25/2041(g)	86,714		6,294		JP Morgan Chase Commercial Mortgage
1.48%, 08/25/2020(g)	29,872		2,001		Securities Trust 2007-CIBC20
1.62%, 08/25/2040(g)	41,070		2,974		6.18%, 02/12/2051(e),(g)		5,755	5,559
1.66%, 06/25/2042(g)	13,000		915		JP Morgan Chase Commercial Mortgage
1.70%, 04/25/2045(g)	48,322		3,381		Securities Trust 2010-C1
1.74%, 08/25/2016(g)	30,235		719		3.77%, 06/15/2043(e)		5,000	4,409
1.74%, 04/25/2017(g)	101,839		3,557		JP Morgan Chase Commercial Mortgage
1.90%, 11/25/2039(g)	28,598		2,065		Securities Trust 2010-CNTR
2.00%, 09/25/2039(g)	32,000		2,376		2.03%, 08/05/2032(e),(g)		12,250	1,050
2.09%, 10/25/2025(g)	47,224		3,609		JP Morgan Chase Commercial Mortgage
2.21%, 12/25/2039(g)	15,514		2,132		Securities Trust 2011-C3
2.29%, 01/25/2041(g)	15,805		2,013		4.41%, 02/15/2046(e)		6,015	5,384
2.53%, 07/25/2039(g)	89,000		7,787		5.57%, 02/15/2046(e),(g)		4,331	4,512
2.58%, 11/25/2041(g)	25,000		3,964		JP Morgan Chase Commercial Mortgage
2.58%, 12/25/2043(g)	18,309		2,603		Securities Trust 2012-C6
2.79%, 08/25/2039(g)	8,877		1,480		2.97%, 05/15/2045(e)		7,500	5,882
2.79%, 01/25/2043(g)	8,000		1,254		JP Morgan Chase Commercial Mortgage
3.22%, 02/25/2042(g)	21,495		4,023		Securities Trust 2013-C16
3.61%, 06/25/2041(g)	4,400		897		3.74%, 12/15/2046(e)		10,000	7,977
4.60%, 11/25/2044	1,800		450		5.01%, 12/15/2046(e),(g)		11,953	11,805
GE Capital Commercial Mortgage Corp					JP Morgan Chase Commercial Mortgage
4.87%, 06/10/2048(g)	3,742		3,772		Securities Trust 2013-LC11
GE Commercial Mortgage Corp Series 2007-					0.99%, 04/15/2046(e),(g)		49,841	3,056
C1 Trust					JPMBB Commercial Mortgage Securities
5.54%, 12/10/2049(e)	9,000		9,446		Trust 2013-C12
5.61%, 12/10/2049(g)	12,000		12,663		4.09%, 07/15/2045(g)		6,826	6,360
GS Mortgage Securities Corp II
4.86%, 11/10/2045(e),(g)	10,000		9,995

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

		Principal						Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)		Amount (000's) Value (000's)

	Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
	JPMBB Commercial Mortgage Securities					Morgan Stanley Bank of America Merrill
	Trust 2013-C15					Lynch Trust 2014-C14
	5.08%, 11/15/2045(e),(g)	$13,750		$ 13,723		4.83%, 02/15/2047(e),(g)			$7,331	$6,463
	JPMBB Commercial Mortgage Securities					Morgan Stanley Bank of America Merrill
	Trust 2014-C18					Lynch Trust 2014-C16
	4.81%, 02/15/2047(e),(g)	10,000		9,525		4.76%, 06/15/2047(g)			5,510	5,736
	LB Commercial Mortgage Trust 2007-C3					4.76%, 06/15/2047(e),(g)			6,000	5,652
	5.89%, 07/15/2044(g)	5,000		5,259		Morgan Stanley Capital I Trust 2006-HQ10
	5.89%, 07/15/2044(g)	12,738		13,118		5.39%, 11/12/2041(g)			16,450	17,017
LB	-UBS Commercial Mortgage Trust 2003-					Morgan Stanley Capital I Trust 2007-HQ13
	C8					5.93%, 12/15/2044			14,275	13,810
	0.31%, 09/15/2037(e),(g)	1,036		4		Morgan Stanley Capital I Trust 2011-C3
LB	-UBS Commercial Mortgage Trust 2004-					1.26%, 07/15/2049(e),(g)			40,942	1,693
	C1					MSBAM Commercial Mortgage Securities
	5.00%, 01/15/2036	1,000		1,014		Trust 2012-CKSV
LB	-UBS Commercial Mortgage Trust 2005-					3.28%, 10/15/2022(e)			5,000	4,855
	C3					UBS Commercial Mortgage Trust 2012-C1
	4.95%, 07/15/2040(g)	5,000		5,051		0.34%, 05/10/2045(e),(g)			143,076	3,447
LB	-UBS Commercial Mortgage Trust 2006-					UBS-Barclays Commercial Mortgage Trust
	C6					2012	-C2
	5.47%, 09/15/2039(g)	8,500		8,677		1.77%, 05/10/2063(e),(g)			33,809	2,856
LB	-UBS Commercial Mortgage Trust 2006-					UBS-Barclays Commercial Mortgage Trust
	C7					2012	-C3
	5.41%, 11/15/2038	33,000		29,736		4.96%, 08/10/2049(e),(g)			20,994	18,944
LB	-UBS Commercial Mortgage Trust 2007-					UBS-Barclays Commercial Mortgage Trust
	C1					2012	-C4
	5.48%, 02/15/2040	10,000		10,382		4.50%, 12/10/2045(e),(g)			2,500	2,179
LB	-UBS Commercial Mortgage Trust 2007-					UBS-Barclays Commercial Mortgage Trust
	C6					2013	-C5
	6.13%, 07/15/2040(g)	22,000		23,109		4.09%, 03/10/2046(e),(g)			4,000	3,726
	6.15%, 07/15/2040(g)	13,250		13,849		Wachovia Bank Commercial Mortgage Trust
	6.15%, 07/15/2040(g)	8,841		8,681		Series 2006-C26
LB	-UBS Commercial Mortgage Trust 2007-					6.00%, 06/15/2045(g)			12,927	13,182
	C7					Wachovia Bank Commercial Mortgage Trust
	6.25%, 09/15/2045(g)	10,500		11,235		Series 2006-C29
	Merrill Lynch Mortgage Trust 2005-LC1					5.37%, 11/15/2048			39,144	38,062
	5.37%, 01/12/2044(g)	2,300		2,421		Wachovia Bank Commercial Mortgage Trust
	Merrill Lynch Mortgage Trust 2006-C1					Series 2007-C30
	5.67%, 05/12/2039(g)	15,000		12,201		5.41%, 12/15/2043(g)			12,715	13,130
	Merrill Lynch Mortgage Trust 2006-C2					5.46%, 12/15/2043(g)			6,778	6,440
	5.80%, 08/12/2043(g)	28,000		28,660		5.48%, 12/15/2043			5,500	5,116
ML	-CFC Commercial Mortgage Trust 2006-					Wachovia Bank Commercial Mortgage Trust
	3					Series 2007-C34
	5.48%, 07/12/2046(g)	24,265		24,700		6.04%, 05/15/2046(g)			8,718	8,107
	5.52%, 07/12/2046(g)	15,825		13,926		Wachovia Commercial Mortgage Securities
	5.55%, 07/12/2046(g)	2,500		1,847		Inc Commercial Mortgage Pass Through
ML	-CFC Commercial Mortgage Trust 2007-					Certificates Series 2003 C5
	5					2.15%, 06/15/2035(e),(g)			535	25
	5.45%, 08/12/2048	14,700		14,280		Wells Fargo Commercial Mortgage Trust
ML	-CFC Commercial Mortgage Trust 2007-					0.58%, 11/15/2043(e),(g)			13,678	417
	9					WFRBS Commercial Mortgage Trust 2011-
	0.39%, 09/12/2049(g)	15,773		81		C4
	6.19%, 09/12/2049(g)	40,000		38,862		0.73%, 06/15/2044(e),(g)			118,516	3,120
	Morgan Stanley Bank of America Merrill					WFRBS Commercial Mortgage Trust 2013-
	Lynch Trust 2012-C5					C11
	4.68%, 08/15/2045(e),(g)	6,787		6,740		4.18%, 03/15/2045(e),(g)			9,900	8,420
	Morgan Stanley Bank of America Merrill									$1,324,720
	Lynch Trust 2013-C10
	4.08%, 07/15/2046(e),(g)	15,609		14,646		Municipals - 0.01%
	Morgan Stanley Bank of America Merrill					Bogota Distrito Capital
	Lynch Trust 2013-C11					9.75%, 07/26/2028		COP	1,900,000	1,266
	0.80%, 08/15/2046(g)	167,959		5,305
	Morgan Stanley Bank of America Merrill					Office & Business Equipment - 0.11%
	Lynch Trust 2013-C8					CDW LLC / CDW Finance Corp
	1.49%, 12/15/2048(g)	67,537		4,541		8.00%, 12/15/2018(g)			$8,412	8,917
	4.17%, 12/15/2048(e),(g)	9,175		8,556		8.50%, 04/01/2019			1,512	1,606
	Morgan Stanley Bank of America Merrill									$10,523
	Lynch Trust 2013-C9
	4.16%, 05/15/2046(e),(g)	4,150		3,583

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas - 5.33%					Oil & Gas (continued)
Antero Resources Corp					Nostrum Oil & Gas Finance BV
5.13%, 12/01/2022(e)	$3,300		$ 3,292		6.38%, 02/14/2019(e)	$1,318	$1,379
Athlon Holdings LP / Athlon Finance Corp					Oasis Petroleum Inc
6.00%, 05/01/2022(e)	4,400		4,411		6.88%, 03/15/2022(e)	2,700	2,923
Atlas Energy Holdings Operating Co LLC /					Odebrecht Drilling Norbe VIII/IX Ltd
Atlas Resource Finance Corp					6.35%, 06/30/2021	1,247	1,320
7.75%, 01/15/2021	5,600		5,740		Pacific Drilling SA
7.75%, 01/15/2021(e)	4,000		4,100		5.38%, 06/01/2020(e)	4,750	4,524
9.25%, 08/15/2021	12,665		13,647		Pacific Rubiales Energy Corp
Bill Barrett Corp					5.13%, 03/28/2023(e)	3,591	3,537
7.00%, 10/15/2022	15,200		15,580		Parsley Energy LLC / Parsley Finance Corp
Bonanza Creek Energy Inc					7.50%, 02/15/2022(e)	9,750	10,140
6.75%, 04/15/2021	5,000		5,200		Pertamina Persero PT
BreitBurn Energy Partners LP / BreitBurn					4.30%, 05/20/2023(e)	5,503	5,283
Finance Corp					5.25%, 05/23/2021	1,000	1,041
7.88%, 04/15/2022	22,831		23,858		6.50%, 05/27/2041	320	336
8.63%, 10/15/2020	1,510		1,623		Petrobras International Finance Co
Carrizo Oil & Gas Inc					6.88%, 01/20/2040	200	208
7.50%, 09/15/2020	1,975		2,138		Petroleos de Venezuela SA
Denbury Resources Inc					5.25%, 04/12/2017	31,862	26,843
5.50%, 05/01/2022	8,300		8,155		5.38%, 04/12/2027	2,326	1,393
Diamondback Energy Inc					6.00%, 05/16/2024	6,268	4,090
7.63%, 10/01/2021(e)	5,800		6,293		6.00%, 11/15/2026	29,048	17,952
Ecopetrol SA					8.50%, 11/02/2017	32,304	30,083
5.88%, 05/28/2045	6,054		6,326		9.00%, 11/17/2021	3,718	3,160
Endeavor Energy Resources LP / EER					9.75%, 05/17/2035	16,332	13,229
Finance Inc					Petroleos Mexicanos
7.00%, 08/15/2021(e)	19,200		20,400		6.50%, 06/02/2041	700	812
GeoPark Latin America Ltd Agencia en					Precision Drilling Corp
Chile					5.25%, 11/15/2024(e)	6,400	6,272
7.50%, 02/11/2020(e)	2,000		2,157		6.63%, 11/15/2020	2,500	2,613
IronGate Energy Services LLC					PTT Exploration & Production PCL
11.00%, 07/01/2018(e)	2,000		2,060		4.88%, 12/29/2049(e),(g)	1,500	1,517
Jones Energy Holdings LLC / Jones Energy					Puma International Financing SA
Finance Corp					6.75%, 02/01/2021(e)	6,254	6,449
6.75%, 04/01/2022(e)	5,350		5,564		QEP Resources Inc
KazMunayGas National Co JSC					5.25%, 05/01/2023	5,400	5,400
4.40%, 04/30/2023(e)	8,965		8,943		Rex Energy Corp
5.75%, 04/30/2043(e)	2,841		2,799		6.25%, 08/01/2022(e)	7,200	7,110
5.75%, 04/30/2043	1,005		990		Rice Energy Inc
6.38%, 04/09/2021(e)	3,053		3,454		6.25%, 05/01/2022(e)	1,075	1,064
6.38%, 04/09/2021	5,457		6,174		Rosetta Resources Inc
7.00%, 05/05/2020(e)	2,110		2,437		5.88%, 06/01/2022	4,200	4,274
7.00%, 05/05/2020	9,449		10,914		5.88%, 06/01/2024	2,500	2,550
9.13%, 07/02/2018(e)	2,395		2,898		Sanchez Energy Corp
Legacy Reserves LP / Legacy Reserves					6.13%, 01/15/2023(e)	2,250	2,244
Finance Corp					SandRidge Energy Inc
6.63%, 12/01/2021	10,491		10,518		7.50%, 03/15/2021	7,700	8,008
6.63%, 12/01/2021(e)	11,770		11,800		8.13%, 10/15/2022	9,500	10,118
8.00%, 12/01/2020	15,728		16,750		Seven Generations Energy Ltd
Lonestar Resources America Inc					8.25%, 05/15/2020(e)	11,700	12,665
8.75%, 04/15/2019(e)	2,850		2,871		Sinopec Capital 2013 Ltd
MEG Energy Corp					3.13%, 04/24/2023(e)	2,639	2,478
7.00%, 03/31/2024(e)	3,000		3,172		Sinopec Group Overseas Development 2012
Memorial Production Partners LP / Memorial					Ltd
Production Finance Corp					4.88%, 05/17/2042(e)	1,053	1,073
6.88%, 08/01/2022(e)	7,940		7,702		Sinopec Group Overseas Development 2013
7.63%, 05/01/2021	12,257		12,594		Ltd
Memorial Resource Development Corp					4.38%, 10/17/2023	3,293	3,398
5.88%, 07/01/2022(e)	5,000		4,863		Sinopec Group Overseas Development 2014
Midstates Petroleum Co Inc / Midstates					Ltd
Petroleum Co LLC					4.38%, 04/10/2024(e)	1,895	1,968
10.75%, 10/01/2020	3,385		3,647		SM Energy Co
Milagro Oil & Gas Inc					5.00%, 01/15/2024	2,125	2,093
0.00%, 05/15/2016(a),(b)	5,765		4,612		State Oil Co of the Azerbaijan Republic
Northern Blizzard Resources Inc					4.75%, 03/13/2023	4,540	4,529
7.25%, 02/01/2022(e)	5,150		5,420		5.45%, 02/09/2017	2,161	2,291
Northern Oil and Gas Inc
8.00%, 06/01/2020	5,967		6,295

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

	Principal							Principal
BONDS (continued)	Amount (000's)		Value	(000	's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)							Pipelines (continued)
Summit Midstream Holdings LLC / Summit							Rose Rock Midstream LP / Rose Rock
Midstream Finance Corp							Finance Corp
5.50%, 08/15/2022		$4,600		$4,600			5.63%, 07/15/2022(e)		$4,325	$4,336
7.50%, 07/01/2021		2,000		2,175			Sabine Pass Liquefaction LLC
Tullow Oil PLC							5.63%, 04/15/2023		3,700	3,755
6.00%, 11/01/2020(e)		6,497		6,594			5.63%, 04/15/2023(e)		1,500	1,522
Unit Corp							5.75%, 05/15/2024(e)		8,000	8,120
6.63%, 05/15/2021		11,640		12,222			6.25%, 03/15/2022(e)		7,574	7,972
YPF SA										$81,548
8.75%, 04/04/2024(e)		6,240		6,490
Zhaikmunai LLP							Private Equity - 0.08%
7.13%, 11/13/2019(e)		4,875		5,302			American Capital Ltd
							6.50%, 09/15/2018(e)		7,375	7,762
				$513,147

Oil & Gas Services - 0.16%
BIBBY Offshore Services PLC							Publicly Traded Investment Fund - 0.02%
7.50%, 06/15/2021(e)	GBP	1,500		2,558			Drawbridge Special Opportunities Fund
EDC Finance Ltd							LP/Drawbridge Special Opportunities
4.88%, 04/17/2020(e)		$1,549		1,410			Financ
							5.00%, 08/01/2021(e)		2,000	1,995
Exterran Holdings Inc
7.25%, 12/01/2018		3,060		3,190
FTS International Inc							Real Estate - 0.25%
6.25%, 05/01/2022(e)		5,035		5,123			China Overseas Finance Cayman V Ltd
Trinidad Drilling Ltd							3.95%, 11/15/2022		1,800	1,682
7.88%, 01/15/2019(e)		2,670		2,803			Country Garden Holdings Co Ltd
				$15,084			11.13%, 02/23/2018		2,080	2,267
							Kaisa Group Holdings Ltd
Packaging & Containers - 0.19%							8.88%, 03/19/2018(e)		2,300	2,406
Ardagh Packaging Finance PLC							Kennedy-Wilson Inc
9.25%, 10/15/2020	EUR	3,015		4,390			5.88%, 04/01/2024		2,765	2,772
Ardagh Packaging Finance PLC / Ardagh							8.75%, 04/01/2019		11,600	12,427
Holdings USA Inc							Longfor Properties Co Ltd
4.25%, 01/15/2022(e)		4,550		5,965
							6.88%, 10/18/2019		2,100	2,171
OI European Group BV										$23,725
4.88%, 03/31/2021		2,755		3,924
SGD Group SAS							Regional Authority - 0.11%
5.63%, 04/15/2019(e)		2,700		3,706			Brazil Loan Trust 1
				$17,985			5.48%, 07/24/2023(c),(e)		10,266	10,600

Pharmaceuticals - 0.44%
Almirall SA						REITS	- 0.24%
4.63%, 04/01/2021(e)		2,500		3,515			ARC Properties Operating Partnership
Capsugel SA							LP/Clark Acquisition LLC
7.00%, PIK 7.75%, 05/15/2019(e),(f)		$8,825		8,891			3.00%, 02/06/2019(e)		7,500	7,492
Catamaran Corp							Crown Castle International Corp
4.75%, 03/15/2021		2,305		2,299			5.25%, 01/15/2023		3,080	3,111
JLL/Delta Dutch Newco BV							EPR Properties
7.50%, 02/01/2022(e)		13,200		13,596			5.75%, 08/15/2022		4,830	5,244
Pinnacle Merger Sub Inc							MPT Operating Partnership LP / MPT
9.50%, 10/01/2023(e)		6,900		7,590			Finance Corp
Valeant Pharmaceuticals International							5.50%, 05/01/2024		4,800	4,908
6.38%, 10/15/2020(e)		3,275		3,382			5.75%, 10/01/2020	EUR	1,500	2,149
6.88%, 12/01/2018(e)		2,887		2,981						$22,904

				$42,254			Retail - 1.30%
Pipelines - 0.85%							AmeriGas Finance LLC/AmeriGas Finance
Atlas Pipeline Partners LP / Atlas Pipeline							Corp
Finance Corp							6.75%, 05/20/2020		$1,000	1,052
4.75%, 11/15/2021		4,275		4,040			7.00%, 05/20/2022		18,690	19,998
5.88%, 08/01/2023		5,350		5,256			Checkers Drive-In Restaurants Inc
6.63%, 10/01/2020		7,475		7,774			11.00%, 12/01/2017(e)		4,900	5,464
Crestwood Midstream Partners LP /							GRD Holdings III Corp
Crestwood Midstream Finance Corp							10.75%, 06/01/2019(e)		20,590	22,855
6.13%, 03/01/2022(e)		3,247		3,353			Group 1 Automotive Inc
7.75%, 04/01/2019		6,155		6,509			5.00%, 06/01/2022(e)		4,300	4,236
Gibson Energy Inc							Guitar Center Inc
6.75%, 07/15/2021(e)		13,800		14,835			6.50%, 04/15/2019(e)		14,000	13,300
Regency Energy Partners LP / Regency							Hillman Group Inc/The
Energy Finance Corp							6.38%, 07/15/2022(e)		8,550	8,422
5.75%, 09/01/2020		1,650		1,716			L Brands Inc
8.38%, 06/01/2019(e)		11,551		12,360			5.63%, 10/15/2023		3,000	3,173

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)						Sovereign (continued)
Landry's Inc						Argentine Republic Government International
9.38%, 05/01/2020(e)		$9,641		$10,460		Bond (continued)
Men's Wearhouse Inc/The						8.75%, 06/02/2017		$6,312	$5,580
7.00%, 07/01/2022(e)		1,225		1,274		Banco Nacional de Desenvolvimento
New Academy Finance Co LLC / New						Economico e Social
Academy Finance Corp						5.50%, 07/12/2020		1,080	1,164
8.00%, PIK 8.75%, 06/15/2018(e),(f)		4,600		4,623		Brazil Minas SPE via State of Minas Gerais
Petco Holdings Inc						5.33%, 02/15/2028(g)		2,807	2,786
8.50%, PIK 9.25%, 10/15/2017(e),(f)		2,674		2,701		Brazilian Government International Bond
QVC Inc						2.63%, 01/05/2023		12,489	11,415
4.85%, 04/01/2024		5,000		5,197		4.25%, 01/07/2025		13,457	13,491
Rite Aid Corp						7.13%, 01/20/2037		8,200	10,332
6.75%, 06/15/2021		11,060		11,502		8.25%, 01/20/2034		4,587	6,319
Stonegate Pub Co Financing PLC						Colombia Government International Bond
5.75%, 04/15/2019	GBP	2,700		4,581		4.38%, 07/12/2021		2,586	2,754
Suburban Propane Partners LP/Suburban						7.38%, 09/18/2037		2,685	3,625
Energy Finance Corp						7.75%, 04/14/2021	COP	3,538,000	2,116
5.50%, 06/01/2024		$6,400		6,336		8.13%, 05/21/2024		$2,392	3,217
				$125,174		9.85%, 06/28/2027	COP	1,738,000	1,195
						11.75%, 02/25/2020		$4,493	6,481
Semiconductors - 0.01%						10.38%, 01/28/2033		2,625	4,141
STATS ChipPAC Ltd						Costa Rica Government International Bond
4.50%, 03/20/2018(e)		1,250		1,267
						4.25%, 01/26/2023		11,899	11,215
5.38%, 03/31/2016		113		115		4.38%, 04/30/2025(e)		2,083	1,922
				$1,382		7.00%, 04/04/2044(e)		1,572	1,651
Software - 1.39%						Croatia Government International Bond
Aspect Software Inc						5.50%, 04/04/2023		4,694	4,858
10.63%, 05/15/2017		13,326		13,826		6.00%, 01/26/2024(e)		7,442	7,944
Audatex North America Inc						6.63%, 07/14/2020		9,666	10,753
6.00%, 06/15/2021(e)		21,400		22,416		6.75%, 11/05/2019		8,359	9,310
6.13%, 11/01/2023(e)		4,000		4,180		Dominican Republic International Bond
Eagle Midco Inc						5.88%, 04/18/2024(e)		15,004	15,567
9.00%, PIK 9.75%, 06/15/2018(e),(f)		8,500		8,670		7.45%, 04/30/2044(e)		6,744	7,182
Emdeon Inc						7.50%, 05/06/2021		16,583	18,946
11.00%, 12/31/2019		5,000		5,625		El Salvador Government International Bond
Epicor Software Corp						7.38%, 12/01/2019		3,500	3,885
8.63%, 05/01/2019		7,075		7,535		7.65%, 06/15/2035		5,700	6,213
First Data Corp						7.75%, 01/24/2023		5,908	6,661
6.75%, 11/01/2020(e)		6,432		6,786		8.25%, 04/10/2032		1,231	1,437
8.75%, PIK 10.00%, 01/15/2022(e),(f)		15,000		16,106		Export Credit Bank of Turkey
Infor Software Parent LLC / Infor Software						5.38%, 11/04/2016(e)		250	263
Parent Inc						Financing of Infrastrucural Projects State
7.13%, PIK 7.88%, 05/01/2021(e),(f)		8,576		8,490		Enterprise
Infor US Inc						9.00%, 12/07/2017		6,746	6,611
10.00%, 04/01/2019	EUR	4,675		6,980		Gabonese Republic
InterXion Holding NV						6.38%, 12/12/2024(e)		610	663
6.00%, 07/15/2020		1,900		2,697		Honduras Government International Bond
Nuance Communications Inc						7.50%, 03/15/2024		214	219
5.38%, 08/15/2020(e)		$13,582		13,718		Hungary Government International Bond
Oracle Corp						5.75%, 11/22/2023		12,284	13,359
3.40%, 07/08/2024		9,000		8,962		6.00%, 01/11/2019	EUR	3,738	5,794
Sophia LP / Sophia Finance Inc						6.38%, 03/29/2021		$6,686	7,622
9.75%, 01/15/2019(e)		2,892		3,123		Indonesia Government International Bond
Southern Graphics Inc						3.38%, 04/15/2023(e)		18,272	17,313
8.38%, 10/15/2020(e)		4,025		4,246		3.75%, 04/25/2022		268	263
				$133,360		4.88%, 05/05/2021		4,218	4,476
						5.25%, 01/17/2042		2,766	2,725
Sovereign - 8.36%						5.25%, 01/17/2042(e)		2,000	1,970
Argentina Boden Bonds						5.38%, 10/17/2023		2,369	2,570
7.00%, 10/03/2015		21,625		20,340		5.88%, 03/13/2020		3,000	3,353
Argentina Bonar Bonds						5.88%, 03/13/2020(e)		2,000	2,235
7.00%, 04/17/2017		26,785		23,810		5.88%, 01/15/2024(e)		2,460	2,764
Argentine Republic Government International						6.88%, 01/17/2018		7,176	8,163
Bond						7.75%, 01/17/2038		2,794	3,618
0.00%, 11/14/2002(a)	EUR	734		767		8.50%, 10/12/2035		6,760	9,346
0.00%, 11/26/2003(a)		320		334		11.63%, 03/04/2019		4,055	5,495
0.00%, 03/04/2004(a)		545		591		11.63%, 03/04/2019(e)		850	1,152
0.00%, 09/07/2007(a)		532		556		Indonesia Treasury Bond
0.00%, 05/26/2009(a)		2,200		2,298		7.00%, 05/15/2022	IDR	10,060,000	817
0.00%, 03/31/2023(a)		$4,000		4,520

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)						Sovereign (continued)
Indonesia Treasury Bond (continued)						South Africa Government International
7.88%, 04/15/2019	IDR	30,020,000		$ 2,592		Bond (continued)
8.38%, 03/15/2024		46,840,000		4,141		5.88%, 09/16/2025		$25,981	$28,714
9.00%, 03/15/2029		23,100,000		2,079		Sri Lanka Government International Bond
Ivory Coast Government International Bond						5.13%, 04/11/2019(e)		694	708
5.38%, 07/23/2024(e)		$1,872		1,835		Turkey Government International Bond
7.10%, 12/31/2032		10,208		10,018		3.25%, 03/23/2023		7,258	6,753
Jamaica Government International Bond						5.13%, 03/25/2022		4,448	4,705
7.63%, 07/09/2025		2,550		2,678		5.63%, 03/30/2021		8,425	9,224
Kenya Government International Bond						5.75%, 03/22/2024		13,283	14,578
6.88%, 06/24/2024(e)		3,790		4,023		6.25%, 09/26/2022		10,289	11,716
Lithuania Government International Bond						6.88%, 03/17/2036		866	1,034
6.63%, 02/01/2022		967		1,168		7.00%, 03/11/2019		4,004	4,605
Mexican Bonos						7.00%, 06/05/2020		3,924	4,580
6.25%, 06/16/2016(g)	MXN	16,573		1,320		7.38%, 02/05/2025		8,068	9,851
8.00%, 12/07/2023(g)		138,016		12,085		7.50%, 11/07/2019		4,006	4,744
8.50%, 12/13/2018(g)		132,550		11,518		8.00%, 02/14/2034		6,768	9,001
9.50%, 12/18/2014(g)		9,620		745		Ukraine Government International Bond
10.00%, 12/05/2024(g)		54,944		5,483		6.25%, 06/17/2016		1,025	987
Mexico Government International Bond						6.58%, 11/21/2016		3,873	3,699
4.00%, 10/02/2023		$11,934		12,423		6.88%, 09/23/2015(e)		6,632	6,426
4.75%, 03/08/2044		1,898		1,903		7.80%, 11/28/2022(e)		11,890	11,385
5.55%, 01/21/2045		2,310		2,610		7.80%, 11/28/2022		4,666	4,468
5.95%, 03/19/2019		2,214		2,546		9.25%, 07/24/2017		1,787	1,809
6.05%, 01/11/2040		4,440		5,362		Venezuela Government International Bond
Morocco Government International Bond						5.75%, 02/26/2016		15,760	14,916
4.25%, 12/11/2022(e)		5,739		5,732		6.00%, 12/09/2020		4,556	3,439
Nigeria Government International Bond						8.25%, 10/13/2024		7,552	5,909
6.38%, 07/12/2023(e)		1,940		2,104		9.00%, 05/07/2023		4,044	3,387
6.38%, 07/12/2023		5,903		6,402		11.95%, 08/05/2031		5,528	5,237
6.75%, 01/28/2021		1,912		2,113					$804,510
Panama Government International Bond
8.13%, 04/28/2034		9,109		12,072		Telecommunications - 1.87%
8.88%, 09/30/2027		2,019		2,892		Alcatel-Lucent USA Inc
						6.75%, 11/15/2020(e)		12,050	12,291
9.38%, 04/01/2029		4,131		6,155
Panama Notas del Tesoro						Altice SA
4.88%, 02/05/2021		5,853		6,191		7.25%, 05/15/2022	EUR	750	1,042
						7.25%, 05/15/2022(e)		3,100	4,307
Peruvian Government International Bond
5.63%, 11/18/2050		2,621		2,942		Avaya Inc
						7.00%, 04/01/2019(e)		$1,900	1,857
6.55%, 03/14/2037		1,109		1,392
Republic of Azerbaijan International Bond						B Communications Ltd
						7.38%, 02/15/2021(e)		4,072	4,332
4.75%, 03/18/2024(e)		11,089		11,449
Republic of Ghana						Bharti Airtel International Netherlands BV
						3.38%, 05/20/2021(e)	EUR	700	963
7.88%, 08/07/2023		1,466		1,419		5.13%, 03/11/2023(e)		$3,928	4,061
8.50%, 10/04/2017		2,534		2,667
Republic of Iraq						5.35%, 05/20/2024		1,450	1,518
5.80%, 01/15/2028		13,589		12,094		Colombia Telecomunicaciones SA ESP
						5.38%, 09/27/2022(e)		600	606
Republic of Serbia
5.88%, 12/03/2018		1,014		1,081		Comcel Trust
						6.88%, 02/06/2024(e)		3,771	4,054
5.88%, 12/03/2018(e)		6,469		6,889
7.25%, 09/28/2021		4,783		5,518		CommScope Inc
						5.50%, 06/15/2024(e)		5,000	4,975
Romanian Government International Bond
4.88%, 01/22/2024(e)		2,886		3,070		Digicel Group Ltd
						7.13%, 04/01/2022(e)		2,600	2,639
6.75%, 02/07/2022		2,374		2,831		8.25%, 09/30/2020(e)		2,700	2,909
Russian Federal Bond - OFZ
7.00%, 08/16/2023	RUB	520,400		12,621		ENTEL Chile SA
						4.75%, 08/01/2026(e)		1,444	1,434
Russian Foreign Bond - Eurobond
4.88%, 09/16/2023		$3,800		3,777		Frontier Communications Corp
4.88%, 09/16/2023(e)		17,200		17,097		7.13%, 01/15/2023		700	725
7.50%, 03/31/2030(g)		51,932		58,787		Indosat Palapa Co BV
12.75%, 06/24/2028		2,400		3,984		7.38%, 07/29/2020		2,875	3,076
Slovakia Government International Bond						Inmarsat Finance PLC
						4.88%, 05/15/2022(e)		4,000	3,960
4.38%, 05/21/2022(e)		848		907
Slovenia Government International Bond						Intelsat Jackson Holdings SA
5.25%, 02/18/2024(e)		7,175		7,673		5.50%, 08/01/2023		6,650	6,384
5.85%, 05/10/2023		4,209		4,693		Koninklijke KPN NV
						7.00%, 03/28/2073(e),(g)		400	417
South Africa Government International
Bond						Level 3 Escrow II Inc
						5.38%, 08/15/2022(e),(h)		13,400	13,149
4.67%, 01/17/2024		7,242		7,387

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

	Principal								Principal
BONDS (continued)	Amount (000's)		Value	(000	's)		BONDS (continued)	Amount (000's)		Value	(000	's)

Telecommunications (continued)							Transportation (continued)
Level 3 Financing Inc							Far East Capital Ltd SA
6.13%, 01/15/2021(e)		$3,700		$3,830			8.00%, 05/02/2018(e)		$1,350		$972
7.00%, 06/01/2020		1,400		1,489			8.75%, 05/02/2020(e)		943		670
Matterhorn Mobile Holdings SA							Marquette Transportation Co LLC /
8.25%, 02/15/2020	EUR	2,979		4,328			Marquette Transportation Finance Corp
Matterhorn Mobile SA							10.88%, 01/15/2017		9,715		10,286
6.75%, 05/15/2019(e)	CHF	750		876			PHI Inc
Millicom International Cellular SA							5.25%, 03/15/2019(e)		5,500		5,527
6.63%, 10/15/2021(e)		$3,648		3,876			Quality Distribution LLC/QD Capital Corp
Mobile Challenger Intermediate Group SA							9.88%, 11/01/2018		9,226		9,733
8.75%, PIK 9.50%, 03/15/2019(f)	EUR	2,700		3,688			Transnet SOC Ltd
Mobile Telesystems OJSC via MTS							4.00%, 07/26/2022(e)		3,049		2,903
International Funding Ltd											$38,744
5.00%, 05/30/2023(e)		$4,000		3,710
Nokia OYJ							Trucking & Leasing - 0.04%
6.75%, 02/04/2019	EUR	450		716			Jurassic Holdings III Inc
							6.88%, 02/15/2021(e)		4,200		4,179
SBA Telecommunications Inc
5.75%, 07/15/2020		$7,760		8,051
Sprint Corp							TOTAL BONDS				$5,248,722
7.13%, 06/15/2024(e)		5,535		5,646					Principal
7.25%, 09/15/2021(e)		6,800		7,242			CONVERTIBLE BONDS - 0.06%	Amount (000's)		Value	(000	's)
Sunrise Communications Holdings SA							Mining - 0.06%
8.50%, 12/31/2018	EUR	2,861		4,051			Mirabela Nickel Ltd
TBG Global Pte Ltd							9.50%, PIK 9.50%, 06/24/2019(c),(f)		5,786		5,786
4.63%, 04/03/2018(e)		$3,043		3,089
Telecom Italia SpA							TOTAL CONVERTIBLE BONDS				$5,786
4.88%, 09/25/2020	EUR	2,800		4,085			CREDIT LINKED STRUCTURED		Principal
Telenet Finance V Luxembourg SCA						NOTES	- 0.13%	Amount (000's)		Value	(000	's)
6.25%, 08/15/2022		2,900		4,233
T-Mobile USA Inc							Sovereign - 0.13%
6.50%, 01/15/2024		$2,625		2,737			Republic of Iraq - Merrill Lynch
Turk Telekomunikasyon AS							2.53%, 01/07/2028(b),(c),(g)	JPY	630,451		4,168
4.88%, 06/19/2024(e)		4,613		4,548			Titulos De Tesoreria B - Citigroup Inc
tw telecom holdings inc							11.00%, 07/27/2020(e)	COP 12,000,000			7,836
5.38%, 10/01/2022		630		682							$12,004
UPC Holding BV							TOTAL CREDIT LINKED STRUCTURED NOTES				$12,004
6.38%, 09/15/2022	EUR	3,500		5,062			SENIOR FLOATING RATE INTERESTS		Principal
8.38%, 08/15/2020		2,090		3,050			- 7.32%	Amount (000's)		Value	(000	's)
UPCB Finance V Ltd
7.25%, 11/15/2021(e)		$4,300		4,666			Advertising - 0.30%
UPCB Finance VI Ltd							Advantage Sales & Marketing Inc, Delay-
6.88%, 01/15/2022(e)		1,100		1,177			Draw Term Loan Loan B-DD
							0.00%, 07/21/2021(g),(i)		$258		$257
ViaSat Inc
6.88%, 06/15/2020		5,400		5,805			Advantage Sales & Marketing Inc, Term
Vimpel Communications Via VIP Finance							Loan
							0.00%, 07/21/2022(g),(i)		10,700		10,692
Ireland Ltd OJSC
7.75%, 02/02/2021		500		513			Advantage Sales & Marketing Inc, Term
9.13%, 04/30/2018(e)		1,500		1,635			Loan B
							3.48%, 07/21/2021(g)		7,992		7,944
VimpelCom Holdings BV
5.20%, 02/13/2019(e)		1,640		1,574			Van Wagner Communications LLC, Term
7.50%, 03/01/2022		500		509			Loan B
							6.25%, 08/03/2019(g)		9,829		9,894
Virgin Media Secured Finance PLC
5.50%, 01/15/2021	GBP	2,800		4,834							$28,787
6.00%, 04/15/2021(e)		2,900		5,042
							Agriculture - 0.15%
Wind Acquisition Finance SA							Arysta Lifescience SPC LLC, Term Loan
7.00%, 04/23/2021(e)	EUR	3,350		4,822			8.25%, 11/20/2020(g)		6,575		6,646
				$180,265			North Atlantic Trading Co Inc, Term Loan B
							7.75%, 01/13/2020(g)		8,051		8,091
Textiles - 0.01%
Empire Today LLC / Empire Today Finance											$14,737
Corp							Airlines - 0.00%
11.38%, 02/01/2017(e)		$1,355		1,389			Global Aviation Holdings Inc, PIK Term
							Loan
Transportation - 0.40%							0.00%, PIK 0.00%, 07/13/2017(a),(b),(c),(f),(g)		4,879		49
BNSF Funding Trust I							0.00%, PIK 0.00%, 02/13/2018(a),(b),(f),(g)		1,595		—
6.61%, 12/15/2055(g)		4,610		5,185							$49
CEVA Group PLC							Building Materials - 0.14%
7.00%, 03/01/2021(e)		3,400		3,468
							CPG International Inc, Term Loan B
							4.75%, 09/30/2020(g)		4,794		4,770

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Building Materials (continued)				Distribution & Wholesale (continued)
GYP Holdings III Corp, Term Loan B				Performance Food Group Inc, Term Loan
4.38%, 03/26/2021(g)	$4,788	$4,740		6.25%, 11/07/2019(g)	$1,733	$1,745
Panolam Industries International Inc, Term						$13,307
Loan
7.25%, 08/22/2017(g)	3,728	3,709		Diversified Financial Services - 0.43%
		$13,219		Connolly Corp, Term Loan
				5.00%, 05/12/2021(g)	7,000	7,039
Chemicals - 0.07%				8.00%, 05/13/2022(g)	11,360	11,463
Road Infrastructure Investment LLC, Term				Intertrust Group BV, Term Loan
Loan				0.00%, 04/02/2021(g),(i)	500	499
7.75%, 09/21/2021(g)	900	890		National Financial Partners Corp, Term Loan
Solenis International LP, Term Loan				B
0.00%, 07/02/2022(g),(i)	6,100	6,066		4.50%, 07/01/2020(g)	4,703	4,684
		$6,956		Nuveen Investments Inc, Term Loan
				6.50%, 02/28/2019(g)	6,500	6,497
Closed End Funds - 0.18%				Nuveen Investments Inc, Term Loan B
Associated Partners Inc, Delay-Draw Term				4.16%, 05/13/2017(g)	1,000	998
Loan				RCS Capital Corp, Term Loan
6.65%, 12/24/2015(b),(c),(g)	17,000	17,000
				6.50%, 03/29/2019(g)	2,100	2,131
				Sears Roebuck Acceptance Corp, Term Loan
Commercial Services - 0.87%				B
Allied Security Holdings LLC, Term Loan B				5.50%, 06/30/2018(g)	7,960	7,958
8.00%, 08/12/2021(g)	5,010	4,976				$41,269
Brickman Group Ltd LLC/The, Term Loan
B				Electric - 0.07%
4.00%, 12/18/2020(g)	4,400	4,338		Astoria Generating Co Acquisitions LLC,
				Term Loan
Catalent Pharma Solutions Inc, Term Loan				8.50%, 10/26/2017(g)	6,175	6,337
6.50%, 12/31/2017(g)	1,700	1,704
Ceridian LLC, Term Loan B
4.41%, 05/09/2017(g)	5,123	5,122		Engineering & Construction - 0.01%
CHG Buyer Corp, Term Loan				NANA Development Corp, Term Loan B
9.00%, 11/13/2020(g)	6,596	6,703		8.00%, 03/13/2018(b),(g)	1,125	1,117
Envision Acquisition Co LLC, Term Loan
9.75%, 09/23/2021(g)	6,000	6,060
Envision Healthcare Corp, Term Loan B				Entertainment - 0.20%
4.00%, 05/25/2018(g)	19,791	19,771		Delta 2 Lux Sarl, Term Loan
				0.00%, 07/29/2022(g),(i)	6,150	6,150
Interactive Data Corp, Term Loan B				0.00%, 07/29/2022(g),(i)	3,310	3,310
4.75%, 04/23/2021(g)	5,000	5,008
				Lions Gate Entertainment Corp, Term Loan
Learning Care Group Inc, Term Loan				5.00%, 07/17/2020(g)	9,800	9,923
6.08%, 05/03/2021(g)	3,000	3,004
Lineage Logistics LLC, Term Loan B						$19,383
4.50%, 03/31/2021(g)	7,123	7,028	Food	- 0.34%
Millennium Laboratories LLC, Term Loan B				AdvancePierre Foods Inc, Term Loan
5.25%, 04/15/2021(g)	2,650	2,650		9.50%, 10/02/2017(g)	11,991	11,564
Nord Anglia Education Finance LLC, Term				CTI Foods Holding Co LLC, Term Loan
Loan B				8.25%, 06/14/2019(g)	3,920	3,930
4.50%, 03/19/2021(g)	1,900	1,894		Hostess Brands Inc, Term Loan B
ServiceMaster Co LLC/The, Term Loan B				6.75%, 03/12/2020(g)	599	615
4.25%, 06/25/2021(g)	5,000	4,929		6.75%, 03/12/2020(g)	2,544	2,617
Sutherland Global Services Inc, Term Loan				Milk Specialties Co, Term Loan B
7.25%, 03/06/2019(g)	1,292	1,292		7.50%, 11/07/2018(g)	14,601	14,455
7.25%, 03/06/2019(g)	583	583				$33,181
TransUnion LLC, Term Loan B
4.00%, 03/19/2021(g)	1,895	1,888		Forest Products & Paper - 0.01%
Washington Inventory Service, Term Loan				Ranpak Corp, Term Loan
10.25%, 06/18/2019(g)	6,800	6,698		8.50%, 04/20/2017(g)	1,225	1,246
		$83,648

Computers - 0.13%				Healthcare - Products - 0.31%
Expert Global Solutions Inc, Term Loan B				Biomet Inc, Term Loan B2
				3.66%, 07/25/2017(g)	13,573	13,547
8.50%, 04/02/2018(g)	12,059	12,013
SRA International Inc, Term Loan B				CareCore National LLC, Term Loan
				5.50%, 02/12/2021(g)	9,277	9,316
6.50%, 07/20/2018(g)	357	358
		$12,371		Phillips-Medisize Corp, Term Loan
				8.25%, 06/16/2022(g)	7,000	6,965
Distribution & Wholesale - 0.14%						$29,828
American Tire Distributors Inc, Delay-Draw
Term Loan Loan DD				Healthcare - Services - 0.73%
5.75%, 06/01/2018(g)	2,210	2,207		American Renal Holdings Inc, Delay-Draw
American Tire Distributors Inc, Term Loan				Term Loan Loan DD
				8.50%, 02/14/2020(g)	2,500	2,481
5.75%, 06/19/2018(g)	9,367	9,355
See accompanying notes				64

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)		(continued)	Amount (000's)	Value (000's)

Healthcare - Services (continued)				Leisure Products & Services (continued)
Ardent Medical Services Inc, Term Loan				Travelport LLC, PIK Term Loan 2
11.00%, 01/02/2019(g)	$893	$895		8.38%, PIK 4.38%, 12/01/2016(f),(g)	$989	$999
Dialysis Newco Inc, Term Loan				Travelport LLC, Term Loan
7.75%, 10/21/2021(g)	3,000	3,000		6.25%, 06/21/2019(g)	6,130	6,201
HCA Inc, Term Loan B4				Travelport LLC, Term Loan 1
2.98%, 05/01/2018(g)	6,910	6,897		9.50%, 01/31/2016(g)	4,352	4,451
Heartland Dental Care LLC, Term Loan						$33,838
5.50%, 12/21/2018(g)	6,368	6,379
9.75%, 06/20/2019(g)	9,050	9,231		Leisure Time - 0.06%
National Mentor Holdings Inc, Term Loan B				Bauer Performance Sports Ltd, Term Loan
				4.00%, 04/02/2021(g)	918	916
4.75%, 01/31/2021(g)	13,646	13,616
Steward Health Care System LLC, Term				Planet Fitness, Term Loan
				4.75%, 03/26/2021(g)	5,167	5,159
Loan
6.75%, 04/10/2020(g)	3,161	3,130				$6,075
Surgery Center Holdings Inc, Term Loan				Lodging - 0.19%
0.00%, 07/23/2021(g),(i)	10,000	9,950		Caesars Entertainment Operating Co Inc,
9.75%, 04/10/2020(g)	5,825	5,840		Term Loan B4B
US Renal Care Inc, Term Loan				9.50%, 10/31/2016(g)	3,660	3,650
4.25%, 07/03/2019(g)	2,382	2,375		Hilton Worldwide Finance LLC, Term Loan
US Renal Care Inc, Term Loan B1				B
8.50%, 01/03/2020(g)	4,900	4,955		3.50%, 09/23/2020(g)	4,029	4,002
8.50%, 01/03/2020(g)	1,530	1,547		Intrawest Operations Group LLC, Term Loan
		$70,296		B
				5.50%, 11/26/2020(g)	7,463	7,509
Holding Companies - Diversified - 0.11%
Opal Acquisition Inc, Term Loan B				La Quinta Intermediate Holdings LLC, Term
5.00%, 11/20/2020(g)	8,030	8,032		Loan B
				4.00%, 02/19/2021(g)	3,367	3,352
Shield Finance Co Sarl, Term Loan B
5.00%, 01/27/2021(g)	2,793	2,794				$18,513
		$10,826		Machinery - Diversified - 0.04%
Insurance - 0.10%				CPM Holdings Inc, Term Loan
				10.25%, 02/16/2018(g)	2,500	2,533
AmWins Group LLC, Term Loan B
5.00%, 02/20/2020(g)	4,152	4,150		Intelligrated Inc, Term Loan
				10.50%, 01/19/2019(g)	1,400	1,416
Asurion LLC, Term Loan
8.50%, 02/19/2021(g)	5,000	5,121				$3,949
		$9,271	Media	- 0.04%
Internet - 0.38%				CKX Inc, Term Loan B
				9.00%, 06/21/2017(b),(g)	1,503	1,330
Active Network Inc/The, Term Loan B
5.50%, 11/06/2020(g)	1,596	1,581		Cumulus Media Holdings Inc, Term Loan B
				4.25%, 12/18/2020(g)	2,609	2,607
Blue Coat Systems Inc, Term Loan
9.50%, 06/26/2020(g)	3,000	3,034				$3,937
Blue Coat Systems Inc, Term Loan B				Metal Fabrication & Hardware - 0.11%
4.00%, 02/15/2018(g)	4,527	4,514		Doncasters Group Ltd, Term Loan
EIG Investors Corp, Term Loan B				9.50%, 10/28/2020(g)	441	447
5.00%, 11/09/2019(g)	6,958	6,946		Doncasters US Finance LLC, Term Loan B
Go Daddy Operating Co LLC, Term Loan B				0.00%, 04/05/2020(g),(i)	500	501
4.75%, 05/05/2021(g)	2,500	2,489		SBP Holdings, Term Loan
ION Trading Technologies Sarl, Term Loan				9.00%, 03/24/2022(g)	6,825	6,825
7.25%, 06/10/2022(g)	5,125	5,135		Wastequip LLC, Term Loan B
Landslide Holdings Inc, Term Loan				5.50%, 07/26/2019(g)	2,945	2,944
5.00%, 02/25/2020(g)	3,672	3,669				$10,717
MH Sub I LLC, Term Loan
8.50%, 06/27/2022(g)	8,000	7,880		Miscellaneous Manufacturing - 0.16%
SumTotal Systems Inc, Term Loan				Arctic Glacier USA Inc, Term Loan B
6.25%, 11/13/2019(g)	1,101	1,068		5.00%, 05/10/2019(g)	1,572	1,553
		$36,316		Gates Global LLC, Term Loan
				4.25%, 06/11/2021(g)	4,900	4,854
Investment Companies - 0.03%				UTEX Industries Inc, Term Loan
AssuredPartners Capital Inc, Term Loan B				8.25%, 05/16/2022(g)	5,430	5,525
4.50%, 03/31/2021(g)	2,900	2,886		UTEX Industries Inc, Term Loan B
				5.00%, 05/14/2021(g)	3,400	3,413
Leisure Products & Services - 0.35%						$15,345
Equinox Holdings Inc, Term Loan				Oil & Gas - 0.10%
9.75%, 05/16/2020(g)	12,500	12,656
				BBTS Borrower LP, Term Loan
Fitness International LLC, Term Loan B				0.00%, 07/21/2021(g),(i)	7,000	7,018
5.50%, 06/24/2020(g)	4,300	4,261
				Fieldwood Energy LLC, Term Loan
Sabre GLBL Inc, Term Loan B				8.38%, 09/20/2020(g)	2,875	2,931
4.25%, 02/15/2019(g)	5,284	5,270
						$9,949

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Oil & Gas Services - 0.12%			Software (continued)
McJunkin Red Man Corp, Term Loan B			P2 Upstream Acquisition Co, Term Loan
5.00%, 11/08/2019(g)	$9,396	$9,396	9.00%, 04/30/2021(g)	$3,100	$3,116
Panda Temple Power II LLC, Term Loan B			Renaissance Learning Inc, Term Loan
7.25%, 04/03/2019(g)	850	871	4.50%, 04/02/2021(g)	4,110	4,089
Pinnacle Holdco Sarl, Term Loan			STG-Fairway Acquisitions Inc, Term Loan
10.50%, 07/24/2020(g)	1,500	1,500	B
		$11,767	6.25%, 02/13/2019(g)	1,234	1,228
			Wall Street Systems Delaware Inc, Term
Packaging & Containers - 0.13%			Loan B
Berlin Packaging LLC, Term Loan			4.50%, 04/09/2021(g)	4,591	4,580
4.75%, 03/28/2020(g)	1,901	1,906
8.75%, 03/28/2020(g)	1,420	1,450			$34,274
FPC Holdings Inc, Term Loan			Telecommunications - 0.25%
9.25%, 05/15/2020(g)	9,400	9,224	Aircell Business Aviation Services LLC,
		$12,580	Term Loan B2
			0.00%, 03/21/2018(g),(i)	1,419	1,418
Pharmaceuticals - 0.13%			Alcatel-Lucent USA Inc, Term Loan C
BioScrip Inc, Delay-Draw Term Loan B-			4.50%, 01/29/2019(g)	3,448	3,438
DD			Avaya Inc, Term Loan B3
6.50%, 07/22/2020(g)	138	138
			4.73%, 10/26/2017(g)	5,668	5,478
BioScrip Inc, Term Loan B			Avaya Inc, Term Loan B6
6.50%, 06/05/2020(g)	230	232
			6.50%, 03/31/2018(g)	2,801	2,780
P2 Lower Acquisition LLC, Term Loan			GOGO LLC, Term Loan
9.50%, 10/18/2021(g)	5,825	5,825
			11.25%, 06/21/2017(b),(g)	4,437	4,704
PharMEDium Healthcare Corp, Term Loan			LTS Buyer LLC, Term Loan
7.75%, 01/28/2022(g)	6,167	6,136
			8.00%, 03/28/2021(g)	417	420
		$12,331	Nextech Systems LLC, Term Loan
Pipelines - 0.03%			6.00%, 11/13/2018(b),(c),(g)	3,023	2,962
Crestwood Holdings LLC, Term Loan B1			Telx Group Inc/The, Term Loan B
7.00%, 05/24/2019(g)	2,653	2,702	4.50%, 04/03/2020(g)	3,530	3,516
					$24,716

Retail - 0.31%			Transportation - 0.19%
Grocery Outlet Inc, Term Loan			CEVA Group PLC, SYNTH LOC
10.50%, 05/26/2019(g)	7,063	7,134	6.50%, 03/19/2021(g)	691	667
Grocery Outlet Inc, Term Loan B			CEVA Group PLC, Term Loan
5.50%, 12/10/2018(g)	4,585	4,590	6.50%, 03/12/2021(g)	1,002	978
5.50%, 12/10/2018(g)	6,425	6,433	6.50%, 03/19/2021(g)	727	709
HMK Intermediate Holdings LLC, Term			6.50%, 03/19/2021(g)	125	122
Loan B			Commercial Barge Line Co, Term Loan B
5.00%, 03/22/2018(g)	3,785	3,766	7.50%, 09/20/2019(g)	4,937	4,956
Neiman Marcus Group LTD LLC, Term			Commercial Barge Line Co, Term Loan C
Loan			10.75%, 03/20/2020(g)	2,350	2,374
4.25%, 10/25/2020(g)	3,783	3,760	SIRVA Worldwide Inc, Term Loan
Rite Aid Corp, Term Loan 2			7.50%, 03/22/2019(g)	7,011	7,134
4.88%, 06/11/2021(g)	2,550	2,569	US Shipping Corp, Term Loan B
Targus Group International Inc, Term Loan			9.00%, 04/11/2018(g)	1,407	1,423
B					$18,363
12.00%, 05/24/2016(b),(g)	1,317	1,096
			Trucking & Leasing - 0.01%
		$29,348	AWAS Finance Luxembourg SA, Term
Semiconductors - 0.04%			Loan
Avago Technologies Cayman Ltd, Term Loan			3.50%, 06/10/2016(g)	1,329	1,326
B
3.75%, 04/16/2019(g)	3,500	3,490	TOTAL SENIOR FLOATING RATE INTERESTS		$705,250
			Total Investments	$9,555,734

Software - 0.36%			Other Assets in Excess of Liabilities, Net - 0.68%		$65,371
Attachmate Corp, Term Loan			TOTAL NET ASSETS - 100.00%		$9,621,105
7.25%, 11/24/2017(g)	3,664	3,699
Deltek Inc, Term Loan			(a) Non-Income Producing Security
10.00%, 10/04/2019(g)	1,000	1,018
			(b) Security is Illiquid
Evergreen Skills Lux Sarl, Term Loan			(c)	Fair value of these investments is determined in good faith by the
4.00%, 04/08/2021(g)	2,750	2,732
			Manager under procedures established and periodically reviewed by the
First Data Corp, Term Loan C1			Board of Directors. At the end of the period, the fair value of these
3.67%, 03/23/2018(g)	1,100	1,089
			securities totaled $79,366 or 0.82% of net assets.
Hyland Software Inc, Term Loan B			(d)	Security or a portion of the security was pledged to cover margin
4.75%, 02/18/2021(g)	1,383	1,385
			requirements for options contracts. At the end of the period, the value of
Misys Ltd, Term Loan			these securities totaled $301,229 or 3.13% of net assets.
12.00%, 12/06/2019(g)	10,000	11,338

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

(e)	Security exempt from registration under Rule 144A of the Securities Act of	Portfolio Summary (unaudited)
	1933. These securities may be resold in transactions exempt from	Country	Percent
	registration, normally to qualified institutional buyers. Unless otherwise	United States	66 .18%
	indicated, these securities are not considered illiquid. At the end of the	United Kingdom	3.06%
	period, the value of these securities totaled $2,237,932 or 23.26% of net	Canada	2.90%
	assets.	Australia	1.81%
(f)	Payment in kind; the issuer has the option of paying additional securities	Luxembourg	1.80%
	in lieu of cash.	France	1.64%
(g)	Variable Rate. Rate shown is in effect at July 31, 2014.	Netherlands	1.57%
(h)	Security purchased on a when-issued basis.	Japan	1.37%
(i)	This Senior Floating Rate Note will settle after July 31, 2014, at which	Venezuela	1.33%
	time the interest rate will be determined.	Russian Federation	1.00%
		Indonesia	0.96%
		Germany	0.93%
		Turkey	0.89%
		Hong Kong	0.78%
		Brazil	0.76%
		Mexico	0.75%
		Argentina	0.69%
		Cayman Islands	0.59%
		Bermuda	0.59%
		South Africa	0.58%
		Chile	0.53%
		Italy	0.51%
		Kazakhstan	0.46%
		Colombia	0.45%
		Spain	0.45%
		Dominican Republic	0.43%
		Ireland	0.42%
		Switzerland	0.38%
		Ukraine	0.38%
		Virgin Islands, British	0.37%
		Croatia	0.34%
		Singapore	0.29%
		Hungary	0.28%
		China	0.28%
		Panama	0.27%
		Sweden	0.24%
		Finland	0.20%
		Azerbaijan	0.19%
		Iraq	0.18%
		Marshall Islands	0.18%
		El Salvador	0.18%
		Poland	0.17%
		Jersey, Channel Islands	0.17%
		Costa Rica	0.16%
		Serbia	0.14%
		Norway	0.13%
		Slovenia	0.13%
		Korea, Republic Of	0.12%
		Cote d'Ivoire	0.12%
		Nigeria	0.11%
		Taiwan, Province Of China	0.11%
		Peru	0.09%
		Denmark	0.09%
		Morocco	0.08%
		Romania	0.06%
		New Zealand	0.06%
		Israel	0.05%
		Barbados	0.05%
		Malaysia	0.05%
		Kenya	0.04%
		Ghana	0.04%
		Thailand	0.03%
		Jamaica	0.03%
		Austria	0.03%
		Curacao	0.02%
		Gabon	0.01%
		Sri Lanka	0.01%
		Slovakia	0.01%
		Lithuania	0.01%
		Honduras	0.00%
		Other Assets in Excess of Liabilities, Net	0.68%
		TOTAL NET ASSETS	100.00%

See accompanying notes

		Schedule of Investments
Global Diversified Income Fund
July 31, 2014 (unaudited)

Foreign Currency Contracts

Foreign Currency Purchase								Net Unrealized
Contracts	Counterparty	Delivery Date		Contracts to Accept		In Exchange For	Fair Value	Appreciation/(Depreciation)
British Pound Sterling	JP Morgan Chase	08/29/2014		2,282,956		$3,913	$3,853	$(60)
Canadian Dollar	Bank of New York Mellon	09/10/2014		3,650,000		3,402	3,345	(57)
Euro	Bank of New York Mellon	08/07/2014		2,150,000		2,881	2,879	(2)
Euro	Bank of New York Mellon	10/02/2014		2,675,000		3,617	3,582	(35)
Euro	Bank of New York Mellon	10/09/2014		1,650,000		2,212	2,210	(2)
Euro	JP Morgan Chase	08/29/2014		31,585,858	43,205		42,295	(910)
Total								$(1,066)

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For				Fair Value	Appreciation/(Depreciation)
British Pound Sterling	Bank of New York Mellon	08/07/2014		3,025,000		$5,132	$5,107	$25
British Pound Sterling	Bank of New York Mellon	10/17/2014		3,000,000		5,129	5,061	68
British Pound Sterling	JP Morgan Chase	08/29/2014		28,399,256	48,667		47,932	735
Canadian Dollar	Bank of New York Mellon	09/10/2014		3,650,000		3,345	3,345	—
Euro	Bank of New York Mellon	08/07/2014		4,350,000		6,058	5,825	233
Euro	Bank of New York Mellon	08/27/2014		4,050,000		5,514	5,423	91
Euro	Bank of New York Mellon	10/02/2014		4,900,000		6,710	6,562	148
Euro	Bank of New York Mellon	10/09/2014		4,925,000		6,692	6,595	97
Euro	Bank of New York Mellon	10/17/2014		6,525,000		8,875	8,738	137
Euro	JP Morgan Chase	08/06/2014	189,778,405		258,383		254,122	4,261
Euro	JP Morgan Chase	08/29/2014		12,056,515	16,411		16,144	267
Japanese Yen	JP Morgan Chase	08/29/2014	441,359,000			4,350	4,292	58
Swiss Franc	Bank of New York Mellon	10/29/2014		825,000		910	909	1
Total								$6,121

Amounts in thousands except contracts

Options

				Upfront Premiums				Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - EEM	$44 .00	08/18/2014	10,108		$(657)		$(535)	$122
Call - EWZ	$50 .00	08/18/2014	4,515		(539)		(195)	344
Call - IYRUS	$73 .00	08/18/2014	6,068		(303)		(41)	262
Call - MDY	$260 .00	08/18/2014	3,463		(512)		(79)	433
Call - QQQ	$96 .00	08/18/2014	11,612		(1,056)		(768)	288
Call - SPY	$197 .00	08/18/2014	22,456		(4,850)		(1,721)	3,129
Call - VWO	$44 .00	08/18/2014	10,091		(716)		(420)	296
Call - XLB	$50 .00	08/18/2014	8,855		(496)		(80)	416
Call - XLF	$23 .00	08/18/2014	19,403		(387)		(53)	334
Total					$(9,516)		$(3,892)	$5,624

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2014 (unaudited)

COMMON STOCKS - 98.89%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Services - 0.86%					REITS (continued)
Brookdale Senior Living Inc (a)	516,134		$17,884		Japan Real Estate Investment Corp	1,969		$11,068
					Kenedix Office Investment Corp	2,995		16,264
					Kenedix Residential Investment Corp	4,065		9,473
Holding Companies - Diversified - 1.52%					Kilroy Realty Corp	428,550		26,502
Wharf Holdings Ltd/The	3,979,880		31,720		Klepierre	581,704		27,518
					Land Securities Group PLC	2,152,447		37,763
Home Builders - 1.26%					Mirvac Group	12,118,824		20,273
Iida Group Holdings Co Ltd	887,500		13,224		Nomura Real Estate Master Fund Inc	11,728		14,181
Taylor Wimpey PLC	6,956,007		13,002		Pebblebrook Hotel Trust	707,831		25,765
			$26,226		Prologis Inc	1,447,515		59,073
					Public Storage	168,746		28,958
Lodging - 0.47%					Saul Centers Inc	216,132		10,303
Accor SA	203,357		9,848		Scentre Group (a)	10,955,578		34,615
					Simon Property Group Inc	746,237		125,510
Real Estate - 24.33%					SL Green Realty Corp	426,162		45,940
Agile Property Holdings Ltd	10,216,000		8,680		Spring Real Estate Investment Trust	19,142,000		8,377
CapitaLand Ltd	6,369,000		17,551		Strategic Hotels & Resorts Inc (a)	1,311,434		14,963
China Overseas Land & Investment Ltd	2,058,000		6,258		Sunstone Hotel Investors Inc	1,359,943		19,298
Citycon OYJ	3,376,828		12,400		Taubman Centers Inc	246,802		18,155
Fabege AB	1,822,080		24,926		Unibail-Rodamco SE	107,975		28,984
Hongkong Land Holdings Ltd	3,964,753		27,099		Ventas Inc	675,513		42,895
Hufvudstaden AB	949,186		13,010		Vornado Realty Trust	379,040		40,186
Jones Lang LaSalle Inc	100,518		12,434		Washington Prime Group Inc	396,278		7,486
Kerry Properties Ltd	3,003,500		10,963		Weingarten Realty Investors	600,510		19,763
KWG Property Holding Ltd	9,374,000		6,844		Wereldhave NV	256,643		22,843
LEG Immobilien AG	416,009		29,130		Westfield Corp	1,698,020		11,803
Mitsubishi Estate Co Ltd	3,066,077		74,975		Workspace Group PLC	2,021,019		20,901
Mitsui Fudosan Co Ltd	2,317,793		76,542					$1,462,824
New World Development Co Ltd	10,251,000		12,927
Nomura Real Estate Holdings Inc	770,900		14,323		Storage & Warehousing - 0.45%
Shimao Property Holdings Ltd	4,908,500		11,286		Safestore Holdings PLC	2,688,160		9,342
Sino Land Co Ltd	8,390,000		14,434
Sponda OYJ	2,994,986		15,387		TOTAL COMMON STOCKS			$2,066,304
ST Modwen Properties PLC	3,138,221		19,622		INVESTMENT COMPANIES - 1.19%	Shares Held	Value	(000	's)
Sumitomo Realty & Development Co Ltd	510,000		21,057		Publicly Traded Investment Fund - 1.19%
Sun Hung Kai Properties Ltd	3,800,687		57,692		Morgan Stanley Institutional Liquidity Funds -	24,898,406		24,898
Sun Hung Kai Properties Ltd - Warrants (a),(b)	283,890		714		Government Portfolio
UNITE Group PLC/The	2,952,466		20,206
			$508,460		TOTAL INVESTMENT COMPANIES			$24,898
REITS - 70.00%					Total Investments			$2,091,202
AEON REIT Investment Corp	11,611		15,211		Liabilities in Excess of Other Assets, Net - (0.08)%			$(1,596)
Apartment Investment & Management Co	762,613		26,066		TOTAL NET ASSETS - 100.00%			$2,089,606
Astro Japan Property Group (b)	1,886,407		7,338
AvalonBay Communities Inc	294,090		43,549
Boardwalk Real Estate Investment Trust	414,360		24,664		(a) Non-Income Producing Security
Boston Properties Inc	381,865		45,614		(b) Security is Illiquid
Camden Property Trust	332,266		24,043
Canadian Real Estate Investment Trust	455,755		19,131
CapitaCommercial Trust	10,736,000		14,317		Portfolio Summary (unaudited)
CBL & Associates Properties Inc	290,658		5,435		Country			Percent
Corrections Corp of America	628,874		20,262		United States			51 .75%
CubeSmart	1,209,599		22,027		Japan			13 .24%
DDR Corp	1,168,683		20,499		Hong Kong			8.68%
Duke Realty Corp	1,266,315		22,781		United Kingdom			7.03%
EPR Properties	339,877		18,319		Australia			5.64%
Equity One Inc	540,413		12,548		France			3.75%
Equity Residential	357,916		23,139		Canada			2.10%
Essex Property Trust Inc	315,895		59,884		Sweden			1.81%
Extra Space Storage Inc	524,622		27,139		Singapore			1.52%
Federal Realty Investment Trust	189,292		23,113		Germany			1.39%
Federation Centres	6,956,173		16,537		Finland			1.33%
First Industrial Realty Trust Inc	1,207,714		21,799		Netherlands			1.09%
General Growth Properties Inc	1,953,807		45,660		China			0.75%
Goodman Group	5,598,952		27,449		Liabilities in Excess of Other Assets, Net			(0.08)%
Great Portland Estates PLC	2,406,512		25,874		TOTAL NET ASSETS			100.00%
HCP Inc	289,572		12,026
Health Care REIT Inc	343,126		21,833
Host Hotels & Resorts Inc	2,105,221		45,768
Hulic Reit Inc	5,806		9,965
ICADE	124,005		11,974

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2014 (unaudited)

	INVESTMENT COMPANIES - 1.42%	Shares Held	Value	(000	's)				Principal

	Publicly Traded Investment Fund - 1.42%						BONDS (continued)		Amount (000's)	Value	(000	's)
	Goldman Sachs Financial Square Funds -	23,908,357		$23,908			Mortgage Backed Securities (continued)
	Government Fund						Freddie Mac Strips
							3.00%, 10/15/2027(a)		$27,490		$3,733
	TOTAL INVESTMENT COMPANIES			$23,908			Ginnie Mae
		Principal					0.61%, 01/16/2054(a)		51,119		2,875
BONDS	- 29.99%	Amount (000's)	Value	(000	's)		0.67%, 11/16/2053(a)		118,206		7,886
							0.70%, 08/16/2051(a)		102,748		6,370
	Home Equity Asset Backed Securities - 0.87%						0.74%, 05/16/2053(a)		67,881		4,663
	ACE Securities Corp Mortgage Loan Trust						0.75%, 11/16/2045(a)		46,912		2,923
	Series 2007-D1						0.75%, 10/16/2053(a)		63,414		3,730
	6.34%, 02/25/2038(a),(b)	$4,110		$4,024			0.79%, 04/16/2053(a)		36,631		1,523
	6.93%, 02/25/2038(b)	10,612		10,466			0.80%, 12/16/2053(a)		122,233		8,016
				$14,490			0.81%, 06/16/2054(a)		76,323		4,122
							0.86%, 02/16/2053(a)		85,477		5,864
	Mortgage Backed Securities - 28.89%						0.87%, 02/16/2053(a)		52,905		3,783
	Bear Stearns Commercial Mortgage Securities						0.92%, 03/16/2052(a)		46,537		3,806
	Trust 5.96%, 2007-TOP28 09/11/2042(a)	9,700		10,603			0.93%, 02/16/2053(a)		98,784		8,070
							0.93%, 10/16/2054(a)		63,806		3,773
	BNPP 6.00%, Mortgage 08/27/2037 Securities (b),(c) LLC 2009-1 Trust	6,757		7,142			0.95%, 11/16/2052(a)		67,717		5,313
							0.96%, 02/16/2046(a)		68,849		4,866
	CFCRE Commercial Mortgage Trust 2011-						0.98%, 03/16/2049(a)		51,627		3,037
	C1 5.55%, 04/15/2044(a),(b)	3,000		3,380			0.98%, 04/16/2053(a)		37,659		2,820
							0.98%, 09/16/2053(a)		63,790		4,697
	Citigroup Commercial Mortgage Trust 2013-						0.98%, 06/16/2054(a)		34,264		2,246
	GC17						0.99%, 02/16/2053(a)		67,097		5,171
	4.54%, 11/10/2046	10,363		11,139			0.99%, 05/16/2057(a)		58,700		4,843
	Citigroup 6.95%, Mortgage 10/25/2036 Loan (b) Trust 2009-5	1,910		2,080			1.06%, 06/16/2052(a)		55,633		3,945
							1.23%, 10/16/2053(a)		23,385		1,731
	Citigroup 5.75%, Mortgage 02/25/2036 Loan (b) Trust 2010-8	2,055		1,919			1.28%, 12/16/2053(a)		20,460		1,563
	Citigroup Mortgage Loan Trust 2010-9						1.31%, 09/16/2053(a)		46,865		3,074
	4.25%, 01/25/2036(b)	4,272		4,386			1.35%, 08/16/2053(a)		34,917		2,078
							1.43%, 08/16/2052(a)		69,826		4,424
	Corp Credit Suisse First Boston Mortgage Securities						1.52%, 04/16/2053(a)		36,882		2,485
							1.58%, 12/16/2042(a)		9,580		9,413
	6.00%, 12/25/2033	3,147		3,407			2.24%, 03/16/2046(a),(c)		8,687		8,611
	Fannie Mae Interest Strip
	7.00%, 04/01/2024(a)	87		19			2.30%, 08/16/2041		8,943		9,231
							2.60%, 09/16/2042(a),(c)		11,094		11,405
	Fannie Mae REMICS
	0.75%, 04/25/2027(a)	20		20			3.00%, 05/16/2037		14,000		14,165
	2.00%, 12/25/2042	5,614		4,481			3.00%, 09/16/2039		2,755		2,828
	2.50%, 02/25/2028(a)	31,269		3,277			3.00%, 01/16/2054(a),(c)		4,483		4,671
							3.50%, 04/20/2038(a)		15,254		2,679
	2.50%, 11/25/2041	9,325		8,839
	3.50%, 01/25/2028(a)	29,767		4,437			3.50%, 07/16/2045		6,850		7,066
	3.50%, 02/25/2041(a)	16,446		2,952			4.00%, 09/16/2026(a)		15,486		1,741
	3.50%, 11/25/2042(a)	36,243		7,701			4.00%, 02/20/2034		6,949		7,361
	4.00%, 06/25/2039	10,000		10,494			4.00%, 04/20/2038(a)		15,247		1,998
	4.00%, 11/25/2043	6,534		6,635			4.00%, 11/16/2038		1,671		1,761
							4.50%, 01/20/2038(a)		6,829		704
	6.50%, 02/25/2047	364		392
	7.00%, 04/25/2032	2,204		2,519			5.00%, 11/20/2039		7,500		8,060
	9.00%, 05/25/2020	23		26			JP Morgan Chase Commercial Mortgage
	Freddie Mac REMICS						Securities Trust 2006-LDP8
	1.05%, 02/15/2021(a)	13		13			5.48%, 05/15/2045		2,600		2,760
	2.50%, 11/15/2032	8,748		8,546			JP Morgan Chase Commercial Mortgage
	2.50%, 10/15/2036(a)	6,570		6,562			Securities Trust 2006-LDP9
	2.50%, 01/15/2043(a)	21,128		3,654			5.37%, 05/15/2047		9,400		9,859
	2.50%, 02/15/2043	4,588		4,454			JP Morgan Chase Commercial Mortgage
	3.00%, 08/15/2028	5,107		5,115			Securities Trust 2013-C10
	3.00%, 11/15/2030(a)	12,970		1,622			3.37%, 12/15/2047(a)		7,800		7,771
	3.00%, 02/15/2040	1,526		1,562			JP Morgan Chase Commercial Mortgage
	3.00%, 10/15/2042	3,406		3,470			Securities Trust 2013-C16
							4.94%, 12/15/2046(a)		8,000		8,733
	3.00%, 03/15/2043	9,376		9,527
	3.50%, 01/15/2028(a)	16,668		2,401		LB	-UBS Commercial Mortgage Trust 2006-
	3.50%, 04/15/2040	20,076		3,251			C6
	3.50%, 10/15/2042(a)	12,007		2,681			5.45%, 09/15/2039		10,000		10,650
	4.00%, 06/15/2028(a)	7,460		496			LF Rothschild Mortgage Trust III
	4.00%, 01/15/2039(a)	11,433		1,607			9.95%, 09/01/2017		4		4
	4.00%, 05/15/2039	4,825		4,973			MASTR Alternative Loan Trust 2005-1
	4.00%, 11/15/2042(a)	20,207		4,565			6.00%, 02/25/2035		5,638		6,221
	4.50%, 12/15/2026	4,154		4,539			Merrill Lynch Mortgage Investors Trust Series
	4.50%, 05/15/2037(a)	6,553		6,954			2005	-A8
							5.25%, 08/25/2036(a)		3,844		3,987
	6.50%, 08/15/2027	142		158

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2014 (unaudited)

	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
					Federal Home Loan Mortgage Corporation (FHLMC)
Mortgage Backed Securities (continued)					(continued)
Morgan Stanley Re-REMIC Trust 2010-R1
2.53%, 07/26/2035(a),(b)	$9,700		$9,129		5.00%, 06/01/2039	$5,488		$6,045
2.65%, 07/26/2035(a),(b)	8,700		8,842		5.00%, 01/01/2040	7,120		7,837
Sequoia Mortgage Trust 2013-12					5.50%, 04/01/2018	79		84
4.00%, 12/25/2043(a),(b)	6,716		6,927		5.50%, 11/01/2018	1,326		1,413
Springleaf Mortgage Loan Trust					5.50%, 03/01/2029	1		2
2.31%, 06/25/2058(a),(b)	5,600		5,480		5.50%, 05/01/2033	23		26
					5.50%, 10/01/2033	36		40
Springleaf 3.79%, Mortgage 09/25/2057 Loan (a),(b) Trust 2013-3	4,800		4,830		5.50%, 12/01/2033	789		881
Structured Asset Sec Corp Mort Pass Thr Certs					5.50%, 10/01/2035	5,393		6,022
					5.50%, 07/01/2037	66		73
Series 5.71%, 2004-3 03/25/2034(a)	4,432		4,602		5.50%, 12/01/2037	3,948		4,403
					5.50%, 04/01/2038	35		39
WFRBS Commercial Mortgage Trust 2014-					5.50%, 05/01/2038	1,077		1,190
LC14
4.34%, 03/15/2047(a)	8,000		7,997		5.50%, 05/01/2038	146		162
					6.00%, 04/01/2017	131		136
			$484,914		6.00%, 04/01/2017	160		167
Other Asset Backed Securities - 0.23%					6.00%, 05/01/2017	164		171
TAL Advantage V LLC					6.00%, 07/01/2017	9		10
3.33%, 05/20/2039(a),(b),(c)	3,759		3,786		6.00%, 01/01/2021	81		86
					6.00%, 06/01/2028	16		18
TOTAL BONDS			$503,190		6.00%, 05/01/2031	170		193
U.S. GOVERNMENT & GOVERNMENT	Principal				6.00%, 10/01/2031	7		7
AGENCY OBLIGATIONS - 69.27%	Amount (000's)	Value	(000	's)	6.00%, 02/01/2032	25		29
Federal Home Loan Mortgage Corporation (FHLMC) -					6.00%, 09/01/2032	329		369
18.48%					6.00%, 11/01/2033	699		789
2.04%, 03/01/2036(a)	$253		$257		6.00%, 11/01/2033	789		884
2.50%, 08/01/2027	2,842		2,861		6.00%, 05/01/2034	2,715		3,067
2.50%, 09/01/2027	9,047		9,106		6.00%, 05/01/2034	1,950		2,153
2.50%, 02/01/2028	8,958		9,016		6.00%, 09/01/2034	182		207
2.60%, 10/01/2032(a)	2		2		6.00%, 02/01/2035	176		199
					6.00%, 10/01/2036(a)	132		149
3.00%, 01/01/2027	8,126		8,368
3.00%, 02/01/2027	8,609		8,865		6.00%, 03/01/2037	221		248
3.00%, 02/01/2027	3,700		3,810		6.00%, 05/01/2037	312		353
3.00%, 10/01/2042	9,639		9,496		6.00%, 01/01/2038	769		871
					6.00%, 01/01/2038(a)	122		138
3.00%, 10/01/2042	11,842		11,630
3.00%, 10/01/2042	4,791		4,697		6.00%, 03/01/2038	82		92
3.00%, 05/01/2043	8,737		8,596		6.00%, 04/01/2038	222		251
3.50%, 11/01/2026	5,907		6,217		6.00%, 07/01/2038	480		538
3.50%, 02/01/2032	9,008		9,345		6.00%, 10/01/2038	368		414
3.50%, 04/01/2032	7,626		7,911		6.00%, 09/01/2039	8,485		9,684
3.50%, 12/01/2041	4,641		4,739		6.50%, 11/01/2016	106		110
3.50%, 02/01/2042	3,339		3,399		6.50%, 06/01/2017	26		27
3.50%, 04/01/2042	13,157		13,396		6.50%, 12/01/2021	401		452
3.50%, 04/01/2042	1,351		1,375		6.50%, 04/01/2022	358		403
3.50%, 07/01/2042	14,315		14,589		6.50%, 05/01/2022	220		248
3.50%, 09/01/2042	10,217		10,403		6.50%, 08/01/2022	88		99
3.50%, 08/01/2043	9,579		9,777		6.50%, 05/01/2023	103		110
4.00%, 08/01/2026	5,439		5,802		6.50%, 07/01/2023	3		3
4.00%, 12/01/2040	9,155		9,643		6.50%, 01/01/2024	17		20
4.00%, 10/01/2041	6,769		7,130		6.50%, 07/01/2025	2		3
4.00%, 12/01/2041	8,064		8,523		6.50%, 07/01/2025	3		3
4.00%, 07/01/2042	5,450		5,760		6.50%, 09/01/2025	1		1
4.00%, 07/01/2043	6,872		7,263		6.50%, 09/01/2025	2		2
4.50%, 08/01/2033	882		950		6.50%, 10/01/2025	4		4
4.50%, 07/01/2039	3,020		3,272		6.50%, 10/01/2025	2		3
4.50%, 12/01/2040	7,708		8,294		6.50%, 04/01/2027	2		3
4.50%, 04/01/2041	8,580		9,380		6.50%, 03/01/2029	89		102
4.50%, 11/01/2043	8,515		9,312		6.50%, 03/01/2029	7		8
4.50%, 01/01/2044	9,374		10,240		6.50%, 04/01/2029	1,357		1,552
5.00%, 10/01/2025	158		173		6.50%, 04/01/2031	286		326
5.00%, 12/01/2032	123		135		6.50%, 06/01/2031	1		1
5.00%, 02/01/2033	1,360		1,498		6.50%, 10/01/2031	134		154
5.00%, 01/01/2034	1,211		1,335		6.50%, 01/01/2032	1,421		1,642
5.00%, 05/01/2034	258		285		6.50%, 02/01/2032	20		23
5.00%, 05/01/2035	283		312		6.50%, 04/01/2032	17		20
5.00%, 07/01/2035	129		142		6.50%, 08/01/2032	57		65
5.00%, 07/01/2035	7		8		6.50%, 08/01/2032	24		27
5.00%, 10/01/2035	23		26		6.50%, 04/01/2035	18		20
5.00%, 11/01/2035	1,049		1,162		6.50%, 02/01/2037	51		57

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)					Federal National Mortgage Association (FNMA) (continued)
					4.50%, 01/01/2041	$15,116		$16,545
6.50%, 09/01/2038	$3,326		$3,749		4.50%, 03/01/2041	6,809		7,387
7.00%, 07/01/2024	6		6		4.50%, 05/01/2041	9,188		9,921
7.00%, 01/01/2028	678		765		4.50%, 08/01/2041	5,585		6,134
7.00%, 06/01/2029	220		256
7.00%, 01/01/2031	3		4		4.50%, 09/01/2043	6,482		7,097
					4.50%, 09/01/2043	11,960		13,094
7.00%, 04/01/2031	140		160		4.50%, 09/01/2043	7,410		8,113
7.00%, 10/01/2031	156		184
7.00%, 04/01/2032	344		404		4.50%, 10/01/2043	3,700		4,047
					4.50%, 11/01/2043	10,572		11,575
7.00%, 01/01/2037	768		904		5.00%, 01/01/2018	55		58
7.50%, 12/01/2030	4		4
7.50%, 02/01/2031	45		51		5.00%, 11/01/2018	331		350
					5.00%, 04/01/2019	83		88
7.50%, 02/01/2031	3		3		5.00%, 01/01/2026	193		213
8.00%, 08/01/2030	1		1
8.00%, 12/01/2030	10		10		5.00%, 05/01/2033	10,521		11,818
					5.00%, 04/01/2035	330		370
8.50%, 04/01/2019	3		3		5.00%, 05/01/2035	213		235
8.50%, 07/01/2029	147		164
9.00%, 09/01/2016	1		1		5.00%, 07/01/2035	74		82
					5.00%, 02/01/2038	3,546		3,975
9.00%, 09/01/2021	1		1		5.00%, 03/01/2038	2,894		3,245
9.00%, 01/01/2022	1		1		5.00%, 05/01/2038	330		365
			$310,099		5.00%, 02/01/2040	14,342		16,118
Federal National Mortgage Association (FNMA) - 32.93%					5.00%, 04/01/2040	1,666		1,849
2.00%, 10/01/2027	6,093		5,965		5.00%, 05/01/2040	5,483		6,160
2.00%, 10/01/2027	4,401		4,308		5.00%, 05/01/2040	7,304		8,094
2.00%, 02/01/2028	7,770		7,606		5.00%, 06/01/2040	2,700		2,987
2.00%, 08/01/2028	4,656		4,558		5.00%, 07/01/2040	6,602		7,414
2.26%, 12/01/2033(a)	165		176		5.00%, 07/01/2041	7,748		8,600
2.47%, 03/01/2028(a)	16		16		5.00%, 07/01/2041	15,966		17,947
2.50%, 05/01/2027	8,757		8,824		5.50%, 09/01/2017	56		59
2.50%, 06/01/2027	10,361		10,440		5.50%, 09/01/2017	6		6
2.50%, 06/01/2027	13,945		14,051		5.50%, 12/01/2017	444		471
2.50%, 05/01/2028	5,264		5,315		5.50%, 03/01/2018	64		68
2.63%, 11/01/2033(a)	11		11		5.50%, 06/01/2019	14		15
3.00%, 04/01/2027	7,750		8,009		5.50%, 06/01/2019	15		16
3.00%, 06/01/2042	8,832		8,686		5.50%, 07/01/2019	72		77
3.00%, 10/01/2042	9,085		8,948		5.50%, 07/01/2019	15		16
3.00%, 12/01/2042	9,303		9,154		5.50%, 07/01/2019	4		4
3.00%, 02/01/2043	9,717		9,581		5.50%, 07/01/2019	47		50
3.00%, 02/01/2043	8,932		8,786		5.50%, 08/01/2019	83		89
3.00%, 04/01/2043	11,347		11,113		5.50%, 08/01/2019	16		17
3.50%, 12/01/2026	5,195		5,480		5.50%, 09/01/2019	89		95
3.50%, 02/01/2042	10,390		10,632		5.50%, 06/01/2026	165		184
3.50%, 03/01/2042	5,467		5,576		5.50%, 05/01/2033	198		220
3.50%, 06/01/2042	5,698		5,817		5.50%, 07/01/2033	1,423		1,605
3.50%, 07/01/2042	8,613		8,806		5.50%, 09/01/2033	826		929
3.50%, 07/01/2042	6,413		6,547		5.50%, 02/01/2034	4,669		5,089
3.50%, 09/01/2042	14,429		14,753		5.50%, 02/01/2035	3,329		3,718
3.50%, 11/01/2042	9,012		9,214		5.50%, 09/01/2035	497		556
4.00%, 05/01/2025	4,274		4,572		5.50%, 02/01/2037	19		22
4.00%, 01/01/2034	2,867		3,046		5.50%, 06/01/2037	403		450
4.00%, 08/01/2039	7,324		7,708		5.50%, 12/01/2037	2,204		2,484
4.00%, 09/01/2040	5,564		5,868		5.50%, 03/01/2038	765		853
4.00%, 01/01/2041	9,258		9,743		5.50%, 03/01/2038	551		619
4.00%, 01/01/2041	8,020		8,440		5.50%, 06/01/2040	4,580		5,128
4.00%, 04/01/2041	5,542		5,833		6.00%, 12/01/2016	194		200
4.00%, 04/01/2041	6,615		6,962		6.00%, 01/01/2017	4		4
4.00%, 11/01/2041	8,322		8,767		6.00%, 04/01/2017	28		29
4.00%, 12/01/2041	7,113		7,490		6.00%, 08/01/2017	378		394
4.00%, 04/01/2042	9,854		10,380		6.00%, 08/01/2018	255		267
4.00%, 03/01/2043	7,771		8,196		6.00%, 12/01/2022	31		35
4.00%, 08/01/2043	12,915		13,669		6.00%, 03/01/2029	98		112
4.00%, 08/01/2043	7,688		8,137		6.00%, 08/01/2031	606		688
4.00%, 04/01/2044	4,849		5,132		6.00%, 12/01/2031	5		5
4.50%, 12/01/2019	98		103		6.00%, 12/01/2031	2		3
4.50%, 01/01/2020	336		356		6.00%, 01/01/2032	488		546
4.50%, 09/01/2025	4,840		5,162		6.00%, 11/01/2032	22		25
4.50%, 07/01/2039	3,105		3,380		6.00%, 04/01/2033	376		415
4.50%, 07/01/2039	6,619		7,202		6.00%, 02/01/2034	454		512
4.50%, 09/01/2039	3,856		4,195		6.00%, 03/01/2034	645		729

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
					Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)					(continued)
6.00%, 09/01/2034	$1,619		$1,787
6.00%, 11/01/2037	328		368		3.50%, 05/20/2027	$3,824		$4,031
6.00%, 02/01/2038	275		310		3.50%, 11/15/2041	5,577		5,755
6.00%, 03/01/2038	136		153		3.50%, 12/20/2041	7,859		8,123
					3.50%, 07/15/2042	10,198		10,520
6.00%, 05/01/2038	4,028		4,536		3.50%, 08/20/2042	8,769		9,069
6.00%, 08/01/2038	1,550		1,746
6.00%, 04/01/2039	1,570		1,789		3.50%, 06/20/2043	9,000		9,314
					4.00%, 08/15/2041	8,067		8,579
6.50%, 06/01/2016	3		3		4.00%, 02/20/2043	4,763		5,055
6.50%, 09/01/2024	453		509
6.50%, 08/01/2028	74		84		4.00%, 03/15/2044	7,360		7,838
					4.50%, 09/20/2039	7,226		7,872
6.50%, 11/01/2028	98		110		4.50%, 10/15/2039	5,940		6,473
6.50%, 12/01/2028	46		51
6.50%, 02/01/2029	35		40		4.50%, 09/20/2041	7,539		8,209
					4.50%, 12/20/2041	6,236		6,790
6.50%, 03/01/2029	57		64		5.00%, 02/15/2034	296		327
6.50%, 04/01/2029	29		32
6.50%, 06/01/2031	76		85		5.00%, 07/15/2039	2,043		2,247
					5.00%, 10/15/2039	5,787		6,393
6.50%, 06/01/2031	183		202		5.00%, 06/20/2041	4,919		5,429
6.50%, 06/01/2031	144		162
6.50%, 09/01/2031	6		7		5.00%, 08/20/2043	3,307		3,632
					5.50%, 07/20/2033	2,395		2,672
6.50%, 12/01/2031	6		7		5.50%, 02/20/2034	2,494		2,809
6.50%, 01/01/2032	36		40
6.50%, 04/01/2032	451		515		5.50%, 03/20/2034	2,369		2,638
					5.50%, 05/20/2035	272		304
6.50%, 04/01/2032	23		26		5.50%, 01/15/2039	752		837
6.50%, 08/01/2032	182		210
6.50%, 11/01/2032	491		551		5.50%, 01/15/2039	371		415
					6.00%, 10/15/2023	173		195
6.50%, 11/01/2032	238		263		6.00%, 11/15/2023	53		60
6.50%, 11/01/2032	89		95
6.50%, 12/01/2032	573		654		6.00%, 11/15/2023	23		26
					6.00%, 12/15/2023	2		3
6.50%, 01/01/2033	420		483		6.00%, 12/15/2023	43		48
6.50%, 02/01/2033	488		555
6.50%, 07/01/2034	767		887		6.00%, 12/15/2023	27		30
					6.00%, 01/15/2024	16		18
6.50%, 02/01/2036	2,875		3,219		6.00%, 01/20/2024	8		9
6.50%, 04/01/2036	14		16
6.50%, 08/01/2036	217		244		6.00%, 02/15/2024	30		33
					6.00%, 02/15/2024	19		21
6.50%, 08/01/2036	122		137		6.00%, 02/15/2024	36		40
6.50%, 10/01/2036	91		103
6.50%, 11/01/2036	93		107		6.00%, 03/15/2024	18		20
					6.00%, 04/20/2024	41		46
6.50%, 07/01/2037	58		65		6.00%, 05/20/2024	31		35
6.50%, 07/01/2037	45		50
6.50%, 08/01/2037	1,127		1,265		6.00%, 05/20/2024	22		25
					6.00%, 10/20/2024	13		15
6.50%, 08/01/2037	103		116		6.00%, 09/20/2025	25		28
6.50%, 01/01/2038	19		21
6.50%, 02/01/2038	42		47		6.00%, 04/20/2026	88		98
					6.00%, 10/20/2028	14		16
6.50%, 05/01/2038	20		23		6.00%, 02/20/2029	145		168
6.50%, 02/01/2039	1,489		1,672		6.00%, 05/20/2032(a)	434		493
7.00%, 05/01/2022	25		27		6.00%, 08/15/2032	93		104
7.00%, 08/01/2028	114		131
7.00%, 12/01/2028	108		125		6.00%, 09/15/2032	203		228
7.00%, 04/01/2029	30		31		6.00%, 02/15/2033	30		34
					6.00%, 07/20/2033	1,767		2,005
7.00%, 07/01/2029	108		126		6.00%, 08/15/2038	475		534
7.00%, 11/01/2031	707		822
7.00%, 07/01/2032	197		221		6.50%, 09/15/2023	24		27
					6.50%, 09/15/2023	17		20
7.50%, 12/01/2024	152		168		6.50%, 09/15/2023	15		17
7.50%, 07/01/2029	34		34		6.50%, 09/15/2023	27		31
7.50%, 02/01/2030	95		106		6.50%, 10/15/2023	28		31
7.50%, 01/01/2031	3		3
7.50%, 08/01/2032	23		27		6.50%, 11/15/2023	5		6
					6.50%, 12/15/2023	10		11
8.00%, 05/01/2022	1		2		6.50%, 12/15/2023	32		36
8.50%, 02/01/2023	2		2
8.50%, 09/01/2025	2		2		6.50%, 12/15/2023	38		43
					6.50%, 12/15/2023	18		21
9.00%, 09/01/2030	44		53		6.50%, 01/15/2024	9		10
			$552,687		6.50%, 01/15/2024	16		18
Government National Mortgage Association (GNMA) -					6.50%, 01/15/2024	25		28
10.77%					6.50%, 01/15/2024	25		28
3.00%, 04/15/2027	8,546		8,860		6.50%, 01/15/2024	8		9
3.00%, 11/15/2042	11,173		11,218		6.50%, 01/15/2024	47		53
3.00%, 11/15/2042	8,335		8,356		6.50%, 01/15/2024	4		5
3.00%, 12/15/2042	9,063		9,086		6.50%, 03/15/2024	44		50
3.00%, 02/15/2043	9,241		9,278		6.50%, 04/15/2024	24		28

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Government National Mortgage Association (GNMA)					Government National Mortgage Association (GNMA)
(continued)					(continued)
6.50%, 04/20/2024	$14		$16		7.50%, 02/15/2023	$10		$11
6.50%, 07/15/2024	62		70		7.50%, 05/15/2023	4		4
6.50%, 01/15/2026	12		13		7.50%, 05/15/2023	25		25
6.50%, 03/15/2026	17		19		7.50%, 05/15/2023	15		15
6.50%, 07/20/2026	4		5		7.50%, 06/15/2023	16		18
6.50%, 10/20/2028	14		17		7.50%, 10/15/2023	4		4
6.50%, 03/20/2031	117		135		7.50%, 11/15/2023	13		13
6.50%, 04/20/2031	92		105		7.50%, 03/15/2024	27		30
6.50%, 07/15/2031	2		3		7.50%, 08/15/2024	1		1
6.50%, 10/15/2031	18		20		7.50%, 05/15/2027	18		18
6.50%, 07/15/2032	8		9		7.50%, 05/15/2027	7		7
6.50%, 05/20/2034	752		883		7.50%, 06/15/2027	11		11
6.80%, 04/20/2025	49		51		7.50%, 08/15/2029	118		136
7.00%, 11/15/2022	7		7		7.50%, 09/15/2029	41		42
7.00%, 11/15/2022	17		17		7.50%, 09/15/2029	22		22
7.00%, 12/15/2022	9		9		7.50%, 10/15/2029	69		75
7.00%, 12/15/2022	59		64		7.50%, 11/15/2029	84		90
7.00%, 01/15/2023	11		12		7.50%, 11/15/2029	52		53
7.00%, 01/15/2023	19		20		8.00%, 08/15/2016	8		8
7.00%, 01/15/2023	8		9		8.00%, 12/15/2016	2		2
7.00%, 02/15/2023	25		25		8.00%, 04/15/2017	8		8
7.00%, 07/15/2023	16		17		8.00%, 05/15/2017	2		2
7.00%, 07/15/2023	10		11		8.00%, 06/15/2017	1		1
7.00%, 07/15/2023	25		27		8.00%, 06/15/2017	4		5
7.00%, 08/15/2023	20		21		8.00%, 02/15/2022	28		31
7.00%, 10/15/2023	19		20		8.00%, 04/15/2022	19		21
7.00%, 12/15/2023	20		22		8.00%, 12/15/2030	9		11
7.00%, 12/15/2023	29		32		9.00%, 11/15/2021	74		84
7.00%, 01/15/2026	14		14		9.50%, 04/15/2016	1		1
7.00%, 01/15/2027	26		29		9.50%, 11/15/2016	2		2
7.00%, 10/15/2027	2		3		9.50%, 07/15/2017	14		14
7.00%, 10/15/2027	2		3		9.50%, 10/15/2017	6		6
7.00%, 10/15/2027	13		14		9.50%, 11/15/2017	11		11
7.00%, 11/15/2027	27		27		9.50%, 09/20/2018	38		39
7.00%, 12/15/2027	2		2		9.50%, 09/15/2020	9		9
7.00%, 12/15/2027	26		29		9.50%, 12/20/2020	19		19
7.00%, 02/15/2028	1		1		9.50%, 01/20/2021	2		3
7.00%, 04/15/2028	3		3		9.50%, 02/20/2021	1		2
7.00%, 04/15/2028	20		21		9.50%, 03/20/2021	1		1
7.00%, 06/15/2028	159		178		9.50%, 08/15/2021	73		86
7.00%, 12/15/2028	91		103					$180,699
7.00%, 01/15/2029	59		65
7.00%, 03/15/2029	45		47		U.S. Treasury - 6.73%
7.00%, 04/15/2029	22		22		1.75%, 10/31/2018	9,500		9,563
7.00%, 04/15/2029	196		220		2.25%, 11/30/2017	8,900		9,200
7.00%, 05/15/2031	12		14		3.13%, 05/15/2021	63,600		67,431
7.00%, 06/20/2031	83		98		4.25%, 11/15/2040	11,400		13,473
7.00%, 07/15/2031	2		2		6.25%, 08/15/2023	10,200		13,369
7.00%, 09/15/2031	3		3					$113,036
7.25%, 09/15/2025	28		28		U.S. Treasury Strip - 0.36%
7.50%, 04/15/2017	8		8		0.00%, 05/15/2020(d),(e)	6,800		6,055
7.50%, 04/15/2017	8		8
7.50%, 04/15/2017	2		2		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.50%, 07/15/2018	7		7		OBLIGATIONS			$1,162,576
7.50%, 12/15/2021	25		26		Total Investments			$1,689,674
7.50%, 02/15/2022	14		14		Liabilities in Excess of Other Assets, Net - (0.68)%			$(11,344)
7.50%, 03/15/2022	10		10		TOTAL NET ASSETS - 100.00%			$1,678,330
7.50%, 03/15/2022	3		4
7.50%, 04/15/2022	8		9
7.50%, 04/15/2022	27		27		(a)	Variable Rate. Rate shown is in effect at July 31, 2014.
7.50%, 04/15/2022	6		6		(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.50%, 04/15/2022	7		7		1933. These securities may be resold in transactions exempt from
7.50%, 05/15/2022	12		12		registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 07/15/2022	31		32		indicated, these securities are not considered illiquid. At the end of the
7.50%, 08/15/2022	6		6		period, the value of these securities totaled $72,391 or 4.31% of net
7.50%, 08/15/2022	17		17		assets.
7.50%, 08/15/2022	31		31
7.50%, 08/15/2022	2		2
7.50%, 08/15/2022	11		12

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2014 (unaudited)

(c)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $35,615 or 2.12% of net assets.
(d) Non-Income Producing Security
(e) Security is a Principal Only Strip.

Portfolio Summary (unaudited)
Sector	Percent
Mortgage Securities	91 .07%
Government	7.09%
Exchange Traded Funds	1.42%
Asset Backed Securities	1.10%
Liabilities in Excess of Other Assets, Net	(0.68)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2014 (unaudited)

	COMMON STOCKS - 0.00%	Shares Held	Value	(000	's)			Principal
	Biotechnology - 0.00%						BONDS (continued)	Amount (000's)		Value (000	's)
	Neuro-Hitech Inc (a),(b)	250,000		$—			Automobile Parts & Equipment (continued)
							Gestamp Funding Luxembourg SA
							5.63%, 05/31/2020(d)		$5,481	$5,577
	Commercial Services - 0.00%
	Network Holding Co KSCC (a),(c)	393,257		—			Lear Corp
							5.38%, 03/15/2024		9,565	9,661
							Rhino Bondco S.P.A
	Computers - 0.00%						7.25%, 11/15/2020(d)	EUR	2,000	2,852
	SONICblue Inc (a),(c)	10,000,000		—						$34,858

						Banks	- 4.63%
	Energy - Alternate Sources - 0.00%						Barclays PLC
	Ogden Corp (a),(b),(c)	5,000,000		—			8.25%, 12/29/2049(e)		$14,270	15,126
							CIT Group Inc
	Semiconductors - 0.00%						3.88%, 02/19/2019		21,620	21,512
	Tower Semiconductor Ltd - Warrants (a),(b),(c)	225,800		—			Credit Suisse Group AG
							6.25%, 12/29/2049(d),(e)		8,175	8,195
	Tower Semiconductor Ltd - Warrants (a),(b),(c)	3,821,912		—
				$—			Goldman Sachs Group Inc/The
							5.70%, 12/29/2049(e)		11,000	11,203
	TOTAL COMMON STOCKS			$—			ING Bank NV
	INVESTMENT COMPANIES - 3.57%	Shares Held	Value	(000	's)		5.80%, 09/25/2023(d)		18,700	20,866
	Publicly Traded Investment Fund - 3.57%						JP Morgan Chase & Co
	JP Morgan US Government Money Market	141,939,577		141,940			5.00%, 12/29/2049(e)		39,355	38,938
	Fund						Morgan Stanley
							5.45%, 07/29/2049(e)		7,995	8,005
	TOTAL INVESTMENT COMPANIES			$141,940			RBS Capital Trust I
	PREFERRED STOCKS - 0.74%	Shares Held	Value	(000	's)		2.10%, 12/29/2049(e)		2,727	2,720
							RBS Capital Trust III
	Diversified Financial Services - 0.74%						5.51%, 09/29/2049		19,540	19,423
	Ally Financial Inc (d)	29,545		29,397			Royal Bank of Scotland Group PLC
							5.13%, 05/28/2024		7,965	7,964
	TOTAL PREFERRED STOCKS			$29,397			6.13%, 12/15/2022		7,085	7,621
		Principal					Wells Fargo & Co
BONDS	- 87.53%	Amount (000's)	Value	(000	's)		5.90%, 12/29/2049(e)		21,415	22,368
	Aerospace & Defense - 0.21%									$183,941
	Air 2 US						Beverages - 0.72%
	8.63%, 10/01/2020(c),(d)	$8,006		$8,427			Constellation Brands Inc
							3.75%, 05/01/2021		13,575	13,235
	Agriculture - 0.60%						4.25%, 05/01/2023		15,780	15,583
	Pinnacle Operating Corp									$28,818
	9.00%, 11/15/2020(d)	22,113		23,772
							Building Materials - 1.08%
							Boise Cascade Co
	Airlines - 0.40%						6.38%, 11/01/2020		7,920	8,355
	American Airlines 2013-2 Class A Pass						Cemex Finance LLC
	Through Trust						6.00%, 04/01/2024(d)		2,150	2,150
	4.95%, 07/15/2024	6,608		7,149			Cemex SAB de CV
	Northwest Airlines 1999-2 Class B Pass						7.25%, 01/15/2021(d)		14,285	15,142
	Through Trust						Grupo Isolux Corsan Finance BV
	7.95%, 09/01/2016(c)	1,564		1,496			6.63%, 04/15/2021(d)	EUR	2,250	3,029
	United Airlines 2014-1 Class B Pass Through						Norbord Inc
	Trust						5.38%, 12/01/2020(d)		$14,175	14,069
	4.75%, 04/11/2022	3,500		3,557						$42,745
	US Airways 2001-1G Pass Through Trust						Chemicals - 2.27%
	7.08%, 09/20/2022(c)	3,506		3,874
							Axiall Corp
				$16,076			4.88%, 05/15/2023		7,847	7,651
	Automobile Manufacturers - 1.49%						Cornerstone Chemical Co
	Chrysler Group LLC / CG Co-Issuer Inc						9.38%, 03/15/2018(d)		5,730	6,088
	8.00%, 06/15/2019	9,715		10,346			9.38%, 03/15/2018		4,085	4,340
	Jaguar Land Rover Automotive PLC						Eagle Spinco Inc
	4.13%, 12/15/2018(d)	11,130		11,241			4.63%, 02/15/2021		14,335	14,013
	5.63%, 02/01/2023(d)	8,780		9,175			INEOS Group Holdings SA
	8.13%, 05/15/2021(d)	5,440		6,025			6.13%, 08/15/2018(d)		3,700	3,737
	Navistar International Corp						NOVA Chemicals Corp
	8.25%, 11/01/2021	21,650		22,354			5.25%, 08/01/2023(d)		9,575	10,245
				$59,141			Rayonier AM Products Inc
							5.50%, 06/01/2024(d)		5,585	5,501
	Automobile Parts & Equipment - 0.88%						Taminco Global Chemical Corp
	Dana Holding Corp						9.75%, 03/31/2020(d)		35,240	38,676
	5.38%, 09/15/2021	8,085		8,287						$90,251
	6.00%, 09/15/2023	8,135		8,481

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value (000	's)		BONDS (continued)	Amount (000's)		Value (000	's)

Commercial Services - 0.25%						Electrical Components & Equipment - 0.10%
TMS International Corp						Norcell Sweden Holding 2 AB
7.63%, 10/15/2021(d)		$9,270	$9,826			10.75%, 09/29/2019(d)	EUR	2,600	$3,925

Computers - 1.33%						Electronics - 0.79%
Compiler Finance Sub Inc						Sanmina Corp
7.00%, 05/01/2021(d)		12,770	12,642			4.38%, 06/01/2019(d)		$1,940	1,920
NCR Corp						Viasystems Inc
4.63%, 02/15/2021		24,423	24,057			7.88%, 05/01/2019(d)		28,315	29,448
5.88%, 12/15/2021(d)		7,825	8,099						$31,368
Oberthur Technologies Holding SAS
9.25%, 04/30/2020	EUR	500	733			Engineering & Construction - 0.33%
Seagate HDD Cayman						Aguila 3 SA
						7.88%, 01/31/2018(d)		8,070	8,443
4.75%, 06/01/2023(d)		$7,345	7,418
			$52,949			Astaldi SpA
						7.13%, 12/01/2020(d)	EUR	3,150	4,535
Consumer Products - 0.83%									$12,978
Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer						Entertainment - 2.89%
(Luxembourg) S.A.						CCM Merger Inc
						9.13%, 05/01/2019(d)		$21,383	22,559
7.13%, 04/15/2019		8,525	8,845
7.88%, 08/15/2019		2,950	3,138			Cinemark USA Inc
9.00%, 04/15/2019		15,815	16,487			4.88%, 06/01/2023		29,030	28,377
9.88%, 08/15/2019		4,078	4,394			DreamWorks Animation SKG Inc
						6.88%, 08/15/2020(d)		20,615	21,543
			$32,864			Peninsula Gaming LLC / Peninsula Gaming
Distribution & Wholesale - 0.41%						Corp
HD Supply Inc						8.38%, 02/15/2018(d)		16,680	17,389
7.50%, 07/15/2020		15,120	16,141			Regal Entertainment Group
						5.75%, 03/15/2022		11,370	11,597
						WMG Acquisition Corp
Diversified Financial Services - 4.18%						6.00%, 01/15/2021(d)		3,297	3,371
Aircastle Ltd						WMG Holdings Corp
4.63%, 12/15/2018		8,040	8,181
5.13%, 03/15/2021		17,575	17,619			13.75%, 10/01/2019		8,435	9,974
7.63%, 04/15/2020		8,050	9,197						$114,810
Credit Acceptance Corp					Food	- 0.74%
6.13%, 02/15/2021(d)		32,150	33,114			Ingles Markets Inc
Denali Borrower LLC / Denali Finance Corp						5.75%, 06/15/2023		15,425	15,464
5.63%, 10/15/2020(d)		38,135	39,279			Smithfield Foods Inc
DVI Inc						5.25%, 08/01/2018(d)		5,260	5,391
0.00%, 02/01/2004(a),(b),(c)		8,575	536			5.88%, 08/01/2021(d)		8,105	8,510
0.00%, 02/01/2004(a),(b),(c)		6,850	428						$29,365
Icahn Enterprises LP / Icahn Enterprises
Finance Corp						Forest Products & Paper - 1.87%
5.88%, 02/01/2022		7,500	7,645			Cascades Inc
						5.50%, 07/15/2022(d)		10,860	10,724
6.00%, 08/01/2020		15,125	15,768
International Lease Finance Corp						Resolute Forest Products Inc
2.18%, 06/15/2016(e)		10,565	10,473			5.88%, 05/15/2023		15,665	14,882
6.25%, 05/15/2019		12,540	13,606			Sappi Papier Holding GmbH
8.62%, 09/15/2015(e)		9,690	10,342			7.50%, 06/15/2032(d)		17,625	15,642
						7.75%, 07/15/2017(d)		5,000	5,487
			$166,188			8.38%, 06/15/2019(d)		18,787	20,572
Electric - 1.92%						Verso Paper Holdings LLC / Verso Paper Inc
AES Corp/VA						11.75%, 01/15/2019		6,725	7,179
3.23%, 06/01/2019(e)		3,425	3,408						$74,486
Calpine Corp
5.38%, 01/15/2023		7,965	7,806			Healthcare - Products - 1.36%
Elwood Energy LLC						ConvaTec Finance International SA
						8.25%, PIK 9.00%, 01/15/2019(d),(f)		23,165	23,715
8.16%, 07/05/2026		7,635	8,551
Energy Future Intermediate Holding Co LLC /						ConvaTec Healthcare E SA
						10.50%, 12/15/2018(d)		300	322
EFIH Finance Inc
11.75%, 03/01/2022(d),(e)		8,762	10,514			Kinetic Concepts Inc / KCI USA Inc
Indiantown Cogeneration LP						10.50%, 11/01/2018		845	936
9.77%, 12/15/2020		4,151	4,680			Universal Hospital Services Inc
Miran Mid-Atlantic Series C Pass Through						7.63%, 08/15/2020		28,360	28,927
Trust									$53,900
10.06%, 12/30/2028		18,968	21,244			Healthcare - Services - 4.44%
NRG Energy Inc						Centene Corp
6.25%, 05/01/2024(d)		6,760	6,760
						4.75%, 05/15/2022		13,225	13,357
8.25%, 09/01/2020		12,375	13,303			5.75%, 06/01/2017		14,793	15,866
			$76,266

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value (000	's)		BONDS (continued)	Amount (000's)		Value (000's)

Healthcare - Services (continued)						Iron & Steel - 1.82%
CHS/Community Health Systems Inc						ArcelorMittal
5.13%, 08/01/2021(d)		$2,010	$2,025			7.50%, 10/15/2039		$40,810	$42,544
DaVita HealthCare Partners Inc						Commercial Metals Co
5.75%, 08/15/2022		7,970	8,408			4.88%, 05/15/2023		22,670	21,820
Fresenius Medical Care US Finance II Inc						Signode Industrial Group Lux SA/Signode
5.88%, 01/31/2022(d)		7,825	8,549			Industrial Group US Inc
Fresenius Medical Care US Finance Inc						6.38%, 05/01/2022(d)		8,205	8,082
6.50%, 09/15/2018(d)		4,895	5,433						$72,446
HCA Holdings Inc
6.25%, 02/15/2021		2,480	2,618			Lodging - 0.70%
HCA Inc						MGM Resorts International
4.75%, 05/01/2023		21,400	21,133			6.63%, 12/15/2021		6,290	6,801
5.00%, 03/15/2024		13,545	13,443			7.75%, 03/15/2022		1,600	1,840
5.88%, 03/15/2022		12,015	12,796			10.00%, 11/01/2016		16,390	19,012
7.25%, 09/15/2020		12,480	13,198						$27,653
7.50%, 11/06/2033		6,010	6,295			Machinery - Construction & Mining - 0.21%
LifePoint Hospitals Inc						Vander Intermediate Holding II Corp
5.50%, 12/01/2021(d)		11,960	12,229			9.75%, PIK 10.50%, 02/01/2019(d),(f)		7,930	8,327
MPH Acquisition Holdings LLC
6.63%, 04/01/2022(d)		15,920	16,318
WellCare Health Plans Inc					Media	- 6.78%
5.75%, 11/15/2020		24,175	24,659			Cablevision Systems Corp
			$176,327			8.00%, 04/15/2020		13,880	15,650
						CSC Holdings LLC
Holding Companies - Diversified - 0.75%						6.75%, 11/15/2021		4,685	5,025
Alphabet Holding Co Inc						Cumulus Media Holdings Inc
7.75%, 11/01/2017		9,020	9,201			7.75%, 05/01/2019		8,417	8,627
Nielsen Co Luxembourg SARL/The						DISH DBS Corp
5.50%, 10/01/2021(d)		20,355	20,711			5.88%, 07/15/2022		22,230	23,230
			$29,912			6.75%, 06/01/2021		39,050	42,955
						7.88%, 09/01/2019		28,160	32,384
Home Builders - 2.39%						Network Communications Inc
Ashton Woods USA LLC / Ashton Woods						8.60%, PIK 8.60%, 01/14/2020(c),(d),(f)		3,185	64
Finance Co
6.88%, 02/15/2021(d)		2,030	1,979			Nielsen Finance LLC / Nielsen Finance Co
						5.00%, 04/15/2022(d)		17,265	17,006
Beazer Homes USA Inc
6.63%, 04/15/2018		2,646	2,778			Numericable 6.00%, 05/15/2022 Group SA (d)		18,145	18,236
Lennar Corp						RCN Telecom Services LLC / RCN Capital
4.13%, 12/01/2018		14,125	14,196
4.75%, 11/15/2022(e)		22,880	21,965			Corp
						8.50%, 08/15/2020(d)		12,605	13,424
MDC Holdings Inc						TVN Finance Corp III AB
6.00%, 01/15/2043		13,965	13,057			7.38%, 12/15/2020(d)	EUR	2,000	3,003
WCI Communities Inc						Unitymedia Hessen GmbH & Co KG /
6.88%, 08/15/2021		16,220	16,625
6.88%, 08/15/2021(d)		3,635	3,726			Unitymedia NRW GmbH
						5.50%, 01/15/2023(d)		$16,650	16,733
Woodside Homes Co LLC / Woodside Homes						Univision Communications Inc
Finance Inc						6.75%, 09/15/2022(d)		4,516	4,866
6.75%, 12/15/2021(d)		20,155	20,508
						6.88%, 05/15/2019(d)		6,735	7,072
			$94,834			8.50%, 05/15/2021(d)		14,896	16,088
Insurance - 1.95%						VTR Finance BV
Liberty Mutual Group Inc						6.88%, 01/15/2024(d)		1,040	1,078
7.00%, 03/07/2067(d),(e)		19,172	20,322			WideOpenWest Finance LLC /
Voya Financial Inc						WideOpenWest Capital Corp
5.65%, 05/15/2053(e)		41,475	42,201			13.38%, 10/15/2019		31,030	35,839
XL Group PLC						10.25%, 07/15/2019(d)		7,415	8,221
6.50%, 12/31/2049(e)		15,462	15,153						$269,501

			$77,676			Metal Fabrication & Hardware - 0.22%
Internet - 1.73%						Wise Metals Intermediate Holdings LLC/Wise
Adria Bidco BV						Holdings Finance Corp
7.88%, 11/15/2020(d)	EUR	12,000	16,993			9.75%, PIK 10.50%, 06/15/2019(d),(f)		8,560	8,731
Equinix Inc
4.88%, 04/01/2020		$5,910	5,954			Mining - 1.50%
5.38%, 04/01/2023		15,430	15,507			FMG Resources August 2006 Pty Ltd
Zayo Group LLC / Zayo Capital Inc						6.88%, 02/01/2018(d)		13,350	13,851
10.13%, 07/01/2020		26,594	30,184			6.88%, 04/01/2022(d)		8,180	8,701
			$68,638			8.25%, 11/01/2019(d)		14,720	15,787
						Midwest Vanadium Pty Ltd
						0.00%, 02/15/2018(a),(d)		11,225	4,715

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value (000	's)		BONDS (continued)	Amount (000's)	Value (000's)

Mining (continued)						Oil & Gas Services (continued)
St Barbara Ltd						Key Energy Services Inc
8.88%, 04/15/2018(d)		$15,120	$11,945			6.75%, 03/01/2021	$14,891	$15,189
Taseko Mines Ltd								$58,814
7.75%, 04/15/2019		4,535	4,535
			$59,534			Packaging & Containers - 2.12%
						Ardagh Finance Holdings SA
Oil & Gas - 9.85%						8.63%, PIK 8.63%, 06/15/2019(d),(f)	6,760	6,811
Baytex Energy Corp						Ardagh Packaging Finance PLC / Ardagh
5.13%, 06/01/2021(d)		7,195	7,141			Holdings USA Inc
Carrizo Oil & Gas Inc						3.23%, 12/15/2019(d),(e)	14,000	13,720
7.50%, 09/15/2020		11,280	12,211			6.00%, 06/30/2021(d)	4,280	4,087
8.63%, 10/15/2018		17,745	18,543			7.00%, 11/15/2020(d)	1,039	1,023
Chaparral Energy Inc						Berry Plastics Corp
7.63%, 11/15/2022		10,865	11,381			5.50%, 05/15/2022	8,285	8,078
9.88%, 10/01/2020		7,360	8,096			Beverage Packaging Holdings Luxembourg II
Chesapeake Energy Corp						SA / Beverage Packaging Holdings II
3.48%, 04/15/2019(e)		12,310	12,341			5.63%, 12/15/2016(d)	4,845	4,869
4.88%, 04/15/2022		14,585	14,548			6.00%, 06/15/2017(d)	2,755	2,738
6.13%, 02/15/2021		5,525	5,995			Coveris Holdings SA
Denbury Resources Inc						7.88%, 11/01/2019(d)	11,380	12,063
5.50%, 05/01/2022		21,285	20,912			Crown Cork & Seal Co Inc
EP Energy LLC / EP Energy Finance Inc						7.38%, 12/15/2026	18,249	20,211
9.38%, 05/01/2020		18,325	20,295			Exopack Holding Corp
Halcon Resources Corp						10.00%, 06/01/2018(d)	9,875	10,649
8.88%, 05/15/2021		7,085	7,351					$84,249
9.25%, 02/15/2022		6,000	6,307
9.75%, 07/15/2020		1,695	1,814			Pharmaceuticals - 1.71%
Kodiak Oil & Gas Corp						Grifols Worldwide Operations Ltd
						5.25%, 04/01/2022(d)	9,100	9,134
5.50%, 01/15/2021		16,200	17,010
5.50%, 02/01/2022		5,315	5,607			Par Pharmaceutical Cos Inc
8.13%, 12/01/2019		12,060	13,207			7.38%, 10/15/2020	10,527	11,238
Linn Energy LLC / Linn Energy Finance						Salix Pharmaceuticals Ltd
						6.00%, 01/15/2021(d)	17,585	18,376
Corp
6.25%, 11/01/2019(e)		9,585	9,729			Valeant Pharmaceuticals International Inc
						5.63%, 12/01/2021(d)	9,090	9,045
Northern Blizzard Resources Inc						6.75%, 08/15/2018(d)	3,000	3,135
7.25%, 02/01/2022(d)		20,420	21,492
						7.50%, 07/15/2021(d)	15,865	17,134
Oasis Petroleum Inc
6.50%, 11/01/2021		3,655	3,874					$68,062
6.88%, 03/15/2022(d)		5,645	6,111			Pipelines - 1.96%
6.88%, 01/15/2023		11,425	12,368			Access Midstream Partners LP / ACMP
Ocean Rig UDW Inc						Finance Corp
7.25%, 04/01/2019(d)		24,430	23,514			4.88%, 05/15/2023	9,035	9,306
Pacific Drilling SA						Energy Transfer Equity LP
5.38%, 06/01/2020(d)		7,706	7,340			5.88%, 01/15/2024(d)	7,960	8,119
PDC Energy Inc						Kinder Morgan Inc/DE
7.75%, 10/15/2022		24,945	27,689			5.00%, 02/15/2021(d)	8,300	8,414
QEP Resources Inc						5.63%, 11/15/2023(d)	10,405	10,717
5.25%, 05/01/2023		16,546	16,546			Regency Energy Partners LP / Regency
RKI Exploration & Production LLC / RKI						Energy Finance Corp
Finance Corp						5.00%, 10/01/2022	14,010	13,835
8.50%, 08/01/2021(d)		19,702	21,081			Sabine Pass Liquefaction LLC
Seadrill Ltd						5.63%, 02/01/2021(e)	10,410	10,775
6.13%, 09/15/2017(d)		27,540	28,917			6.25%, 03/15/2022(d)	15,695	16,519
Seventy Seven Energy Inc								$77,685
6.50%, 07/15/2022(d)		17,560	17,648
Triangle USA Petroleum Corp						Real Estate - 0.45%
6.75%, 07/15/2022(d)		12,355	12,339			Crescent Resources LLC / Crescent Ventures
			$391,407			Inc
						10.25%, 08/15/2017(d)	16,155	17,892
Oil & Gas Services - 1.48%
CGG SA
5.88%, 05/15/2020(d)	EUR	2,500	3,288		REITS	- 0.75%
6.88%, 01/15/2022(d)		$5,255	5,058			DuPont Fabros Technology LP
Exterran Partners LP / EXLP Finance Corp						5.88%, 09/15/2021	8,065	8,226
6.00%, 10/01/2022(d)		7,955	7,915			iStar Financial Inc
FTS International Inc						3.88%, 07/01/2016	1,630	1,642
6.25%, 05/01/2022(d)		17,435	17,740			4.88%, 07/01/2018	8,230	8,148
Hornbeck Offshore Services Inc						5.00%, 07/01/2019	2,420	2,384
5.00%, 03/01/2021		9,820	9,624			9.00%, 06/01/2017	8,295	9,394
								$29,794

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Retail - 3.12%					Telecommunications (continued)
Building Materials Holding Corp					Matterhorn Financing & CY SCA
9.00%, 09/15/2018(d)	$7,575		$8,105		9.00%, 04/15/2019(d)	EUR	6,850		$9,367
Landry's Holdings II Inc					NII Capital Corp
10.25%, 01/01/2018(d)	18,155		18,972		7.63%, 04/01/2021		$22,115		5,860
Landry's Inc					NII International Telecom SCA
9.38%, 05/01/2020(d)	10,805		11,723		7.88%, 08/15/2019(d)		4,155		3,428
Michaels FinCo Holdings LLC / Michaels					11.38%, 08/15/2019(d)		4,500		3,780
FinCo Inc					SoftBank Corp
7.50%, PIK 8.25%, 08/01/2018(d),(f)	15,570		15,726		4.50%, 04/15/2020(d)		28,380		28,451
Michaels Stores Inc					Sprint Capital Corp
5.88%, 12/15/2020(d)	13,693		13,488		6.88%, 11/15/2028		7,235		7,054
Neiman Marcus Group LTD LLC					Sprint Communications Inc
8.75%, 10/15/2021(d)	11,355		12,121		6.00%, 11/15/2022		16,545		16,297
New Academy Finance Co LLC / New					7.00%, 08/15/2020		26,235		27,809
Academy Finance Corp					9.00%, 11/15/2018(d)		12,425		14,568
8.00%, PIK 8.75%, 06/15/2018(d),(f)	21,990		22,100		Sprint Corp
Petco Holdings Inc					7.13%, 06/15/2024(d)		6,435		6,564
8.50%, PIK 9.25%, 10/15/2017(d),(f)	9,525		9,620		7.88%, 09/15/2023(d)		12,845		13,744
Suburban Propane Partners LP/Suburban					T-Mobile USA Inc
Energy Finance Corp					6.13%, 01/15/2022		4,110		4,228
7.38%, 03/15/2020	11,525		12,015		6.25%, 04/01/2021		18,595		19,432
			$123,870		6.50%, 01/15/2024		4,025		4,196
					6.63%, 04/28/2021		12,140		12,747
Savings & Loans - 0.00%					Wind Acquisition Finance SA
Washington Mutual Bank / Henderson NV					4.75%, 07/15/2020(d)		10,885		10,640
0.00%, 06/15/2011(a),(c)	3,500		—
					6.50%, 04/30/2020(d)		300		319
0.00%, 01/15/2013(a)	3,000		1
					7.38%, 04/23/2021(d)		24,140		25,166
0.00%, 01/15/2015(a),(e)	2,000		—
									$416,212
			$1
					Transportation - 2.62%
Software - 1.02%					AG Spring Finance II Ltd
Activision Blizzard Inc					9.50%, 06/01/2019(d)	EUR	2,500		3,023
5.63%, 09/15/2021(d)	17,765		18,653
6.13%, 09/15/2023(d)	20,295		21,868		Eletson Holdings
					9.63%, 01/15/2022(d)		$15,475		16,287
			$40,521		Navios Maritime Acquisition Corp / Navios
Telecommunications - 10.48%					Acquisition Finance US Inc
Altice Financing SA					8.13%, 11/15/2021(d)		37,660		38,131
6.50%, 01/15/2022(d)	5,830		5,990		Navios Maritime Holdings Inc / Navios
Altice Finco SA					Maritime Finance II US Inc
8.13%, 01/15/2024(d)	1,200		1,275		7.38%, 01/15/2022(d)		16,245		16,529
9.88%, 12/15/2020(d)	9,217		10,415		Navios South American Logistics Inc / Navios
Altice SA					Logistics Finance US Inc
7.75%, 05/15/2022(d)	19,895		20,343		7.25%, 05/01/2022(d)		12,220		12,464
B Communications Ltd					PHI Inc
7.38%, 02/15/2021(d)	5,550		5,904		5.25%, 03/15/2019(d)		10,570		10,623
Digicel Group Ltd					Topaz Marine SA
7.13%, 04/01/2022(d)	4,550		4,618		8.63%, 11/01/2018(d)		6,540		6,900
8.25%, 09/30/2020(d)	5,485		5,910						$103,957
Digicel Ltd					Trucking & Leasing - 0.20%
6.00%, 04/15/2021(d)	13,450		13,685
8.25%, 09/01/2017(d)	7,360		7,526		Jurassic Holdings III Inc
					6.88%, 02/15/2021(d)		8,060		8,020
Eileme 2 AB
11.63%, 01/31/2020(d)	11,125		13,058
					TOTAL BONDS				$3,477,158
Goodman Networks Inc						Principal
12.13%, 07/01/2018	14,748		15,928
Intelsat Jackson Holdings SA					CONVERTIBLE BONDS - 0.68%	Amount (000's)		Value	(000	's)
5.50%, 08/01/2023	2,810		2,698		Food Service - 0.00%
7.25%, 10/15/2020	24,500		25,848		FU JI Food and Catering Services Holdings
Intelsat Luxembourg SA					Ltd
6.75%, 06/01/2018	5,000		5,200		0.00%, 11/09/2009(a),(c)	HKD	46,500		—
7.75%, 06/01/2021	10,430		10,665		0.00%, 10/18/2010(a),(b),(c)	CNY	245,000		—
8.13%, 06/01/2023	12,950		13,468						$—
Level 3 Communications Inc
11.88%, 02/01/2019	11,823		12,975		Semiconductors - 0.68%
Level 3 Escrow II Inc					Jazz Technologies Inc
5.38%, 08/15/2022(d),(g)	7,935		7,786		8.00%, 12/31/2018(d)		$23,903		27,010
Level 3 Financing Inc
6.13%, 01/15/2021(d)	5,720		5,920		TOTAL CONVERTIBLE BONDS				$27,010
8.13%, 07/01/2019	12,535		13,350

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2014 (unaudited)

	SENIOR FLOATING RATE INTERESTS -	Principal			SENIOR FLOATING RATE INTERESTS	Principal
	10.29%	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

	Automobile Manufacturers - 0.10%				Forest Products & Paper - 0.57%
	Chrysler Group LLC, Term Loan B				Caraustar Industries Inc, Term Loan B
	3.50%, 05/24/2017(e)	$4,100	$4,085		7.50%, 04/26/2019(e)	$11,868	$11,972
					NewPage Corp, Term Loan B
					9.50%, 02/05/2021(e)	10,510	10,539
	Automobile Parts & Equipment - 0.20%
	INA Beteiligungsgesellschaft mbH, Term						$22,511
	Loan E				Healthcare - Products - 0.39%
	3.75%, 05/15/2020(e)	8,045	8,026		Accellent Inc, Term Loan
					8.25%, 02/19/2021(e)	7,756	7,725
	Building Materials - 0.55%				Kinetic Concepts Inc, Term Loan E1
					4.00%, 05/04/2018(e)	7,825	7,792
	CPG International Inc, Term Loan B
	4.75%, 09/30/2020(e)	8,933	8,888				$15,517
	GYP Holdings III Corp, Term Loan B				Healthcare - Services - 1.14%
	4.75%, 03/26/2021(e)	3,581	3,545		CHS/Community Health Systems Inc, Term
	7.75%, 03/25/2022(e)	9,515	9,515		Loan D
			$21,948		4.25%, 01/27/2021(e)	5,821	5,826
	Chemicals - 0.80%				CHS/Community Health Systems Inc, Term
	Allnex Luxembourg & CY SCA, Term Loan				Loan E
					3.48%, 01/25/2017(e)	18,069	18,069
	8.25%, 03/12/2020(e)	1,022	1,040
	AZ Chem US Inc, Term Loan				DaVita HealthCare Partners Inc, Term Loan
	7.50%, 06/10/2022(e)	9,198	9,299		B
					3.50%, 06/18/2021(e)	3,710	3,700
	AZ Chem US Inc, Term Loan B
	4.50%, 06/10/2021(e)	4,550	4,570		MPH Acquisition Holdings LLC, Term Loan
	Emerald Performance Materials LLC, Term				B
					4.00%, 03/19/2021(e)	10,633	10,575
	Loan
	0.00%, 07/22/2022(e),(h)	3,225	3,209		Radnet Management Inc, Term Loan B
					8.00%, 03/25/2021(e)	7,070	7,088
	Ineos US Finance LLC, Term Loan B
	3.75%, 05/04/2018(e)	10,187	10,113				$45,258
	Taminco Global Chemical Corp, Term Loan				Holding Companies - Diversified - 0.04%
	B				CeramTec Service GmbH, Term Loan B1
	3.25%, 02/15/2019(e)	3,380	3,357		4.25%, 07/30/2020(e)	1,410	1,411
			$31,588

	Consumer Products - 0.21%				Insurance - 0.83%
	Dell International LLC, Term Loan B				Asurion LLC, Term Loan
	4.50%, 03/24/2020(e)	8,550	8,527		8.50%, 02/19/2021(e)	19,585	20,058
					Asurion LLC, Term Loan B2
					4.25%, 06/19/2020(e)	6,661	6,622
	Diversified Financial Services - 0.00%
	CeramTec Acquisition Corp, Term Loan B2				CNO Financial Group Inc, Term Loan B2
					3.75%, 09/28/2018(e)	6,126	6,119
	4.25%, 08/30/2020(e)	140	140
							$32,799

	Electric - 0.48%				Internet - 0.02%
	Texas Competitive Electric Holdings Co LLC,				Zayo Group LLC, Term Loan B
					4.00%, 07/02/2019(e)	813	806
	DIP Term Loan
	0.00%, 05/13/2016(e),(h)	1,481	1,490
	Texas Competitive Electric Holdings Co LLC,				Lodging - 0.93%
	Term Loan NONEXT				Caesars Entertainment Operating Co Inc, Term
	4.69%, 10/10/2014(e)	22,873	17,412		Loan B6B
			$18,902		5.46%, 01/28/2018(e)	29,299	27,163
	Electronics - 0.23%				Caesars Entertainment Operating Co Inc, Term
	Isola USA Corp, Term Loan B				Loan B7
					9.75%, 03/01/2017(e)	9,815	9,614
	9.25%, 11/29/2018(e)	9,179	9,196
							$36,777

	Entertainment - 1.03%			Media	- 0.81%
	CCM Merger Inc, Term Loan				Cumulus Media Holdings Inc, Term Loan B
	5.92%, 03/01/2017(e)	18,239	18,148		4.25%, 12/23/2020(e)	3,051	3,049
	NEP/NCP Holdco Inc, Term Loan B				Univision Communications Inc, Term Loan
	4.25%, 01/22/2020(e)	848	846		C3
					4.00%, 03/01/2020(e)	3,269	3,246
	Peninsula Gaming LLC, Term Loan B
	4.25%, 11/30/2017(e)	11,195	11,139		Univision Communications Inc, Term Loan
	WMG Acquisition Corp, Term Loan B				C4
	3.75%, 07/07/2020(e)	11,198	10,958		4.00%, 03/01/2020(e)	8,028	7,974
			$41,091		Virgin Media Investment Holdings Ltd, Term
					Loan B
Food	- 0.16%				3.50%, 02/15/2020(e)	8,195	8,122
	Post Holdings Inc, Term Loan B
	3.75%, 06/02/2021(e)	6,445	6,469

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		Portfolio Summary (unaudited)
			Sector	Percent
Media (continued)			Communications	20 .18%
WideOpenWest Finance LLC, Term Loan B
4.75%, 03/27/2019(e)	$9,848	$9,860	Consumer, Cyclical	14 .74%
			Financial	13 .76%
		$32,251	Energy	13 .65%
Mining - 0.12%			Consumer, Non-cyclical	13 .07%
FMG Resources August 2006 Pty Ltd, Term			Basic Materials	8.95%
Loan B			Industrial	8.67%
3.75%, 06/30/2019(e)	4,657	4,628	Exchange Traded Funds	3.57%
			Technology	3.03%
			Utilities	2.40%
Miscellaneous Manufacturing - 0.01%			Diversified	0.79%
CeramTec GmbH, Term Loan B3			Liabilities in Excess of Other Assets, Net	(2.81)%
4.25%, 08/30/2020(e)	427	428
			TOTAL NET ASSETS	100.00%

Oil & Gas - 0.36%
Seadrill Operating LP, Term Loan B
4.00%, 02/12/2021(e)	9,962	9,829
Seventy Seven Operating LLC, Term Loan B
3.75%, 06/17/2021(e)	4,545	4,531
		$14,360

Pharmaceuticals - 0.52%
JLL/Delta Dutch Newco BV, Term Loan B
4.25%, 01/22/2021(e)	6,270	6,204
Par Pharmaceutical Cos Inc, Term Loan B1
4.00%, 09/30/2019(e)	14,563	14,497
		$20,701

REITS - 0.23%
iStar Financial Inc, Term Loan A2
7.00%, 03/19/2017(e)	8,724	8,986

Retail - 0.20%
Michaels Stores Inc, Term Loan B
4.00%, 01/20/2028(e)	7,905	7,839

Telecommunications - 0.36%
Altice Financing SA, Delay-Draw Term Loan
Loan DD
5.50%, 07/03/2019(e)	5,050	5,144
Integra Telecom Holdings Inc, Term Loan
9.75%, 02/19/2020(e)	2,510	2,551
NTELOS Inc, Term Loan B
5.75%, 11/09/2019(e)	6,502	6,491
		$14,186
TOTAL SENIOR FLOATING RATE INTERESTS		$408,430
Total Investments	$4,083,935
Liabilities in Excess of Other Assets, Net - (2.81)%		$(111,629)
TOTAL NET ASSETS - 100.00%		$3,972,306

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $14,825 or 0.37% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,733,884 or 43.65% of net assets.
(e)	Variable Rate. Rate shown is in effect at July 31, 2014.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g) Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after July 31, 2014, at which time the interest rate will be determined.

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2014 (unaudited)

Foreign Currency Contracts

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
Euro	Brown Brothers Harriman & Co	09/19/2014	60,000,000	$81,304	$80,346	$958
Total						$958

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2014 (unaudited)

COMMON STOCKS - 0.16%	Shares Held	Value	(000	's)			Principal

Building Materials - 0.03%					BONDS	- 89.22%	Amount (000's) Value (000's)
US Concrete Inc (a)	21,880		$560			Advertising - 0.28%
						CBS Outdoor Americas Capital LLC / CBS
						Outdoor Americas Capital Corp
Chemicals - 0.00%						5.63%, 02/15/2024(d)	$1,250	$1,248
LyondellBasell Industries NV	25		3			inVentiv Health Inc
						9.00%, 01/15/2018(d)	570	600
Computers - 0.00%						11.00%, 08/15/2018(d),(e)	969	875
Stratus Technologies Bermuda Ltd / Stratus	12,366		—			11.00%, 08/15/2018(d),(e)	418	378
Technologies Inc (a),(b),(c)						Sitel LLC / Sitel Finance Corp
						11.50%, 04/01/2018	1,242	1,217
						11.00%, 08/01/2017(d)	545	575
Diversified Financial Services - 0.01%
Capmark Financial Group Inc (a),(c)	10,610,000		63					$4,893
Somerset Cayuga Holding Co Inc (a),(c)	6,862		185			Aerospace & Defense - 0.30%
			$248			Alliant Techsystems Inc
						5.25%, 10/01/2021(d)	466	475
Electric - 0.03%
Dynegy Inc (a)	20,000		531			B/E Aerospace Inc
						5.25%, 04/01/2022	647	701
						6.88%, 10/01/2020	464	501
Forest Products & Paper - 0.08%						Kratos Defense & Security Solutions Inc
NewPage Group Inc (a),(b),(c)	14,145		1,344			7.00%, 05/15/2019(d)	1,831	1,895
						TransDigm Inc
						6.00%, 07/15/2022(d)	1,019	1,024
Packaging & Containers - 0.00%						6.50%, 07/15/2024(d)	644	651
Constar International (a),(b),(c)	9,689		—
								$5,247

Retail - 0.01%						Airlines - 0.65%
Neebo Inc (a),(b),(c)	20,064		121			Continental Airlines 2003-ERJ1 Pass Through
Neebo Inc - Warrants (a),(b),(c)	7,519		—			Trust
Neebo Inc - Warrants (a),(b),(c)	3,508		—			7.88%, 01/02/2020	1,370	1,476
			$121			Continental Airlines 2004-ERJ1 Pass Through
						Trust
Transportation - 0.00%						9.56%, 09/01/2019	339	385
General Maritime Corp (a),(b),(c)	974		10			Continental Airlines 2005-ERJ1 Pass Through
General Maritime Corp - Warrants (a),(b),(c)	1,507		—			Trust
			$10			9.80%, 04/01/2021	2,478	2,850
TOTAL COMMON STOCKS			$2,817			Continental Airlines 2006-ERJ1 Pass Through
INVESTMENT COMPANIES - 3.11%	Shares Held	Value	(000	's)		Trust
						9.32%, 11/01/2019(c),(d)	205	233
Publicly Traded Investment Fund - 3.11%						Continental Airlines 2012-3 Class C Pass Thru
Goldman Sachs Financial Square Funds -	53,833,321		53,833			Certificates
Money Market Fund						6.13%, 04/29/2018	845	904
						Delta Air Lines 2007-1 Class B Pass Through
TOTAL INVESTMENT COMPANIES			$53,833			Trust
PREFERRED STOCKS - 0.52%	Shares Held	Value	(000	's)		8.02%, 08/10/2022(c)	475	555
Banks - 0.18%						Delta Air Lines 2007-1 Class C Pass Through
COBANK ACB 11.00%; Series D	60,000		3,075			Trust
						8.95%, 08/10/2014	122	122
						Delta Air Lines 2012-1 Class B Pass Through
Computers - 0.00%						Trust
Stratus Technologies Bermuda Ltd / Stratus	2,814		—			6.88%, 05/07/2019(c),(d)	1,079	1,198
Technologies Inc (a),(b),(c)						Northwest Airlines 2007-1 Class A Pass
						Through Trust
Diversified Financial Services - 0.12%						7.03%, 11/01/2019	1,801	2,061
Ally Financial Inc (d)	2,046		2,036			UAL 2007-1 Pass Through Trust
						6.64%, 01/02/2024	492	543
						US Airways 2013-1 Class B Pass Through
Insurance - 0.22%						Trust
Hartford Financial Services Group Inc/The	19,400		577			5.38%, 11/15/2021(c)	855	887
XLIT Ltd	3,935		3,337					$11,214
			$3,914
						Automobile Manufacturers - 1.01%
Packaging & Containers - 0.00%						Chrysler Group LLC / CG Co-Issuer Inc
Constar International (a),(b),(c)	977		—			8.00%, 06/15/2019	4,838	5,152
						8.25%, 06/15/2021	9,114	10,025
TOTAL PREFERRED STOCKS			$9,025			General Motors Co
						0.00%, 11/15/2015(a),(b),(c)	75	—
						0.00%, 11/15/2015(a),(b),(c)	100	—
						0.00%, 12/01/2020(a),(b),(c)	25	—
						0.00%, 12/01/2020(a),(b),(c)	50	—
						0.00%, 07/15/2023(a),(b),(c)	1,000	—
						0.00%, 09/01/2025(a),(b),(c)	700	—

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2014 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

	Automobile Manufacturers (continued)					Building Materials (continued)
	General Motors Co (continued)					Cemex Finance LLC
	0.00%, 05/01/2028(a),(b),(c)	$150		$—		6.00%, 04/01/2024(d)	$581	$581
	0.00%, 07/15/2033(a),(b),(c)	5,050		—		9.38%, 10/12/2022(d)	2,220	2,531
	0.00%, 03/15/2036(a),(b),(c)	725		—		Cemex SAB de CV
	3.50%, 10/02/2018	190		191		6.50%, 12/10/2019(d)	325	339
	Jaguar Land Rover Automotive PLC					7.25%, 01/15/2021(d)	2,463	2,611
	4.13%, 12/15/2018(d)	1,683		1,700		9.00%, 01/11/2018(d)	510	540
	5.63%, 02/01/2023(d)	300		314		Griffon Corp
				$17,382		5.25%, 03/01/2022	800	783
						Hardwoods Acquisition Inc
	Automobile Parts & Equipment - 0.31%					7.50%, 08/01/2021(d)	1,093	1,112
	Goodyear Tire & Rubber Co/The					Headwaters Inc
	6.50%, 03/01/2021	800		846		7.25%, 01/15/2019	482	504
	7.00%, 05/15/2022	3,170		3,439		Lafarge SA
	Pittsburgh Glass Works LLC					7.13%, 07/15/2036	550	634
	8.00%, 11/15/2018(d)	1,000		1,073
						Masco Corp
				$5,358		5.95%, 03/15/2022	370	410
Banks	- 2.86%					7.13%, 03/15/2020	48	56
	Bank of America Corp					Masonite International Corp
	5.13%, 12/29/2049(e)	2,220		2,180		8.25%, 04/15/2021(d)	1,460	1,562
	8.00%, 12/29/2049(e)	1,908		2,099		Norbord Inc
	8.13%, 12/29/2049(e)	3,195		3,537		5.38%, 12/01/2020(d)	665	660
	Barclays Bank PLC					Unifrax I LLC / Unifrax Holding Co
	7.63%, 11/21/2022	1,330		1,501		7.50%, 02/15/2019(d)	500	520
	CIT Group Inc					7.50%, 02/15/2019(d),(g)	400	416
	3.88%, 02/19/2019	4,695		4,672		US Concrete Inc
	5.00%, 05/15/2017	672		706		8.50%, 12/01/2018(d)	795	853
	5.00%, 08/15/2022	2,778		2,868		USG Corp
	5.25%, 03/15/2018	2,135		2,252		8.38%, 10/15/2018(d)	1,625	1,698
	5.38%, 05/15/2020	4,987		5,286		9.75%, 01/15/2018(e)	5,700	6,683
	5.50%, 02/15/2019(d)	2,170		2,317		Vulcan Materials Co
	6.63%, 04/01/2018(d)	5,060		5,579		7.50%, 06/15/2021	2,180	2,551
	Citigroup Inc							$33,269
	5.95%, 12/29/2049	1,881		1,875		Chemicals - 1.72%
	Goldman Sachs Group Inc/The					Ashland Inc
	5.70%, 12/29/2049(e)	868		884
						3.00%, 03/15/2016	688	692
	Royal Bank of Scotland Group PLC					3.88%, 04/15/2018	846	848
	6.00%, 12/19/2023	1,555		1,653		4.75%, 08/15/2022(e)	1,237	1,197
	6.10%, 06/10/2023	1,427		1,544		Axalta Coating Systems US Holdings Inc /
	6.13%, 12/15/2022	2,291		2,464		Axalta Coating Systems Dutch Holding B
	Royal Bank of Scotland PLC/The					7.38%, 05/01/2021(d)	885	940
	9.50%, 03/16/2022(e)	1,465		1,703
						Axiall Corp
	Sophia Holding Finance LP / Sophia Holding					4.88%, 05/15/2023	1,007	982
	Finance Inc					Basell Finance Co BV
	9.63%, PIK 9.63%, 12/01/2018(d),(f)	2,180		2,202
						8.10%, 03/15/2027(d)	825	1,105
	Wachovia Capital Trust III					Celanese US Holdings LLC
	5.57%, 03/29/2049(e)	884		858
						4.63%, 11/15/2022	905	901
	Wells Fargo & Co					Chemtura Corp
	5.90%, 12/29/2049(e)	1,512		1,579
	7.98%, 12/31/2049(e)	1,500		1,701		5.75%, 07/15/2021	750	765
						Eagle Spinco Inc
				$49,460		4.63%, 02/15/2021	523	511
	Beverages - 0.27%					Huntsman International LLC
	Constellation Brands Inc					4.88%, 11/15/2020	3,065	3,088
	3.75%, 05/01/2021	229		223		8.63%, 03/15/2020	860	916
	4.25%, 05/01/2023	1,211		1,196		8.63%, 03/15/2021	3,310	3,600
	6.00%, 05/01/2022	295		324		LyondellBasell Industries NV
	7.25%, 05/15/2017	275		309		5.00%, 04/15/2019	800	893
	Crestview DS Merger Sub II Inc					6.00%, 11/15/2021	750	889
	10.00%, 09/01/2021(d)	2,331		2,620		Nufarm Australia Ltd
						6.38%, 10/15/2019(d)	725	750
				$4,672
						Olin Corp
	Building Materials - 1.92%					5.50%, 08/15/2022	900	947
	Building Materials Corp of America					PolyOne Corp
	6.75%, 05/01/2021(d)	1,625		1,733		5.25%, 03/15/2023	1,889	1,898
	Calcipar SA					7.38%, 09/15/2020	1,257	1,348
	6.88%, 05/01/2018(d)	253		263		PQ Corp
	CEMEX Espana SA/Luxembourg					8.75%, 05/01/2018(d)	4,625	4,949
	9.25%, 05/12/2020(d)	1,900		2,057		Rain CII Carbon LLC / CII Carbon Corp
	9.88%, 04/30/2019(d)	3,725		4,172		8.00%, 12/01/2018(d)	830	859

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2014 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

	Chemicals (continued)					Commercial Services (continued)
	Rain CII Carbon LLC / CII Carbon Corp					Garda World Security Corp
	(continued)					7.25%, 11/15/2021(d)	$1,580	$1,608
	8.25%, 01/15/2021(d)	$710		$737		H&E Equipment Services Inc
	Rayonier AM Products Inc					7.00%, 09/01/2022	1,219	1,320
	5.50%, 06/01/2024(d)	866		853		Harland Clarke Holdings Corp
				$29,668		6.88%, 03/01/2020(d)	260	272
						9.25%, 03/01/2021(d)	445	446
Coal	- 1.50%					9.75%, 08/01/2018(d)	1,400	1,498
	Alpha Natural Resources Inc					Hertz Corp/The
	6.00%, 06/01/2019	5,531		3,733		5.88%, 10/15/2020	1,075	1,099
	6.25%, 06/01/2021	5,445		3,539		6.25%, 10/15/2022	570	590
	7.50%, 08/01/2020(d)	2,320		2,140
						6.75%, 04/15/2019	337	352
	9.75%, 04/15/2018	1,925		1,680		7.38%, 01/15/2021	525	562
	Arch Coal Inc					Iron Mountain Inc
	7.25%, 10/01/2020	1,030		685		5.75%, 08/15/2024	5,105	5,105
	7.25%, 06/15/2021	2,230		1,449		7.75%, 10/01/2019	4,809	5,170
	9.88%, 06/15/2019	1,175		899		8.38%, 08/15/2021	1,603	1,663
	Cloud Peak Energy Resources LLC / Cloud					Jaguar Holding Co I
	Peak Energy Finance Corp					9.38%, 10/15/2017(d)	480	488
	6.38%, 03/15/2024	835		862		Jaguar Holding Co II / Jaguar Merger Sub Inc
	Consol Energy Inc					9.50%, 12/01/2019(d)	1,125	1,215
	5.88%, 04/15/2022(d)	5,430		5,492
						Lender Processing Services Inc / Black Knight
	6.38%, 03/01/2021	800		840		Lending Solutions Inc
	8.25%, 04/01/2020	390		415		5.75%, 04/15/2023	675	723
	Peabody Energy Corp					Live Nation Entertainment Inc
	6.25%, 11/15/2021	3,720		3,525		5.38%, 06/15/2022(d)	320	320
	Walter Energy Inc					7.00%, 09/01/2020(d)	474	511
	8.50%, 04/15/2021	1,525		732		Mustang Merger Corp
				$25,991		8.50%, 08/15/2021(d)	383	412
	Commercial Services - 5.22%					Quad/Graphics Inc
	ACE Cash Express Inc					7.00%, 05/01/2022(d)	800	786
	11.00%, 02/01/2019(d)	1,551		1,218		RR Donnelley & Sons Co
	ADT Corp/The					6.00%, 04/01/2024	1,875	1,856
	3.50%, 07/15/2022	289		256		6.50%, 11/15/2023	1,370	1,408
	4.13%, 04/15/2019	325		321		7.00%, 02/15/2022	2,470	2,692
	4.13%, 06/15/2023	1,990		1,801		7.25%, 05/15/2018	1,783	2,019
	6.25%, 10/15/2021	1,390		1,439		7.63%, 06/15/2020	2,525	2,822
	Alliance Data Systems Corp					7.88%, 03/15/2021	3,365	3,802
	5.38%, 08/01/2022(d)	900		891		8.25%, 03/15/2019	2,275	2,673
	APX Group Inc					Service Corp International/US
	6.38%, 12/01/2019	1,565		1,565		5.38%, 05/15/2024(d)	2,335	2,387
	8.75%, 12/01/2020	4,135		4,032		8.00%, 11/15/2021	440	516
	8.75%, 12/01/2020(d)	695		678		ServiceMaster Co/The
	Ashtead Capital Inc					7.00%, 08/15/2020	2,927	2,993
	6.50%, 07/15/2022(d)	775		823		8.00%, 02/15/2020	4,908	5,190
	Avis Budget Car Rental LLC / Avis Budget					Speedy Cash Intermediate Holdings Corp
	Finance Inc					10.75%, 05/15/2018(d)	475	479
	4.88%, 11/15/2017	362		374		United Rentals North America Inc
	5.13%, 06/01/2022(d)	950		921		5.75%, 11/15/2024	170	174
	5.50%, 04/01/2023	789		789		6.13%, 06/15/2023	4,959	5,129
	9.75%, 03/15/2020	472		525		7.38%, 05/15/2020	1,345	1,443
	Cardtronics Inc					8.25%, 02/01/2021	3,015	3,290
	5.13%, 08/01/2022(d)	1,050		1,053		8.38%, 09/15/2020	875	943
	Catalent Pharma Solutions Inc							$90,309
	7.88%, 10/15/2018	734		746		Computers - 0.57%
	Cenveo Corp					iGATE Corp
	6.00%, 08/01/2019(d)	970		938
						4.75%, 04/15/2019(d)	760	758
	8.50%, 09/15/2022(d)	820		795
						Seagate HDD Cayman
	Ceridian LLC					3.75%, 11/15/2018(d)	775	785
	8.88%, 07/15/2019(d)	1,859		2,054
						4.75%, 06/01/2023(d)	608	614
	Ceridian LLC / Comdata Inc					SunGard Data Systems Inc
	8.13%, 11/15/2017(d)	1,805		1,800
						6.63%, 11/01/2019	3,095	3,173
	Deluxe Corp					7.38%, 11/15/2018	444	464
	7.00%, 03/15/2019	476		504		7.63%, 11/15/2020	3,892	4,115
	Envision Healthcare Corp							$9,909
	5.13%, 07/01/2022(d)	2,065		2,039
	FTI Consulting Inc
	6.75%, 10/01/2020	750		791

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Consumer Products - 1.70%					Diversified Financial Services (continued)
Reynolds Group Issuer Inc / Reynolds Group					International Lease Finance Corp	(continued)
Issuer LLC / Reynolds Group Issuer					8.75%, 03/15/2017(e)		$2,225		$2,525
(Luxembourg) S.A.					8.88%, 09/01/2017		3,095		3,559
5.75%, 10/15/2020	$3,160		$3,223		Nationstar Mortgage LLC / Nationstar Capital
6.88%, 02/15/2021(e)	2,295		2,419		Corp
7.13%, 04/15/2019	700		726		6.50%, 07/01/2021		232		225
7.88%, 08/15/2019	6,580		6,999		7.88%, 10/01/2020		327		334
8.25%, 02/15/2021	1,805		1,914		9.63%, 05/01/2019		386		426
8.50%, 05/15/2018	1,450		1,504		Navient LLC
9.00%, 04/15/2019	1,200		1,251		4.88%, 06/17/2019		6,495		6,544
9.88%, 08/15/2019	8,785		9,466		5.50%, 01/15/2019		2,375		2,458
Spectrum Brands Inc					6.13%, 03/25/2024		4,500		4,387
6.63%, 11/15/2022	825		874		Neuberger Berman Group LLC/Neuberger
6.75%, 03/15/2020	1,025		1,079		Berman Finance Corp
			$29,455		5.63%, 03/15/2020(d)		740		775
					5.88%, 03/15/2022(d)		500		535
Cosmetics & Personal Care - 0.05%					Walter Investment Management Corp
Revlon Consumer Products Corp					7.88%, 12/15/2021(d)		5,025		5,125
5.75%, 02/15/2021(e)	825		837
									$100,201

					Electric - 2.51%
Distribution & Wholesale - 0.19%					AES Corp/VA
Global Partners LP/GLP Finance Corp
6.25%, 07/15/2022(d)	315		311		5.50%, 03/15/2024		2,123		2,081
					Calpine Corp
HD Supply Inc					0.00%, 07/15/2013(a),(b),(c)		1,500		—
7.50%, 07/15/2020	810		865
8.13%, 04/15/2019	790		853		5.38%, 01/15/2023		712		698
					5.75%, 01/15/2025		708		692
VWR Funding Inc					5.88%, 01/15/2024(d)		1,688		1,760
7.25%, 09/15/2017	1,155		1,220		6.00%, 01/15/2022(d)		1,460		1,540
			$3,249		7.88%, 01/15/2023(d)		1,534		1,661
Diversified Financial Services - 5.80%					Dynegy Holdings Inc
AerCap Ireland Capital Ltd / AerCap Global					0.00%, 06/01/2015(a),(b),(c)		100		—
Aviation Trust					0.00%, 06/01/2019(a),(b),(c)		3,158		—
3.75%, 05/15/2019(d)	3,620		3,566		0.00%, 10/15/2026(a),(b),(c)		92		—
4.50%, 05/15/2021(d)	3,470		3,435		Dynegy Inc
Aircastle Ltd					5.88%, 06/01/2023		727		698
4.63%, 12/15/2018	3,475		3,536		Dynegy Roseton LLC / Dynegy Danskammer
6.25%, 12/01/2019	1,117		1,198		LLC Pass Through Trust Series B
Ally Financial Inc					0.00%, 11/08/2016(a),(b),(c)		2,773		—
2.75%, 01/30/2017	3,570		3,574		GenOn Energy Inc
4.75%, 09/10/2018	70		73		7.88%, 06/15/2017		1,500		1,545
5.50%, 02/15/2017	1,403		1,494		9.88%, 10/15/2020		2,210		2,309
6.25%, 12/01/2017	4,657		5,053		InterGen NV
7.50%, 09/15/2020	2,165		2,495		7.00%, 06/30/2023(d)		643		640
8.00%, 03/15/2020	9,890		11,571		IPALCO Enterprises Inc
8.00%, 11/01/2031	1,761		2,197		5.00%, 05/01/2018		1,150		1,210
CNG Holdings Inc/OH					NRG Energy Inc
9.38%, 05/15/2020(d)	1,555		1,228		6.25%, 07/15/2022(d)		3,590		3,698
Denali Borrower LLC / Denali Finance Corp					6.25%, 05/01/2024(d)		1,000		1,000
5.63%, 10/15/2020(d)	2,654		2,734		6.63%, 03/15/2023		1,143		1,177
E*TRADE Financial Corp					7.63%, 01/15/2018		4,390		4,873
6.38%, 11/15/2019	700		744		7.88%, 05/15/2021		8,029		8,711
General Motors Financial Co Inc					8.25%, 09/01/2020		4,910		5,278
3.25%, 05/15/2018	874		873		RJS Power Holdings LLC
Icahn Enterprises LP / Icahn Enterprises					5.13%, 07/15/2019(d)		2,966		2,922
Finance Corp					Texas Competitive Electric Holdings Co LLC /
3.50%, 03/15/2017	5,720		5,692		TCEH Finance Inc
4.88%, 03/15/2019	2,785		2,799		0.00%, 10/01/2020(a),(d),(e)		1,075		919
5.88%, 02/01/2022	1,764		1,798						$43,412
ILFC E-Capital Trust I
5.02%, 12/21/2065(d),(e)	4,533		4,352		Electrical Components & Equipment - 0.09%
					Belden Inc
ILFC E-Capital Trust II					5.25%, 07/15/2024(d)		300		299
6.25%, 12/21/2065(d),(e)	577		575
					International Wire Group Holdings Inc
International Lease Finance Corp					8.50%, 10/15/2017(d)		1,093		1,192
3.88%, 04/15/2018	1,030		1,026
4.63%, 04/15/2021	87		87						$1,491
6.25%, 05/15/2019	2,415		2,620		Electronics - 0.22%
8.25%, 12/15/2020	3,677		4,422		Flextronics International Ltd
8.62%, 09/15/2015(e)	1,365		1,457		5.00%, 02/15/2023		1,635		1,660
8.63%, 01/15/2022	3,809		4,709

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2014 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value (000	's)		BONDS (continued)	Amount (000's)	Value (000's)

	Electronics (continued)					Food (continued)
	Sanmina Corp					HJ Heinz Co
	4.38%, 06/01/2019(d)	$603	$597			4.25%, 10/15/2020	$2,212	$2,198
	Viasystems Inc					Ingles Markets Inc
	7.88%, 05/01/2019(d)	1,527	1,588			5.75%, 06/15/2023	780	782
			$3,845			JBS USA LLC / JBS USA Finance Inc
						5.88%, 07/15/2024(d)	1,171	1,156
	Engineering & Construction - 0.17%					7.25%, 06/01/2021(d)	1,942	2,078
	Dycom Investments Inc					7.25%, 06/01/2021(d)	1,252	1,340
	7.13%, 01/15/2021	750	808			8.25%, 02/01/2020(d)	1,018	1,100
	Tutor Perini Corp					Pilgrim's Pride Corp
	7.63%, 11/01/2018	1,974	2,058			7.88%, 12/15/2018	401	421
			$2,866			Post Holdings Inc
	Entertainment - 2.57%					6.00%, 12/15/2022(d)	960	950
	AMC Entertainment Inc					6.75%, 12/01/2021(d)	2,333	2,423
	5.88%, 02/15/2022	1,385	1,406			Smithfield Foods Inc
	CCM Merger Inc					5.25%, 08/01/2018(d)	1,620	1,661
	9.13%, 05/01/2019(d)	765	807			5.88%, 08/01/2021(d)	1,401	1,471
	Cedar Fair LP / Canada's Wonderland Co /					6.63%, 08/15/2022	1,200	1,296
	Magnum Management Corp					7.75%, 07/01/2017	1,410	1,593
	5.25%, 03/15/2021	1,800	1,818			SUPERVALU Inc
	5.38%, 06/01/2024(d)	375	375			8.00%, 05/01/2016	1,646	1,794
	chukchansi economic development							$23,745
	authority					Forest Products & Paper - 0.08%
	9.75%, 05/30/2020(d)	1,268	882
						Cascades Inc
	dreamworks animation skg inc					5.50%, 07/15/2022(d)	355	351
	6.88%, 08/15/2020(d)	970	1,014
						Clearwater Paper Corp
	glp capital lp / glp financing ii inc					4.50%, 02/01/2023	370	355
	4.38%, 11/01/2018	1,340	1,360			5.38%, 02/01/2025(d)	750	748
	4.88%, 11/01/2020	5,240	5,319					$1,454
	5.38%, 11/01/2023	1,210	1,233
	graton economic development authority				Gas	- 0.05%
	9.63%, 09/01/2019(d)	4,310	4,795			NGL Energy Partners LP / NGL Energy
	isle of capri casinos inc					Finance Corp
	5.88%, 03/15/2021	2,180	2,234			5.13%, 07/15/2019(d)	281	279
	8.88%, 06/15/2020	2,495	2,645			6.88%, 10/15/2021(d)	516	546
	mohegan tribal gaming authority							$825
	9.75%, 09/01/2021	5,980	6,458
	11.00%, 09/15/2018(d)	1,470	1,470			Hand & Machine Tools - 0.11%
	peninsula gaming llc / peninsula gaming					BC Mountain LLC / BC Mountain Finance
	corp					Inc
						7.00%, 02/01/2021(d)	788	756
	8.38%, 02/15/2018(d)	2,755	2,872
	Pinnacle Entertainment Inc					Milacron LLC / Mcron Finance Corp
						7.75%, 02/15/2021(d)	1,040	1,121
	6.38%, 08/01/2021	1,250	1,288
	7.50%, 04/15/2021	1,810	1,914					$1,877
	7.75%, 04/01/2022	2,130	2,282			Healthcare - Products - 0.86%
	Regal Entertainment Group					Alere Inc
	5.75%, 06/15/2023	825	829			6.50%, 06/15/2020	1,500	1,534
	5.75%, 02/01/2025	430	429			7.25%, 07/01/2018	500	535
	Seneca Gaming Corp					Biomet Inc
	8.25%, 12/01/2018(d)	1,380	1,452			6.50%, 08/01/2020	1,710	1,844
	Shingle Springs Tribal Gaming Authority					6.50%, 10/01/2020	1,000	1,063
	9.75%, 09/01/2021(d)	715	797			ConvaTec Finance International SA
	WMG Acquisition Corp					8.25%, PIK 9.00%, 01/15/2019(d),(f)	511	523
	6.75%, 04/15/2022(d)	725	705			ConvaTec Healthcare E SA
			$44,384			10.50%, 12/15/2018(d)	2,255	2,418
	Environmental Control - 0.25%					DJO Finance LLC / DJO Finance Corp
	Casella Waste Systems Inc					9.88%, 04/15/2018	1,495	1,577
	7.75%, 02/15/2019	1,195	1,231			Fresenius US Finance II Inc
						4.25%, 02/01/2021(d)	2,060	2,070
	Covanta Holding Corp
	5.88%, 03/01/2024	400	406			Hologic Inc
	Darling Ingredients Inc					6.25%, 08/01/2020	1,245	1,298
	5.38%, 01/15/2022(d)	2,595	2,666			Mallinckrodt International Finance SA
			$4,303			3.50%, 04/15/2018	136	132
						4.75%, 04/15/2023	310	287
Food	- 1.37%					Mallinckrodt International Finance
	Aramark Services Inc					SA/Mallinckrodt CB LLC
	5.75%, 03/15/2020	1,085	1,118			5.75%, 08/01/2022(d),(g)	922	927
	Bumble Bee Holdings Inc
	9.00%, 12/15/2017(d)	2,241	2,364

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)		Amount (000's) Value (000's)

Healthcare - Products (continued)					Holding Companies - Diversified - 0.05%
Teleflex Inc					Alphabet Holding Co Inc
5.25%, 06/15/2024(d)	$585		$594		7.75%, 11/01/2017		$875	$893
			$14,802

Healthcare - Services - 5.84%					Home Builders - 1.28%
Acadia Healthcare Co Inc					Brookfield Residential Properties Inc /
5.13%, 07/01/2022(d)	580		581		Brookfield Residential US Corp
6.13%, 03/15/2021	456		479		6.13%, 07/01/2022(d)		578	592
Amsurg Corp					DR Horton Inc
5.63%, 11/30/2020	1,075		1,086		4.38%, 09/15/2022		1,545	1,522
AmSurg Escrow Corp					5.75%, 08/15/2023		2,870	3,028
5.63%, 07/15/2022(d)	2,885		2,916		K Hovnanian Enterprises Inc
Centene Corp					7.00%, 01/15/2019(d)		504	507
4.75%, 05/15/2022	245		247		9.13%, 11/15/2020(d)		285	313
CHS/Community Health Systems Inc					11.88%, 10/15/2015		805	885
5.13%, 08/15/2018	1,890		1,937		Lennar Corp
5.13%, 08/01/2021(d)	1,885		1,900		4.50%, 06/15/2019		395	395
6.88%, 02/01/2022(d)	5,540		5,665		4.75%, 12/15/2017		1,865	1,930
7.13%, 07/15/2020	1,325		1,414		4.75%, 11/15/2022(e)		2,575	2,472
8.00%, 11/15/2019	2,335		2,505		6.95%, 06/01/2018		656	731
DaVita HealthCare Partners Inc					12.25%, 06/01/2017		310	385
5.13%, 07/15/2024	4,150		4,088		M/I Homes Inc
5.75%, 08/15/2022	2,985		3,149		8.63%, 11/15/2018		1,327	1,395
6.63%, 11/01/2020	1,165		1,223		Meritage Homes Corp
Fresenius Medical Care US Finance II Inc					7.00%, 04/01/2022		690	754
5.63%, 07/31/2019(d)	1,664		1,772		Ryland Group Inc/The
5.88%, 01/31/2022(d)	1,390		1,519		5.38%, 10/01/2022		1,485	1,455
Fresenius Medical Care US Finance Inc					Standard Pacific Corp
5.75%, 02/15/2021(d)	905		975		8.38%, 01/15/2021		1,135	1,314
6.50%, 09/15/2018(d)	3,020		3,352		10.75%, 09/15/2016		566	657
HCA Holdings Inc					Taylor Morrison Communities Inc / Monarch
6.25%, 02/15/2021	1,850		1,952		Communities Inc
HCA Inc					5.25%, 04/15/2021(d)		2,790	2,748
3.75%, 03/15/2019	750		744		WCI Communities Inc
4.75%, 05/01/2023	1,270		1,254		6.88%, 08/15/2021		741	760
5.00%, 03/15/2024	3,104		3,081		6.88%, 08/15/2021(d)		271	278
5.88%, 03/15/2022	1,519		1,618					$22,121
5.88%, 05/01/2023	2,095		2,158
6.50%, 02/15/2020	4,185		4,546		Insurance - 0.44%
7.05%, 12/01/2027	465		470		American International Group Inc
					8.18%, 05/15/2068		111	153
7.50%, 02/15/2022	2,005		2,271		A-S Co-Issuer Subsidiary Inc / A-S Merger
7.69%, 06/15/2025	1,430		1,584		Sub, LLC
8.00%, 10/01/2018	1,200		1,396		7.88% 12/15/2020	(d)	765	794
IASIS Healthcare LLC / IASIS Capital Corp					Fidelity & Guaranty Life Holdings Inc
8.38%, 05/15/2019	7,120		7,529		6.38%, 04/01/2021(d)		750	795
LifePoint Hospitals Inc
5.50%, 12/01/2021(d)	728		744		Hartford Financial Services Group Inc/The
					8.13%, 06/15/2068(e)		610	720
MPH Acquisition Holdings LLC
6.63%, 04/01/2022(d)	3,755		3,849		Liberty Mutual Group Inc
					7.80%, 03/07/2087(d)		2,426	2,875
National Mentor Holdings Inc
12.50%, 02/15/2018(d)	1,119		1,186		Prudential Financial Inc
					5.63%, 06/15/2043(e)		788	843
Tenet Healthcare Corp					USI Inc/NY
4.38%, 10/01/2021	670		645		7.75%, 01/15/2021(d)		1,516	1,504
4.50%, 04/01/2021	750		729
4.75%, 06/01/2020	700		695					$7,684
5.00%, 03/01/2019(d)	2,266		2,232		Internet - 0.33%
6.00%, 10/01/2020	2,743		2,867		CyrusOne LP / CyrusOne Finance Corp
6.25%, 11/01/2018	4,858		5,259		6.38%, 11/15/2022		885	934
6.75%, 02/01/2020	2,365		2,484		IAC/InterActiveCorp
6.88%, 11/15/2031	1,145		1,099		4.88%, 11/30/2018		1,140	1,171
8.00%, 08/01/2020	704		752		Netflix Inc
8.13%, 04/01/2022	8,628		9,641		5.75%, 03/01/2024(d)		680	702
United Surgical Partners International Inc					Ymobile Corp
9.00%, 04/01/2020	4,535		4,920		8.25%, 04/01/2018(d)		1,124	1,201
Universal Health Services Inc					Zayo Group LLC / Zayo Capital Inc
3.75%, 08/01/2019(d),(g)	178		177		10.13%, 07/01/2020		1,545	1,754
4.75%, 08/01/2022(d),(g)	259		258					$5,762
			$100,948

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value (000	's)		BONDS (continued)	Amount (000's) Value (000's)

Iron & Steel - 1.72%					Machinery - Diversified (continued)
AK Steel Corp					Manitowoc Co Inc/The
8.75%, 12/01/2018	$995	$1,104			8.50%, 11/01/2020	$1,650	$1,807
APERAM							$6,687
7.75%, 04/01/2018(d)	2,000	2,105
ArcelorMittal				Media	- 8.12%
5.00%, 02/25/2017(e)	1,500	1,545			AMC Networks Inc
5.75%, 08/05/2020(e)	6,014	6,255			7.75%, 07/15/2021	1,482	1,623
6.13%, 06/01/2018	1,390	1,484			Cablevision Systems Corp
6.75%, 02/25/2022	5,140	5,564			8.00%, 04/15/2020	3,712	4,185
7.50%, 10/15/2039	4,465	4,655			CCO Holdings LLC / CCO Holdings Capital
10.35%, 06/01/2019(e)	2,545	3,169			Corp
Commercial Metals Co					5.13%, 02/15/2023	475	458
6.50%, 07/15/2017	455	496			5.25%, 03/15/2021	446	444
7.35%, 08/15/2018	1,000	1,130			5.25%, 09/30/2022	2,910	2,852
Signode Industrial Group Lux SA/Signode					6.50%, 04/30/2021	4,635	4,820
Industrial Group US Inc					7.00%, 01/15/2019	315	328
6.38%, 05/01/2022(d)	600	591			7.25%, 10/30/2017	435	453
Steel Dynamics Inc					8.13%, 04/30/2020	3,237	3,452
5.25%, 04/15/2023	325	327			Cequel Communications Holdings I LLC /
6.13%, 08/15/2019	390	415			Cequel Capital Corp
					5.13%, 12/15/2021(d)	2,730	2,628
6.38%, 08/15/2022	320	341			6.38%, 09/15/2020(d)	3,212	3,308
7.63%, 03/15/2020	500	530
		$29,711			Clear Channel Communications Inc
					6.88%, 06/15/2018	853	815
Leisure Products & Services - 0.12%					7.25%, 10/15/2027	505	439
MISA Investments Ltd					9.00%, 12/15/2019	2,818	2,892
8.63%, 08/15/2018(d)	340	348			9.00%, 03/01/2021	112	116
Viking Cruises Ltd					11.25%, 03/01/2021	7,399	8,139
8.50%, 10/15/2022(d)	1,542	1,692			10.00%, 01/15/2018	2,150	1,957
		$2,040			Clear Channel Worldwide Holdings Inc
					6.50%, 11/15/2022	2,122	2,218
Lodging - 1.71%					6.50%, 11/15/2022	5,598	5,878
Hilton Worldwide Finance LLC / Hilton					7.63%, 03/15/2020	5,731	6,018
Worldwide Finance Corp					7.63%, 03/15/2020	150	157
5.63%, 10/15/2021(d)	710	744
					CSC Holdings LLC
MGM Resorts International					6.75%, 11/15/2021	1,740	1,866
6.75%, 10/01/2020	1,000	1,082			7.63%, 07/15/2018	1,165	1,325
7.63%, 01/15/2017	435	481			Cumulus Media Holdings Inc
7.75%, 03/15/2022	3,270	3,760			7.75%, 05/01/2019	4,040	4,141
8.63%, 02/01/2019	2,750	3,204			DISH DBS Corp
10.00%, 11/01/2016	1,730	2,007			4.25%, 04/01/2018	1,987	2,017
MTR Gaming Group Inc					5.00%, 03/15/2023	1,050	1,029
11.50%, 08/01/2019	3,945	4,359			5.13%, 05/01/2020	4,668	4,762
Seminole Hard Rock Entertainment Inc /					5.88%, 07/15/2022	1,412	1,476
Seminole Hard Rock International LLC					6.75%, 06/01/2021	8,438	9,282
5.88%, 05/15/2021(d)	2,015	1,955
					7.88%, 09/01/2019	147	169
Station Casinos LLC					Gannett Co Inc
7.50%, 03/01/2021	4,260	4,505			5.13%, 10/15/2019(d)	3,080	3,149
Studio City Finance Ltd					5.13%, 07/15/2020	1,805	1,823
8.50%, 12/01/2020(d)	1,675	1,838
					6.38%, 10/15/2023(d)	1,465	1,546
Wynn Las Vegas LLC / Wynn Las Vegas					7.13%, 09/01/2018	4,780	4,965
Capital Corp					Gray Television Inc
7.75%, 08/15/2020	3,281	3,535			7.50%, 10/01/2020	1,435	1,501
Wynn Macau Ltd					Liberty Interactive LLC
5.25%, 10/15/2021(d)	2,150	2,150
					8.25%, 02/01/2030	750	829
		$29,620			McGraw-Hill Global Education Holdings LLC
Machinery - Construction & Mining - 0.22%					/ McGraw-Hill Global Education Finance
BlueLine Rental Finance Corp					9.75%, 04/01/2021	386	430
7.00%, 02/01/2019(d)	1,610	1,674			Nielsen Finance LLC / Nielsen Finance Co
Terex Corp					5.00%, 04/15/2022(d)	7,196	7,088
6.00%, 05/15/2021	1,105	1,158			Numericable Group SA
6.50%, 04/01/2020	950	1,009			4.88%, 05/15/2019(d)	3,975	3,995
					6.00%, 05/15/2022(d)	7,662	7,700
		$3,841			6.25%, 05/15/2024(d)	2,567	2,580
Machinery - Diversified - 0.39%					Quebecor Media Inc
Case New Holland Industrial Inc					5.75%, 01/15/2023	590	596
7.88%, 12/01/2017	3,580	4,085			Quebecor World PLC
Columbus McKinnon Corp/NY					0.00%, 01/15/2015(a),(b),(c)	480	5
7.88%, 02/01/2019	750	795			0.00%, 11/15/2025(a),(b),(c)	1,075	11
					0.00%, 08/01/2027(a),(b),(c)	830	8

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Media (continued)					Miscellaneous Manufacturing (continued)
Radio One Inc					Bombardier Inc (continued)
9.25%, 02/15/2020(d)	$300		$317		6.00%, 10/15/2022(d)	$2,454	$2,405
Sinclair Television Group Inc					6.13%, 01/15/2023(d)	398	392
5.38%, 04/01/2021	1,541		1,543		7.50%, 03/15/2018(d)	800	874
5.63%, 08/01/2024(d)	585		577		JB Poindexter & Co Inc
6.13%, 10/01/2022	630		650		9.00%, 04/01/2022(d)	1,299	1,437
6.38%, 11/01/2021	175		184		JM Huber Corp
Sirius XM Radio Inc					9.88%, 11/01/2019(d)	435	492
4.25%, 05/15/2020(d)	1,250		1,203				$6,262
4.63%, 05/15/2023(d)	1,200		1,116
5.75%, 08/01/2021(d)	800		820		Office & Business Equipment - 0.06%
6.00%, 07/15/2024(d)	973		978		CDW LLC / CDW Finance Corp
Time Inc					8.50%, 04/01/2019	900	956
5.75%, 04/15/2022(d)	440		436
Unitymedia Hessen GmbH & Co KG /					Oil & Gas - 9.75%
Unitymedia NRW GmbH					Antero Resources Corp
5.50%, 01/15/2023(d)	475		477		5.13%, 12/01/2022(d)	3,699	3,690
Univision Communications Inc					Antero Resources Finance Corp
5.13%, 05/15/2023(d)	925		950		5.38%, 11/01/2021	1,795	1,817
6.75%, 09/15/2022(d)	4,237		4,565		6.00%, 12/01/2020	1,587	1,654
6.88%, 05/15/2019(d)	5,265		5,528		Baytex Energy Corp
7.88%, 11/01/2020(d)	1,500		1,613		5.13%, 06/01/2021(d)	238	236
8.50%, 05/15/2021(d)	925		999		5.63%, 06/01/2024(d)	238	234
Videotron Ltd					Chesapeake Energy Corp
5.00%, 07/15/2022	245		247		3.25%, 03/15/2016	254	254
5.38%, 06/15/2024(d)	1,299		1,299		4.88%, 04/15/2022	6,783	6,766
VTR Finance BV					5.38%, 06/15/2021	640	657
6.88%, 01/15/2024(d)	1,362		1,411		5.75%, 03/15/2023	640	683
			$140,386		6.13%, 02/15/2021	3,022	3,279
					6.50%, 08/15/2017	1,270	1,372
Mining - 1.10%					6.63%, 08/15/2020	1,915	2,134
Alcoa Inc					Cimarex Energy Co
5.40%, 04/15/2021	653		698
5.72%, 02/23/2019	785		858		4.38%, 06/01/2024	657	671
					5.88%, 05/01/2022	2,452	2,678
5.87%, 02/23/2022	508		552		CITGO Petroleum Corp
5.90%, 02/01/2027	719		766		6.25%, 08/15/2022(d)	862	888
6.15%, 08/15/2020	647		712		Comstock Resources Inc
6.75%, 01/15/2028	526		584		7.75%, 04/01/2019	550	579
Aleris International Inc
7.63%, 02/15/2018	356		365		9.50%, 06/15/2020	1,201	1,342
					Concho Resources Inc
7.88%, 11/01/2020	545		560		5.50%, 04/01/2023	2,930	3,032
Coeur Mining Inc
7.88%, 02/01/2021	1,598		1,558		6.50%, 01/15/2022	1,045	1,113
					7.00%, 01/15/2021	975	1,043
Constellium 5.75%, 05/15/2024 NV (d)	344		354		Denbury Resources Inc
					4.63%, 07/15/2023	3,655	3,417
First 6.75%, Quantum 02/15/2020 Minerals (d) Ltd	769		784		Energy XXI Gulf Coast Inc
					6.88%, 03/15/2024(d)	621	618
7.00%, 02/15/2021(d)	769		792
7.25%, 10/15/2019(d)	500		520		7.50%, 12/15/2021	1,412	1,476
7.25%, 05/15/2022(d)	959		987		EP Energy LLC / EP Energy Finance Inc
FMG Resources August 2006 Pty Ltd					9.38%, 05/01/2020	9,789	10,842
6.00%, 04/01/2017(d)	268		273		EP Energy LLC / Everest Acquisition Finance
6.88%, 02/01/2018(d)	1,033		1,072		Inc
6.88%, 04/01/2022(d)	863		918		6.88%, 05/01/2019	330	346
8.25%, 11/01/2019(d)	790		847		7.75%, 09/01/2022	1,552	1,692
Hecla Mining Co					EXCO Resources Inc
6.88%, 05/01/2021	1,977		1,933		7.50%, 09/15/2018	4,945	4,834
					8.50%, 04/15/2022	3,012	3,027
HudBay Minerals Inc					Halcon Resources Corp
9.50%, 10/01/2020	141		155
New Gold Inc					9.25%, 02/15/2022	1,730	1,819
6.25%, 11/15/2022(d)	1,000		1,053		9.75%, 07/15/2020	360	385
					Hilcorp Energy I LP / Hilcorp Finance Co
Novelis Inc/GA					5.00%, 12/01/2024(d)	531	524
8.75%, 12/15/2020	1,750		1,890		7.63%, 04/15/2021(d)	1,331	1,428
Taseko Mines Ltd					8.00%, 02/15/2020(d)	1,150	1,225
7.75%, 04/15/2019	845		845		Jones Energy Holdings LLC / Jones Energy
			$19,076		Finance Corp
Miscellaneous Manufacturing - 0.36%					6.75%, 04/01/2022(d)	1,500	1,560
Bombardier Inc
4.75%, 04/15/2019(d)	683		662

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)					Oil & Gas (continued)
Linn Energy LLC / Linn Energy Finance					Swift Energy Co
Corp					7.13%, 06/01/2017	$375	$380
6.25%, 11/01/2019(e)	$5,680		$5,765		7.88%, 03/01/2022	1,265	1,322
7.75%, 02/01/2021	5,846		6,124		Talos Production LLC / Talos Production
8.63%, 04/15/2020	6,725		7,103		Finance Inc
MEG Energy Corp					9.75%, 02/15/2018(d)	656	681
6.50%, 03/15/2021(d)	700		719		Tesoro Corp
7.00%, 03/31/2024(d)	350		370		5.13%, 04/01/2024	328	318
Memorial Resource Development Corp					Ultra Petroleum Corp
5.88%, 07/01/2022(d)	1,555		1,512		5.75%, 12/15/2018(d)	1,550	1,612
Newfield Exploration Co					Unit Corp
5.63%, 07/01/2024	3,999		4,319		6.63%, 05/15/2021	2,750	2,888
5.75%, 01/30/2022	8,470		9,232		W&T Offshore Inc
6.88%, 02/01/2020	500		520		8.50%, 06/15/2019	1,654	1,762
7.13%, 05/15/2018	300		308		Whiting Petroleum Corp
Oasis Petroleum Inc					5.00%, 03/15/2019	2,940	3,079
6.88%, 03/15/2022(d)	800		866		WPX Energy Inc
Ocean Rig UDW Inc					5.25%, 01/15/2017	1,250	1,313
7.25%, 04/01/2019(d)	551		530		6.00%, 01/15/2022	3,518	3,676
Parker Drilling Co							$168,457
6.75%, 07/15/2022(d)	600		612
7.50%, 08/01/2020	944		1,003		Oil & Gas Services - 0.76%
Plains Exploration & Production Co					Basic Energy Services Inc
6.75%, 02/01/2022	838		947		7.75%, 02/15/2019	150	157
6.88%, 02/15/2023	519		601		7.75%, 10/15/2022	1,179	1,276
Precision Drilling Corp					CGG SA
					6.88%, 01/15/2022(d)	755	727
5.25%, 11/15/2024(d)	903		885
6.50%, 12/15/2021	435		462		Compressco Partners LP / Compressco
6.63%, 11/15/2020	740		773		Finance Inc
					7.25%, 08/15/2022(d),(g)	980	968
QEP Resources Inc
5.25%, 05/01/2023	1,059		1,059		Exterran Partners LP / EXLP Finance Corp
					6.00%, 10/01/2022(d)	580	577
5.38%, 10/01/2022	1,875		1,908
6.88%, 03/01/2021	1,375		1,523		Hiland Partners LP / Hiland Partners Finance
Range Resources Corp					Corp
					5.50%, 05/15/2022(d)	294	293
5.00%, 03/15/2023	700		719		7.25%, 10/01/2020(d)	2,565	2,738
5.75%, 06/01/2021	2,755		2,907
Rosetta Resources Inc					Key Energy Services Inc
5.63%, 05/01/2021	3,510		3,536		6.75%, 03/01/2021	1,659	1,692
5.88%, 06/01/2022	3,709		3,773		Petroleum Geo-Services ASA
					7.38%, 12/15/2018(d)	1,023	1,074
5.88%, 06/01/2024	869		886
Sabine Oil & Gas LLC / Sabine Oil & Gas					Pioneer Energy Services Corp
					6.13%, 03/15/2022(d)	908	935
Finance Corp
9.75%, 02/15/2017	775		808		Sea Trucks Group
					9.00%, 03/26/2018(d)	1,100	1,067
Samson Investment Co
10.75%, 02/15/2020(d),(e)	2,160		2,187		Trinidad Drilling Ltd
					7.88%, 01/15/2019(d)	1,525	1,601
Sanchez Energy Corp
6.13%, 01/15/2023(d)	375		374				$13,105
SandRidge Energy Inc					Packaging & Containers - 1.62%
7.50%, 03/15/2021	5,496		5,716		Ardagh Packaging Finance PLC
7.50%, 02/15/2023	2,335		2,434		9.13%, 10/15/2020(d)	641	692
8.13%, 10/15/2022	3,845		4,095		Ardagh Packaging Finance PLC / Ardagh
Seadrill Ltd					Holdings USA Inc
6.13%, 09/15/2020(d)	850		844		6.25%, 01/31/2019(d)	335	334
6.50%, 10/05/2015	500		523		7.00%, 11/15/2020(d)	137	135
Seventy Seven Energy Inc					9.13%, 10/15/2020(d)	197	212
6.50%, 07/15/2022(d)	471		473		Ball Corp
Seventy Seven Operating LLC					4.00%, 11/15/2023	600	553
6.63%, 11/15/2019	575		604		5.00%, 03/15/2022	575	574
SM Energy Co					5.75%, 05/15/2021	290	302
5.00%, 01/15/2024	680		670		6.75%, 09/15/2020	250	263
6.50%, 11/15/2021	1,670		1,791		Berry Plastics Corp
6.50%, 01/01/2023	250		268		5.50%, 05/15/2022	2,715	2,647
6.63%, 02/15/2019	1,433		1,494		9.75%, 01/15/2021	13,430	14,974
Stone Energy Corp					Beverage Packaging Holdings Luxembourg II
7.50%, 11/15/2022	2,038		2,186		SA / Beverage Packaging Holdings II
Summit Midstream Holdings LLC / Summit					5.63%, 12/15/2016(d)	1,370	1,377
Midstream Finance Corp					6.00%, 06/15/2017(d)	2,225	2,211
5.50%, 08/15/2022	315		315		Constar International
7.50%, 07/01/2021	337		367		0.00%, PIK 0.00%, 12/31/2017(a),(b),(c),(e),(f)	605	100

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's) Value (000's)

Packaging & Containers (continued)						Pipelines (continued)
Crown Americas LLC / Crown Americas						Regency Energy Partners LP / Regency Energy
Capital Corp IV						Finance Corp
4.50%, 01/15/2023	$624		$590			4.50%, 11/01/2023	$1,855	$1,767
Graphic Packaging International Inc						5.00%, 10/01/2022	432	427
4.75%, 04/15/2021	714		716			5.50%, 04/15/2023	1,930	1,949
Sealed Air Corp						5.88%, 03/01/2022	3,101	3,240
5.25%, 04/01/2023(d)	367		361			6.50%, 07/15/2021	2,125	2,268
6.50%, 12/01/2020(d)	500		548			6.88%, 12/01/2018	2,565	2,674
8.13%, 09/15/2019(d)	750		811			Rose Rock Midstream LP / Rose Rock Finance
8.38%, 09/15/2021(d)	575		643			Corp
			$28,043			5.63%, 07/15/2022(d)	422	423
						Sabine Pass Liquefaction LLC
Pharmaceuticals - 2.21%						5.63%, 02/01/2021(e)	411	425
Endo Finance LLC						5.63%, 04/15/2023	2,674	2,714
5.75%, 01/15/2022(d)	975		970
						5.75%, 05/15/2024(d)	635	645
Endo Finance LLC & Endo Finco Inc						6.25%, 03/15/2022(d)	560	590
5.38%, 01/15/2023(d)	5,230		5,047
7.00%, 07/15/2019(d)	1,560		1,642			SemGroup Corp
7.00%, 12/15/2020(d)	207		218			7.50%, 06/15/2021	484	522
7.25%, 01/15/2022(d)	3,395		3,590			Southern Star Central Corp
						5.13%, 07/15/2022(d)	350	350
Grifols Worldwide Operations Ltd						Targa Resources Partners LP / Targa
5.25%, 04/01/2022(d)	660		663
						Resources Partners Finance Corp
Salix Pharmaceuticals Ltd						5.25%, 05/01/2023	850	863
6.00%, 01/15/2021(d)	490		512
						6.38%, 08/01/2022	1,300	1,378
Valeant Pharmaceuticals International Inc						6.88%, 02/01/2021	250	264
5.63%, 12/01/2021(d)	2,440		2,428
6.38%, 10/15/2020(d)	12,995		13,417			Tesoro Logistics LP / Tesoro Logistics Finance
6.75%, 10/01/2017(d)	500		515			Corp
6.75%, 08/15/2021(d)	600		624			5.88%, 10/01/2020	1,176	1,211
6.75%, 08/15/2018(d)	2,739		2,862			6.13%, 10/15/2021	775	806
6.88%, 12/01/2018(d)	2,485		2,566					$51,671
7.00%, 10/01/2020(d)	850		888			Real Estate - 0.16%
7.25%, 07/15/2022(d)	875		928			Kennedy-Wilson Inc
7.50%, 07/15/2021(d)	1,208		1,305			5.88%, 04/01/2024	494	495
			$38,175			Mattamy Group Corp
						6.50%, 11/15/2020(d)	647	657
Pipelines - 2.99%						Realogy Group LLC
Access Midstream Partners LP / ACMP						7.63%, 01/15/2020(d)	1,415	1,525
Finance Corp								$2,677
4.88%, 05/15/2023	3,527		3,633
4.88%, 03/15/2024	1,060		1,092		REITS	- 0.20%
5.88%, 04/15/2021	1,168		1,229			Crown Castle International Corp
6.13%, 07/15/2022	4,176		4,463			4.88%, 04/15/2022	567	561
Atlas Pipeline Partners LP / Atlas Pipeline						5.25%, 01/15/2023	1,056	1,067
Finance Corp						MPT Operating Partnership LP / MPT Finance
4.75%, 11/15/2021	775		732			Corp
5.88%, 08/01/2023	729		716			5.50%, 05/01/2024	1,865	1,907
Crestwood Midstream Partners LP / Crestwood								$3,535
Midstream Finance Corp
6.13%, 03/01/2022(d)	727		751			Retail - 2.69%
Energy Transfer Equity LP						AmeriGas Finance LLC/AmeriGas Finance
5.88%, 01/15/2024(d)	1,560		1,591			Corp
5.88%, 01/15/2024	1,150		1,173			6.75%, 05/20/2020	3,250	3,421
7.50%, 10/15/2020	2,522		2,818			7.00%, 05/20/2022	4,238	4,535
Genesis Energy LP						AmeriGas Partners LP/AmeriGas Finance
5.63%, 06/15/2024	625		631			Corp
Genesis Energy LP / Genesis Energy Finance						6.25%, 08/20/2019	1,125	1,173
Corp						CEC Entertainment Inc
						8.00%, 02/15/2022(d)	860	866
5.75%, 02/15/2021	725		732
7.88%, 12/15/2018	1,375		1,456			Claire's Stores Inc
						6.13%, 03/15/2020(d)	728	664
Kinder Morgan Inc/DE
5.00%, 02/15/2021(d)	484		491			8.88%, 03/15/2019	2,463	2,013
						9.00%, 03/15/2019(d)	1,527	1,538
5.63%, 11/15/2023(d)	484		499
MarkWest Energy Partners LP / MarkWest						CST Brands Inc
Energy Finance Corp						5.00%, 05/01/2023	1,535	1,516
4.50%, 07/15/2023	3,624		3,569			Ferrellgas LP / Ferrellgas Finance Corp
						6.75%, 01/15/2022(d)	3,090	3,221
5.50%, 02/15/2023	1,975		2,049
6.25%, 06/15/2022	569		605			Guitar Center Inc
						6.50%, 04/15/2019(d)	611	580
6.75%, 11/01/2020	865		925
						L Brands Inc
						5.63%, 02/15/2022	1,715	1,801

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)					Software (continued)
L Brands Inc (continued)					First Data Corp (continued)
5.63%, 10/15/2023	$2,220		$2,347		7.38%, 06/15/2019(d)	$2,405	$2,525
6.63%, 04/01/2021	459		512		8.25%, 01/15/2021(d)	2,248	2,405
8.50%, 06/15/2019	1,500		1,807		8.75%, PIK 10.00%, 01/15/2022(d),(f)	1,145	1,230
Landry's Inc					11.75%, 08/15/2021	2,912	3,400
9.38%, 05/01/2020(d)	725		787		12.63%, 01/15/2021	9,820	11,698
Men's Wearhouse Inc/The					10.63%, 06/15/2021	1,909	2,168
7.00%, 07/01/2022(d)	398		414		11.25%, 01/15/2021	2,069	2,343
Michaels FinCo Holdings LLC / Michaels					IMS Health Inc
FinCo Inc					6.00%, 11/01/2020(d)	823	860
7.50%, PIK 8.25%, 08/01/2018(d),(f)	1,015		1,025		Infor Software Parent LLC / Infor Software
Neebo Inc					Parent Inc
15.00%, 06/30/2016(d)	328		342		7.13%, PIK 7.88%, 05/01/2021(d),(f)	567	561
Neiman Marcus Group LTD LLC					Infor US Inc
8.00%, 10/15/2021(d)	1,029		1,086		9.38%, 04/01/2019	1,000	1,093
New Albertsons Inc					Nuance Communications Inc
6.63%, 06/01/2028	66		55		5.38%, 08/15/2020(d)	1,160	1,172
7.75%, 06/15/2026	735		717		Sophia LP / Sophia Finance Inc
8.00%, 05/01/2031	405		390		9.75%, 01/15/2019(d)	2,555	2,759
8.70%, 05/01/2030	95		94				$38,693
Party City Holdings Inc
8.88%, 08/01/2020	1,380		1,487		Telecommunications - 11.31%
Radio Systems Corp					Alcatel-Lucent USA Inc
					4.63%, 07/01/2017(d)	787	793
8.38%, 11/01/2019(d)	1,712		1,879
Real Mex Restaurants Inc					6.45%, 03/15/2029	794	766
					6.75%, 11/15/2020(d)	897	915
11.00%, PIK 0.94%, 03/21/2016(b),(c),(f)	174		174
Rite Aid Corp					Altice Financing SA
					6.50%, 01/15/2022(d)	478	491
6.75%, 06/15/2021	750		780		7.88%, 12/15/2019(d)	262	283
8.00%, 08/15/2020	4,243		4,598
9.25%, 03/15/2020	1,430		1,602		Altice Finco SA
					8.13%, 01/15/2024(d)	200	213
Sally Holdings LLC / Sally Capital Inc					9.88%, 12/15/2020(d)	200	226
5.50%, 11/01/2023	742		764
Sears Holdings Corp					Altice SA
					7.75%, 05/15/2022(d)	4,944	5,055
6.63%, 10/15/2018	2,473		2,235
Suburban Propane Partners LP/Suburban					Avaya Inc
					7.00%, 04/01/2019(d)	915	894
Energy Finance Corp					9.00%, 04/01/2019(d)	900	918
7.38%, 08/01/2021	797		855		10.50%, 03/01/2021(d)	954	835
Tops Holding Corp / Tops Markets LLC
8.88%, 12/15/2017	1,055		1,142		CenturyLink Inc
			$46,420		6.45%, 06/15/2021	4,080	4,386
					6.75%, 12/01/2023	895	971
Semiconductors - 0.44%					Cincinnati Bell Inc
Advanced Micro Devices Inc					8.38%, 10/15/2020	346	375
6.75%, 03/01/2019(d)	828		849		8.75%, 03/15/2018	292	306
7.00%, 07/01/2024(d)	650		634		Citizens Communications Co
7.75%, 08/01/2020	705		726		7.13%, 03/15/2019	3,040	3,359
Amkor Technology Inc					Clearwire Communications LLC/Clearwire
6.38%, 10/01/2022	521		542		Finance Inc
6.63%, 06/01/2021	206		215		14.75%, 12/01/2016(d)	1,240	1,590
Freescale Semiconductor Inc					CommScope Inc
5.00%, 05/15/2021(d)	205		204		5.00%, 06/15/2021(d)	580	574
6.00%, 01/15/2022(d)	1,764		1,817		5.50%, 06/15/2024(d)	790	786
8.05%, 02/01/2020	1,088		1,156		Embarq Corp
Micron Technology Inc					8.00%, 06/01/2036	8,681	9,484
5.50%, 02/01/2025(d)	712		708		Frontier Communications Corp
NXP BV / NXP Funding LLC					7.63%, 04/15/2024	1,100	1,147
3.50%, 09/15/2016(d)	200		201		8.50%, 04/15/2020	410	473
5.75%, 02/15/2021(d)	297		309		8.75%, 04/15/2022	210	239
5.75%, 03/15/2023(d)	232		239		9.00%, 08/15/2031	4,608	4,908
			$7,600		9.25%, 07/01/2021	1,417	1,651
					Goodman Networks Inc
Software - 2.24%					12.13%, 07/01/2018	1,528	1,650
Activision Blizzard Inc					Hughes Satellite Systems Corp
5.63%, 09/15/2021(d)	3,120		3,276
6.13%, 09/15/2023(d)	1,010		1,088		6.50%, 06/15/2019	1,735	1,915
					Inmarsat Finance PLC
Audatex North America Inc					4.88%, 05/15/2022(d)	2,240	2,218
6.00%, 06/15/2021(d)	1,048		1,098
6.13%, 11/01/2023(d)	96		100		Intelsat Jackson Holdings SA
					5.50%, 08/01/2023	7,580	7,277
First Data Corp					6.63%, 12/15/2022	3,380	3,414
6.75%, 11/01/2020(d)	869		917
					7.25%, 10/15/2020	1,570	1,656

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2014 (unaudited)

		Principal					Principal
BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)						Telecommunications (continued)
Intelsat Jackson Holdings SA	(continued)					T-Mobile USA Inc (continued)
7.50%, 04/01/2021		$650		$694		6.63%, 04/01/2023	$1,108	$1,163
8.50%, 11/01/2019		2,490		2,627		6.73%, 04/28/2022	5,233	5,481
Intelsat Luxembourg SA						6.84%, 04/28/2023	2,611	2,767
7.75%, 06/01/2021		3,581		3,661		tw telecom holdings inc
8.13%, 06/01/2023		2,924		3,041		5.38%, 10/01/2022	2,020	2,187
Level 3 Communications Inc						UPCB Finance III Ltd
8.88%, 06/01/2019		630		680		6.63%, 07/01/2020(d)	2,115	2,232
11.88%, 02/01/2019		3,819		4,191		UPCB Finance V Ltd
Level 3 Escrow II Inc						7.25%, 11/15/2021(d)	695	754
5.38%, 08/15/2022(d),(g)		626		614		UPCB Finance VI Ltd
Level 3 Financing Inc						6.88%, 01/15/2022(d)	840	899
3.82%, 01/15/2018(d),(e)		230		232		Virgin Media Finance PLC
6.13%, 01/15/2021(d)		2,718		2,813		6.38%, 04/15/2023(d)	578	607
7.00%, 06/01/2020		1,467		1,561		8.38%, 10/15/2019	444	466
8.13%, 07/01/2019		8,070		8,595		Virgin Media Secured Finance PLC
8.63%, 07/15/2020		2,475		2,692		5.38%, 04/15/2021(d)	1,425	1,439
9.38%, 04/01/2019		3,325		3,558		West Corp
MetroPCS Wireless Inc						5.38%, 07/15/2022(d)	1,432	1,389
6.63%, 11/15/2020		1,679		1,763		Wind Acquisition Finance SA
NII Capital Corp						4.75%, 07/15/2020(d)	4,165	4,071
7.63%, 04/01/2021		3,317		879		7.38%, 04/23/2021(d)	849	885
NII International Telecom SCA						Windstream Corp
7.88%, 08/15/2019(d)		810		668		7.50%, 06/01/2022	4,279	4,611
11.38%, 08/15/2019(d)		873		733		7.50%, 04/01/2023	481	512
Nokia OYJ						7.75%, 10/15/2020	915	979
5.38%, 05/15/2019		617		654		7.75%, 10/01/2021	1,475	1,591
6.63%, 05/15/2039		216		231		7.88%, 11/01/2017	145	166
Qwest Capital Funding Inc						8.13%, 09/01/2018	275	287
6.88%, 07/15/2028		159		160				$195,526
7.75%, 02/15/2031		1,250		1,281
Qwest Corp						Transportation - 0.43%
6.88%, 09/15/2033		4,436		4,475		Bluewater Holding BV
						10.00%, 12/10/2019(d)	2,100	2,257
7.25%, 09/15/2025		310		360
SBA Communications Corp						Martin Midstream Partners LP / Martin
4.88%, 07/15/2022(d)		970		926		Midstream Finance Corp
SBA Telecommunications Inc						7.25%, 02/15/2021	1,043	1,093
5.75%, 07/15/2020		1,280		1,328		Navios South American Logistics Inc / Navios
SoftBank Corp						Logistics Finance US Inc
						7.25%, 05/01/2022(d)	1,289	1,315
4.50%, 04/15/2020(d)		1,988		1,993
Sprint Capital Corp						PHI Inc
						5.25%, 03/15/2019(d)	419	421
6.88%, 11/15/2028		2,465		2,403
6.90%, 05/01/2019		1,634		1,748		Ridgebury Crude Tankers LLC
						7.63%, 03/20/2017(d)	468	479
8.75%, 03/15/2032		6,135		6,810
Sprint Communications Inc						Ultrapetrol Bahamas Ltd
6.00%, 12/01/2016		1,567		1,692		8.88%, 06/15/2021	1,697	1,820
6.00%, 11/15/2022		1,718		1,692				$7,385
7.00%, 03/01/2020(d)		884		995		Trucking & Leasing - 0.05%
7.00%, 08/15/2020		3,770		3,996		Jurassic Holdings III Inc
9.00%, 11/15/2018(d)		3,261		3,823		6.88%, 02/15/2021(d)	810	806
11.50%, 11/15/2021		374		495
Sprint Corp						TOTAL BONDS	$1,542,198
7.13%, 06/15/2024(d)		4,193		4,277
7.25%, 09/15/2021(d)		3,071		3,270			Principal
7.88%, 09/15/2023(d)		4,973		5,322		CONVERTIBLE BONDS - 0.04%	Amount (000's) Value (000's)
Syniverse Holdings Inc						Electric - 0.04%
9.13%, 01/15/2019		1,260		1,323		Upstate New York Power Producers Inc
Telecom Italia Capital SA						20.00%, 06/15/2017(c),(d)	267	614
6.00%, 09/30/2034		1,520		1,490
Telecom Italia SpA						Retail - 0.00%
5.30%, 05/30/2024(d)		880		854
						Real Mex Restaurants Inc
T-Mobile USA Inc						1.12%, PIK 0.00%, 03/21/2018(b),(c),(f)	81	—
5.25%, 09/01/2018		467		481
6.13%, 01/15/2022		1,585		1,631		TOTAL CONVERTIBLE BONDS		$614
6.25%, 04/01/2021		975		1,019
6.46%, 04/28/2019		318		332
6.50%, 01/15/2024		1,407		1,467
6.54%, 04/28/2020		3,455		3,610
6.63%, 04/28/2021		3,936		4,132

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS -	Principal		SENIOR FLOATING RATE INTERESTS	Principal
7.67%	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Advertising - 0.29%			Computers - 0.02%
inVentiv Health Inc, Term Loan			CDW LLC, Term Loan B
0.00%, 05/15/2018(e),(h)	$867	$871	3.25%, 04/30/2020(e)	$296	$292
RH Donnelley Inc, Term Loan
9.75%, 10/24/2014(e)	344	257
9.75%, 10/24/2014(e)	437	327	Consumer Products - 0.09%
			Dell International LLC, Term Loan B
Vertis Inc, Term Loan EXIT			4.50%, 03/24/2020(e)	1,587	1,583
0.00%, 12/31/2015(a),(e)	1,359	5
Visant Corp, Term Loan
5.25%, 12/22/2016(e)	3,528	3,515	Diversified Financial Services - 0.48%
		$4,975	Delos Finance Sarl, Term Loan B
			3.50%, 02/26/2021(e)	1,265	1,260
Aerospace & Defense - 0.03%			Nuveen Investments Inc, Term Loan B
Ducommun Inc, Term Loan B1			4.16%, 05/13/2017(e)	5,115	5,106
4.75%, 06/30/2017(e)	526	527
			Sears Roebuck Acceptance Corp, Term Loan
			B
Airlines - 0.05%			5.50%, 06/30/2018(e)	1,169	1,169
Delta Air Lines Inc, Term Loan B1			Walter Investment Management Corp, Term
3.25%, 10/18/2018(e)	848	845	Loan
			4.75%, 12/11/2020(e)	717	706

Automobile Manufacturers - 0.40%					$8,241
Chrysler Group LLC, Term Loan B			Electric - 0.45%
3.25%, 12/31/2018(e)	2,095	2,076	Energy Future Intermediate Holding Co LLC,
3.50%, 05/24/2017(e)	1,242	1,238	DIP Term Loan
Navistar Inc, Term Loan B			4.25%, 06/10/2016(e)	433	433
5.75%, 08/16/2017(e)	3,307	3,326	Texas Competitive Electric Holdings Co LLC,
Wabash National Corp, Term Loan B			DIP Term Loan
4.50%, 05/04/2019(e)	365	365	3.75%, 05/05/2016(e)	324	326
		$7,005	3.75%, 05/13/2016(e)	313	315
			Texas Competitive Electric Holdings Co LLC,
Automobile Parts & Equipment - 0.04%			Term Loan EXT
Remy International Inc, Term Loan B			4.65%, 10/10/2017(e)	4,239	3,224
4.25%, 02/28/2020(e)	719	718
			Texas Competitive Electric Holdings Co LLC,
			Term Loan NONEXT
Chemicals - 0.14%			0.00%, 10/10/2014(e),(h)	134	102
Axalta Coating Systems US Holdings Inc,			4.65%, 10/10/2014(e)	4,355	3,315
Term Loan					$7,715
4.00%, 02/01/2020(e)	775	770
4.00%, 02/01/2020(e)	1,084	1,076	Entertainment - 0.52%
AZ Chem US Inc, Term Loan			American Casino & Entertainment Properties
7.50%, 06/10/2022(e)	247	250	LLC, Term Loan B
			4.50%, 07/03/2019(e)	569	569
Emerald Performance Materials LLC, Term			Delta 2 Lux Sarl, Term Loan
Loan			0.00%, 07/29/2022(e),(h)	750	750
0.00%, 07/22/2022(e),(h)	50	50
OCI Beaumont LLC, Term Loan B3			Graton Economic Development Authority,
5.00%, 08/20/2019 (e)	213	215	Term Loan B
			9.00%, 08/14/2018(e)	315	324
		$2,361	9.00%, 08/14/2018(e)	2,903	2,986
Coal- 0.12%			Mohegan Tribal Gaming Authority, Term
Peabody Energy Corp, Term Loan B			Loan
4.25%, 09/20/2020(e)	2,090	2,083	5.50%, 11/19/2019(e)	3,214	3,241
			Shingle Springs Tribal Gaming Authority,
			Term Loan B
Commercial Services - 0.31%			6.25%, 08/22/2019(e)	587	604
Catalent Pharma Solutions Inc, Term Loan			WMG Acquisition Corp, Term Loan B
6.50%, 12/31/2017(e)	1,250	1,253
			3.75%, 07/20/2020(e)	449	439
Ceridian LLC, Term Loan B					$8,913
4.40%, 05/31/2017(e)	211	211
4.41%, 05/09/2017(e)	1,910	1,910	Food- 0.68%
Harland Clarke Holdings Corp, Term Loan			Aramark Services Inc, Term Loan F
B2			3.25%, 02/21/2021(e)	2,618	2,590
5.48%, 06/30/2017(e)	516	517	Dole Food Co Inc, Term Loan B
5.48%, 06/30/2017(e)	82	82	4.50%, 10/25/2018(e)	163	163
ServiceMaster Co LLC/The, Term Loan B			4.50%, 12/01/2018(e)	67	67
4.25%, 06/25/2021(e)	1,195	1,178	4.50%, 12/01/2018(e)	163	163
St George's University, Term Loan			4.50%, 12/01/2018(e)	163	163
8.50%, 12/14/2017(e)	187	188	4.50%, 12/01/2018(e)	163	163
		$5,339	4.50%, 12/01/2018(e)	163	163
			4.50%, 12/01/2018(e)	163	163
			4.50%, 12/01/2018(e)	163	163

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2014 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Food (continued)			Media (continued)
	HJ Heinz Co, Term Loan B2			Univision Communications Inc, Term Loan
	3.50%, 06/05/2020(e)	$2,534	$2,532	C4
	3.50%, 03/27/2020(e)	2,612	2,610	4.00%, 03/01/2020(e)	$1,007	$1,000
	SUPERVALU Inc, Term Loan					$17,118
	4.50%, 03/21/2019(e)	2,798	2,789
			$11,729	Oil & Gas - 0.26%
				Alon USA Partners LP, Term Loan B
	Healthcare - Services - 0.38%			9.25%, 11/13/2018(e)	142	146
	CHS/Community Health Systems Inc, Term			Drillships Ocean Ventures Inc, Term Loan B
	Loan D			5.50%, 07/16/2021(e)	512	514
	4.25%, 01/27/2021(e)	1,358	1,360	Fieldwood Energy LLC, Term Loan
	MPH Acquisition Holdings LLC, Term Loan			8.38%, 09/30/2020(e)	1,615	1,646
	B			MEG Energy Corp, Term Loan B
	4.00%, 03/19/2021(e)	3,147	3,129	3.75%, 03/31/2020(e)	582	582
	United Surgical Partners International Inc,			Sabine Oil & Gas LLC, Term Loan
	Term Loan			8.75%, 01/18/2018(e)	667	679
	4.75%, 04/03/2019(e)	2,133	2,122	Shelf Drilling Midco Ltd, PIK Term Loan B
			$6,611	10.00%, PIK 0.75%, 10/08/2018(e),(f)	460	470
				Vantage Energy LLC, Term Loan
	Internet - 0.05%			8.50%, 12/27/2018(e)	426	430
	Go Daddy Operating Co LLC, Term Loan B					$4,467
	4.75%, 05/05/2021(e)	581	578
	Zayo Group LLC, Term Loan B			Oil & Gas Services - 0.06%
	4.00%, 06/15/2019(e)	239	237	Floatel International Ltd, Term Loan B
			$815	6.00%, 05/22/2020(e)	554	556
				Stallion Oilfield Holdings Inc, Term Loan
	Lodging - 0.48%			8.00%, 06/11/2018(e)	471	477
	Hilton Worldwide Finance LLC, Term Loan					$1,033
	B
	3.50%, 09/23/2020(e)	350	348	Real Estate - 0.19%
	3.50%, 10/26/2020(e)	147	146	Realogy Group LLC, Term Loan B
	3.50%, 09/23/2020(e)	3,860	3,834	3.75%, 03/05/2020(e)	3,403	3,369
	ROC Finance LLC, Term Loan B
	5.00%, 03/27/2019(e)	1,273	1,241
	Station Casinos LLC, Term Loan B			Retail - 0.41%
	4.25%, 02/25/2018(e)	1,052	1,048	J Crew Group Inc, Term Loan B
				4.00%, 02/26/2021(e)	270	263
	4.25%, 02/25/2020(e)	1,607	1,600
				4.00%, 02/26/2021(e)	318	310
			$8,217	4.00%, 02/26/2021(e)	355	346
Media	- 0.99%			4.00%, 02/26/2021(e)	442	431
	Clear Channel Communications Inc, Term			JC Penney Corp Inc, Term Loan
	Loan B			6.00%, 05/21/2018(e)	2,577	2,601
	3.80%, 01/29/2016(e)	3,093	3,059	Rite Aid Corp, Term Loan 1
	Clear Channel Communications Inc, Term			5.75%, 08/21/2020(e)	320	325
Loan B	-NEW			Rite Aid Corp, Term Loan 2
	3.80%, 01/29/2016(e)	968	958	4.88%, 06/11/2021(e)	1,889	1,903
	7.65%, 01/29/2016(e)	1,776	1,757	Serta Simmons Holdings LLC, Term Loan B
	Clear Channel Communications Inc, Term			4.25%, 09/19/2019(e)	353	353
Loan D	-EXT			4.25%, 10/01/2019(e)	290	290
	6.90%, 01/22/2019(e)	1,124	1,101	4.25%, 10/01/2019(e)	162	162
	6.91%, 01/23/2019(e)	2,172	2,128	4.25%, 10/01/2019(e)	34	34
	Clear Channel Communications Inc, Term			4.25%, 10/01/2019(e)	27	27
	Loan E					$7,045
	7.65%, 07/30/2019(e)	1,767	1,760
	Hubbard Broadcasting Inc, Term Loan B			Semiconductors - 0.55%
	4.50%, 04/29/2019(e)	393	394	Avago Technologies Cayman Ltd, Term Loan
				B
	McGraw-Hill Global Education Holdings			3.75%, 04/16/2019(e)	6,245	6,226
	LLC, Term Loan			3.75%, 04/16/2021(e)	669	667
	5.75%, 03/18/2019(e)	379	381
				Freescale Semiconductor Inc, Term Loan B4
	Radio One Inc, Term Loan B			4.25%, 02/13/2020(e)	1,712	1,702
	7.50%, 03/25/2016(e)	1,538	1,559
				4.25%, 02/28/2020(e)	568	564
	Tribune Media Co, Term Loan B
	4.00%, 11/20/2020(e)	796	793	Freescale Semiconductor Inc, Term Loan B5
				5.00%, 01/15/2021(e)	417	417
	TWCC Holding Corp, Term Loan
	3.50%, 02/13/2017(e)	650	643			$9,576
	Univision Communications Inc, Term Loan			Software - 0.26%
	C3			Ellucian Inc, Term Loan B
	4.00%, 03/01/2020(e)	380	378	4.00%, 07/19/2018(e)	1,681	1,673
	4.00%, 03/01/2020(e)	1,216	1,207	Evergreen Skills Lux Sarl, Term Loan
				4.00%, 04/08/2021(e)	409	406
				4.00%, 04/08/2021(e)	391	389

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2014 (unaudited)

					Portfolio Summary (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal				Sector	Percent
(continued)	Amount (000's)	Value	(000	's)	Communications	21 .77%
					Consumer, Non-cyclical	18 .98%
Software (continued)					Energy	15 .44%
First Data Corp, Term Loan B					Consumer, Cyclical	12 .44%
3.66%, 03/24/2017(e)	$1,546		$1,537		Financial	10 .66%
First Data Corp, Term Loan B1					Industrial	6.21%
3.67%, 09/24/2018(e)	574		567		Basic Materials	4.84%
			$4,572		Technology	4.14%
					Exchange Traded Funds	3.11%
Telecommunications - 0.40%					Utilities	3.08%
Alcatel-Lucent USA Inc, Term Loan C					Diversified	0.05%
4.50%, 01/29/2019(e)	711		709
					Liabilities in Excess of Other Assets, Net	(0.72)%
Altice Financing SA, Delay-Draw Term Loan					TOTAL NET ASSETS	100.00%
Loan DD
5.50%, 07/15/2019(e)	697		710
Cincinnati Bell Inc, Term Loan B
4.00%, 08/09/2020(e)	147		146
4.00%, 08/09/2020(e)	143		143
4.00%, 08/20/2020(e)	147		146
Integra Telecom Holdings Inc, Term Loan
5.25%, 02/22/2019(e)	1,220		1,222
Level 3 Financing Inc, Term Loan BI
3.95%, 01/15/2020(e)	1,115		1,111
Level 3 Financing Inc, Term Loan BIII
3.95%, 08/01/2019(e)	2,500		2,493
UPC Financing Partnership, Term Loan AH
3.25%, 06/10/2021(e)	310		307
			$6,987

Transportation - 0.02%
Navios Maritime Partners LP, Term Loan B
5.25%, 10/18/2020(e)	431		435

TOTAL SENIOR FLOATING RATE INTERESTS			$132,571
Total Investments			$1,741,058
Liabilities in Excess of Other Assets, Net - (0.72)%			$(12,518)
TOTAL NET ASSETS - 100.00%			$1,728,540

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)			Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $5,508 or 0.32% of net assets.
(d)			Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $476,997 or 27.60% of net assets.
(e)	Variable Rate. Rate shown is in effect at July 31, 2014.
(f)			Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g) Security purchased on a when-issued basis.
(h)			This Senior Floating Rate Note will settle after July 31, 2014, at which time the interest rate will be determined.

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2014 (unaudited)

	COMMON STOCKS - 0.00%	Shares Held	Value	(000	's)		Principal

	Computers - 0.00%					BONDS (continued)	Amount (000's)	Value	(000	's)
	SONICblue Inc (a),(b)	9,825,000		$—		Banks (continued)
						PNC Bank NA
						2.95%, 01/30/2023	$5,000		$4,869
	Adelphia Diversified Recovery Financial Trust Services (a),(b),(c) - 0.00%	658,740		5		PNC Financial Services Group Inc/The
						6.75%, 07/29/2049(d)	18,000		20,070
						SunTrust Bank/Atlanta GA
	Transportation - 0.00%					2.75%, 05/01/2023	15,000		14,371
	Trailer Bridge Inc (a),(b)	7,120		—		US Bancorp/MN
						1.65%, 05/15/2017	9,000		9,099
	TOTAL COMMON STOCKS			$5		2.95%, 07/15/2022	5,000		4,894
	INVESTMENT COMPANIES - 5.67%	Shares Held	Value	(000	's)	3.00%, 03/15/2022	2,000		2,011
						4.13%, 05/24/2021	3,000		3,249
	Publicly Traded Investment Fund - 5.67%					US Bank NA/Cincinnati OH
	Goldman Sachs Financial Square Funds -	153,883,842		153,884		4.95%, 10/30/2014	6,000		6,066
	Government Fund					Wells Fargo & Co
						7.98%, 12/31/2049(d)	15,000		17,010
	TOTAL INVESTMENT COMPANIES			$153,884					$221,188
		Principal
BONDS	- 64.03%	Amount (000's)	Value	(000	's)	Beverages - 1.41%
						Anheuser-Busch InBev Worldwide Inc
	Automobile Floor Plan Asset Backed Securities - 2.40%					2.50%, 07/15/2022	9,000		8,655
	Ally Master Owner Trust					7.75%, 01/15/2019	10,000		12,294
	0.60%, 04/15/2018(d)	$13,000		$13,022
	0.62%, 01/15/2019(d)	5,000		5,017		Innovation Ventures LLC / Innovation
						Ventures Finance Corp
	CNH Wholesale Master Note Trust					9.50%, 08/15/2019(e)	18,000		17,370
	0.75%, 08/15/2019(d),(e)	13,000		13,035
									$38,319
	Ford Credit Floorplan Master Owner Trust A
	0.53%, 01/15/2018(d)	14,000		14,028		Biotechnology - 1.24%
	0.55%, 02/15/2019(d)	6,000		6,003		Amgen Inc
	Nissan Master Owner Trust Receivables					3.63%, 05/15/2022	4,500		4,616
	0.45%, 02/15/2018(d)	14,000		14,007		3.88%, 11/15/2021	13,000		13,623
				$65,112		Gilead Sciences Inc
						4.40%, 12/01/2021	14,000		15,356
	Automobile Manufacturers - 1.08%								$33,595
	American Honda Finance Corp
	0.73%, 10/07/2016(d)	4,500		4,533		Chemicals - 1.26%
	1.60%, 02/16/2018(e)	10,000		9,961		Airgas Inc
	3.80%, 09/20/2021(e)	10,000		10,580		1.65%, 02/15/2018	6,000		5,934
	General Motors Co					2.38%, 02/15/2020	7,000		6,885
	4.88%, 10/02/2023	4,000		4,175		3.65%, 07/15/2024	5,000		5,028
				$29,249		4.50%, 09/15/2014	5,000		5,022
						Axiall Corp
Banks	- 8.14%					4.88%, 05/15/2023	2,500		2,437
	Bank of America Corp					Eagle Spinco Inc
	5.00%, 01/15/2015	3,000		3,059		4.63%, 02/15/2021	9,250		9,042
	5.42%, 03/15/2017	5,000		5,463					$34,348
	6.50%, 07/15/2018	2,000		2,323
	6.75%, 06/01/2028	2,000		2,493		Commercial Services - 0.82%
	8.00%, 12/29/2049(d)	4,000		4,401		ERAC USA Finance LLC
	8.13%, 12/29/2049(d)	10,000		11,069		3.30%, 10/15/2022(e)	2,000		1,972
	Citigroup Inc					4.50%, 08/16/2021(e)	6,000		6,499
	3.95%, 06/15/2016	3,000		3,159		6.38%, 10/15/2017(e)	4,000		4,581
	4.50%, 01/14/2022	4,000		4,307		7.00%, 10/15/2037(e)	7,000		9,199
	5.85%, 08/02/2016	12,000		13,090					$22,251
	Goldman Sachs Group Inc/The
	3.63%, 02/07/2016	5,000		5,199		Computers - 0.45%
	3.63%, 01/22/2023	4,000		3,974		Apple Inc
	5.25%, 07/27/2021	13,000		14,503		2.40%, 05/03/2023	13,000		12,273
	5.35%, 01/15/2016	2,000		2,128
	ING Bank NV					Diversified Financial Services - 2.80%
	3.75%, 03/07/2017(e)	5,000		5,293		DVI Inc
	4.00%, 03/15/2016(e)	7,000		7,337		0.00%, 02/01/2004(a),(b),(c)	8,125		508
	JP Morgan Chase & Co					0.00%, 02/01/2004(a),(b),(c)	400		25
	3.25%, 09/23/2022	5,000		4,973		Ford Motor Credit Co LLC
	3.63%, 05/13/2024	15,000		14,998		3.98%, 06/15/2016	20,000		21,045
	5.13%, 09/15/2014	12,000		12,062		General Electric Capital Corp
	7.90%, 04/29/2049(d)	7,000		7,709		1.23%, 03/15/2023(d)	13,000		13,053
	Morgan Stanley					5.30%, 02/11/2021	2,000		2,281
	3.80%, 04/29/2016	4,000		4,190		International Lease Finance Corp
	4.88%, 11/01/2022	2,000		2,130		8.63%, 01/15/2022	3,000		3,709
	5.50%, 07/28/2021	5,000		5,689		8.75%, 03/15/2017(d)	8,500		9,647

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Diversified Financial Services (continued)						Healthcare - Services - 1.26%
Jefferies Finance LLC / JFIN Co-Issuer Corp						HCA Inc
7.38%, 04/01/2020(e)	$3,750		$3,928			5.88%, 05/01/2023	$4,500		$4,635
Jefferies Group LLC						7.50%, 02/15/2022	3,000		3,397
5.13%, 04/13/2018	5,000		5,449			7.50%, 11/06/2033	1,700		1,781
5.13%, 01/20/2023	1,500		1,601			HealthSouth Corp
6.25%, 01/15/2036	9,000		9,749			7.25%, 10/01/2018	1,620		1,677
8.50%, 07/15/2019	4,000		4,997			7.75%, 09/15/2022	4,948		5,282
			$75,992			Vantage Oncology LLC / Vantage Oncology
						Finance Co
Electric - 7.06%						9.50%, 06/15/2017(e)	18,000		17,460
Exelon Generation Co LLC									$34,232
6.20%, 10/01/2017	14,000		15,824
6.25%, 10/01/2039	3,000		3,499			Insurance - 2.92%
GenOn Americas Generation LLC						Berkshire Hathaway Inc
8.50%, 10/01/2021	12,500		12,187			3.00%, 02/11/2023	5,000		4,968
GenOn Energy Inc						3.75%, 08/15/2021	5,000		5,329
9.88%, 10/15/2020	6,500		6,792			Farmers Insurance Exchange
LG&E and KU Energy LLC						6.00%, 08/01/2014(e)	6,000		6,000
3.75%, 11/15/2020	5,000		5,226			Fidelity National Financial Inc
4.38%, 10/01/2021	5,000		5,361			5.50%, 09/01/2022	5,000		5,439
Metropolitan Edison Co						6.60%, 05/15/2017	12,000		13,486
3.50%, 03/15/2023(e)	9,000		8,910			First American Financial Corp
NiSource Finance Corp						4.30%, 02/01/2023	20,000		20,212
3.85%, 02/15/2023	2,000		2,051			Prudential Financial Inc
5.25%, 09/15/2017	2,000		2,217			4.50%, 11/16/2021	2,000		2,187
6.13%, 03/01/2022	5,000		5,908			5.38%, 06/21/2020	2,000		2,278
Oncor Electric Delivery Co LLC						7.38%, 06/15/2019	4,000		4,900
7.00%, 09/01/2022	17,000		21,694			8.88%, 06/15/2068(d)	12,000		14,640
PacifiCorp									$79,439
4.95%, 08/15/2014	5,000		5,006
5.25%, 06/15/2035	5,000		5,761			Iron & Steel - 1.54%
6.25%, 10/15/2037	2,000		2,610			Allegheny Technologies Inc
PPL Energy Supply LLC						5.88%, 08/15/2023	7,000		7,641
4.60%, 12/15/2021	11,000		10,435			5.95%, 01/15/2021	16,000		17,655
6.50%, 05/01/2018	3,000		3,232			ArcelorMittal
						6.00%, 03/01/2021(d)	16,000		16,600
Solar Star Funding LLC
5.38%, 06/30/2035(e)	15,500		16,058						$41,896
Southwestern Electric Power Co						Leisure Products & Services - 0.76%
3.55%, 02/15/2022	12,000		12,274			Royal Caribbean Cruises Ltd
5.38%, 04/15/2015	6,500		6,686			7.25%, 03/15/2018	5,000		5,650
TransAlta Corp						Seven Seas Cruises S de RL LLC
4.50%, 11/15/2022	18,000		18,265			9.13%, 05/15/2019	14,000		15,120
6.65%, 05/15/2018	4,000		4,495						$20,770
Tucson Electric Power Co
3.85%, 03/15/2023	14,000		13,993			Lodging - 0.65%
5.15%, 11/15/2021	3,000		3,355			Boyd Gaming Corp
			$191,839			9.13%, 12/01/2018	17,000		17,723

Entertainment - 0.22%
Greektown Holdings LLC/Greektown					Media	- 2.35%
Mothership Corp						21st Century Fox America Inc
8.88%, 03/15/2019(e)	1,250		1,244			4.50%, 02/15/2021	5,000		5,427
Peninsula Gaming LLC / Peninsula Gaming						6.40%, 12/15/2035	8,000		9,830
Corp						Comcast Corp
8.38%, 02/15/2018(e)	4,500		4,691			2.85%, 01/15/2023	10,000		9,826
			$5,935			3.13%, 07/15/2022	2,000		2,020
						5.15%, 03/01/2020	2,000		2,285
Environmental Control - 1.63%						Historic TW Inc
ADS Waste Holdings Inc						9.15%, 02/01/2023	5,260		7,200
8.25%, 10/01/2020	21,000		22,575			NBCUniversal Enterprise Inc
Republic Services Inc						0.92%, 04/15/2018(d),(e)	3,000		3,032
3.55%, 06/01/2022	6,000		6,171			Time Warner Cable Inc
3.80%, 05/15/2018	2,000		2,131			4.00%, 09/01/2021	2,000		2,121
5.00%, 03/01/2020	12,000		13,381			4.13%, 02/15/2021	2,000		2,139
			$44,258			5.00%, 02/01/2020	2,000		2,226
						6.55%, 05/01/2037	6,000		7,431
Forest Products & Paper - 0.66%						7.30%, 07/01/2038	7,750		10,336
Plum Creek Timberlands LP
3.25%, 03/15/2023	5,000		4,765						$63,873
4.70%, 03/15/2021	12,000		13,053
			$17,818

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Mining - 0.70%						Pipelines (continued)
Glencore Canada Corp						Southern Natural Gas Co LLC
6.00%, 10/15/2015	$12,000		$12,692			8.00%, 03/01/2032	$4,000		$5,477
Glencore Finance Canada Ltd						Tennessee Gas Pipeline Co LLC
4.25%, 10/25/2022(d),(e)	2,000		2,034			8.38%, 06/15/2032	2,000		2,835
4.95%, 11/15/2021(e)	4,000		4,315			TransCanada PipeLines Ltd
			$19,041			0.91%, 06/30/2016(d)	5,000		5,045
						6.10%, 06/01/2040	5,000		6,186
Oil & Gas - 5.85%						7.25%, 08/15/2038	7,000		9,716
BG Energy Capital PLC									$71,846
2.88%, 10/15/2016(e)	2,000		2,074
4.00%, 10/15/2021(e)	11,500		12,067		REITS	- 8.73%
BP Capital Markets PLC						Alexandria Real Estate Equities Inc
2.50%, 11/06/2022	3,000		2,847			3.90%, 06/15/2023	4,000		3,968
3.25%, 05/06/2022	4,000		4,019			4.60%, 04/01/2022	20,500		21,582
4.75%, 03/10/2019	14,000		15,548			Arden Realty LP
Linn Energy LLC / Linn Energy Finance						5.25%, 03/01/2015	8,000		8,109
Corp						BioMed Realty LP
6.50%, 05/15/2019	13,250		13,540			3.85%, 04/15/2016	6,000		6,268
Nabors Industries Inc						4.25%, 07/15/2022	8,000		8,235
5.00%, 09/15/2020	14,000		15,555			6.13%, 04/15/2020	8,000		9,166
5.10%, 09/15/2023	5,000		5,483			CubeSmart LP
Petro-Canada						4.38%, 12/15/2023	8,000		8,228
9.25%, 10/15/2021	8,500		11,691			4.80%, 07/15/2022	9,000		9,623
Phillips 66						Duke Realty LP
4.30%, 04/01/2022	9,000		9,578			3.88%, 10/15/2022	3,000		3,033
Rowan Cos Inc						4.38%, 06/15/2022	4,000		4,190
4.88%, 06/01/2022	8,000		8,602			8.25%, 08/15/2019	13,000		16,255
5.00%, 09/01/2017	14,000		15,108			HCP Inc
Tesoro Corp						2.63%, 02/01/2020	5,000		4,963
5.38%, 10/01/2022	8,750		8,794			3.75%, 02/01/2019	5,000		5,296
W&T Offshore Inc						5.38%, 02/01/2021	3,000		3,387
8.50%, 06/15/2019	18,500		19,702			6.00%, 03/01/2015	1,750		1,803
Whiting Petroleum Corp						7.07%, 06/08/2015	2,250		2,369
5.75%, 03/15/2021	13,000		14,203			Health Care REIT Inc
			$158,811			3.75%, 03/15/2023	3,000		2,992
						4.50%, 01/15/2024	5,000		5,211
Oil & Gas Services - 1.72%						4.95%, 01/15/2021	3,000		3,312
Exterran Partners LP / EXLP Finance Corp						6.13%, 04/15/2020	2,000		2,314
6.00%, 04/01/2021	24,000		24,000			6.20%, 06/01/2016	3,000		3,275
Weatherford International Ltd/Bermuda						Healthcare Realty Trust Inc
4.50%, 04/15/2022	6,750		7,150			5.75%, 01/15/2021	4,000		4,519
5.13%, 09/15/2020	14,000		15,520			6.50%, 01/17/2017	12,500		13,942
			$46,670			Hospitality Properties Trust
Other Asset Backed Securities - 1.50%						4.50%, 06/15/2023	5,000		5,078
Drug Royalty II LP 2						4.65%, 03/15/2024	5,000		5,110
3.48%, 07/15/2023(d),(e)	17,656		17,641			5.00%, 08/15/2022	14,000		14,775
PFS Financing Corp						Kimco Realty Corp
0.65%, 04/17/2017(d),(e)	9,000		9,005			6.88%, 10/01/2019	12,000		14,366
0.70%, 02/15/2018(d),(e)	14,000		14,013			Nationwide Health Properties Inc
			$40,659			6.00%, 05/20/2015	12,000		12,493
						Simon Property Group LP
Packaging & Containers - 0.23%						2.75%, 02/01/2023	7,000		6,704
Sealed Air Corp						4.38%, 03/01/2021	3,000		3,291
6.88%, 07/15/2033(e)	6,000		6,150			10.35%, 04/01/2019	9,000		12,070
						Ventas Realty LP / Ventas Capital Corp
Pharmaceuticals - 0.49%						3.25%, 08/15/2022	8,000		7,867
AbbVie Inc						4.00%, 04/30/2019	3,000		3,210
2.90%, 11/06/2022	13,750		13,262						$237,004
						Savings & Loans - 0.53%
Pipelines - 2.64%						First Niagara Financial Group Inc
Buckeye Partners LP						6.75%, 03/19/2020	3,500		4,017
4.15%, 07/01/2023	10,000		10,274			7.25%, 12/15/2021	9,000		10,277
El Paso Natural Gas Co LLC									$14,294
7.50%, 11/15/2026	9,500		12,369			Telecommunications - 1.36%
Express Pipeline LLC						Corning Inc
7.39%, 12/31/2019(e)	5,364		5,741
						4.25%, 08/15/2020	10,000		10,810
Southeast Supply Header LLC						4.75%, 03/15/2042	4,000		4,234
4.25%, 06/15/2024(e)	14,000		14,203

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2014 (unaudited)

	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
					Federal Home Loan Mortgage Corporation (FHLMC)
Telecommunications (continued)					(continued)
Qwest Corp
6.75%, 12/01/2021	$19,000		$21,844		5.00%, 08/01/2039	$8,169		$9,029
					5.50%, 11/01/2017	459		486
			$36,888		5.50%, 01/01/2018	110		117
Transportation - 0.77%					5.50%, 05/01/2031	378		420
Navios Maritime Holdings Inc / Navios					5.50%, 06/01/2035	1,342		1,482
Maritime Finance II US Inc					5.50%, 01/01/2036	2,418		2,697
7.38%, 01/15/2022(e)	9,000		9,158		5.50%, 04/01/2036	2,105		2,358
Trailer Bridge Inc					6.00%, 03/01/2031	83		95
0.00%, 11/15/2015(a),(b)	12,000		—		6.00%, 05/01/2032	327		371
15.25%, 03/31/2017(b),(c),(d)	12,415		11,884		6.00%, 06/01/2038	1,014		1,147
			$21,042		6.50%, 01/01/2029	92		105
					6.50%, 05/01/2029	135		152
Trucking & Leasing - 0.86%					6.50%, 06/01/2029	153		173
Penske Truck Leasing Co Lp / PTL Finance					6.50%, 06/01/2029	75		85
Corp					6.50%, 08/01/2029	76		85
3.75%, 05/11/2017(e)	22,000		23,271
					7.00%, 01/01/2032	127		145
								$155,046
TOTAL BONDS			$1,739,048
	Principal				Federal National Mortgage Association (FNMA) - 14.42%
CONVERTIBLE BONDS - 1.42%	Amount (000's)	Value	(000	's)	3.00%, 03/01/2042	11,904		11,706
					3.00%, 03/01/2042	11,887		11,689
Automobile Parts & Equipment - 1.09%					3.00%, 05/01/2042	13,649		13,422
Meritor Inc					3.00%, 06/01/2042	12,846		12,634
7.88%, 03/01/2026	18,750		29,695		3.00%, 06/01/2042	12,816		12,603
					3.50%, 12/01/2040	9,639		9,831
Pharmaceuticals - 0.33%					3.50%, 01/01/2041	7,855		8,011
Omnicare Inc					3.50%, 01/01/2041	8,276		8,441
3.25%, 12/15/2035	3,720		3,909		3.50%, 12/01/2041	7,252		7,396
3.50%, 02/15/2044	4,622		5,081		3.50%, 01/01/2042	10,288		10,515
			$8,990		3.50%, 03/01/2042	11,424		11,651
TOTAL CONVERTIBLE BONDS			$38,685		3.50%, 04/01/2042	14,519		14,808
SENIOR FLOATING RATE INTERESTS -	Principal				3.50%, 06/01/2043	17,102		17,481
0.61%	Amount (000's) Value (000's)				4.00%, 03/01/2039	5,830		6,136
					4.00%, 08/01/2040	5,841		6,148
Entertainment - 0.16%					4.00%, 09/01/2040	10,529		11,105
CCM Merger Inc, Term Loan					4.00%, 11/01/2040	4,219		4,440
5.92%, 03/01/2017(d)	$4,498		$4,476		4.00%, 11/01/2040	7,088		7,460
					4.00%, 10/01/2041	9,300		9,792
Oil & Gas - 0.06%					4.00%, 10/01/2041	7,073		7,447
Drillships Ocean Ventures Inc, Term Loan B					4.00%, 11/01/2041	21,338		22,477
0.00%, 07/16/2021(d),(f)	1,500		1,505		4.00%, 04/01/2042	12,486		13,153
					4.00%, 08/01/2043	19,020		20,066
					4.00%, 11/01/2043	19,120		20,189
Transportation - 0.39%					4.00%, 01/01/2044	17,614		18,577
Trailer Bridge Inc, Term Loan					4.00%, 02/01/2044	18,644		19,670
10.00%, 04/02/2016(b),(c),(d)	10,650		10,650		4.50%, 06/01/2039	3,572		3,851
					4.50%, 08/01/2039	4,189		4,563
TOTAL SENIOR FLOATING RATE INTERESTS			$16,631		4.50%, 05/01/2040	5,773		6,260
U.S. GOVERNMENT & GOVERNMENT	Principal				4.50%, 10/01/2040	14,299		15,463
AGENCY OBLIGATIONS - 28.11%	Amount (000's)	Value	(000	's)	4.50%, 12/01/2040	14,304		15,518
Federal Home Loan Mortgage Corporation (FHLMC) -					5.00%, 01/01/2018	413		435
5.71%					5.00%, 10/01/2032	510		564
3.00%, 10/01/2042	$14,741		$14,453		5.00%, 08/01/2035	4,101		4,522
3.00%, 10/01/2042	15,486		15,208		5.00%, 04/01/2039	1,971		2,194
3.00%, 11/01/2042	15,380		15,080		5.00%, 12/01/2039	2,985		3,295
3.50%, 10/01/2041	9,241		9,408		5.00%, 04/01/2040	5,968		6,625
3.50%, 04/01/2042	11,961		12,178		5.00%, 06/01/2040	5,117		5,708
3.50%, 04/01/2042	11,572		11,782		5.50%, 03/01/2033	452		505
4.00%, 04/01/2039	7,312		7,726		5.50%, 02/01/2035	4,161		4,648
4.50%, 08/01/2033	2,447		2,636		6.00%, 04/01/2032	144		164
4.50%, 08/01/2033	1,176		1,268		6.50%, 09/01/2028	54		60
4.50%, 08/01/2033	2,137		2,303		6.50%, 11/01/2028	53		60
4.50%, 05/01/2039	5,563		5,987		6.50%, 05/01/2031	27		30
4.50%, 06/01/2039	4,382		4,770		6.50%, 04/01/2032	147		166
4.50%, 07/01/2039	11,253		12,226		6.50%, 05/01/2032	288		325
4.50%, 12/01/2040	11,651		12,536		7.00%, 01/01/2030	5		5
5.00%, 08/01/2035	2,000		2,213					$391,809
5.00%, 11/01/2035	2,075		2,289
5.00%, 10/01/2038	3,725		4,036

See accompanying notes

			Schedule of Investments
			Income Fund
			July 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Government National Mortgage Association (GNMA) -
0.03%
6.00%, 05/20/2032(d)	$579		$657
7.00%, 06/20/2031	112		132
			$789

U.S. Treasury - 7.95%
0.25%, 01/31/2015	15,000		15,014
0.25%, 07/15/2015	15,000		15,016
0.63%, 12/15/2016	15,000		14,958
0.75%, 10/31/2017	15,000		14,794
0.88%, 02/28/2017	15,000		15,008
1.25%, 10/31/2019	15,000		14,561
1.38%, 11/30/2018	15,000		14,856
1.63%, 04/30/2019	15,000		14,933
1.63%, 07/31/2019	5,000		4,967
1.75%, 05/31/2016	15,000		15,350
1.75%, 05/15/2022	15,000		14,361
2.00%, 11/15/2021	15,000		14,723
2.38%, 05/31/2018	15,000		15,524
3.13%, 05/15/2021	15,000		15,904
3.63%, 02/15/2044	15,000		15,909
			$215,878
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$763,522
Total Investments			$2,711,775
Other Assets in Excess of Liabilities, Net - 0.16%			$4,431
TOTAL NET ASSETS - 100.00%			$2,716,206

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $23,072 or 0.85% of net assets.
(c) Security is Illiquid
(d)	Variable Rate. Rate shown is in effect at July 31, 2014.
(e)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $266,822 or 9.82% of net assets.
(f)	This Senior Floating Rate Note will settle after July 31, 2014, at which time the interest rate will be determined.

Portfolio Summary (unaudited)
Sector			Percent
Financial			23 .12%
Mortgage Securities			20 .16%
Energy			10 .27%
Government			7.95%
Utilities			7.06%
Exchange Traded Funds			5.67%
Consumer, Non-cyclical			5.55%
Basic Materials			4.16%
Consumer, Cyclical			3.96%
Asset Backed Securities			3.90%
Industrial			3.88%
Communications			3.71%
Technology			0.45%
Other Assets in Excess of Liabilities, Net			0.16%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Inflation Protection Fund
July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 0.36%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 0.36%				BONDS (continued)	Amount (000's)		Value(000	's)
Goldman Sachs Financial Square Funds -	3,817,290	$3,817		Mortgage Backed Securities (continued)
Money Market Fund				WaMu Mortgage Pass-Through Certificates
				Series 2006-AR9 Trust
TOTAL INVESTMENT COMPANIES		$3,817		0.38%, 08/25/2046(b)		$99	$14
	Principal						$6,556
BONDS- 8.77%	Amount (000's)	Value(000	's)	Other Asset Backed Securities - 0.04%
Banks- 0.01%				Argent Securities Trust 2006-W3
HSBC USA Capital Trust I				0.28%, 04/25/2036(b)		34	14
7.81%, 12/15/2026(a)	$100	$101		Asset-Backed Pass-Through Certificates Series
				2004-R2
				0.77%, 04/25/2034(b)		204	202
Home Equity Asset Backed Securities - 0.01%				Countrywide Asset-Backed Certificates
New Century Home Equity Loan Trust 2005-				1.28%, 12/25/2032(b)		46	42
1				Fannie Mae Grantor Trust 2004-T9
0.74%, 03/25/2035(b)	55	55
				0.43%, 04/25/2035(b)		30	30
Option One Mortgage Loan Trust 2005-1				Fannie Mae REMIC Trust 2003-W16
1.65%, 02/25/2035(b)	23	1
				0.46%, 11/25/2033(b)		2	2
Option One Mortgage Loan Trust 2007-CP1				Long Beach Mortgage Loan Trust 2004-2
0.61%, 03/25/2037(b),(c)	136	—
				0.95%, 06/25/2034(b)		127	121
		$56					$411

Mortgage Backed Securities - 0.62%				Sovereign - 8.09%
Alternative Loan Trust 2007-OA7				Australia Government Bond
0.37%, 05/25/2047(b)	1,836	772
				1.32%, 02/21/2022(b)	AUD	7,125	7,153
Bear Stearns ALT-A Trust 2007-2				Bundesrepublik Deutschland Bundesobligation
0.33%, 04/25/2037(b)	603	360
CD 2007-CD4 Commercial Mortgage Trust				Inflation Linked Bond
0.37%, 12/11/2049 (a),(b)	6,003	49		0.75%, 04/15/2018	EUR	3,311	4,633
				Deutsche Bundesrepublik Inflation Linked
Chase Mortgage Finance Trust Series 2007-				Bond
A2				0.10%, 04/15/2023		6,897	9,605
2.59%, 07/25/2037(b)	134	134
Commercial Mortgage Trust 2007-GG9				1.50%, 04/15/2016		19,156	26,280
0.28%, 03/10/2039 (a),(b)	45,005	269		France Government Bond OAT
Fannie Mae REMIC Trust 2004-W5				0.25%, 07/25/2024		6,074	8,384
0.61%, 02/25/2047 (b)	43	44		Italy Buoni Poliennali Del Tesoro
				2.10%, 09/15/2016		5,308	7,383
Fannie Mae REMIC Trust 2005-W2				2.35%, 09/15/2024(a)		2,139	3,100
0.35%, 05/25/2035(b)	35	34
Freddie Mac REMICS				2.60%, 09/15/2023		949	1,409
0.45%, 02/15/2018 (b)	4	4		Japanese Government CPI Linked Bond
0.55%, 09/15/2033(b)	50	50		0.10%, 09/10/2023	JPY	646,142	6,809
0.60%, 06/15/2023(b)	6	6		New Zealand Government Bond
				3.00%, 09/20/2030(b)	NZD	12,706	11,373
G-FORCE 2005-RR2 LLC
0.46%, 12/25/2039(a),(b),(c)	729	704					$86,129
Ginnie Mae				TOTAL BONDS			$93,253
0.51%, 10/20/2031(b)	13	13		U.S. GOVERNMENT & GOVERNMENT	Principal
0.66%, 03/16/2047(b)	1,651	54		AGENCY OBLIGATIONS - 91.14%	Amount (000's)		Value(000	's)
HomeBanc Mortgage Trust 2005-5				U.S. Treasury Inflation-Indexed Obligations - 91.14%
0.50%, 01/25/2036(b)	558	456		0.13%, 04/15/2016		$71,968	$73,486
Impac CMB Trust Series 2004-5				0.13%, 04/15/2017		1,463	1,501
2.48%, 10/25/2034(b)	39	29		0.13%, 04/15/2018		93,499	95,756
Impac CMB Trust Series 2004-6				0.13%, 04/15/2019		44,535	45,482
1.14%, 10/25/2034(b)	24	24		0.13%, 01/15/2022		63,552	63,661
Impac CMB Trust Series 2005-1				0.13%, 07/15/2022		15,202	15,232
0.78%, 04/25/2035(b)	166	141		0.13%, 01/15/2023		50,070	49,707
Impac CMB Trust Series 2005-5				0.13%, 07/15/2024		26,791	26,389
0.92%, 08/25/2035(b)	33	18		0.38%, 07/15/2023		30,775	31,263
Impac CMB Trust Series 2007-A				0.63%, 07/15/2021		207	217
0.41%, 05/25/2037(b)	732	719		0.63%, 01/15/2024		103,383	106,751
JP Morgan Alternative Loan Trust				0.63%, 02/15/2043		26,246	24,104
0.30%, 03/25/2037(b)	820	753		0.75%, 02/15/2042		22,111	21,025
Merrill Lynch Alternative Note Asset Trust				1.13%, 01/15/2021		61,886	66,542
Series 2007-A3				1.25%, 07/15/2020		15,599	16,962
0.37%, 04/25/2037(b)	3,025	1,657		1.38%, 07/15/2018		6,178	6,687
ML-CFC Commercial Mortgage Trust 2006-				1.38%, 01/15/2020		23,025	25,043
3				1.38%, 02/15/2044		33,784	37,542
0.21%, 07/12/2046(a),(b)	12,751	166		1.75%, 01/15/2028		24,330	28,061
WaMu Mortgage Pass-Through Certificates				2.00%, 01/15/2026(d)		9,403	11,058
Series 2005-AR2 Trust				2.13%, 02/15/2040		14,077	18,049
0.52%, 01/25/2045(b)	92	86		2.13%, 02/15/2041		12,568	16,243
				2.38%, 01/15/2025		54,228	65,476
				2.38%, 01/15/2027		15,843	19,426

See accompanying notes

				Schedule of Investments
Inflation Protection Fund
July 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)		Value	(000	's)

U.S. Treasury Inflation-Indexed Obligations (continued)
2.50%, 07/15/2016		$17,372		$18,705
2.50%, 01/15/2029		34,583		43,733
3.38%, 04/15/2032		2,339		3,384
3.63%, 04/15/2028		794		1,116
3.88%, 04/15/2029		25,361		37,108
				$969,709
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS				$969,709
TOTAL PURCHASED OPTIONS - 0.07%				$727
TOTAL PURCHASED INFLATION FLOOR - 0.00%				$5
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.08%				$873
Total Investments				$1,068,384
Liabilities in Excess of Other Assets, Net - (0.42)%				$(4,424)
TOTAL NET ASSETS - 100.00%				$1,063,960

(a)				Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $4,389 or 0.41% of net assets.
(b)	Variable Rate. Rate shown is in effect at July 31, 2014.
(c) Security is Illiquid
(d)				Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,546 or 0.15% of net assets.

Portfolio Summary (unaudited)
Sector				Percent
Government				99 .23%
Mortgage Securities				0.62%
Exchange Traded Funds				0.36%
Purchased Interest Rate Swaptions				0.08%
Purchased Options				0.07%
Asset Backed Securities				0.05%
Financial				0.01%
Purchased Inflation Floor				0.00%
Liabilities in Excess of Other Assets, Net				(0.42)%
TOTAL NET ASSETS				100.00%

Foreign Currency Contracts

Foreign Currency Purchase									Net Unrealized
Contracts	Counterparty			Delivery Date		Contracts to Accept In Exchange For		Fair Value	Appreciation/(Depreciation)
Euro	Barclays Bank PLC			08/05/2014		2,100,000	$2,857	$2,812	$(45)
Euro	Barclays Bank PLC			09/12/2014		3,190,000	4,268	4,272	4
Euro	Deutsche Bank AG			09/12/2014		2,340,000	3,205	3,133	(72)
Total									$(113)

Foreign Currency Sale									Net Unrealized
Contracts	Counterparty			Delivery Date		Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
Australian Dollar	Royal Bank of Scotland PLC			10/21/2014		7,461,000	$6,936	$6,893	$43
Euro	Bank of New York Mellon			08/05/2014		20,000	28	27	1
Euro	Citigroup Inc			09/12/2014		14,095,000	19,241	18,874	367
Euro	Deutsche Bank AG			08/05/2014		39,118,000	53,514	52,381	1,133
Euro	Royal Bank of Scotland PLC			08/05/2014		4,766,000	6,487	6,382	105
Euro	UBS AG			08/05/2014		3,655,000	4,991	4,894	97
Japanese Yen	BNP Paribas			08/05/2014		664,365,000	6,548	6,459	89
Japanese Yen	JP Morgan Chase			09/12/2014		486,290,000	4,797	4,729	68
New Zealand Dollar	Barclays Bank PLC			10/21/2014		13,040,000	11,374	10,989	385
Total									$2,288

Amounts in thousands except contracts

See accompanying notes

				Schedule of Investments
Inflation Protection Fund
July 31, 2014 (unaudited)

Futures Contracts

												Unrealized
Type		Long/Short		Contracts		Notional Value			Fair Value		Appreciation/(Depreciation)
90 day Eurodollar; June 2015			Short		869		$216,199	$		215,914		$285
90 day Eurodollar; September 2014			Long	1,331			331,953			331,951		(2)
Australia 10 Year Bond; September 2014			Long		60		6,567			6,741		174
Euro Bund 10 Year Bund Future; September 2014			Short		51		10,011			10,106		(95)
Japan 10 Year Bond TSE; September 2014			Short		23		32,464			32,627		(163)
US 10 Year Note; September 2014			Long		23		2,865			2,866		1
US 2 Year Note; September 2014			Long		122		26,755			26,770		15
US 5 Year Note; September 2014			Long		924		110,131			109,804		(327)
US Long Bond; September 2014			Short		100		13,718			13,741		(23)
US Ultra Bond; September 2014			Short		343		51,454			51,739		(285)
Total												$(420)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
Counterparty		Receive	Fixed			Notional			Upfront Premiums			Unrealized
(Issuer)	Floating Rate Index	Floating Rate	Rate	Expiration Date		Amount	Fair Value		Paid/(Received)			Appreciation/(Depreciation)
Barclays Bank PLC	3 Month LIBOR	Pay	2.50%	03/17/2024		$7,200		$(97)		$—		$(97)
Barclays Bank PLC US CPI Urban		Pay	1.85%	03/10/2016		20,405		(282)		—		(282)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC US CPI Urban		Receive	2.07%	03/10/2018		20,405		356		—		356
	Consumers
	NAS(CPURNSA)
Total								$(23)		$—		$(23)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed			Notional
	Floating Rate Index	Floating Rate	Rate	Expiration Date		Amount	Fair Value		Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Receive	2.88%	07/12/2023		$5,700		$(138)	$			(138)
	3 Month LIBOR	Receive	1.54%	08/01/2018		2,900		6				6
	3 Month LIBOR	Receive	0.48%	08/08/2015		49,700		(75)				(76)
	3 Month LIBOR	Receive	2.22%	08/09/2020		21,200		(104)				(104)
	3 Month LIBOR	Receive	3.69%	11/22/2043		5,100		(395)				(395)
	3 Month LIBOR	Receive	3.74%	11/26/2043		2,500		(220)				(220)
	3 Month LIBOR	Pay	3.87%	01/08/2044		4,700		533				532
	3 Month LIBOR	Receive	1.56%	11/30/2018		74,200		635				634
	3 Month LIBOR	Receive	2.62%	07/02/2024		13,300		85				85
Total								$327	$			324

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive						Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise		Expiration	Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate		Date	Amount		Paid/(Received)	Value		Appreciation/(Depreciation)
Call - 30 Year Interest	Barclays Bank PLC	3 Month	Pay	3.35%	05/16/2017		$8,140		$438	$530		$92
Rate Swap		LIBOR
Call - 5 Year Interest	Barclays Bank PLC	3 Month	Pay	1.65%	09/08/2014		28,900		129	6		(123)
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive 4.35%		05/16/2017		8,140		438	337		(101)
Rate Swap		LIBOR
Total									$1,005	$873		$(132)

			Pay/
			Receive						Upfront
Written Swaptions		Floating Rate	Floating	Exercise		Expiration	Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate		Date	Amount		Paid/(Received)	Value		Appreciation/(Depreciation)
Put - 10 Year Interest Barclays Bank PLC		3 Month	Pay	3.20%	07/01/2015		$33,300		$(613)	$(651	) $	(38)
Rate Swap		LIBOR

See accompanying notes

Schedule of Investments
						Inflation Protection Fund
						July 31, 2014 (unaudited)

						Interest Rate Swaptions (continued)
						Pay/
						Receive						Upfront
	Written Swaptions			Floating Rate		Floating	Exercise		Expiration	Notional	Premiums		Fair			Unrealized
	Outstanding	Counterparty (Issuer)		Index		Rate	Rate		Date	Amount		Paid/(Received)	Value			Appreciation/(Depreciation)
	Total											$(613)	$(651		) $	(38)

	Amounts in thousands

							Options
										Upfront Premiums						Unrealized
	Purchased Options Outstanding		Exercise Price Expiration Date						Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
	Call - US Long Bond Future; September			$140 .00		08/25/2014			174		$111		$40			$(71)
	2014
Put	- Euro-Bobl Future; December 2014			$98 .75		12/15/2014			653		115		167			52
	Put - US 10 Year Note Future; December			$122 .50		09/29/2014			424		213		186			(27)
	2014
	Put - US Long Bond Future; September			$138 .00		08/25/2014			174		114		240			126
	2014
	Put - USD versus EUR		EUR	1.34		10/06/2014			7,695,000		41		94			53
	Total										$594		$727			$133

	Amounts in thousands except contracts

Purchased Inflation Floor

												Upfront
		Counterparty		Strike					Expiration	Notional	Premiums					Unrealized
	Description	(Issuer)		Index		Exercise Index			Date	Amount	Paid/(Received) )			Fair Value		Appreciation/(Depreciation
	Floor - Eurostat Eurozone	Barclays Bank PLC		15%	Max	(0, 0		% -	11/19/2015 $	EUR 8,015		16		$5			$(11)
	HICP ex Tobacco NSA					CPTFEMU)
	Total											$16		$5			$(11)

	Amounts in thousands

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
July 31, 2014 (unaudited)

COMMON STOCKS - 91.94%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.23%			Computers - 0.61%
Multiplus SA	329,600	$4,830	Wipro Ltd	1,415,821		$12,656

Agriculture - 1.43%			Cosmetics & Personal Care - 0.76%
KT&G Corp	231,052	22,320	Amorepacific Corp	9,238		15,855
Perusahaan Perkebunan London Sumatra	42,150,300	7,549

Indonesia Tbk PT			Distribution & Wholesale - 0.01%
		$29,869	Hyundai Corp	7,794		274
Apparel - 0.50%
Arvind Ltd	1,497,616	5,659	Diversified Financial Services - 4.24%
Feng TAY Enterprise Co Ltd	850,000	2,433	Fubon Financial Holding Co Ltd	8,835,000		13,869
Pou Chen Corp	1,993,000	2,228	Hana Financial Group Inc	154,442		6,220
		$10,320	Mega Financial Holding Co Ltd	23,876,691		20,968
Automobile Manufacturers - 3.12%			Shinhan Financial Group Co Ltd	618,770		30,560
Brilliance China Automotive Holdings Ltd	5,116,000	9,614	SinoPac Financial Holdings Co Ltd	21,539,994		10,101
Hyundai Motor Co	124,311	29,428	Taishin Financial Holding Co Ltd	12,190,418		6,506
Tata Motors Ltd ADR	660,662	25,977				$88,224
		$65,019	Electric - 3.11%
Automobile Parts & Equipment - 1.80%			China Resources Power Holdings Co Ltd	3,668,000		10,247
Apollo Tyres Ltd	2,734,550	7,825	Huadian Fuxin Energy Corp Ltd	18,916,000		9,626
Hanil E-Wha Co Ltd (a)	190,790	3,926	Huadian Power International Corp Ltd	15,469,631		9,538
Hiroca Holdings Ltd	1,084,387	4,662	Korea Electric Power Corp	507,407		20,939
Hyundai Mobis	55,452	16,565	Tenaga Nasional BHD	3,692,000		14,329
Nexen Tire Corp	278,220	4,477				$64,679
		$37,455	Electrical Components & Equipment - 0.63%
Banks - 18.05%			Delta Electronics Inc	1,926,000		13,088
Agricultural Bank of China Ltd	47,440,000	22,982
Axis Bank Ltd (a)	3,275,040	21,877
			Electronics - 1.98%
Banco de Chile	87,423,324	10,868	Coretronic Corp (b)	2,465,000		2,924
Bangkok Bank PCL	2,404,900	14,661	Hon Hai Precision Industry Co Ltd	8,588,111		29,429
Bank Negara Indonesia Persero Tbk PT	17,066,300	7,392	Hu Lane Associate Inc	542,000		2,121
Bank of China Ltd	97,068,113	46,388	Merry Electronics Co Ltd	1,367,982		6,814
Bank of Georgia Holdings PLC	109,370	4,483				$41,288
Bank Rakyat Indonesia Persero Tbk PT	7,909,470	7,586
BDO Unibank Inc	2,761,270	5,727	Engineering & Construction - 1.57%
China Construction Bank Corp	52,948,722	40,512	China Railway Construction Corp Ltd	8,139,000		7,801
Credicorp Ltd	74,169	10,971	Grupo Aeroportuario del Sureste SAB de CV	855,146		10,634
FirstRand Ltd	5,636,940	22,663	Promotora y Operadora de Infraestructura SAB	1,051,008		14,185
Grupo Financiero Inbursa SAB de CV	2,689,452	8,219	de CV (b)
HDFC Bank Ltd (a)	718,552	10,368				$32,620
ICICI Bank Ltd ADR	561,833	28,103
Industrial & Commercial Bank of China Ltd	38,877,000	26,515	Entertainment - 0.59%
Industrial Bank of Korea	1,029,865	15,269	OPAP SA	757,137		12,339
Malayan Banking Bhd	8,109,500	25,015
National Bank of Greece SA (b)	3,632,688	11,565	Environmental Control - 0.54%
Nedbank Group Ltd	375,245	8,172	Coway Co Ltd	130,816		11,276
Piraeus Bank SA (b)	3,217,004	6,759
Sberbank of Russia (a),(b)	3,645,576	7,458
Turkiye Is Bankasi	4,346,284	12,127	Food - 3.13%
			Daesang Corp	87,320		4,331
		$375,680	GFPT PCL (a)	4,532,900		2,140
Beverages - 0.56%			Gruma SAB de CV (b)	1,514,300		16,621
AMBEV SA ADR	1,687,381	11,626	Indofood Sukses Makmur Tbk PT	14,976,700		9,015
			JBS SA	2,982,929		11,057
			Namchow Chemical Industrial Co Ltd	1,902,000		4,339
Chemicals - 2.93%			Universal Robina Corp	1,878,810		6,960
LG Hausys Ltd	40,780	7,467	X5 Retail Group NV (b)	562,846		10,803
PTT Global Chemical PCL (a)	3,970,200	8,090
Sasol Ltd	677,619	39,087				$65,266
UPL Ltd (b)	1,183,963	6,408	Holding Companies - Diversified - 0.00%
		$61,052	KOC Holding AS	1		—

Commercial Services - 3.14%
Cielo SA	645,900	11,832	Home Furnishings - 0.87%
EcoRodovias Infraestrutura e Logistica SA	868,100	5,196	Steinhoff International Holdings Ltd	3,603,148		17,999
Kroton Educacional SA	919,300	24,498	Steinhoff International Holdings Ltd - Rights	597,713		80
OHL Mexico SAB de CV (b)	1,977,500	5,750	(a),(b)
TAL Education Group ADR(b)	613,099	18,056				$18,079
		$65,332

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance - 3.44%			Retail (continued)
BB Seguridade Participacoes SA	1,146,200	$16,662	President Chain Store Corp	1,269,000		$10,095
Cathay Financial Holding Co Ltd	9,184,783	15,283				$28,737
Porto Seguro SA	590,473	8,167
Powszechny Zaklad Ubezpieczen SA	109,936	15,457	Semiconductors - 10.85%
Sanlam Ltd	2,837,756	16,096	Advanced Semiconductor Engineering Inc	8,054,000		9,565
		$71,665	Everlight Electronics Co Ltd	4,809,000		10,849
			MediaTek Inc	1,417,000		21,930
Internet - 2.68%			Samsung Electronics Co Ltd	60,429		78,208
Tencent Holdings Ltd	3,429,400	55,693	Siliconware Precision Industries Co	8,387,000		11,447
			SK Hynix Inc (b)	579,420		25,210
			Taiwan Semiconductor Manufacturing Co Ltd	15,183,685		60,876
Iron & Steel - 1.51%			Vanguard International Semiconductor Corp	5,417,000		7,752
Cia Siderurgica Nacional SA	1,151,600	5,797
Eregli Demir ve Celik Fabrikalari TAS	7,245,203	15,277				$225,837
Tata Steel Ltd	1,088,742	9,887	Software - 0.81%
Vale SA ADR	36,900	529	HCL Technologies Ltd	657,159		16,852
		$31,490

Machinery - Construction & Mining - 0.30%			Telecommunications - 6.29%
United Tractors Tbk PT	3,139,900	6,158	America Movil SAB de CV ADR	582,784		13,736
			Bharti Infratel Ltd	1,025,106		4,332
			China Mobile Ltd	2,653,593		28,995
Machinery - Diversified - 0.11%			China Unicom Hong Kong Ltd	204,000		356
Turk Traktor ve Ziraat Makineleri AS	64,444	2,264	Hellenic Telecommunications Organization	662,433		9,081
			SA (b)
Media - 0.59%			Mobile Telesystems OJSC ADR	405,120		7,264
Naspers Ltd	100,622	12,374	MTN Group Ltd	988,965		20,471
			Philippine Long Distance Telephone Co	85,365		6,011
			Sistema JSFC	200,176		4,944
Metal Fabrication & Hardware - 0.86%			SK Telecom Co Ltd	41,970		10,774
Catcher Technology Co Ltd	1,010,000	8,255	Telekom Malaysia Bhd	7,202,600		14,035
Hyosung Corp	132,893	9,652	Telekomunikasi Indonesia Persero Tbk PT	48,034,200		10,912
		$17,907				$130,911
Mining - 1.96%
AngloGold Ashanti Ltd (b)	710,543	12,183	Transportation - 0.34%
Grupo Mexico SAB de CV	4,552,500	16,199	Sinotrans Ltd	11,536,000		7,145
MMC Norilsk Nickel OJSC ADR	637,305	12,463
		$40,845	TOTAL COMMON STOCKS			$1,913,859
			INVESTMENT COMPANIES - 2.66%	Shares Held	Value	(000	's)
Miscellaneous Manufacturing - 1.13%
Fosun International Ltd	5,802,500	7,339	Publicly Traded Investment Fund - 2.66%
Largan Precision Co Ltd	210,000	16,133	Goldman Sachs Financial Square Funds -	55,271,710		55,272
		$23,472	Government Fund

Oil & Gas - 7.53%			TOTAL INVESTMENT COMPANIES			$55,272
China Petroleum & Chemical Corp	24,279,978	23,770	PREFERRED STOCKS - 5.59%	Shares Held	Value	(000	's)
CNOOC Ltd	7,814,000	13,822
Gazprom OAO ADR	1,387,578	10,125	Banks - 3.21%
Lukoil OAO ADR	436,690	24,346	Banco Bradesco SA	1,603,400		24,594
PetroChina Co Ltd	25,054,000	32,472	Itau Unibanco Holding SA	2,734,483		42,306
Petroleo Brasileiro SA ADR	1,344,927	21,438				$66,900
PTT Exploration & Production PCL (a)	1,804,800	9,092	Electric - 0.10%
Reliance Industries Ltd	880,787	14,549	Cia Energetica de Sao Paulo	159,705		2,029
Tatneft OAO ADR	197,953	7,036
		$156,650
			Food - 0.61%
Pharmaceuticals - 0.57%			Cia Brasileira de Distribuicao	264,800		12,791
Lupin Ltd (a)	560,355	11,851

			Investment Companies - 0.28%
Real Estate - 1.08%			Bradespar SA	569,139		5,782
China Vanke Co Ltd (b)	6,331,300	14,019
Emlak Konut Gayrimenkul Yatirim Ortakligi	6,531,865	8,464
AS			Iron & Steel - 0.90%
			Usinas Siderurgicas de Minas Gerais SA (b)	1,371,700		4,892
		$22,483	Vale SA	1,068,150		13,738
REITS - 0.71%						$18,630
Fibra Uno Administracion SA de CV	4,184,900	14,698
			Media - 0.03%
			Zee Entertainment Enterprises Ltd	53,971,932		710
Retail - 1.38%
ANTA Sports Products Ltd	6,033,000	9,916
GOME Electrical Appliances Holding Ltd	51,697,000	8,726

See accompanying notes

			Schedule of Investments
	International Emerging Markets Fund
			July 31, 2014 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas - 0.46%
Surgutneftegas OAO	12,975,400		$9,524

TOTAL PREFERRED STOCKS			$116,366
Total Investments			$2,085,497
Liabilities in Excess of Other Assets, Net - (0.19)%			$(4,026)
TOTAL NET ASSETS - 100.00%			$2,081,471

(a)			Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $74,882 or 3.60% of net assets.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Country			Percent
China			17 .02%
Korea, Republic Of			15 .02%
Taiwan, Province Of China			14 .02%
Brazil			10 .95%
India			8.50%
South Africa			7.15%
Mexico			4.81%
Russian Federation			4.53%
United States			2.66%
Malaysia			2.56%
Hong Kong			2.36%
Indonesia			2.33%
Greece			1.91%
Turkey			1.83%
Thailand			1.63%
Philippines			0.90%
Poland			0.74%
Peru			0.53%
Chile			0.52%
Georgia			0.22%
Liabilities in Excess of Other Assets, Net			(0.19)%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2014 (unaudited)

COMMON STOCKS - 97.48%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 1.47%					Diversified Financial Services (continued)
Meggitt PLC	386,972		$3,314		Mitsubishi UFJ Lease & Finance Co Ltd	351,500		$1,969
Zodiac Aerospace	78,473		2,457					$14,204

			$5,771		Electric - 2.19%
Airlines - 0.77%					China Resources Power Holdings Co Ltd	2,228,000		6,224
Copa Holdings SA	19,800		3,007		PGE SA	353,365		2,351
								$8,575

Automobile Manufacturers - 3.64%					Electrical Components & Equipment - 0.79%
Bayerische Motoren Werke AG	49,671		5,917		Brother Industries Ltd	174,000		3,113
Daimler AG	65,036		5,367
Tata Motors Ltd ADR	75,700		2,976
			$14,260		Electronics - 3.62%
					AAC Technologies Holdings Inc	427,000		2,532
Automobile Parts & Equipment - 8.13%					Hon Hai Precision Industry Co Ltd	1,921,000		6,583
Bridgestone Corp	151,400		5,464		Japan Aviation Electronics Industry Ltd	121,000		2,490
Continental AG	25,660		5,526		Radiant Opto-Electronics Corp	616,000		2,558
Halla Visteon Climate Control Corp	39,110		1,929					$14,163
Hankook Tire Co Ltd	32,070		1,755
Koito Manufacturing Co Ltd	110,000		3,014		Engineering & Construction - 2.28%
Linamar Corp	30,600		1,666		ACS Actividades de Construccion y Servicios	76,981		3,366
Magna International Inc	55,000		5,906		SA
Stanley Electric Co Ltd	174,800		4,534		COMSYS Holdings Corp	205,500		3,804
Toyo Tire & Rubber Co Ltd	112,000		2,034		Kyowa Exeo Corp	127,300		1,764
			$31,828					$8,934

Banks - 9.48%					Food - 1.25%
					Aryzta AG (b)	30,000		2,713
Bank of China Ltd	11,053,000		5,282
Barclays PLC	507,832		1,925		Marine Harvest ASA	159,732		2,173
China CITIC Bank Corp Ltd	5,935,000		3,930					$4,886
China Merchants Bank Co Ltd	2,828,000		5,715		Forest Products & Paper - 1.05%
DNB ASA	273,476		4,846		Mondi PLC	235,021		4,116
Fukuoka Financial Group Inc	594,000		3,039
Home Capital Group Inc	41,000		1,951
Siam Commercial Bank PCL/The (a)	426,000		2,345		Healthcare - Products - 0.77%
Skandinaviska Enskilda Banken AB	360,693		4,829		Nihon Kohden Corp	61,200		3,007
Sumitomo Mitsui Financial Group Inc	79,300		3,233
Westpac Banking Corp	283		9		Healthcare - Services - 0.46%
			$37,104		Miraca Holdings Inc	38,500		1,782
Building Materials - 1.44%
Anhui Conch Cement Co Ltd	988,000		3,696		Home Builders - 3.89%
China Resources Cement Holdings Ltd	2,672,000		1,930		Barratt Developments PLC	602,737		3,536
			$5,626		Bellway PLC	75,550		1,918
					Berkeley Group Holdings PLC	93,477		3,848
Chemicals - 4.62%					Persimmon PLC (b)	103,826		2,187
BASF SE	31,801		3,291		Taylor Wimpey PLC	2,008,564		3,754
Methanex Corp	53,900		3,508
Nissan Chemical Industries Ltd	251,700		4,614					$15,243
Sasol Ltd	115,669		6,672		Home Furnishings - 1.50%
			$18,085		Steinhoff International Holdings Ltd	1,169,741		5,843
					Steinhoff International Holdings Ltd - Rights	194,043		26
Commercial Services - 2.24%					(a),(b)
Capita PLC	135,031		2,734
Estacio Participacoes SA	153,300		1,902					$5,869
Kroton Educacional SA	86,300		2,300		Insurance - 4.93%
OHL Mexico SAB de CV (b)	630,000		1,832		AXA SA	116,375		2,674
			$8,768		Genworth MI Canada Inc	49,500		1,795
					Mapfre SA	754,921		2,904
Computers - 4.07%					Porto Seguro SA	125,100		1,730
Asustek Computer Inc	386,000		4,079		Prudential PLC	181,106		4,162
Ingenico	31,801		3,217		Swiss Life Holding AG (b)	26,097		6,035
Lenovo Group Ltd	1,606,000		2,191
Nomura Research Institute Ltd	138,000		4,345					$19,300
Obic Co Ltd	59,700		2,119		Internet - 2.29%
			$15,951		M3 Inc	157,500		2,542
					NetEase Inc ADR	41,700		3,505
Diversified Financial Services - 3.63%					Tencent Holdings Ltd	180,000		2,923
Aberdeen Asset Management PLC	374,357		2,599
Azimut Holding SpA	70,424		1,813					$8,970
Henderson Group PLC	447,502		1,862		Lodging - 0.51%
London Stock Exchange Group PLC	86,591		2,824		Echo Entertainment Group Ltd	647,000		1,982
Macquarie Group Ltd	29		2
Man Group PLC	1,568,332		3,135

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Machinery - Diversified - 0.42%					Toys, Games & Hobbies - 0.81%
Bucher Industries AG	5,500		$1,653		Bandai Namco Holdings Inc	125,600	$3,179

Metal Fabrication & Hardware - 0.87%					Water - 0.45%
Catcher Technology Co Ltd	416,000		3,400		Guangdong Investment Ltd	1,560,000	1,749

Miscellaneous Manufacturing - 1.56%					TOTAL COMMON STOCKS		$381,717
Largan Precision Co Ltd	54,000		4,148		INVESTMENT COMPANIES - 1.88%	Shares Held	Value (000's)
Sunny Optical Technology Group Co Ltd	1,500,000		1,973		Publicly Traded Investment Fund - 1.88%
			$6,121		BlackRock Liquidity Funds TempFund	3,723,985	3,724
Oil & Gas - 6.37%					Portfolio
Bankers Petroleum Ltd (b)	295,000		1,667		Goldman Sachs Financial Square Funds -	3,630,490	3,630
Beach Energy Ltd	1,151,466		1,791		Money Market Fund
Canadian Natural Resources Ltd	108,000		4,708				$7,354
Imperial Oil Ltd	66,500		3,412		TOTAL INVESTMENT COMPANIES		$7,354
Inpex Corp	205,800		3,050		Total Investments		$389,071
Royal Dutch Shell PLC - A Shares	152,266		6,261		Other Assets in Excess of Liabilities, Net - 0.64%		$2,515
Suncor Energy Inc	99,000		4,065		TOTAL NET ASSETS - 100.00%		$391,586
			$24,954

Pharmaceuticals - 8.09%					(a)		Fair value of these investments is determined in good faith by the
Actelion Ltd (b)	34,773		4,176		Manager under procedures established and periodically reviewed by the
Alfresa Holdings Corp	31,800		1,899		Board of Directors. At the end of the period, the fair value of these
Astellas Pharma Inc	241,400		3,274		securities totaled $2,371 or 0.61% of net assets.
Jazz Pharmaceuticals PLC (b)	27,300		3,815		(b) Non-Income Producing Security
Novartis AG	54,142		4,710
Orion OYJ	58,543		2,170
Rohto Pharmaceutical Co Ltd	112,700		1,744		Portfolio Summary (unaudited)
Shire PLC	73,485		6,048		Country		Percent
Sino Biopharmaceutical Ltd	4,500,000		3,857
			$31,693		Japan		19 .28%
					United Kingdom		11 .57%
Real Estate - 2.09%					Taiwan, Province Of China		8.90%
China Overseas Land & Investment Ltd	964,000		2,931		China		8.56%
Country Garden Holdings Co Ltd	4,418,000		2,248		Canada		8.51%
Shimao Property Holdings Ltd	1,312,500		3,018		Germany		5.83%
			$8,197		Hong Kong		5.04%
					Switzerland		4.92%
Retail - 2.38%					United States		3.41%
Next PLC	45,841		5,232		South Africa		3.20%
Pandora A/S	30,675		2,099		Netherlands		2.21%
USS Co Ltd	114,300		1,997		France		2.13%
			$9,328		Ireland		2.02%
Semiconductors - 4.91%					Norway		1.80%
Advanced Semiconductor Engineering Inc	1,879,000		2,231		Spain		1.60%
Advanced Semiconductor Engineering Inc	33,459		200		Brazil		1.51%
ADR					Sweden		1.23%
Dialog Semiconductor PLC (b)	90,000		2,737		Australia		0.97%
MediaTek Inc	113,000		1,749		Korea, Republic Of		0.94%
NXP Semiconductor NV (b)	38,100		2,376		Panama		0.77%
Realtek Semiconductor Corp	830,000		2,629		India		0.76%
Taiwan Semiconductor Manufacturing Co Ltd	276,300		5,526		Poland		0.60%
ADR					Thailand		0.60%
Vanguard International Semiconductor Corp	1,238,000		1,772		Finland		0.55%
			$19,220		Denmark		0.53%
					Israel		0.52%
Software - 1.71%					Russian Federation		0.47%
Constellation Software Inc/Canada	7,900		1,877		Mexico		0.47%
IT Holdings Corp	113,700		2,076		Italy		0.46%
Open Text Corp	49,600		2,758		Other Assets in Excess of Liabilities, Net		0.64%
			$6,711		TOTAL NET ASSETS		100.00%
Telecommunications - 2.80%
Bezeq The Israeli Telecommunication Corp	1,089,826		2,029
Ltd
Coolpad Group Ltd (b)	7,416,000		1,726
KDDI Corp	93,100		5,352
Sistema JSFC	75,351		1,861
			$10,968

See accompanying notes

		Schedule of Investments
International Fund I
July 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
eMini MSCI EAFE; September 2014	Long	63	$6,176		$6,033	$(143)
S&P 500 Emini; September 2014	Long	27	2,617		2,598	(19)
Total						$(162)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
July 31, 2014 (unaudited)

COMMON STOCKS - 98.56%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.05%					Beverages - 2.06%
Interpublic Group of Cos Inc/The	5,030		$99		Brown-Forman Corp	2,056		$178
Omnicom Group Inc	3,279		230		Coca-Cola Co/The	61,522		2,417
			$329		Coca-Cola Enterprises Inc	2,916		133
					Constellation Brands Inc (a)	2,124		177
Aerospace & Defense - 2.48%					Dr Pepper Snapple Group Inc	7,624		448
Boeing Co/The	21,053		2,537		Keurig Green Mountain Inc	2,438		290
General Dynamics Corp	2,727		319		Molson Coors Brewing Co	1,942		131
L-3 Communications Holdings Inc	1,070		112		Monster Beverage Corp (a)	2,538		163
Lockheed Martin Corp	2,245		375		PepsiCo Inc	104,352		9,193
Northrop Grumman Corp	1,852		228					$13,130
Orbital Sciences Corp (a)	190,581		4,892
Raytheon Co	58,109		5,274		Biotechnology - 2.60%
Rockwell Collins Inc	1,629		119		Alexion Pharmaceuticals Inc (a)	4,967		790
United Technologies Corp	18,447		1,940		Amgen Inc	61,325		7,812
			$15,796		Biogen Idec Inc (a)	4,802		1,605
					Celgene Corp (a)	11,494		1,002
Agriculture - 0.74%					Gilead Sciences Inc (a)	31,524		2,886
Altria Group Inc	18,782		763		Incyte Corp (a)	1,600		76
Archer-Daniels-Midland Co	14,909		692		Intercept Pharmaceuticals Inc (a)	300		70
Lorillard Inc	2,669		161		Regeneron Pharmaceuticals Inc (a)	6,091		1,926
Philip Morris International Inc	38,129		3,127		Vertex Pharmaceuticals Inc (a)	4,000		356
			$4,743					$16,523

Airlines - 0.42%					Building Materials - 0.98%
American Airlines Group Inc	19,700		765		Eagle Materials Inc	58,896		5,349
Delta Air Lines Inc	31,241		1,170		Martin Marietta Materials Inc	3,500		435
Southwest Airlines Co	8,914		252		Vulcan Materials Co	7,369		465
United Continental Holdings Inc (a)	10,300		478
								$6,249
			$2,665
					Chemicals - 2.16%
Apparel - 0.35%					Air Products & Chemicals Inc	1,529		202
Hanesbrands Inc	3,000		293		Airgas Inc	4,400		470
Michael Kors Holdings Ltd (a)	5,378		439
					Celanese Corp	7,200		419
Nike Inc	15,521		1,197		CF Industries Holdings Inc	661		165
VF Corp	4,392		269		Dow Chemical Co/The	14,621		747
			$2,198		Eastman Chemical Co	1,860		147
Automobile Manufacturers - 0.23%					Ecolab Inc	53,567		5,814
Ford Motor Co	32,786		558		EI du Pont de Nemours & Co	7,566		487
General Motors Co	22,020		745		FMC Corp	1,610		105
PACCAR Inc	2,971		185		International Flavors & Fragrances Inc	984		99
			$1,488		LyondellBasell Industries NV	8,933		949
					Monsanto Co	11,015		1,245
Automobile Parts & Equipment - 2.00%					Mosaic Co/The	4,117		190
BorgWarner Inc	2,894		180		Potash Corp of Saskatchewan Inc	4,100		146
Delphi Automotive PLC	19,740		1,318		PPG Industries Inc	1,367		272
Goodyear Tire & Rubber Co/The	3,499		88		Praxair Inc	7,326		938
Johnson Controls Inc	228,959		10,816		RPM International Inc	3,900		172
TRW Automotive Holdings Corp (a)	3,300		338		Sherwin-Williams Co/The	4,981		1,027
			$12,740		Sigma-Aldrich Corp	1,517		152
Banks - 7.75%								$13,746
Bank of America Corp	203,305		3,100		Coal - 0.03%
Bank of New York Mellon Corp/The	9,666		377		Consol Energy Inc	5,009		194
BB&T Corp	5,092		189
Capital One Financial Corp	4,943		393
Citigroup Inc	260,875		12,759		Commercial Services - 1.08%
Fifth Third Bancorp	10,851		222		ADT Corp/The	2,416		84
					Alliance Data Systems Corp (a)	674		177
Goldman Sachs Group Inc/The	3,075		532
Huntington Bancshares Inc/OH	10,561		104		Automatic Data Processing Inc	42,757		3,477
JP Morgan Chase & Co	210,845		12,159		Cintas Corp	1,215		76
KeyCorp	10,835		147		Equifax Inc	3,869		295
M&T Bank Corp	1,900		231		H&R Block Inc	3,498		112
Morgan Stanley	41,164		1,331		Iron Mountain Inc	7,200		241
Northern Trust Corp	9,200		615		MasterCard Inc	25,097		1,861
PNC Financial Services Group Inc/The	4,697		388		McGraw Hill Financial Inc	1,600		128
					Quanta Services Inc (a)	7,307		244
Regions Financial Corp	18,059		183
State Street Corp	20,447		1,441		Total System Services Inc	2,099		67
SunTrust Banks Inc	6,654		253		Western Union Co/The	6,674		117
US Bancorp/MN	19,239		809					$6,879
Wells Fargo & Co	276,622		14,080		Computers - 4.04%
			$49,313		Accenture PLC - Class A	11,793		935
					Apple Inc	191,228		18,276

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electric (continued)
Cognizant Technology Solutions Corp (a)	11,821		$580		Southern Co/The	7,284		$315
EMC Corp/MA	22,504		660		Wisconsin Energy Corp	2,736		119
Hewlett-Packard Co	15,441		550		Xcel Energy Inc	6,327		195
International Business Machines Corp	14,723		2,821					$10,105
NetApp Inc	4,117		160
SanDisk Corp	4,288		393		Electrical Components & Equipment - 0.20%
Seagate Technology PLC	4,175		245		AMETEK Inc	3,109		151
Western Digital Corp	10,870		1,085		Emerson Electric Co	5,875		374
			$25,705		Energizer Holdings Inc	3,700		425
					Hubbell Inc	3,000		351
Consumer Products - 0.53%								$1,301
Avery Dennison Corp	1,166		55
Kimberly-Clark Corp	31,822		3,305		Electronics - 2.80%
			$3,360		Agilent Technologies Inc	12,600		707
					FLIR Systems Inc	1,788		59
Cosmetics & Personal Care - 0.81%					Garmin Ltd	1,486		82
Avon Products Inc	28,000		370		Honeywell International Inc	78,401		7,199
Colgate-Palmolive Co	9,064		575		PerkinElmer Inc	1,380		64
Estee Lauder Cos Inc/The	7,944		583		TE Connectivity Ltd	3,341		207
Procter & Gamble Co/The	46,558		3,600		Thermo Fisher Scientific Inc	46,616		5,663
			$5,128		Trimble Navigation Ltd (a)	5,600		173
					Tyco International Ltd	84,763		3,658
Distribution & Wholesale - 0.13%								$17,812
Fossil Group Inc (a)	593		58
Genuine Parts Co	1,952		162		Engineering & Construction - 0.28%
WW Grainger Inc	2,577		606		Fluor Corp	1,973		143
			$826		Granite Construction Inc	42,760		1,392
					Jacobs Engineering Group Inc (a)	5,090		259
Diversified Financial Services - 2.76%								$1,794
American Express Co	65,855		5,795
Ameriprise Financial Inc	5,574		667		Environmental Control - 0.02%
BlackRock Inc	2,520		768		Stericycle Inc (a)	1,059		125
Charles Schwab Corp/The	128,765		3,573
CME Group Inc/IL	5,909		437
Discover Financial Services	14,464		883		Food - 2.14%
E*Trade Financial Corp (a)	18,387		386		Danone SA ADR	300,014		4,344
FNF Group	7,300		198		General Mills Inc	14,709		737
FNFV Group (a)	2,433		40		Hershey Co/The	1,840		162
					Hormel Foods Corp	1,626		74
Franklin Resources Inc	2,943		159		JM Smucker Co/The	1,270		127
Intercontinental Exchange Inc	2,700		519
Invesco Ltd	10,520		396		Kellogg Co	12,861		769
					Kraft Foods Group Inc	4,382		235
Legg Mason Inc	1,330		63		Kroger Co/The	4,314		211
LPL Financial Holdings Inc	5,000		238
NASDAQ OMX Group Inc/The	1,484		63		Mondelez International Inc	38,080		1,371
					Nestle SA ADR	61,570		4,566
Och-Ziff Capital Management Group LLC	10,700		146		Sysco Corp	15,381		549
TD Ameritrade Holding Corp	9,500		305
Visa Inc	13,902		2,933		Tyson Foods Inc	3,282		122
					Whole Foods Market Inc	8,600		329
			$17,569					$13,596

Electric - 1.59%					Forest Products & Paper - 0.10%
AES Corp/VA	42,000		614		International Paper Co	12,867		611
Ameren Corp	2,981		115		Veritiv Corp (a)	106		4
American Electric Power Co Inc	14,942		777
Calpine Corp (a)	12,000		264					$615
CMS Energy Corp	12,812		371		Gas - 0.86%
Consolidated Edison Inc	3,719		209		AGL Resources Inc	1,435		74
Dominion Resources Inc/VA	4,815		326		CenterPoint Energy Inc	14,200		345
DTE Energy Co	2,249		166		NiSource Inc	17,749		669
Duke Energy Corp	5,783		417		Sempra Energy	43,934		4,381
Edison International	4,137		227					$5,469
Entergy Corp	6,567		478
Exelon Corp	68,850		2,139		Hand & Machine Tools - 0.04%
FirstEnergy Corp	10,374		324		Snap-on Inc	701		84
NextEra Energy Inc	3,573		335		Stanley Black & Decker Inc	2,200		193
Northeast Utilities	8,101		356					$277
NRG Energy Inc	24,530		759		Healthcare - Products - 0.86%
Pepco Holdings Inc	3,117		84		Baxter International Inc	4,574		342
PG&E Corp	21,529		962		Becton Dickinson and Co	5,021		583
Pinnacle West Capital Corp	1,328		71		Boston Scientific Corp (a)	33,414		427
PPL Corp	5,167		170		CareFusion Corp (a)	7,100		311
Public Service Enterprise Group Inc	6,427		226		Covidien PLC	8,917		772
SCANA Corp	1,697		86		CR Bard Inc	956		143

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)					Internet (continued)
DENTSPLY International Inc	7,500		$347		TripAdvisor Inc (a)	1,407		$133
Edwards Lifesciences Corp (a)	1,361		123		VeriSign Inc (a)	8,657		468
Intuitive Surgical Inc (a)	500		229		Yahoo! Inc (a)	6,892		247
Medtronic Inc	8,472		523					$39,769
Patterson Cos Inc	1,041		41
St Jude Medical Inc	8,927		582		Iron & Steel - 0.05%
Stryker Corp	9,157		730		Nucor Corp	4,800		241
Varian Medical Systems Inc (a)	1,288		106		United States Steel Corp	1,777		60
Zimmer Holdings Inc	2,149		215					$301
			$5,474		Leisure Products & Services - 0.75%
Healthcare - Services - 1.40%					Carnival Corp	8,800		319
Aetna Inc	9,956		772		Harley-Davidson Inc	71,602		4,426
Cigna Corp	2,311		208					$4,745
Humana Inc	5,816		684		Lodging - 0.96%
Laboratory Corp of America Holdings (a)	1,081		112		Hilton Worldwide Holdings Inc (a)	7,800		189
Quest Diagnostics Inc	1,795		110		Las Vegas Sands Corp	4,400		325
UnitedHealth Group Inc	76,275		6,182		Marriott International Inc/DE	2,713		175
WellPoint Inc	7,492		823		Starwood Hotels & Resorts Worldwide Inc	60,601		4,656
			$8,891		Wyndham Worldwide Corp	1,573		119
Home Builders - 0.04%					Wynn Resorts Ltd	3,127		667
Lennar Corp	5,300		192					$6,131
Pulte Group Inc	4,348		77		Machinery - Construction & Mining - 0.39%
			$269		Caterpillar Inc	23,906		2,409
Home Furnishings - 0.03%					Joy Global Inc	1,283		76
Harman International Industries Inc	814		89					$2,485
Whirlpool Corp	948		135		Machinery - Diversified - 1.09%
			$224		Cummins Inc	1,452		202
Housewares - 0.02%					Deere & Co	3,102		264
Newell Rubbermaid Inc	3,469		113		Flowserve Corp	31,183		2,309
					Rockwell Automation Inc	33,942		3,790
					Roper Industries Inc	1,600		231
Insurance - 4.00%					Xylem Inc/NY	3,229		114
ACE Ltd	2,905		291					$6,910
Aflac Inc	3,934		235
Allstate Corp/The	3,858		225		Media - 3.69%
American International Group Inc	12,263		637		Cablevision Systems Corp	2,630		51
Aon PLC	2,531		214		CBS Corp	4,720		268
Assurant Inc	878		56		Comcast Corp - Class A	40,007		2,149
Berkshire Hathaway Inc - Class A (a)	25		4,703		DIRECTV (a)	8,483		730
Berkshire Hathaway Inc - Class B (a)	20,362		2,554		Discovery Communications Inc - C Shares (a)	5,750		484
Chubb Corp/The	2,120		184		Gannett Co Inc	2,754		90
Cincinnati Financial Corp	1,867		86		Graham Holdings Co	51		35
					News Corp (a)	29,000		512
CNA Financial Corp	5,100		191
Genworth Financial Inc (a)	5,972		78		Scripps Networks Interactive Inc	1,323		109
Hartford Financial Services Group Inc/The	5,494		188		Time Warner Cable Inc	9,933		1,441
Lincoln National Corp	3,349		175		Time Warner Inc	7,459		619
Loews Corp	3,200		135		Twenty-First Century Fox Inc - A Shares	45,578		1,444
Marsh & McLennan Cos Inc	19,905		1,010		Twenty-First Century Fox Inc - B Shares	198,664		6,290
MetLife Inc	225,789		11,877		Viacom Inc	13,650		1,128
Progressive Corp/The	28,754		674		Walt Disney Co/The	95,092		8,167
Prudential Financial Inc	3,401		296					$23,517
Torchmark Corp	1,638		86		Metal Fabrication & Hardware - 0.14%
Travelers Cos Inc/The	3,041		272		Precision Castparts Corp	3,912		895
Unum Group	3,155		108
XL Group PLC	36,873		1,189
			$25,464		Mining - 0.56%
					Alcoa Inc	30,669		503
Internet - 6.25%					Freeport-McMoRan Inc	78,213		2,911
Amazon.com Inc (a)	7,821		2,448		Kinross Gold Corp (a)	16,100		64
eBay Inc (a)	12,916		682		Yamana Gold Inc	8,400		72
Expedia Inc	1,297		103					$3,550
F5 Networks Inc (a)	961		108
Facebook Inc (a)	134,805		9,793		Miscellaneous Manufacturing - 2.36%
Google Inc - A Shares (a)	17,934		10,394		3M Co	14,244		2,007
Google Inc - C Shares (a)	17,933		10,251		Danaher Corp	22,703		1,678
LinkedIn Corp (a)	500		90		Dover Corp	2,159		185
Netflix Inc (a)	1,842		779		Eaton Corp PLC	3,509		238
Priceline Group Inc/The (a)	1,334		1,657		General Electric Co	310,013		7,797
Splunk Inc (a)	55,640		2,616		Illinois Tool Works Inc	3,279		270

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing (continued)					Pharmaceuticals (continued)
Ingersoll-Rand PLC	5,137		$302		McKesson Corp	6,719		$1,289
Leggett & Platt Inc	1,763		58		Mead Johnson Nutrition Co	2,558		234
Parker Hannifin Corp	1,894		218		Merck & Co Inc	238,503		13,533
Pentair PLC	25,179		1,613		Mylan Inc/PA (a)	4,721		233
Textron Inc	17,884		650		Perrigo Co PLC	2,600		391
			$15,016		Pfizer Inc	299,915		8,608
					Roche Holding AG ADR	60,616		2,202
Office & Business Equipment - 0.01%					Zoetis Inc	8,200		270
Pitney Bowes Inc	2,440		66					$49,569

					Pipelines - 0.17%
Oil & Gas - 7.03%					Kinder Morgan Inc/DE	4,864		175
Anadarko Petroleum Corp	11,842		1,265		Spectra Energy Corp	14,839		607
Apache Corp	13,567		1,392		Williams Cos Inc/The	4,937		280
Chesapeake Energy Corp	11,729		310
Chevron Corp	29,274		3,783					$1,062
Cimarex Energy Co	16,740		2,327		REITS - 1.82%
Concho Resources Inc (a)	2,200		310		American Tower Corp	46,522		4,391
ConocoPhillips	15,023		1,240		AvalonBay Communities Inc	5,445		806
Continental Resources Inc/OK (a)	600		88		Boston Properties Inc	1,952		233
Denbury Resources Inc	4,430		75		Crown Castle International Corp	9,657		716
Devon Energy Corp	3,203		242		Equity Residential	4,264		276
Diamond Offshore Drilling Inc	874		41		Essex Property Trust Inc	780		148
EOG Resources Inc	4,607		504		Federal Realty Investment Trust	2,500		305
EQT Corp	4,800		450		General Growth Properties Inc	5,100		119
Exxon Mobil Corp	144,023		14,250		HCP Inc	5,805		241
Helmerich & Payne Inc	1,366		145		Health Care REIT Inc	3,680		234
Hess Corp	52,835		5,230		Host Hotels & Resorts Inc	9,609		209
Marathon Oil Corp	5,701		221		Kimco Realty Corp	4,950		111
Marathon Petroleum Corp	2,156		180		Macerich Co/The	1,748		114
Murphy Oil Corp	5,323		331		Prologis Inc	6,217		254
Nabors Industries Ltd	3,310		90		Public Storage	2,212		380
Newfield Exploration Co (a)	1,739		70		Simon Property Group Inc	8,445		1,421
Noble Energy Inc	2,633		175		SL Green Realty Corp	900		97
Occidental Petroleum Corp	78,952		7,714		Ventas Inc	3,737		237
Phillips 66	14,257		1,156		Vornado Realty Trust	7,512		797
Pioneer Natural Resources Co	4,229		937		Weyerhaeuser Co	15,889		497
QEP Resources Inc	2,297		76					$11,586
Range Resources Corp	7,000		529
Rowan Cos PLC	1,545		47		Retail - 6.42%
Royal Dutch Shell PLC ADR	7,700		630		Advance Auto Parts Inc	32,920		3,987
Seventy Seven Energy Inc (a)	459		10		AutoNation Inc (a)	779		41
					AutoZone Inc (a)	927		479
Talisman Energy Inc	21,700		227		Bed Bath & Beyond Inc (a)	2,595		164
Tesoro Corp	1,650		102
Valero Energy Corp	8,215		417		Best Buy Co Inc	3,302		98
WPX Energy Inc (a)	10,066		207		CarMax Inc (a)	14,400		703
					Chipotle Mexican Grill Inc (a)	1,194		803
			$44,771
					Coach Inc	3,389		117
Oil & Gas Services - 2.12%					Costco Wholesale Corp	8,817		1,036
Baker Hughes Inc	5,127		352		CVS Caremark Corp	171,688		13,111
Cameron International Corp (a)	57,037		4,045		Dollar General Corp (a)	5,341		295
Halliburton Co	85,373		5,890		Dollar Tree Inc (a)	6,043		329
National Oilwell Varco Inc	8,008		649		GameStop Corp	1,412		59
Schlumberger Ltd	23,322		2,528		Gap Inc/The	3,200		128
			$13,464		Home Depot Inc/The	22,524		1,821
					Kohl's Corp	8,832		473
Packaging & Containers - 0.09%					L Brands Inc	7,500		435
Ball Corp	6,047		370		Lowe's Cos Inc	18,273		874
Bemis Co Inc	1,243		49
Owens-Illinois Inc (a)	1,993		62		Macy's Inc	10,098		584
					McDonald's Corp	11,972		1,132
Sealed Air Corp	2,369		76		Nordstrom Inc	1,816		126
			$557		O'Reilly Automotive Inc (a)	1,351		203
Pharmaceuticals - 7.79%					PetSmart Inc	1,252		85
Abbott Laboratories	30,062		1,266		Rite Aid Corp (a)	35,700		239
AbbVie Inc	35,848		1,876		Ross Stores Inc	8,629		556
Actavis PLC (a)	5,322		1,140		Staples Inc	8,261		96
Allergan Inc/United States	7,526		1,248		Starbucks Corp	16,248		1,262
Bristol-Myers Squibb Co	55,050		2,787		Target Corp	9,774		583
Cardinal Health Inc	3,809		273		Tim Hortons Inc	1,000		56
Eli Lilly & Co	23,589		1,440		TJX Cos Inc/The	134,496		7,168
Express Scripts Holding Co (a)	6,500		453		Tractor Supply Co	1,714		106
Johnson & Johnson	123,150		12,326		Walgreen Co	14,517		998
See accompanying notes					117

Schedule of Investments
LargeCap Blend Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	INVESTMENT COMPANIES (continued)	Shares Held	Value	(000	's)

Retail (continued)					Publicly Traded Investment Fund (continued)
Wal-Mart Stores Inc	30,981		$2,280		JP Morgan Prime Money Market Fund	565,017		$565
Yum! Brands Inc	6,123		424					$9,294
			$40,851		TOTAL INVESTMENT COMPANIES			$9,294

Semiconductors - 2.12%					Total Investments			$636,644
Altera Corp	13,900		455		Liabilities in Excess of Other Assets, Net - (0.02)%			$(130)
Applied Materials Inc	55,494		1,163		TOTAL NET ASSETS - 100.00%			$636,514
ASML Holding NV - NY Reg Shares	52,333		4,927
Atmel Corp (a)	17,300		142
					(a) Non-Income Producing Security
Broadcom Corp	21,290		814
Intel Corp	40,509		1,373
Lam Research Corp	11,700		819
Micron Technology Inc (a)	8,512		260		Portfolio Summary (unaudited)
Qualcomm Inc	40,977		3,020		Sector			Percent
Texas Instruments Inc	8,948		414		Consumer, Non-cyclical			20 .01%
Xilinx Inc	3,298		136		Financial			16 .33%
			$13,523		Communications			12 .11%
					Technology			12 .09%
Software - 5.92%					Industrial			11 .98%
Adobe Systems Inc (a)	3,399		235
Akamai Technologies Inc (a)	5,771		341		Consumer, Cyclical			11 .38%
Autodesk Inc (a)	16,100		859		Energy			9.34%
					Basic Materials			2.87%
CA Inc	3,925		113		Utilities			2.45%
Cerner Corp (a)	3,767		208
Citrix Systems Inc (a)	34,237		2,319		Exchange Traded Funds			1.46%
					Liabilities in Excess of Other Assets, Net			(0.02)%
Dun & Bradstreet Corp/The	460		51
Electronic Arts Inc (a)	4,013		135		TOTAL NET ASSETS			100.00%
Fidelity National Information Services Inc	10,672		602
Fiserv Inc (a)	3,231		199
Intuit Inc	2,487		204
Microsoft Corp	414,389		17,885
Oracle Corp	128,338		5,183
Red Hat Inc (a)	79,540		4,623
Salesforce.com Inc (a)	4,007		217
VMware Inc (a)	45,550		4,526
			$37,700

Telecommunications - 2.11%
AT&T Inc	68,308		2,431
CenturyLink Inc	7,307		287
Cisco Systems Inc	98,016		2,473
Corning Inc	10,661		209
Frontier Communications Corp	12,691		83
Harris Corp	1,291		88
Juniper Networks Inc	6,010		141
Motorola Solutions Inc	5,200		331
T-Mobile US Inc (a)	9,500		313
Verizon Communications Inc	139,242		7,021
Windstream Holdings Inc	7,567		87
			$13,464

Toys, Games & Hobbies - 0.03%
Hasbro Inc	1,479		74
Mattel Inc	4,100		145
			$219

Transportation - 1.11%
CH Robinson Worldwide Inc	53,180		3,587
CSX Corp	8,460		253
Expeditors International of Washington Inc	2,518		109
FedEx Corp	7,845		1,152
Norfolk Southern Corp	2,578		262
Union Pacific Corp	7,498		737
United Parcel Service Inc	10,180		989
			$7,089
TOTAL COMMON STOCKS			$627,350
INVESTMENT COMPANIES - 1.46%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 1.46%
BlackRock Liquidity Funds TempFund	5,943,803		5,944
Portfolio
Goldman Sachs Financial Square Funds -	2,785,665		2,785
Money Market Fund

See accompanying notes

		Schedule of Investments
LargeCap Blend Fund II
July 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; September 2014	Long	105	$10,269		$10,105	$(164)
Total						$(164)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
July 31, 2014 (unaudited)

COMMON STOCKS - 98.35%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Airlines - 4.48%					Leisure Products & Services - 1.54%
Delta Air Lines Inc	2,571,630		$96,333		Royal Caribbean Cruises Ltd	849,202		$50,655
United Continental Holdings Inc (a)	1,094,977		50,796

			$147,129		Lodging - 2.46%
Apparel - 5.26%					Las Vegas Sands Corp	1,095,891		80,932
Michael Kors Holdings Ltd (a)	386,046		31,455
Nike Inc	1,296,547		100,002		Mining - 0.98%
Under Armour Inc (a)	619,098		41,325
					Alcoa Inc	1,966,743		32,235
			$172,782

Automobile Parts & Equipment - 0.99%					Oil & Gas - 4.06%
Johnson Controls Inc	685,640		32,390		Continental Resources Inc/OK (a)	228,577		33,550
					Pioneer Natural Resources Co	450,388		99,743
Banks - 2.24%								$133,293
Morgan Stanley	2,278,100		73,674		Oil & Gas Services - 4.36%
					Halliburton Co	1,428,337		98,541
Beverages - 1.05%					Weatherford International PLC (a)	1,997,700		44,688
Constellation Brands Inc (a)	413,623		34,438					$143,229

					Pharmaceuticals - 7.65%
Biotechnology - 9.97%					Actavis PLC (a)	311,753		66,796
Biogen Idec Inc (a)	428,895		143,418		Bristol-Myers Squibb Co	1,065,365		53,929
Gilead Sciences Inc (a)	1,662,256		152,180		McKesson Corp	364,707		69,973
Illumina Inc (a)	200,697		32,093		Valeant Pharmaceuticals International Inc (a)	517,740		60,777
			$327,691					$251,475

Building Materials - 1.40%					Retail - 5.99%
Masco Corp	2,215,650		46,086		Chipotle Mexican Grill Inc (a)	70,896		47,677
					Starbucks Corp	1,201,571		93,338
					Tiffany & Co	230,900		22,538
Chemicals - 4.97%					Ulta Salon Cosmetics & Fragrance Inc (a)	360,735		33,307
LyondellBasell Industries NV	636,095		67,585
PPG Industries Inc	482,616		95,732					$196,860
			$163,317		Semiconductors - 3.15%
					Lam Research Corp	782,957		54,807
Commercial Services - 4.26%					NXP Semiconductor NV (a)	781,600		48,733
FleetCor Technologies Inc (a)	373,907		49,651
MasterCard Inc	1,220,309		90,486					$103,540
			$140,137		Software - 4.06%
					Salesforce.com Inc (a)	602,281		32,674
Computers - 6.46%					ServiceNow Inc (a)	640,485		37,660
Apple Inc	1,874,317		179,129		Tableau Software Inc (a)	327,000		21,255
Western Digital Corp	332,700		33,213		Workday Inc (a)	496,790		41,651
			$212,342					$133,240
Cosmetics & Personal Care - 1.89%
Estee Lauder Cos Inc/The	844,832		62,061		Transportation - 2.24%
					Canadian Pacific Railway Ltd	386,963		73,504

Diversified Financial Services - 6.86%					TOTAL COMMON STOCKS			$3,232,044
American Express Co	742,800		65,367		INVESTMENT COMPANIES - 1.73%	Shares Held	Value	(000	's)
Discover Financial Services	1,285,016		78,463
Visa Inc	387,064		81,674		Publicly Traded Investment Fund - 1.73%
			$225,504		Goldman Sachs Financial Square Funds -	56,871,670		56,872
					Government Fund
Electronics - 0.87%
Garmin Ltd	516,200		28,412		TOTAL INVESTMENT COMPANIES			$56,872
					Total Investments			$3,288,916
Healthcare - Products - 1.37%					Liabilities in Excess of Other Assets, Net - (0.08)%			$(2,468)
Boston Scientific Corp (a)	3,533,336		45,156		TOTAL NET ASSETS - 100.00%			$3,286,448

Healthcare - Services - 1.98%					(a) Non-Income Producing Security
Brookdale Senior Living Inc (a)	423,700		14,681
HCA Holdings Inc (a)	773,200		50,498
			$65,179

Internet - 7.81%
Facebook Inc (a)	1,117,986		81,222
Google Inc - A Shares (a)	157,062		91,025
Priceline Group Inc/The (a)	38,430		47,747
Splunk Inc (a)	615,758		28,953
Twitter Inc (a)	173,400		7,836
			$256,783

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
July 31, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	28 .17%
Consumer, Cyclical	20 .72%
Technology	13 .67%
Financial	9.10%
Energy	8.42%
Communications	7.81%
Basic Materials	5.95%
Industrial	4.51%
Exchange Traded Funds	1.73%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2014 (unaudited)

COMMON STOCKS - 97.90%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.06%					Biotechnology (continued)
Interpublic Group of Cos Inc/The	76,498		$1,508		Amgen Inc	80,001		$10,191
Lamar Advertising Co	13,551		680		Biogen Idec Inc (a)	273,955		91,607
Omnicom Group Inc	29,755		2,082		Celgene Corp (a)	747,992		65,188
			$4,270		Charles River Laboratories International Inc (a)	3,810		207
					Cubist Pharmaceuticals Inc (a)	12,681		772
Aerospace & Defense - 2.15%					Gilead Sciences Inc (a)	2,691,118		246,372
B/E Aerospace Inc (a)	19,005		1,618
					Illumina Inc (a)	14,393		2,302
Boeing Co/The	853,899		102,878		Myriad Genetics Inc (a)	11,678		422
Lockheed Martin Corp	30,067		5,020		Regeneron Pharmaceuticals Inc (a)	7,808		2,469
Rockwell Collins Inc	20,944		1,534		United Therapeutics Corp (a)	8,058		733
Spirit AeroSystems Holdings Inc (a)	20,256		660
					Vertex Pharmaceuticals Inc (a)	235,875		20,971
Triumph Group Inc	2,181		138					$500,832
United Technologies Corp	442,993		46,581
			$158,429		Building Materials - 0.33%
					Martin Marietta Materials Inc	10,969		1,362
Agriculture - 0.28%					Masco Corp	63,354		1,318
Altria Group Inc	224,043		9,096		Vulcan Materials Co	345,461		21,809
Archer-Daniels-Midland Co	11,406		529					$24,489
Lorillard Inc	43,232		2,615
Philip Morris International Inc	91,386		7,495		Chemicals - 3.29%
Reynolds American Inc	23,100		1,290		Albemarle Corp	5,106		313
			$21,025		Celanese Corp	2,422		141
					Dow Chemical Co/The	34,786		1,777
Airlines - 1.16%					Eastman Chemical Co	15,145		1,193
Alaska Air Group Inc	22,468		988		Ecolab Inc	1,323,710		143,662
American Airlines Group Inc	1,571,565		61,056		EI du Pont de Nemours & Co	98,214		6,316
Copa Holdings SA	4,648		706		Huntsman Corp	25,563		666
Delta Air Lines Inc	7,962		298		International Flavors & Fragrances Inc	14,122		1,426
Southwest Airlines Co	68,322		1,932		LyondellBasell Industries NV	49,955		5,308
Spirit Airlines Inc (a)	12,922		845
United Continental Holdings Inc (a)	430,521		19,972		Monsanto Co	59,380		6,715
					NewMarket Corp	1,644		636
			$85,797		Platform Specialty Products Corp (a)	15,358		379
Apparel - 0.52%					PPG Industries Inc	15,662		3,107
Deckers Outdoor Corp (a)	6,251		553		Praxair Inc	28,997		3,716
Hanesbrands Inc	17,697		1,729		RPM International Inc	21,958		970
Michael Kors Holdings Ltd (a)	322,931		26,312		Sherwin-Williams Co/The	311,239		64,187
Nike Inc	80,431		6,204		Sigma-Aldrich Corp	9,872		991
Under Armour Inc (a)	19,924		1,330		Valspar Corp/The	15,277		1,147
VF Corp	39,734		2,435		Westlake Chemical Corp	6,076		531
			$38,563					$243,181

Automobile Manufacturers - 0.26%					Commercial Services - 1.68%
PACCAR Inc	36,051		2,245		Alliance Data Systems Corp (a)	6,433		1,687
Tesla Motors Inc (a)	75,473		16,853		Aramark	6,918		186
			$19,098		Automatic Data Processing Inc	47,255		3,842
					Avis Budget Group Inc (a)	18,692		1,050
Automobile Parts & Equipment - 0.46%					Cintas Corp	14,532		910
Allison Transmission Holdings Inc	24,379		714		Equifax Inc	11,789		897
BorgWarner Inc	25,608		1,594		FleetCor Technologies Inc (a)	9,434		1,253
Delphi Automotive PLC	425,000		28,390		Gartner Inc (a)	16,291		1,115
Goodyear Tire & Rubber Co/The	42,585		1,072		Genpact Ltd (a)	3,438,676		60,521
Lear Corp	11,760		1,107		Global Payments Inc	12,500		866
WABCO Holdings Inc (a)	10,123		987		H&R Block Inc	48,738		1,566
			$33,864		Hertz Global Holdings Inc (a)	44,155		1,246
Banks - 1.19%					KAR Auction Services Inc	10,147		297
					Live Nation Entertainment Inc (a)	13,254		308
Morgan Stanley	1,608,000		52,003
State Street Corp	508,200		35,797		MasterCard Inc	114,360		8,480
			$87,800		McGraw Hill Financial Inc	30,082		2,413
					Moody's Corp	18,936		1,647
Beverages - 1.13%					Quanta Services Inc (a)	7,649		256
Brown-Forman Corp	18,424		1,596		Robert Half International Inc	24,070		1,171
Coca-Cola Co/The	393,017		15,442		Rollins Inc	11,464		325
Coca-Cola Enterprises Inc	30,148		1,370		RR Donnelley & Sons Co	3,503		61
Constellation Brands Inc (a)	17,906		1,491		SEI Investments Co	22,473		805
Dr Pepper Snapple Group Inc	23,516		1,382		Total System Services Inc	22,014		704
Keurig Green Mountain Inc	16,858		2,011		United Rentals Inc (a)	9,630		1,020
Monster Beverage Corp (a)	25,423		1,626		Vantiv Inc (a)	673,093		22,064
PepsiCo Inc	667,554		58,811		Verisk Analytics Inc (a)	133,000		7,985
			$83,729		Western Union Co/The	95,287		1,665
								$124,340
Biotechnology - 6.78%
Alexion Pharmaceuticals Inc (a)	374,854		59,598

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers - 4.41%					Electronics (continued)
Accenture PLC - Class A	800,886		$63,495		Amphenol Corp	945,134		$90,893
Apple Inc	1,829,446		174,840		Avnet Inc	5,073		215
Cognizant Technology Solutions Corp (a)	1,182,067		57,980		Gentex Corp/MI	14,294		413
Computer Sciences Corp	1,569		98		Honeywell International Inc	87,975		8,079
DST Systems Inc	4,735		426		Mettler-Toledo International Inc (a)	5,231		1,345
EMC Corp/MA	36,598		1,072		National Instruments Corp	1,572,210		50,059
IHS Inc (a)	12,288		1,614		PerkinElmer Inc	3,784		175
International Business Machines Corp	112,260		21,517		Thermo Fisher Scientific Inc	15,911		1,933
Jack Henry & Associates Inc	14,934		871		Tyco International Ltd	46,087		1,989
MICROS Systems Inc (a)	9,832		665		Waters Corp (a)	15,067		1,559
NetApp Inc	21,595		839					$157,138
Riverbed Technology Inc (a)	26,637		477
SanDisk Corp	19,093		1,751		Engineering & Construction - 0.92%
			$325,645		Chicago Bridge & Iron Co NV ADR	16,633		987
					Fluor Corp	911,474		66,419
Consumer Products - 0.07%					Foster Wheeler AG	18,004		593
Avery Dennison Corp	5,477		258					$67,999
Kimberly-Clark Corp	37,246		3,869
Scotts Miracle-Gro Co/The	7,252		386		Entertainment - 0.01%
Tupperware Brands Corp	8,752		637		Regal Entertainment Group	3,730		73
			$5,150		Six Flags Entertainment Corp	12,954		495
								$568
Cosmetics & Personal Care - 1.80%
Colgate-Palmolive Co	97,997		6,213		Environmental Control - 1.20%
Coty Inc	9,861		169		Covanta Holding Corp	7,837		160
					Stericycle Inc (a)	750,129		88,253
Estee Lauder Cos Inc/The	1,709,259		125,562
Procter & Gamble Co/The	15,212		1,176					$88,413
			$133,120		Food - 1.44%
Distribution & Wholesale - 1.66%					Campbell Soup Co	20,538		854
Fastenal Co	1,636,951		72,599		Flowers Foods Inc	30,548		583
Fossil Group Inc (a)	469,782		46,038		General Mills Inc	73,585		3,690
					Hain Celestial Group Inc (a)	8,289		709
Genuine Parts Co	16,230		1,344
LKQ Corp (a)	53,632		1,403		Hershey Co/The	14,798		1,305
WW Grainger Inc	6,421		1,510		Hormel Foods Corp	22,921		1,037
			$122,894		Ingredion Inc	1,988		146
					Kellogg Co	27,928		1,671
Diversified Financial Services - 6.16%					Kraft Foods Group Inc	58,714		3,146
Affiliated Managers Group Inc (a)	6,111		1,218		Kroger Co/The	61,019		2,989
American Express Co	100,254		8,822		McCormick & Co Inc/MD	23,188		1,525
Ameriprise Financial Inc	11,799		1,411		Tyson Foods Inc	2,899		108
BlackRock Inc	5,384		1,641		Whole Foods Market Inc	2,307,522		88,194
Charles Schwab Corp/The	4,713,595		130,802					$105,957
Eaton Vance Corp	21,388		751
Federated Investors Inc	12,290		347		Forest Products & Paper - 0.01%
Franklin Resources Inc	35,825		1,940		International Paper Co	12,124		576
					Veritiv Corp (a)	231		9
Intercontinental Exchange Inc	73,700		14,166
Invesco Ltd	11,953		450					$585
Lazard Ltd	22,250		1,164		Hand & Machine Tools - 0.01%
Legg Mason Inc	7,348		349		Lincoln Electric Holdings Inc	4,952		329
LPL Financial Holdings Inc	15,788		750		Snap-on Inc	1,145		138
Santander Consumer USA Holdings Inc	1,015		19		Stanley Black & Decker Inc	3,106		271
T Rowe Price Group Inc	29,046		2,256					$738
TD Ameritrade Holding Corp	1,664,969		53,479
Visa Inc	1,110,383		234,302		Healthcare - Products - 2.60%
Waddell & Reed Financial Inc	14,876		785		Baxter International Inc	60,485		4,518
			$454,652		Becton Dickinson and Co	21,653		2,517
					Boston Scientific Corp (a)	22,689		290
Electric - 0.02%					Bruker BioSciences Corp (a)	18,881		429
Calpine Corp (a)	10,855		239		Cooper Cos Inc/The	6,403		1,030
Dominion Resources Inc/VA	6,406		433		CR Bard Inc	8,501		1,269
ITC Holdings Corp	27,195		982		DENTSPLY International Inc	7,827		363
			$1,654		Edwards Lifesciences Corp (a)	18,743		1,692
					Henry Schein Inc (a)	15,101		1,756
Electrical Components & Equipment - 0.08%					IDEXX Laboratories Inc (a)	9,264		1,153
Acuity Brands Inc	7,679		824		Intuitive Surgical Inc (a)	373,355		170,829
AMETEK Inc	26,447		1,288
Emerson Electric Co	58,390		3,716		Patterson Cos Inc	1,381		54
Hubbell Inc	1,721		201		ResMed Inc	24,935		1,290
			$6,029		St Jude Medical Inc	20,405		1,330
					Stryker Corp	22,457		1,791
Electronics - 2.13%					Varian Medical Systems Inc (a)	17,923		1,472
Agilent Technologies Inc	8,525		478

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)					Lodging (continued)
Zimmer Holdings Inc	2,272		$227		Wyndham Worldwide Corp	22,607		$1,708
			$192,010		Wynn Resorts Ltd	354,520		75,584

Healthcare - Services - 2.93%								$192,536
Aetna Inc	18,911		1,466		Machinery - Construction & Mining - 0.02%
Centene Corp (a)	10,415		751		Caterpillar Inc	14,816		1,493
Cigna Corp	3,714		334
Covance Inc (a)	754,210		63,293
DaVita HealthCare Partners Inc (a)	1,234,319		86,946		Machinery - Diversified - 0.56%
HCA Holdings Inc (a)	5,512		360		Cummins Inc	20,404		2,844
Humana Inc	229,300		26,977		Deere & Co	14,452		1,230
Laboratory Corp of America Holdings (a)	6,064		629		Graco Inc	10,616		787
Mednax Inc (a)	11,262		667		IDEX Corp	13,275		1,007
					Middleby Corp/The (a)	10,341		754
UnitedHealth Group Inc	425,000		34,446		Nordson Corp	11,619		873
Universal Health Services Inc	3,546		378		Rockwell Automation Inc	15,165		1,693
			$216,247		Roper Industries Inc	8,163		1,176
Home Builders - 0.45%					Wabtec Corp/DE	376,398		30,368
DR Horton Inc	1,556,200		32,213		Xylem Inc/NY	24,058		849
NVR Inc (a)	785		884					$41,581

			$33,097		Media - 2.48%
Home Furnishings - 0.02%					Cablevision Systems Corp	33,876		651
Harman International Industries Inc	12,296		1,335		CBS Corp	54,623		3,104
					Charter Communications Inc (a)	7,852		1,213
					Comcast Corp - Class A	272,942		14,665
Housewares - 0.02%					DIRECTV (a)	53,859		4,635
Newell Rubbermaid Inc	28,963		941		Discovery Communications Inc - A Shares (a)	998,279		85,063
Toro Co	10,029		595		DISH Network Corp (a)	28,227		1,746
			$1,536		FactSet Research Systems Inc	7,618		915
Insurance - 0.08%					Nielsen NV	38,012		1,753
American Financial Group Inc/OH	1,833		103		Scripps Networks Interactive Inc	19,007		1,567
Aon PLC	25,182		2,125		Starz (a)	16,446		469
Arthur J Gallagher & Co	26,806		1,206		Time Warner Cable Inc	32,241		4,678
Erie Indemnity Co	4,413		323		Twenty-First Century Fox Inc - A Shares	1,384,928		43,874
Marsh & McLennan Cos Inc	40,955		2,079		Viacom Inc	49,494		4,092
Reinsurance Group of America Inc	3,467		278		Walt Disney Co/The	167,124		14,353
			$6,114					$182,778

Internet - 11.46%					Metal Fabrication & Hardware - 1.05%
Amazon.com Inc (a)	468,112		146,514		Precision Castparts Corp	340,262		77,852
Baidu Inc ADR(a)	231,134		49,937		Valmont Industries Inc	316		46
CDW Corp/DE	15,408		476					$77,898
Ctrip.com International Ltd ADR(a)	465,100		29,780
eBay Inc (a)	125,946		6,650		Mining - 0.01%
					Compass Minerals International Inc	5,793		498
Expedia Inc	18,322		1,455
F5 Networks Inc (a)	13,454		1,515
Facebook Inc (a)	1,047,754		76,119		Miscellaneous Manufacturing - 2.88%
Google Inc - A Shares (a)	309,730		179,504		3M Co	73,279		10,324
Google Inc - C Shares (a)	307,858		175,971		AO Smith Corp	5,746		268
IAC/InterActiveCorp	5,454		367		AptarGroup Inc	2,648		162
Liberty Ventures (a)	12,418		859		Colfax Corp (a)	16,942		1,067
LinkedIn Corp (a)	139,626		25,222		Crane Co	3,211		220
Netflix Inc (a)	58,734		24,828		Danaher Corp	2,553,451		188,649
Priceline Group Inc/The (a)	95,522		118,681		Donaldson Co Inc	23,429		909
Rackspace Hosting Inc (a)	21,179		642		Dover Corp	21,823		1,872
TripAdvisor Inc (a)	11,025		1,046		Hexcel Corp (a)	17,415		649
Twitter Inc (a)	47,255		2,135		Illinois Tool Works Inc	37,895		3,121
VeriSign Inc (a)	21,415		1,158		Ingersoll-Rand PLC	4,150		244
Vipshop Holdings Ltd ADR(a)	15,600		3,206		ITT Corp	3,726		171
			$846,065		Leggett & Platt Inc	12,368		406
					Pall Corp	19,506		1,511
Leisure Products & Services - 0.04%					Parker Hannifin Corp	14,334		1,648
Harley-Davidson Inc	24,837		1,536		Pentair PLC	2,370		152
Polaris Industries Inc	11,708		1,727		Trinity Industries Inc	21,427		935
			$3,263					$212,308

Lodging - 2.61%					Office & Business Equipment - 0.01%
Hilton Worldwide Holdings Inc (a)	1,118,792		27,086
					Pitney Bowes Inc	15,179		411
Las Vegas Sands Corp	667,165		49,270
Marriott International Inc/DE	23,083		1,494
MGM Resorts International (a)	1,349,408		36,218		Oil & Gas - 2.78%
Starwood Hotels & Resorts Worldwide Inc	15,311		1,176		Atwood Oceanics Inc (a)	1,836		88

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					Pharmaceuticals (continued)
Cabot Oil & Gas Corp	40,906		$1,348		Quintiles Transnational Holdings Inc (a)	4,737		$260
Cheniere Energy Inc (a)	23,503		1,663		Valeant Pharmaceuticals International Inc (a)	472,600		55,479
Chesapeake Energy Corp	21,873		577		Zoetis Inc	49,596		1,632
Cimarex Energy Co	1,901		264					$510,930
Concho Resources Inc (a)	12,724		1,792
Continental Resources Inc/OK (a)	7,372		1,082		Pipelines - 0.05%
EOG Resources Inc	62,260		6,814		Williams Cos Inc/The	67,611		3,829
EQT Corp	287,906		27,012
Helmerich & Payne Inc	11,810		1,255		Real Estate - 0.02%
HollyFrontier Corp	6,565		309		CBRE Group Inc (a)	48,382		1,492
Kosmos Energy Ltd (a)	18,792		181		Jones Lang LaSalle Inc	2,148		266
Laredo Petroleum Inc (a)	12,322		334					$1,758
Marathon Petroleum Corp	21,150		1,766
Murphy USA Inc (a)	3,844		190		REITS - 1.16%
Nabors Industries Ltd	5,256		143		American Tower Corp	43,736		4,128
Noble Energy Inc	29,039		1,931		Apartment Investment & Management Co	13,229		452
Oasis Petroleum Inc (a)	17,984		961		Boston Properties Inc	3,260		389
Patterson-UTI Energy Inc	13,332		458		Columbia Property Trust Inc	3,349		86
PBF Energy Inc	3,834		104		Crown Castle International Corp	878,100		65,138
Phillips 66	26,193		2,124		Equity Lifestyle Properties Inc	10,178		451
Pioneer Natural Resources Co	409,408		90,667		Extra Space Storage Inc	20,935		1,083
QEP Resources Inc	3,155		104		Federal Realty Investment Trust	7,938		969
Range Resources Corp	778,057		58,813		Health Care REIT Inc	29,453		1,874
Seadrill Ltd	18,624		675		Healthcare Trust of America Inc	5,056		60
Seventy Seven Energy Inc (a)	1,562		35		NorthStar Realty Finance Corp	7,093		114
SM Energy Co	11,630		913		Omega Healthcare Investors Inc	7,465		273
Southwestern Energy Co (a)	40,209		1,632		Plum Creek Timber Co Inc	15,414		638
Tesoro Corp	10,041		618		Public Storage	14,650		2,514
Valero Energy Corp	23,028		1,170		Simon Property Group Inc	25,613		4,308
Whiting Petroleum Corp (a)	1,624		144		Tanger Factory Outlet Centers Inc	10,118		351
			$205,167		Ventas Inc	24,737		1,571
					Vornado Realty Trust	7,492		794
Oil & Gas Services - 4.55%					Weyerhaeuser Co	11,092		347
Baker Hughes Inc	6,429		442					$85,540
Cameron International Corp (a)	23,192		1,645
Core Laboratories NV	580,054		84,937		Retail - 6.47%
FMC Technologies Inc (a)	1,767,458		107,461		Advance Auto Parts Inc	12,649		1,532
Halliburton Co	96,216		6,638		AutoNation Inc (a)	13,134		700
MRC Global Inc (a)	8,338		224		AutoZone Inc (a)	3,755		1,942
					Bed Bath & Beyond Inc (a)	15,583		986
National Oilwell Varco Inc	6,585		534
Oceaneering International Inc	18,747		1,273		Best Buy Co Inc	15,269		454
RPC Inc	8,787		198		Big Lots Inc	3,079		135
Schlumberger Ltd	1,224,754		132,751		Brinker International Inc	12,241		549
Superior Energy Services Inc	1,878		63		Burger King Worldwide Inc	17,318		457
					CarMax Inc (a)	371,900		18,152
			$336,166		Chipotle Mexican Grill Inc (a)	59,669		40,128
Packaging & Containers - 0.08%					Copart Inc (a)	20,316		678
Ball Corp	24,767		1,517		Costco Wholesale Corp	595,819		70,033
Crown Holdings Inc (a)	24,621		1,146		CVS Caremark Corp	19,882		1,518
Owens-Illinois Inc (a)	16,783		524		Dick's Sporting Goods Inc	3,017		128
Packaging Corp of America	16,983		1,124		Dillard's Inc	3,165		377
Sealed Air Corp	38,363		1,232		Dollar General Corp (a)	26,577		1,468
Silgan Holdings Inc	7,641		376		Dollar Tree Inc (a)	65,401		3,562
			$5,919		Domino's Pizza Inc	9,776		704
					Foot Locker Inc	3,079		146
Pharmaceuticals - 6.92%					Gap Inc/The	29,812		1,196
AbbVie Inc	178,229		9,328
Actavis PLC (a)	25,137		5,386		Home Depot Inc/The	157,494		12,733
					Kohl's Corp	2,047		110
Allergan Inc/United States	293,135		48,619		L Brands Inc	15,406		893
AmerisourceBergen Corp	22,360		1,720
Bristol-Myers Squibb Co	65,950		3,338		Lowe's Cos Inc	1,175,136		56,230
Cardinal Health Inc	416,575		29,847		Macy's Inc	32,952		1,904
Catamaran Cardinal Health Corp Inc (a)	36,739		1,671		McDonald's Corp	97,840		9,252
Express Scripts Holding Co (a)	1,845,199		128,518		MSC Industrial Direct Co Inc	8,187		698
					Nordstrom Inc	25,033		1,733
Herbalife Ltd	14,773		774		O'Reilly Automotive Inc (a)	12,241		1,836
Johnson & Johnson	49,513		4,956		Panera Bread Co (a)	4,371		644
Mallinckrodt PLC (a)	4,904		341
					Penske Automotive Group Inc	3,377		157
McKesson Corp	527,379		101,183		PetSmart Inc	17,894		1,219
Mead Johnson Nutrition Co	1,227,035		112,201		Ross Stores Inc	24,356		1,569
Merck & Co Inc	45,607		2,588		Sally Ross Stores Beauty Inc Holdings Inc (a)	21,305		553
Mylan Inc/PA (a)	42,487		2,098
Questcor Pharmaceuticals Inc	11,010		991		Signet Jewelers Ltd	9,951		1,013

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Transportation - 0.96%
Starbucks Corp	2,252,099		$174,943		FedEx Corp	141,881		$20,840
Tiffany & Co	11,124		1,086		JB Hunt Transport Services Inc	154,800		11,960
TJX Cos Inc/The	79,755		4,250		Kansas City Southern	158,300		17,264
Tractor Supply Co	502,715		31,254		Kirby Corp (a)	10,289		1,198
Ulta Salon Cosmetics & Fragrance Inc (a)	11,431		1,055		Landstar System Inc	8,058		533
Walgreen Co	339,235		23,329		Norfolk Southern Corp	11,656		1,185
Wal-Mart Stores Inc	19,371		1,425		Old Dominion Freight Line Inc (a)	11,739		745
Williams-Sonoma Inc	16,938		1,136		Teekay Corp	3,771		210
World Fuel Services Corp	2,365		102		Union Pacific Corp	101,442		9,973
Yum! Brands Inc	50,979		3,538		United Parcel Service Inc	70,062		6,802
			$477,507					$70,710

Semiconductors - 2.77%					TOTAL COMMON STOCKS			$7,228,613
Applied Materials Inc	80,483		1,687		INVESTMENT COMPANIES - 2.11%	Shares Held	Value	(000	's)
ASML Holding NV - NY Reg Shares	498,300		46,920		Publicly Traded Investment Fund - 2.11%
Avago Technologies Ltd	24,308		1,686		BlackRock Liquidity Funds TempFund	80,449,689		80,450
Intel Corp	46,730		1,584		Portfolio
IPG Photonics Corp (a)	5,902		397		Goldman Sachs Financial Square Funds -	69,842,388		69,842
KLA-Tencor Corp	14,967		1,070		Money Market Fund
Maxim Integrated Products Inc	46,081		1,351		JP Morgan Prime Money Market Fund	5,245,066		5,245
Micron Technology Inc (a)	103,670		3,167					$155,537
ON Semiconductor Corp (a)	40,850		350		TOTAL INVESTMENT COMPANIES			$155,537
Qualcomm Inc	1,867,844		137,660		CONVERTIBLE PREFERRED STOCKS -
Skyworks Solutions Inc	34,234		1,738		0.12%	Shares Held Value (000's)
Texas Instruments Inc	119,242		5,515
Xilinx Inc	28,524		1,173		Internet - 0.12%
			$204,298		Airbnb Inc (a),(b),(c),(d)	40,509		4,948
					Dropbox Inc (a),(b),(c),(e)	254,085		3,715
Shipbuilding - 0.01%								$8,663
Huntington Ingalls Industries Inc	7,368		670		TOTAL CONVERTIBLE PREFERRED STOCKS			$8,663
					Total Investments			$7,392,813
Software - 5.32%					Liabilities in Excess of Other Assets, Net - (0.13)%			$(9,284)
Activision Blizzard Inc	59,039		1,321		TOTAL NET ASSETS - 100.00%			$7,383,529
Adobe Systems Inc (a)	59,067		4,082
Akamai Technologies Inc (a)	348,562		20,572
ANSYS Inc (a)	688,660		52,985		(a) Non-Income Producing Security
athenahealth Inc (a)	65,400		8,136		(b) Security is Illiquid
Broadridge Financial Solutions Inc	20,465		826		(c)			Fair value of these investments is determined in good faith by the
Cerner Corp (a)	29,497		1,628		Manager under procedures established and periodically reviewed by the
Citrix Systems Inc (a)	26,778		1,814		Board of Directors. At the end of the period, the fair value of these
Dun & Bradstreet Corp/The	2,387		263		securities totaled $8,663 or 0.12% of net assets.
Electronic Arts Inc (a)	43,505		1,462		(d)			Restricted Security. At the end of the period, the value of this security
Fidelity National Information Services Inc	6,334		357		totaled $4,948 or 0.07% of net assets. The security was purchased on
Fiserv Inc (a)	29,582		1,824		April 16, 2014 at a cost of $4,948.
Informatica Corp (a)	17,885		567		(e)			Restricted Security. At the end of the period, the value of this security
Intuit Inc	33,302		2,730		totaled $3,715 or 0.05% of net assets. The security was purchased
Microsoft Corp	634,258		27,374		January 30, 2014 at a cost of $4,853.
MSCI Inc (a)	9,168		415
NetSuite Inc (a)	254,641		21,469
Oracle Corp	389,792		15,744		Portfolio Summary (unaudited)
Paychex Inc	33,156		1,360		Sector			Percent
PTC Inc (a)	21,418		770
Red Hat Inc (a)	608,500		35,366		Consumer, Non-cyclical			25 .65%
Salesforce.com Inc (a)	2,411,502		130,824		Communications			14 .49%
ServiceNow Inc (a)	431,100		25,349		Consumer, Cyclical			13 .69%
Tableau Software Inc (a)	6,768		440		Technology			12 .49%
VMware Inc (a)	183,500		18,232		Industrial			12 .38%
Workday Inc (a)	202,500		16,978		Financial			8.61%
					Energy			7.38%
			$392,888		Basic Materials			3.31%
Telecommunications - 0.37%					Exchange Traded Funds			2.11%
Corning Inc	54,814		1,077		Utilities			0.02%
Harris Corp	3,308		226		Liabilities in Excess of Other Assets, Net			(0.13)%
Juniper Networks Inc	16,139		380		TOTAL NET ASSETS			100.00%
SBA Communications Corp (a)	12,348		1,320
Verizon Communications Inc	458,359		23,110
Windstream Holdings Inc	96,728		1,109
			$27,222

Toys, Games & Hobbies - 0.01%
Hasbro Inc	17,615		880

See accompanying notes

		Schedule of Investments
LargeCap Growth Fund I
July 31, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2014	Long	1,546	$150,378	$148,787	$(1,591)
Total					$(1,591)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2014 (unaudited)

COMMON STOCKS - 96.13%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.10%					Biotechnology - 5.19%
Interpublic Group of Cos Inc/The	19,856		$391		Alexion Pharmaceuticals Inc (a)	54,948		$8,736
Lamar Advertising Co	3,517		176		Amgen Inc	20,767		2,646
Omnicom Group Inc	7,723		541		Biogen Idec Inc (a)	62,334		20,844
			$1,108		Celgene Corp (a)	23,301		2,031
					Charles River Laboratories International Inc (a)	988		54
Aerospace & Defense - 1.15%					Cubist Pharmaceuticals Inc (a)	3,291		201
B/E Aerospace Inc (a)	4,933		420
					Gilead Sciences Inc (a)	239,271		21,905
Boeing Co/The	88,463		10,658		Illumina Inc (a)	3,735		597
Lockheed Martin Corp	7,804		1,303		Incyte Corp (a)	32,579		1,550
Rockwell Collins Inc	5,437		398		Myriad Genetics Inc (a)	3,031		109
Spirit AeroSystems Holdings Inc (a)	5,258		171
					Regeneron Pharmaceuticals Inc (a)	2,027		641
Triumph Group Inc	565		36		United Therapeutics Corp (a)	2,092		190
United Technologies Corp	2,958		311		Vertex Pharmaceuticals Inc (a)	6,067		539
			$13,297					$60,043

Agriculture - 0.47%					Building Materials - 0.06%
Altria Group Inc	58,157		2,361		Martin Marietta Materials Inc	2,847		354
Archer-Daniels-Midland Co	2,960		137		Masco Corp	16,445		342
Lorillard Inc	11,221		679					$696
Philip Morris International Inc	23,722		1,945
Reynolds American Inc	5,996		335		Chemicals - 3.10%
			$5,457		Albemarle Corp	1,325		81
					Celanese Corp	629		37
Airlines - 0.55%					Dow Chemical Co/The	62,937		3,214
Alaska Air Group Inc	92,557		4,070		Eastman Chemical Co	3,931		310
American Airlines Group Inc	20,938		813		Ecolab Inc	6,849		743
Copa Holdings SA	1,206		183		EI du Pont de Nemours & Co	25,496		1,640
Delta Air Lines Inc	2,066		77		Huntsman Corp	6,635		173
Southwest Airlines Co	17,734		502		International Flavors & Fragrances Inc	3,666		370
Spirit Airlines Inc (a)	3,353		219
United Continental Holdings Inc (a)	10,855		504		LyondellBasell Industries NV	116,014		12,327
					Monsanto Co	118,953		13,452
			$6,368		NewMarket Corp	426		165
Apparel - 1.27%					Platform Specialty Products Corp (a)	3,985		98
Deckers Outdoor Corp (a)	1,622		143		PPG Industries Inc	4,066		806
Hanesbrands Inc	51,945		5,076		Praxair Inc	7,528		965
Michael Kors Holdings Ltd (a)	6,107		498		RPM International Inc	5,699		252
Nike Inc	67,579		5,212		Sherwin-Williams Co/The	2,476		511
Ralph Lauren Corp	18,316		2,855		Sigma-Aldrich Corp	2,562		257
Under Armour Inc (a)	5,171		345		Valspar Corp/The	3,965		297
VF Corp	10,315		632		Westlake Chemical Corp	1,577		138
			$14,761					$35,836

Automobile Manufacturers - 0.10%					Commercial Services - 1.35%
PACCAR Inc	9,358		583		Alliance Data Systems Corp (a)	1,669		438
Tesla Motors Inc (a)	2,432		543		Aramark	1,795		48
			$1,126		Automatic Data Processing Inc	12,267		997
					Avis Budget Group Inc (a)	4,852		273
Automobile Parts & Equipment - 1.24%					Cintas Corp	3,772		236
Allison Transmission Holdings Inc	6,328		185		Equifax Inc	3,060		233
BorgWarner Inc	158,426		9,862		FleetCor Technologies Inc (a)	2,449		325
Goodyear Tire & Rubber Co/The	11,057		278		Gartner Inc (a)	4,228		289
Lear Corp	3,052		288		Global Payments Inc	3,244		225
WABCO Holdings Inc (a)	37,994		3,704		H&R Block Inc	12,651		407
			$14,317		Hertz Global Holdings Inc (a)	11,461		323
Banks - 1.52%					KAR Auction Services Inc	2,633		77
					Live Nation Entertainment Inc (a)	3,440		80
State Street Corp	41,500		2,923
SunTrust Banks Inc	221,557		8,430		MasterCard Inc	119,969		8,896
Wells Fargo & Co	123,100		6,266		McGraw Hill Financial Inc	7,808		626
					Moody's Corp	4,915		428
			$17,619		Quanta Services Inc (a)	1,985		67
Beverages - 3.76%					Robert Half International Inc	6,248		304
Brown-Forman Corp	25,919		2,246		Rollins Inc	2,975		84
Coca-Cola Co/The	102,021		4,008		RR Donnelley & Sons Co	1,106		19
Coca-Cola Enterprises Inc	7,825		356		SEI Investments Co	5,833		209
Constellation Brands Inc (a)	4,648		387		Total System Services Inc	5,714		183
Dr Pepper Snapple Group Inc	6,105		359		United Rentals Inc (a)	2,500		265
Keurig Green Mountain Inc	4,376		522		Vantiv Inc (a)	5,838		191
Monster Beverage Corp (a)	6,599		422		Western Union Co/The	24,734		432
PepsiCo Inc	399,444		35,191					$15,655

			$43,491		Computers - 6.01%
					Accenture PLC - Class A	89,286		7,079

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electronics - 3.52%
Apple Inc	376,767		$36,008		Agilent Technologies Inc	2,212		$124
Cognizant Technology Solutions Corp (a)	18,746		920		Amphenol Corp	4,042		389
Computer Sciences Corp	407		25		Avnet Inc	1,316		56
DST Systems Inc	1,228		111		Gentex Corp/MI	3,711		107
EMC Corp/MA	9,501		278		Honeywell International Inc	164,305		15,088
Hewlett-Packard Co	183,865		6,547		Mettler-Toledo International Inc (a)	3,547		912
IHS Inc (a)	3,189		419		PerkinElmer Inc	982		45
International Business Machines Corp	29,140		5,585		Thermo Fisher Scientific Inc	83,630		10,161
Jack Henry & Associates Inc	3,877		226		Trimble Navigation Ltd (a)	46,130		1,425
MICROS Systems Inc (a)	2,552		173		Tyco International Ltd	165,113		7,124
NetApp Inc	5,606		218		Waters Corp (a)	51,140		5,291
Riverbed Technology Inc (a)	6,914		124					$40,722
SanDisk Corp	73,686		6,757
Varonis Systems Inc (a)	21,281		449		Engineering & Construction - 0.06%
Western Digital Corp	46,741		4,666		Chicago Bridge & Iron Co NV ADR	4,317		256
			$69,585		Fluor Corp	4,388		320
					Foster Wheeler AG	4,673		154
Consumer Products - 0.52%								$730
Avery Dennison Corp	1,422		67
Church & Dwight Co Inc	73,252		4,702		Entertainment - 0.01%
Kimberly-Clark Corp	9,668		1,004		Regal Entertainment Group	967		19
Scotts Miracle-Gro Co/The	1,882		100		Six Flags Entertainment Corp	3,362		128
Tupperware Brands Corp	2,271		165					$147
			$6,038		Environmental Control - 0.04%
Cosmetics & Personal Care - 3.06%					Covanta Holding Corp	2,034		41
					Stericycle Inc (a)	3,881		457
Colgate-Palmolive Co	146,087		9,262
Coty Inc	2,558		44					$498
Estee Lauder Cos Inc/The	198,800		14,604		Food - 1.98%
Procter & Gamble Co/The	149,345		11,547		Campbell Soup Co	5,330		221
			$35,457		Flowers Foods Inc	7,929		151
Distribution & Wholesale - 0.48%					General Mills Inc	19,101		958
					Hain Celestial Group Inc (a)	2,151		184
Fastenal Co	7,405		328
Fossil Group Inc (a)	2,181		214		Hershey Co/The	92,618		8,164
Genuine Parts Co	4,214		349		Hormel Foods Corp	5,949		269
LKQ Corp (a)	13,922		364		Ingredion Inc	516		38
WW Grainger Inc	18,312		4,306		Kellogg Co	7,250		434
			$5,561		Kraft Foods Group Inc	15,241		817
					Kroger Co/The	15,840		776
Diversified Financial Services - 5.73%					McCormick & Co Inc/MD	6,018		396
Affiliated Managers Group Inc (a)	1,586		316		Mondelez International Inc	291,000		10,476
American Express Co	233,420		20,541		Tyson Foods Inc	752		28
Ameriprise Financial Inc	3,062		366					$22,912
BlackRock Inc	1,396		425
Eaton Vance Corp	5,552		195		Forest Products & Paper - 0.01%
Federated Investors Inc	3,190		90		International Paper Co	3,147		150
					Veritiv Corp (a)	59		2
Franklin Resources Inc	132,301		7,164
Invesco Ltd	200,860		7,559					$152
Lazard Ltd	5,775		302		Hand & Machine Tools - 0.02%
Legg Mason Inc	1,907		90		Lincoln Electric Holdings Inc	1,285		85
LPL Financial Holdings Inc	4,098		195		Snap-on Inc	297		36
Santander Consumer USA Holdings Inc	975		19		Stanley Black & Decker Inc	806		71
T Rowe Price Group Inc	7,540		585					$192
TD Ameritrade Holding Corp	10,842		348
Visa Inc	132,265		27,910		Healthcare - Products - 2.79%
Waddell & Reed Financial Inc	3,863		204		Baxter International Inc	15,700		1,173
			$66,309		Becton Dickinson and Co	5,621		653
					Boston Scientific Corp (a)	5,889		75
Electric - 0.04%					Bruker BioSciences Corp (a)	4,901		112
Calpine Corp (a)	2,817		62		Cooper Cos Inc/The	1,661		267
Dominion Resources Inc/VA	1,662		112		CR Bard Inc	60,718		9,061
ITC Holdings Corp	7,059		255		DENTSPLY International Inc	98,240		4,560
			$429		DexCom Inc (a)	38,232		1,441
					Edwards Lifesciences Corp (a)	4,864		439
Electrical Components & Equipment - 0.26%					Henry Schein Inc (a)	3,920		456
Acuity Brands Inc	1,993		214		IDEXX Laboratories Inc (a)	25,661		3,194
AMETEK Inc	6,867		334		Intuitive Surgical Inc (a)	1,034		473
Emerson Electric Co	15,161		965
Generac Holdings Inc (a)	33,750		1,465		Medtronic Inc	142,740		8,813
Hubbell Inc	446		52		Patterson Cos Inc	358		14
			$3,030		ResMed Inc	6,472		335
					St Jude Medical Inc	5,296		345

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)					Machinery - Construction & Mining - 0.03%
Stryker Corp	5,829		$465		Caterpillar Inc	3,845		$387
Varian Medical Systems Inc (a)	4,651		382

Zimmer Holdings Inc	589		59		Machinery - Diversified - 1.25%
			$32,317		Cummins Inc	5,295		738
Healthcare - Services - 0.12%					Deere & Co	3,751		319
Aetna Inc	4,909		381		Graco Inc	2,757		204
Centene Corp (a)	2,703		195		IDEX Corp	3,445		261
Cigna Corp	963		87		Middleby Corp/The (a)	2,683		195
DaVita HealthCare Partners Inc (a)	2,891		204		Nordson Corp	3,016		227
HCA Holdings Inc (a)	1,430		93		Rockwell Automation Inc	73,950		8,258
Laboratory Corp of America Holdings (a)	1,574		163		Roper Industries Inc	2,119		305
Mednax Inc (a)	2,923		173		Wabtec Corp/DE	45,974		3,710
Universal Health Services Inc	921		98		Xylem Inc/NY	6,245		220
			$1,394					$14,437

Home Builders - 0.02%					Media - 4.85%
NVR Inc (a)	203		229		Cablevision Systems Corp	8,793		169
					CBS Corp	14,179		806
					Charter Communications Inc (a)	2,037		315
Home Furnishings - 0.03%					Comcast Corp - Class A	453,934		24,390
Harman International Industries Inc	3,191		346		DIRECTV (a)	13,981		1,203
					Discovery Communications Inc - A Shares (a)	5,898		502
Housewares - 0.03%					DISH Network Corp (a)	7,326		453
Newell Rubbermaid Inc	7,520		244		FactSet Research Systems Inc	1,976		237
Toro Co	2,603		155		Nielsen NV	9,866		455
			$399		Scripps Networks Interactive Inc	49,917		4,114
					Starz (a)	4,269		122
Insurance - 0.14%					Time Warner Cable Inc	8,372		1,215
American Financial Group Inc/OH	475		27		Twenty-First Century Fox Inc - A Shares	36,063		1,142
Aon PLC	6,537		551		Viacom Inc	12,848		1,062
Arthur J Gallagher & Co	6,957		313		Walt Disney Co/The	232,424		19,961
Erie Indemnity Co	1,144		84					$56,146
Marsh & McLennan Cos Inc	10,632		540
Reinsurance Group of America Inc	900		72		Metal Fabrication & Hardware - 0.60%
			$1,587		Precision Castparts Corp	30,340		6,942
					Valmont Industries Inc	82		12
Internet - 8.27%								$6,954
Amazon.com Inc (a)	9,618		3,010
CDW Corp/DE	3,999		124		Mining - 0.01%
eBay Inc (a)	133,594		7,054		Compass Minerals International Inc	1,503		129
Expedia Inc	4,755		378
F5 Networks Inc (a)	3,491		393
Facebook Inc (a)	136,029		9,883		Miscellaneous Manufacturing - 1.80%
Google Inc - A Shares (a)	48,438		28,072		3M Co	19,021		2,680
Google Inc - C Shares (a)	33,712		19,270		AO Smith Corp	1,491		70
					AptarGroup Inc	688		42
IAC/InterActiveCorp	1,415		95		Colfax Corp (a)	4,397		277
Liberty Ventures (a)	3,223		223
LinkedIn Corp (a)	2,679		484		Crane Co	833		57
Netflix Inc (a)	1,540		651		Danaher Corp	6,581		486
Pandora Media Inc (a)	124,990		3,140		Donaldson Co Inc	6,082		236
Priceline Group Inc/The (a)	14,116		17,538		Dover Corp	5,664		486
Rackspace Hosting Inc (a)	5,497		167		General Electric Co	231,800		5,830
					Hexcel Corp (a)	4,520		168
TripAdvisor Inc (a)	2,862		271
Twitter Inc (a)	12,266		554		Illinois Tool Works Inc	9,836		810
VeriSign Inc (a)	5,559		300		Ingersoll-Rand PLC	1,077		63
Yelp Inc (a)	60,921		4,091		ITT Corp	967		44
					Leggett & Platt Inc	3,210		105
			$95,698		Pall Corp	5,062		392
Leisure Products & Services - 0.53%					Parker Hannifin Corp	76,765		8,825
Harley-Davidson Inc	92,905		5,744		Pentair PLC	614		39
Polaris Industries Inc	3,038		448		Trinity Industries Inc	5,561		243
			$6,192					$20,853

Lodging - 1.59%					Office & Business Equipment - 0.01%
Hilton Worldwide Holdings Inc (a)	6,340		153		Pitney Bowes Inc	3,941		107
Las Vegas Sands Corp	101,518		7,498
Marriott International Inc/DE	147,818		9,566		Oil & Gas - 3.10%
MGM Resorts International (a)	1,454		39		Atwood Oceanics Inc (a)	487		23
Starwood Hotels & Resorts Worldwide Inc	3,974		305		Cabot Oil & Gas Corp	10,618		350
Wyndham Worldwide Corp	5,869		443		Cheniere Energy Inc (a)	6,101		432
Wynn Resorts Ltd	2,082		444		Chesapeake Energy Corp	5,677		150
			$18,448		Cimarex Energy Co	493		69

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					Pharmaceuticals (continued)
Concho Resources Inc (a)	13,830		$1,947		Teva Pharmaceutical Industries Ltd ADR	102,954		$5,508
Continental Resources Inc/OK (a)	1,913		281		Zoetis Inc	125,445		4,129
EOG Resources Inc	119,683		13,098					$89,824
EQT Corp	3,532		331
Helmerich & Payne Inc	3,065		326		Pipelines - 0.09%
HollyFrontier Corp	1,703		80		Williams Cos Inc/The	17,550		994
Kosmos Energy Ltd (a)	4,878		47
Laredo Petroleum Inc (a)	3,197		87		Real Estate - 0.04%
Marathon Petroleum Corp	5,490		458		CBRE Group Inc (a)	12,562		387
Murphy USA Inc (a)	997		49		Jones Lang LaSalle Inc	556		69
Nabors Industries Ltd	1,364		37					$456
Noble Energy Inc	108,012		7,182
Oasis Petroleum Inc (a)	4,668		250		REITS - 0.52%
Occidental Petroleum Corp	76,300		7,455		American Tower Corp	11,352		1,071
Patterson-UTI Energy Inc	3,460		119		Apartment Investment & Management Co	3,433		117
PBF Energy Inc	994		27		Boston Properties Inc	845		101
Phillips 66	6,799		551		Columbia Property Trust Inc	869		22
Pioneer Natural Resources Co	3,662		811		Crown Castle International Corp	9,575		710
QEP Resources Inc	818		27		Equity Lifestyle Properties Inc	2,641		117
Range Resources Corp	4,069		308		Extra Space Storage Inc	5,434		281
Seadrill Ltd	4,833		175		Federal Realty Investment Trust	2,060		252
Seventy Seven Energy Inc (a)	405		9		Health Care REIT Inc	7,645		486
SM Energy Co	3,018		237		Healthcare Trust of America Inc	1,311		16
Southwestern Energy Co (a)	10,436		423		NorthStar Realty Finance Corp	1,840		30
Tesoro Corp	2,606		160		Omega Healthcare Investors Inc	1,938		71
Valero Energy Corp	5,977		304		Plum Creek Timber Co Inc	4,001		166
Whiting Petroleum Corp (a)	470		42		Public Storage	3,803		653
			$35,845		Simon Property Group Inc	6,649		1,118
					Tanger Factory Outlet Centers Inc	2,626		91
Oil & Gas Services - 2.75%					Ventas Inc	6,421		408
Baker Hughes Inc	1,668		115		Vornado Realty Trust	1,944		206
Cameron International Corp (a)	6,020		427		Weyerhaeuser Co	2,879		90
Core Laboratories NV	7,302		1,069					$6,006
FMC Technologies Inc (a)	6,956		423
Halliburton Co	24,976		1,723		Retail - 6.67%
MRC Global Inc (a)	2,164		58		Advance Auto Parts Inc	3,284		398
					AutoNation Inc (a)	3,408		182
National Oilwell Varco Inc	1,709		138		AutoZone Inc (a)	15,097		7,805
Oceaneering International Inc	38,607		2,622		Bed Bath & Beyond Inc (a)	4,045		256
RPC Inc	2,281		51
Schlumberger Ltd	232,440		25,195		Best Buy Co Inc	3,963		118
Superior Energy Services Inc	487		16		Big Lots Inc	798		35
			$31,837		Brinker International Inc	3,178		142
					Burger King Worldwide Inc	4,495		119
Packaging & Containers - 0.13%					Chipotle Mexican Grill Inc (a)	13,736		9,237
Ball Corp	6,429		394		Copart Inc (a)	5,273		176
Crown Holdings Inc (a)	6,391		297		Costco Wholesale Corp	37,446		4,401
Owens-Illinois Inc (a)	4,357		136		CVS Caremark Corp	5,161		394
Packaging Corp of America	4,409		292		Dick's Sporting Goods Inc	783		33
Sealed Air Corp	9,958		320		Dillard's Inc	820		98
Silgan Holdings Inc	1,983		97		Dollar General Corp (a)	6,899		381
			$1,536		Dollar Tree Inc (a)	6,048		329
					Domino's Pizza Inc	2,537		183
Pharmaceuticals - 7.76%					Foot Locker Inc	881		42
Abbott Laboratories	213,900		9,009		Gap Inc/The	7,738		310
AbbVie Inc	46,265		2,422
Actavis PLC (a)	6,525		1,398		Home Depot Inc/The	175,958		14,226
Allergan Inc/United States	60,977		10,113		Kohl's Corp	530		28
AmerisourceBergen Corp	87,104		6,699		L Brands Inc	3,998		232
					Lowe's Cos Inc	30,303		1,450
Bristol-Myers Squibb Co	150,289		7,608		Macy's Inc	8,555		494
Cardinal Health Inc	72,322		5,182
Catamaran Corp (a)	9,536		434		McDonald's Corp	25,398		2,402
Express Scripts Holding Co (a)	19,492		1,358		MSC Industrial Direct Co Inc	2,124		181
					Nordstrom Inc	6,497		450
Herbalife Ltd	3,836		201		O'Reilly Automotive Inc (a)	3,178		477
Johnson & Johnson	97,648		9,773		Panera Bread Co (a)	1,133		167
Mallinckrodt PLC (a)	1,272		89
McKesson Corp	61,048		11,713		Penske Automotive Group Inc	875		41
Mead Johnson Nutrition Co	116,351		10,639		PetSmart Inc	4,646		317
					Ross Stores Inc	6,324		407
Merck & Co Inc	11,838		672		Sally Beauty Holdings Inc (a)	5,530		143
Mylan Inc/PA (a)	11,028		544
Perrigo Co PLC	13,356		2,009		Signet Jewelers Ltd	2,583		263
Questcor Pharmaceuticals Inc	2,857		257		Starbucks Corp	131,143		10,188
Quintiles Transnational Holdings Inc (a)	1,228		67		Tiffany & Co	2,887		282

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Transportation (continued)
TJX Cos Inc/The	87,237		$4,649		Norfolk Southern Corp	3,024		$307
Tractor Supply Co	6,196		385		Old Dominion Freight Line Inc (a)	3,047		193
Ulta Salon Cosmetics & Fragrance Inc (a)	2,966		274		Teekay Corp	978		54
Walgreen Co	173,039		11,900		Union Pacific Corp	187,827		18,466
Wal-Mart Stores Inc	5,028		370		United Parcel Service Inc	120,887		11,737
Williams-Sonoma Inc	4,396		295					$31,686
World Fuel Services Corp	629		27		TOTAL COMMON STOCKS			$1,112,891
Yum! Brands Inc	42,032		2,917		INVESTMENT COMPANIES - 3.65%	Shares Held	Value	(000	's)
			$77,204
					Publicly Traded Investment Fund - 3.65%
Semiconductors - 3.02%					BlackRock Liquidity Funds TempFund	11,135,475		11,135
Applied Materials Inc	20,892		438		Portfolio
Avago Technologies Ltd	6,309		438		Goldman Sachs Financial Square Funds -	29,785,569		29,786
Broadcom Corp	287,514		11,000		Money Market Fund
Intel Corp	12,130		411		JP Morgan Prime Money Market Fund	1,392,887		1,393
IPG Photonics Corp (a)	1,531		103					$42,314
KLA-Tencor Corp	3,884		278		TOTAL INVESTMENT COMPANIES			$42,314
Linear Technology Corp	160,689		7,092		Total Investments			$1,155,205
Maxim Integrated Products Inc	11,962		351		Other Assets in Excess of Liabilities, Net - 0.22%			$2,601
Micron Technology Inc (a)	26,911		822
ON Semiconductor Corp (a)	10,604		91		TOTAL NET ASSETS - 100.00%			$1,157,806
Qualcomm Inc	160,088		11,798
Skyworks Solutions Inc	8,886		451		(a) Non-Income Producing Security
Texas Instruments Inc	30,962		1,432
Xilinx Inc	7,404		304

			$35,009		Portfolio Summary (unaudited)
Shipbuilding - 0.01%					Sector			Percent
Huntington Ingalls Industries Inc	1,913		174		Consumer, Non-cyclical			27 .03%
					Communications			14 .94%
Software - 3.89%					Technology			12 .90%
Activision Blizzard Inc	15,325		343		Consumer, Cyclical			12 .54%
Adobe Systems Inc (a)	15,332		1,060		Industrial			11 .67%
Akamai Technologies Inc (a)	8,208		484		Financial			7.95%
Broadridge Financial Solutions Inc	5,312		214		Energy			5.94%
Cerner Corp (a)	7,657		423		Exchange Traded Funds			3.65%
Citrix Systems Inc (a)	6,951		471		Basic Materials			3.12%
Dun & Bradstreet Corp/The	619		68		Utilities			0.04%
Electronic Arts Inc (a)	169,015		5,678		Other Assets in Excess of Liabilities, Net			0.22%
Fidelity National Information Services Inc	1,643		93		TOTAL NET ASSETS			100.00%
Fiserv Inc (a)	7,678		474
Informatica Corp (a)	4,642		147
Intuit Inc	8,643		708
Microsoft Corp	263,804		11,386
MSCI Inc (a)	2,379		108
NetSuite Inc (a)	35,846		3,022
Oracle Corp	466,367		18,837
Paychex Inc	8,606		353
PTC Inc (a)	5,559		200
Salesforce.com Inc (a)	15,777		856
Tableau Software Inc (a)	1,756		114
			$45,039

Telecommunications - 1.72%
Ciena Corp (a)	138,779		2,710
Corning Inc	14,228		279
Harris Corp	859		59
Juniper Networks Inc	370,213		8,715
Palo Alto Networks Inc (a)	18,565		1,501
SBA Communications Corp (a)	3,204		343
Verizon Communications Inc	118,983		5,999
Windstream Holdings Inc	25,109		288
			$19,894

Toys, Games & Hobbies - 0.02%
Hasbro Inc	4,572		228

Transportation - 2.74%
FedEx Corp	3,266		480
Kirby Corp (a)	2,670		311
Landstar System Inc	2,092		138

See accompanying notes

		Schedule of Investments
LargeCap Growth Fund II
July 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; September 2014	Long	429	$42,100		$41,287	$(813)
Total						$(813)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2014 (unaudited)

COMMON STOCKS - 96.77%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.15%					Beverages - 2.06%
Interpublic Group of Cos Inc/The	97,508		$1,922		Brown-Forman Corp	37,308		$3,233
Omnicom Group Inc	59,483		4,163		Coca-Cola Co/The	869,971		34,181
			$6,085		Coca-Cola Enterprises Inc	53,818		2,446
					Constellation Brands Inc (a)	38,846		3,234
Aerospace & Defense - 1.83%					Dr Pepper Snapple Group Inc	45,198		2,656
Boeing Co/The	154,411		18,604		Keurig Green Mountain Inc	29,215		3,485
General Dynamics Corp	74,967		8,754		Molson Coors Brewing Co	36,571		2,470
L-3 Communications Holdings Inc	19,847		2,083		Monster Beverage Corp (a)	31,148		1,992
Lockheed Martin Corp	61,360		10,245		PepsiCo Inc	348,934		30,741
Northrop Grumman Corp	49,285		6,075					$84,438
Raytheon Co	72,007		6,536
Rockwell Collins Inc	31,186		2,285		Biotechnology - 2.61%
United Technologies Corp	194,115		20,411		Alexion Pharmaceuticals Inc (a)	45,525		7,238
			$74,993		Amgen Inc	174,236		22,196
					Biogen Idec Inc (a)	54,594		18,256
Agriculture - 1.57%					Celgene Corp (a)	184,320		16,063
Altria Group Inc	457,203		18,562		Gilead Sciences Inc (a)	353,452		32,359
Archer-Daniels-Midland Co	150,632		6,989		Regeneron Pharmaceuticals Inc (a)	18,343		5,800
Lorillard Inc	83,442		5,047		Vertex Pharmaceuticals Inc (a)	54,362		4,833
Philip Morris International Inc	362,013		29,689					$106,745
Reynolds American Inc	71,616		4,000
			$64,287		Building Materials - 0.13%
					Martin Marietta Materials Inc	13,963		1,735
Airlines - 0.29%					Masco Corp	82,063		1,707
Delta Air Lines Inc	195,159		7,311		Vulcan Materials Co	30,105		1,900
Southwest Airlines Co	159,234		4,503					$5,342
			$11,814
					Chemicals - 2.47%
Apparel - 0.63%					Air Products & Chemicals Inc	48,857		6,447
Michael Kors Holdings Ltd (a)	41,377		3,371
					Airgas Inc	15,390		1,645
Nike Inc	169,774		13,095		CF Industries Holdings Inc	11,985		3,000
Ralph Lauren Corp	13,478		2,101		Dow Chemical Co/The	277,126		14,153
Under Armour Inc (a)	37,278		2,488
					Eastman Chemical Co	34,580		2,724
VF Corp	79,234		4,855		Ecolab Inc	62,184		6,749
			$25,910		EI du Pont de Nemours & Co	211,367		13,593
Automobile Manufacturers - 0.75%					FMC Corp	30,649		1,999
Ford Motor Co	910,111		15,490		International Flavors & Fragrances Inc	18,710		1,890
General Motors Co	302,671		10,236		LyondellBasell Industries NV	95,876		10,187
PACCAR Inc	81,637		5,084		Monsanto Co	120,643		13,644
			$30,810		Mosaic Co/The	74,453		3,433
					PPG Industries Inc	31,822		6,312
Automobile Parts & Equipment - 0.40%					Praxair Inc	67,422		8,639
BorgWarner Inc	52,620		3,276		Sherwin-Williams Co/The	19,495		4,020
Delphi Automotive PLC	63,601		4,248		Sigma-Aldrich Corp	27,353		2,747
Goodyear Tire & Rubber Co/The	63,530		1,599					$101,182
Johnson Controls Inc	152,862		7,221
			$16,344		Coal - 0.07%
					Consol Energy Inc	52,916		2,054
Banks - 7.16%					Peabody Energy Corp	62,447		948
Bank of America Corp	2,420,281		36,909					$3,002
Bank of New York Mellon Corp/The	262,468		10,247
BB&T Corp	165,369		6,122		Commercial Services - 1.30%
Capital One Financial Corp	131,555		10,464		ADT Corp/The	40,104		1,395
Citigroup Inc	699,176		34,197		Alliance Data Systems Corp (a)	12,476		3,272
Comerica Inc	41,814		2,102		Automatic Data Processing Inc	110,960		9,022
Fifth Third Bancorp	195,754		4,009		Cintas Corp	23,237		1,455
Goldman Sachs Group Inc/The	95,717		16,547		Equifax Inc	28,086		2,137
Huntington Bancshares Inc/OH	190,520		1,871		H&R Block Inc	63,114		2,028
JP Morgan Chase & Co	871,088		50,236		Iron Mountain Inc	39,321		1,318
KeyCorp	203,300		2,753		MasterCard Inc	231,270		17,149
M&T Bank Corp	30,263		3,677		McGraw Hill Financial Inc	62,649		5,026
Morgan Stanley	322,136		10,418		Moody's Corp	43,283		3,766
Northern Trust Corp	51,163		3,422		Quanta Services Inc (a)	50,143		1,679
PNC Financial Services Group Inc/The	122,935		10,149		Robert Half International Inc	31,644		1,539
Regions Financial Corp	317,392		3,218		Total System Services Inc	38,227		1,223
State Street Corp	99,148		6,984		Western Union Co/The	124,039		2,167
SunTrust Banks Inc	122,639		4,666					$53,176
US Bancorp/MN	417,774		17,559		Computers - 5.93%
Wells Fargo & Co	1,103,163		56,151		Accenture PLC - Class A	145,707		11,552
Zions Bancorporation	46,571		1,342		Apple Inc	1,387,786		132,631
			$293,043		Cognizant Technology Solutions Corp (a)	140,042		6,869
					Computer Sciences Corp	33,343		2,080

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electric (continued)
EMC Corp/MA	471,206		$13,806		Southern Co/The	205,029		$8,876
Hewlett-Packard Co	430,710		15,338		TECO Energy Inc	53,645		937
International Business Machines Corp	218,986		41,973		Wisconsin Energy Corp	51,905		2,262
NetApp Inc	76,246		2,961		Xcel Energy Inc	115,533		3,558
SanDisk Corp	52,065		4,775					$105,959
Seagate Technology PLC	75,161		4,405
Teradata Corp (a)	36,296		1,530		Electrical Components & Equipment - 0.32%
Western Digital Corp	48,152		4,807		AMETEK Inc	56,459		2,749
			$242,727		Emerson Electric Co	161,513		10,280
								$13,029
Consumer Products - 0.31%
Avery Dennison Corp	21,912		1,034		Electronics - 1.31%
Clorox Co/The	29,596		2,571		Agilent Technologies Inc	76,703		4,302
Kimberly-Clark Corp	86,722		9,008		Allegion PLC	20,662		1,063
			$12,613		Amphenol Corp	36,167		3,478
					FLIR Systems Inc	32,596		1,085
Cosmetics & Personal Care - 1.62%					Garmin Ltd	28,242		1,554
Avon Products Inc	99,992		1,320		Honeywell International Inc	180,243		16,552
Colgate-Palmolive Co	200,151		12,689		Jabil Circuit Inc	42,574		850
Estee Lauder Cos Inc/The	58,149		4,272		PerkinElmer Inc	26,059		1,204
Procter & Gamble Co/The	622,803		48,155		TE Connectivity Ltd	94,072		5,822
			$66,436		Thermo Fisher Scientific Inc	91,819		11,156
					Tyco International Ltd	106,167		4,581
Distribution & Wholesale - 0.25%					Waters Corp (a)	19,515		2,019
Fastenal Co	62,841		2,787					$53,666
Fossil Group Inc (a)	10,963		1,075
Genuine Parts Co	35,353		2,928		Engineering & Construction - 0.10%
WW Grainger Inc	14,018		3,296		Fluor Corp	36,628		2,669
			$10,086		Jacobs Engineering Group Inc (a)	30,442		1,547

Diversified Financial Services - 2.51%								$4,216
Affiliated Managers Group Inc (a)	12,705		2,531		Environmental Control - 0.22%
American Express Co	209,537		18,439		Republic Services Inc	61,514		2,333
Ameriprise Financial Inc	43,703		5,227		Stericycle Inc (a)	19,492		2,293
BlackRock Inc	28,796		8,775		Waste Management Inc	99,574		4,470
Charles Schwab Corp/The	269,523		7,479					$9,096
CME Group Inc/IL	72,649		5,372
Discover Financial Services	107,317		6,553		Food - 1.55%
E*Trade Financial Corp (a)	66,372		1,395		Campbell Soup Co	41,183		1,713
Franklin Resources Inc	92,460		5,007		ConAgra Foods Inc	96,932		2,921
Intercontinental Exchange Inc	26,490		5,092		General Mills Inc	141,431		7,093
Invesco Ltd	99,585		3,747		Hershey Co/The	34,342		3,027
Legg Mason Inc	23,657		1,123		Hormel Foods Corp	30,988		1,402
NASDAQ OMX Group Inc/The	27,104		1,144		JM Smucker Co/The	23,865		2,378
Navient Corp	97,297		1,673		Kellogg Co	58,673		3,510
T Rowe Price Group Inc	60,471		4,696		Kraft Foods Group Inc	137,015		7,342
Visa Inc	115,702		24,414		Kroger Co/The	117,279		5,744
			$102,667		McCormick & Co Inc/MD	30,036		1,976
					Mondelez International Inc	389,307		14,015
Electric - 2.59%					Safeway Inc	53,006		1,827
AES Corp/VA	151,918		2,220		Sysco Corp	134,544		4,802
Ameren Corp	55,845		2,147		Tyson Foods Inc	63,351		2,357
American Electric Power Co Inc	112,337		5,840		Whole Foods Market Inc	84,600		3,233
CMS Energy Corp	62,026		1,794					$63,340
Consolidated Edison Inc	67,412		3,781
Dominion Resources Inc/VA	133,863		9,055		Forest Products & Paper - 0.16%
DTE Energy Co	40,742		3,008		International Paper Co	99,702		4,736
Duke Energy Corp	162,777		11,741		MeadWestvaco Corp	38,636		1,615
Edison International	74,989		4,109					$6,351
Entergy Corp	41,287		3,007		Gas - 0.29%
Exelon Corp	197,643		6,143		AGL Resources Inc	27,448		1,417
FirstEnergy Corp	96,646		3,016		CenterPoint Energy Inc	98,911		2,406
Integrys Energy Group Inc	18,404		1,207		NiSource Inc	72,472		2,731
NextEra Energy Inc	100,377		9,424		Sempra Energy	52,474		5,232
Northeast Utilities	72,727		3,193					$11,786
NRG Energy Inc	77,619		2,403
Pepco Holdings Inc	57,776		1,551		Hand & Machine Tools - 0.12%
PG&E Corp	106,968		4,778		Snap-on Inc	13,404		1,611
Pinnacle West Capital Corp	25,400		1,359		Stanley Black & Decker Inc	35,919		3,141
PPL Corp	145,402		4,797					$4,752
Public Service Enterprise Group Inc	116,444		4,095		Healthcare - Products - 1.77%
SCANA Corp	32,589		1,658		Baxter International Inc	124,885		9,328

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)					Internet - 4.51%
Becton Dickinson and Co	44,468		$5,169		Amazon.com Inc (a)	85,789		$26,851
Boston Scientific Corp (a)	304,427		3,891		eBay Inc (a)	262,522		13,861
CareFusion Corp (a)	47,715		2,089		Expedia Inc	23,608		1,875
Covidien PLC	103,773		8,977		F5 Networks Inc (a)	17,429		1,962
CR Bard Inc	17,551		2,619		Facebook Inc (a)	395,749		28,751
DENTSPLY International Inc	32,635		1,515		Google Inc - A Shares (a)	65,201		37,787
Edwards Lifesciences Corp (a)	24,280		2,191		Google Inc - C Shares (a)	65,201		37,269
Hospira Inc	38,470		2,134		Netflix Inc (a)	13,798		5,833
Intuitive Surgical Inc (a)	8,839		4,044		Priceline Group Inc/The (a)	12,068		14,994
Medtronic Inc	229,929		14,196		Symantec Corp	159,200		3,767
Patterson Cos Inc	18,896		737		TripAdvisor Inc (a)	25,610		2,429
St Jude Medical Inc	65,417		4,265		VeriSign Inc (a)	28,439		1,537
Stryker Corp	68,057		5,429		Yahoo! Inc (a)	215,506		7,717
Varian Medical Systems Inc (a)	23,926		1,966					$184,633
Zimmer Holdings Inc	38,625		3,865
			$72,415		Iron & Steel - 0.11%
					Allegheny Technologies Inc	24,989		941
Healthcare - Services - 1.21%					Nucor Corp	73,298		3,681
Aetna Inc	82,259		6,378					$4,622
Cigna Corp	61,833		5,568
DaVita HealthCare Partners Inc (a)	40,919		2,882		Leisure Products & Services - 0.17%
Humana Inc	35,625		4,191		Carnival Corp	100,934		3,656
Laboratory Corp of America Holdings (a)	19,518		2,024		Harley-Davidson Inc	50,259		3,107
Quest Diagnostics Inc	33,255		2,032					$6,763
Tenet Healthcare Corp (a)	22,476		1,186		Lodging - 0.32%
UnitedHealth Group Inc	225,525		18,279		Marriott International Inc/DE	50,537		3,270
WellPoint Inc	64,369		7,068		Starwood Hotels & Resorts Worldwide Inc	44,190		3,395
			$49,608		Wyndham Worldwide Corp	29,301		2,214
Holding Companies - Diversified - 0.05%					Wynn Resorts Ltd	18,644		3,975
Leucadia National Corp	72,953		1,803					$12,854
					Machinery - Construction & Mining - 0.39%
Home Builders - 0.10%					Caterpillar Inc	143,674		14,475
DR Horton Inc	65,881		1,364		Joy Global Inc	22,995		1,363
Lennar Corp	40,462		1,466					$15,838
Pulte Group Inc	78,435		1,384		Machinery - Diversified - 0.57%
			$4,214		Cummins Inc	39,361		5,487
Home Furnishings - 0.10%					Deere & Co	83,730		7,126
Harman International Industries Inc	15,674		1,702		Flowserve Corp	31,608		2,340
Whirlpool Corp	17,893		2,552		Rockwell Automation Inc	31,865		3,558
			$4,254		Roper Industries Inc	22,967		3,309
					Xylem Inc/NY	42,298		1,493
Housewares - 0.05%								$23,313
Newell Rubbermaid Inc	63,685		2,068
					Media - 3.47%
					Cablevision Systems Corp	49,824		958
Insurance - 3.88%					CBS Corp	112,096		6,370
ACE Ltd	77,725		7,780		Comcast Corp - Class A	598,370		32,150
Aflac Inc	104,526		6,244		DIRECTV (a)	107,843		9,280
Allstate Corp/The	99,887		5,838		Discovery Communications Inc - A Shares (a)	50,186		4,276
American International Group Inc	332,960		17,307		Gannett Co Inc	52,198		1,708
Aon PLC	68,241		5,757		Graham Holdings Co	1,038		712
Assurant Inc	16,489		1,045		News Corp (a)	114,610		2,023
Berkshire Hathaway Inc - Class B (a)	414,403		51,979		Nielsen NV	69,768		3,217
Chubb Corp/The	56,271		4,879		Scripps Networks Interactive Inc	24,671		2,033
Cincinnati Financial Corp	33,873		1,559		Time Warner Cable Inc	64,125		9,305
Genworth Financial Inc (a)	114,224		1,496		Time Warner Inc	203,023		16,855
Hartford Financial Services Group Inc/The	103,501		3,536		Twenty-First Century Fox Inc - A Shares	440,680		13,961
Lincoln National Corp	60,704		3,180		Viacom Inc	90,024		7,442
Loews Corp	70,276		2,961		Walt Disney Co/The	370,699		31,836
Marsh & McLennan Cos Inc	126,496		6,422					$142,126
MetLife Inc	259,062		13,627
Progressive Corp/The	125,355		2,938		Metal Fabrication & Hardware - 0.19%
Prudential Financial Inc	106,334		9,248		Precision Castparts Corp	33,319		7,623
Torchmark Corp	30,316		1,599
Travelers Cos Inc/The	79,974		7,162		Mining - 0.40%
Unum Group	59,245		2,034		Alcoa Inc	269,813		4,423
XL Group PLC	62,488		2,015		Freeport-McMoRan Inc	239,070		8,898
			$158,606		Newmont Mining Corp	114,741		2,858
								$16,179

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing - 2.98%					Pharmaceuticals - 6.99%
3M Co	143,059		$20,156		Abbott Laboratories	345,686		$14,560
Danaher Corp	138,464		10,230		AbbVie Inc	365,969		19,155
Dover Corp	38,319		3,286		Actavis PLC (a)	60,774		13,022
Eaton Corp PLC	109,717		7,452		Allergan Inc/United States	68,486		11,359
General Electric Co	2,307,987		58,046		AmerisourceBergen Corp	51,979		3,998
Illinois Tool Works Inc	87,364		7,196		Bristol-Myers Squibb Co	381,415		19,307
Ingersoll-Rand PLC	57,772		3,396		Cardinal Health Inc	78,301		5,610
Leggett & Platt Inc	31,914		1,047		Eli Lilly & Co	226,734		13,844
Pall Corp	25,244		1,956		Express Scripts Holding Co (a)	177,909		12,391
Parker Hannifin Corp	34,279		3,940		Johnson & Johnson	651,145		65,173
Pentair PLC	44,813		2,871		McKesson Corp	53,070		10,182
Textron Inc	64,246		2,337		Mead Johnson Nutrition Co	46,516		4,254
			$121,913		Merck & Co Inc	672,613		38,164
					Mylan Inc/PA (a)	86,018		4,247
Office & Business Equipment - 0.11%					Perrigo Co PLC	30,795		4,633
Pitney Bowes Inc	46,640		1,262		Pfizer Inc (b)	1,468,124		42,135
Xerox Corp	251,425		3,334		Zoetis Inc	115,314		3,795
			$4,596					$285,829

Oil & Gas - 7.94%					Pipelines - 0.60%
Anadarko Petroleum Corp	116,243		12,420		Kinder Morgan Inc/DE	153,779		5,533
Apache Corp	88,774		9,113		ONEOK Inc	47,843		3,083
Cabot Oil & Gas Corp	96,044		3,165		Spectra Energy Corp	154,365		6,317
Chesapeake Energy Corp	116,535		3,073		Williams Cos Inc/The	169,812		9,616
Chevron Corp	438,144		56,626					$24,549
Cimarex Energy Co	20,031		2,785
ConocoPhillips	282,568		23,312		Publicly Traded Investment Fund - 0.38%
Denbury Resources Inc	80,944		1,372		iShares Core S&P 500 ETF	79,601		15,462
Devon Energy Corp	88,249		6,663
Diamond Offshore Drilling Inc	15,782		738
Ensco PLC	53,791		2,724		CBRE Real Estate Group - Inc 0.05% (a)	64,193		1,980
EOG Resources Inc	125,784		13,766
EQT Corp	34,927		3,277
Exxon Mobil Corp	988,392		97,791		REITS - 2.14%
Helmerich & Payne Inc	24,890		2,645		American Tower Corp	91,085		8,598
Hess Corp	60,747		6,013		Apartment Investment & Management Co	33,626		1,149
Marathon Oil Corp	155,606		6,030		AvalonBay Communities Inc	28,041		4,152
Marathon Petroleum Corp	66,431		5,546		Boston Properties Inc	35,224		4,207
Murphy Oil Corp	38,823		2,412		Crown Castle International Corp	76,826		5,699
Nabors Industries Ltd	60,244		1,636		Equity Residential	77,303		4,998
Newfield Exploration Co (a)	31,380		1,265		Essex Property Trust Inc	14,388		2,728
Noble Corp PLC	58,514		1,836		General Growth Properties Inc	120,006		2,805
Noble Energy Inc	82,685		5,498		HCP Inc	105,459		4,380
Occidental Petroleum Corp	180,817		17,668		Health Care REIT Inc	70,304		4,473
Phillips 66	130,235		10,563		Host Hotels & Resorts Inc	174,217		3,787
Pioneer Natural Resources Co	32,924		7,291		Kimco Realty Corp	94,502		2,115
QEP Resources Inc	41,445		1,370		Macerich Co/The	32,382		2,105
Range Resources Corp	38,818		2,934		Plum Creek Timber Co Inc	40,761		1,686
Rowan Cos PLC	28,623		873		Prologis Inc	115,008		4,693
Southwestern Energy Co (a)	81,263		3,298		Public Storage	33,358		5,725
Tesoro Corp	29,765		1,832		Simon Property Group Inc	71,501		12,026
Transocean Ltd	78,316		3,159		Ventas Inc	67,745		4,302
Valero Energy Corp	122,819		6,239		Vornado Realty Trust	40,115		4,253
			$324,933		Weyerhaeuser Co	121,086		3,792

Oil & Gas Services - 1.65%								$87,673
Baker Hughes Inc	100,344		6,901		Retail - 5.66%
Cameron International Corp (a)	46,996		3,332		AutoNation Inc (a)	14,564		777
FMC Technologies Inc (a)	54,130		3,291		AutoZone Inc (a)	7,647		3,954
Halliburton Co	194,374		13,410		Bed Bath & Beyond Inc (a)	46,956		2,972
National Oilwell Varco Inc	98,750		8,003		Best Buy Co Inc	63,422		1,886
Schlumberger Ltd	299,712		32,486		CarMax Inc (a)	50,736		2,476
			$67,423		Chipotle Mexican Grill Inc (a)	7,154		4,811
					Coach Inc	63,103		2,181
Packaging & Containers - 0.14%					Costco Wholesale Corp	100,878		11,857
Ball Corp	32,087		1,966		CVS Caremark Corp	269,110		20,549
Bemis Co Inc	23,212		905		Darden Restaurants Inc	30,372		1,420
Owens-Illinois Inc (a)	37,993		1,185
					Dollar General Corp (a)	69,808		3,855
Sealed Air Corp	44,728		1,437		Dollar Tree Inc (a)	47,600		2,593
			$5,493		Family Dollar Stores Inc	22,006		1,645
					GameStop Corp	26,374		1,107
					Gap Inc/The	59,848		2,401

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Telecommunications (continued)
Home Depot Inc/The	314,881		$25,458		Harris Corp	24,512		$1,673
Kohl's Corp	44,851		2,401		Juniper Networks Inc	109,041		2,567
L Brands Inc	56,443		3,272		Motorola Solutions Inc	52,073		3,316
Lowe's Cos Inc	229,542		10,984		Verizon Communications Inc	953,126		48,057
Macy's Inc	82,957		4,794		Windstream Holdings Inc	138,708		1,589
McDonald's Corp	227,494		21,512					$142,064
Nordstrom Inc	32,355		2,240
O'Reilly Automotive Inc (a)	24,415		3,662		Textiles - 0.04%
					Mohawk Industries Inc (a)	14,080		1,757
PetSmart Inc	22,834		1,556
PVH Corp	18,936		2,086
Ross Stores Inc	48,889		3,148		Toys, Games & Hobbies - 0.10%
Staples Inc	148,826		1,725		Hasbro Inc	26,591		1,329
Starbucks Corp	173,264		13,459		Mattel Inc	78,082		2,766
Target Corp	145,805		8,689					$4,095
Tiffany & Co	25,543		2,493
TJX Cos Inc/The	161,184		8,589		Transportation - 1.66%
Tractor Supply Co	31,876		1,982		CH Robinson Worldwide Inc	34,163		2,305
Urban Outfitters Inc (a)	23,462		838		CSX Corp	231,164		6,916
Walgreen Co	202,077		13,897		Expeditors International of Washington Inc	45,428		1,962
Wal-Mart Stores Inc	370,972		27,296		FedEx Corp	63,935		9,391
Yum! Brands Inc	101,588		7,050		Kansas City Southern	25,392		2,769
			$231,615		Norfolk Southern Corp	71,268		7,245
					Ryder System Inc	12,241		1,054
Savings & Loans - 0.05%					Union Pacific Corp	208,484		20,496
Hudson City Bancorp Inc	109,525		1,068		United Parcel Service Inc	162,230		15,751
People's United Financial Inc	71,387		1,036					$67,889
			$2,104		TOTAL COMMON STOCKS			$3,959,276
Semiconductors - 3.00%					INVESTMENT COMPANIES - 3.07%	Shares Held	Value	(000	's)
Altera Corp	72,099		2,359		Publicly Traded Investment Fund - 3.07%
Analog Devices Inc	72,304		3,588		Morgan Stanley Institutional Liquidity Funds -	125,680,254		125,680
Applied Materials Inc	280,197		5,873		Government Portfolio
Avago Technologies Ltd	57,935		4,019
Broadcom Corp	127,911		4,894		TOTAL INVESTMENT COMPANIES			$125,680
First Solar Inc (a)	16,362		1,033
					Total Investments			$4,084,956
Intel Corp	1,145,735		38,829		Other Assets in Excess of Liabilities, Net - 0.16%			$6,626
KLA-Tencor Corp	38,167		2,729		TOTAL NET ASSETS - 100.00%			$4,091,582
Lam Research Corp	37,316		2,612
Linear Technology Corp	54,445		2,403
Microchip Technology Inc	46,099		2,075		(a) Non-Income Producing Security
Micron Technology Inc (a)	246,358		7,526		(b)			Security or a portion of the security was pledged to cover margin
NVIDIA Corp	128,421		2,247		requirements for futures contracts. At the end of the period, the value of
Qualcomm Inc	388,481		28,631		these securities totaled $8,418 or 0.21% of net assets.
Texas Instruments Inc	248,423		11,490
Xilinx Inc	61,866		2,545
			$122,853
					Portfolio Summary (unaudited)
Software - 3.82%					Sector			Percent
Adobe Systems Inc (a)	106,538		7,363		Consumer, Non-cyclical			21 .07%
Akamai Technologies Inc (a)	40,969		2,418		Financial			15 .79%
Autodesk Inc (a)	52,446		2,798		Technology			12 .78%
CA Inc	73,402		2,120		Communications			11 .60%
Cerner Corp (a)	67,966		3,752		Energy			10 .26%
Citrix Systems Inc (a)	37,715		2,554		Industrial			9.96%
Dun & Bradstreet Corp/The	8,520		937		Consumer, Cyclical			8.86%
Electronic Arts Inc (a)	72,394		2,432		Exchange Traded Funds			3.45%
Fidelity National Information Services Inc	66,239		3,736		Basic Materials			3.14%
Fiserv Inc (a)	57,362		3,538		Utilities			2.88%
Intuit Inc	65,339		5,356		Diversified			0.05%
Microsoft Corp	1,730,105		74,671		Other Assets in Excess of Liabilities, Net			0.16%
Oracle Corp	790,217		31,917		TOTAL NET ASSETS			100.00%
Paychex Inc	74,509		3,056
Red Hat Inc (a)	43,579		2,533
Salesforce.com Inc (a)	130,013		7,053
			$156,234

Telecommunications - 3.47%
AT&T Inc	1,194,529		42,513
CenturyLink Inc	131,823		5,173
Cisco Systems Inc	1,179,037		29,747
Corning Inc	301,158		5,918
Frontier Communications Corp	230,685		1,511

See accompanying notes

		Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2014	Long	1,332	$129,253	$128,192	$(1,061)
Total					$(1,061)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund
July 31, 2014 (unaudited)

COMMON STOCKS - 98.17%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 3.80%					Healthcare - Products - 0.92%
Raytheon Co	641,473		$58,226		St Jude Medical Inc	511,336		$33,334
United Technologies Corp	753,959		79,279

			$137,505		Healthcare - Services - 3.37%
Agriculture - 1.20%					Aetna Inc	704,934		54,654
Archer-Daniels-Midland Co	936,955		43,475		HCA Holdings Inc (a)	594,385		38,819
					WellPoint Inc	260,362		28,590

Airlines - 1.38%								$122,063
Southwest Airlines Co	1,769,310		50,036		Insurance - 3.43%
					Allied World Assurance Co Holdings AG	324,173		11,673
					PartnerRe Ltd	416,049		43,419
Automobile Manufacturers - 1.19%					Prudential Financial Inc	365,662		31,802
General Motors Co	618,230		20,909
Oshkosh Corp	478,014		22,094		RenaissanceRe Holdings Ltd	383,447		37,505
			$43,003					$124,399
					Media - 1.85%
Automobile Parts & Equipment - 0.99%					Comcast Corp - Class A	1,246,956		66,999
Lear Corp	382,089		35,981

					Miscellaneous Manufacturing - 3.35%
Banks - 16.17%					Danaher Corp	633,527		46,805
Bank of America Corp	3,909,346		59,617		General Electric Co	984,476		24,760
Citigroup Inc	506,110		24,754		Ingersoll-Rand PLC	847,132		49,803
Fifth Third Bancorp	2,126,709		43,555
Goldman Sachs Group Inc/The	587,290		101,525					$121,368
JP Morgan Chase & Co	863,731		49,811		Oil & Gas - 13.86%
KeyCorp	4,318,506		58,473		Chevron Corp	332,178		42,931
PNC Financial Services Group Inc/The	539,026		44,502		Cimarex Energy Co	411,936		57,267
Regions Financial Corp	3,359,575		34,066		ConocoPhillips	1,507,803		124,394
Wells Fargo & Co	3,329,315		169,462		EOG Resources Inc	548,404		60,017
			$585,765		Exxon Mobil Corp	1,139,392		112,731
					Occidental Petroleum Corp	75,424		7,370
Chemicals - 3.26%					Patterson-UTI Energy Inc	1,536,971		52,795
Dow Chemical Co/The	781,036		39,888		Whiting Petroleum Corp (a)	505,125		44,699
LyondellBasell Industries NV	735,362		78,132
			$118,020					$502,204
					Oil & Gas Services - 1.34%
Commercial Services - 1.66%					Baker Hughes Inc	707,231		48,636
Manpowergroup Inc	399,171		31,091
Quanta Services Inc (a)	864,252		28,944
			$60,035		Pharmaceuticals - 9.04%
					AbbVie Inc	972,551		50,903
Computers - 6.38%					Bristol-Myers Squibb Co	340,829		17,253
Apple Inc	739,830		70,706		Cardinal Health Inc	1,109,720		79,512
DST Systems Inc	180,365		16,245		Johnson & Johnson	860,489		86,126
Hewlett-Packard Co	465,905		16,591		Pfizer Inc	3,269,298		93,829
SanDisk Corp	463,376		42,496					$327,623
Western Digital Corp	852,090		85,064
			$231,102		REITS - 3.30%
					Duke Realty Corp	1,724,234		31,019
Cosmetics & Personal Care - 0.27%					Extra Space Storage Inc	580,512		30,030
Procter & Gamble Co/The	124,626		9,636		General Growth Properties Inc	2,306,296		53,898
					UDR Inc	157,793		4,589
Diversified Financial Services - 2.89%								$119,536
Discover Financial Services	1,293,870		79,004
Waddell & Reed Financial Inc	483,891		25,544		Retail - 4.11%
					CVS Caremark Corp	442,129		33,761
			$104,548		Dillard's Inc	180,975		21,576
Electric - 5.62%					Macy's Inc	585,850		33,856
Entergy Corp	953,615		69,452		Wal-Mart Stores Inc (b)	785,606		57,805
Exelon Corp	1,693,367		52,630		Wendy's Co/The	218,415		1,780
Public Service Enterprise Group Inc	2,319,752		81,585					$148,778

			$203,667		Semiconductors - 3.53%
Electronics - 0.77%					Broadcom Corp	1,012,464		38,737
Thermo Fisher Scientific Inc	229,046		27,829		Intel Corp	2,632,437		89,213
								$127,950

Engineering & Construction - 0.42%					Software - 0.72%
AECOM Technology Corp (a)	448,680		15,233		Electronic Arts Inc (a)	773,550		25,991

Food - 1.70%					Telecommunications - 1.65%
Kroger Co/The	1,253,986		61,420		AT&T Inc	1,514,683		53,908

See accompanying notes

		Schedule of Investments
LargeCap Value Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Telecommunications (continued)
Cisco Systems Inc	239,001	$6,030
		$59,938
TOTAL COMMON STOCKS		$3,556,074
INVESTMENT COMPANIES - 1.68%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 1.68%
Goldman Sachs Financial Square Funds -	60,780,854	60,781
Government Fund

TOTAL INVESTMENT COMPANIES		$60,781
Total Investments		$3,616,855
Other Assets in Excess of Liabilities, Net - 0.15%		$5,508
TOTAL NET ASSETS - 100.00%		$3,622,363

(a) Non-Income Producing Security
(b)		Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $4,407 or 0.12% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		25 .79%
Consumer, Non-cyclical		18 .16%
Energy		15 .20%
Technology		10 .63%
Industrial		8.34%
Consumer, Cyclical		7.67%
Utilities		5.62%
Communications		3.50%
Basic Materials		3.26%
Exchange Traded Funds		1.68%
Other Assets in Excess of Liabilities, Net		0.15%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short Contracts		Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; September 2014	Long	320	$30,989		$30,797	$(192)
Total						$(192)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2014 (unaudited)

COMMON STOCKS - 97.32%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 3.34%					Beverages (continued)
Alliant Techsystems Inc	2,444		$318		PepsiCo Inc	243,100		$21,417
Boeing Co/The	117,900		14,205					$22,202
Exelis Inc	14,309		241
General Dynamics Corp	218,434		25,507		Biotechnology - 0.01%
					Bio-Rad Laboratories Inc (a)	1,641		189
L-3 Communications Holdings Inc	4,833		507
Northrop Grumman Corp	12,000		1,479
Raytheon Co	258,226		23,439		Building Materials - 0.57%
United Technologies Corp	284,303		29,894		CRH PLC ADR	668,500		15,703
			$95,590		Vulcan Materials Co	9,871		623

Agriculture - 2.05%								$16,326
Altria Group Inc	487,233		19,782		Chemicals - 0.71%
Archer-Daniels-Midland Co	32,744		1,519		Air Products & Chemicals Inc	9,910		1,307
Bunge Ltd	6,997		552		Albemarle Corp	3,830		235
Philip Morris International Inc	449,483		36,862		Ashland Inc	6,007		629
			$58,715		Cabot Corp	4,844		254
					Celanese Corp	11,504		670
Airlines - 0.07%					CF Industries Holdings Inc	2,792		699
Alaska Air Group Inc	828		36
Delta Air Lines Inc	45,043		1,687		Cytec Industries Inc	2,496		252
					Dow Chemical Co/The	57,450		2,934
Southwest Airlines Co	6,144		174		EI du Pont de Nemours & Co	183,157		11,779
			$1,897		Huntsman Corp	4,852		126
Automobile Manufacturers - 1.10%					Mosaic Co/The	17,940		827
Ford Motor Co	1,674,153		28,494		Rayonier Advanced Materials Inc	2,938		95
General Motors Co	75,614		2,557		Sigma-Aldrich Corp	5,180		520
Oshkosh Corp	6,687		309		Westlake Chemical Corp	434		38
			$31,360					$20,365

Automobile Parts & Equipment - 1.43%					Coal - 0.03%
Delphi Automotive PLC	305,909		20,435		Consol Energy Inc	18,203		707
Johnson Controls Inc	406,085		19,184
Lear Corp	1,307		123		Commercial Services - 0.12%
TRW Automotive Holdings Corp (a)	6,053		619
Visteon Corp (a)	3,908		373		Aaron's Inc	4,883		129
					ADT Corp/The	15,318		533
			$40,734		Apollo Education Group Inc (a)	7,401		207
Banks - 15.86%					DeVry Education Group Inc	5,078		203
Associated Banc-Corp	12,731		228		Genpact Ltd (a)	11,488		202
Bank of America Corp	4,304,758		65,647		KAR Auction Services Inc	3,845		113
Bank of Hawaii Corp	3,513		201		Live Nation Entertainment Inc (a)	5,738		133
Bank of New York Mellon Corp/The	54,394		2,124		Manpowergroup Inc	5,862		456
BankUnited Inc	8,053		252		Quanta Services Inc (a)	13,296		445
BB&T Corp	42,382		1,569		RR Donnelley & Sons Co	14,516		252
BOK Financial Corp	2,196		146		Service Corp International/US	3,525		74
Capital One Financial Corp	882,724		70,212		Total System Services Inc	2,774		89
CIT Group Inc	415,400		20,400		Towers Watson & Co	4,951		505
Citigroup Inc	736,419		36,018					$3,341
Comerica Inc	14,386		723		Computers - 1.99%
East West Bancorp Inc	11,344		386		Accenture PLC - Class A	258,900		20,526
Fifth Third Bancorp	50,177		1,028		Apple Inc	268,800		25,689
Fulton Financial Corp	14,833		168		Brocade Communications Systems Inc	33,743		311
Goldman Sachs Group Inc/The	21,084		3,645		Computer Sciences Corp	11,418		712
Huntington Bancshares Inc/OH	67,554		663		DST Systems Inc	466		42
JP Morgan Chase & Co	1,417,794		81,764		EMC Corp/MA	96,883		2,839
KeyCorp	48,499		657		Hewlett-Packard Co	101,962		3,631
M&T Bank Corp	6,800		826		Lexmark International Inc	4,792		230
Morgan Stanley	72,317		2,339		MICROS Systems Inc (a)	1,571		106
Northern Trust Corp	12,949		866		NetApp Inc	17,087		664
PacWest Bancorp	8,076		337		SanDisk Corp	6,523		598
PNC Financial Services Group Inc/The	435,339		35,942		Synopsys Inc (a)	11,662		440
Popular Inc (a)	8,352		266
					Teradata Corp (a)	2,637		111
Regions Financial Corp	79,812		809		Western Digital Corp	11,075		1,106
State Street Corp	462,958		32,611					$57,005
SunTrust Banks Inc	30,485		1,160
US Bancorp/MN	101,323		4,259		Consumer Products - 0.04%
Wells Fargo & Co	1,730,795		88,097		Avery Dennison Corp	5,169		244
			$453,343		Jarden Corp (a)	7,227		404
					Kimberly-Clark Corp	4,792		498
Beverages - 0.78%								$1,146
Constellation Brands Inc (a)	693		58
Molson Coors Brewing Co	10,764		727		Cosmetics & Personal Care - 1.03%
					Colgate-Palmolive Co	319,632		20,265

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Cosmetics & Personal Care (continued)					Electronics (continued)
Procter & Gamble Co/The	120,312		$9,302		Vishay Intertechnology Inc	9,976		$147
			$29,567					$57,437

Distribution & Wholesale - 0.67%					Engineering & Construction - 0.05%
Arrow Electronics Inc (a)	7,957		461		AECOM Technology Corp (a)	7,083		241
Genuine Parts Co	643		53		Fluor Corp	4,958		361
WESCO International Inc (a)	239,045		18,763		Jacobs Engineering Group Inc (a)	9,932		505
			$19,277		URS Corp	5,765		330

Diversified Financial Services - 3.05%								$1,437
American Express Co	409,556		36,041		Entertainment - 0.01%
Ameriprise Financial Inc	6,124		732		Dolby Laboratories Inc (a)	2,171		97
BlackRock Inc	4,314		1,315		Regal Entertainment Group	4,872		95
Charles Schwab Corp/The	44,258		1,228					$192
CME Group Inc/IL	15,032		1,111
Discover Financial Services	25,530		1,559		Environmental Control - 0.06%
Franklin Resources Inc	5,741		311		Republic Services Inc	21,022		797
Interactive Brokers Group Inc - A Shares	3,779		87		Waste Management Inc	20,204		907
Intercontinental Exchange Inc	3,127		601					$1,704
Invesco Ltd	589,588		22,186		Food - 1.57%
Navient Corp	767,565		13,202		ConAgra Foods Inc	19,857		598
Raymond James Financial Inc	9,260		472		General Mills Inc	310,700		15,582
SLM Corp	944,465		8,368		Ingredion Inc	5,487		404
			$87,213		JM Smucker Co/The	5,752		573
Electric - 2.08%					Kellogg Co	1,605		96
AES Corp/VA	43,062		629		McCormick & Co Inc/MD	340,400		22,392
Alliant Energy Corp	8,431		476		Mondelez International Inc	98,486		3,545
					Pilgrim's Pride Corp (a)	4,434		124
Ameren Corp	19,252		740
American Electric Power Co Inc	28,976		1,506		Pinnacle Foods Inc	4,392		132
Calpine Corp (a)	28,771		634		Sysco Corp	18,461		659
CMS Energy Corp	20,278		587		Tyson Foods Inc	20,339		757
Consolidated Edison Inc	13,810		775					$44,862
Dominion Resources Inc/VA	25,750		1,742		Forest Products & Paper - 0.04%
DTE Energy Co	9,349		690		Domtar Corp	5,034		181
Duke Energy Corp	33,477		2,415		International Paper Co	19,624		932
Edison International	19,342		1,060		Veritiv Corp (a)	375		15
Entergy Corp	184,014		13,402					$1,128
Exelon Corp	50,980		1,584
FirstEnergy Corp	19,606		612		Gas - 0.15%
Great Plains Energy Inc	11,693		290		AGL Resources Inc	8,992		464
MDU Resources Group Inc	14,352		452		Atmos Energy Corp	7,976		385
NextEra Energy Inc	235,220		22,084		CenterPoint Energy Inc	20,262		493
Northeast Utilities	16,913		743		National Fuel Gas Co	5,587		385
NRG Energy Inc	20,022		620		NiSource Inc	17,877		674
Pepco Holdings Inc	20,263		544		Sempra Energy	11,513		1,148
PG&E Corp	20,722		926		UGI Corp	8,657		420
Pinnacle West Capital Corp	8,363		447		Vectren Corp	6,265		239
PPL Corp	37,505		1,237					$4,208
Public Service Enterprise Group Inc	30,035		1,056		Hand & Machine Tools - 0.92%
SCANA Corp	11,248		572		Kennametal Inc	5,971		253
Southern Co/The	40,820		1,767		Lincoln Electric Holdings Inc	4,278		284
Westar Energy Inc	9,680		349		Regal-Beloit Corp	3,417		240
Wisconsin Energy Corp	13,389		584		Snap-on Inc	3,928		472
Xcel Energy Inc	30,050		926		Stanley Black & Decker Inc	287,236		25,119
			$59,449					$26,368

Electrical Components & Equipment - 0.73%					Healthcare - Products - 2.35%
Emerson Electric Co	319,274		20,322		Becton Dickinson and Co	178,400		20,737
Energizer Holdings Inc	4,883		560		Boston Scientific Corp (a)	65,130		832
			$20,882		Covidien PLC	21,259		1,839
Electronics - 2.01%					DENTSPLY International Inc	7,886		366
Agilent Technologies Inc	14,584		818		Medtronic Inc	675,177		41,686
Avnet Inc	11,031		467		St Jude Medical Inc	8,175		533
Garmin Ltd	9,307		512		Stryker Corp	6,404		511
Gentex Corp/MI	4,628		134		Zimmer Holdings Inc	7,563		757
Honeywell International Inc	578,081		53,085					$67,261
Jabil Circuit Inc	15,381		307		Healthcare - Services - 2.44%
PerkinElmer Inc	9,013		417		Aetna Inc	13,652		1,058
Tech Data Corp (a)	2,872		180
					Cigna Corp	137,101		12,344
Thermo Fisher Scientific Inc	11,272		1,370		DaVita HealthCare Partners Inc (a)	9,187		647

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Services (continued)					Internet (continued)
HCA Holdings Inc (a)	13,929		$910		Yahoo! Inc (a)	47,650		$1,706
Health Net Inc/CA (a)	6,388		263					$15,698
Humana Inc	9,189		1,081
Laboratory Corp of America Holdings (a)	4,134		429		Iron & Steel - 0.08%
LifePoint Hospitals Inc (a)	3,525		253		Carpenter Technology Corp	3,947		214
Mednax Inc (a)	2,857		169		Nucor Corp	17,074		857
UnitedHealth Group Inc	366,153		29,677		Reliance Steel & Aluminum Co	5,831		398
WellPoint Inc	209,788		23,037		Steel Dynamics Inc	17,728		376
			$69,868		United States Steel Corp	10,966		367
								$2,212
Home Builders - 0.05%
DR Horton Inc	21,073		436		Leisure Products & Services - 0.66%
Lennar Corp	13,485		489		Carnival Corp	506,398		18,342
Pulte Group Inc	30,565		539		Royal Caribbean Cruises Ltd	9,073		541
			$1,464					$18,883

Home Furnishings - 0.02%					Lodging - 0.07%
Whirlpool Corp	3,857		550		Choice Hotels International Inc	2,107		99
					Hyatt Hotels Corp (a)	3,599		212
					Marriott International Inc/DE	2,075		134
Housewares - 0.01%					MGM Resorts International (a)	29,507		792
Newell Rubbermaid Inc	9,222		299		Starwood Hotels & Resorts Worldwide Inc	8,501		653
								$1,890

Insurance - 3.71%					Machinery - Construction & Mining - 0.12%
ACE Ltd	19,078		1,910		Caterpillar Inc	26,167		2,636
Aflac Inc	26,134		1,561		Joy Global Inc	8,045		477
Allied World Assurance Co Holdings AG	5,271		190		Terex Corp	8,903		307
Allstate Corp/The	25,046		1,464					$3,420
American Financial Group Inc/OH	5,330		298
American International Group Inc	716,883		37,264		Machinery - Diversified - 0.08%
American National Insurance Co	549		60		AGCO Corp	7,393		360
Aon PLC	5,376		453		Deere & Co	15,900		1,353
Arch Capital Group Ltd (a)	10,824		578		IDEX Corp	429		33
Aspen Insurance Holdings Ltd	5,029		201		Roper Industries Inc	4,322		623
Assurant Inc	5,524		350					$2,369
Assured Guaranty Ltd	12,808		286		Media - 3.76%
Axis Capital Holdings Ltd	6,758		292		AMC Networks Inc (a)	286,300		17,141
Berkshire Hathaway Inc - Class B (a)	100,213		12,570
					CBS Corp	3,914		222
Chubb Corp/The	12,458		1,080		Comcast Corp - Class A	426,950		22,940
Cincinnati Financial Corp	12,945		596		DISH Network Corp (a)	4,596		284
CNA Financial Corp	2,008		75		Gannett Co Inc	17,405		569
Endurance Specialty Holdings Ltd	2,294		121		Graham Holdings Co	332		228
Everest Re Group Ltd	3,822		596		John Wiley & Sons Inc	3,460		208
Genworth Financial Inc (a)	37,430		490
					Liberty Media Corp - C shares (a)	15,015		706
Hanover Insurance Group Inc/The	2,389		138		News Corp (a)	40,147		709
Hartford Financial Services Group Inc/The	605,349		20,679		Starz (a)	948		27
HCC Insurance Holdings Inc	8,088		377		Thomson Reuters Corp	16,824		636
Lincoln National Corp	14,351		752		Time Warner Inc	502,475		41,715
Loews Corp	13,247		558		Twenty-First Century Fox Inc - A Shares	24,871		788
MBIA Inc (a)	11,240		108
					Viacom Inc	242,700		20,064
MetLife Inc	254,794		13,402		Walt Disney Co/The	15,609		1,341
Old Republic International Corp	19,705		284					$107,578
PartnerRe Ltd	4,110		429
Progressive Corp/The	32,772		768		Metal Fabrication & Hardware - 0.02%
Protective Life Corp	5,967		414		Timken Co/The	6,850		303
Prudential Financial Inc	25,186		2,190		Valmont Industries Inc	2,029		296
Reinsurance Group of America Inc	4,026		323					$599
RenaissanceRe Holdings Ltd	3,353		328
StanCorp Financial Group Inc	3,457		209		Mining - 0.14%
Torchmark Corp	10,542		556		Alcoa Inc	69,642		1,141
Travelers Cos Inc/The	19,235		1,723		Freeport-McMoRan Inc	49,159		1,830
Unum Group	20,270		696		Newmont Mining Corp	23,072		575
Validus Holdings Ltd	6,858		250		Royal Gold Inc	5,098		385
Voya Financial Inc	11,608		431					$3,931
WR Berkley Corp	8,245		368		Miscellaneous Manufacturing - 1.42%
XL Group PLC	22,184		715		AptarGroup Inc	4,084		250
			$106,133		Carlisle Cos Inc	4,584		367
Internet - 0.55%					Crane Co	2,496		171
IAC/InterActiveCorp	188,465		12,665		Danaher Corp	26,046		1,924
Liberty Interactive Corp (a)	19,810		556		Dover Corp	3,404		292
Symantec Corp	32,612		771		Eaton Corp PLC	22,334		1,517

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing (continued)					Pharmaceuticals (continued)
General Electric Co	1,294,600		$32,559		Merck & Co Inc	626,973		$35,574
Ingersoll-Rand PLC	13,862		815		Perrigo Co PLC	4,882		735
ITT Corp	5,630		259		Pfizer Inc	1,490,659		42,782
Leggett & Platt Inc	5,664		186		Quintiles Transnational Holdings Inc (a)	1,208		66
Parker Hannifin Corp	5,615		645		Sanofi ADR	568,279		29,704
Pentair PLC	9,590		614		Teva Pharmaceutical Industries Ltd ADR	532,670		28,498
Textron Inc	22,102		804		VCA Inc (a)	7,103		265
Trinity Industries Inc	2,927		128					$276,875

			$40,531		Pipelines - 0.07%
Office & Business Equipment - 0.04%					Kinder Morgan Inc/DE	22,422		807
Pitney Bowes Inc	8,679		235		Spectra Energy Corp	31,363		1,283
Xerox Corp	64,249		852					$2,090

			$1,087		Real Estate - 0.03%
Oil & Gas - 10.77%					Jones Lang LaSalle Inc	3,353		415
Anadarko Petroleum Corp	22,285		2,381		WP Carey Inc	8,019		527
Apache Corp	20,506		2,105					$942
BP PLC ADR	729,978		35,747
Chesapeake Energy Corp	22,979		606		REITS - 0.89%
Chevron Corp	269,524		34,834		Alexandria Real Estate Equities Inc	5,428		427
Cimarex Energy Co	4,335		603		American Campus Communities Inc	8,313		324
ConocoPhillips	493,436		40,708		American Capital Agency Corp	27,927		646
Denbury Resources Inc	28,388		481		Annaly Capital Management Inc	44,674		496
Devon Energy Corp	22,356		1,688		AvalonBay Communities Inc	6,745		999
EOG Resources Inc	200,500		21,943		BioMed Realty Trust Inc	14,155		304
EQT Corp	98,700		9,260		Boston Properties Inc	7,153		854
Exxon Mobil Corp	436,735		43,210		Camden Property Trust	6,460		467
Helmerich & Payne Inc	2,519		268		Chimera Investment Corp	78,179		248
Hess Corp	14,778		1,463		Columbia Property Trust Inc	8,574		219
Marathon Oil Corp	588,881		22,819		CommonWealth REIT	8,974		241
Murphy Oil Corp	9,874		613		Corporate Office Properties Trust	6,791		193
Murphy USA Inc (a)	3,623		179		Corrections Corp of America	9,393		303
Nabors Industries Ltd	23,775		646		Duke Realty Corp	24,451		440
Noble Energy Inc	8,196		545		Equity Lifestyle Properties Inc	1,753		78
Occidental Petroleum Corp	602,220		58,843		Equity Residential	18,776		1,214
Patterson-UTI Energy Inc	5,704		196		Essex Property Trust Inc	3,241		614
PBF Energy Inc	3,826		104		Federal Realty Investment Trust	1,700		208
Phillips 66	172,526		13,994		General Growth Properties Inc	29,188		682
QEP Resources Inc	12,689		419		HCP Inc	23,679		983
Rowan Cos PLC	10,038		306		Health Care REIT Inc	11,630		740
SandRidge Energy Inc (a)	39,073		233		Healthcare Trust of America Inc	8,494		101
Seadrill Ltd	319,200		11,574		Home Properties Inc	4,317		284
Unit Corp (a)	3,730		236		Hospitality Properties Trust	11,381		325
Valero Energy Corp	23,010		1,169		Host Hotels & Resorts Inc	38,798		843
Whiting Petroleum Corp (a)	8,737		773		Kilroy Realty Corp	6,194		383
			$307,946		Kimco Realty Corp	31,075		695
					Liberty Property Trust	9,864		347
Oil & Gas Services - 0.13%					Macerich Co/The	10,452		680
Baker Hughes Inc	21,261		1,462		MFA Financial Inc	27,417		223
MRC Global Inc (a)	4,501		121		Mid-America Apartment Communities Inc	5,678		397
National Oilwell Varco Inc	20,873		1,691		National Retail Properties Inc	8,991		320
Superior Energy Services Inc	11,781		396		NorthStar Realty Finance Corp	11,428		184
			$3,670		Omega Healthcare Investors Inc	6,837		250
					Piedmont Office Realty Trust Inc	12,723		247
Packaging & Containers - 0.05%					Plum Creek Timber Co Inc	7,270		301
Bemis Co Inc	8,140		317		Post Properties Inc	4,144		225
Greif Inc - Class A	2,562		129		Prologis Inc	25,975		1,060
Owens-Illinois Inc (a)	5,139		160
					Public Storage	742		127
Rock-Tenn Co	5,793		576		Realty Income Corp	17,845		768
Sonoco Products Co	7,693		301		Regency Centers Corp	7,453		405
			$1,483		Retail Properties of America Inc	18,711		282
Pharmaceuticals - 9.69%					Senior Housing Properties Trust	13,266		303
Abbott Laboratories	608,392		25,625		Simon Property Group Inc	4,085		687
Bristol-Myers Squibb Co	57,976		2,935		SL Green Realty Corp	5,058		545
Cardinal Health Inc	14,801		1,060		Spirit Realty Capital Inc	31,581		365
Eli Lilly & Co	53,528		3,268		Starwood Property Trust Inc	17,843		421
Express Scripts Holding Co (a)	308,369		21,478		Two Harbors Investment Corp	29,470		301
GlaxoSmithKline PLC ADR	160,839		7,780		UDR Inc	19,072		555
Johnson & Johnson	768,591		76,929		Ventas Inc	12,238		777
Mallinckrodt PLC (a)	2,522		176		Vornado Realty Trust	7,854		833
					Washington Prime Group Inc	12,538		237

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					Telecommunications (continued)
Weingarten Realty Investors	9,249		$304		Verizon Communications Inc	1,188,916		$59,945
Weyerhaeuser Co	27,747		869					$152,161

			$25,324		Textiles - 0.02%
Retail - 5.87%					Mohawk Industries Inc (a)	4,956		618
Advance Auto Parts Inc	169,980		20,586
Bed Bath & Beyond Inc (a)	9,502		601
Best Buy Co Inc	15,208		452		Toys, Games & Hobbies - 0.02%
Big Lots Inc	3,252		142		Hasbro Inc	1,302		65
CarMax Inc (a)	5,533		270		Mattel Inc	17,124		607
CVS Caremark Corp	58,411		4,460					$672
Dick's Sporting Goods Inc	6,446		274		Transportation - 1.49%
Dillard's Inc	669		80		Con-way Inc	4,516		223
Dollar General Corp (a)	5,980		330		CSX Corp	56,280		1,684
DSW Inc	6,063		161		FedEx Corp	120,072		17,636
Foot Locker Inc	10,074		479		Norfolk Southern Corp	13,672		1,390
GameStop Corp	9,018		379		Tidewater Inc	3,934		186
Home Depot Inc/The	259,300		20,965		Union Pacific Corp	218,604		21,491
Kohl's Corp	15,600		835					$42,610
L Brands Inc	12,615		731
Macy's Inc	6,562		379		Water - 0.02%
MSC Industrial Direct Co Inc	233,800		19,941		American Water Works Co Inc	13,514		646
Signet Jewelers Ltd	2,037		207
Staples Inc	50,432		585		TOTAL COMMON STOCKS			$2,782,048
Target Corp	1,145,633		68,269		INVESTMENT COMPANIES - 2.56%	Shares Held	Value	(000	's)
Walgreen Co	11,200		770		Publicly Traded Investment Fund - 2.56%
Wal-Mart Stores Inc	365,495		26,893		BlackRock Liquidity Funds TempFund	47,595,627		47,596
			$167,789		Portfolio
Savings & Loans - 0.03%					Goldman Sachs Financial Square Funds -	22,730,694		22,731
First Niagara Financial Group Inc	26,891		231		Money Market Fund
New York Community Bancorp Inc	34,967		556		JP Morgan Prime Money Market Fund	2,725,416		2,725
			$787					$73,052
					TOTAL INVESTMENT COMPANIES			$73,052
Semiconductors - 3.99%					Total Investments			$2,855,100
Analog Devices Inc	13,794		685		Other Assets in Excess of Liabilities, Net - 0.12%			$3,361
Broadcom Corp	28,094		1,075		TOTAL NET ASSETS - 100.00%			$2,858,461
First Solar Inc (a)	5,914		373
Intel Corp	1,398,715		47,402
Marvell Technology Group Ltd	32,760		437		(a) Non-Income Producing Security
Micron Technology Inc (a)	10,628		325
ON Semiconductor Corp (a)	17,335		148
Qualcomm Inc	270,288		19,920
Skyworks Solutions Inc	417,310		21,183		Portfolio Summary (unaudited)
Teradyne Inc	13,671		249		Sector			Percent
Texas Instruments Inc	479,819		22,192		Financial			23 .57%
			$113,989		Consumer, Non-cyclical			20 .08%
					Energy			11 .00%
Software - 2.94%					Industrial			10 .86%
Activision Blizzard Inc	13,597		304		Consumer, Cyclical			10 .00%
Autodesk Inc (a)	3,505		187		Communications			9.63%
CA Inc	26,446		764		Technology			8.96%
Electronic Arts Inc (a)	5,331		179		Exchange Traded Funds			2.56%
Fidelity National Information Services Inc	13,745		775		Utilities			2.25%
Microsoft Corp	1,058,442		45,683		Basic Materials			0.97%
Oracle Corp	892,200		36,036		Other Assets in Excess of Liabilities, Net			0.12%
Paychex Inc	2,468		101		TOTAL NET ASSETS			100.00%
			$84,029

Telecommunications - 5.32%
Amdocs Ltd	721,443		32,710
ARRIS Group Inc (a)	25,200		861
AT&T Inc	1,322,598		47,072
CenturyLink Inc	28,175		1,106
Cisco Systems Inc	269,055		6,788
Corning Inc	52,781		1,037
Frontier Communications Corp	75,961		498
Harris Corp	6,875		469
Juniper Networks Inc	33,284		783
Knowles Corp (a)	6,863		200
Motorola Solutions Inc	8,204		522
Telephone & Data Systems Inc	6,799		170

See accompanying notes

		Schedule of Investments
LargeCap Value Fund III
July 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; September 2014	Long	732	$70,821		$70,448	$(373)
Total						$(373)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Fund
July 31, 2014 (unaudited)

COMMON STOCKS - 99.77%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 1.36%					Holding Companies - Diversified - 1.23%
Rockwell Collins Inc	672,733		$49,291		Leucadia National Corp	4,245,948		$104,917
TransDigm Group Inc	397,849		66,807

			$116,098		Insurance - 10.82%
Banks - 1.84%					Alleghany Corp (a)	103,169		42,696
BankUnited Inc	531,962		16,619		Aon PLC	1,653,695		139,506
CIT Group Inc	944,478		46,383		Arch Capital Group Ltd (a)	774,308		41,387
M&T Bank Corp	778,279		94,561		Brown & Brown Inc	3,435,324		105,739
			$157,563		Loews Corp	3,830,196		161,366
					Markel Corp (a)	354,073		223,813
Building Materials - 1.20%					Progressive Corp/The	3,236,335		75,860
Martin Marietta Materials Inc	822,604		102,192		White Mountains Insurance Group Ltd	122,073		73,843
					Willis Group Holdings PLC	1,483,896		60,469
Chemicals - 5.03%								$924,679
Air Products & Chemicals Inc	1,454,489		191,920		Internet - 4.25%
Airgas Inc	923,821		98,775		Liberty Interactive Corp (a)	5,872,685		164,729
Ashland Inc	928,474		97,165		Liberty Ventures (a)	1,106,029		76,493
Ecolab Inc	383,237		41,592		VeriSign Inc (a)	2,260,619		122,186
			$429,452					$363,408

Commercial Services - 7.15%					Lodging - 1.55%
Ascent Capital Group Inc (a)	564,387		34,981
					Wyndham Worldwide Corp	890,948		67,311
KAR Auction Services Inc	3,209,408		94,068		Wynn Resorts Ltd	306,682		65,385
Live Nation Entertainment Inc (a)	2,817,749		65,400
Macquarie Infrastructure Co LLC	1,112,483		77,562					$132,696
McGraw Hill Financial Inc	962,067		77,177		Media - 7.73%
Moody's Corp	1,691,165		147,131		Discovery Communications Inc - C Shares (a)	2,300,901		193,506
Robert Half International Inc	935,681		45,521		FactSet Research Systems Inc	355,236		42,675
Verisk Analytics Inc (a)	1,151,871		69,158		Liberty Global PLC - A Shares (a)	1,011,808		42,091
			$610,998		Liberty Global PLC - C Shares (a)	3,203,945		128,126
					Liberty Media Corp - A shares (a)	1,665,160		78,346
Computers - 0.14%					Liberty Media Corp - C shares (a)	3,330,320		156,525
MICROS Systems Inc (a)	178,547		12,075
					Tribune Media Co (a)	223,758		18,460
					Tribune Publishing Co (a)	55,939		1,176
Distribution & Wholesale - 1.84%								$660,905
Fastenal Co	1,531,345		67,915
HD Supply Holdings Inc (a)	1,078,495		27,415		Miscellaneous Manufacturing - 1.04%
					Colfax Corp (a)	1,020,020		64,231
WW Grainger Inc	262,936		61,830		Donaldson Co Inc	626,869		24,316
			$157,160					$88,547
Diversified Financial Services - 3.13%
Charles Schwab Corp/The	3,842,113		106,619		Oil & Gas - 4.09%
FNF Group	2,726,542		73,917		Apache Corp	184,826		18,974
FNFV Group (a)	870,994		14,249		Cimarex Energy Co	716,696		99,635
LPL Financial Holdings Inc	899,398		42,703		EOG Resources Inc	1,082,926		118,516
Navient Corp	670,275		11,529		Hess Corp	1,136,692		112,510
SLM Corp	2,087,699		18,497					$349,635
			$267,514		Pharmaceuticals - 3.40%
					Mead Johnson Nutrition Co	1,201,783		109,891
Electric - 1.56%					Valeant Pharmaceuticals International Inc (a)	1,535,299		180,229
Brookfield Infrastructure Partners LP	1,832,573		72,662
Brookfield Renewable Energy Partners LP/CA	675,681		19,203					$290,120
Calpine Corp (a)	1,889,531		41,645		Pipelines - 3.87%
			$133,510		Kinder Morgan Inc/DE	3,409,967		122,691
					Kinder Morgan Inc/DE - Warrants (a)	1,007,227		2,760
Electronics - 1.99%
Sensata Technologies Holding NV (a)	1,575,243		72,839		Williams Cos Inc/The	3,618,653		204,924
Tyco International Ltd	2,257,266		97,401					$330,375
			$170,240		Private Equity - 0.66%
Gas - 0.37%					Onex Corp	960,619		55,975
National Fuel Gas Co	457,031		31,494
					Real Estate - 6.57%
					Brookfield Asset Management Inc	7,307,339		326,273
Healthcare - Products - 3.18%					Brookfield Property Partners LP	1,138,681		23,502
Becton Dickinson and Co	755,036		87,765		CBRE Group Inc (a)	2,680,696		82,673
CR Bard Inc	755,384		112,726		Forest City Enterprises Inc (a)	3,769,898		72,269
DENTSPLY International Inc	1,530,076		71,026		Howard Hughes Corp/The (a)	388,618		56,513
			$271,517					$561,230
Healthcare - Services - 1.37%
Laboratory Corp of America Holdings (a)	1,133,027		117,484		REITS - 1.89%
					Crown Castle International Corp	1,897,604		140,764

See accompanying notes

			Schedule of Investments
			MidCap Fund
			July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)
General Growth Properties Inc	898,573		$21,000
			$161,764

Retail - 12.10%
AutoZone Inc (a)	251,321		129,940
Burger King Worldwide Inc	4,071,217		107,399
CarMax Inc (a)	2,053,729		100,243
Copart Inc (a)	2,906,364		97,014
Dollar General Corp (a)	1,756,478		97,010
O'Reilly Automotive Inc (a)	1,787,109		268,066
Ross Stores Inc	710,327		45,745
TJX Cos Inc/The	3,534,220		188,339
			$1,033,756

Semiconductors - 1.31%
Microchip Technology Inc	2,492,643		112,219

Software - 4.39%
Adobe Systems Inc (a)	1,312,986		90,740
Fidelity National Information Services Inc	2,233,651		125,978
Intuit Inc	1,409,769		115,559
MSCI Inc (a)	953,441		43,143
			$375,420

Telecommunications - 3.35%
EchoStar Corp (a)	1,285,045		65,152
Motorola Solutions Inc	2,070,016		131,818
SBA Communications Corp (a)	830,858		88,844
			$285,814

Textiles - 1.04%
Mohawk Industries Inc (a)	712,717		88,926

Transportation - 0.32%
Expeditors International of Washington Inc	627,451		27,093

TOTAL COMMON STOCKS			$8,524,776
INVESTMENT COMPANIES - 0.06%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.06%
Goldman Sachs Financial Square Funds -	5,165,455		5,165
Government Fund

TOTAL INVESTMENT COMPANIES			$5,165
Total Investments			$8,529,941
Other Assets in Excess of Liabilities, Net - 0.17%			$14,420
TOTAL NET ASSETS - 100.00%			$8,544,361

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			24 .91%
Consumer, Cyclical			16 .53%
Communications			15 .33%
Consumer, Non-cyclical			15 .10%
Energy			7.96%
Industrial			5.91%
Technology			5.84%
Basic Materials			5.03%
Utilities			1.93%
Diversified			1.23%
Exchange Traded Funds			0.06%
Other Assets in Excess of Liabilities, Net			0.17%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund
July 31, 2014 (unaudited)

COMMON STOCKS - 98.68%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Airlines - 0.93%					Leisure Products & Services - 1.86%
American Airlines Group Inc	27,888		$1,083		Polaris Industries Inc	8,195		$1,209
					Royal Caribbean Cruises Ltd	15,885		948

Apparel - 4.19%								$2,157
Hanesbrands Inc	24,745		2,418		Machinery - Diversified - 0.91%
Under Armour Inc (a)	36,482		2,435		Middleby Corp/The (a)	14,436		1,052
			$4,853

Automobile Manufacturers - 0.69%					Miscellaneous Manufacturing - 3.16%
Tesla Motors Inc (a)	3,585		800		Crane Co	27,645		1,897
					Textron Inc	48,425		1,761

Automobile Parts & Equipment - 1.49%								$3,658
BorgWarner Inc	27,685		1,723		Office & Business Equipment - 2.72%
					Pitney Bowes Inc	116,319		3,148
Beverages - 2.74%
Constellation Brands Inc (a)	21,340		1,777		Oil & Gas - 6.08%
Keurig Green Mountain Inc	11,700		1,395		Nabors Industries Ltd	37,650		1,023
			$3,172		Patterson-UTI Energy Inc	56,720		1,948

Biotechnology - 3.79%					Pioneer Natural Resources Co	18,375		4,069
Illumina Inc (a)	8,431		1,348					$7,040
Incyte Corp (a)	23,911		1,138		Oil & Gas Services - 2.32%
Medivation Inc (a)	25,641		1,903		FMC Technologies Inc (a)	18,920		1,150
			$4,389		Weatherford International PLC (a)	68,635		1,536

Building Materials - 2.19%								$2,686
Vulcan Materials Co	40,267		2,542		Packaging & Containers - 1.48%
					Crown Holdings Inc (a)	36,895		1,717
Chemicals - 2.63%
Westlake Chemical Corp	34,877		3,048		Pharmaceuticals - 1.55%
					AmerisourceBergen Corp	10,925		840
					Catamaran Corp (a)	20,975		954
Commercial Services - 4.17%
Alliance Data Systems Corp (a)	5,500		1,442					$1,794
Robert Half International Inc	45,195		2,199		Retail - 8.31%
Towers Watson & Co	11,673		1,191		Chipotle Mexican Grill Inc (a)	3,878		2,608
			$4,832		Foot Locker Inc	44,540		2,117
Computers - 1.53%					Signet Jewelers Ltd	18,760		1,910
SanDisk Corp	19,306		1,770		Tiffany & Co	13,075		1,276
					Williams-Sonoma Inc	25,515		1,711
								$9,622
Electrical Components & Equipment - 1.68%
Belden Inc	28,698		1,949		Semiconductors - 3.59%
					Avago Technologies Ltd	25,330		1,757
					NXP Semiconductor NV (a)	38,580		2,406
Electronics - 2.29%								$4,163
Garmin Ltd	31,235		1,719
GoPro Inc (a),(b)	19,400		931		Software - 10.36%
			$2,650		Activision Blizzard Inc	111,265		2,490
					Akamai Technologies Inc (a)	31,055		1,833
Healthcare - Products - 2.28%					Autodesk Inc (a)	45,060		2,404
IDEXX Laboratories Inc (a)	13,954		1,737		Electronic Arts Inc (a)	56,622		1,903
Zimmer Holdings Inc	9,010		902		ServiceNow Inc (a)	57,437		3,377
			$2,639					$12,007

Healthcare - Services - 2.01%					Telecommunications - 2.38%
Universal Health Services Inc	21,810		2,325		SBA Communications Corp (a)	25,801		2,759

Home Furnishings - 3.69%					Transportation - 3.47%
Harman International Industries Inc	39,419		4,279		Canadian Pacific Railway Ltd	14,618		2,777
					Swift Transportation Co (a)	60,550		1,238
Internet - 14.19%								$4,015
Expedia Inc	34,815		2,765		TOTAL COMMON STOCKS			$114,312
F5 Networks Inc (a)	11,280		1,270		INVESTMENT COMPANIES - 3.56%	Shares Held	Value	(000	's)
Netflix Inc (a)	7,213		3,049
Pandora Media Inc (a)	83,625		2,101		Publicly Traded Investment Fund - 3.56%
Splunk Inc (a)	35,250		1,657		Goldman Sachs Financial Square Funds -	915,799		916
					Government Fund (c)
TripAdvisor Inc (a)	28,649		2,717
Twitter Inc (a)	17,800		804
Yelp Inc (a)	30,920		2,077
			$16,440

See accompanying notes

		Schedule of Investments
		MidCap Growth Fund
		July 31, 2014 (unaudited)

INVESTMENT COMPANIES (continued)	Shares Held	Value (000's)

Publicly Traded Investment Fund (continued)
Goldman Sachs Financial Square Funds -	3,209,739	$3,210
Government Fund
		$4,126
TOTAL INVESTMENT COMPANIES		$4,126
Total Investments		$118,438
Liabilities in Excess of Other Assets, Net - (2.24)%		$(2,591)
TOTAL NET ASSETS - 100.00%		$115,847

(a) Non-Income Producing Security
(b)		Security or a portion of the security was on loan at the end of the period.
(c)		Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Cyclical		21 .16%
Technology		18 .20%
Communications		16 .57%
Consumer, Non-cyclical		16 .54%
Industrial		15 .18%
Energy		8.40%
Exchange Traded Funds		3.56%
Basic Materials		2.63%
Liabilities in Excess of Other Assets, Net		(2.24)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2014 (unaudited)

COMMON STOCKS - 96.03%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.24%					Building Materials - 1.49%
Interpublic Group of Cos Inc/The	44,929		$886		Eagle Materials Inc	4,571		$415
Lamar Advertising Co	12,530		628		Fortune Brands Home & Security Inc	495,886		18,739
Omnicom Group Inc	27,773		1,944		Lennox International Inc	7,775		663
			$3,458		Martin Marietta Materials Inc	7,048		876
					Masco Corp	32,245		671
Aerospace & Defense - 0.81%								$21,364
B/E Aerospace Inc (a)	11,293		962
Rockwell Collins Inc	12,577		922		Chemicals - 3.03%
Spirit AeroSystems Holdings Inc (a)	17,586		573		Airgas Inc	159,944		17,101
TransDigm Group Inc	54,076		9,080		Albemarle Corp	4,773		293
Triumph Group Inc	1,933		122		Celanese Corp	2,103		122
			$11,659		Cytec Industries Inc	82,890		8,359
					Eastman Chemical Co	15,595		1,229
Agriculture - 0.14%					FMC Corp	14,191		926
Lorillard Inc	33,115		2,003		Huntsman Corp	22,194		578
					International Flavors & Fragrances Inc	95,934		9,689
Airlines - 0.36%					NewMarket Corp	1,497		579
Alaska Air Group Inc	13,502		594		Platform Specialty Products Corp (a)	13,423		332
Copa Holdings SA	4,107		624		Rayonier Advanced Materials Inc	786		25
Southwest Airlines Co	66,069		1,868		RPM International Inc	11,297		499
Spirit Airlines Inc (a)	6,689		437		Sherwin-Williams Co/The	7,921		1,634
United Continental Holdings Inc (a)	34,115		1,583		Sigma-Aldrich Corp	5,876		590
			$5,106		Valspar Corp/The	7,707		578
					Westlake Chemical Corp	5,410		473
Apparel - 1.07%					WR Grace & Co (a)	6,626		603
Deckers Outdoor Corp (a)	5,428		480
								$43,610
Hanesbrands Inc	10,186		995
Michael Kors Holdings Ltd (a)	21,954		1,789		Commercial Services - 8.96%
Ralph Lauren Corp	4,056		632		Aaron's Inc	1,763		46
Under Armour Inc (a)	138,611		9,252		Alliance Data Systems Corp (a)	53,211		13,957
VF Corp	36,210		2,219		Avis Budget Group Inc (a)	11,340		637
			$15,367		Booz Allen Hamilton Holding Corp	10,887		242
					Cintas Corp	8,635		541
Automobile Manufacturers - 0.26%					CoStar Group Inc (a)	39,529		5,681
PACCAR Inc	29,885		1,861		Equifax Inc	212,341		16,157
Tesla Motors Inc (a)	8,680		1,938		FleetCor Technologies Inc (a)	8,725		1,159
			$3,799		Gartner Inc (a)	272,285		18,630
					Genpact Ltd (a)	432,118		7,606
Automobile Parts & Equipment - 1.77%
Allison Transmission Holdings Inc	21,166		620		Global Payments Inc	7,556		523
BorgWarner Inc	189,995		11,827		H&R Block Inc	29,469		947
					Hertz Global Holdings Inc (a)	40,892		1,154
Goodyear Tire & Rubber Co/The	25,412		640		HMS Holdings Corp (a)	436,875		8,043
Lear Corp	6,907		650
WABCO Holdings Inc (a)	119,822		11,680		Iron Mountain Inc	13,947		467
			$25,417		KAR Auction Services Inc	8,810		258
					Live Nation Entertainment Inc (a)	11,507		267
Banks - 1.28%					Manpowergroup Inc	210,326		16,383
East West Bancorp Inc	336,765		11,470		McGraw Hill Financial Inc	29,141		2,338
Signature Bank/New York NY (a)	60,127		6,878		Moody's Corp	17,712		1,541
SVB Financial Group (a)	687		75		Quanta Services Inc (a)	6,575		220
			$18,423		Robert Half International Inc	126,219		6,140
					RR Donnelley & Sons Co	3,098		54
Beverages - 1.45%					SEI Investments Co	19,511		699
Brown-Forman Corp	14,200		1,230		Service Corp International/US	26,220		551
Coca-Cola Enterprises Inc	27,981		1,272
Constellation Brands Inc (a)	16,635		1,385		Total System Services Inc	19,575		626
					United Rentals Inc (a)	90,407		9,574
Dr Pepper Snapple Group Inc	21,988		1,292		Vantiv Inc (a)	375,878		12,321
Keurig Green Mountain Inc	122,333		14,592		Verisk Analytics Inc (a)	17,853		1,072
Monster Beverage Corp (a)	15,928		1,019
					Western Union Co/The	56,210		982
			$20,790					$128,816
Biotechnology - 2.33%
BioMarin Pharmaceutical Inc (a)	140,366		8,678		Computers - 0.44%
					3D Systems Corp (a)	10,040		503
Charles River Laboratories International Inc (a)	3,414		185
					Cadence Design Systems Inc (a)	26,443		445
Cubist Pharmaceuticals Inc (a)	7,590		462
Illumina Inc (a)	83,831		13,405		Computer Sciences Corp	1,385		87
Incyte Corp (a)	13,209		628		DST Systems Inc	4,279		386
					IHS Inc (a)	7,302		959
Medivation Inc (a)	96,114		7,134
Myriad Genetics Inc (a)	11,193		404		Jack Henry & Associates Inc	8,897		519
					MICROS Systems Inc (a)	8,679		587
United Therapeutics Corp (a)	7,397		673
					NCR Corp (a)	2,527		78
Vertex Pharmaceuticals Inc (a)	21,725		1,932
					NetApp Inc	18,749		728
			$33,501		Riverbed Technology Inc (a)	24,407		437
					SanDisk Corp	11,109		1,019

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Entertainment - 0.47%
Teradata Corp (a)	13,092		$552		Bally Technologies Inc (a)	5,959		$359
			$6,300		Regal Entertainment Group	3,257		63
					Six Flags Entertainment Corp	166,320		6,357
Consumer Products - 1.68%								$6,779
Church & Dwight Co Inc	343,550		22,049
Clorox Co/The	9,927		862		Environmental Control - 2.12%
Jarden Corp (a)	6,189		346		Covanta Holding Corp	6,903		141
Scotts Miracle-Gro Co/The	6,630		353		Stericycle Inc (a)	258,310		30,390
Tupperware Brands Corp	8,183		596					$30,531

			$24,206		Food - 1.82%
Distribution & Wholesale - 3.34%					Campbell Soup Co	10,499		437
Fastenal Co	438,220		19,435		Fresh Market Inc/The (a)	213,696		6,396
Fossil Group Inc (a)	69,594		6,820		Hain Celestial Group Inc (a)	7,196		615
Genuine Parts Co	15,140		1,254		Hershey Co/The	16,166		1,425
LKQ Corp (a)	440,341		11,517		Hillshire Brands Co/The	6,836		429
Watsco Inc	84,078		7,531		Hormel Foods Corp	15,499		702
WW Grainger Inc	6,358		1,495		Ingredion Inc	1,766		130
			$48,052		Kroger Co/The	56,048		2,745
					McCormick & Co Inc/MD	184,239		12,119
Diversified Financial Services - 4.80%					Tyson Foods Inc	2,566		96
Affiliated Managers Group Inc (a)	136,162		27,130
					WhiteWave Foods Co/The (a)	15,882		473
Ally Financial Inc (a)	22,101		507
					Whole Foods Market Inc	14,605		558
Ameriprise Financial Inc	6,630		793					$26,125
Eaton Vance Corp	18,992		667
Federated Investors Inc	10,906		308		Forest Products & Paper - 0.04%
Greenhill & Co Inc	231,121		10,578		International Paper Co	10,600		503
Intercontinental Exchange Inc	4,460		857
Invesco Ltd	140,518		5,287
Lazard Ltd	13,551		709		Hand & Machine Tools - 0.33%
Legg Mason Inc	6,380		303		Lincoln Electric Holdings Inc	4,300		286
LPL Financial Holdings Inc	203,657		9,670		Regal-Beloit Corp	57,162		4,018
					Snap-on Inc	1,015		122
York NorthStar (a) Asset Management Group Inc/New	6,158		110		Stanley Black & Decker Inc	2,756		241
Ocwen Financial Corp (a)	16,369		494					$4,667
Portfolio Recovery Associates Inc (a)	136,170		8,029		Healthcare - Products - 3.56%
Santander Consumer USA Holdings Inc	934		18		Align Technology Inc (a)	92,230		5,000
SLM Corp	22,534		200		Boston Scientific Corp (a)	19,698		252
T Rowe Price Group Inc	27,428		2,130		Bruker BioSciences Corp (a)	17,573		399
TD Ameritrade Holding Corp	21,483		690		Cooper Cos Inc/The	3,771		607
Waddell & Reed Financial Inc	8,863		468		CR Bard Inc	8,108		1,210
			$68,948		DENTSPLY International Inc	6,167		286
					Edwards Lifesciences Corp (a)	11,342		1,024
Electric - 0.05%					Globus Medical Inc (a)	240,000		5,352
Calpine Corp (a)	6,714		148
					Henry Schein Inc (a)	9,318		1,083
ITC Holdings Corp	15,723		568		Hologic Inc (a)	12,204		318
			$716		IDEXX Laboratories Inc (a)	79,578		9,906
Electrical Components & Equipment - 1.40%					Intuitive Surgical Inc (a)	3,737		1,710
Acuity Brands Inc	104,762		11,237		Patterson Cos Inc	1,199		47
AMETEK Inc	179,565		8,743		ResMed Inc	14,746		763
Hubbell Inc	1,494		175		Sirona Dental Systems Inc (a)	166,846		13,380
			$20,155		St Jude Medical Inc	19,267		1,256
					Techne Corp	81,297		7,587
Electronics - 1.63%					Varian Medical Systems Inc (a)	11,053		908
Agilent Technologies Inc	7,526		422		Zimmer Holdings Inc	1,457		146
Allegion PLC	8,816		453					$51,234
Amphenol Corp	76,593		7,366
Avnet Inc	4,404		187		Healthcare - Services - 3.46%
FLIR Systems Inc	15,269		508		Acadia Healthcare Co Inc (a)	214,574		10,227
Gentex Corp/MI	12,737		368		Centene Corp (a)	9,042		652
Mettler-Toledo International Inc (a)	3,227		830		Cigna Corp	3,284		296
PerkinElmer Inc	3,354		155		Covance Inc (a)	8,642		725
Trimble Navigation Ltd (a)	343,597		10,617		DaVita HealthCare Partners Inc (a)	9,669		681
Tyco International Ltd	37,582		1,622		Envision Healthcare Holdings Inc (a)	156,875		5,608
Waters Corp (a)	8,913		922		HCA Holdings Inc (a)	4,861		318
			$23,450		HealthSouth Corp	229,720		8,805
					ICON PLC (a)	278,073		14,404
Engineering & Construction - 0.70%					Laboratory Corp of America Holdings (a)	5,265		546
Chicago Bridge & Iron Co NV ADR	10,435		619		Mednax Inc (a)	105,330		6,233
Fluor Corp	122,575		8,932		Premier Inc (a)	5,109		145
Foster Wheeler AG	15,632		515		Tenet Healthcare Corp (a)	15,408		813
			$10,066

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Services (continued)					Media (continued)
Universal Health Services Inc	3,079		$328		Charter Communications Inc (a)	7,247		$1,120
			$49,781		Discovery Communications Inc - A Shares (a)	20,965		1,786
					DISH Network Corp (a)	16,579		1,026
Home Builders - 0.03%					FactSet Research Systems Inc	103,385		12,419
NVR Inc (a)	407		458
					Nielsen NV	19,368		893
					Scripps Networks Interactive Inc	11,355		936
Home Furnishings - 0.06%					Sirius XM Holdings Inc (a)	251,907		851
Harman International Industries Inc	7,222		784		Starz (a)	14,309		408
Whirlpool Corp	856		122					$20,000

			$906		Metal Fabrication & Hardware - 0.00%
Housewares - 0.08%					Valmont Industries Inc	274		40
Newell Rubbermaid Inc	17,402		565
Toro Co	8,931		530		Mining - 0.03%
			$1,095		Compass Minerals International Inc	5,154		443
Insurance - 0.23%
American Financial Group Inc/OH	1,630		91		Miscellaneous Manufacturing - 1.98%
Aon PLC	23,815		2,009		Actuant Corp	240,042		7,749
Arthur J Gallagher & Co	15,518		698		AO Smith Corp	5,111		239
Erie Indemnity Co	3,831		281		AptarGroup Inc	127,512		7,791
Reinsurance Group of America Inc	3,010		242		Colfax Corp (a)	10,400		655
			$3,321		Crane Co	2,788		191
Internet - 2.13%					Donaldson Co Inc	12,007		466
CDW Corp/DE	13,620		421		Dover Corp	13,136		1,126
Equinix Inc (a)	5,283		1,133		Hexcel Corp (a)	15,476		576
Expedia Inc	11,112		883		Ingersoll-Rand PLC	3,603		212
F5 Networks Inc (a)	7,829		881		Leggett & Platt Inc	10,738		352
HomeAway Inc (a)	172,800		6,000		Pall Corp	10,141		786
IAC/InterActiveCorp	4,809		323		Parker Hannifin Corp	8,517		979
Liberty Interactive Corp (a)	22,415		629		Pentair PLC	2,093		134
Liberty Ventures (a)	7,815		541		Trinity Industries Inc	164,842		7,194
LinkedIn Corp (a)	9,528		1,721					$28,450
Netflix Inc (a)	5,475		2,314
Pandora Media Inc (a)	409,861		10,295		Office & Business Equipment - 0.03%
Rackspace Hosting Inc (a)	17,470		529		Pitney Bowes Inc	13,497		365
Splunk Inc (a)	10,798		508
TripAdvisor Inc (a)	11,587		1,099		Oil & Gas - 4.50%
Twitter Inc (a)	43,763		1,978		Atwood Oceanics Inc (a)	1,646		79
VeriSign Inc (a)	13,079		707		Cabot Oil & Gas Corp	38,386		1,265
Zillow Inc (a)	4,872		699		Cheniere Energy Inc (a)	21,758		1,540
			$30,661		Chesapeake Energy Corp	18,990		501
					Cimarex Energy Co	1,650		229
Leisure Products & Services - 1.16%					Cobalt International Energy Inc (a)	29,121		467
Harley-Davidson Inc	98,764		6,106		Concho Resources Inc (a)	60,523		8,521
Polaris Industries Inc	72,077		10,634		Continental Resources Inc/OK (a)	4,592		674
			$16,740		CVR Energy Inc	1,010		48
Lodging - 1.14%					EQT Corp	14,795		1,388
Hilton Worldwide Holdings Inc (a)	21,209		514		Helmerich & Payne Inc	65,352		6,944
Marriott International Inc/DE	191,928		12,420		HollyFrontier Corp	5,699		268
					Laredo Petroleum Inc (a)	10,698		290
MGM Resorts International (a)	4,969		133
					Murphy USA Inc (a)	3,408		168
Starwood Hotels & Resorts Worldwide Inc	9,142		703
Wyndham Worldwide Corp	13,398		1,012		Nabors Industries Ltd	4,616		125
Wynn Resorts Ltd	7,455		1,589		Noble Energy Inc	26,944		1,791
					Oasis Petroleum Inc (a)	10,833		579
			$16,371		Patterson-UTI Energy Inc	11,575		398
Machinery - Diversified - 1.91%					PBF Energy Inc	3,401		92
Flowserve Corp	14,735		1,091		QEP Resources Inc	2,791		92
Graco Inc	6,505		482		Range Resources Corp	82,525		6,239
IDEX Corp	8,239		625		Seadrill Ltd	16,563		601
Middleby Corp/The (a)	128,937		9,395		Seventy Seven Energy Inc (a)	1,356		30
Nordson Corp	6,904		519		SM Energy Co	7,025		552
Rockwell Automation Inc	113,568		12,681		Southwestern Energy Co (a)	312,641		12,687
Roper Industries Inc	4,929		710		Tesoro Corp	8,717		536
Wabtec Corp/DE	10,005		807		Ultra Petroleum Corp (a)	7,230		166
Xylem Inc/NY	14,296		504		Whiting Petroleum Corp (a)	207,767		18,386
Zebra Technologies Corp (a)	7,915		634					$64,656

			$27,448		Oil & Gas Services - 2.06%
Media - 1.39%					Cameron International Corp (a)	14,605		1,035
Cablevision Systems Corp	29,175		561		Core Laboratories NV	28,305		4,145

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas Services (continued)					Retail (continued)
Dresser-Rand Group Inc (a)	8,013		$477		Buffalo Wild Wings Inc (a)	51,363		$7,464
FMC Technologies Inc (a)	192,775		11,720		Burger King Worldwide Inc	15,966		421
Frank's International NV	2,365		55		CarMax Inc (a)	13,873		677
MRC Global Inc (a)	5,491		147		Chipotle Mexican Grill Inc (a)	3,340		2,246
Oceaneering International Inc	167,377		11,367		Coach Inc	29,051		1,004
RPC Inc	7,807		176		Dick's Sporting Goods Inc	201,571		8,573
Targa Resources Corp	3,472		443		Dillard's Inc	2,803		334
			$29,565		Dollar General Corp (a)	158,307		8,744
					Dollar Tree Inc (a)	146,521		7,981
Packaging & Containers - 0.24%					Domino's Pizza Inc	8,946		644
Ball Corp	14,904		913		Dunkin' Brands Group Inc	9,714		416
Crown Holdings Inc (a)	14,896		693
Owens-Illinois Inc (a)	14,934		466		Family Dollar Stores Inc	8,768		655
					Foot Locker Inc	2,738		130
Packaging Corp of America	10,802		715		Gap Inc/The	28,864		1,158
Sealed Air Corp	19,861		638		GNC Holdings Inc	14,368		471
			$3,425		Kate Spade & Co (a)	11,643		441
Pharmaceuticals - 4.94%					Kohl's Corp	1,798		96
Actavis PLC (a)	8,450		1,811		L Brands Inc	7,926		460
Alkermes PLC (a)	12,284		525		Macy's Inc	29,622		1,712
AmerisourceBergen Corp	24,418		1,878		MSC Industrial Direct Co Inc	7,294		622
Cardinal Health Inc	4,319		310		Nordstrom Inc	15,064		1,043
Catamaran Corp (a)	126,662		5,762		Nu Skin Enterprises Inc	9,241		542
Endo International PLC (a)	16,189		1,086		O'Reilly Automotive Inc (a)	200,352		30,053
Herbalife Ltd	8,795		461		Penske Automotive Group Inc	2,966		138
Jazz Pharmaceuticals PLC (a)	6,314		882		PetSmart Inc	9,129		622
Mallinckrodt PLC (a)	4,258		297		PVH Corp	110,097		12,130
Mead Johnson Nutrition Co	256,886		23,490		Rite Aid Corp (a)	59,605		399
Mylan Inc/PA (a)	40,304		1,990		Ross Stores Inc	22,729		1,464
Perrigo Co PLC	78,181		11,762		Signet Jewelers Ltd	5,844		595
Pharmacyclics Inc (a)	6,181		744		Tiffany & Co	119,006		11,616
Questcor Pharmaceuticals Inc	6,483		583		Tractor Supply Co	164,534		10,229
Quintiles Transnational Holdings Inc (a)	4,174		229		Ulta Salon Cosmetics & Fragrance Inc (a)	5,875		543
Salix Pharmaceuticals Ltd (a)	91,118		12,019		Urban Outfitters Inc (a)	297,085		10,615
Zoetis Inc	219,514		7,224		Williams-Sonoma Inc	217,332		14,576
			$71,053		World Fuel Services Corp	2,115		91
								$143,770
Pipelines - 0.05%
ONEOK Inc	11,542		744		Semiconductors - 3.27%
					Altera Corp	203,431		6,656
					Analog Devices Inc	14,810		735
Real Estate - 0.08%					Applied Materials Inc	83,479		1,750
CBRE Group Inc (a)	29,027		895		Atmel Corp (a)	65,993		541
Jones Lang LaSalle Inc	1,865		231		Avago Technologies Ltd	25,830		1,792
			$1,126		Freescale Semiconductor Ltd (a)	15,314		307
					IPG Photonics Corp (a)	88,973		5,992
REITS - 0.64%
Apartment Investment & Management Co	12,870		440		KLA-Tencor Corp	15,636		1,118
Boston Properties Inc	2,878		344		Lam Research Corp	5,873		411
Columbia Property Trust Inc	2,938		75		Linear Technology Corp	23,803		1,051
Crown Castle International Corp	33,876		2,513		Maxim Integrated Products Inc	26,834		786
Equity Lifestyle Properties Inc	9,305		412		Microchip Technology Inc	214,005		9,634
Extra Space Storage Inc	11,766		609		NVIDIA Corp	14,345		251
					ON Semiconductor Corp (a)	35,466		304
Federal Realty Investment Trust	4,558		556
Health Care REIT Inc	16,554		1,053		Skyworks Solutions Inc	284,271		14,430
NorthStar Realty Finance Corp	6,158		99		Teradyne Inc	3,375		61
Omega Healthcare Investors Inc	6,482		237		Xilinx Inc	26,928		1,108
Plum Creek Timber Co Inc	13,382		554					$46,927
Rayonier Inc	2,360		80		Shipbuilding - 0.04%
Tanger Factory Outlet Centers Inc	8,910		309		Huntington Ingalls Industries Inc	6,505		591
Ventas Inc	14,155		899
Vornado Realty Trust	6,610		701
Weyerhaeuser Co	9,630		301		Software - 6.73%
			$9,182		Activision Blizzard Inc	34,401		770
					Akamai Technologies Inc (a)	175,037		10,330
Retail - 10.00%					ANSYS Inc (a)	250,527		19,276
Advance Auto Parts Inc	7,543		914		athenahealth Inc (a)	3,978		495
AutoNation Inc (a)	11,403		608		Autodesk Inc (a)	18,303		976
AutoZone Inc (a)	3,479		1,799		Broadridge Financial Solutions Inc	12,455		503
Bed Bath & Beyond Inc (a)	9,153		579		Cerner Corp (a)	125,317		6,918
Best Buy Co Inc	13,556		403		Citrix Systems Inc (a)	15,603		1,057
Big Lots Inc	2,384		104		Concur Technologies Inc (a)	94,676		8,801
Brinker International Inc	10,221		458		Dun & Bradstreet Corp/The	2,072		228

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2014 (unaudited)

					Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Sector	Percent
					Consumer, Non-cyclical	28 .42%
Software (continued)					Consumer, Cyclical	19 .80%
Electronic Arts Inc (a)	24,076		$809		Industrial	14 .45%
Envestnet Inc (a)	115,452		5,035		Technology	10 .39%
Fidelity National Information Services Inc	4,611		260		Financial	7.03%
Fiserv Inc (a)	25,829		1,593		Energy	6.61%
Guidewire Software Inc (a)	201,310		8,153		Communications	6.18%
Informatica Corp (a)	17,192		545		Exchange Traded Funds	3.94%
Intuit Inc	30,626		2,510		Basic Materials	3.10%
Paychex Inc	29,545		1,212		Utilities	0.05%
PTC Inc (a)	18,595		669		Other Assets in Excess of Liabilities, Net	0.03%
Red Hat Inc (a)	229,051		13,312		TOTAL NET ASSETS	100.00%
ServiceNow Inc (a)	13,158		774
SolarWinds Inc (a)	29,393		1,209
Solera Holdings Inc	11,071		708
Tableau Software Inc (a)	6,010		391
Ultimate Software Group Inc/The (a)	68,973		9,305
Veeva Systems Inc (a)	5,931		141
Workday Inc (a)	8,554		717
			$96,697

Telecommunications - 2.42%
ARRIS Group Inc (a)	19,720		674
CommScope Holding Co Inc (a)	9,765		241
EchoStar Corp (a)	1,654		84
Fortinet Inc (a)	448,818		11,018
Harris Corp	2,943		201
Juniper Networks Inc	14,455		340
Level 3 Communications Inc (a)	19,681		866
Motorola Solutions Inc	7,920		504
NeuStar Inc (a)	206,670		5,758
SBA Communications Corp (a)	129,596		13,858
tw telecom inc (a)	12,599		513
Windstream Holdings Inc	66,075		757
			$34,814

Toys, Games & Hobbies - 0.06%
Hasbro Inc	8,968		448
Mattel Inc	11,218		397
			$845

Transportation - 1.80%
CH Robinson Worldwide Inc	13,558		915
Expeditors International of Washington Inc	21,178		914
JB Hunt Transport Services Inc	153,926		11,893
Kansas City Southern	7,780		848
Kirby Corp (a)	6,114		712
Landstar System Inc	7,190		475
Old Dominion Freight Line Inc (a)	156,801		9,954
Teekay Corp	3,274		182
			$25,893
TOTAL COMMON STOCKS			$1,380,412
INVESTMENT COMPANIES - 3.94%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 3.94%
BlackRock Liquidity Funds TempFund	32,599,540		32,600
Portfolio
Goldman Sachs Financial Square Funds -	23,368,246		23,368
Money Market Fund
JP Morgan Prime Money Market Fund	639,102		639
			$56,607
TOTAL INVESTMENT COMPANIES			$56,607
Total Investments			$1,437,019
Other Assets in Excess of Liabilities, Net - 0.03%			$363
TOTAL NET ASSETS - 100.00%			$1,437,382

(a) Non-Income Producing Security

See accompanying notes

		Schedule of Investments
MidCap Growth Fund III
July 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2014	Long	405	$56,920		$55,396	$(1,524)
Total						$(1,524)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2014 (unaudited)

COMMON STOCKS - 98.65%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.21%					Chemicals (continued)
Lamar Advertising Co	44,627		$2,238		Cabot Corp	40,769		$2,136
					Cytec Industries Inc	24,375		2,458
					Minerals Technologies Inc	23,442		1,362
Aerospace & Defense - 1.42%					NewMarket Corp	7,522		2,911
Alliant Techsystems Inc	21,657		2,814
B/E Aerospace Inc (a)	67,257		5,726		Olin Corp	53,710		1,427
Esterline Technologies Corp (a)	21,733		2,359		PolyOne Corp	63,986		2,428
					Rayonier Advanced Materials Inc	28,657		930
Exelis Inc	128,865		2,170		RPM International Inc	90,582		4,002
Triumph Group Inc	35,453		2,246		Sensient Technologies Corp	33,623		1,765
			$15,315		Valspar Corp/The	52,795		3,962
Agriculture - 0.08%								$31,854
Universal Corp/VA	15,788		820		Commercial Services - 5.37%
					Aaron's Inc	49,103		1,295
Airlines - 0.54%					Apollo Education Group Inc (a)	67,412		1,883
Alaska Air Group Inc	93,431		4,108		Civeo Corp	72,136		1,832
JetBlue Airways Corp (a)	155,354		1,666		Convergys Corp	68,982		1,338
			$5,774		CoreLogic Inc/United States (a)	62,433		1,698
					Corporate Executive Board Co	22,977		1,426
Apparel - 1.07%					Deluxe Corp	34,027		1,872
Carter's Inc	36,501		2,795		DeVry Education Group Inc	38,848		1,553
Deckers Outdoor Corp (a)	23,537		2,083
					FTI Consulting Inc (a)	27,772		1,026
Hanesbrands Inc	67,693		6,614		Gartner Inc (a)	61,335		4,197
			$11,492		Global Payments Inc	48,821		3,382
Automobile Manufacturers - 0.25%					HMS Holdings Corp (a)	59,597		1,097
Oshkosh Corp	57,742		2,669		Leidos Holdings Inc	43,206		1,596
					Live Nation Entertainment Inc (a)	96,746		2,245
					Manpowergroup Inc	54,128		4,216
Banks - 4.55%					Rent-A-Center Inc/TX	35,891		859
Associated Banc-Corp	108,397		1,942		Rollins Inc	43,678		1,236
BancorpSouth Inc	57,449		1,199		RR Donnelley & Sons Co	135,688		2,356
Bank of Hawaii Corp	30,204		1,727		SEI Investments Co	96,595		3,460
Cathay General Bancorp	50,337		1,288		Service Corp International/US	145,160		3,048
City National Corp/CA	32,505		2,446		Sotheby's	46,863		1,858
Commerce Bancshares Inc/MO	55,001		2,478		Towers Watson & Co	43,489		4,437
Cullen/Frost Bankers Inc	36,024		2,809		United Rentals Inc (a)	66,125		7,003
East West Bancorp Inc	97,477		3,320		WEX Inc (a)	26,342		2,843
First Horizon National Corp	160,832		1,895					$57,756
FirstMerit Corp	112,409		1,978
Fulton Financial Corp	128,461		1,457		Computers - 3.15%
Hancock Holding Co	55,937		1,815		3D Systems Corp (a)	69,493		3,484
International Bancshares Corp	38,696		981		Cadence Design Systems Inc (a)	196,811		3,312
PacWest Bancorp	65,148		2,715		Diebold Inc	43,912		1,655
Prosperity Bancshares Inc	40,767		2,370		DST Systems Inc	23,745		2,139
Signature Bank/New York NY (a)	33,989		3,888		Jack Henry & Associates Inc	57,480		3,354
SVB Financial Group (a)	33,878		3,693		Lexmark International Inc	42,328		2,033
Synovus Financial Corp	94,480		2,225		Mentor Graphics Corp	65,824		1,300
TCF Financial Corp	113,274		1,791		MICROS Systems Inc (a)	50,863		3,440
Trustmark Corp	45,846		1,056		NCR Corp (a)	114,139		3,533
Umpqua Holdings Corp	116,504		1,971		Riverbed Technology Inc (a)	109,137		1,953
Valley National Bancorp	136,281		1,306		Science Applications International Corp	27,729		1,158
Webster Financial Corp	61,398		1,760		Synopsys Inc (a)	105,189		3,973
Westamerica Bancorporation	17,884		855		VeriFone Systems Inc (a)	75,949		2,545
			$48,965					$33,879

Biotechnology - 0.86%					Consumer Products - 1.35%
Bio-Rad Laboratories Inc (a)	13,714		1,577		Church & Dwight Co Inc	92,393		5,930
Charles River Laboratories International Inc (a)	32,880		1,782		Jarden Corp (a)	81,566		4,559
Cubist Pharmaceuticals Inc (a)	51,192		3,118		Scotts Miracle-Gro Co/The	29,579		1,574
United Therapeutics Corp (a)	30,001		2,728		Tupperware Brands Corp	34,298		2,496
			$9,205					$14,559

Building Materials - 1.05%					Distribution & Wholesale - 1.43%
Eagle Materials Inc	34,022		3,090		Arrow Electronics Inc (a)	67,733		3,925
Fortune Brands Home & Security Inc	112,882		4,266		Ingram Micro Inc (a)	105,509		3,028
Lennox International Inc	30,737		2,622		LKQ Corp (a)	205,205		5,367
Louisiana-Pacific Corp (a)	95,941		1,299		Owens & Minor Inc	42,889		1,419
			$11,277		Watsco Inc	18,542		1,661
								$15,400
Chemicals - 2.96%
Albemarle Corp	54,076		3,317		Diversified Financial Services - 1.73%
Ashland Inc	49,270		5,156		CBOE Holdings Inc	58,451		2,833

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Diversified Financial Services (continued)					Food (continued)
Eaton Vance Corp	82,067		$2,883		WhiteWave Foods Co/The (a)	118,205		$3,521
Federated Investors Inc	64,305		1,815					$24,732
Janus Capital Group Inc	102,073		1,163
Raymond James Financial Inc	84,395		4,300		Forest Products & Paper - 0.15%
SLM Corp	287,407		2,546		Domtar Corp	44,168		1,587
Waddell & Reed Financial Inc	57,938		3,058
			$18,598		Gas - 1.72%
					Atmos Energy Corp	68,107		3,291
Electric - 2.58%					National Fuel Gas Co	57,109		3,935
Alliant Energy Corp	75,415		4,261
Black Hills Corp	30,339		1,599		ONE Gas Inc	35,333		1,272
					Questar Corp	119,065		2,648
Cleco Corp	41,033		2,287		UGI Corp	78,232		3,798
Great Plains Energy Inc	104,512		2,591
Hawaiian Electric Industries Inc	68,985		1,630		Vectren Corp	56,060		2,135
IDACORP Inc	34,197		1,831		WGL Holdings Inc	35,284		1,375
MDU Resources Group Inc	130,253		4,104					$18,454
OGE Energy Corp	135,375		4,867		Hand & Machine Tools - 0.75%
PNM Resources Inc	54,149		1,389		Kennametal Inc	53,409		2,258
Westar Energy Inc	87,624		3,158		Lincoln Electric Holdings Inc	54,673		3,633
			$27,717		Regal-Beloit Corp	30,678		2,156

Electrical Components & Equipment - 1.33%								$8,047
Acuity Brands Inc	29,374		3,151		Healthcare - Products - 3.89%
Belden Inc	29,641		2,013		Align Technology Inc (a)	48,836		2,647
Energizer Holdings Inc	41,923		4,811		Cooper Cos Inc/The	32,589		5,243
Hubbell Inc	36,608		4,281		Henry Schein Inc (a)	58,031		6,746
			$14,256		Hill-Rom Holdings Inc	38,899		1,533
					Hologic Inc (a)	187,843		4,897
Electronics - 2.58%					IDEXX Laboratories Inc (a)	34,877		4,341
Avnet Inc	94,085		3,983		ResMed Inc	95,397		4,936
FEI Co	28,726		2,200		Sirona Dental Systems Inc (a)	37,626		3,018
Gentex Corp/MI	99,190		2,867
Itron Inc (a)	26,732		962		STERIS Corp	40,168		2,044
Mettler-Toledo International Inc (a)	19,864		5,108		Techne Corp	22,634		2,112
					Teleflex Inc	28,121		3,030
National Instruments Corp	66,881		2,129		Thoratec Corp (a)	38,671		1,257
Tech Data Corp (a)	25,994		1,632
Trimble Navigation Ltd (a)	177,347		5,480					$41,804
Vishay Intertechnology Inc	92,217		1,358		Healthcare - Services - 2.21%
Woodward Inc	40,115		2,004		Community Health Systems Inc (a)	78,355		3,738
			$27,723		Covance Inc (a)	39,031		3,276
					Health Net Inc/CA (a)	54,523		2,246
Engineering & Construction - 0.73%					LifePoint Hospitals Inc (a)	30,237		2,169
AECOM Technology Corp (a)	67,470		2,290
					Mednax Inc (a)	67,563		3,998
Granite Construction Inc	24,720		805		Universal Health Services Inc	61,110		6,514
KBR Inc	100,061		2,067		WellCare Health Plans Inc (a)	29,824		1,860
URS Corp	46,883		2,685
			$7,847					$23,801

Entertainment - 0.77%					Home Builders - 0.93%
Bally Technologies Inc (a)	26,699		1,606		KB Home	61,158		997
					MDC Holdings Inc	26,551		716
Cinemark Holdings Inc	70,782		2,322		NVR Inc (a)	2,765		3,115
DreamWorks Animation SKG Inc (a)	48,905		978
					Thor Industries Inc	30,439		1,612
International Game Technology	167,911		2,843		Toll Brothers Inc (a)	108,765		3,556
International Speedway Corp	18,973		575
			$8,324					$9,996
					Home Furnishings - 0.21%
Environmental Control - 0.68%					Tempur Sealy International Inc (a)	41,331		2,261
Clean Harbors Inc (a)	37,591		2,166
MSA Safety Inc	21,580		1,118
Waste Connections Inc	84,261		3,989		Insurance - 4.63%
			$7,273		Alleghany Corp (a)	11,192		4,632
					American Financial Group Inc/OH	48,684		2,726
Food - 2.30%					Arthur J Gallagher & Co	106,794		4,806
Dean Foods Co	63,543		973		Aspen Insurance Holdings Ltd	44,479		1,780
Flowers Foods Inc	119,486		2,281		Brown & Brown Inc	80,815		2,487
Hain Celestial Group Inc (a)	34,068		2,913
					Everest Re Group Ltd	31,344		4,887
Hillshire Brands Co/The	83,401		5,235		First American Financial Corp	72,628		1,971
Ingredion Inc	50,702		3,733		Hanover Insurance Group Inc/The	29,951		1,731
Lancaster Colony Corp	13,195		1,153		HCC Insurance Holdings Inc	67,912		3,170
Post Holdings Inc (a)	29,881		1,342
SUPERVALU Inc (a)	134,433		1,233		Kemper Corp	34,610		1,198
					Mercury General Corp	24,667		1,214
Tootsie Roll Industries Inc	14,048		370		Old Republic International Corp	164,721		2,370
United Natural Foods Inc (a)	33,735		1,978
					Primerica Inc	36,992		1,705

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)					Miscellaneous Manufacturing (continued)
Protective Life Corp	53,600		$3,719		Trinity Industries Inc	105,312		$4,596
Reinsurance Group of America Inc	46,959		3,769					$28,229
RenaissanceRe Holdings Ltd	27,565		2,696
StanCorp Financial Group Inc	29,732		1,794		Office Furnishings - 0.21%
WR Berkley Corp	70,298		3,136		Herman Miller Inc	40,271		1,178
			$49,791		HNI Corp	30,659		1,083
								$2,261
Internet - 1.37%
AOL Inc (a)	54,342		2,095		Oil & Gas - 2.93%
					Atwood Oceanics Inc (a)	39,332		1,894
Conversant Inc (a)	42,813		1,000
					Bill Barrett Corp (a)	33,785		811
Equinix Inc (a)	33,870		7,266
Rackspace Hosting Inc (a)	79,196		2,399		Energen Corp	49,477		4,039
					Gulfport Energy Corp (a)	58,073		3,102
TIBCO Software Inc (a)	103,988		2,007
			$14,767		HollyFrontier Corp	135,064		6,349
					Murphy USA Inc (a)	30,196		1,492
Iron & Steel - 1.44%					Patterson-UTI Energy Inc	98,229		3,374
Carpenter Technology Corp	36,092		1,954		Rosetta Resources Inc (a)	41,764		2,133
Cliffs Natural Resources Inc	104,133		1,817		SM Energy Co	45,586		3,580
Commercial Metals Co	80,041		1,380		Unit Corp (a)	29,995		1,900
Reliance Steel & Aluminum Co	52,829		3,606		WPX Energy Inc (a)	137,422		2,827
Steel Dynamics Inc	162,656		3,450					$31,501
United States Steel Corp	98,369		3,294
			$15,501		Oil & Gas Services - 2.08%
					CARBO Ceramics Inc	13,506		1,682
Leisure Products & Services - 0.94%					Dresser-Rand Group Inc (a)	51,989		3,094
Brunswick Corp/DE	63,034		2,542		Dril-Quip Inc (a)	27,656		2,787
Life Time Fitness Inc (a)	25,561		1,006		Helix Energy Solutions Group Inc (a)	66,724		1,697
Polaris Industries Inc	44,791		6,608		NOW Inc/DE (a)	72,934		2,348
			$10,156		Oceaneering International Inc	73,420		4,986
					Oil States International Inc (a)	36,068		2,210
Machinery - Construction & Mining - 0.24%					Superior Energy Services Inc	106,456		3,577
Terex Corp	74,982		2,588					$22,381

					Packaging & Containers - 1.35%
Machinery - Diversified - 1.97%					Greif Inc - Class A	20,741		1,041
AGCO Corp	59,381		2,892
Graco Inc	41,207		3,056		Packaging Corp of America	66,837		4,422
					Rock-Tenn Co	48,791		4,851
IDEX Corp	54,805		4,155		Silgan Holdings Inc	29,811		1,467
Nordson Corp	40,682		3,058
Wabtec Corp/DE	65,566		5,290		Sonoco Products Co	69,376		2,716
Zebra Technologies Corp (a)	34,323		2,748					$14,497
			$21,199		Pharmaceuticals - 1.98%
					Endo International PLC (a)	95,229		6,388
Media - 1.08%					Mallinckrodt PLC (a)	39,753		2,768
AMC Networks Inc (a)	40,178		2,405
					Omnicare Inc	67,318		4,207
FactSet Research Systems Inc	26,768		3,216		Salix Pharmaceuticals Ltd (a)	43,106		5,686
John Wiley & Sons Inc	31,834		1,913		VCA Inc (a)	60,029		2,239
Meredith Corp	25,157		1,155
New York Times Co/The	85,807		1,072					$21,288
Time Inc (a)	75,854		1,828		Publicly Traded Investment Fund - 0.70%
			$11,589		iShares Core S&P Mid-Cap ETF	54,825		7,498

Metal Fabrication & Hardware - 0.69%
Timken Co/The	52,106		2,308		Real Estate - 0.45%
TimkenSteel Corp	26,053		1,134		Alexander & Baldwin Inc	29,150		1,113
Valmont Industries Inc	18,275		2,661		Jones Lang LaSalle Inc	30,295		3,747
Worthington Industries Inc	35,383		1,354					$4,860

			$7,457		REITS - 9.07%
Mining - 0.49%					Alexandria Real Estate Equities Inc	48,707		3,828
Compass Minerals International Inc	22,796		1,961		American Campus Communities Inc	71,317		2,776
Royal Gold Inc	44,169		3,338		BioMed Realty Trust Inc	130,867		2,814
			$5,299		Camden Property Trust	58,168		4,209
					Corporate Office Properties Trust	59,555		1,690
Miscellaneous Manufacturing - 2.63%					Corrections Corp of America	79,106		2,549
AO Smith Corp	51,740		2,416		Duke Realty Corp	223,987		4,030
AptarGroup Inc	44,496		2,719		Equity One Inc	43,044		999
Carlisle Cos Inc	43,566		3,486		Extra Space Storage Inc	74,877		3,873
CLARCOR Inc	34,274		2,033		Federal Realty Investment Trust	45,732		5,584
Crane Co	33,600		2,305		Highwoods Properties Inc	61,265		2,577
Donaldson Co Inc	89,407		3,468		Home Properties Inc	38,838		2,555
Harsco Corp	54,889		1,387		Hospitality Properties Trust	101,794		2,908
ITT Corp	62,338		2,866		Kilroy Realty Corp	55,892		3,456
SPX Corp	29,786		2,953		LaSalle Hotel Properties	70,741		2,461

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					Shipbuilding - 0.28%
Liberty Property Trust	100,404		$3,531		Huntington Ingalls Industries Inc	33,384		$3,035
Mack-Cali Realty Corp	60,270		1,272
Mid-America Apartment Communities Inc	50,991		3,565
National Retail Properties Inc	83,745		2,979		ACI Software Worldwide - 3.16% Inc (a)	77,344		1,449
Omega Healthcare Investors Inc	85,682		3,131		Acxiom Corp (a)	52,314		958
Potlatch Corp	27,594		1,140		Advent Software Inc	27,640		897
Rayonier Inc	85,972		2,928		Allscripts Healthcare Solutions Inc (a)	108,591		1,729
Realty Income Corp	150,537		6,481		ANSYS Inc (a)	62,992		4,847
Regency Centers Corp	62,774		3,412		Broadridge Financial Solutions Inc	82,032		3,312
Senior Housing Properties Trust	138,491		3,166		CommVault Systems Inc (a)	30,153		1,448
SL Green Realty Corp	64,880		6,994		Compuware Corp	149,338		1,359
Taubman Centers Inc	43,006		3,164		Concur Technologies Inc (a)	32,482		3,020
UDR Inc	170,923		4,970		Fair Isaac Corp	23,298		1,331
Washington Prime Group Inc	105,593		1,995		Informatica Fair Isaac Corp Corp (a)	74,637		2,368
Weingarten Realty Investors	76,404		2,514		MSCI Inc (a)	79,336		3,590
			$97,551		PTC Inc (a)	80,637		2,900
Retail - 5.81%					SolarWinds Inc (a)	44,589		1,834
Abercrombie & Fitch Co	49,476		1,946		Solera Holdings Inc	46,770		2,993
Advance Auto Parts Inc	49,595		6,006					$34,035
American Eagle Outfitters Inc	116,302		1,240
ANN Inc (a)	31,833		1,170		Telecommunications - 2.18%
Ascena Retail Group Inc (a)	87,918		1,412		ADTRAN Inc	38,352		853
					ARRIS Group Inc (a)	81,109		2,771
Big Lots Inc	37,711		1,650		Ciena Corp (a)	71,398		1,394
Brinker International Inc	44,154		1,980		Fortinet Inc (a)	93,118		2,286
Cabela's Inc (a)	31,865		1,860
					InterDigital Inc/PA	27,500		1,212
Cheesecake Factory Inc/The	31,236		1,339		JDS Uniphase Corp (a)	159,556		1,894
Chico's FAS Inc	104,174		1,647		Knowles Corp (a)	57,805		1,681
Copart Inc (a)	76,261		2,546
					NeuStar Inc (a)	40,950		1,141
CST Brands Inc	51,407		1,719		Plantronics Inc	28,925		1,359
Dick's Sporting Goods Inc	67,533		2,872		Polycom Inc (a)	93,914		1,204
Domino's Pizza Inc	37,817		2,723		RF Micro Devices Inc (a)	194,525		2,171
Foot Locker Inc	99,127		4,712		Telephone & Data Systems Inc	67,275		1,682
Guess? Inc	40,566		1,055		tw telecom inc (a)	93,762		3,820
HSN Inc	22,791		1,274
JC Penney Co Inc (a)	207,189		1,943					$23,468
Kate Spade & Co (a)	86,027		3,254		Transportation - 2.05%
MSC Industrial Direct Co Inc	32,199		2,746		Con-way Inc	38,785		1,914
Office Depot Inc (a)	330,804		1,657		Genesee & Wyoming Inc (a)	34,675		3,458
Panera Bread Co (a)	17,739		2,613		JB Hunt Transport Services Inc	62,177		4,804
Signet Jewelers Ltd	54,522		5,550		Kirby Corp (a)	38,738		4,511
Wendy's Co/The	179,539		1,463		Landstar System Inc	30,559		2,021
Williams-Sonoma Inc	59,508		3,991		Old Dominion Freight Line Inc (a)	47,446		3,012
World Fuel Services Corp	48,931		2,102		Tidewater Inc	33,681		1,592
			$62,470		Werner Enterprises Inc	30,926		760

Savings & Loans - 0.84%								$22,072
Astoria Financial Corp	57,446		740		Trucking & Leasing - 0.18%
First Niagara Financial Group Inc	240,610		2,069		GATX Corp	31,297		1,940
New York Community Bancorp Inc	300,919		4,779
Washington Federal Inc	68,884		1,444
			$9,032		Water - 0.27%
					Aqua America Inc	120,366		2,862
Semiconductors - 2.78%
Advanced Micro Devices Inc (a)	440,332		1,722		TOTAL COMMON STOCKS			$1,060,804
Atmel Corp (a)	286,168		2,347		INVESTMENT COMPANIES - 1.28%	Shares Held	Value	(000	's)
Cree Inc (a)	82,894		3,915
Cypress Semiconductor Corp (a)	98,643		997		Publicly Traded Investment Fund - 1.28%
Fairchild Semiconductor International Inc (a)	84,927		1,293		BlackRock Liquidity Funds FedFund Portfolio	13,738,919		13,739
Integrated Device Technology Inc (a)	92,356		1,326
International Rectifier Corp (a)	48,450		1,204		TOTAL INVESTMENT COMPANIES			$13,739
Intersil Corp	87,541		1,123		Total Investments			$1,074,543
Rovi Corp (a)	64,398		1,505		Other Assets in Excess of Liabilities, Net - 0.07%			$763
Semtech Corp (a)	45,736		1,021		TOTAL NET ASSETS - 100.00%			$1,075,306
Silicon Laboratories Inc (a)	27,176		1,107
Skyworks Solutions Inc	128,885		6,542
SunEdison Inc (a)	167,302		3,346		(a) Non-Income Producing Security
Teradyne Inc	132,054		2,406
			$29,854

See accompanying notes

		Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		21 .27%
Consumer, Non-cyclical		18 .04%
Industrial		17 .93%
Consumer, Cyclical		12 .16%
Technology		9.09%
Basic Materials		5.04%
Energy		5.01%
Communications		4.84%
Utilities		4.57%
Exchange Traded Funds		1.98%
Other Assets in Excess of Liabilities, Net		0.07%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2014	Long	101	$14,200		$13,815	$(385)
Total						$(385)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2014 (unaudited)

COMMON STOCKS - 96.12%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.09%					Building Materials - 1.30%
Interpublic Group of Cos Inc/The	71,409		$1,408		Armstrong World Industries Inc (a)	172,647		$8,404
					Fortune Brands Home & Security Inc	128,300		4,848
					Louisiana-Pacific Corp (a)	402,718		5,453
Aerospace & Defense - 1.21%					Owens Corning Inc	40,472		1,378
Alliant Techsystems Inc	9,528		1,238		Vulcan Materials Co	13,328		842
Exelis Inc	71,015		1,196
L-3 Communications Holdings Inc	17,217		1,808					$20,925
Rockwell Collins Inc	1,535		112		Chemicals - 2.67%
Triumph Group Inc	238,600		15,115		Albemarle Corp	4,913		301
			$19,469		Ashland Inc	5,418		567
					Cabot Corp	6,281		329
Agriculture - 0.42%					Celanese Corp	212,673		12,380
Bunge Ltd	85,709		6,757		CF Industries Holdings Inc	36,676		9,181
					Cytec Industries Inc	11,264		1,136
Airlines - 0.92%					Eastman Chemical Co	1,396		110
Alaska Air Group Inc	14,010		616		Huntsman Corp	35,615		928
Copa Holdings SA	740		112		Mosaic Co/The	86,032		3,967
Southwest Airlines Co	70,615		1,997		Rayonier Advanced Materials Inc	3,908		127
United Continental Holdings Inc (a)	261,782		12,145		Rockwood Holdings Inc	34,628		2,733
			$14,870		RPM International Inc	1,010		45
					Sigma-Aldrich Corp	4,587		461
Automobile Manufacturers - 0.14%					Valspar Corp/The	144,601		10,852
Ford Motor Co	16,510		281		Westlake Chemical Corp	560		49
General Motors Co	24,550		830					$43,166
Oshkosh Corp	6,093		282
PACCAR Inc	15,200		946		Coal - 0.29%
			$2,339		Consol Energy Inc	71,428		2,772
					Peabody Energy Corp	123,558		1,875
Automobile Parts & Equipment - 0.24%								$4,647
Lear Corp	12,681		1,194
TRW Automotive Holdings Corp (a)	22,343		2,286		Commercial Services - 2.03%
Visteon Corp (a)	3,292		314		Aaron's Inc	5,462		144
			$3,794		ADT Corp/The	25,660		893
					Apollo Education Group Inc (a)	74,649		2,085
Banks - 5.14%					Booz Allen Hamilton Holding Corp	20,990		467
Associated Banc-Corp	35,446		635		Cintas Corp	2,078		130
Bank of Hawaii Corp	18,084		1,034		CoreLogic Inc/United States (a)	14,708		400
BankUnited Inc	37,674		1,177		DeVry Education Group Inc	11,688		467
BB&T Corp	14,230		527		Equifax Inc	3,845		293
BOK Financial Corp	8,067		535		Genpact Ltd (a)	17,295		305
CIT Group Inc	36,243		1,780		Global Payments Inc	91,888		6,365
City National Corp/CA	1,881		142		Hertz Global Holdings Inc (a)	412,180		11,632
Comerica Inc	51,421		2,584		KAR Auction Services Inc	8,631		253
Cullen/Frost Bankers Inc	12,568		980		Leidos Holdings Inc	6,764		250
East West Bancorp Inc	40,368		1,374		Live Nation Entertainment Inc (a)	7,340		170
Fifth Third Bancorp	728,978		14,930		Manpowergroup Inc	23,393		1,822
First Republic Bank/CA	19,112		893		Quanta Services Inc (a)	10,929		366
Fulton Financial Corp	86,673		983		RR Donnelley & Sons Co	132,818		2,305
Huntington Bancshares Inc/OH	1,296,517		12,732		Service Corp International/US	62,966		1,322
KeyCorp	216,537		2,932		Total System Services Inc	3,616		116
M&T Bank Corp	139,921		17,000		Towers Watson & Co	30,055		3,066
Northern Trust Corp	52,465		3,509					$32,851
PacWest Bancorp	6,968		290
Popular Inc (a)	91,403		2,916		Computers - 1.53%
Regions Financial Corp	227,949		2,311		Brocade Communications Systems Inc	175,281		1,614
Signature Bank/New York NY (a)	64,128		7,336		Computer Sciences Corp	42,216		2,634
SunTrust Banks Inc	150,050		5,710		Diebold Inc	800		30
SVB Financial Group (a)	2,765		301		DST Systems Inc	8,546		770
Synovus Financial Corp	120		3		Hewlett-Packard Co	57,320		2,041
TCF Financial Corp	490		8		Lexmark International Inc	18,803		903
Zions Bancorporation	12,959		373		MICROS Systems Inc (a)	2,009		136
			$82,995		NCR Corp (a)	10,282		318
					NetApp Inc	255,688		9,931
Beverages - 0.40%					SanDisk Corp	8,065		740
Constellation Brands Inc (a)	50,983		4,245
					Science Applications International Corp	862		36
Molson Coors Brewing Co	31,994		2,160		Synopsys Inc (a)	10,567		399
			$6,405		Teradata Corp (a)	17,855		753
Biotechnology - 0.04%					VeriFone Systems Inc (a)	5,500		184
Bio-Rad Laboratories Inc (a)	2,151		247		Western Digital Corp	42,417		4,235
Charles River Laboratories International Inc (a)	6,590		357					$24,724
Myriad Genetics Inc (a)	962		35
			$639

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Consumer Products - 0.04%					Electronics (continued)
Avery Dennison Corp	6,419		$303		AVX Corp	29,753		$405
Jarden Corp (a)	6,089		340		FLIR Systems Inc	4,532		151
			$643		Garmin Ltd	8,810		485
					Gentex Corp/MI	50,697		1,465
Cosmetics & Personal Care - 0.04%					Jabil Circuit Inc	53,344		1,064
Avon Products Inc	51,151		675		PerkinElmer Inc	35,413		1,637
					Tech Data Corp (a)	8,306		522
Distribution & Wholesale - 0.68%					Tyco International Ltd	5,190		224
Arrow Electronics Inc (a)	31,767		1,841		Vishay Intertechnology Inc	14,068		207
Fossil Group Inc (a)	69,282		6,789					$25,908
Genuine Parts Co	842		70
Ingram Micro Inc (a)	65,405		1,877		Engineering & Construction - 0.23%
					AECOM Technology Corp (a)	40,977		1,391
WESCO International Inc (a)	4,635		364
					Fluor Corp	4,184		305
			$10,941		Jacobs Engineering Group Inc (a)	9,120		463
Diversified Financial Services - 4.63%					KBR Inc	60,458		1,249
Ameriprise Financial Inc	29,161		3,487		URS Corp	4,660		267
Blackhawk Network Holdings Inc (a)	13,655		381					$3,675
E*Trade Financial Corp (a)	30,031		631
					Entertainment - 0.07%
FNF Group	19,203		521		Dolby Laboratories Inc (a)	4,936		220
FNFV Group (a)	9,609		157
					Gaming and Leisure Properties Inc	18,733		631
Interactive Brokers Group Inc - A Shares	4,866		112		Penn National Gaming Inc (a)	13,050		137
Intercontinental Exchange Inc	3,982		765
Invesco Ltd	429,874		16,177		Regal Entertainment Group	6,297		122
Legg Mason Inc	57,480		2,727					$1,110
NASDAQ OMX Group Inc/The	310,760		13,111		Environmental Control - 0.05%
Navient Corp	740,180		12,732		Covanta Holding Corp	6,597		135
Raymond James Financial Inc	253,007		12,890		Republic Services Inc	17,940		680
Santander Consumer USA Holdings Inc	28,820		552					$815
SLM Corp	1,183,590		10,487
TD Ameritrade Holding Corp	3,503		113		Food - 2.90%
			$74,843		Campbell Soup Co	20,981		873
					ConAgra Foods Inc	26,902		811
Electric - 6.21%					Hain Celestial Group Inc (a)	438		37
AES Corp/VA	580,949		8,488		Ingredion Inc	111,209		8,189
Alliant Energy Corp	8,495		480		JM Smucker Co/The	7,259		723
Ameren Corp	192,381		7,397		Kroger Co/The	233,263		11,425
Calpine Corp (a)	438,917		9,674		Pilgrim's Pride Corp (a)	5,672		159
CMS Energy Corp	41,724		1,207		Pinnacle Foods Inc	16,048		483
Consolidated Edison Inc	44,648		2,504		Safeway Inc	96,806		3,336
DTE Energy Co	10,698		790		Tyson Foods Inc	405,520		15,089
Edison International	244,390		13,393		Whole Foods Market Inc	147,695		5,645
Entergy Corp	33,009		2,404					$46,770
Exelon Corp	52,680		1,637
FirstEnergy Corp	568,400		17,739		Forest Products & Paper - 0.13%
Great Plains Energy Inc	6,400		159		Domtar Corp	7,060		254
Integrys Energy Group Inc	4,872		319		International Paper Co	26,164		1,243
MDU Resources Group Inc	69,600		2,193		MeadWestvaco Corp	15,786		659
					Veritiv Corp (a)	500		20
Northeast Utilities	53,983		2,370
NRG Energy Inc	48,329		1,497					$2,176
OGE Energy Corp	12,407		446		Gas - 1.70%
Pepco Holdings Inc	19,336		519		AGL Resources Inc	9,187		474
PG&E Corp	78,444		3,504		Atmos Energy Corp	82,200		3,972
Pinnacle West Capital Corp	17,542		938		CenterPoint Energy Inc	82,547		2,007
PPL Corp	50,330		1,660		National Fuel Gas Co	11,231		774
Public Service Enterprise Group Inc	67,233		2,365		NiSource Inc	19,045		718
SCANA Corp	148,724		7,567		ONE Gas Inc	452		16
TECO Energy Inc	34,456		602		Questar Corp	106,770		2,374
Westar Energy Inc	9,870		356		Sempra Energy	147,755		14,733
Wisconsin Energy Corp	18,897		824		UGI Corp	16,616		807
Xcel Energy Inc	303,694		9,353		Vectren Corp	43,780		1,668
			$100,385					$27,543

Electrical Components & Equipment - 0.56%					Hand & Machine Tools - 0.27%
Energizer Holdings Inc	74,073		8,501		Kennametal Inc	13,133		555
General Cable Corp	6,256		139		Lincoln Electric Holdings Inc	5,472		364
Hubbell Inc	3,364		393		Regal-Beloit Corp	4,813		338
			$9,033		Snap-on Inc	3,383		407
Electronics - 1.60%					Stanley Black & Decker Inc	31,325		2,739
Agilent Technologies Inc	320,011		17,949					$4,403
Avnet Inc	42,491		1,799

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products - 2.53%					Insurance (continued)
Alere Inc (a)	3,267		$131		Hanover Insurance Group Inc/The	13,718		$793
Boston Scientific Corp (a)	463,608		5,925		Hartford Financial Services Group Inc/The	101,264		3,459
CareFusion Corp (a)	37,703		1,651		HCC Insurance Holdings Inc	6,930		323
CR Bard Inc	54,641		8,154		Kemper Corp	30,290		1,048
DENTSPLY International Inc	7,033		326		Lincoln National Corp	503,975		26,403
Edwards Lifesciences Corp (a)	6,410		579		Loews Corp	37,044		1,561
Hill-Rom Holdings Inc	8,628		340		Markel Corp (a)	841		532
Hologic Inc (a)	157,823		4,114		MBIA Inc (a)	131,416		1,259
Hospira Inc	51,251		2,843		Mercury General Corp	4,890		241
Intuitive Surgical Inc (a)	100		46		Old Republic International Corp	235,621		3,390
Patterson Cos Inc	8,080		315		PartnerRe Ltd	10,248		1,070
QIAGEN NV (a)	62,941		1,538		Progressive Corp/The	63,396		1,486
St Jude Medical Inc	7,333		478		Protective Life Corp	6,458		448
Teleflex Inc	15,200		1,637		Reinsurance Group of America Inc	8,178		657
Zimmer Holdings Inc	128,346		12,844		RenaissanceRe Holdings Ltd	56,635		5,539
			$40,921		StanCorp Financial Group Inc	29,532		1,782
					Torchmark Corp	14,125		744
Healthcare - Services - 3.74%					Unum Group	270,762		9,295
Cigna Corp	289,940		26,106		Validus Holdings Ltd	322,507		11,781
Community Health Systems Inc (a)	6,921		330
DaVita HealthCare Partners Inc (a)	20,204		1,423		Voya Financial Inc	384,154		14,252
HCA Holdings Inc (a)	75,683		4,943		White Mountains Insurance Group Ltd	628		380
Health Net Inc/CA (a)	8,330		343		WR Berkley Corp	6,960		310
					XL Group PLC	416,511		13,428
Humana Inc	44,362		5,219					$144,176
Laboratory Corp of America Holdings (a)	89,652		9,296
LifePoint Hospitals Inc (a)	4,685		336		Internet - 1.88%
Mednax Inc (a)	3,715		220		AOL Inc (a)	116,105		4,476
Premier Inc (a)	7,030		199		Expedia Inc	88,693		7,044
Quest Diagnostics Inc	43,537		2,660		IAC/InterActiveCorp	4,519		304
Tenet Healthcare Corp (a)	146,904		7,752		Liberty Interactive Corp (a)	388,172		10,888
Universal Health Services Inc	5,007		534		Symantec Corp	81,378		1,925
WellPoint Inc	9,240		1,015		TIBCO Software Inc (a)	296,826		5,729
			$60,376					$30,366

Holding Companies - Diversified - 0.03%					Iron & Steel - 0.96%
Leucadia National Corp	18,501		457		Allegheny Technologies Inc	6,757		254
					Nucor Corp	19,573		983
					Reliance Steel & Aluminum Co	105,493		7,200
Home Builders - 0.74%					Steel Dynamics Inc	334,233		7,089
DR Horton Inc	17,511		362
Lennar Corp	10,097		366					$15,526
NVR Inc (a)	1,130		1,273		Leisure Products & Services - 0.19%
Pulte Group Inc	25,750		454		Royal Caribbean Cruises Ltd	51,130		3,050
Toll Brothers Inc (a)	288,825		9,442

			$11,897		Lodging - 1.33%
Home Furnishings - 0.13%					Choice Hotels International Inc	3,377		158
Whirlpool Corp	14,901		2,126		Hyatt Hotels Corp (a)	4,083		240
					Marriott International Inc/DE	2,692		174
					MGM Resorts International (a)	301,732		8,099
Housewares - 0.03%					Starwood Hotels & Resorts Worldwide Inc	166,602		12,802
Newell Rubbermaid Inc	15,928		517					$21,473

Insurance - 8.92%					Machinery - Construction & Mining - 0.58%
Aflac Inc	17,810		1,064		Joy Global Inc	42,664		2,529
Alleghany Corp (a)	1,024		424		Terex Corp	199,951		6,900
Allied World Assurance Co Holdings AG	65,985		2,376					$9,429
American Financial Group Inc/OH	6,249		350		Machinery - Diversified - 0.22%
American National Insurance Co	7,514		819		AGCO Corp	46,437		2,262
Aon PLC	44,313		3,739		Babcock & Wilcox Co/The	15,640		485
Arch Capital Group Ltd (a)	9,427		504		IDEX Corp	553		42
Arthur J Gallagher & Co	200,098		9,004		Roper Industries Inc	3,699		533
Aspen Insurance Holdings Ltd	20,721		829		Xylem Inc/NY	5,218		184
Assurant Inc	65,298		4,137					$3,506
Assured Guaranty Ltd	98,469		2,198
Axis Capital Holdings Ltd	7,577		327		Media - 2.20%
Cincinnati Financial Corp	11,467		528		AMC Networks Inc (a)	146,425		8,766
CNA Financial Corp	2,643		99		Cablevision Systems Corp	73,795		1,418
Endurance Specialty Holdings Ltd	8,011		424		DIRECTV (a)	17,640		1,518
Erie Indemnity Co	2,370		174		DISH Network Corp (a)	5,879		364
Everest Re Group Ltd	76,884		11,987		Gannett Co Inc	32,922		1,077
Genworth Financial Inc (a)	382,564		5,012		Graham Holdings Co	466		320

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Media (continued)					Oil & Gas (continued)
John Wiley & Sons Inc	18,703		$1,124		Unit Corp (a)	46,218		$2,928
Liberty Media Corp - A shares (a)	96,387		4,535		Whiting Petroleum Corp (a)	7,373		652
Liberty Media Corp - C shares (a)	193,682		9,103		WPX Energy Inc (a)	36,892		759
News Corp (a)	33,823		597					$90,726
Nielsen NV	7,362		339
Scripps Networks Interactive Inc	61,084		5,034		Oil & Gas Services - 1.41%
					Cameron International Corp (a)	183,444		13,009
Starz (a)	1,309		37
Time Warner Cable Inc	9,073		1,317		Frank's International NV	5,300		123
					MRC Global Inc (a)	5,757		154
			$35,549		NOW Inc/DE (a)	10,333		333
Metal Fabrication & Hardware - 0.76%					Oil States International Inc (a)	132,531		8,123
Timken Co/The	163,091		7,225		Superior Energy Services Inc	32,614		1,095
TimkenSteel Corp	108,700		4,729					$22,837
Valmont Industries Inc	2,647		386
			$12,340		Packaging & Containers - 1.30%
					Ball Corp	31,616		1,937
Mining - 0.96%					Bemis Co Inc	17,361		677
Alcoa Inc	411,385		6,742		Crown Holdings Inc (a)	39,680		1,847
Newmont Mining Corp	340,742		8,489		Owens-Illinois Inc (a)	59,448		1,854
Royal Gold Inc	4,631		350		Packaging Corp of America	166,224		10,997
			$15,581		Rock-Tenn Co	5,130		510
					Sealed Air Corp	42,269		1,358
Miscellaneous Manufacturing - 3.25%					Silgan Holdings Inc	15,270		752
AO Smith Corp	17,414		813		Sonoco Products Co	27,546		1,078
AptarGroup Inc	5,223		319					$21,010
Carlisle Cos Inc	81,005		6,482
Crane Co	120,177		8,245		Pharmaceuticals - 2.27%
Donaldson Co Inc	1,298		50		Cardinal Health Inc	313,696		22,476
Dover Corp	4,654		399		Endo International PLC (a)	152,469		10,228
Harsco Corp	36,443		921		Express Scripts Holding Co (a)	5,070		353
Ingersoll-Rand PLC	25,378		1,492		Mallinckrodt PLC (a)	3,226		225
ITT Corp	262,365		12,061		Omnicare Inc	30,520		1,907
Leggett & Platt Inc	7,245		238		Perrigo Co PLC	6,218		935
Parker Hannifin Corp	36,217		4,163		Quintiles Transnational Holdings Inc (a)	3,088		170
Pentair PLC	12,214		783		VCA Inc (a)	9,361		349
SPX Corp	32,150		3,187					$36,643
Textron Inc	363,912		13,236
Trinity Industries Inc	3,743		163		Pipelines - 0.02%
			$52,552		ONEOK Inc	5,866		378

Office & Business Equipment - 1.10%
Pitney Bowes Inc	12,192		330		Real Estate - 0.49%
					Alexander & Baldwin Inc	2,490		95
Xerox Corp	1,313,097		17,412		CBRE Group Inc (a)	57,370		1,769
			$17,742		Forest City Enterprises Inc (a)	66,559		1,276
Oil & Gas - 5.62%					Jones Lang LaSalle Inc	31,016		3,837
Atwood Oceanics Inc (a)	5,190		250		Realogy Holdings Corp (a)	13,800		507
Chesapeake Energy Corp	655,797		17,293		WP Carey Inc	6,799		447
Cimarex Energy Co	109,280		15,192					$7,931
Denbury Resources Inc	159,791		2,708
Devon Energy Corp	25,891		1,955		REITS - 8.14%
Energen Corp	7,722		630		Alexandria Real Estate Equities Inc	21,942		1,725
Helmerich & Payne Inc	3,222		342		American Campus Communities Inc	7,118		277
HollyFrontier Corp	46,784		2,199		American Capital Agency Corp	88,557		2,048
Kosmos Energy Ltd (a)	3,660		35		American Realty Capital Properties Inc	113,210		1,484
Laredo Petroleum Inc (a)	2,311		63		Annaly Capital Management Inc	320,296		3,556
					Apartment Investment & Management Co	14,430		493
Marathon Petroleum Corp	7,737		646		AvalonBay Communities Inc	94,788		14,036
Murphy Oil Corp	36,235		2,252
Murphy USA Inc (a)	4,801		238		BioMed Realty Trust Inc	23,935		514
Nabors Industries Ltd	79,104		2,148		Boston Properties Inc	12,947		1,547
Newfield Exploration Co (a)	305,491		12,311		Brixmor Property Group Inc	256,010		5,799
					Camden Property Trust	118,404		8,568
Noble Energy Inc	7,099		472		CBL & Associates Properties Inc	40,860		764
Patterson-UTI Energy Inc	94,236		3,237
PBF Energy Inc	4,894		133		Chimera Investment Corp	538,698		1,707
QEP Resources Inc	138,672		4,584		Columbia Property Trust Inc	12,666		323
Quicksilver Resources Inc (a)	12,337		23		CommonWealth REIT	12,647		340
Rowan Cos PLC	36,969		1,128		Corporate Office Properties Trust	12,333		350
SandRidge Energy Inc (a)	52,046		310		Corrections Corp of America	22,860		737
					DDR Corp	536,965		9,418
Seadrill Ltd	14,909		541		Digital Realty Trust Inc (b)	8,177		527
Seventy Seven Energy Inc (a)	9,076		204
Southwestern Energy Co (a)	180,435		7,322		Douglas Emmett Inc	64,237		1,830
Tesoro Corp	165,282		10,171		Duke Realty Corp	22,859		411
					Equity Lifestyle Properties Inc	4,488		198

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					Savings & Loans (continued)
Essex Property Trust Inc	4,290		$813		Hudson City Bancorp Inc	31,669		$309
Federal Realty Investment Trust	2,393		292		New York Community Bancorp Inc	30,946		492
General Growth Properties Inc	75,746		1,770		People's United Financial Inc	164,730		2,392
Hatteras Financial Corp	77,190		1,478		TFS Financial Corp (a)	25,392		342
HCP Inc	87,871		3,650		Washington Federal Inc	16,278		341
Health Care REIT Inc	26,713		1,699					$4,841
Healthcare Trust of America Inc	73,711		878
Home Properties Inc	11,540		759		Semiconductors - 3.84%
Hospitality Properties Trust	55,696		1,591		Altera Corp	310,935		10,174
Host Hotels & Resorts Inc	86,976		1,891		Analog Devices Inc	218,213		10,830
Kilroy Realty Corp	10,593		655		Applied Materials Inc	343,524		7,200
					Atmel Corp (a)	768,267		6,300
Kimco Realty Corp	29,045		650
Liberty Property Trust	10,188		358		Broadcom Corp	87,274		3,339
					First Solar Inc (a)	11,799		745
Macerich Co/The	9,638		627		Freescale Semiconductor Ltd (a)	21,300		426
Mack-Cali Realty Corp	26,220		553
MFA Financial Inc	462,097		3,761		KLA-Tencor Corp	1,518		108
Mid-America Apartment Communities Inc	15,463		1,082		Lam Research Corp	55,446		3,881
National Retail Properties Inc	8,496		302		Marvell Technology Group Ltd	166,430		2,221
Omega Healthcare Investors Inc	8,745		320		Maxim Integrated Products Inc	474,418		13,905
Piedmont Office Realty Trust Inc	57,783		1,124		NVIDIA Corp	75,490		1,321
					ON Semiconductor Corp (a)	154,303		1,321
Plum Creek Timber Co Inc	9,553		395
Post Properties Inc	5,839		316		Teradyne Inc	18,012		328
Prologis Inc	67,555		2,757					$62,099
Realty Income Corp	15,275		658		Shipbuilding - 0.06%
Regency Centers Corp	13,949		758		Huntington Ingalls Industries Inc	10,249		932
Retail Properties of America Inc	151,451		2,279
RLJ Lodging Trust	206,137		5,780
Senior Housing Properties Trust	18,678		427		Software - 2.80%
SL Green Realty Corp	32,088		3,460		Activision Blizzard Inc	107,806		2,413
					ANSYS Inc (a)	4,816		371
Spirit Realty Capital Inc	37,830		438		Autodesk Inc (a)	4,946		264
Starwood Property Trust Inc	437,279		10,320
Tanger Factory Outlet Centers Inc	3,520		122		CA Inc	78,336		2,262
					Check Point Software Technologies Ltd (a)	118,567		8,047
Taubman Centers Inc	119,574		8,796		Citrix Systems Inc (a)	187,866		12,724
Two Harbors Investment Corp	387,195		3,961
UDR Inc	17,959		522		Dun & Bradstreet Corp/The	75,952		8,357
					Electronic Arts Inc (a)	7,383		248
Ventas Inc	36,541		2,320
Vornado Realty Trust	34,344		3,641		Fidelity National Information Services Inc	30,020		1,693
					Informatica Corp (a)	8,383		266
Washington Prime Group Inc	16,037		303		Nuance Communications Inc (a)	116,343		2,115
Weingarten Realty Investors	71,214		2,344
Weyerhaeuser Co	32,482		1,017		Paychex Inc	3,699		152
					PTC Inc (a)	166,526		5,988
			$131,519
					Solera Holdings Inc	4,917		315
Retail - 3.39%								$45,215
Bed Bath & Beyond Inc (a)	8,005		507
Best Buy Co Inc	13,671		406		Telecommunications - 0.54%
Big Lots Inc	4,229		185		Amdocs Ltd	11,064		502
CarMax Inc (a)	7,078		345		CenturyLink Inc	51,297		2,013
CST Brands Inc	1,162		39		Frontier Communications Corp	69,389		454
Darden Restaurants Inc	7,943		371		Harris Corp	17,610		1,203
Dick's Sporting Goods Inc	8,245		351		Juniper Networks Inc	123,732		2,913
Dillard's Inc	873		104		Knowles Corp (a)	8,779		255
Dollar General Corp (a)	5,038		278		Level 3 Communications Inc (a)	8,077		355
DSW Inc	7,755		206		Motorola Solutions Inc	11,895		757
					Polycom Inc (a)	130		2
Foot Locker Inc	8,479		403
GameStop Corp	21,606		907		Telephone & Data Systems Inc	8,967		224
Gap Inc/The	377,205		15,130		Windstream Holdings Inc	3,223		37
GNC Holdings Inc	199,076		6,532					$8,715
Kohl's Corp	66,564		3,564		Textiles - 0.03%
L Brands Inc	10,628		616		Mohawk Industries Inc (a)	4,169		520
Macy's Inc	16,731		967
Penske Automotive Group Inc	2,446		114
PVH Corp	88,575		9,759		Toys, Games & Hobbies - 0.04%
Rite Aid Corp (a)	33,335		223		Hasbro Inc	1,690		84
Sally Beauty Holdings Inc (a)	4,329		112		Mattel Inc	14,701		521
Signet Jewelers Ltd	2,605		265					$605
Staples Inc	1,049,822		12,167		Transportation - 0.70%
World Fuel Services Corp	27,040		1,162		Con-way Inc	19,477		961
			$54,713		Kansas City Southern	74,058		8,077
Savings & Loans - 0.30%					Ryder System Inc	12,734		1,097
First Niagara Financial Group Inc	112,205		965		Teekay Corp	17,588		979

See accompanying notes

			Schedule of Investments
MidCap Value Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Transportation (continued)
Tidewater Inc	5,171		$244
UTI Worldwide Inc (a)	538		5
			$11,363

Trucking & Leasing - 0.06%
GATX Corp	16,434		1,019

Water - 0.03%
American Water Works Co Inc	10,832		518

TOTAL COMMON STOCKS			$1,553,077
INVESTMENT COMPANIES - 3.72%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 3.72%
BlackRock Liquidity Funds TempFund	41,850,786		41,851
Portfolio
Goldman Sachs Financial Square Funds -	17,641,024		17,641
Money Market Fund
JP Morgan Prime Money Market Fund	577,038		577
			$60,069
TOTAL INVESTMENT COMPANIES			$60,069
Total Investments			$1,613,146
Other Assets in Excess of Liabilities, Net - 0.16%			$2,521
TOTAL NET ASSETS - 100.00%			$1,615,667

(a) Non-Income Producing Security
(b) Security is Illiquid

Portfolio Summary (unaudited)
Sector			Percent
Financial			27 .62%
Consumer, Non-cyclical			14 .41%
Industrial			12 .15%
Technology			9.26%
Consumer, Cyclical			7.94%
Utilities			7.94%
Energy			7.34%
Basic Materials			4.72%
Communications			4.71%
Exchange Traded Funds			3.72%
Diversified			0.03%
Other Assets in Excess of Liabilities, Net			0.16%
TOTAL NET ASSETS			100.00%

Futures Contracts

								Unrealized
Type	Long/Short Contracts				Notional Value	Fair Value		Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2014	Long		445		$62,387		$60,867	$(1,520)
Total								$(1,520)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2014 (unaudited)

COMMON STOCKS - 95.37%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 0.98%					Building Materials (continued)
Alliant Techsystems Inc	1,280		$166		Vulcan Materials Co	4,419		$279
Exelis Inc	11,237		189					$7,309
L-3 Communications Holdings Inc	80,613		8,461
Rockwell Collins Inc	856		63		Chemicals - 1.73%
Triumph Group Inc	2,345		149		Albemarle Corp	2,743		168
			$9,028		Ashland Inc	3,024		317
					Cabot Corp	3,507		184
Agriculture - 2.08%					Celanese Corp	5,687		331
Bunge Ltd	5,059		399		CF Industries Holdings Inc	2,079		521
Lorillard Inc	153,637		9,292		Cytec Industries Inc	1,835		185
Reynolds American Inc	169,300		9,455		Eastman Chemical Co	778		61
			$19,146		Huntsman Corp	3,465		90
					Mosaic Co/The	11,219		517
Airlines - 1.25%					Rayonier Advanced Materials Inc	2,181		71
Alaska Air Group Inc	596		26		Rockwood Holdings Inc	60,295		4,760
Copa Holdings SA	412		63		RPM International Inc	562		25
Southwest Airlines Co	403,488		11,410		Sigma-Aldrich Corp	2,561		257
			$11,499		Westlake Chemical Corp	97,473		8,518
Apparel - 1.80%								$16,005
Deckers Outdoor Corp (a)	25,500		2,257
					Coal - 0.05%
Hanesbrands Inc	146,800		14,344		Consol Energy Inc	9,066		352
			$16,601		Peabody Energy Corp	9,147		139
Automobile Manufacturers - 0.62%								$491
Oshkosh Corp	124,202		5,741		Commercial Services - 2.83%
					Aaron's Inc	108,050		2,850
Automobile Parts & Equipment - 1.24%					ADT Corp/The	6,572		229
Delphi Automotive PLC	161,300		10,775		Apollo Education Group Inc (a)	5,823		163
Lear Corp	933		88		Cintas Corp	1,161		73
TRW Automotive Holdings Corp (a)	4,200		430		CoreLogic Inc/United States (a)	5,701		155
Visteon Corp (a)	1,838		175		DeVry Education Group Inc	3,644		146
			$11,468		Equifax Inc	2,146		163
					Genpact Ltd (a)	8,205		144
Banks - 7.02%					KAR Auction Services Inc	4,819		141
Associated Banc-Corp	9,278		166		Leidos Holdings Inc	3,776		139
Bank of Hawaii Corp	2,676		153		Live Nation Entertainment Inc (a)	4,098		95
BankUnited Inc	5,860		183		Manpowergroup Inc	97,461		7,592
BOK Financial Corp	1,582		105		Quanta Services Inc (a)	183,402		6,142
Capital One Financial Corp	141,700		11,271		RR Donnelley & Sons Co	10,368		180
CIT Group Inc	197,734		9,711		Service Corp International/US	2,717		57
Comerica Inc	7,314		368		Total System Services Inc	236,018		7,553
Cullen/Frost Bankers Inc	1,790		140		Towers Watson & Co	2,538		259
East West Bancorp Inc	66,346		2,260					$26,081
Fifth Third Bancorp	775,794		15,888
First Republic Bank/CA	4,649		217		Computers - 3.52%
Fulton Financial Corp	11,650		132		Brocade Communications Systems Inc	811,157		7,470
Huntington Bancshares Inc/OH	258,776		2,541		Computer Sciences Corp	5,138		321
KeyCorp	698,163		9,453		DST Systems Inc	77,738		7,001
M&T Bank Corp	4,441		540		Lexmark International Inc	3,698		178
Northern Trust Corp	9,157		612		MICROS Systems Inc (a)	1,122		76
PacWest Bancorp	3,891		162		NCR Corp (a)	5,128		159
Popular Inc (a)	5,965		190		NetApp Inc	8,027		312
Regions Financial Corp	701,056		7,108		SanDisk Corp	49,203		4,512
SunTrust Banks Inc	20,850		793		Synopsys Inc (a)	5,900		223
SVB Financial Group (a)	23,444		2,556		Teradata Corp (a)	1,918		81
Zions Bancorporation	7,236		209		Western Digital Corp	121,569		12,136
			$64,758					$32,469

Beverages - 0.05%					Consumer Products - 0.64%
Constellation Brands Inc (a)	633		53		Avery Dennison Corp	120,685		5,698
Molson Coors Brewing Co	5,425		366		Jarden Corp (a)	3,399		190
			$419					$5,888

Biotechnology - 0.27%					Cosmetics & Personal Care - 0.02%
Bio-Rad Laboratories Inc (a)	1,201		138		Avon Products Inc	14,955		197
Charles River Laboratories International Inc (a)	43,206		2,343
Myriad Genetics Inc (a)	536		19
					Distribution & Wholesale - 0.07%
			$2,500		Arrow Electronics Inc (a)	3,779		219
Building Materials - 0.79%					Genuine Parts Co	469		39
Owens Corning Inc	206,463		7,030		Ingram Micro Inc (a)	5,241		150

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Distribution & Wholesale (continued)					Entertainment - 0.02%
WESCO International Inc (a)	2,587		$203		Dolby Laboratories Inc (a)	2,755		$123
			$611		Regal Entertainment Group	3,516		68

Diversified Financial Services - 5.57%								$191
Ameriprise Financial Inc	133,033		15,911		Environmental Control - 0.05%
Discover Financial Services	265,000		16,181		Covanta Holding Corp	3,683		75
E*Trade Financial Corp (a)	9,674		203		Republic Services Inc	10,018		380
FNF Group	10,723		291					$455
FNFV Group (a)	5,365		88
Interactive Brokers Group Inc - A Shares	2,716		62		Food - 0.94%
Intercontinental Exchange Inc	2,223		427		Campbell Soup Co	3,529		147
Invesco Ltd	14,387		541		ConAgra Foods Inc	14,225		429
					Hain Celestial Group Inc (a)	243		21
Lazard Ltd	53,200		2,782
NASDAQ OMX Group Inc/The	3,917		165		Ingredion Inc	2,477		182
Navient Corp	618,881		10,645		JM Smucker Co/The	4,053		404
					Pilgrim's Pride Corp (a)	3,166		88
Raymond James Financial Inc	4,821		246
SLM Corp	422,900		3,747		Pinnacle Foods Inc	3,136		94
TD Ameritrade Holding Corp	1,955		63		Safeway Inc	7,642		263
			$51,352		Tyson Foods Inc	179,951		6,696
					Whole Foods Market Inc	8,287		317
Electric - 5.90%								$8,641
AES Corp/VA	31,021		453
Alliant Energy Corp	4,743		268		Forest Products & Paper - 0.12%
Ameren Corp	8,136		313		Domtar Corp	3,940		142
Calpine Corp (a)	12,268		270		International Paper Co	14,610		694
CMS Energy Corp	11,527		333		MeadWestvaco Corp	5,669		237
					Veritiv Corp (a)	279		11
Consolidated Edison Inc	10,004		561
DTE Energy Co	5,974		441					$1,084
Edison International	13,935		764		Gas - 2.85%
Entergy Corp	140,372		10,224		AGL Resources Inc	203,529		10,510
FirstEnergy Corp	14,339		448		Atmos Energy Corp	4,308		208
Integrys Energy Group Inc	2,721		178		CenterPoint Energy Inc	203,983		4,961
MDU Resources Group Inc	91,126		2,872		National Fuel Gas Co	3,501		241
Northeast Utilities	10,788		474		NiSource Inc	75,435		2,843
NRG Energy Inc	296,823		9,190		Sempra Energy	8,320		830
OGE Energy Corp	6,927		249		UGI Corp	4,923		239
Pepco Holdings Inc	10,797		290		Vectren Corp	170,100		6,479
Pinnacle West Capital Corp	106,081		5,674					$26,311
PPL Corp	27,022		891
Public Service Enterprise Group Inc	385,340		13,552		Hand & Machine Tools - 1.29%
SCANA Corp	4,765		242		Kennametal Inc	4,620		195
Westar Energy Inc	5,511		199		Lincoln Electric Holdings Inc	3,055		203
Wisconsin Energy Corp	10,551		460		Regal-Beloit Corp	2,687		189
Xcel Energy Inc	196,150		6,041		Snap-on Inc	1,889		227
			$54,387		Stanley Black & Decker Inc	126,855		11,094
								$11,908
Electrical Components & Equipment - 0.05%
Energizer Holdings Inc	2,477		284		Healthcare - Products - 1.39%
Hubbell Inc	1,878		220		Boston Scientific Corp (a)	48,098		615
			$504		CareFusion Corp (a)	6,995		306
					DENTSPLY International Inc	3,927		182
Electronics - 0.20%					Hill-Rom Holdings Inc	3,108		123
Agilent Technologies Inc	9,570		537		Hologic Inc (a)	5,446		142
Avnet Inc	4,183		177		Hospira Inc	5,640		313
FLIR Systems Inc	2,529		84		Patterson Cos Inc	4,511		176
Garmin Ltd	4,918		271		QIAGEN NV (a)	8,114		198
Gentex Corp/MI	3,582		103		St Jude Medical Inc	153,994		10,039
Jabil Circuit Inc	7,709		154		Teleflex Inc	1,396		150
PerkinElmer Inc	3,780		175		Zimmer Holdings Inc	6,237		624
Tech Data Corp (a)	2,254		141
								$12,868
Tyco International Ltd	2,898		125
Vishay Intertechnology Inc	7,854		116		Healthcare - Services - 2.18%
			$1,883		Cigna Corp	133,255		11,998
					Community Health Systems Inc (a)	3,864		184
Engineering & Construction - 1.18%					DaVita HealthCare Partners Inc (a)	4,686		330
AECOM Technology Corp (a)	136,061		4,619		HCA Holdings Inc (a)	11,870		775
Fluor Corp	2,336		170		Health Net Inc/CA (a)	119,451		4,921
Jacobs Engineering Group Inc (a)	5,093		259		Humana Inc	6,232		733
KBR Inc	275,670		5,695		Laboratory Corp of America Holdings (a)	2,107		218
URS Corp	2,807		161		LifePoint Hospitals Inc (a)	2,615		188
			$10,904		Mednax Inc (a)	2,074		123
					Quest Diagnostics Inc	5,805		355

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Services (continued)					Iron & Steel (continued)
Universal Health Services Inc	2,795		$298		Steel Dynamics Inc	8,671		$184
			$20,123					$1,079

Holding Companies - Diversified - 0.03%					Leisure Products & Services - 0.96%
Leucadia National Corp	10,331		255		Royal Caribbean Cruises Ltd	147,750		8,813

Home Builders - 0.09%					Lodging - 0.86%
DR Horton Inc	9,779		202		Choice Hotels International Inc	1,885		88
Lennar Corp	5,638		204		Hyatt Hotels Corp (a)	67,480		3,970
Pulte Group Inc	14,378		254		Marriott International Inc/DE	1,503		97
Toll Brothers Inc (a)	5,717		187		MGM Resorts International (a)	12,959		348
			$847		Starwood Hotels & Resorts Worldwide Inc	44,218		3,398

Home Furnishings - 0.46%								$7,901
Harman International Industries Inc	35,300		3,832		Machinery - Construction & Mining - 1.32%
Whirlpool Corp	2,681		382		Joy Global Inc	203,376		12,052
			$4,214		Terex Corp	4,161		144

Housewares - 0.02%								$12,196
Newell Rubbermaid Inc	6,493		211		Machinery - Diversified - 0.35%
					AGCO Corp	3,735		182
					IDEX Corp	309		23
Alleghany Insurance Corp - 5.72% (a)	571		236		Roper Industries Inc	2,065		298
Allied World Assurance Co Holdings AG	117,481		4,231		Xylem Inc/NY	76,114		2,686
American Financial Group Inc/OH	3,490		195					$3,189
American National Insurance Co	425		46		Media - 0.20%
Aon PLC	2,665		225		DISH Network Corp (a)	3,281		203
Arch Capital Group Ltd (a)	5,264		281		Gannett Co Inc	8,601		281
Arthur J Gallagher & Co	501		23		Graham Holdings Co	259		178
Aspen Insurance Holdings Ltd	3,958		158		John Wiley & Sons Inc	2,715		163
Assurant Inc	2,934		186		Liberty Media Corp - A shares (a)	3,345		157
Assured Guaranty Ltd	7,007		156		Liberty Media Corp - C shares (a)	7,196		338
Axis Capital Holdings Ltd	4,231		183		News Corp (a)	18,887		333
Cincinnati Financial Corp	6,403		295		Nielsen NV	4,111		190
CNA Financial Corp	1,475		55		Starz (a)	731		21
Endurance Specialty Holdings Ltd	2,574		136					$1,864
Everest Re Group Ltd	69,297		10,804
Genworth Financial Inc (a)	540,090		7,076		Metal Fabrication & Hardware - 0.04%
Hanover Insurance Group Inc/The	2,539		147		Timken Co/The	4,479		199
Hartford Financial Services Group Inc/The	17,654		603		Valmont Industries Inc	1,477		215
HCC Insurance Holdings Inc	3,870		181					$414
Lincoln National Corp	236,663		12,398		Mining - 0.15%
Loews Corp	10,918		460		Alcoa Inc	46,793		767
Markel Corp (a)	469		296
MBIA Inc (a)	8,329		80		Newmont Mining Corp	16,755		418
					Royal Gold Inc	2,585		195
Old Republic International Corp	10,180		147					$1,380
PartnerRe Ltd	50,157		5,234
Progressive Corp/The	23,240		545		Miscellaneous Manufacturing - 3.17%
Protective Life Corp	3,096		215		AO Smith Corp	2,409		112
Reinsurance Group of America Inc	1,931		155		AptarGroup Inc	2,916		178
RenaissanceRe Holdings Ltd	1,531		150		Carlisle Cos Inc	2,316		185
StanCorp Financial Group Inc	2,543		153		Crane Co	1,782		122
Torchmark Corp	5,172		273		Donaldson Co Inc	724		28
Unum Group	10,105		347		Dover Corp	2,598		223
Validus Holdings Ltd	5,001		183		Eaton Corp PLC	137,700		9,353
Voya Financial Inc	5,645		209		Ingersoll-Rand PLC	9,361		550
Willis Group Holdings PLC	150,700		6,141		ITT Corp	4,133		190
WR Berkley Corp	3,888		173		Leggett & Platt Inc	4,046		133
XL Group PLC	10,658		344		Parker Hannifin Corp	2,632		303
			$52,720		Pentair PLC	122,721		7,863
					SPX Corp	96,480		9,564
Internet - 0.11%					Textron Inc	10,531		383
IAC/InterActiveCorp	2,523		170		Trinity Industries Inc	2,090		91
Liberty Interactive Corp (a)	9,320		261
								$29,278
Symantec Corp	26,100		617
			$1,048		Office & Business Equipment - 0.08%
					Pitney Bowes Inc	6,807		184
Iron & Steel - 0.12%					Xerox Corp	44,091		585
Allegheny Technologies Inc	3,773		142					$769
Nucor Corp	10,929		549
Reliance Steel & Aluminum Co	2,999		204

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas - 7.67%					REITS (continued)
Atwood Oceanics Inc (a)	2,897		$139		DDR Corp	10,106		$177
Chesapeake Energy Corp	15,528		409		Digital Realty Trust Inc (b)	4,566		294
Cimarex Energy Co	85,030		11,820		Douglas Emmett Inc	82,216		2,342
Denbury Resources Inc	14,172		240		Duke Realty Corp	288,665		5,193
Energen Corp	2,742		224		Equity Lifestyle Properties Inc	154,966		6,863
Helmerich & Payne Inc	125,099		13,293		Essex Property Trust Inc	36,095		6,843
HollyFrontier Corp	6,215		292		Extra Space Storage Inc	200,660		10,380
Laredo Petroleum Inc (a)	547		15		Federal Realty Investment Trust	21,335		2,605
Murphy Oil Corp	190,415		11,831		General Growth Properties Inc	273,968		6,402
Murphy USA Inc (a)	143,442		7,089		HCP Inc	17,718		736
Nabors Industries Ltd	10,262		279		Health Care REIT Inc	5,505		350
Newfield Exploration Co (a)	72,528		2,923		Healthcare Trust of America Inc	12,039		143
Noble Energy Inc	3,965		264		Hospitality Properties Trust	5,937		170
Patterson-UTI Energy Inc	118,474		4,070		Host Hotels & Resorts Inc	571,744		12,429
PBF Energy Inc	2,732		74		Kilroy Realty Corp	3,178		197
QEP Resources Inc	6,127		202		Kimco Realty Corp	16,219		363
Rowan Cos PLC	7,280		222		Liberty Property Trust	5,689		200
SandRidge Energy Inc (a)	29,063		173		Macerich Co/The	5,382		350
Seadrill Ltd	164,324		5,959		MFA Financial Inc	21,078		172
Tesoro Corp	2,823		174		Mid-America Apartment Communities Inc	2,887		202
Unit Corp (a)	2,700		171		National Retail Properties Inc	4,743		169
Whiting Petroleum Corp (a)	121,216		10,726		Omega Healthcare Investors Inc	72,382		2,645
WPX Energy Inc (a)	6,942		143		Piedmont Office Realty Trust Inc	9,233		180
			$70,732		Plum Creek Timber Co Inc	5,334		221
					Post Properties Inc	3,260		177
Oil & Gas Services - 0.09%					Prologis Inc	19,445		794
Cameron International Corp (a)	2,472		175
MRC Global Inc (a)	3,215		86		Realty Income Corp	8,530		367
NOW Inc/DE (a)	5,769		186		Regency Centers Corp	3,556		193
Oil States International Inc (a)	2,705		166		Retail Properties of America Inc	13,910		209
					Senior Housing Properties Trust	7,496		171
Superior Energy Services Inc	5,626		189		SL Green Realty Corp	50,533		5,448
			$802		Spirit Realty Capital Inc	13,457		156
Packaging & Containers - 0.27%					Starwood Property Trust Inc	8,786		207
Bemis Co Inc	5,865		229		Tanger Factory Outlet Centers Inc	1,965		68
Owens-Illinois Inc (a)	4,046		126		Two Harbors Investment Corp	21,294		218
Rock-Tenn Co	2,864		285		UDR Inc	115,127		3,348
Sonoco Products Co	48,156		1,885		Ventas Inc	5,928		376
			$2,525		Vornado Realty Trust	5,550		588
					Washington Prime Group Inc	8,955		169
Pharmaceuticals - 5.00%					Weingarten Realty Investors	4,631		152
Cardinal Health Inc	371,258		26,601		Weyerhaeuser Co	18,138		568
Mallinckrodt PLC (a)	72,701		5,061					$81,899
Omnicare Inc	218,246		13,640
Perrigo Co PLC	3,471		522		Retail - 4.07%
Quintiles Transnational Holdings Inc (a)	1,724		95		Bed Bath & Beyond Inc (a)	4,469		283
VCA Inc (a)	5,226		195		Best Buy Co Inc	7,634		227
			$46,114		Big Lots Inc	52,961		2,317
					CarMax Inc (a)	3,951		193
Pipelines - 0.02%					CST Brands Inc	647		22
ONEOK Inc	3,274		211		Darden Restaurants Inc	4,434		207
					Dick's Sporting Goods Inc	4,603		196
Real Estate - 0.34%					Dillard's Inc	62,487		7,450
					Dollar General Corp (a)	2,812		155
Jones Lang LaSalle Inc	23,248		2,875
WP Carey Inc	3,796		250		DSW Inc	4,330		115
			$3,125		Foot Locker Inc	102,035		4,850
					GameStop Corp	4,120		173
REITS - 8.88%					Kohl's Corp	7,484		401
Alexandria Real Estate Equities Inc	2,856		225		L Brands Inc	161,134		9,341
American Campus Communities Inc	3,974		155		Macy's Inc	113,131		6,538
American Capital Agency Corp	12,289		284		Penske Automotive Group Inc	1,364		63
American Realty Capital Properties Inc	30,443		399		Rite Aid Corp (a)	642,897		4,300
Annaly Capital Management Inc	32,484		361		Sally Beauty Holdings Inc (a)	2,416		63
AvalonBay Communities Inc	4,953		733		Signet Jewelers Ltd	1,454		148
BioMed Realty Trust Inc	7,357		158		Staples Inc	24,524		284
Boston Properties Inc	5,147		615		Wendy's Co/The	4,400		36
Camden Property Trust	2,892		209		World Fuel Services Corp	3,261		140
Chimera Investment Corp	61,378		195					$37,502
Columbia Property Trust Inc	6,246		159
CommonWealth REIT	7,061		190		Savings & Loans - 2.40%
Corporate Office Properties Trust	181,970		5,163		First Niagara Financial Group Inc	646,535		5,561
Corrections Corp of America	6,767		218		Hudson City Bancorp Inc	17,683		172

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Savings & Loans (continued)					Water - 0.03%
New York Community Bancorp Inc	567,580		$9,013		American Water Works Co Inc	6,049		$289
People's United Financial Inc	505,082		7,334
TFS Financial Corp (a)	4,389		59		TOTAL COMMON STOCKS			$879,759
			$22,139		INVESTMENT COMPANIES - 4.31%	Shares Held	Value	(000	's)

Semiconductors - 1.38%					Publicly Traded Investment Fund - 4.31%
Altera Corp	6,620		217		BlackRock Liquidity Funds FedFund Portfolio	493,627		494
Analog Devices Inc	6,480		322		BlackRock Liquidity Funds TempFund	29,881,109		29,881
Applied Materials Inc	13,964		293		Portfolio
Broadcom Corp	20,283		776		Goldman Sachs Financial Square Funds -	9,154,992		9,155
First Solar Inc (a)	2,752		174		Money Market Fund
KLA-Tencor Corp	848		61		JP Morgan Prime Money Market Fund	266,493		266
Lam Research Corp	4,542		318					$39,796
Marvell Technology Group Ltd	15,389		205		TOTAL INVESTMENT COMPANIES			$39,796
Maxim Integrated Products Inc	1,335		39		Total Investments			$919,555
Microchip Technology Inc	151,200		6,807		Other Assets in Excess of Liabilities, Net - 0.32%			$2,917
Micron Technology Inc (a)	96,800		2,957
					TOTAL NET ASSETS - 100.00%			$922,472
NVIDIA Corp	17,968		314
ON Semiconductor Corp (a)	12,381		106
Teradyne Inc	10,058		183		(a) Non-Income Producing Security
			$12,772		(b) Security is Illiquid

Shipbuilding - 0.00%
Huntington Ingalls Industries Inc	437		40
					Portfolio Summary (unaudited)

Software - 2.69%					Sector			Percent
Activision Blizzard Inc	529,544		11,851		Financial			29 .93%
ANSYS Inc (a)	2,688		207		Consumer, Non-cyclical			15 .41%
Autodesk Inc (a)	2,761		147		Consumer, Cyclical			11 .53%
CA Inc	395,871		11,433		Industrial			10 .68%
Citrix Systems Inc (a)	896		61		Utilities			8.78%
Dun & Bradstreet Corp/The	1,372		151		Energy			7.83%
Electronic Arts Inc (a)	4,122		138		Technology			7.66%
Fidelity National Information Services Inc	9,523		537		Exchange Traded Funds			4.31%
Informatica Corp (a)	632		20		Basic Materials			2.12%
Nuance Communications Inc (a)	8,796		160		Communications			1.40%
Paychex Inc	2,065		85		Diversified			0.03%
			$24,790		Other Assets in Excess of Liabilities, Net			0.32%
					TOTAL NET ASSETS			100.00%
Telecommunications - 1.09%
Amdocs Ltd	187,978		8,523
Frontier Communications Corp	38,748		254
Harris Corp	3,211		219
Juniper Networks Inc	14,068		331
Knowles Corp (a)	4,901		143
Level 3 Communications Inc (a)	664		29
Motorola Solutions Inc	6,641		423
Telephone & Data Systems Inc	5,008		125
Windstream Holdings Inc	1,800		21
			$10,068

Textiles - 0.03%
Mohawk Industries Inc (a)	2,328		290

Toys, Games & Hobbies - 0.04%
Hasbro Inc	942		47
Mattel Inc	8,209		291
			$338

Transportation - 0.97%
Con-way Inc	3,353		166
Golar LNG Ltd	136,600		8,416
Ryder System Inc	1,800		155
Teekay Corp	1,419		79
Tidewater Inc	2,887		136
			$8,952

Trucking & Leasing - 0.02%
GATX Corp	2,756		171

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2014	Long	297	$41,808		$40,624	$(1,184)
Total						$(1,184)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Money Market Fund
July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 5.07%		Shares Held	Value	(000	's)			Principal

Publicly Traded Investment Fund - 5.07%							BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds TempFund		5,100,000		$5,100			Other Asset Backed Securities (continued)
Portfolio							Dell Equipment Finance Trust 2014-1
DWS Money Market Series		13,350,000		13,350			0.26%, 08/14/2015(b)	$6,200		$6,200
Morgan Stanley Institutional Liquidity Funds -		11,000,000		11,000			GE Equipment Small Ticket LLC Series 2014-
Government Portfolio							1
STIT - Liquid Assets Portfolio		26,100,000		26,100			0.25%, 04/24/2015(a),(b)	2,375		2,375
				$55,550			GE Equipment Transportation LLC Series
TOTAL INVESTMENT COMPANIES				$55,550			2014-1
		Principal					0.20%, 06/23/2015(a)	5,469		5,469
BONDS - 11.26%		Amount (000's)	Value	(000	's)		GreatAmerica Leasing Receivables
							0.25%, 03/15/2015(a),(b)	2,772		2,772
Automobile Asset Backed Securities - 2.95%							Volvo Financial Equipment LLC Series 2014-
Ally Auto Receivables Trust 2014-SN1							1
0.21%, 03/20/2015(a)		$2,130		$2,130			0.21%, 03/16/2015(b)	3,273		3,273
AmeriCredit Automobile Receivables Trust										$24,389
2014-2							TOTAL BONDS			$123,284
0.21%, 06/08/2015(a)		4,479		4,479
								Principal

ARI 0.25%, Fleet Lease 04/15/2015 Trust 2014-A (a),(b)		3,552		3,552			MUNICIPAL BONDS - 5.35%	Amount (000's)	Value	(000	's)
Chrysler Capital Auto Receivables Trust 2014-							California - 0.44%
A							California Statewide Communities
0.20%, 03/16/2015(a),(b)		2,023		2,022			Development Authority (credit support from
Fifth Third Auto Trust 2014-1							Fannie Mae)
0.20%, 03/16/2015(a)		1,557		1,557			0.10%, 08/07/2014(d)	$100		$100
GM Financial Automobile Leasing Trust 2014-							Kern Water Bank Authority (credit support
1							from Wells Fargo)
0.25%, 04/20/2015(a),(b)		1,561		1,561			0.15%, 08/07/2014(d)	4,700		4,700
Hyundai Auto Lease Securitization Trust										$4,800
2014	-A
0.20%, 03/16/2015(a),(b)		2,674		2,674			Colorado - 1.38%
Hyundai Auto Receivables Trust 2014-A							City of Colorado Springs CO Utilities System
0.20%, 02/17/2015(a)		1,018		1,018			Revenue (credit support from Bank of
Mercedes Benz Auto Lease Trust 2014-A							America)
							0.15%, 08/07/2014(d)	6,100		6,100
0.20%, 04/15/2015(a)		3,299		3,299
Santander Drive Auto Receivables Trust 2014-							Colorado Housing & Finance
2							Authority (credit support from Federal Home
0.25%, 05/15/2015(a)		5,031		5,031			Loan Bank)
							0.10%, 08/07/2014(a),(d)	7,625		7,625
Volkswagen Auto Lease Trust 2014-A
0.20%, 02/20/2015(a)		1,025		1,025			County of Kit Carson CO (credit support from
Wheels SPV 2 LLC							Wells Fargo)
							0.10%, 08/07/2014(d)	1,300		1,300
0.24%, 05/20/2015(a),(b)		3,967		3,967
				$32,315						$15,025

Banks - 1.39%							Georgia - 0.11%
JP Morgan Chase Bank NA							Savannah College of Art & Design Inc (credit
0.42%, 12/21/2014(a)		8,000		8,000			support from Bank of America)
							0.12%, 08/07/2014(d)	1,200		1,200
Wells Fargo Bank NA
0.37%, 08/21/2015(a)		7,200		7,200
				$15,200			Illinois - 1.23%
							Memorial Health System/IL (credit support
Diversified Financial Services - 2.32%							from JP Morgan Chase & Co)
Corporate Finance Managers Inc							0.10%, 08/07/2014(d)	13,535		13,535
0.15%, 08/07/2014		10,400		10,400
MetLife Inc
0.34%, 08/15/2014(a),(c)		15,000		15,000			Indiana - 0.29%
				$25,400			Ball State University Foundation Inc (credit
							support from US Bank)
Healthcare - Services - 0.91%							0.12%, 08/01/2014(d)	3,150		3,150
Portland Clinic LLP/The
0.11%, 08/07/2014		9,980		9,980
						Iowa	- 0.23%
							Iowa Finance Authority (credit support from
Insurance - 1.46%							GNMA/FNMA/FHLMC)
New York Life Global							0.12%, 08/07/2014(a),(d)	2,500		2,500
0.22%, 07/24/2015(a),(c)		16,000		16,000

							Maryland - 0.42%
Other Asset Backed Securities - 2.23%							City of Baltimore MD (credit support from
CIT Equipment Collateral 2013-VT1							State Street Bank & Trust)
0.30%, 11/20/2014(b)		881		881
							0.08%, 08/07/2014(d)	4,600		4,600
CNH Equipment Trust 2014-A
0.20%, 02/17/2015(a)		3,419		3,419

See accompanying notes

Schedule of Investments
Money Market Fund
July 31, 2014 (unaudited)

		Principal					Principal
	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)

	Minnesota - 0.46%					Banks (continued)
	City of St Paul MN (credit support from US					Oversea-Chinese Banking Corp Ltd
	Bank)					0.16%, 08/06/2014(e)	$6,500		$6,500
	0.15%, 08/07/2014(d)	$5,000		$5,000		0.23%, 12/19/2014(e)	7,000		6,994
						Skandinaviska Enskilda Banken AB
						0.20%, 11/17/2014(b),(e)	8,000		7,995
	New Mexico - 0.40%					0.23%, 12/01/2014(b),(e)	8,000		7,994
	City of Las Cruces NM (credit support from					Societe Generale North America Inc (credit
	Wells Fargo)
	0.15%, 08/07/2014(d)	4,400		4,400		support from Societe Generale)
						0.17%, 08/27/2014(d)	8,000		7,999
						0.17%, 09/24/2014(d)	6,900		6,898
	Oklahoma - 0.36%					Standard Chartered Bank/New York
	Oklahoma University Hospital (credit support					0.18%, 08/08/2014(b)	8,000		8,000
	from Bank of America)					0.20%, 10/21/2014(b)	7,500		7,497
	0.14%, 08/07/2014(d)	4,000		4,000		Sumitomo Mitsui Banking Corp
						0.09%, 08/06/2014(b),(e)	7,000		7,000
						0.22%, 08/06/2014(b),(e)	7,100		7,100
	Washington - 0.03%					0.22%, 12/10/2014(b),(e)	7,000		6,994
	Washington State Housing Finance					0.25%, 08/15/2014(b),(e)	3,410		3,410
	Commission (credit support from Fannie Mae)
	0.10%, 08/07/2014(d)	320		320					$224,238
						Consumer Products - 1.20%
	TOTAL MUNICIPAL BONDS			$58,530		Reckitt Benckiser Treasury Services
		Principal				PLC (credit support from Reckitt Benckiser
	COMMERCIAL PAPER - 64.64%	Amount (000's)	Value	(000	's)	Group)
						0.21%, 12/04/2014(b),(d)	5,450		5,446
	Agriculture - 0.73%					0.22%, 11/25/2014(b),(d)	7,700		7,695
	Philip Morris International Inc
	0.08%, 08/18/2014(b)	$8,000		$8,000					$13,141
						Diversified Financial Services - 27.51%
	Automobile Manufacturers - 1.37%					Alpine Securitization Corp
						0.19%, 09/09/2014(b)	8,000		7,998
	BMW US Capital LLC (credit support from					0.19%, 09/29/2014(b)	10,000		9,997
	BMW AG)					0.21%, 08/28/2014(b)	6,000		5,999
	0.06%, 08/04/2014(b),(d)	7,000		7,000
	0.09%, 08/19/2014(b),(d)	8,000		8,000		Anglesea Funding LLC
						0.14%, 08/01/2014(b)	8,500		8,500
				$15,000		BNP Paribas Finance Inc (credit support from
Banks	- 20.48%					BNP Paribas)
	Bank of Tokyo-Mitsubishi UFJ Ltd/New York					0.20%, 08/11/2014(d)	8,000		8,000
	NY					0.20%, 09/04/2014(d)	6,700		6,699
	0.16%, 08/20/2014	7,000		6,999		0.26%, 09/15/2014(d)	2,700		2,699
	0.18%, 09/11/2014	8,000		7,998		CAFCO LLC
	0.18%, 10/17/2014	7,000		6,997		0.14%, 09/25/2014(b)	8,000		7,998
	Barclays Bank PLC					Collateralized Commercial Paper Co LLC
	0.22%, 09/08/2014(b),(e)	8,000		7,998		0.17%, 08/01/2014	8,400		8,400
	Barclays US Funding Corp (credit support					0.23%, 08/18/2014	6,000		5,999
	from Barclays Bank)					Collateralized Commercial Paper II Co LLC
	0.17%, 08/26/2014(d)	6,700		6,699		0.25%, 11/24/2014(b)	8,000		7,994
	0.22%, 10/22/2014(d)	8,000		7,996		Dealer Capital Access Trust Inc
	Credit Suisse/New York NY					0.19%, 08/13/2014	7,000		7,000
	0.19%, 08/07/2014	6,000		6,000		0.20%, 08/25/2014	5,200		5,199
	0.21%, 09/17/2014	9,000		8,998		0.21%, 09/16/2014	7,800		7,798
	0.26%, 11/14/2014	5,000		4,996		0.22%, 08/22/2014	6,000		5,999
	0.27%, 09/15/2014	5,500		5,498		Fairway Finance LLC
	DNB Bank ASA					0.14%, 08/07/2014(b)	5,000		5,000
	0.22%, 01/05/2015(b),(e)	8,000		7,992		Gemini Securitization Corp LLC
	HSBC USA Inc					0.13%, 08/06/2014(b),(d)	5,000		5,000
	0.24%, 09/15/2014	8,000		7,998		0.22%, 08/08/2014(b)	10,000		10,000
	Manhattan Asset Funding Co LLC					Gotham Funding Corp
	0.17%, 09/02/2014(b)	4,000		3,999		0.14%, 08/13/2014(b)	8,000		8,000
	0.17%, 09/17/2014(b)	7,700		7,698		0.15%, 09/30/2014(b)	8,000		7,998
	0.18%, 09/03/2014(b)	6,000		5,999		0.16%, 09/05/2014(b)	8,000		7,999
	0.20%, 09/26/2014(b)	8,000		7,998		ING US Funding LLC (credit support from
	Mitsubishi UFJ Trust & Banking Corp/NY					ING Bank)
	0.20%, 08/13/2014(b)	4,000		4,000		0.20%, 10/01/2014(d)	7,700		7,697
	Mizuho Funding LLC (credit support from					0.20%, 10/03/2014(d)	3,250		3,249
	Mizuho Corp Bank Ltd)					0.22%, 09/03/2014(d)	7,800		7,798
	0.18%, 08/25/2014(b),(d)	9,000		8,999		0.23%, 11/10/2014(d)	8,000		7,995
	0.19%, 09/10/2014(b),(d)	7,000		6,999
	Nordea Bank AB
	0.18%, 11/03/2014(b),(e)	8,000		7,996

See accompanying notes

Schedule of Investments
Money Market Fund
July 31, 2014 (unaudited)

	Principal					Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)

Diversified Financial Services (continued)					Pharmaceuticals (continued)
JP Morgan Securities LLC					Sanofi
0.20%, 11/17/2014(b)	$8,000		$7,995		0.10%, 09/05/2014(b)	$8,000	$7,999
Liberty Street Funding LLC							$22,999
0.15%, 08/01/2014(b)	8,000		8,000
0.15%, 09/02/2014(b)	7,800		7,799		Supranational Bank - 1.95%
0.17%, 08/04/2014(b)	7,000		7,000		Corp Andina de Fomento
					0.11%, 08/29/2014(b)	8,000	7,999
National Rural Utilities Cooperative Finance					0.16%, 10/15/2014(b)	6,500	6,498
Corp					0.24%, 11/14/2014(b)	6,800	6,795
0.09%, 09/02/2014	8,000		7,999
Nieuw Amsterdam Receivables Corp							$21,292
0.15%, 10/16/2014(b)	7,000		6,998		TOTAL COMMERCIAL PAPER		$707,677
0.16%, 08/01/2014(b)	8,000		8,000			Principal
0.16%, 09/03/2014(b)	4,500		4,499		CERTIFICATE OF DEPOSIT - 3.31%	Amount (000's)	Value (000's)
0.16%, 09/05/2014(b)	4,800		4,799
					Banks - 3.31%
Regency Markets No. 1 LLC					Bank of America NA
0.14%, 08/15/2014(b)	8,333		8,333
0.14%, 08/20/2014(b)	7,000		6,999		0.17%, 08/12/2014	8,000	8,000
					0.17%, 08/14/2014	6,800	6,800
Sheffield Receivables Corp (credit support					0.19%, 09/19/2014	8,600	8,600
from SHEFFIELD RECEIVABLES)					Bank of Nova Scotia/Houston
0.18%, 08/13/2014(b),(d)	8,000		8,000		0.38%, 08/11/2015(a),(e)	5,800	5,800
Sheffield Receivables Corp					Citibank NA
0.15%, 09/16/2014(b)	3,500		3,499
0.18%, 08/05/2014(b)	7,000		7,000		0.18%, 10/20/2014	7,000	7,000
0.18%, 08/19/2014(b)	7,000		6,999				$36,200
					TOTAL CERTIFICATE OF DEPOSIT		$36,200

Thunder 0.15%, Bay 09/22/2014 Funding LLC (b)	5,000		4,999			Maturity
Toyota Credit Canada Inc (credit support from					REPURCHASE AGREEMENTS - 6.57%	Amount (000's)	Value (000's)
Toyota Financial Services)					Banks - 6.57%
0.17%, 11/19/2014(d)	7,900		7,896		Deutsche Bank Repurchase Agreement; 0.09% $ 48,965		$48,965
0.17%, 11/20/2014(d)	7,400		7,396		dated 07/31/2014 maturing 08/01/2014
			$301,225		(collateralized by US Government
					Securities; $49,948,576; 0.00% - 0.19%;
Electric - 5.10%					dated 08/26/14 - 11/19/14)
GDF Suez					Merrill Lynch Repurchase Agreement; 0.07%	23,000	23,000
0.17%, 08/25/2014(b)	6,400		6,399
0.19%, 10/06/2014(b)	6,000		5,998		dated 07/31/2014 maturing 08/01/2014
0.20%, 10/14/2014(b)	6,000		5,998		(collateralized by US Government
0.21%, 11/18/2014(b)	7,900		7,895		Securities; $23,460,000; 0.00%; dated
					08/14/14 - 08/15/31)

Oglethorpe 0.12%, 08/07/2014 Power Corp (b)	6,500		6,500				$71,965
0.16%, 08/28/2014(b)	8,000		7,999		TOTAL REPURCHASE AGREEMENTS		$71,965
Southern Co Funding Corp					Total Investments		$1,053,206
0.16%, 08/22/2014(b)	8,000		7,999		Other Assets in Excess of Liabilities, Net - 3.80%		$41,578
0.16%, 08/28/2014(b)	7,000		6,999		TOTAL NET ASSETS - 100.00%		$1,094,784
			$55,787

Insurance - 2.92%					(a)	Variable Rate. Rate shown is in effect at July 31, 2014.
Prudential Funding LLC (credit support from					(b)		Security exempt from registration under Rule 144A of the Securities Act of
Prudential Financial Inc)					1933. These securities may be resold in transactions exempt from
0.08%, 08/05/2014(d)	8,000		8,000		registration, normally to qualified institutional buyers. Unless otherwise
0.08%, 08/12/2014(d)	7,000		7,000		indicated, these securities are not considered illiquid. At the end of the
Prudential PLC					period, the value of these securities totaled $507,561 or 46.36% of net
0.17%, 08/18/2014(b)	7,000		6,999		assets.
0.18%, 08/29/2014(b)	7,000		6,999		(c) Security is Illiquid
0.21%, 01/15/2015(b)	3,000		2,997		(d)		Credit support indicates investments that benefit from credit enhancement
			$31,995		or liquidity support provided by a third party bank, institution, or
					government agency.
Machinery - Diversified - 0.55%					(e)	Security issued by foreign bank and denominated in USD.
John Deere Bank SA (credit support from
John Deere Capital Corp)
0.08%, 08/04/2014(b),(d)	6,000		6,000

Miscellaneous Manufacturing - 0.73%
General Electric Co
0.06%, 08/07/2014	8,000		8,000

Pharmaceuticals - 2.10%
Novartis Finance Corp (credit support from
Novartis AG)
0.06%, 08/01/2014(b),(d)	15,000		15,000

See accompanying notes

Schedule of Investments
Money Market Fund
July 31, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	65 .96%
Insured	5.35%
Asset Backed Securities	5.18%
Utilities	5.10%
Exchange Traded Funds	5.07%
Consumer, Non-cyclical	4.94%
Government	1.95%
Consumer, Cyclical	1.37%
Industrial	1.28%
Other Assets in Excess of Liabilities, Net	3.80%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2014 (unaudited)

COMMON STOCKS - 95.94%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 0.76%					Banks (continued)
BAE Systems PLC	135,715		$978		Commonwealth Bank of Australia	27,631		$2,131
Cobham PLC	47,421		234		Credit Agricole SA	373,480		5,053
Embraer SA ADR	476,700		18,134		Credit Suisse Group AG (a)	1,163,401		31,561
Finmeccanica SpA (a)	26,430		243		Danske Bank A/S	763,895		22,070
Thales SA	2,911		166		DBS Group Holdings Ltd	52,989		772
			$19,755		Deutsche Bank AG	58,355		1,996
					DNB ASA	1,306,197		23,148
Agriculture - 4.03%					Erste Group Bank AG	525,100		13,484
British American Tobacco PLC	665,662		38,996		Fukuoka Financial Group Inc	50,000		256
Imperial Tobacco Group PLC	684,295		29,627		Gunma Bank Ltd/The	24,000		141
Japan Tobacco Inc	46,500		1,635		Hachijuni Bank Ltd/The	28,000		172
KT&G Corp	278,094		26,865		Hang Seng Bank Ltd	37,700		639
Philip Morris International Inc	98,600		8,086		Hiroshima Bank Ltd/The	33,000		160
Swedish Match AB	4,530		148		HSBC Holdings PLC	2,782,566		29,809
			$105,357		HSBC Holdings PLC	921,084		9,875
Airlines - 1.17%					Intesa Sanpaolo SpA - RSP	59,751		160
ANA Holdings Inc	50,000		124		Iyo Bank Ltd/The	17,000		172
International Consolidated Airlines Group SA	4,390,094		24,403		Joyo Bank Ltd/The	44,000		234
(a)					KBC Groep NV (a)	247,625		13,423
Japan Airlines Co Ltd	3,800		210		Lloyds Banking Group PLC (a)	23,635,616		29,466
Ryanair Holdings PLC ADR(a)	111,600		5,913		Mitsubishi UFJ Financial Group Inc	609,300		3,593
			$30,650		Mizuho Financial Group Inc	1,073,300		2,084
					National Australia Bank Ltd	99,143		3,219
Apparel - 0.33%					Natixis	20,790		134
Yue Yuen Industrial Holdings Ltd	2,605,400		8,707		Nordea Bank AB	148,566		1,992
					Oversea-Chinese Banking Corp Ltd	122,000		974
Automobile Manufacturers - 3.66%					Resona Holdings Inc	102,900		573
Bayerische Motoren Werke AG	5,966		711		Shizuoka Bank Ltd/The	36,000		388
Daihatsu Motor Co Ltd	12,000		213		Skandinaviska Enskilda Banken AB	76,810		1,028
Daimler AG	614,335		50,694		Societe Generale SA	15,139		760
Honda Motor Co Ltd	76,300		2,656		Standard Chartered PLC	102,338		2,122
Nissan Motor Co Ltd	116,400		1,142		Sumitomo Mitsui Financial Group Inc	569,900		23,231
Peugeot SA (a)	445,188		6,640		Sumitomo Mitsui Trust Holdings Inc	140,070		610
Renault SA	6,158		514		Svenska Handelsbanken AB	25,238		1,216
Tata Motors Ltd ADR	127,600		5,017		Swedbank AB	38,313		982
					UBS AG (a)	2,009,331		34,523
Toyota Motor Corp	468,600		27,666
Volkswagen AG	1,905		439		United Overseas Bank Ltd	1,035,000		19,974
			$95,692		Westpac Banking Corp	155,695		4,951
					Yamaguchi Financial Group Inc	14,000		143
Automobile Parts & Equipment - 0.51%								$407,818
Aisin Seiki Co Ltd	12,300		478
Bridgestone Corp	14,600		527		Beverages - 0.05%
Cie Generale des Etablissements Michelin	9,563		1,049		Coca-Cola Amatil Ltd	36,696		313
Hankook Tire Co Ltd	196,130		10,735		Kirin Holdings Co Ltd	55,200		774
NHK Spring Co Ltd	3,600		35		Treasury Wine Estates Ltd	41,472		190
NOK Corp	6,200		127					$1,277
Stanley Electric Co Ltd	6,000		156		Building Materials - 0.70%
Sumitomo Rubber Industries Ltd	7,200		104		Asahi Glass Co Ltd	42,000		249
Toyoda Gosei Co Ltd	4,300		87		CRH PLC	726,150		16,899
Yokohama Rubber Co Ltd/The	9,000		78		CRH PLC	29,764		695
			$13,376		Fletcher Building Ltd	15,426		119
Banks - 15.58%					HeidelbergCement AG	5,908		438
Aozora Bank Ltd	69,000		235					$18,400
Australia & New Zealand Banking Group Ltd	133,092		4,155		Chemicals - 5.61%
Banco Bilbao Vizcaya Argentaria SA	124,243		1,527		Air Water Inc	10,000		160
Banco Santander SA	2,995,283		30,094		Akzo Nobel NV	630,682		45,424
Banco Santander SA - Rights (a),(b)	2,995,255		629
					Arkema SA	1,862		173
Bank Hapoalim BM	33,886		198		Asahi Kasei Corp	55,000		435
Bank Leumi Le-Israel BM (a)	30,601		120
					BASF SE	47,704		4,937
Bank of East Asia Ltd	85,366		364		Clariant AG (a)	666,497		12,408
Bank of Kyoto Ltd/The	23,000		209		Daicel Corp	19,000		192
Bank of Queensland Ltd	23,246		268		Givaudan SA (a)	10,371		16,963
Bank of Yokohama Ltd/The	77,000		438		Hitachi Chemical Co Ltd	6,700		118
Barclays PLC	12,154,195		46,073		Incitec Pivot Ltd	68,512		188
Bendigo and Adelaide Bank Ltd	27,802		327		K+S AG	11,557		354
BNP Paribas SA	516,092		34,245		Kaneka Corp	18,000		108
BOC Hong Kong Holdings Ltd	244,300		766		Koninklijke DSM NV	6,478		448
CaixaBank SA	74,026		445		Kuraray Co Ltd	23,100		303
Chiba Bank Ltd/The	48,000		349		Linde AG	108,916		22,214
Chugoku Bank Ltd/The	10,200		157		Lonza Group AG (a)	147,800		16,390

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Chemicals (continued)					Electrical Components & Equipment (continued)
Mitsubishi Chemical Holdings Corp	43,500		$190		Schneider Electric SE	182,765		$15,491
Shin-Etsu Chemical Co Ltd	392,200		24,876					$99,644
Sumitomo Chemical Co Ltd	48,000		182
Taiyo Nippon Sanso Corp	8,000		70		Electronics - 0.18%
Teijin Ltd	61,000		151		Hoya Corp	13,900		450
Yara International ASA	11,926		545		Ibiden Co Ltd	7,300		146
			$146,829		Kyocera Corp	13,600		659
					NEC Corp	158,000		610
Commercial Services - 0.05%					Nippon Electric Glass Co Ltd	25,000		140
Atlantia SpA	17,197		455		Toshiba Corp	170,000		756
Benesse Holdings Inc	1,500		56		Yokogawa Electric Corp	162,000		2,040
Dai Nippon Printing Co Ltd	37,000		380					$4,801
Securitas AB	20,345		237
Toppan Printing Co Ltd	37,000		282		Engineering & Construction - 2.43%
					ABB Ltd (a)	470,200		10,814
			$1,410		ABB Ltd ADR(a)	222,800		5,124
Computers - 0.01%					ACS Actividades de Construccion y Servicios	11,772		515
Cap Gemini SA	4,579		332		SA
					Aker Solutions ASA	9,935		147
					Auckland International Airport Ltd	30,514		99
Consumer Products - 0.01%					Balfour Beatty PLC	1,870,504		7,507
Husqvarna AB	26,116		206		Ferrovial SA	17,108		358
					JGC Corp	477,000		14,454
Distribution & Wholesale - 2.34%					Leighton Holdings Ltd	6,508		132
ITOCHU Corp	1,512,700		19,261		Sembcorp Industries Ltd	2,303,000		10,085
Jardine Cycle & Carriage Ltd	598,100		22,225		Skanska AB	25,492		530
Marubeni Corp	78,000		548		Tecnicas Reunidas SA	213,743		12,015
Mitsubishi Corp	68,000		1,433		Vinci SA	22,938		1,583
Mitsui & Co Ltd	84,500		1,355		WorleyParsons Ltd	13,261		218
Sumitomo Corp	1,220,800		16,088					$63,581
Toyota Tsusho Corp	14,200		395
			$61,305		Entertainment - 0.02%
					Tabcorp Holdings Ltd	50,381		163
Diversified Financial Services - 1.46%					Tatts Group Ltd	95,499		313
ASX Ltd	12,405		414					$476
Daiwa Securities Group Inc	70,000		588
Deutsche Boerse AG	241,100		17,454		Food - 1.93%
					Aryzta AG (a)	2,795		253
Nomura Holdings Inc	81,400		514
Old Mutual PLC	250,884		825		Casino Guichard Perrachon SA	72,719		8,764
					Charoen Pokphand Foods PCL (b)	5,758,100		4,762
ORIX Corp	60,600		980
Shinhan Financial Group Co Ltd	353,885		17,478		Dairy Crest Group PLC	1,296,693		9,177
			$38,253		Delhaize Group SA	6,718		438
					J Sainsbury PLC	82,349		434
Electric - 1.87%					Koninklijke Ahold NV	47,363		826
AGL Energy Ltd	35,519		484		Marine Harvest ASA	356,154		4,845
Chugoku Electric Power Co Inc/The	19,900		264		Metcash Ltd	59,088		160
CLP Holdings Ltd	93,000		774		Nestle SA	47,541		3,520
Contact Energy Ltd	23,771		112		Nisshin Seifun Group Inc	13,600		159
E.ON SE	100,956		1,906		Nissin Foods Holdings Co Ltd	2,400		132
EDP - Energias de Portugal SA	113,377		531		Seven & I Holdings Co Ltd	12,300		512
Electric Power Development Co Ltd	7,800		251		Tesco PLC	342,534		1,486
Electricite de France SA	15,941		515		Toyo Suisan Kaisha Ltd	3,000		91
Enel SpA	313,387		1,784		Unilever NV - CVA	362,596		14,923
Fortum OYJ	21,695		558					$50,482
GDF Suez	578,510		14,916
Hokuriku Electric Power Co	10,800		140		Forest Products & Paper - 0.74%
Iberdrola SA	254,827		1,896		DS Smith PLC	4,092,451		18,047
Korea Electric Power Corp	503,550		20,780		Oji Holdings Corp	53,000		213
Power Assets Holdings Ltd	58,500		522		Svenska Cellulosa AB SCA	19,241		474
RWE AG	22,906		920		UPM-Kymmene OYJ	33,956		554
SP AusNet	112,032		139					$19,288
SSE PLC	45,947		1,128		Gas - 1.66%
Terna Rete Elettrica Nazionale SpA	98,449		518		Centrica PLC	248,620		1,295
Tohoku Electric Power Co Inc	29,000		317		Enagas SA	12,525		417
Tokyo Electric Power Co Inc (a)	92,700		362		Gas Natural SDG SA	17,106		525
			$48,817		National Grid PLC	1,783,270		25,400
Electrical Components & Equipment - 3.81%					Osaka Gas Co Ltd	121,000		503
Hitachi Ltd	4,708,000		36,490		Snam SpA	2,593,806		15,291
Legrand SA	442,352		24,531					$43,431
Mabuchi Motor Co Ltd	291,800		23,013		Hand & Machine Tools - 0.64%
Osram Licht AG (a)	2,933		119		Sandvik AB	1,304,200		16,405

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Hand & Machine Tools (continued)					Iron & Steel (continued)
Techtronic Industries Co	88,000		$264		Kobe Steel Ltd	195,000		$318
			$16,669		Nippon Steel & Sumitomo Metal Corp	375,000		1,132
					Voestalpine AG	7,520		331
Healthcare - Products - 0.00%								$12,149
Cochlear Ltd	1,279		75
					Leisure Products & Services - 0.64%
					Carnival PLC	461,459		16,623
Holding Companies - Diversified - 0.48%					Yamaha Corp	10,700		163
China Merchants Holdings International Co	3,120,000		10,515
Ltd								$16,786
Keppel Corp Ltd	71,000		622		Lodging - 0.01%
NWS Holdings Ltd	96,000		178		Wynn Macau Ltd	34,800		148
Swire Pacific Ltd	44,500		573
Wharf Holdings Ltd/The	97,000		773
			$12,661		Machinery - Construction & Mining - 1.07%
					Hitachi Construction Machinery Co Ltd	7,100		145
Home Builders - 0.14%					Joy Global Inc	242,200		14,353
Brookfield Incorporacoes SA (a)	3,442,200		2,291		Komatsu Ltd	613,900		13,614
Daiwa House Industry Co Ltd	27,000		548					$28,112
Persimmon PLC (a)	9,762		206
Sekisui Chemical Co Ltd	18,000		216		Machinery - Diversified - 1.38%
Sekisui House Ltd	34,600		454		Amada Co Ltd	1,900,900		18,464
			$3,715		CNH Industrial NV	39,323		363
					Metso OYJ	4,832		190
Home Furnishings - 0.04%					Mitsubishi Heavy Industries Ltd	97,000		632
Electrolux AB	15,861		393		OC Oerlikon Corp AG (a)	374,000		5,047
Matsushita Electric Industrial Co Ltd	51,700		645		Sumitomo Heavy Industries Ltd	13,000		64
			$1,038		Teco Electric and Machinery Co Ltd	8,907,600		11,291

Insurance - 7.05%								$36,051
Admiral Group PLC	12,677		311		Media - 1.78%
Aegon NV	2,416,744		19,599		Axel Springer SE	2,609		147
Ageas	14,485		520		Lagardere SCA	7,150		213
Allianz SE	22,328		3,717		Pearson PLC	40,113		771
Assicurazioni Generali SpA	58,339		1,218		ProSiebenSat.1 Media AG	14,288		599
Aviva PLC	2,799,154		23,689		Reed Elsevier NV	1,942,119		43,718
AXA SA	626,201		14,387		RTL Group SA	2,479		252
Baloise Holding AG	3,066		369		Singapore Press Holdings Ltd	67,000		223
CNP Assurances	11,153		219		Wolters Kluwer NV	20,254		561
Delta Lloyd NV	910,872		21,040					$46,484
Direct Line Insurance Group PLC	99,735		479
Gjensidige Forsikring ASA	13,417		259		Metal Fabrication & Hardware - 0.00%
Hannover Rueck SE	3,855		329		Maruichi Steel Tube Ltd	3,100		86
Helvetia Holding AG	9,700		4,726
ING Groep NV (a)	1,926,421		25,019		Mining - 1.04%
Insurance Australia Group Ltd	98,631		574		Anglo American PLC	57,952		1,556
Legal & General Group PLC	289,424		1,142		Antofagasta PLC	25,459		346
Mapfre SA	59,198		228		BHP Billiton PLC	110,631		3,774
MS&AD Insurance Group Holdings Inc	23,100		526		Glencore PLC	223,719		1,352
Muenchener Rueckversicherungs AG	8,772		1,861		Mitsubishi Materials Corp	72,000		262
Sampo Oyj	22,335		1,109		Newcrest Mining Ltd (a)	49,005		490
SCOR SE	9,915		319		Orica Ltd	23,540		475
Standard Life PLC	96,230		606		Rio Tinto Ltd	20,373		1,238
Swiss Life Holding AG (a)	60,759		14,051		Rio Tinto PLC	299,921		17,142
Swiss Re AG (a)	17,595		1,496		Sumitomo Metal Mining Co Ltd	34,000		566
T&D Holdings Inc	37,700		473					$27,201
Tokio Marine Holdings Inc	31,500		991
Tryg A/S	1,375		139		Miscellaneous Manufacturing - 2.54%
UnipolSai SpA	57,942		175		ALS Ltd	25,262		181
Zurich Insurance Group AG (a)	154,939		45,011		FUJIFILM Holdings Corp	21,700		620
			$184,582		Konica Minolta Inc	31,000		331
					Nikon Corp	1,581,200		24,524
Internet - 0.00%					Orkla ASA	1,459,407		13,210
SBI Holdings Inc/Japan	8,400		98		Siemens AG	223,567		27,609
								$66,475

Investment Companies - 0.01%					Office & Business Equipment - 0.74%
BGP Holdings PLC (a),(b),(c)	738,711		—		Canon Inc	577,300		18,886
Pargesa Holding SA	2,036		172		Ricoh Co Ltd	44,000		504
			$172					$19,390

Iron & Steel - 0.46%					Oil & Gas - 7.45%
ArcelorMittal	639,026		9,703		BG Group PLC	1,163,158		22,937
JFE Holdings Inc	31,500		665		BP PLC	3,982,896		32,436

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)			REITS (continued)
CNOOC Ltd	15,645,000	$27,674	Dexus Property Group	354,350		$389
Eni SpA	640,720	16,304	Federation Centres	91,479		218
Idemitsu Kosan Co Ltd	5,600	114	Fonciere Des Regions	1,842		185
Imperial Oil Ltd	295,700	15,174	GPT Group/The	111,140		418
Inpex Corp	41,200	611	Hammerson PLC	46,751		473
JX Holdings Inc	104,810	539	Intu Properties PLC	58,810		325
Repsol SA	37,465	934	Japan Prime Realty Investment Corp	51		176
Royal Dutch Shell PLC - A Shares	526,246	21,637	Japan Retail Fund Investment Corp	152		335
Royal Dutch Shell PLC - A Shares	603,872	24,833	Land Securities Group PLC	40,894		717
Royal Dutch Shell PLC - B Shares	104,161	4,485	Link REIT/The	1,971,440		11,185
Seadrill Ltd	15,512	557	Scentre Group (a)	285,347		902
Showa Shell Sekiyu KK	4,200	47	Segro PLC	48,674		293
Statoil ASA	74,942	2,141	Stockland	151,213		566
Total SA	353,275	22,785	Unibail-Rodamco SE	4,097		1,100
Transocean Ltd	14,939	600	Westfield Corp	83,155		578
Woodside Petroleum Ltd	30,847	1,211				$19,414

		$195,019	Retail - 0.56%
Oil & Gas Services - 1.25%			Aeon Co Ltd	38,900		437
Fugro NV	4,756	183	Harvey Norman Holdings Ltd	22,073		62
Technip SA	350,743	32,400	Kering	3,190		683
		$32,583	Kingfisher PLC	100,533		508
			Marks & Spencer Group PLC	68,723		497
Packaging & Containers - 0.51%			Rallye SA	240,519		12,068
Rexam PLC	1,554,309	13,103	Shimamura Co Ltd	1,500		149
Toyo Seikan Group Holdings Ltd	10,500	163	Takashimaya Co Ltd	17,000		156
		$13,266	Yamada Denki Co Ltd	59,100		210
Pharmaceuticals - 9.62%						$14,770
Alfresa Holdings Corp	2,700	161	Semiconductors - 0.01%
AstraZeneca PLC	52,649	3,844	Rohm Co Ltd	6,400		361
Bayer AG	170,245	22,456
Chugai Pharmaceutical Co Ltd	5,000	167
Eisai Co Ltd	10,600	449	Shipbuilding - 0.39%
GlaxoSmithKline PLC	902,000	21,737	Sembcorp Marine Ltd	3,046,000		10,081
Kyowa Hakko Kirin Co Ltd	15,000	206	Yangzijiang Shipbuilding Holdings Ltd	128,000		111
Medipal Holdings Corp	9,800	124				$10,192
Mitsubishi Tanabe Pharma Corp	15,000	218
Novartis AG	894,572	77,827	Software - 0.77%
Orion OYJ	6,366	236	Amadeus IT Holding SA	8,596		338
Otsuka Holdings Co Ltd	16,800	535	SAP SE	252,179		19,819
Roche Holding AG	104,378	30,291				$20,157
Sanofi	697,116	73,191	Telecommunications - 6.60%
Taisho Pharmaceutical Holdings Co Ltd	1,000	71	Belgacom SA	9,975		326
Takeda Pharmaceutical Co Ltd	36,500	1,665	Bezeq The Israeli Telecommunication Corp	127,968		238
Teva Pharmaceutical Industries Ltd	19,987	1,070	Ltd
Teva Pharmaceutical Industries Ltd ADR	326,100	17,446	BT Group PLC	210,794		1,380
		$251,694	China Mobile Ltd	3,251,341		35,526
			Deutsche Telekom AG	166,054		2,695
Real Estate - 0.22%			Elisa OYJ	9,162		262
Cheung Kong Holdings Ltd	65,500	1,265	HKT Trust and HKT Ltd	169,920		201
Deutsche Wohnen AG	9,167	198
Hang Lung Properties Ltd	144,000	445	Inmarsat PLC	13,644		167
			KDDI Corp	673,800		38,732
Henderson Land Development Co Ltd	69,000	438	Nippon Telegraph & Telephone Corp	18,400		1,222
Hysan Development Co Ltd	41,000	196
IMMOFINANZ AG (a)	61,351	194	NTT DOCOMO Inc	64,600		1,133
Kerry Properties Ltd	43,000	157	Orange SA	98,818		1,547
Lend Lease Group	36,120	451	PCCW Ltd	276,948		170
			Singapore Telecommunications Ltd	373,000		1,213
New World Development Co Ltd	329,936	416	SK Telecom Co Ltd	134,328		34,482
Nomura Real Estate Holdings Inc	4,100	76
Sino Land Co Ltd	196,000	337	Swisscom AG	1,242		690
Sun Hung Kai Properties Ltd	78,383	1,190	TDC A/S	1,941,914		19,591
Swiss Prime Site AG (a)	2,311	183	Telecom Corp of New Zealand Ltd	126,374		304
			Telecom Italia SpA (a)	536,285		618
Wheelock & Co Ltd	61,000	308	Telecom Italia SpA - RSP	385,273		360
		$5,854	Telefonica SA	173,283		2,825
REITS - 0.74%			Telekomunikasi Indonesia Persero Tbk PT	13,819,600		3,140
Ascendas Real Estate Investment Trust	136,000	254	Telenor ASA	40,413		930
British Land Co PLC/The	49,670	588	TeliaSonera AB	100,313		751
CapitaCommercial Trust	132,000	176	Vivendi SA (a)	50,783		1,275
CapitaMall Trust	158,000	249	Vodafone Group PLC	6,907,926		23,004
CFS Retail Property Trust Group	142,969	287				$172,782

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2014 (unaudited)

						Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)		Country		Percent
					United Kingdom			17 .25%
Transportation - 0.66%						Japan		13 .53%
AP Moeller - Maersk A/S - A shares	180		$404			Switzerland		11 .97%
AP Moeller - Maersk A/S - B shares	282		657			France		10 .52%
Central Japan Railway Co	7,200		1,023			Netherlands		8.96%
East Japan Railway Co	10,400		833			Germany		7.08%
Hutchison Port Holdings Trust	373,000		278			United States		4.84%
Kamigumi Co Ltd	15,000		143			Korea, Republic Of		4.22%
Keio Corp	13,000		104			Hong Kong		3.11%
Mitsui OSK Lines Ltd	73,000		271			Singapore		2.58%
MTR Corp Ltd	93,500		367			Spain		2.02%
Nippon Express Co Ltd	56,000		271			Norway		1.72%
Nippon Yusen KK	108,000		309			Denmark		1.64%
PostNL NV (a)	2,364,473		11,800			Italy		1.42%
Toll Holdings Ltd	43,556		219			China		1.06%
West Japan Railway Co	10,900		494			Sweden		0.96%
			$17,173			Australia		0.95%
						Ireland		0.90%
Water - 0.23%						Brazil		0.78%
Guangdong Investment Ltd	4,890,900		5,485			Israel		0.73%
United Utilities Group PLC	43,693		655			Canada		0.58%
			$6,140			Belgium		0.56%
TOTAL COMMON STOCKS			$2,511,184			Austria		0.53%
INVESTMENT COMPANIES - 3.34%	Shares Held	Value	(000	's)		Taiwan, Province Of China		0.43%
Publicly Traded Investment Fund - 3.34%						Luxembourg		0.38%
BlackRock Liquidity Funds TempFund	54,028,566		54,029			India		0.19%
Portfolio						Thailand		0.18%
Goldman Sachs Financial Square Funds -	32,580,624		32,581			Indonesia		0.12%
Money Market Fund						Finland		0.11%
JP Morgan Prime Money Market Fund	926,337		926			Bermuda		0.02%
			$87,536			New Zealand		0.02%
TOTAL INVESTMENT COMPANIES			$87,536			Portugal		0.02%
						Macao		0.01%
PREFERRED STOCKS - 0.11%	Shares Held	Value	(000	's)		Other Assets in Excess of Liabilities, Net		0.61%
Automobile Manufacturers - 0.11%					TOTAL NET ASSETS			100.00%
Bayerische Motoren Werke AG	3,593		340
Porsche Automobil Holding SE	6,434		601
Volkswagen AG	7,961		1,849
			$2,790
TOTAL PREFERRED STOCKS			$2,790
Total Investments			$2,601,510
Other Assets in Excess of Liabilities, Net - 0.61%			$16,048
TOTAL NET ASSETS - 100.00%			$2,617,558

(a) Non-Income Producing Security
(b)			Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $5,391 or 0.21% of net assets.
(c) Security is Illiquid

Futures Contracts

								Unrealized
Type	Long/Short				Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2014	Long		680			$66,628	$65,117	$(1,511)
S&P 500 Emini; September 2014	Long		289			27,873	27,813	(60)
Total								$(1,571)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2014 (unaudited)

COMMON STOCKS - 97.66%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.06%			Consumer Products - 1.12%
Boeing Co/The	231,267	$27,863	Kimberly-Clark Corp	74,040		$7,690
Northrop Grumman Corp	95,067	11,719	Tupperware Brands Corp	144,999		10,553
Teledyne Technologies Inc (a)	111,454	10,165	WD-40 Co	130,675		8,724
		$49,747				$26,967

Airlines - 0.34%			Cosmetics & Personal Care - 0.75%
Alaska Air Group Inc	104,254	4,584	Procter & Gamble Co/The	234,735		18,150
Cathay Pacific Airways Ltd ADR	398,175	3,727

		$8,311	Distribution & Wholesale - 0.43%
Apparel - 1.93%			Pool Corp	188,423		10,318
Nike Inc	451,069	34,791
Ralph Lauren Corp	75,465	11,762	Diversified Financial Services - 3.56%
		$46,553	Ameriprise Financial Inc	87,749		10,495
Automobile Manufacturers - 1.02%			Charles Schwab Corp/The	961,254		26,675
Nissan Motor Co Ltd ADR	119,398	2,348	FNF Group	323,395		8,767
PACCAR Inc	357,849	22,283	Franklin Resources Inc	534,152		28,924
		$24,631	T Rowe Price Group Inc	144,769		11,243
						$86,104
Automobile Parts & Equipment - 1.31%
Autoliv Inc	117,419	11,684	Electric - 1.00%
Johnson Controls Inc	425,497	20,101	Duke Energy Corp	120,808		8,714
		$31,785	Edison International	191,750		10,508
			Xcel Energy Inc	164,291		5,060
Banks - 7.04%						$24,282
City National Corp/CA	136,732	10,289
East West Bancorp Inc	309,377	10,537	Electronics - 2.29%
Goldman Sachs Group Inc/The	65,872	11,387	FEI Co	75,543		5,786
JP Morgan Chase & Co	485,233	27,983	FLIR Systems Inc	112,824		3,755
PNC Financial Services Group Inc/The	179,029	14,781	Thermo Fisher Scientific Inc	134,442		16,335
State Street Corp	152,370	10,733	Trimble Navigation Ltd (a)	272,452		8,419
SVB Financial Group (a)	113,005	12,320	Waters Corp (a)	202,671		20,964
US Bancorp/MN	560,683	23,566				$55,259
Wells Fargo & Co	952,183	48,466	Engineering & Construction - 0.65%
		$170,062	Granite Construction Inc	155,279		5,054
Beverages - 1.69%			Jacobs Engineering Group Inc (a)	209,535		10,647
AMBEV SA ADR	715,010	4,926				$15,701
Brown-Forman Corp	129,944	11,260	Environmental Control - 0.62%
Coca-Cola Co/The	426,798	16,769	Darling Ingredients Inc (a)	112,629		2,108
PepsiCo Inc	89,087	7,848	Energy Recovery Inc (a)	90,107		404
		$40,803	Waste Connections Inc	263,240		12,462
Biotechnology - 1.18%						$14,974
Gilead Sciences Inc (a)	311,486	28,517
			Food - 2.10%
			Dairy Farm International Holdings Ltd ADR	167,874		8,973
Building Materials - 0.47%			General Mills Inc	264,706		13,275
Apogee Enterprises Inc	251,725	8,168	Kroger Co/The	369,123		18,080
Simpson Manufacturing Co Inc	107,557	3,271	McCormick & Co Inc/MD	158,317		10,414
		$11,439				$50,742

Chemicals - 3.01%			Gas - 1.59%
Axiall Corp	133,159	5,703	Sempra Energy	386,369		38,525
EI du Pont de Nemours & Co	241,280	15,517
FMC Corp	165,760	10,811	Healthcare - Products - 1.83%
International Flavors & Fragrances Inc	152,748	15,426	Becton Dickinson and Co	119,593		13,902
PPG Industries Inc	65,934	13,079	Edwards Lifesciences Corp (a)	76,172		6,875
Sigma-Aldrich Corp	121,714	12,222	Medtronic Inc	104,426		6,447
		$72,758	Techne Corp	85,859		8,012
Commercial Services - 0.66%			Varian Medical Systems Inc (a)	110,713		9,095
Robert Half International Inc	152,299	7,409				$44,331
TrueBlue Inc (a)	315,047	8,503
			Healthcare - Services - 1.26%
		$15,912	DaVita HealthCare Partners Inc (a)	190,551		13,423
Computers - 5.46%			Universal Health Services Inc	160,360		17,094
Apple Inc	820,005	78,368				$30,517
EMC Corp/MA	745,772	21,851	Insurance - 2.45%
International Business Machines Corp	136,892	26,238	ACE Ltd	147,744		14,789
Teradata Corp (a)	128,753	5,428
			HCC Insurance Holdings Inc	397,384		18,550
		$131,885	MetLife Inc	186,530		9,812
			StanCorp Financial Group Inc	55,059		3,322

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)			Pharmaceuticals (continued)
XL Group PLC	396,344	$12,778	McKesson Corp	193,085		$37,045
		$59,251	Teva Pharmaceutical Industries Ltd ADR	138,652		7,418
			VCA Inc (a)	202,007		7,533
Internet - 2.92%						$155,087
Amazon.com Inc (a)	60,293	18,871
eBay Inc (a)	299,842	15,832	REITS - 2.97%
Google Inc - A Shares (a)	31,477	18,242	Alexandria Real Estate Equities Inc	174,061		13,681
Google Inc - C Shares (a)	30,882	17,652	Annaly Capital Management Inc	148,444		1,648
		$70,597	Essex Property Trust Inc	52,789		10,007
			HCP Inc	305,179		12,674
Iron & Steel - 0.93%			Plum Creek Timber Co Inc	111,875		4,628
Reliance Steel & Aluminum Co	196,770	13,429	Sabra Health Care REIT Inc	166,234		4,605
Schnitzer Steel Industries Inc	334,768	8,942	Ventas Inc	146,370		9,294
		$22,371	Weyerhaeuser Co	488,309		15,294
Leisure Products & Services - 0.56%						$71,831
Carnival Corp	161,861	5,863	Retail - 5.74%
Harley-Davidson Inc	125,303	7,746	Copart Inc (a)	398,681		13,308
		$13,609	Costco Wholesale Corp	314,883		37,011
Lodging - 0.09%			CVS Caremark Corp	251,649		19,216
Red Lion Hotels Corp (a)	418,430	2,293	Home Depot Inc/The	165,158		13,353
			Nordstrom Inc	385,355		26,678
			Starbucks Corp	374,327		29,078
Machinery - Construction & Mining - 0.36%						$138,644
Caterpillar Inc	86,050	8,670
			Savings & Loans - 0.58%
			Washington Federal Inc	672,480		14,095
Machinery - Diversified - 0.87%
AGCO Corp	69,657	3,393
Deere & Co	207,181	17,633	Semiconductors - 3.71%
		$21,026	Altera Corp	309,670		10,132
			Applied Materials Inc	567,221		11,889
Media - 2.61%			Avago Technologies Ltd	114,302		7,930
Discovery Communications Inc - A Shares (a)	80,651	6,872
			Intel Corp	527,325		17,871
Viacom Inc	219,136	18,116	Lam Research Corp	201,221		14,086
Walt Disney Co/The	443,149	38,058	Microchip Technology Inc	337,534		15,196
		$63,046	Qualcomm Inc	171,523		12,641
Metal Fabrication & Hardware - 0.57%						$89,745
Precision Castparts Corp	60,437	13,828	Software - 6.18%
			Actuate Corp (a)	405,906		1,713
Mining - 0.49%			Adobe Systems Inc (a)	479,193		33,117
Freeport-McMoRan Inc	319,875	11,906	Autodesk Inc (a)	170,674		9,106
			Fair Isaac Corp	189,154		10,810
			Informatica Corp (a)	146,609		4,651
Miscellaneous Manufacturing - 1.89%			Microsoft Corp	1,017,663		43,922
AptarGroup Inc	172,499	10,540	Omnicell Inc (a)	206,361		5,654
Crane Co	151,012	10,361	Oracle Corp	763,070		30,820
General Electric Co	981,472	24,684	Tyler Technologies Inc (a)	106,201		9,636
		$45,585				$149,429

Oil & Gas - 8.30%			Telecommunications - 3.03%
Apache Corp	276,708	28,407	AT&T Inc	487,772		17,360
Chevron Corp	361,820	46,762	China Mobile Ltd ADR	217,321		11,842
Devon Energy Corp	247,763	18,706	Cisco Systems Inc	488,543		12,326
Energen Corp	141,848	11,579	Corning Inc	575,937		11,317
Exxon Mobil Corp	528,187	52,259	Polycom Inc (a)	351,515		4,506
HollyFrontier Corp	129,439	6,085	Verizon Communications Inc	317,571		16,012
Occidental Petroleum Corp	297,953	29,113				$73,363
Total SA ADR	118,530	7,645
		$200,556	Toys, Games & Hobbies - 0.69%
			Hasbro Inc	151,181		7,553
Oil & Gas Services - 0.80%			Mattel Inc	256,997		9,104
Natural Gas Services Group Inc (a)	258,057	8,051
						$16,657
Schlumberger Ltd	103,599	11,229
		$19,280	Transportation - 1.61%
			Expeditors International of Washington Inc	430,509		18,589
Pharmaceuticals - 6.42%			Union Pacific Corp	207,728		20,422
Abbott Laboratories	298,898	12,590				$39,011
AbbVie Inc	317,944	16,641
Actavis PLC (a)	43,330	9,284	Trucking & Leasing - 0.34%
Allergan Inc/United States	171,220	28,398	Greenbrier Cos Inc/The	125,817		8,109
Bristol-Myers Squibb Co	291,647	14,763
Johnson & Johnson	213,955	21,415

See accompanying notes

		Schedule of Investments
	Principal Capital Appreciation Fund
		July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Water - 0.18%
California Water Service Group	190,343	$4,334

TOTAL COMMON STOCKS		$2,360,596
INVESTMENT COMPANIES - 2.29%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 2.29%
JP Morgan US Government Money Market	55,427,227	55,427
Fund

TOTAL INVESTMENT COMPANIES		$55,427
Total Investments		$2,416,023
Other Assets in Excess of Liabilities, Net - 0.05%		$1,312
TOTAL NET ASSETS - 100.00%		$2,417,335

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		17 .01%
Financial		16 .60%
Technology		15 .35%
Consumer, Cyclical		12 .11%
Industrial		11 .73%
Energy		9.10%
Communications		8.56%
Basic Materials		4.43%
Utilities		2.77%
Exchange Traded Funds		2.29%
Other Assets in Excess of Liabilities, Net		0.05%
TOTAL NET ASSETS		100.00%

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2010 Fund
			July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.50%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.50%
Bond & Mortgage Securities Fund (a)	17,333,215		$189,799
Bond Market Index Fund (a)	14,488,999		158,075
Core Plus Bond Fund I (a)	16,595,473		184,542
Diversified International Fund (a)	6,211,184		75,901
Diversified Real Asset Fund (a)	4,928,687		63,679
Equity Income Fund (a)	3,317,523		84,033
Global Diversified Income Fund (a)	5,677,889		84,089
Global Multi-Strategy Fund (a)	4,036,115		44,518
Global Opportunities Fund (a)	2,105,559		27,351
High Yield Fund I (a)	4,237,581		44,664
Inflation Protection Fund (a)	9,731,445		85,637
International Emerging Markets Fund (a)	955,356		24,447
LargeCap Growth Fund I (a)	7,271,139		94,234
LargeCap S&P 500 Index Fund (a)	4,668,095		63,813
LargeCap Value Fund (a)	2,625,241		35,362
LargeCap Value Fund III (a)	4,176,480		63,190
MidCap Fund (a)	3,205,714		68,346
Overseas Fund (a)	6,267,855		74,963
Short-Term Income Fund (a)	10,846,738		132,656
SmallCap Growth Fund I (a)	1,633,666		21,826
SmallCap Value Fund II (a)	1,780,378		24,195
			$1,645,320
TOTAL INVESTMENT COMPANIES			$1,645,320
Total Investments			$1,645,320
Other Assets in Excess of Liabilities, Net - 0.50%			$8,301
TOTAL NET ASSETS - 100.00%			$1,653,621

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			48 .10%
Domestic Equity Funds			27 .51%
International Equity Funds			12 .26%
Specialty Funds			11 .63%
Other Assets in Excess of Liabilities, Net			0.50%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	July 31, 2014 July 31, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	16,912,575	$182,662	1,718,143	$18,626	1,297,503	$14,064	17,333,215	$187,237
Bond Market Index Fund	13,572,181	144,920	2,569,007	27,517	1,652,189	17,853	14,488,999	154,552
Core Plus Bond Fund I	16,352,593	172,513	1,732,245	19,008	1,489,365	16,484	16,595,473	175,073
Diversified International Fund	6,493,839	92,839	245,880	2,913	528,535	6,341	6,211,184	89,444
Diversified Real Asset Fund	5,171,451	53,431	216,833	2,642	459,597	5,743	4,928,687	50,706
Equity Income Fund	3,679,519	69,686	123,275	3,039	485,271	11,963	3,317,523	62,721
Global Diversified Income Fund	5,866,439	66,580	319,810	4,601	508,360	7,370	5,677,889	64,030
Global Multi-Strategy Fund	4,303,645	44,480	135,831	1,474	403,361	4,402	4,036,115	41,636
Global Opportunities Fund	2,472,329	26,927	54,389	674	421,159	5,252	2,105,559	22,778
High Yield Fund I	4,279,682	41,131	347,819	3,698	389,920	4,161	4,237,581	40,685
Inflation Protection Fund	8,790,610	71,070	1,832,574	15,560	891,739	7,653	9,731,445	79,032
International Emerging Markets Fund	1,007,764	28,102	26,278	634	78,686	1,914	955,356	26,762
LargeCap Growth Fund I	8,622,634	67,544	682,780	8,524	2,034,275	25,802	7,271,139	56,376
LargeCap S&P 500 Index Fund	5,668,763	57,683	187,065	2,409	1,187,733	15,458	4,668,095	46,701
LargeCap Value Fund	2,873,977	26,210	349,609	4,490	598,345	7,871	2,625,241	22,875
LargeCap Value Fund I	1,521,332	12,435	—	—	1,521,332	22,229	—	—
LargeCap Value Fund III	3,160,600	42,130	1,672,677	23,359	656,797	9,613	4,176,480	56,239
MidCap Fund	4,050,778	59,871	155,620	3,154	1,000,684	20,577	3,205,714	47,229
Overseas Fund	6,656,662	59,777	564,717	6,574	953,524	11,294	6,267,855	56,056
Short-Term Income Fund	10,446,363	125,420	1,379,039	16,871	978,664	11,984	10,846,738	130,358
SmallCap Growth Fund I	1,682,299	16,540	212,441	2,940	261,074	3,675	1,633,666	15,847
SmallCap Value Fund II	1,751,880	13,558	149,802	2,022	121,304	1,676	1,780,378	14,027

		$1,475,509		$170,729		$233,379		$1,440,364

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$3,752			$13			$—
Bond Market Index Fund		3,363			(32)			—
Core Plus Bond Fund I		4,349			36			—
Diversified International Fund		1,504			33			—
Diversified Real Asset Fund		1,172			376			195
Equity Income Fund		1,493			1,959			—
Global Diversified Income Fund		2,972			219			—
Global Multi-Strategy Fund		299			84			199
Global Opportunities Fund		171			429			—
High Yield Fund I		2,168			17			606
Inflation Protection Fund		163			55			1,206
International Emerging Markets Fund		207			(60)			—
LargeCap Growth Fund I		627			6,110			6,161
LargeCap S&P 500 Index Fund		1,193			2,067			—
LargeCap Value Fund		1,384			46			2,469
LargeCap Value Fund I		—			9,794			—
LargeCap Value Fund III		423			363			—
MidCap Fund		476			4,781			1,436
Overseas Fund		2,182			999			2,994
Short-Term Income Fund		1,677			51			68
SmallCap Growth Fund I		382			42			2,186
SmallCap Value Fund II		117			123			1,532
		$30,074			$27,505			$19,052
Amounts in thousands except shares

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2015 Fund
			July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.23%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.23%
Bond & Mortgage Securities Fund (a)	10,671,178		$116,850
Bond Market Index Fund (a)	8,280,219		90,337
Core Plus Bond Fund I (a)	10,084,091		112,135
Diversified International Fund (a)	4,489,358		54,860
Diversified Real Asset Fund (a)	3,327,241		42,988
Equity Income Fund (a)	1,775,356		44,970
Global Diversified Income Fund (a)	2,445,479		36,218
Global Multi-Strategy Fund (a)	2,532,740		27,936
Global Opportunities Fund (a)	2,793,220		36,284
High Yield Fund I (a)	2,149,364		22,654
Inflation Protection Fund (a)	5,291,172		46,562
International Emerging Markets Fund (a)	813,691		20,822
LargeCap Growth Fund I (a)	5,913,921		76,645
LargeCap S&P 500 Index Fund (a)	3,960,085		54,134
LargeCap Value Fund (a)	2,422,856		32,636
LargeCap Value Fund III (a)	3,545,431		53,642
MidCap Fund (a)	1,342,724		28,627
MidCap Growth Fund III (a)	833,355		10,134
MidCap Value Fund III (a)	550,290		11,006
Overseas Fund (a)	4,593,998		54,944
Short-Term Income Fund (a)	3,652,018		44,664
SmallCap Growth Fund I (a)	1,095,602		14,637
SmallCap Value Fund II (a)	1,127,309		15,320
			$1,049,005
TOTAL INVESTMENT COMPANIES			$1,049,005
Total Investments			$1,049,005
Other Assets in Excess of Liabilities, Net - 0.77%			$8,100
TOTAL NET ASSETS - 100.00%			$1,057,105

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			40 .98%
Domestic Equity Funds			32 .32%
International Equity Funds			15 .79%
Specialty Funds			10 .14%
Other Assets in Excess of Liabilities, Net			0.77%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	July 31, 2014 July 31, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,481,784	$93,606	1,764,206	$19,149	574,812	$6,227	10,671,178	$106,527
Bond Market Index Fund	7,925,538	86,155	1,144,719	12,268	790,038	8,539	8,280,219	89,881
Core Plus Bond Fund I	9,018,684	97,965	1,769,801	19,437	704,394	7,789	10,084,091	109,612
Diversified International Fund	4,430,512	40,392	350,504	4,194	291,658	3,506	4,489,358	41,080
Diversified Real Asset Fund	3,276,328	36,597	277,788	3,437	226,875	2,845	3,327,241	37,209
Equity Income Fund	1,917,674	37,161	136,193	3,376	278,511	6,880	1,775,356	34,210
Global Diversified Income Fund	2,379,572	30,991	265,039	3,836	199,132	2,895	2,445,479	31,939
Global Multi-Strategy Fund	2,525,267	26,229	207,294	2,260	199,821	2,184	2,532,740	26,311
Global Opportunities Fund	2,955,053	31,900	179,452	2,247	341,285	4,267	2,793,220	30,103
High Yield Fund I	2,038,675	18,870	271,383	2,891	160,694	1,714	2,149,364	20,047
Inflation Protection Fund	4,130,040	33,569	1,521,589	12,934	360,457	3,095	5,291,172	43,411
International Emerging Markets Fund	812,171	14,991	57,854	1,404	56,334	1,373	813,691	15,022
LargeCap Growth Fund I	6,410,235	49,065	756,804	9,527	1,253,118	15,923	5,913,921	43,765
LargeCap S&P 500 Index Fund	4,301,121	31,860	314,054	4,107	655,090	8,547	3,960,085	28,459
LargeCap Value Fund	2,482,382	20,176	408,707	5,301	468,233	6,155	2,422,856	19,469
LargeCap Value Fund I	1,208,086	9,775	—	—	1,208,086	17,644	—	—
LargeCap Value Fund III	2,551,791	34,016	1,482,687	20,812	489,047	7,170	3,545,431	47,841
MidCap Fund	1,463,506	21,709	114,870	2,361	235,652	4,849	1,342,724	19,828
MidCap Growth Fund III	899,175	6,234	234,951	2,816	300,771	3,661	833,355	5,566
MidCap Value Fund III	582,170	9,281	53,454	1,031	85,334	1,661	550,290	8,763
Overseas Fund	4,490,812	43,035	567,888	6,686	464,702	5,505	4,593,998	44,244
Short-Term Income Fund	2,859,375	34,553	1,045,345	12,791	252,702	3,094	3,652,018	44,250
SmallCap Growth Fund I	1,120,018	8,786	187,053	2,599	211,469	2,971	1,095,602	8,512
SmallCap Value Fund II	1,196,679	10,050	147,657	2,011	217,027	2,971	1,127,309	9,326

		$826,966		$157,475		$131,465		$865,375

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$2,197			$(1)			$—
Bond Market Index Fund		1,994			(3)			—
Core Plus Bond Fund I		2,430			(1)			—
Diversified International Fund		1,041			—			—
Diversified Real Asset Fund		753			20			125
Equity Income Fund		786			553			—
Global Diversified Income Fund		1,242			7			—
Global Multi-Strategy Fund		178			6			118
Global Opportunities Fund		207			223			—
High Yield Fund I		1,062			—			292
Inflation Protection Fund		78			3			574
International Emerging Markets Fund		169			—			—
LargeCap Growth Fund I		471			1,096			4,627
LargeCap S&P 500 Index Fund		915			1,039			—
LargeCap Value Fund		1,208			147			2,155
LargeCap Value Fund I		—			7,869			—
LargeCap Value Fund III		344			183			—
MidCap Fund		174			607			524
MidCap Growth Fund III		709			177			1,513
MidCap Value Fund III		205			112			231
Overseas Fund		1,490			28			2,042
Short-Term Income Fund		510			—			19
SmallCap Growth Fund I		257			98			1,469
SmallCap Value Fund II		81			236			1,057
		$18,501			$12,399			$14,746
Amounts in thousands except shares

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2020 Fund
			July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.72%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.72%
Bond & Mortgage Securities Fund (a)	58,582,819		$641,482
Bond Market Index Fund (a)	42,490,545		463,572
Core Plus Bond Fund I (a)	56,054,368		623,325
Diversified International Fund (a)	32,535,045		397,578
Diversified Real Asset Fund (a)	15,346,123		198,272
Equity Income Fund (a)	8,191,225		207,484
Global Diversified Income Fund (a)	9,857,206		145,985
Global Multi-Strategy Fund (a)	16,379,665		180,668
Global Opportunities Fund (a)	25,505,956		331,322
Global Real Estate Securities Fund (a)	23,869,762		216,021
High Yield Fund I (a)	12,323,516		129,890
Inflation Protection Fund (a)	25,810,126		227,129
International Emerging Markets Fund (a)	7,055,364		180,547
LargeCap Growth Fund I (a)	45,256,755		586,528
LargeCap S&P 500 Index Fund (a)	30,447,896		416,223
LargeCap Value Fund (a)	21,361,263		287,736
LargeCap Value Fund III (a)	31,935,021		483,177
MidCap Fund (a)	4,784,921		102,014
MidCap Growth Fund III (a)	10,661,222		129,640
MidCap Value Fund III (a)	6,691,579		133,832
Overseas Fund (a)	34,078,486		407,579
Short-Term Income Fund (a)	4,939,436		60,409
SmallCap Growth Fund I (a)	8,439,861		112,756
SmallCap Value Fund II (a)	9,020,770		122,592
			$6,785,761
TOTAL INVESTMENT COMPANIES			$6,785,761
Total Investments			$6,785,761
Other Assets in Excess of Liabilities, Net - 0.28%			$19,190
TOTAL NET ASSETS - 100.00%			$6,804,951

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			37 .95%
Fixed Income Funds			31 .54%
International Equity Funds			22 .52%
Specialty Funds			7.71%
Other Assets in Excess of Liabilities, Net			0.28%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	July 31, 2014 July 31, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	52,579,398	$565,913	8,146,378	$88,525	2,142,957	$23,254	58,582,819	$631,184
Bond Market Index Fund	41,552,382	445,636	2,889,758	30,926	1,951,595	21,051	42,490,545	455,507
Core Plus Bond Fund I	50,769,311	547,303	7,386,486	81,294	2,101,429	23,255	56,054,368	605,342
Diversified International Fund	31,930,860	433,450	1,751,765	20,891	1,147,580	13,807	32,535,045	440,612
Diversified Real Asset Fund	15,027,484	159,865	925,973	11,404	607,334	7,589	15,346,123	163,707
Equity Income Fund	8,462,241	161,328	434,993	10,778	706,009	17,344	8,191,225	155,944
Global Diversified Income Fund	9,518,879	129,226	756,519	10,935	418,192	6,065	9,857,206	134,097
Global Multi-Strategy Fund	14,533,042	150,772	2,496,273	27,137	649,650	7,094	16,379,665	170,829
Global Opportunities Fund	25,390,298	275,752	1,012,576	12,672	896,918	11,265	25,505,956	277,258
Global Real Estate Securities Fund	24,907,807	186,296	2,080,626	17,371	3,118,671	26,619	23,869,762	178,061
High Yield Fund I	8,924,950	82,828	3,819,812	40,763	421,246	4,497	12,323,516	119,094
Inflation Protection Fund	19,586,956	171,798	7,145,668	60,917	922,498	7,924	25,810,126	224,784
International Emerging Markets Fund	7,000,056	176,724	349,002	8,436	293,694	7,198	7,055,364	177,961
LargeCap Growth Fund	2,424,277	12,405	281,651	3,019	2,705,928	28,453	—	—
LargeCap Growth Fund I	47,160,911	371,702	4,551,780	57,117	6,455,936	80,408	45,256,755	354,050
LargeCap S&P 500 Index Fund	34,168,839	320,469	1,676,768	21,831	5,397,711	70,086	30,447,896	279,120
LargeCap Value Fund	20,738,807	194,620	2,944,952	37,994	2,322,496	30,281	21,361,263	202,428
LargeCap Value Fund I	10,713,324	94,740	—	—	10,713,324	156,544	—	—
LargeCap Value Fund III	21,906,090	292,443	12,384,858	173,417	2,355,927	34,413	31,935,021	432,120
MidCap Fund	4,678,112	68,697	271,481	5,561	164,672	3,428	4,784,921	70,885
MidCap Growth Fund III	9,533,764	82,078	2,328,228	27,820	1,200,770	14,506	10,661,222	95,446
MidCap Value Fund III	6,943,009	111,099	501,837	9,627	753,267	14,579	6,691,579	107,016
Overseas Fund	31,944,994	299,649	3,285,810	38,443	1,152,318	13,807	34,078,486	324,355
Short-Term Income Fund	—	—	5,054,846	61,954	115,410	1,414	4,939,436	60,540
SmallCap Growth Fund I	8,394,378	79,228	1,191,679	16,530	1,146,196	15,772	8,439,861	80,088
SmallCap Value Fund II	9,261,764	72,384	922,856	12,503	1,163,850	15,845	9,020,770	70,292

		$5,486,405		$887,865		$656,498		$5,810,720

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$12,163			$—			$—
Bond Market Index Fund		10,411			(4)			—
Core Plus Bond Fund I		13,631			—			—
Diversified International Fund		7,465			78			—
Diversified Real Asset Fund		3,437			27			572
Equity Income Fund		3,622			1,182			—
Global Diversified Income Fund		4,977			1			—
Global Multi-Strategy Fund		1,018			14			678
Global Opportunities Fund		1,769			99			—
Global Real Estate Securities Fund		8,262			1,013			2,808
High Yield Fund I		5,150			—			1,272
Inflation Protection Fund		367			(7)			2,710
International Emerging Markets Fund		1,451			(1)			—
LargeCap Growth Fund		92			13,029			2,927
LargeCap Growth Fund I		3,449			5,639			33,905
LargeCap S&P 500 Index Fund		7,248			6,906			—
LargeCap Value Fund		10,052			95			17,923
LargeCap Value Fund I		—			61,804			—
LargeCap Value Fund III		2,974			673			—
MidCap Fund		553			55			1,668
MidCap Growth Fund III		7,485			54			15,973
MidCap Value Fund III		2,437			869			2,743
Overseas Fund		10,553			70			14,464
Short-Term Income Fund		328			—			—
SmallCap Growth Fund I		1,916			102			10,969
SmallCap Value Fund II		625			1,250			8,146
		$121,435			$92,948			$116,758
Amounts in thousands except shares

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2025 Fund
			July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.31%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.31%
Bond & Mortgage Securities Fund (a)	11,540,574		$126,369
Bond Market Index Fund (a)	9,593,880		104,669
Core Plus Bond Fund I (a)	11,019,044		122,532
Diversified International Fund (a)	8,749,080		106,914
Diversified Real Asset Fund (a)	3,398,915		43,914
Global Diversified Income Fund (a)	1,357,921		20,111
Global Multi-Strategy Fund (a)	4,221,016		46,558
Global Opportunities Fund (a)	6,538,733		84,938
Global Real Estate Securities Fund (a)	7,660,735		69,330
High Yield Fund I (a)	2,831,227		29,841
Inflation Protection Fund (a)	5,221,790		45,952
International Emerging Markets Fund (a)	1,954,019		50,003
LargeCap Growth Fund (a)	2,823,803		32,163
LargeCap Growth Fund I (a)	12,192,599		158,016
LargeCap S&P 500 Index Fund (a)	8,100,081		110,728
LargeCap Value Fund (a)	6,102,439		82,200
LargeCap Value Fund III (a)	8,969,686		135,711
MidCap Fund (a)	588,700		12,551
MidCap Growth Fund III (a)	3,446,257		41,907
MidCap Value Fund III (a)	2,218,219		44,364
Overseas Fund (a)	9,218,084		110,248
Preferred Securities Fund (a)	3,631,053		37,908
SmallCap Growth Fund I (a)	2,037,429		27,220
SmallCap Value Fund II (a)	2,168,926		29,476
			$1,673,623
TOTAL INVESTMENT COMPANIES			$1,673,623
Total Investments			$1,673,623
Other Assets in Excess of Liabilities, Net - 0.69%			$11,549
TOTAL NET ASSETS - 100.00%			$1,685,172

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			40 .02%
Fixed Income Funds			27 .73%
International Equity Funds			25 .00%
Specialty Funds			6.56%
Other Assets in Excess of Liabilities, Net			0.69%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	July 31, 2014 July 31, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,126,263	$91,721	2,731,676	$29,657	317,365	$3,443	11,540,574	$117,935
Bond Market Index Fund	8,248,915	89,540	1,785,340	19,169	440,375	4,766	9,593,880	103,941
Core Plus Bond Fund I	8,734,575	95,681	2,666,371	29,349	381,902	4,229	11,019,044	120,800
Diversified International Fund	7,873,892	74,597	1,167,827	13,997	292,639	3,552	8,749,080	85,050
Diversified Real Asset Fund	2,735,232	30,599	777,425	9,665	113,742	1,436	3,398,915	38,834
Global Diversified Income Fund	1,184,940	16,588	225,273	3,266	52,292	763	1,357,921	19,092
Global Multi-Strategy Fund	3,372,169	35,240	992,674	10,800	143,827	1,576	4,221,016	44,466
Global Opportunities Fund	5,980,447	65,548	774,022	9,714	215,736	2,740	6,538,733	72,530
Global Real Estate Securities Fund	6,677,319	51,461	1,237,171	10,505	253,755	2,195	7,660,735	59,769
High Yield Fund I	2,426,595	23,094	506,468	5,400	101,836	1,088	2,831,227	27,406
Inflation Protection Fund	3,520,746	31,330	1,882,890	16,036	181,846	1,568	5,221,790	45,798
International Emerging Markets Fund	1,744,299	36,811	287,864	6,970	78,144	1,937	1,954,019	41,844
LargeCap Growth Fund	2,590,481	15,167	596,364	6,515	363,042	3,954	2,823,803	17,749
LargeCap Growth Fund I	11,791,668	96,781	2,162,924	27,435	1,761,993	22,289	12,192,599	101,909
LargeCap S&P 500 Index Fund	7,994,751	65,128	1,075,599	14,128	970,269	12,660	8,100,081	67,188
LargeCap Value Fund	5,364,771	47,106	1,236,163	16,149	498,495	6,582	6,102,439	56,715
LargeCap Value Fund I	2,076,676	17,391	—	—	2,076,676	30,349	—	—
LargeCap Value Fund III	6,503,091	87,038	3,222,766	45,665	756,171	11,106	8,969,686	121,775
MidCap Fund	527,036	8,120	81,685	1,689	20,021	421	588,700	9,390
MidCap Growth Fund III	2,761,447	26,291	961,337	11,644	276,527	3,399	3,446,257	34,546
MidCap Value Fund III	2,067,607	33,457	324,425	6,308	173,813	3,399	2,218,219	36,389
Overseas Fund	7,953,070	79,246	1,560,123	18,454	295,109	3,552	9,218,084	94,149
Preferred Securities Fund	2,635,253	25,884	1,121,907	11,443	126,107	1,291	3,631,053	36,035
SmallCap Growth Fund I	2,004,680	17,690	457,361	6,400	424,612	5,967	2,037,429	18,129
SmallCap Value Fund II	2,141,783	19,198	389,634	5,336	362,491	4,965	2,168,926	19,623

		$1,180,707		$335,694		$139,227		$1,391,062

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$2,248			$—			$—
Bond Market Index Fund		2,108			(2)			—
Core Plus Bond Fund I		2,391			(1)			—
Diversified International Fund		1,876			8			—
Diversified Real Asset Fund		638			6			106
Global Diversified Income Fund		653			1			—
Global Multi-Strategy Fund		241			2			160
Global Opportunities Fund		425			8			—
Global Real Estate Securities Fund		2,295			(2)			765
High Yield Fund I		1,320			—			352
Inflation Protection Fund		67			—			497
International Emerging Markets Fund		370			—			—
LargeCap Growth Fund		100			21			3,163
LargeCap Growth Fund I		876			(18)			8,607
LargeCap S&P 500 Index Fund		1,724			592			—
LargeCap Value Fund		2,641			42			4,708
LargeCap Value Fund I		—			12,958			—
LargeCap Value Fund III		792			178			—
MidCap Fund		63			2			191
MidCap Growth Fund III		2,203			10			4,701
MidCap Value Fund III		737			23			830
Overseas Fund		2,674			1			3,659
Preferred Securities Fund		1,309			(1)			744
SmallCap Growth Fund I		464			6			2,657
SmallCap Value Fund II		147			54			1,910
		$28,362			$13,888			$33,050
Amounts in thousands except shares

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2030 Fund
			July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.88%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.88%
Bond & Mortgage Securities Fund (a)	37,992,082		$416,013
Bond Market Index Fund (a)	26,580,869		289,997
Core Plus Bond Fund I (a)	30,373,092		337,749
Diversified International Fund (a)	38,213,966		466,975
Diversified Real Asset Fund (a)	11,619,257		150,121
Global Multi-Strategy Fund (a)	15,533,672		171,337
Global Opportunities Fund (a)	26,046,255		338,341
Global Real Estate Securities Fund (a)	35,758,652		323,616
High Yield Fund I (a)	12,397,182		130,666
Inflation Protection Fund (a)	16,886,836		148,604
International Emerging Markets Fund (a)	8,990,356		230,063
LargeCap Growth Fund (a)	18,040,664		205,483
LargeCap Growth Fund I (a)	59,666,680		773,280
LargeCap S&P 500 Index Fund (a)	34,811,409		475,872
LargeCap Value Fund (a)	26,452,553		356,316
LargeCap Value Fund III (a)	40,461,093		612,176
MidCap Growth Fund III (a)	17,222,722		209,428
MidCap Value Fund III (a)	10,592,854		211,857
Overseas Fund (a)	45,029,933		538,558
Preferred Securities Fund (a)	13,098,958		136,753
SmallCap Growth Fund I (a)	9,246,286		123,531
SmallCap Value Fund II (a)	9,409,114		127,870
			$6,774,606
TOTAL INVESTMENT COMPANIES			$6,774,606
Total Investments			$6,774,606
Other Assets in Excess of Liabilities, Net - 0.12%			$8,118
TOTAL NET ASSETS - 100.00%			$6,782,724

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			45 .64%
International Equity Funds			27 .97%
Fixed Income Funds			21 .53%
Specialty Funds			4.74%
Other Assets in Excess of Liabilities, Net			0.12%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	July 31, 2014 July 31, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	29,774,758	$319,865	9,032,038	$98,284	814,714	$8,771	37,992,082	$409,378
Bond Market Index Fund	26,415,206	281,752	1,688,759	17,998	1,523,096	16,469	26,580,869	283,272
Core Plus Bond Fund I	28,615,601	309,721	2,953,537	32,484	1,196,046	13,229	30,373,092	328,974
Diversified International Fund	36,860,597	485,093	2,638,635	31,499	1,285,266	15,438	38,213,966	501,221
Diversified Real Asset Fund	10,382,913	111,223	1,658,787	20,747	422,443	5,262	11,619,257	126,716
Global Multi-Strategy Fund	13,728,868	143,200	2,373,250	25,866	568,446	6,199	15,533,672	162,874
Global Opportunities Fund	25,478,075	279,114	1,460,437	18,286	892,257	11,178	26,046,255	286,281
Global Real Estate Securities Fund	33,366,707	250,675	3,596,122	30,217	1,204,177	10,346	35,758,652	270,553
High Yield Fund I	11,479,936	107,397	1,332,258	14,182	415,012	4,426	12,397,182	117,153
Inflation Protection Fund	9,362,582	83,290	8,105,543	69,207	581,289	4,987	16,886,836	147,506
International Emerging Markets Fund	8,326,114	202,967	1,016,521	24,532	352,279	8,632	8,990,356	218,866
LargeCap Growth Fund	16,766,268	103,576	2,728,389	29,560	1,453,993	15,866	18,040,664	117,345
LargeCap Growth Fund I	58,224,969	463,512	6,492,933	81,711	5,051,222	64,069	59,666,680	481,795
LargeCap S&P 500 Index Fund	35,983,418	336,129	2,310,340	30,155	3,482,349	45,272	34,811,409	323,736
LargeCap Value Fund	24,582,800	234,575	3,836,722	49,629	1,966,969	26,067	26,452,553	258,063
LargeCap Value Fund I	12,819,494	115,285	—	—	12,819,494	187,693	—	—
LargeCap Value Fund III	27,148,143	362,370	15,405,915	216,232	2,092,965	30,894	40,461,093	548,285
MidCap Growth Fund III	14,734,074	141,213	3,839,944	46,021	1,351,296	16,638	17,222,722	170,689
MidCap Value Fund III	10,774,345	171,744	923,020	17,760	1,104,511	21,639	10,592,854	168,890
Overseas Fund	41,584,638	386,252	4,734,403	55,491	1,289,108	15,439	45,029,933	426,349
Preferred Securities Fund	12,029,286	122,749	1,504,411	15,230	434,739	4,427	13,098,958	133,550
SmallCap Growth Fund I	9,190,971	85,347	1,436,069	19,966	1,380,754	18,983	9,246,286	86,185
SmallCap Value Fund II	9,670,993	76,211	1,113,383	15,127	1,375,262	19,038	9,409,114	73,846

		$5,173,260		$960,184		$570,962		$5,641,527

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$7,171			$—			$—
Bond Market Index Fund		6,634			(9)			—
Core Plus Bond Fund I		7,698			(2)			—
Diversified International Fund		8,640			67			—
Diversified Real Asset Fund		2,381			8			396
Global Multi-Strategy Fund		964			7			642
Global Opportunities Fund		1,780			59			—
Global Real Estate Securities Fund		11,211			7			3,767
High Yield Fund I		6,014			—			1,639
Inflation Protection Fund		176			(4)			1,297
International Emerging Markets Fund		1,731			(1)			—
LargeCap Growth Fund		636			75			20,226
LargeCap Growth Fund I		4,265			641			41,925
LargeCap S&P 500 Index Fund		7,646			2,724			—
LargeCap Value Fund		11,936			(74)			21,282
LargeCap Value Fund I		—			72,408			—
LargeCap Value Fund III		3,651			577			—
MidCap Growth Fund III		11,587			93			24,727
MidCap Value Fund III		3,788			1,025			4,264
Overseas Fund		13,770			45			18,862
Preferred Securities Fund		5,232			(2)			3,334
SmallCap Growth Fund I		2,101			(145)			12,028
SmallCap Value Fund II		654			1,546			8,518
		$119,666			$79,045			$162,907
Amounts in thousands except shares

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2035 Fund
			July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.15%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.15%
Bond & Mortgage Securities Fund (a)	5,455,138		$59,734
Bond Market Index Fund (a)	3,410,225		37,206
Core Plus Bond Fund I (a)	4,330,137		48,151
Diversified International Fund (a)	7,139,388		87,243
Diversified Real Asset Fund (a)	1,505,864		19,456
Global Multi-Strategy Fund (a)	2,380,438		26,256
Global Opportunities Fund (a)	4,995,773		64,895
Global Real Estate Securities Fund (a)	6,912,970		62,562
High Yield Fund I (a)	2,127,179		22,421
Inflation Protection Fund (a)	1,786,156		15,718
International Emerging Markets Fund (a)	1,768,940		45,267
LargeCap Growth Fund (a)	3,489,357		39,744
LargeCap Growth Fund I (a)	11,456,487		148,476
LargeCap S&P 500 Index Fund (a)	6,395,585		87,428
LargeCap Value Fund (a)	5,126,699		69,057
LargeCap Value Fund III (a)	7,619,884		115,289
MidCap Growth Fund III (a)	3,119,871		37,938
MidCap Value Fund III (a)	1,980,660		39,613
Overseas Fund (a)	7,625,166		91,197
Preferred Securities Fund (a)	1,852,514		19,340
SmallCap Growth Fund I (a)	1,697,832		22,683
SmallCap Value Fund II (a)	1,710,554		23,246
			$1,182,920
TOTAL INVESTMENT COMPANIES			$1,182,920
Total Investments			$1,182,920
Other Assets in Excess of Liabilities, Net - 0.85%			$10,130
TOTAL NET ASSETS - 100.00%			$1,193,050

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			48 .91%
International Equity Funds			29 .42%
Fixed Income Funds			16 .99%
Specialty Funds			3.83%
Other Assets in Excess of Liabilities, Net			0.85%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	July 31, 2014 July 31, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	3,620,101	$36,503	1,937,575	$21,076	102,538	$1,102	5,455,138	$56,477
Bond Market Index Fund	3,251,048	35,487	357,055	3,814	197,878	2,145	3,410,225	37,155
Core Plus Bond Fund I	3,492,885	38,378	1,010,006	11,137	172,754	1,913	4,330,137	47,602
Diversified International Fund	6,327,649	59,310	1,062,625	12,729	250,886	3,031	7,139,388	69,015
Diversified Real Asset Fund	1,302,323	14,550	267,812	3,337	64,271	804	1,505,864	17,086
Global Multi-Strategy Fund	2,105,719	21,950	366,281	3,997	91,562	1,001	2,380,438	24,947
Global Opportunities Fund	4,525,879	50,118	634,924	7,963	165,030	2,078	4,995,773	56,009
Global Real Estate Securities Fund	5,951,528	45,873	1,194,731	10,161	233,289	2,010	6,912,970	54,023
High Yield Fund I	1,811,930	17,296	388,705	4,143	73,456	784	2,127,179	20,655
Inflation Protection Fund	778,617	6,900	1,064,648	9,122	57,109	492	1,786,156	15,530
International Emerging Markets Fund	1,446,047	30,896	389,741	9,418	66,848	1,648	1,768,940	38,666
LargeCap Growth Fund	2,864,623	17,972	729,269	7,966	104,535	1,176	3,489,357	24,764
LargeCap Growth Fund I	10,134,967	86,572	2,001,071	25,353	679,551	8,660	11,456,487	103,297
LargeCap S&P 500 Index Fund	6,242,217	53,061	910,091	11,949	756,723	9,873	6,395,585	55,387
LargeCap Value Fund	4,509,960	41,236	1,079,502	14,086	462,763	6,138	5,126,699	49,215
LargeCap Value Fund I	2,244,310	19,675	—	—	2,244,310	32,795	—	—
LargeCap Value Fund III	4,742,550	63,233	3,297,651	46,637	420,317	6,222	7,619,884	103,679
MidCap Growth Fund III	2,359,445	23,081	857,044	10,372	96,618	1,225	3,119,871	32,229
MidCap Value Fund III	1,790,650	28,990	303,777	5,901	113,767	2,235	1,980,660	32,658
Overseas Fund	6,493,001	65,249	1,384,197	16,379	252,032	3,030	7,625,166	78,598
Preferred Securities Fund	1,561,501	15,222	356,403	3,628	65,390	667	1,852,514	18,183
SmallCap Growth Fund I	1,528,162	13,665	369,284	5,155	199,614	2,755	1,697,832	16,042
SmallCap Value Fund II	1,661,394	15,099	319,954	4,374	270,794	3,755	1,710,554	15,773

		$800,316		$248,697		$95,539		$966,990

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$953			$—			$—
Bond Market Index Fund		825			(1)			—
Core Plus Bond Fund I		952			—			—
Diversified International Fund		1,503			7			—
Diversified Real Asset Fund		303			3			50
Global Multi-Strategy Fund		150			1			100
Global Opportunities Fund		320			6			—
Global Real Estate Securities Fund		2,040			(1)			679
High Yield Fund I		985			—			262
Inflation Protection Fund		15			—			110
International Emerging Markets Fund		305			—			—
LargeCap Growth Fund		110			2			3,490
LargeCap Growth Fund I		750			32			7,372
LargeCap S&P 500 Index Fund		1,340			250			—
LargeCap Value Fund		2,211			31			3,942
LargeCap Value Fund I		—			13,120			—
LargeCap Value Fund III		645			31			—
MidCap Growth Fund III		1,875			1			4,002
MidCap Value Fund III		636			2			716
Overseas Fund		2,176			—			2,977
Preferred Securities Fund		710			—			438
SmallCap Growth Fund I		353			(23)			2,018
SmallCap Value Fund II		113			55			1,477
		$19,270			$13,516			$27,633
Amounts in thousands except shares

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2040 Fund
			July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.89%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.89%
Bond & Mortgage Securities Fund (a)	13,401,750		$146,749
Bond Market Index Fund (a)	8,736,836		95,319
Core Plus Bond Fund I (a)	10,828,987		120,418
Diversified International Fund (a)	30,223,357		369,329
Diversified Real Asset Fund (a)	5,494,688		70,991
Global Multi-Strategy Fund (a)	8,520,462		93,981
Global Opportunities Fund (a)	19,584,049		254,397
Global Real Estate Securities Fund (a)	24,349,395		220,362
High Yield Fund I (a)	7,592,106		80,021
International Emerging Markets Fund (a)	7,103,585		181,781
LargeCap Growth Fund (a)	14,543,967		165,656
LargeCap Growth Fund I (a)	43,786,999		567,479
LargeCap S&P 500 Index Fund (a)	24,740,745		338,206
LargeCap Value Fund (a)	19,731,875		265,788
LargeCap Value Fund III (a)	30,330,206		458,896
MidCap Growth Fund III (a)	12,054,721		146,585
MidCap Value Fund III (a)	6,966,688		139,334
Overseas Fund (a)	31,141,210		372,449
Preferred Securities Fund (a)	6,583,962		68,737
SmallCap Growth Fund I (a)	6,644,407		88,769
SmallCap Value Fund II (a)	6,730,730		91,471
			$4,336,718
TOTAL INVESTMENT COMPANIES			$4,336,718
Total Investments			$4,336,718
Other Assets in Excess of Liabilities, Net - 0.11%			$4,908
TOTAL NET ASSETS - 100.00%			$4,341,626

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			52 .11%
International Equity Funds			32 .22%
Fixed Income Funds			11 .77%
Specialty Funds			3.79%
Other Assets in Excess of Liabilities, Net			0.11%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	July 31, 2014 July 31, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,044,232	$96,736	4,637,476	$50,493	279,958	$3,015	13,401,750	$144,214
Bond Market Index Fund	8,647,038	93,091	505,636	5,387	415,838	4,502	8,736,836	93,975
Core Plus Bond Fund I	8,658,308	93,342	2,603,856	28,703	433,177	4,788	10,828,987	117,256
Diversified International Fund	28,878,912	355,649	2,283,336	27,251	938,891	11,286	30,223,357	371,609
Diversified Real Asset Fund	5,218,834	56,261	470,707	5,818	194,853	2,424	5,494,688	59,658
Global Multi-Strategy Fund	8,184,348	85,341	640,448	6,978	304,334	3,319	8,520,462	89,003
Global Opportunities Fund	19,000,417	210,404	1,179,007	14,745	595,375	7,462	19,584,049	217,714
Global Real Estate Securities Fund	22,456,619	169,492	2,707,588	22,791	814,812	7,003	24,349,395	185,282
High Yield Fund I	6,953,645	66,191	887,442	9,448	248,981	2,655	7,592,106	72,984
International Emerging Markets Fund	6,843,911	161,058	499,513	12,054	239,839	5,874	7,103,585	167,238
LargeCap Growth Fund	13,161,896	82,907	2,266,862	24,599	884,791	9,513	14,543,967	97,847
LargeCap Growth Fund I	40,908,258	326,904	5,008,808	63,124	2,130,067	26,920	43,786,999	363,081
LargeCap S&P 500 Index Fund	24,859,406	223,514	1,818,435	23,730	1,937,096	25,218	24,740,745	222,874
LargeCap Value Fund	17,753,550	166,730	2,954,527	38,252	976,202	12,832	19,731,875	192,184
LargeCap Value Fund I	9,791,321	87,589	—	—	9,791,321	143,378	—	—
LargeCap Value Fund III	19,798,596	264,066	12,007,890	168,639	1,476,280	21,581	30,330,206	411,304
MidCap Growth Fund III	9,740,092	94,747	2,659,558	31,924	344,929	4,347	12,054,721	122,335
MidCap Value Fund III	6,527,632	105,340	661,458	12,749	222,402	4,347	6,966,688	113,758
Overseas Fund	28,434,389	274,226	3,648,470	42,834	941,649	11,285	31,141,210	305,787
Preferred Securities Fund	5,994,788	59,851	784,724	7,945	195,550	1,991	6,583,962	65,805
SmallCap Growth Fund I	6,173,980	56,950	1,031,534	14,361	561,107	7,687	6,644,407	63,626
SmallCap Value Fund II	6,483,735	51,391	810,089	11,013	563,094	7,687	6,730,730	54,767

		$3,181,780		$622,838		$329,114		$3,532,301

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$2,389			$—			$—
Bond Market Index Fund		2,177			(1)			—
Core Plus Bond Fund I		2,338			(1)			—
Diversified International Fund		6,792			(5)			—
Diversified Real Asset Fund		1,201			3			200
Global Multi-Strategy Fund		577			3			384
Global Opportunities Fund		1,332			27			—
Global Real Estate Securities Fund		7,577			2			2,542
High Yield Fund I		3,664			—			996
International Emerging Markets Fund		1,428			—			—
LargeCap Growth Fund		500			(146)			15,915
LargeCap Growth Fund I		3,004			(27)			29,531
LargeCap S&P 500 Index Fund		5,297			848			—
LargeCap Value Fund		8,643			34			15,409
LargeCap Value Fund I		—			55,789			—
LargeCap Value Fund III		2,712			180			—
MidCap Growth Fund III		7,679			11			16,387
MidCap Value Fund III		2,301			16			2,590
Overseas Fund		9,444			12			12,930
Preferred Securities Fund		2,622			—			1,666
SmallCap Growth Fund I		1,415			2			8,098
SmallCap Value Fund II		439			50			5,724
		$73,531			$56,797			$112,372
Amounts in thousands except shares

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2045 Fund
			July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.33%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.33%
Bond & Mortgage Securities Fund (a)	1,475,266		$16,154
Bond Market Index Fund (a)	795,403		8,678
Core Plus Bond Fund I (a)	1,356,931		15,089
Diversified International Fund (a)	4,885,945		59,706
Diversified Real Asset Fund (a)	780,131		10,079
Global Multi-Strategy Fund (a)	1,278,984		14,107
Global Opportunities Fund (a)	3,265,430		42,418
Global Real Estate Securities Fund (a)	4,017,120		36,355
High Yield Fund I (a)	1,195,605		12,602
International Emerging Markets Fund (a)	1,068,816		27,351
LargeCap Growth Fund (a)	2,292,128		26,107
LargeCap Growth Fund I (a)	6,782,416		87,900
LargeCap S&P 500 Index Fund (a)	3,989,398		54,535
LargeCap Value Fund (a)	3,234,583		43,570
LargeCap Value Fund III (a)	4,955,182		74,972
MidCap Growth Fund III (a)	1,885,269		22,925
MidCap Value Fund III (a)	1,196,004		23,920
Overseas Fund (a)	5,161,030		61,726
Preferred Securities Fund (a)	1,307,973		13,655
SmallCap Growth Fund I (a)	1,023,176		13,670
SmallCap Value Fund II (a)	1,102,200		14,979
			$680,498
TOTAL INVESTMENT COMPANIES			$680,498
Total Investments			$680,498
Other Assets in Excess of Liabilities, Net - 0.67%			$4,613
TOTAL NET ASSETS - 100.00%			$685,111

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			52 .93%
International Equity Funds			33 .21%
Fixed Income Funds			9.66%
Specialty Funds			3.53%
Other Assets in Excess of Liabilities, Net			0.67%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	July 31, 2014 July 31, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	955,724	$9,796	542,866	$5,891	23,324	$250	1,475,266	$15,437
Bond Market Index Fund	754,848	8,197	75,846	810	35,291	382	795,403	8,625
Core Plus Bond Fund I	1,025,121	11,346	372,272	4,106	40,462	447	1,356,931	15,005
Diversified International Fund	4,236,401	41,208	785,581	9,394	136,037	1,644	4,885,945	48,960
Diversified Real Asset Fund	586,538	6,634	217,609	2,707	24,016	301	780,131	9,041
Global Multi-Strategy Fund	1,022,362	10,665	294,023	3,205	37,401	409	1,278,984	13,461
Global Opportunities Fund	2,881,030	32,043	473,579	5,926	89,179	1,127	3,265,430	36,844
Global Real Estate Securities Fund	3,362,873	26,011	767,820	6,524	113,573	976	4,017,120	31,559
High Yield Fund I	991,805	9,729	237,852	2,536	34,052	363	1,195,605	11,902
International Emerging Markets Fund	873,652	19,470	229,694	5,505	34,530	850	1,068,816	24,125
LargeCap Growth Fund	1,846,155	12,508	500,951	5,490	54,978	618	2,292,128	17,381
LargeCap Growth Fund I	6,012,455	53,649	1,337,972	16,993	568,011	7,383	6,782,416	63,338
LargeCap S&P 500 Index Fund	3,562,221	31,374	612,119	8,021	184,942	2,428	3,989,398	36,978
LargeCap Value Fund	2,615,536	24,561	700,690	9,163	81,643	1,091	3,234,583	32,633
LargeCap Value Fund I	1,381,652	12,458	—	—	1,381,652	20,197	—	—
LargeCap Value Fund III	2,940,463	39,196	2,136,750	30,240	122,031	1,801	4,955,182	67,642
MidCap Growth Fund III	1,390,610	14,183	542,990	6,603	48,331	608	1,885,269	20,178
MidCap Value Fund III	1,026,964	16,692	199,962	3,885	30,922	609	1,196,004	19,969
Overseas Fund	4,298,370	44,126	999,463	11,826	136,803	1,645	5,161,030	54,307
Preferred Securities Fund	1,082,016	10,799	261,612	2,661	35,655	364	1,307,973	13,096
SmallCap Growth Fund I	881,605	8,341	234,566	3,294	92,995	1,378	1,023,176	10,274
SmallCap Value Fund II	955,897	8,976	209,296	2,868	62,993	881	1,102,200	10,966

		$451,962		$147,648		$45,752		$561,721

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$263			$—			$—
Bond Market Index Fund		193			—			—
Core Plus Bond Fund I		283			—			—
Diversified International Fund		1,019			2			—
Diversified Real Asset Fund		139			1			23
Global Multi-Strategy Fund		74			—			49
Global Opportunities Fund		206			2			—
Global Real Estate Securities Fund		1,169			—			389
High Yield Fund I		549			—			145
International Emerging Markets Fund		187			—			—
LargeCap Growth Fund		71			1			2,272
LargeCap Growth Fund I		450			79			4,424
LargeCap S&P 500 Index Fund		774			11			—
LargeCap Value Fund		1,297			—			2,313
LargeCap Value Fund I		—			7,739			—
LargeCap Value Fund III		404			7			—
MidCap Growth Fund III		1,118			—			2,385
MidCap Value Fund III		369			1			416
Overseas Fund		1,457			—			1,993
Preferred Securities Fund		500			—			307
SmallCap Growth Fund I		206			17			1,177
SmallCap Value Fund II		66			3			859
		$10,794			$7,863			$16,752
Amounts in thousands except shares

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2050 Fund
			July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.92%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.92%
Bond & Mortgage Securities Fund (a)	3,241,035		$35,489
Core Plus Bond Fund I (a)	2,408,557		26,783
Diversified International Fund (a)	15,777,763		192,804
Diversified Real Asset Fund (a)	2,269,267		29,319
Global Multi-Strategy Fund (a)	3,407,650		37,586
Global Opportunities Fund (a)	10,612,436		137,856
Global Real Estate Securities Fund (a)	13,236,914		119,794
High Yield Fund I (a)	3,902,197		41,129
International Emerging Markets Fund (a)	3,616,832		92,555
LargeCap Growth Fund (a)	7,443,147		84,777
LargeCap Growth Fund I (a)	22,719,063		294,439
LargeCap S&P 500 Index Fund (a)	12,593,205		172,149
LargeCap Value Fund (a)	10,114,211		136,238
LargeCap Value Fund III (a)	15,878,626		240,244
MidCap Growth Fund III (a)	6,085,008		73,994
MidCap Value Fund III (a)	3,496,003		69,920
Overseas Fund (a)	16,873,201		201,804
Preferred Securities Fund (a)	4,198,151		43,829
SmallCap Growth Fund I (a)	3,276,316		43,772
SmallCap Value Fund II (a)	3,362,205		45,692
			$2,120,173
TOTAL INVESTMENT COMPANIES			$2,120,173
Total Investments			$2,120,173
Other Assets in Excess of Liabilities, Net - 0.08%			$1,730
TOTAL NET ASSETS - 100.00%			$2,121,903

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			54 .72%
International Equity Funds			35 .11%
Fixed Income Funds			6.94%
Specialty Funds			3.15%
Other Assets in Excess of Liabilities, Net			0.08%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	July 31, 2014 July 31, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	2,026,849	$21,818	1,322,624	$14,395	108,438	$1,175	3,241,035	$35,038
Bond Market Index Fund	511,933	5,398	12,188	129	524,121	5,624	—	—
Core Plus Bond Fund I	1,939,833	21,018	572,178	6,308	103,454	1,141	2,408,557	26,185
Diversified International Fund	14,626,586	174,928	1,700,703	20,309	549,526	6,589	15,777,763	188,649
Diversified Real Asset Fund	1,770,322	18,990	587,802	7,330	88,857	1,103	2,269,267	25,218
Global Multi-Strategy Fund	2,808,689	29,000	726,848	7,896	127,887	1,396	3,407,650	35,501
Global Opportunities Fund	9,989,176	111,603	987,380	12,344	364,120	4,563	10,612,436	119,392
Global Real Estate Securities Fund	11,330,567	85,758	2,354,452	19,922	448,105	3,816	13,236,914	101,863
High Yield Fund I	3,478,617	35,306	554,587	5,907	131,007	1,395	3,902,197	39,818
International Emerging Markets Fund	3,046,561	73,280	711,138	16,871	140,867	3,416	3,616,832	86,735
LargeCap Growth Fund	6,346,551	39,777	1,322,917	14,421	226,321	2,512	7,443,147	51,688
LargeCap Growth Fund I	20,274,054	168,062	3,178,286	40,194	733,277	9,374	22,719,063	198,883
LargeCap S&P 500 Index Fund	12,310,958	112,945	1,283,863	16,777	1,001,616	13,042	12,593,205	116,885
LargeCap Value Fund	9,030,855	86,546	1,798,884	23,382	715,528	9,322	10,114,211	100,631
LargeCap Value Fund I	4,988,358	44,644	—	—	4,988,358	72,893	—	—
LargeCap Value Fund III	10,428,542	139,086	6,621,188	93,158	1,171,104	17,047	15,878,626	215,365
MidCap Growth Fund III	4,784,628	46,672	1,492,494	18,013	192,114	2,386	6,085,008	62,301
MidCap Value Fund III	3,177,430	51,027	442,017	8,549	123,444	2,405	3,496,003	57,176
Overseas Fund	14,986,830	147,625	2,439,369	28,735	552,998	6,587	16,873,201	169,771
Preferred Securities Fund	3,716,067	38,204	619,508	6,282	137,424	1,395	4,198,151	43,091
SmallCap Growth Fund I	3,000,886	28,915	603,134	8,432	327,704	4,479	3,276,316	32,861
SmallCap Value Fund II	3,187,831	26,080	504,543	6,885	330,169	4,499	3,362,205	28,489

		$1,506,682		$376,239		$176,159		$1,735,540

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$565			$—			$—
Bond Market Index Fund		129			97			—
Core Plus Bond Fund I		530			—			—
Diversified International Fund		3,479			1			—
Diversified Real Asset Fund		413			1			68
Global Multi-Strategy Fund		200			1			133
Global Opportunities Fund		708			8			—
Global Real Estate Securities Fund		3,890			(1)			1,295
High Yield Fund I		1,860			—			503
International Emerging Markets Fund		645			—			—
LargeCap Growth Fund		243			2			7,738
LargeCap Growth Fund I		1,502			1			14,767
LargeCap S&P 500 Index Fund		2,647			205			—
LargeCap Value Fund		4,435			25			7,906
LargeCap Value Fund I		—			28,249			—
LargeCap Value Fund III		1,425			168			—
MidCap Growth Fund III		3,806			2			8,122
MidCap Value Fund III		1,132			5			1,273
Overseas Fund		5,029			(2)			6,877
Preferred Securities Fund		1,654			—			1,042
SmallCap Growth Fund I		693			(7)			3,969
SmallCap Value Fund II		218			23			2,838
		$35,203			$28,778			$56,531
Amounts in thousands except shares

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2055 Fund
			July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.52%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.52%
Bond & Mortgage Securities Fund (a)	182,680		$2,000
Core Plus Bond Fund I (a)	151,579		1,686
Diversified International Fund (a)	1,143,802		13,977
Diversified Real Asset Fund (a)	171,446		2,215
Global Multi-Strategy Fund (a)	236,540		2,609
Global Opportunities Fund (a)	796,122		10,342
Global Real Estate Securities Fund (a)	919,467		8,321
High Yield Fund I (a)	274,951		2,898
International Emerging Markets Fund (a)	274,075		7,014
LargeCap Growth Fund (a)	552,898		6,297
LargeCap Growth Fund I (a)	1,661,713		21,536
LargeCap S&P 500 Index Fund (a)	924,277		12,635
LargeCap Value Fund (a)	733,300		9,878
LargeCap Value Fund III (a)	1,165,109		17,628
MidCap Growth Fund III (a)	408,993		4,973
MidCap Value Fund III (a)	270,637		5,413
Overseas Fund (a)	1,244,834		14,888
Preferred Securities Fund (a)	287,092		2,997
SmallCap Growth Fund I (a)	247,903		3,312
SmallCap Value Fund II (a)	253,647		3,447
			$154,066
TOTAL INVESTMENT COMPANIES			$154,066
Total Investments			$154,066
Other Assets in Excess of Liabilities, Net - 0.48%			$743
TOTAL NET ASSETS - 100.00%			$154,809

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			54 .99%
International Equity Funds			35 .23%
Fixed Income Funds			6.19%
Specialty Funds			3.11%
Other Assets in Excess of Liabilities, Net			0.48%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	July 31, 2014 July 31, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	118,783	$1,235	71,854	$780	7,957	$85	182,680	$1,930
Bond Market Index Fund	24,536	266	584	6	25,120	270	—	—
Core Plus Bond Fund I	113,085	1,259	46,328	512	7,834	87	151,579	1,684
Diversified International Fund	875,109	8,900	323,260	3,861	54,567	656	1,143,802	12,107
Diversified Real Asset Fund	130,477	1,510	49,302	612	8,333	103	171,446	2,019
Global Multi-Strategy Fund	176,805	1,845	72,392	789	12,657	138	236,540	2,496
Global Opportunities Fund	622,325	6,935	210,910	2,633	37,113	465	796,122	9,104
Global Real Estate Securities Fund	677,963	5,298	286,154	2,439	44,650	380	919,467	7,357
High Yield Fund I	202,224	2,054	85,690	914	12,963	139	274,951	2,829
International Emerging Markets Fund	190,025	4,461	98,344	2,359	14,294	345	274,075	6,475
LargeCap Growth Fund	401,065	3,068	174,640	1,927	22,807	253	552,898	4,742
LargeCap Growth Fund I	1,243,829	11,773	491,468	6,260	73,584	938	1,661,713	17,094
LargeCap S&P 500 Index Fund	750,099	7,010	247,156	3,235	72,978	953	924,277	9,297
LargeCap Value Fund	531,971	5,294	232,974	3,062	31,645	414	733,300	7,942
LargeCap Value Fund I	274,335	2,590	—	—	274,335	3,970	—	—
LargeCap Value Fund III	629,040	8,388	589,055	8,349	52,986	774	1,165,109	15,967
MidCap Growth Fund III	263,229	2,798	165,428	2,036	19,664	242	408,993	4,592
MidCap Value Fund III	205,642	3,358	77,419	1,505	12,424	241	270,637	4,622
Overseas Fund	927,618	9,694	372,237	4,415	55,021	656	1,244,834	13,453
Preferred Securities Fund	209,163	2,112	91,549	932	13,620	138	287,092	2,906
SmallCap Growth Fund I	179,334	1,844	79,083	1,116	10,514	149	247,903	2,811
SmallCap Value Fund II	190,521	1,876	73,937	1,015	10,811	148	253,647	2,743

		$93,568		$48,757		$11,544		$132,170

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$33			$—			$—
Bond Market Index Fund		6			(2)			—
Core Plus Bond Fund I		33			—			—
Diversified International Fund		221			2			—
Diversified Real Asset Fund		32			—			5
Global Multi-Strategy Fund		13			—			9
Global Opportunities Fund		47			1			—
Global Real Estate Securities Fund		247			—			82
High Yield Fund I		120			—			31
International Emerging Markets Fund		43			—			—
LargeCap Growth Fund		16			—			512
LargeCap Growth Fund I		97			(1)			952
LargeCap S&P 500 Index Fund		170			5			—
LargeCap Value Fund		274			—			489
LargeCap Value Fund I		—			1,380			—
LargeCap Value Fund III		88			4			—
MidCap Growth Fund III		222			—			473
MidCap Value Fund III		77			—			87
Overseas Fund		328			—			447
Preferred Securities Fund		106			—			62
SmallCap Growth Fund I		43			—			248
SmallCap Value Fund II		14			—			178
		$2,230			$1,389			$3,575
Amounts in thousands except shares

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2060 Fund
			July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.35%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 100.35%
Bond & Mortgage Securities Fund (a)	60,957		$667
Core Plus Bond Fund I (a)	15,886		177
Diversified International Fund (a)	264,351		3,230
Diversified Real Asset Fund (a)	39,907		516
Global Multi-Strategy Fund (a)	61,153		675
Global Opportunities Fund (a)	178,918		2,324
Global Real Estate Securities Fund (a)	214,311		1,940
High Yield Fund I (a)	63,495		669
International Emerging Markets Fund (a)	68,901		1,763
LargeCap Growth Fund (a)	111,085		1,265
LargeCap Growth Fund I (a)	357,426		4,632
LargeCap S&P 500 Index Fund (a)	202,098		2,763
LargeCap Value Fund (a)	152,446		2,053
LargeCap Value Fund III (a)	254,077		3,844
MidCap Growth Fund III (a)	96,156		1,169
MidCap Value Fund III (a)	59,693		1,194
Overseas Fund (a)	267,067		3,194
Preferred Securities Fund (a)	66,070		690
SmallCap Growth Fund I (a)	51,737		691
SmallCap Value Fund II (a)	52,354		712
			$34,168
TOTAL INVESTMENT COMPANIES			$34,168
Total Investments			$34,168
Liabilities in Excess of Other Assets, Net - (0.35)%			$(119)
TOTAL NET ASSETS - 100.00%			$34,049

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			53 .81%
International Equity Funds			36 .58%
Fixed Income Funds			6.47%
Specialty Funds			3.49%
Liabilities in Excess of Other Assets, Net			(0.35)%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	July 31, 2014 July 31, 2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	879	$10		60,957	$665	879		$10	60,957	$665
Core Plus Bond Fund I	846	9		18,916	207	3,876		42	15,886	174
Diversified International Fund	6,512	72		274,256	3,305	16,417		199	264,351	3,178
Diversified Real Asset Fund	945	11		41,436	522	2,474		31	39,907	502
Global Multi-Strategy Fund	1,423	15		63,556	696	3,826		42	61,153	669
Global Opportunities Fund	4,579	51		185,451	2,347	11,112		141	178,918	2,257
Global Real Estate Securities Fund	4,789	42		222,690	1,922	13,168		116	214,311	1,848
High Yield Fund I	1,437	15		65,996	704	3,938		42	63,495	677
International Emerging Markets Fund	1,529	38		71,641	1,739	4,269		105	68,901	1,672
LargeCap Growth Fund	2,646	28		115,294	1,273	6,855		77	111,085	1,224
LargeCap Growth Fund I	9,044	104		370,566	4,737	22,184		287	357,426	4,554
LargeCap S&P 500 Index Fund	5,244	62		209,380	2,783	12,526		170	202,098	2,676
LargeCap Value Fund	3,605	46		158,292	2,091	9,451		126	152,446	2,011
LargeCap Value Fund I	3,039	40		—	—	3,039		44	—	—
LargeCap Value Fund III	3,398	46		266,455	3,939	15,776		235	254,077	3,750
MidCap Growth Fund III	2,087	27		100,055	1,222	5,986		73	96,156	1,176
MidCap Value Fund III	1,548	27		61,845	1,218	3,700		74	59,693	1,171
Overseas Fund	6,463	72		277,226	3,309	16,622		200	267,067	3,181
Preferred Securities Fund	1,471	15		68,670	705	4,071		42	66,070	678
SmallCap Growth Fund I	1,249	16		53,736	750	3,248		45	51,737	721
SmallCap Value Fund II	1,308	16		54,326	749	3,280		45	52,354	720

		$762			$34,883			$2,146		$33,504

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Fund			$4			$—	$			—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			2			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			9			—				1
High Yield Fund I			11			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			—				3
LargeCap Growth Fund I			1			—				7
LargeCap S&P 500 Index Fund			1			1				—
LargeCap Value Fund			2			—				3
LargeCap Value Fund I			—			4				—
LargeCap Value Fund III			1			—				—
MidCap Growth Fund III			2			—				4
MidCap Value Fund III			1			—				1
Overseas Fund			2			—				3
Preferred Securities Fund			12			—				—
SmallCap Growth Fund I			—			—				3
SmallCap Value Fund II			—			—				1
			$48			$5	$			26
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.75%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 99.75%
Bond & Mortgage Securities Fund (a)	10,219,010	$111,898
Bond Market Index Fund (a)	9,244,778	100,860
Core Plus Bond Fund I (a)	9,827,305	109,280
Diversified International Fund (a)	1,434,278	17,527
Diversified Real Asset Fund (a)	2,942,245	38,014
Equity Income Fund (a)	1,933,192	48,968
Global Diversified Income Fund (a)	3,801,634	56,302
Global Multi-Strategy Fund (a)	1,979,278	21,831
Global Opportunities Fund (a)	572,224	7,433
High Yield Fund I (a)	2,701,447	28,473
Inflation Protection Fund (a)	6,074,553	53,456
International Emerging Markets Fund (a)	197,580	5,056
LargeCap Growth Fund I (a)	1,872,290	24,265
LargeCap S&P 500 Index Fund (a)	1,278,751	17,480
MidCap Fund (a)	938,065	20,000
Overseas Fund (a)	1,556,156	18,612
Short-Term Income Fund (a)	8,605,038	105,240
SmallCap Growth Fund I (a)	393,391	5,256
SmallCap Value Fund II (a)	415,553	5,647
		$795,598
TOTAL INVESTMENT COMPANIES		$795,598
Total Investments		$795,598
Other Assets in Excess of Liabilities, Net - 0.25%		$2,033
TOTAL NET ASSETS - 100.00%		$797,631

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		63 .84%
Domestic Equity Funds		15 .25%
Specialty Funds		14 .57%
International Equity Funds		6.09%
Other Assets in Excess of Liabilities, Net		0.25%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	July 31, 2014 July 31, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,846,406	$106,457	1,049,363	$11,382	676,759	$7,338	10,219,010	$110,500
Bond Market Index Fund	8,343,192	89,452	1,773,132	18,992	871,546	9,416	9,244,778	99,029
Core Plus Bond Fund I	9,482,783	100,703	1,101,370	12,102	756,848	8,378	9,827,305	104,429
Diversified International Fund	1,675,071	20,437	117,821	1,399	358,614	4,286	1,434,278	17,667
Diversified Real Asset Fund	2,927,521	30,721	253,925	3,123	239,201	2,992	2,942,245	30,902
Equity Income Fund	2,089,639	39,541	145,477	3,576	301,924	7,470	1,933,192	36,566
Global Diversified Income Fund	3,718,254	40,588	320,578	4,619	237,198	3,441	3,801,634	41,775
Global Multi-Strategy Fund	1,992,990	20,444	150,677	1,639	164,389	1,796	1,979,278	20,298
Global Opportunities Fund	578,922	6,252	40,914	509	47,612	598	572,224	6,179
High Yield Fund I	2,583,171	25,489	314,652	3,346	196,376	2,095	2,701,447	26,740
Inflation Protection Fund	6,063,687	52,641	498,806	4,232	487,940	4,189	6,074,553	52,709
International Emerging Markets Fund	199,605	4,798	16,376	393	18,401	449	197,580	4,742
LargeCap Growth Fund I	2,148,785	17,084	247,526	3,105	524,021	6,795	1,872,290	14,697
LargeCap S&P 500 Index Fund	1,428,494	14,005	95,549	1,240	245,292	3,197	1,278,751	12,396
MidCap Fund	1,115,759	16,449	75,347	1,537	253,041	5,286	938,065	13,789
Overseas Fund	1,718,444	16,180	201,165	2,351	363,453	4,287	1,556,156	14,455
Short-Term Income Fund	8,230,771	98,718	1,046,221	12,811	671,954	8,227	8,605,038	103,306
SmallCap Growth Fund I	358,127	2,888	56,488	783	21,224	299	393,391	3,379
SmallCap Value Fund II	392,510	3,032	44,740	606	21,697	299	415,553	3,352

		$705,879		$87,745		$80,838		$716,910

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$2,197			$(1)			$—
Bond Market Index Fund		2,081			1			—
Core Plus Bond Fund I		2,537			2			—
Diversified International Fund		390			117			—
Diversified Real Asset Fund		667			50			111
Equity Income Fund		856			919			—
Global Diversified Income Fund		1,936			9			—
Global Multi-Strategy Fund		139			11			93
Global Opportunities Fund		40			16			—
High Yield Fund I		1,340			—			367
Inflation Protection Fund		113			25			837
International Emerging Markets Fund		41			—			—
LargeCap Growth Fund I		157			1,303			1,541
LargeCap S&P 500 Index Fund		302			348			—
MidCap Fund		132			1,089			397
Overseas Fund		566			211			776
Short-Term Income Fund		1,331			4			54
SmallCap Growth Fund I		82			7			467
SmallCap Value Fund II		27			13			345
		$14,934			$4,124			$4,988
Amounts in thousands except shares

See accompanying notes

			Schedule of Investments
			Real Estate Securities Fund
			July 31, 2014 (unaudited)

COMMON STOCKS - 99.01%	Shares Held	Value	(000	's)

Healthcare - Services - 0.82%
Brookdale Senior Living Inc (a)	434,278		$15,048

Real Estate - 1.20%
Jones Lang LaSalle Inc	178,740		22,110

REITS - 96.99%
Apartment Investment & Management Co	1,522,613		52,043
AvalonBay Communities Inc	446,897		66,176
Aviv REIT Inc	410,193		11,670
Boston Properties Inc	702,449		83,908
Camden Property Trust	643,587		46,570
CBL & Associates Properties Inc	198,864		3,719
Corrections Corp of America	869,179		28,005
CubeSmart	1,435,846		26,147
DDR Corp	2,140,523		37,545
Duke Realty Corp	1,545,511		27,804
DuPont Fabros Technology Inc	412,773		11,314
EPR Properties	650,779		35,077
Equity One Inc	663,019		15,395
Equity Residential	835,785		54,033
Essex Property Trust Inc	468,223		88,761
Extra Space Storage Inc	762,386		39,438
Federal Realty Investment Trust	276,228		33,727
First Industrial Realty Trust Inc	2,276,661		41,094
General Growth Properties Inc	2,900,552		67,786
Geo Group Inc/The	149,528		5,145
HCP Inc	873,721		36,286
Health Care REIT Inc	1,029,938		65,535
Host Hotels & Resorts Inc	3,523,731		76,606
Kilroy Realty Corp	652,308		40,339
Pebblebrook Hotel Trust	1,213,204		44,161
Prologis Inc	2,007,502		81,926
Public Storage	411,183		70,563
Retail Properties of America Inc	595,640		8,964
Saul Centers Inc	376,533		17,949
Simon Property Group Inc	1,246,694		209,681
SL Green Realty Corp	725,039		78,159
Strategic Hotels & Resorts Inc (a)	2,278,051		25,993
Sun Communities Inc	343,930		18,101
Sunstone Hotel Investors Inc	2,141,218		30,384
Taubman Centers Inc	442,207		32,529
Ventas Inc	1,043,959		66,291
Vornado Realty Trust	666,507		70,663
Washington Prime Group Inc	637,967		12,051
Weingarten Realty Investors	681,734		22,436
			$1,783,974
TOTAL COMMON STOCKS			$1,821,132
INVESTMENT COMPANIES - 1.45%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 1.45%
BlackRock Liquidity Funds FedFund Portfolio	26,631,974		26,632

TOTAL INVESTMENT COMPANIES			$26,632
Total Investments			$1,847,764
Liabilities in Excess of Other Assets, Net - (0.46)%			$(8,383)
TOTAL NET ASSETS - 100.00%			$1,839,381

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			98 .19%
Exchange Traded Funds			1.45%
Consumer, Non-cyclical			0.82%
Liabilities in Excess of Other Assets, Net			(0.46)%
TOTAL NET ASSETS			100.00%

See accompanying notes

			Schedule of Investments
			SAM Balanced Portfolio
			July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	8,330,072		$122,202
Bond & Mortgage Securities Fund (a)	5,056,336		55,367
Diversified International Fund (a)	36,083,141		440,936
Equity Income Fund (a)	23,575,324		597,163
Global Diversified Income Fund (a)	4,872,158		72,157
Global Multi-Strategy Fund (a)	19,355,670		213,493
Global Real Estate Securities Fund (a)	4,992,697		45,184
Government & High Quality Bond Fund (a)	38,600,717		423,836
High Yield Fund (a)	11,911,730		92,435
Income Fund (a)	66,811,296		654,083
International Emerging Markets Fund (a)	4,155,230		106,332
LargeCap Growth Fund (a)	32,467,619		369,806
LargeCap Growth Fund II (a)	10,692,358		111,628
LargeCap Value Fund (a)	37,688,004		507,657
MidCap Fund (a)	5,950,853		126,872
Preferred Securities Fund (a)	5,565,647		58,105
Principal Capital Appreciation Fund (a)	5,581,360		319,254
Short-Term Income Fund (a)	13,483,631		164,905
SmallCap Growth Fund I (a)	8,156,508		108,971
SmallCap Value Fund II (a)	9,534,847		129,579
Small-MidCap Dividend Income Fund (a)	7,362,219		102,850
			$4,822,815
TOTAL INVESTMENT COMPANIES			$4,822,815
Total Investments			$4,822,815
Liabilities in Excess of Other Assets, Net - (0.01)%			$(504)
TOTAL NET ASSETS - 100.00%			$4,822,311

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			51 .75%
Fixed Income Funds			30 .04%
International Equity Funds			12 .29%
Specialty Funds			5.93%
Liabilities in Excess of Other Assets, Net			(0.01)%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	July 31, 2014 July 31, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	8,370,648	$107,825	98,354	$1,363	138,930	$1,918	8,330,072	$107,296
Bond & Mortgage Securities Fund	4,881,613	53,581	174,723	1,889	—	—	5,056,336	55,470
Diversified International Fund	36,039,977	344,492	847,781	10,011	804,617	9,568	36,083,141	344,976
Equity Income Fund	23,339,380	353,186	557,853	13,731	321,909	7,612	23,575,324	359,345
Global Diversified Income Fund	4,724,084	63,001	227,359	3,254	79,285	1,118	4,872,158	65,130
Global Multi-Strategy Fund	14,814,969	152,940	4,540,701	49,759	—	—	19,355,670	202,699
Global Real Estate Securities Fund	2,547,617	18,497	2,445,080	21,359	—	—	4,992,697	39,856
Government & High Quality Bond	39,412,766	418,186	1,498,395	16,393	2,310,444	25,397	38,600,717	409,015
Fund
High Yield Fund	11,303,214	80,077	999,028	7,786	390,512	3,070	11,911,730	84,784
Income Fund	61,964,630	570,690	5,449,195	53,051	602,529	5,797	66,811,296	617,737
International Emerging Markets Fund	4,115,403	91,297	86,252	2,073	46,425	1,117	4,155,230	92,150
LargeCap Growth Fund	29,456,261	180,046	3,546,672	38,069	535,314	6,005	32,467,619	212,584
LargeCap Growth Fund II	10,856,124	65,391	1,107,334	11,014	1,271,100	13,219	10,692,358	64,074
LargeCap Value Fund	34,006,073	397,431	4,245,922	54,605	563,991	7,401	37,688,004	444,534
MidCap Fund	5,875,294	50,041	158,478	3,186	82,919	1,676	5,950,853	51,854
Preferred Securities Fund	5,194,184	36,401	371,463	3,732	—	—	5,565,647	40,133
Principal Capital Appreciation Fund	5,558,801	176,265	212,378	11,395	189,819	10,537	5,581,360	177,739
Short-Term Income Fund	12,833,922	153,150	701,191	8,585	51,482	632	13,483,631	161,100
SmallCap Growth Fund I	8,431,757	86,057	963,381	13,301	1,238,630	17,091	8,156,508	83,008
SmallCap Value Fund II	9,205,870	102,379	676,942	9,097	347,965	4,814	9,534,847	106,797
Small-MidCap Dividend Income Fund	7,167,822	71,369	320,397	4,322	126,000	1,676	7,362,219	74,025

		$3,572,302		$337,975		$118,648		$3,794,306

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$347			$26			$2
Bond & Mortgage Securities Fund		1,094			—			—
Diversified International Fund		8,388			41			—
Equity Income Fund		10,080			40			—
Global Diversified Income Fund		2,462			(7)			—
Global Multi-Strategy Fund		1,049			—			697
Global Real Estate Securities Fund		923			—			288
Government & High Quality Bond Fund		10,352			(167)			—
High Yield Fund		4,920			(9)			1,291
Income Fund		18,361			(207)			—
International Emerging Markets Fund		856			(103)			—
LargeCap Growth Fund		1,111			474			35,334
LargeCap Growth Fund II		778			888			9,221
LargeCap Value Fund		16,448			(101)			29,311
MidCap Fund		693			303			2,088
Preferred Securities Fund		2,244			—			1,441
Principal Capital Appreciation Fund		3,440			616			6,333
Short-Term Income Fund		2,071			(3)			85
SmallCap Growth Fund I		1,918			741			10,978
SmallCap Value Fund II		620			135			8,072
Small-MidCap Dividend Income Fund		1,751			10			1,760
		$89,906			$2,677			$106,901
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 99.99%
Blue Chip Fund (a)	1,890,265	$27,730
Bond & Mortgage Securities Fund (a)	3,484,486	38,155
Diversified International Fund (a)	8,027,221	98,093
Equity Income Fund (a)	5,339,873	135,259
Global Diversified Income Fund (a)	2,721,982	40,312
Global Multi-Strategy Fund (a)	5,460,450	60,229
Global Real Estate Securities Fund (a)	1,573,961	14,244
Government & High Quality Bond Fund (a)	21,518,505	236,273
High Yield Fund (a)	6,755,228	52,421
Income Fund (a)	36,987,902	362,112
International Emerging Markets Fund (a)	900,752	23,050
LargeCap Growth Fund (a)	7,478,656	85,182
LargeCap Growth Fund II (a)	2,484,231	25,935
LargeCap Value Fund (a)	8,697,856	117,160
MidCap Fund (a)	1,342,112	28,614
Preferred Securities Fund (a)	3,079,402	32,149
Principal Capital Appreciation Fund (a)	1,289,647	73,768
Short-Term Income Fund (a)	7,637,141	93,402
SmallCap Growth Fund I (a)	1,914,423	25,577
SmallCap Value Fund II (a)	2,109,317	28,666
Small-MidCap Dividend Income Fund (a)	1,709,941	23,888
		$1,622,219
TOTAL INVESTMENT COMPANIES		$1,622,219
Total Investments		$1,622,219
Other Assets in Excess of Liabilities, Net - 0.01%		$109
TOTAL NET ASSETS - 100.00%		$1,622,328

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50 .20%
Domestic Equity Funds		35 .25%
International Equity Funds		8.35%
Specialty Funds		6.19%
Other Assets in Excess of Liabilities, Net		0.01%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	July 31, 2014 July 31, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,866,845	$23,762	36,326	$503	12,906	$180	1,890,265	$24,085
Bond & Mortgage Securities Fund	3,331,244	36,578	186,746	2,014	33,504	359	3,484,486	38,224
Diversified International Fund	7,943,252	74,711	266,091	3,138	182,122	2,160	8,027,221	75,684
Equity Income Fund	5,223,914	83,338	198,851	4,829	82,892	1,976	5,339,873	86,183
Global Diversified Income Fund	2,582,653	34,783	172,516	2,462	33,187	467	2,721,982	36,771
Global Multi-Strategy Fund	3,370,564	34,853	2,089,886	22,882	—	—	5,460,450	57,735
Global Real Estate Securities Fund	825,472	6,007	770,371	6,694	21,882	179	1,573,961	12,526
Government & High Quality Bond	21,083,586	227,630	1,223,545	13,371	788,626	8,644	21,518,505	232,071
Fund
High Yield Fund	6,292,656	46,075	627,657	4,895	165,085	1,289	6,755,228	49,661
Income Fund	32,249,800	302,624	5,077,311	49,412	339,209	3,258	36,987,902	348,648
International Emerging Markets Fund	882,815	18,295	25,412	610	7,475	180	900,752	18,710
LargeCap Growth Fund	6,672,254	45,708	930,870	10,050	124,468	1,368	7,478,656	54,341
LargeCap Growth Fund II	2,395,356	16,146	266,189	2,654	177,314	1,844	2,484,231	17,023
LargeCap Value Fund	7,635,435	86,932	1,201,623	15,543	139,202	1,797	8,697,856	100,597
MidCap Fund	1,318,425	14,379	41,431	833	17,744	358	1,342,112	14,880
Preferred Securities Fund	2,826,610	23,347	289,001	2,902	36,209	359	3,079,402	25,858
Principal Capital Appreciation Fund	1,257,040	40,954	73,259	3,935	40,652	2,255	1,289,647	42,695
Short-Term Income Fund	6,939,240	82,620	756,647	9,263	58,746	718	7,637,141	91,160
SmallCap Growth Fund I	1,874,269	19,817	238,986	3,317	198,832	2,746	1,914,423	20,354
SmallCap Value Fund II	2,044,163	22,804	143,899	1,933	78,745	1,082	2,109,317	23,679
Small-MidCap Dividend Income Fund	1,657,363	16,656	75,813	1,021	23,235	310	1,709,941	17,369

		$1,258,019		$162,261		$31,529		$1,388,254

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$78			$—			$1
Bond & Mortgage Securities Fund		752			(9)			—
Diversified International Fund		1,863			(5)			—
Equity Income Fund		2,280			(8)			—
Global Diversified Income Fund		1,371			(7)			—
Global Multi-Strategy Fund		244			—			162
Global Real Estate Securities Fund		296			4			93
Government & High Quality Bond Fund		5,652			(286)			—
High Yield Fund		2,759			(20)			724
Income Fund		9,853			(130)			—
International Emerging Markets Fund		185			(15)			—
LargeCap Growth Fund		255			(49)			8,096
LargeCap Growth Fund II		173			67			2,056
LargeCap Value Fund		3,726			(81)			6,644
MidCap Fund		156			26			470
Preferred Securities Fund		1,239			(32)			791
Principal Capital Appreciation Fund		787			61			1,449
Short-Term Income Fund		1,149			(5)			47
SmallCap Growth Fund I		430			(34)			2,462
SmallCap Value Fund II		138			24			1,795
Small-MidCap Dividend Income Fund		406			2			408
		$33,792			$(497)			$25,198
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Growth Portfolio
		July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.12%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.12%
Blue Chip Fund (a)	7,149,147	$104,878
Diversified International Fund (a)	31,292,725	382,397
Diversified Real Asset Fund (a)	3,693,377	47,718
Equity Income Fund (a)	21,043,386	533,029
Global Multi-Strategy Fund (a)	14,774,499	162,963
Global Real Estate Securities Fund (a)	3,594,937	32,534
Government & High Quality Bond Fund (a)	8,624,920	94,702
High Yield Fund (a)	2,452,033	19,028
Income Fund (a)	16,228,432	158,876
International Emerging Markets Fund (a)	3,636,303	93,053
LargeCap Growth Fund (a)	28,991,788	330,216
LargeCap Growth Fund II (a)	9,072,818	94,720
LargeCap Value Fund (a)	32,488,699	437,623
MidCap Fund (a)	4,889,848	104,252
Preferred Securities Fund (a)	1,536,874	16,045
Principal Capital Appreciation Fund (a)	4,997,498	285,857
Short-Term Income Fund (a)	3,020,774	36,944
SmallCap Growth Fund I (a)	7,296,557	97,482
SmallCap Value Fund II (a)	8,351,726	113,500
Small-MidCap Dividend Income Fund (a)	6,337,504	88,535
		$3,234,352
TOTAL INVESTMENT COMPANIES		$3,234,352
Total Investments		$3,234,352
Liabilities in Excess of Other Assets, Net - (0.12)%		$(3,999)
TOTAL NET ASSETS - 100.00%		$3,230,353

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		67 .79%
International Equity Funds		15 .73%
Fixed Income Funds		10 .08%
Specialty Funds		6.52%
Liabilities in Excess of Other Assets, Net		(0.12)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	July 31, 2014 July 31, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	7,160,712	$91,640	80,756	$1,117	92,321	$1,280	7,149,147	$91,485
Diversified International Fund	31,002,661	304,375	860,146	10,140	570,082	6,755	31,292,725	307,732
Diversified Real Asset Fund	3,661,797	40,634	81,011	971	49,431	598	3,693,377	41,033
Equity Income Fund	20,795,857	318,238	507,321	12,465	259,792	6,158	21,043,386	324,540
Global Multi-Strategy Fund	12,643,877	131,054	2,151,277	23,520	20,655	222	14,774,499	154,352
Global Real Estate Securities Fund	2,369,680	17,152	1,270,388	10,991	45,131	375	3,594,937	27,787
Government & High Quality Bond	9,123,150	95,503	344,574	3,769	842,804	9,262	8,624,920	90,161
Fund
High Yield Fund	2,252,527	14,726	199,506	1,555	—	—	2,452,033	16,281
Income Fund	15,337,182	138,897	1,008,267	9,792	117,017	1,127	16,228,432	147,550
International Emerging Markets Fund	3,605,525	85,666	71,167	1,707	40,389	974	3,636,303	86,327
LargeCap Growth Fund	26,261,037	173,345	3,188,251	34,234	457,500	5,100	28,991,788	202,795
LargeCap Growth Fund II	9,257,365	59,007	942,517	9,377	1,127,064	11,687	9,072,818	57,581
LargeCap Value Fund	29,091,629	338,299	3,779,543	48,669	382,473	4,964	32,488,699	381,890
MidCap Fund	4,825,054	39,990	139,014	2,795	74,220	1,501	4,889,848	41,536
Preferred Securities Fund	1,446,075	10,236	128,311	1,288	37,512	376	1,536,874	11,142
Principal Capital Appreciation Fund	4,967,520	157,038	197,342	10,584	167,364	9,280	4,997,498	158,666
Short-Term Income Fund	2,843,614	33,786	177,160	2,169	—	—	3,020,774	35,955
SmallCap Growth Fund I	7,452,261	75,699	886,113	12,257	1,041,817	14,512	7,296,557	74,002
SmallCap Value Fund II	8,147,618	90,888	610,224	8,203	406,116	5,611	8,351,726	93,629
Small-MidCap Dividend Income Fund	6,160,405	61,191	261,710	3,532	84,611	1,127	6,337,504	63,601

		$2,277,364		$209,135		$80,909		$2,408,045

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$297			$8			$2
Diversified International Fund		7,236			(28)			—
Diversified Real Asset Fund		832			26			139
Equity Income Fund		8,997			(5)			—
Global Multi-Strategy Fund		894			—			594
Global Real Estate Securities Fund		820			19			266
Government & High Quality Bond Fund		2,379			151			—
High Yield Fund		990			—			258
Income Fund		4,533			(12)			—
International Emerging Markets Fund		749			(72)			—
LargeCap Growth Fund		992			316			31,596
LargeCap Growth Fund II		665			884			7,895
LargeCap Value Fund		14,122			(114)			25,188
MidCap Fund		570			252			1,718
Preferred Securities Fund		622			(6)			400
Principal Capital Appreciation Fund		3,077			324			5,674
Short-Term Income Fund		462			—			19
SmallCap Growth Fund I		1,701			558			9,738
SmallCap Value Fund II		548			149			7,147
Small-MidCap Dividend Income Fund		1,507			5			1,518
		$51,993			$2,455			$92,152
Amounts in thousands except shares

See accompanying notes

			Schedule of Investments
			SAM Flexible Income Portfolio
			July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.83%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.83%
Blue Chip Fund (a)	1,350,809		$19,816
Bond & Mortgage Securities Fund (a)	6,873,264		75,262
Diversified International Fund (a)	4,447,263		54,346
Equity Income Fund (a)	6,361,711		161,142
Global Diversified Income Fund (a)	6,400,374		94,790
Global Real Estate Securities Fund (a)	2,125,272		19,234
Government & High Quality Bond Fund (a)	26,572,032		291,761
High Yield Fund (a)	13,227,023		102,642
Income Fund (a)	59,486,925		582,377
International Emerging Markets Fund (a)	797,008		20,395
LargeCap Growth Fund (a)	6,987,710		79,590
LargeCap Value Fund (a)	7,868,433		105,988
Preferred Securities Fund (a)	7,330,718		76,533
Principal Capital Appreciation Fund (a)	668,993		38,266
Short-Term Income Fund (a)	13,119,112		160,447
SmallCap Growth Fund I (a)	1,655,353		22,115
Small-MidCap Dividend Income Fund (a)	6,271,149		87,608
			$1,992,312
TOTAL INVESTMENT COMPANIES			$1,992,312
Total Investments			$1,992,312
Other Assets in Excess of Liabilities, Net - 0.17%			$3,418
TOTAL NET ASSETS - 100.00%			$1,995,730

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			64 .59%
Domestic Equity Funds			25 .79%
Specialty Funds			4.75%
International Equity Funds			4.70%
Other Assets in Excess of Liabilities, Net			0.17%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	July 31, 2014 July 31, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,346,752	$17,291	4,057	$56	—	$—	1,350,809	$17,347
Bond & Mortgage Securities Fund	6,670,493	73,025	320,612	3,462	117,841	1,264	6,873,264	75,176
Diversified International Fund	4,559,411	41,805	89,437	1,057	201,585	2,426	4,447,263	40,492
Equity Income Fund	6,309,509	105,751	193,626	4,723	141,424	3,421	6,361,711	107,081
Global Diversified Income Fund	5,745,137	77,101	715,030	10,409	59,793	842	6,400,374	86,662
Global Real Estate Securities Fund	1,664,295	12,081	486,308	4,207	25,331	211	2,125,272	16,063
Government & High Quality Bond	26,037,134	282,269	1,259,418	13,779	724,520	7,937	26,572,032	287,820
Fund
High Yield Fund	11,652,970	85,126	1,736,342	13,579	162,289	1,264	13,227,023	97,398
Income Fund	53,494,700	503,421	6,461,912	62,986	469,687	4,515	59,486,925	561,709
International Emerging Markets Fund	793,634	17,599	20,803	497	17,429	421	797,008	17,639
LargeCap Growth Fund	6,384,633	49,477	797,564	8,575	194,487	2,163	6,987,710	55,939
LargeCap Value Fund	6,197,732	71,578	1,766,975	23,184	96,274	1,263	7,868,433	93,465
Preferred Securities Fund	6,324,128	51,003	1,090,891	11,117	84,301	842	7,330,718	61,260
Principal Capital Appreciation Fund	696,595	23,812	22,814	1,224	50,416	2,804	668,993	22,644
Short-Term Income Fund	11,320,738	134,417	1,822,785	22,321	24,411	299	13,119,112	156,438
SmallCap Growth Fund I	1,700,311	19,490	188,441	2,599	233,399	3,324	1,655,353	18,866
Small-MidCap Dividend Income Fund	6,070,337	65,882	295,589	3,983	94,777	1,264	6,271,149	68,600

		$1,631,128		$187,758		$34,260		$1,784,599

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$56			$—			$—
Bond & Mortgage Securities Fund		1,487			(47)			—
Diversified International Fund		1,057			56			—
Equity Income Fund		2,725			28			—
Global Diversified Income Fund		3,079			(6)			—
Global Real Estate Securities Fund		565			(14)			187
Government & High Quality Bond Fund		6,935			(291)			—
High Yield Fund		5,154			(43)			1,332
Income Fund		16,043			(183)			—
International Emerging Markets Fund		164			(36)			—
LargeCap Growth Fund		241			50			7,669
LargeCap Value Fund		3,006			(34)			5,361
Preferred Securities Fund		2,812			(18)			1,758
Principal Capital Appreciation Fund		430			412			794
Short-Term Income Fund		1,891			(1)			75
SmallCap Growth Fund I		387			101			2,212
Small-MidCap Dividend Income Fund		1,487			(1)			1,497
		$47,519			$(27)			$20,885
Amounts in thousands except shares

See accompanying notes

			Schedule of Investments
			SAM Strategic Growth Portfolio
			July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.13%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 100.13%
Blue Chip Fund (a)	5,541,109		$81,288
Diversified International Fund (a)	16,137,548		197,201
Equity Income Fund (a)	14,700,009		372,351
Global Real Estate Securities Fund (a)	3,568,997		32,299
International Emerging Markets Fund (a)	3,748,202		95,917
LargeCap Growth Fund (a)	30,623,272		348,799
LargeCap Growth Fund II (a)	6,036,653		63,023
LargeCap Value Fund (a)	27,364,220		368,596
MidCap Fund (a)	1,432,945		30,550
Principal Capital Appreciation Fund (a)	3,634,050		207,868
SmallCap Growth Fund I (a)	4,539,742		60,651
SmallCap Value Fund II (a)	5,463,881		74,254
Small-MidCap Dividend Income Fund (a)	4,090,048		57,138
			$1,989,935
TOTAL INVESTMENT COMPANIES			$1,989,935
Total Investments			$1,989,935
Liabilities in Excess of Other Assets, Net - (0.13)%			$(2,645)
TOTAL NET ASSETS - 100.00%			$1,987,290

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			83 .76%
International Equity Funds			16 .37%
Liabilities in Excess of Other Assets, Net			(0.13)%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	July 31, 2014 July 31, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	5,592,207	$71,283	37,024	$513	88,122	$1,216	5,541,109	$70,608
Diversified International Fund	16,509,940	154,884	377,411	4,456	749,803	9,009	16,137,548	150,870
Equity Income Fund	14,617,850	233,973	300,770	7,443	218,611	5,166	14,700,009	236,261
Global Real Estate Securities Fund	2,759,476	19,644	846,081	7,188	36,560	304	3,568,997	26,544
International Emerging Markets Fund	3,730,271	87,447	56,205	1,349	38,274	911	3,748,202	87,794
LargeCap Growth Fund	27,826,846	208,708	3,389,455	36,395	593,029	6,608	30,623,272	238,452
LargeCap Growth Fund II	7,250,714	46,784	693,450	6,892	1,907,511	19,751	6,036,653	37,576
LargeCap Value Fund	24,713,997	295,608	3,035,233	38,992	385,010	5,006	27,364,220	329,473
MidCap Fund	1,411,508	11,648	36,488	734	15,051	305	1,432,945	12,113
Principal Capital Appreciation Fund	3,566,312	113,247	128,702	6,905	60,964	3,265	3,634,050	116,913
SmallCap Growth Fund I	5,510,797	55,784	634,906	8,772	1,605,961	22,278	4,539,742	45,406
SmallCap Value Fund II	5,479,229	57,366	398,363	5,354	413,711	5,721	5,463,881	57,158
Small-MidCap Dividend Income Fund	3,981,323	39,391	148,886	2,013	40,161	535	4,090,048	40,906

		$1,395,767		$127,006		$80,075		$1,450,074

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$231			$28			$2
Diversified International Fund		3,839			539			—
Equity Income Fund		6,291			11			—
Global Real Estate Securities Fund		944			16			310
International Emerging Markets Fund		774			(91)			—
LargeCap Growth Fund		1,048			(43)			33,367
LargeCap Growth Fund II		519			3,651			6,156
LargeCap Value Fund		11,965			(121)			21,334
MidCap Fund		167			36			503
Principal Capital Appreciation Fund		2,203			26			4,062
SmallCap Growth Fund I		1,257			3,128			7,195
SmallCap Value Fund II		368			159			4,794
Small-MidCap Dividend Income Fund		971			37			978
		$30,577			$7,376			$78,701
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2014 (unaudited)

	INVESTMENT COMPANIES - 0.98%		Shares Held	Value	(000	's)			Principal

	Publicly Traded Investment Fund - 0.98%							BONDS (continued)	Amount (000's)	Value	(000	's)
	Morgan Stanley Institutional Liquidity Funds -		21,120,514		$21,121			Automobile Floor Plan Asset Backed Securities (continued)
	Government Portfolio							World Omni Master Owner Trust
								0.50%, 02/15/2018(a),(b)	$15,250		$15,267
	TOTAL INVESTMENT COMPANIES				$21,121						$98,170
			Principal
BONDS	- 94.99%		Amount (000's)	Value	(000	's)		Automobile Manufacturers - 1.93%
								Daimler Finance North America LLC
	Agriculture - 0.88%							1.38%, 08/01/2017(a),(c)	6,500		6,483
	Cargill Inc							1.88%, 09/15/2014(a)	10,000		10,017
	6.00%, 11/27/2017(a)		$16,744		$18,980			PACCAR Financial Corp
								0.83%, 12/06/2018(b)	6,250		6,303
								Toyota Motor Credit Corp
	Automobile Asset Backed Securities - 5.74%							2.10%, 01/17/2019	18,750		18,761
	American Credit Acceptance Receivables										$41,564
	Trust
	1.64%, 11/15/2016(a),(b)		2,980		2,986		Banks	- 17.35%
	AmeriCredit Automobile Receivables Trust							Australia & New Zealand Banking Group
	2013-1							Ltd/New York NY
	0.49%, 06/08/2016		1,897		1,897			0.78%, 05/15/2018(b)	12,000		12,072
	AmeriCredit Automobile Receivables Trust							Bank of America Corp
	2013-3							2.60%, 01/15/2019	5,000		5,026
	0.68%, 10/11/2016(b)		4,391		4,394			Bank of America NA
	AmeriCredit Automobile Receivables Trust							0.51%, 06/15/2016(b)	13,000		12,959
	2013-5							1.25%, 02/14/2017	11,000		10,999
	0.53%, 03/08/2017(b)		4,370		4,374			5.30%, 03/15/2017	24,000		26,233
	AmeriCredit Automobile Receivables Trust							Bank of New York Mellon Corp/The
	2014-1							2.20%, 05/15/2019	11,000		10,982
	0.57%, 07/10/2017(b)		10,750		10,754			Branch Banking & Trust Co
	AmeriCredit Automobile Receivables Trust							0.53%, 05/23/2017(b)	13,250		13,152
	2014-2							0.55%, 09/13/2016(b)	5,750		5,735
	0.54%, 10/10/2017(b)		18,000		17,997			Citigroup Inc
	Capital Auto Receivables Asset Trust 2014-1							4.75%, 05/19/2015	8,750		9,038
	0.68%, 05/20/2016(b)		4,500		4,504			6.13%, 05/15/2018	16,500		18,869
	CPS Auto Receivables Trust 2013-A							Commonwealth Bank of Australia
	1.31%, 06/15/2020(a),(b)		16,444		16,440			3.75%, 10/15/2014(a)	12,500		12,585
	CPS Auto Receivables Trust 2013-B							Commonwealth Bank of Australia/New York
	1.82%, 09/15/2020(a),(b)		8,141		8,162			NY
	CPS Auto Receivables Trust 2013-C							2.25%, 03/13/2019	4,500		4,512
	1.64%, 04/16/2018(a)		8,293		8,343			Goldman Sachs Group Inc/The
	CPS Auto Receivables Trust 2013-D							1.32%, 11/15/2018(b)	18,750		19,056
	1.54%, 07/16/2018(a),(b)		5,478		5,501			JP Morgan Chase Bank NA
	CPS Auto Trust							0.56%, 06/13/2016(b)	6,000		5,979
	1.48%, 03/16/2020(a)		3,379		3,391			5.88%, 06/13/2016	8,750		9,518
	Santander Drive Auto Receivables Trust 2013-							6.00%, 10/01/2017	25,500		28,784
	5							KeyBank NA/Cleveland OH
	0.53%, 04/17/2017(b)		5,158		5,161			5.45%, 03/03/2016	5,750		6,158
	Santander Drive Auto Receivables Trust 2014-							7.41%, 10/15/2027	25,000		26,269
	1							Morgan Stanley
	0.74%, 06/15/2017		8,999		9,007			0.68%, 10/18/2016(b)	16,000		16,026
	Santander Drive Auto Receivables Trust 2014-							1.08%, 01/24/2019(b)	29,750		30,076
	2							National City Bank/Cleveland OH
	0.54%, 07/17/2017(b)		14,000		14,001			0.60%, 06/07/2017(b)	4,500		4,493
	Santander Drive Auto Receivables Trust 2014-							PNC Bank NA
	3							4.88%, 09/21/2017	14,800		16,261
	0.54%, 08/15/2017(b)		7,000		6,999			PNC Financial Services Group Inc/The
					$123,911			6.75%, 07/29/2049(b)	6,375		7,108
								SunTrust Bank/Atlanta GA
	Automobile Floor Plan Asset Backed Securities - 4.55%							0.52%, 08/24/2015(b)	12,000		11,986
	Ally Master Owner Trust							7.25%, 03/15/2018	9,000		10,550
	0.60%, 04/15/2018(b)		16,500		16,528
	0.62%, 01/15/2019(b)		5,500		5,519			US Bank NA/Cincinnati OH
								0.47%, 01/30/2017(b)	9,500		9,504
	CNH Wholesale Master Note Trust							Wells Fargo & Co
	0.75%, 08/15/2019(a),(b)		8,750		8,773
								7.98%, 12/31/2049(b)	18,250		20,696
	Ford Credit Auto Owner Trust/Ford Credit							Wells Fargo Bank NA
	2014-RE	V1						6.00%, 11/15/2017	8,500		9,685
	2.26%, 11/15/2025(a),(b)		11,000		11,036
	Ford Credit Floorplan Master Owner Trust A										$374,311
	0.53%, 01/15/2018(b)		18,000		18,036			Beverages - 1.20%
	0.55%, 02/15/2019(b)		6,000		6,003			SABMiller Holdings Inc
	Nissan Master Owner Trust Receivables							0.92%, 08/01/2018(a),(b)	4,500		4,525
	0.45%, 02/15/2018(b)		17,000		17,008			1.85%, 01/15/2015(a)	5,500		5,533

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)		Amount (000's)	Value	(000	's)

Beverages (continued)					Finance - Mortgage Loan/Banker - 4.40%
SABMiller PLC					Fannie Mae
6.50%, 07/01/2016(a)	$14,500		$15,947		0.88%, 02/08/2018		$17,000		$16,755
			$26,005		1.13%, 04/27/2017		23,500		23,584
					1.75%, 06/20/2019		15,500		15,433
Biotechnology - 1.23%					1.88%, 02/19/2019		39,000		39,233
Amgen Inc									$95,005
1.25%, 05/22/2017	9,000		8,967
2.13%, 05/15/2017	4,250		4,339		Food - 0.53%
2.20%, 05/22/2019	9,000		8,940		Ingredion Inc
Gilead Sciences Inc					3.20%, 11/01/2015		6,750		6,944
2.40%, 12/01/2014	4,250		4,277		Tesco PLC
			$26,523		2.00%, 12/05/2014(a)		4,500		4,524

Chemicals - 0.57%									$11,468
Airgas Inc					Gas - 0.40%
3.25%, 10/01/2015	12,000		12,346		Florida Gas Transmission Co LLC
					4.00%, 07/15/2015(a)		6,000		6,160
					7.90%, 05/15/2019(a)		2,000		2,434
Commercial Services - 0.18%
ERAC USA Finance LLC									$8,594
5.60%, 05/01/2015(a)	3,750		3,888		Home Equity Asset Backed Securities - 3.49%
					ABFC 2005-OPT1 Trust
					0.52%, 07/25/2035(b)		584		574
Computers - 0.96%
Apple Inc					ABFC 2005-WMC1 Trust
					0.82%, 06/25/2035(b)		3,108		3,061
1.00%, 05/03/2018	4,500		4,400
International Business Machines Corp					ACE Securities Corp Home Equity Loan Trust
1.95%, 02/12/2019	16,250		16,259		Series 2005-AG1
					0.52%, 08/25/2035(b)		265		254
			$20,659		ACE Securities Corp Home Equity Loan Trust
Credit Card Asset Backed Securities - 0.38%					Series 2005-HE2
Cabela's Master Credit Card Trust					0.88%, 04/25/2035(b)		1,640		1,646
0.64%, 07/15/2022(b)	8,250		8,251		ACE Securities Corp Home Equity Loan Trust
					Series 2005-WF1
					0.50%, 05/25/2035(b)		2,964		2,916
Diversified Financial Services - 6.72%					Asset Backed Securities Corp Home Equity
Ford Motor Credit Co LLC					Loan Trust Series OOMC 2005-HE6
3.98%, 06/15/2016	15,550		16,362		0.66%, 07/25/2035(b)		3,718		3,681
General Electric Capital Corp
0.74%, 01/14/2019(b)	17,250		17,356		Bayview Financial Acquisition Trust
					0.78%, 05/28/2044(b)		1,387		1,383
0.88%, 07/12/2016(b)	24,250		24,461
					5.66%, 12/28/2036(b)		398		398
5.63%, 09/15/2017	4,750		5,349
6.38%, 11/15/2067(b)	9,000		10,017		Bear Stearns Asset Backed Securities I Trust
					2006	-PC1
Jefferies Group LLC					0.48%, 12/25/2035(b)		7,645		7,596
3.88%, 11/09/2015	6,250		6,451
MassMutual Global Funding II					Credit Suisse First Boston Mortgage Securities
2.10%, 08/02/2018(a)	9,500		9,536		Corp
2.30%, 09/28/2015(a)	15,500		15,797		4.80%, 05/25/2035		4,651		4,798
2.35%, 04/09/2019(a)	10,000		10,059		Home Equity Asset Trust 2005-2
					0.88%, 07/25/2035(b)		522		522
Murray Street Investment Trust I
4.65%, 03/09/2017(b)	27,500		29,596		Home Equity Asset Trust 2005-4
					0.86%, 10/25/2035(b)		4,725		4,398
			$144,984		JP Morgan Mortgage Acquisition Corp 2005-
Electric - 4.81%					FLD1
Dominion Resources Inc/VA					0.89%, 07/25/2035(b)		2,087		2,073
1.40%, 09/15/2017	9,000		8,954		JP Morgan Mortgage Acquisition Corp 2005-
LG&E and KU Energy LLC					OPT1
2.13%, 11/15/2015	10,000		10,131		0.61%, 06/25/2035(b)		1,376		1,365
NiSource Finance Corp					Mastr Asset Backed Securities Trust 2005-
5.25%, 09/15/2017	8,500		9,423		FRE1
PPL Energy Supply LLC					0.41%, 10/25/2035(b)		715		714
5.70%, 10/15/2035	10,000		10,448		New Century Home Equity Loan Trust 2005-
6.50%, 05/01/2018	9,500		10,235		3
Public Service Co of New Mexico					0.64%, 07/25/2035(b)		17,453		17,351
7.95%, 05/15/2018	19,000		22,796		RAMP Series 2005-EFC2 Trust
Southern Co/The					0.62%, 07/25/2035(b)		534		534
2.45%, 09/01/2018	11,000		11,216		RASC Series 2003-KS10 Trust
TransAlta Corp					4.47%, 03/25/2032		502		511
6.65%, 05/15/2018	18,250		20,509		Soundview Home Loan Trust 2005-CTX1
			$103,712		0.57%, 11/25/2035(b)		3,750		3,701
					Structured Asset Securities Corp Mortgage
					Loan Trust Series 2005-GEL4
					0.77%, 08/25/2035(b)		1,200		1,141

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2014 (unaudited)

			Principal					Principal
	BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

	Home Equity Asset Backed Securities (continued)						Mortgage Backed Securities (continued)
	Terwin Mortgage Trust 2005-2HE						Banc of America Funding 2006-G Trust
	0.92%, 01/25/2035(a),(b)		$485		$483		0.33%, 07/20/2036(b)	$1,270		$1,267
	Terwin Mortgage Trust Series TMTS 2005-						Banc of America Mortgage Trust 2004-8
	14	HE					5.25%, 10/25/2019	410		420
	4.85%, 08/25/2036(b)		2,027		2,093		Banc of America Mortgage Trust 2005-7
	Wells Fargo Home Equity Asset-Backed						5.00%, 08/25/2020	275		279
	Securities 2004-2 Trust						BCAP LLC 2011-RR11 Trust
	0.57%, 10/25/2034(b)		267		260		2.53%, 03/26/2035(a),(b)	4,387		4,426
	5.00%, 10/25/2034		11,500		11,483		CHL Mortgage Pass-Through Trust 2003-28
	5.00%, 10/25/2034		52		52		4.50%, 08/25/2033	33		33
	Wells Fargo Home Equity Asset-Backed						CHL Mortgage Pass-Through Trust 2003-46
	Securities 2005-2 Trust						2.55%, 01/19/2034(b)	1,569		1,611
	0.56%, 11/25/2035(b)		2,243		2,237		CHL Mortgage Pass-Through Trust 2004-19
					$75,225		5.25%, 10/25/2034	88		88
							CHL Mortgage Pass-Through Trust 2004-J1
	Insurance - 6.01%						4.50%, 01/25/2019(b)	377		383
	Berkshire Hathaway Finance Corp						CHL Mortgage Pass-Through Trust 2004-J7
	1.60%, 05/15/2017		20,000		20,270		5.00%, 09/25/2019	809		838
	2.00%, 08/15/2018		11,500		11,622		Citigroup Mortgage Loan Trust 2009-6
	Chubb Corp/The						2.61%, 07/25/2036(a),(b)	1,970		1,991
	6.38%, 03/29/2067(b)		2,750		3,032
							Credit Suisse First Boston Mortgage Securities
	Lincoln National Corp						Corp
	7.00%, 05/17/2066(b)		4,500		4,621
							1.11%, 05/25/2034(b)	522		510
	MetLife Inc						5.00%, 09/25/2019	151		148
	6.82%, 08/15/2018		10,000		11,835		5.00%, 10/25/2019	915		920
	Metropolitan Life Global Funding I						Credit Suisse Mortgage Capital Certificates
	1.30%, 04/10/2017(a)		6,750		6,753
							2.31%, 07/27/2037(a),(b)	2,514		2,531
	2.30%, 04/10/2019(a)		6,750		6,772
							Deutsche Mortgage Securities Inc REMIC
	New York Life Global Funding						Trust Series 2010-RS2
	2.45%, 07/14/2016(a)		16,500		17,021
							3.83%, 06/28/2047(a),(b)	7,119		7,126
	Prudential Covered Trust 2012-1						Fannie Mae REMICS
	3.00%, 09/30/2015(a)		4,100		4,199
							3.50%, 03/25/2042	1,637		1,705
	Prudential Holdings LLC						Freddie Mac REMICS
	1.11%, 12/18/2017(a),(b)		14,571		14,680
							0.60%, 06/15/2023(b)	15		15
	8.70%, 12/18/2023(a)		22,855		28,911
							Ginnie Mae
					$129,716		0.62%, 07/16/2054(b)	88,030		4,971
	Iron & Steel - 0.31%						0.70%, 08/16/2051(b)	85,541		5,304
	ArcelorMittal						0.87%, 02/16/2053(b)	126,195		9,025
	4.25%, 03/01/2016		6,500		6,630		0.91%, 09/16/2055(b)	49,856		3,428
							0.92%, 03/16/2052(b)	87,195		7,131
							0.93%, 10/16/2054(b)	35,251		2,336
	Manufactured Housing Asset Backed Securities - 0.00%						0.94%, 06/16/2055(b)	50,495		3,267
	Green Tree Financial Corp						0.95%, 10/16/2054(b)	57,783		3,421
	7.70%, 09/15/2026		120		129		0.98%, 03/16/2049(b)	120,166		7,068
							1.00%, 01/16/2055(b)	70,595		4,425
Media	- 0.75%						1.00%, 02/16/2055(b)	77,640		4,130
	NBCUniversal Enterprise Inc						1.01%, 10/16/2054(b)	38,901		2,571
	0.77%, 04/15/2016(a),(b)		4,500		4,523		1.04%, 09/16/2055(b)	19,891		1,379
	Time Warner Cable Inc						1.11%, 01/16/2054(b)	64,445		4,652
	8.25%, 04/01/2019		9,250		11,619		1.14%, 08/16/2042(b)	96,882		7,315
							1.15%, 06/16/2045(b)	87,867		6,830
					$16,142		1.22%, 02/16/2046(b)	88,390		7,196
	Mining - 0.79%						1.27%, 10/16/2051(b)	4,633		397
	Glencore Finance Canada Ltd						1.41%, 12/16/2036(b)	77,622		6,319
	2.70%, 10/25/2017(a),(b)		12,750		13,057		1.67%, 01/16/2040(b)	37,927		2,536
	Teck Resources Ltd						4.50%, 08/20/2032	184		192
	5.38%, 10/01/2015		3,750		3,941		JP Morgan Mortgage Trust 2004-S1
					$16,998		5.00%, 09/25/2034	2,634		2,744
	Mortgage Backed Securities - 10.88%						JP Morgan Resecuritization Trust Series 2010-
	Alternative Loan Trust 2004-J8						4
							2.38%, 10/26/2036(a),(b)	1,881		1,885
	6.00%, 02/25/2017		428		431
	Banc of America Alternative Loan Trust 2003-						MASTR Alternative Loan Trust 2003-9
	10						6.50%, 01/25/2019	691		707
	5.00%, 12/25/2018		773		791		MASTR Asset Securitization Trust
	Banc of America Funding 2004-1 Trust						5.25%, 12/25/2033	247		247
	5.25%, 02/25/2019		1,237		1,283		MASTR Asset Securitization Trust 2004-11
	Banc of America Funding 2004-3 Trust						5.00%, 12/25/2019	175		180
	4.75%, 09/25/2019		826		844		MASTR Asset Securitization Trust 2004-9
							5.00%, 09/25/2019	942		959

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2014 (unaudited)

	Principal							Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)		Amount (000's)	Value	(000	's)

Mortgage Backed Securities (continued)						Other Asset Backed Securities (continued)
PHH Mortgage Trust Series 2008-CIM1						CNH Equipment Trust 2012-D
5.22%, 06/25/2038	$8,130		$8,281			0.45%, 04/15/2016		$562		$562
Prime Mortgage Trust 2005-2						Countrywide Asset-Backed Certificates
5.25%, 07/25/2020(b)	1,290		1,314			0.60%, 08/25/2035(b)		3,125		3,108
Provident Funding Mortgage Loan Trust 2005-						0.65%, 12/25/2035(b)		985		981
1						0.66%, 11/25/2035(b)		2,989		2,975
0.44%, 05/25/2035(b)	6,478		6,244			Credit-Based Asset Servicing and
RALI Series 2003-QS23 Trust						Securitization LLC
5.00%, 12/26/2018	2,423		2,462			4.30%, 08/25/2035(b)		1,024		1,036
RALI Series 2004-QS3 Trust						4.82%, 07/25/2035(b)		6,351		6,494
5.00%, 03/25/2019	1,195		1,235			Drug Royalty II LP 2
RBSSP Resecuritization Trust 2009-7						3.48%, 07/15/2023(a),(b)		13,242		13,231
0.55%, 06/26/2037(a),(b)	1,299		1,245			FFMLT Trust 2005-FF2
Sequoia Mortgage Trust 2013-4						0.82%, 03/25/2035(b)		800		799
1.55%, 04/25/2043(b)	16,101		15,000			Fieldstone Mortgage Investment Trust Series
Sequoia Mortgage Trust 2013-8						2005-1
2.25%, 06/25/2043(b)	12,214		11,568			1.23%, 03/25/2035(b)		4,488		4,383
Springleaf Mortgage Loan Trust						First Franklin Mortgage Loan Trust 2005-FF4
1.27%, 06/25/2058(a),(b)	12,720		12,675			0.59%, 05/25/2035(b)		1,028		1,023
Springleaf Mortgage Loan Trust 2012-1						JP Morgan Mortgage Acquisition Corp 2005-
2.67%, 09/25/2057(a)	2,136		2,174			OPT2
Springleaf Mortgage Loan Trust 2012-2						0.44%, 12/25/2035(b)		2,972		2,893
2.22%, 10/25/2057(a)	15,753		15,946			Mastr Specialized Loan Trust
Springleaf Mortgage Loan Trust 2012-3						1.41%, 11/25/2034(a),(b)		1,815		1,807
1.57%, 12/25/2059(a),(b)	11,939		11,931			Merrill Lynch Mortgage Investors Trust Series
2.66%, 12/25/2059(a),(b)	4,623		4,623			2005	-FM1
Springleaf Mortgage Loan Trust 2013-2						0.53%, 05/25/2036(b)		1,760		1,746
1.78%, 12/25/2065(a)	8,037		8,023			NYCTL 2014-A Trust
3.52%, 12/25/2065(a),(b)	3,500		3,573			1.03%, 11/10/2027(a),(c),(d)		8,500		8,499
WaMu Mortgage Pass-Through Certificates						OneMain Financial Issuance Trust
Series 2003-S8 Trust						2.47%, 09/18/2024(a),(d)		11,000		10,998
5.00%, 09/25/2018	247		252			OneMain Financial Issuance Trust 2014-1
			$234,801			2.43%, 06/18/2024(a),(b),(d)		14,000		14,043
						PFS Financing Corp
Oil & Gas - 3.69%						0.65%, 04/17/2017(a),(b)		8,750		8,755
BP Capital Markets PLC						0.70%, 02/15/2018(a),(b)		18,000		18,016
4.75%, 03/10/2019	19,000		21,101			0.75%, 02/15/2019(a),(b)		11,250		11,268
Chevron Corp						PFS Tax Lien Trust 2014-1
1.72%, 06/24/2018	11,700		11,763			1.44%, 05/15/2029(a),(b)		7,799		7,817
Ensco PLC						Saxon Asset Securities Trust 2005-3
3.25%, 03/15/2016	10,000		10,375			0.52%, 11/25/2035(b)		1,348		1,339
Phillips 66						Securitized Asset Backed Receivables LLC
2.95%, 05/01/2017	11,000		11,474			Trust 2005-OP2
Sinopec Group Overseas Development 2014						0.47%, 10/25/2035(b)		5,916		5,741
Ltd						Securitized Asset Backed Receivables LLC
1.75%, 04/10/2017(a)	9,500		9,503
						Trust 2006-OP1
Total Capital International SA						0.46%, 10/25/2035(b)		314		309
0.79%, 08/10/2018(b)	5,250		5,304
						Springleaf Funding Trust 2013-A
1.55%, 06/28/2017	10,000		10,087			2.58%, 09/15/2021(a),(b)		4,000		4,029
			$79,607			Wachovia Mortgage Loan Trust Series 2005-
Oil & Gas Services - 0.47%						WMC1
Weatherford International Ltd/Bermuda						0.89%, 10/25/2035(b)		1,827		1,807
5.50%, 02/15/2016	9,500		10,141							$140,746
						Pharmaceuticals - 1.44%
Other Asset Backed Securities - 6.52%						AbbVie Inc
Ameriquest Mortgage Securities Inc Asset-						1.20%, 11/06/2015		22,500		22,618
Backed Pass-Through Ctfs Ser 2004-R11						Merck & Co Inc
0.76%, 11/25/2034(b)	676		675			1.10%, 01/31/2018		8,500		8,369
Ameriquest Mortgage Securities Inc Asset-										$30,987
Backed Pass-Through Ctfs Ser 2005-R1
0.61%, 03/25/2035(b)	3,856		3,815			Pipelines - 0.68%
						DCP Midstream LLC
Ameriquest Mortgage Securities Inc Asset-						5.38%, 10/15/2015(a)		4,585		4,777
Backed Pass-Through Ctfs Ser 2005-R6
0.35%, 08/25/2035(b)	378		376			TransCanada PipeLines Ltd
						6.35%, 05/15/2067(b)		9,500		9,899
Carrington Mortgage Loan Trust Series 2005-
NC4										$14,676
0.56%, 09/25/2035(b)	1,521		1,504		REITS	- 1.60%
Citigroup Mortgage Loan Trust Inc						BioMed Realty LP
0.59%, 07/25/2035(b)	724		717			2.63%, 05/01/2019		5,500		5,493

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2014 (unaudited)

	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS - 3.10%	Amount (000's)	Value	(000	's)
					Federal Home Loan Mortgage Corporation (FHLMC) -
REITS (continued)					0.02%
BioMed Realty LP (continued)					2.24%, 11/01/2021(b)	$8		$8
3.85%, 04/15/2016	$7,000		$7,313		2.38%, 09/01/2035(b)	137		146
Health Care REIT Inc
3.63%, 03/15/2016	5,500		5,734		6.00%, 04/01/2017	26		27
					6.00%, 05/01/2017	47		49
5.88%, 05/15/2015	6,000		6,241		6.50%, 12/01/2015	2		2
Healthcare Realty Trust Inc
6.50%, 01/17/2017	4,500		5,019		7.00%, 12/01/2022	112		120
					7.50%, 12/01/2029	1		1
Nationwide Health Properties Inc					9.50%, 08/01/2016	2		2
6.00%, 05/20/2015	4,500		4,685
			$34,485					$355
					Federal National Mortgage Association (FNMA) - 0.06%
Savings & Loans - 0.00%					2.13%, 01/01/2019(b)	2		2
Washington Mutual Bank / Henderson NV					2.14%, 10/01/2035(b)	312		333
0.00%, 01/15/2013(e)	1,200		—
					2.18%, 11/01/2022(b)	2		2
					2.21%, 07/01/2034(b)	57		61
Semiconductors - 0.28%					2.23%, 08/01/2034(b)	84		89
Samsung Electronics America Inc					2.25%, 07/01/2034(b)	179		191
1.75%, 04/10/2017(a)	6,000		6,020		2.26%, 12/01/2032(b)	51		54
					2.28%, 02/01/2037(b)	167		177
					2.36%, 01/01/2035(b)	29		29
Student Loan Asset Backed Securities - 2.11%					2.37%, 01/01/2035(b)	146		156
SLC Private Student Loan Trust 2006-A					2.41%, 11/01/2032(b)	58		58
0.40%, 07/15/2036(b)	6,027		5,972
					2.42%, 02/01/2035(b)	27		28
SLC Private Student Loan Trust 2010-B					4.22%, 11/01/2035(b)	11		11
3.65%, 07/15/2042(a),(b)	4,730		4,979
					5.60%, 04/01/2019(b)	3		3
SLM Private Credit Student Loan Trust 2002-					6.00%, 07/01/2028	3		4
A
0.78%, 12/16/2030(b)	8,803		8,649		7.50%, 10/01/2029	9		10
					8.00%, 05/01/2027	2		3
SLM Private Credit Student Loan Trust 2004-					8.50%, 11/01/2017	3		4
B
0.43%, 06/15/2021(b)	2,091		2,080		10.00%, 05/01/2022	3		4
SLM Private Credit Student Loan Trust 2005-								$1,219
B					Government National Mortgage Association (GNMA) -
0.41%, 03/15/2023(b)	984		975		0.00%
SLM Private Education Loan Trust 2013-A					9.00%, 04/20/2025	2		2
0.75%, 08/15/2022(a),(b)	5,693		5,704		10.00%, 01/15/2019	32		32
SLM Private Education Loan Trust 2013-B								$34
0.80%, 07/15/2022(a),(b)	3,970		3,980		U.S. Treasury - 3.02%
1.85%, 06/17/2030(a),(b)	9,500		9,317		0.38%, 01/31/2016	35,000		35,042
SLM Private Education Loan Trust 2014-A					0.38%, 05/31/2016	15,000		14,976
0.75%, 07/15/2022(a),(b)	3,946		3,954		0.50%, 07/31/2017	15,500		15,252
			$45,610					$65,270
Telecommunications - 2.80%					TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
AT&T Inc					OBLIGATIONS			$66,878
0.61%, 02/12/2016(b)	9,000		9,024		Total Investments			$2,137,770
Cisco Systems Inc					Other Assets in Excess of Liabilities, Net - 0.93%			$19,990
1.10%, 03/03/2017	13,500		13,526		TOTAL NET ASSETS - 100.00%			$2,157,760
Verizon Communications Inc
1.98%, 09/14/2018(b)	4,500		4,731
3.65%, 09/14/2018	12,500		13,326		(a)	Security exempt from registration under Rule 144A of the Securities Act of
5.50%, 02/15/2018	4,250		4,816		1933. These securities may be resold in transactions exempt from
Vodafone Group PLC					registration, normally to qualified institutional buyers. Unless otherwise
0.61%, 02/19/2016(b)	9,000		9,022		indicated, these securities are not considered illiquid. At the end of the
1.63%, 03/20/2017	6,000		6,025		period, the value of these securities totaled $547,778 or 25.39% of net
			$60,470		assets.
					(b)	Variable Rate. Rate shown is in effect at July 31, 2014.
Transportation - 0.41%					(c)	Security purchased on a when-issued basis.
Ryder System Inc					(d)	Fair value of these investments is determined in good faith by the
2.45%, 11/15/2018	8,750		8,851		Manager under procedures established and periodically reviewed by the
					Board of Directors. At the end of the period, the fair value of these
					securities totaled $33,540 or 1.55% of net assets.
Trucking & Leasing - 0.93%					(e) Non-Income Producing Security
Penske Truck Leasing Co Lp / PTL Finance
Corp
2.50%, 03/15/2016(a)	6,000		6,154
3.13%, 05/11/2015(a)	13,750		14,012
			$20,166
TOTAL BONDS			$2,049,771

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	31 .68%
Asset Backed Securities	22 .79%
Mortgage Securities	10 .96%
Government	7.42%
Consumer, Non-cyclical	5.46%
Utilities	5.21%
Energy	4.84%
Communications	3.55%
Consumer, Cyclical	1.93%
Basic Materials	1.67%
Industrial	1.34%
Technology	1.24%
Exchange Traded Funds	0.98%
Other Assets in Excess of Liabilities, Net	0.93%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
July 31, 2014 (unaudited)

COMMON STOCKS - 98.94%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 0.75%					Commercial Services (continued)
Moog Inc (a)	57,893		$3,822		RPX Corp (a)	130,194		$2,031
					Team Health Holdings Inc (a)	81,640		4,617

Apparel - 3.20%								$37,228
G-III Apparel Group Ltd (a)	58,850		4,571		Computers - 3.74%
Iconix Brand Group Inc (a)	90,400		3,817		A10 Networks Inc (a)	97,320		1,051
Skechers U.S.A. Inc (a)	152,250		7,943		Barracuda Networks Inc (a)	93,710		2,602
			$16,331		Manhattan Associates Inc (a)	228,770		6,717
					NetScout Systems Inc (a)	179,500		7,634
Automobile Parts & Equipment - 1.69%					Nimble Storage Inc (a)	43,030		1,114
Meritor Inc (a)	202,615		2,547
Tower International Inc (a)	192,550		6,065					$19,118
			$8,612		Distribution & Wholesale - 0.19%
					Rentrak Corp (a)	19,957		991
Banks - 7.32%
BankUnited Inc	169,130		5,284
First Interstate BancSystem Inc	88,510		2,310		Diversified Financial Services - 1.47%
First Merchants Corp	27,428		547		Cowen Group Inc (a)	500,920		2,004
First of Long Island Corp/The	20,000		703		Evercore Partners Inc - Class A	11,720		639
Glacier Bancorp Inc	102,633		2,718		Investment Technology Group Inc (a)	93,900		1,717
PrivateBancorp Inc	218,610		6,296		Waddell & Reed Financial Inc	59,837		3,159
Susquehanna Bancshares Inc	409,300		4,167					$7,519
United Community Banks Inc/GA	238,730		3,951
Webster Financial Corp	203,856		5,844		Electric - 1.79%
WesBanco Inc	57,600		1,721		Avista Corp	124,504		3,864
Western Alliance Bancorp (a)	166,500		3,813		NRG Yield Inc	100,690		5,261
			$37,354					$9,125

Biotechnology - 3.23%					Electrical Components & Equipment - 1.90%
Acceleron Pharma Inc (a)	12,880		382		EnerSys	111,560		7,076
					Generac Holdings Inc (a)	60,000		2,604
Alnylam Pharmaceuticals Inc (a)	9,440		510
Ardelyx Inc (a)	38,990		564					$9,680
BIND Therapeutics Inc (a)	94,546		857		Electronics - 0.13%
Bluebird Bio Inc (a)	16,585		554		Fluidigm Corp (a)	22,657		649
Cambrex Corp (a)	45,720		963
Cubist Pharmaceuticals Inc (a)	14,430		879
Cytokinetics Inc - Warrants (a),(b),(c)	110,568		—		Energy - Alternate Sources - 1.68%
Eleven Biotherapeutics Inc (a)	31,004		340		NextEra Energy Partners LP (a)	12,417		423
Epizyme Inc (a)	23,200		727		Pattern Energy Group Inc	233,897		7,248
Exact Sciences Corp (a)	93,342		1,457		TerraForm Power Inc (a)	29,396		904
Fate Therapeutics Inc (a)	66,350		400					$8,575
Genocea Biosciences Inc (a)	38,223		665
(a)					Engineering & Construction - 2.96%
Insmed Inc	52,550		898		AECOM Technology Corp (a)	96,620		3,280
Intercept Pharmaceuticals Inc (a)	3,300		767
(a)					EMCOR Group Inc	114,380		4,682
MacroGenics Inc	36,550		742		MasTec Inc (a)	111,490		3,031
Marrone Bio Innovations Inc (a)	58,195		539		Tutor Perini Corp (a)	152,060		4,141
Medivation Inc (a)	9,890		734
NewLink Genetics Corp (a)	20,530		435					$15,134
NPS Pharmaceuticals Inc (a)	54,558		1,524		Entertainment - 0.95%
Puma Biotechnology Inc (a)	4,470		991		Marriott Vacations Worldwide Corp (a)	84,090		4,839
Seattle Genetics Inc (a)	16,200		570
Sunesis Pharmaceuticals Inc (a)	108,910		717
Versartis Inc (a)	12,291		251		Environmental Control - 0.61%
					Tetra Tech Inc	129,220		3,138
			$16,466

Building Materials - 0.82%					Gas - 0.54%
Eagle Materials Inc	22,340		2,029		Southwest Gas Corp	55,580		2,753
PGT Inc (a)	232,230		2,150
			$4,179
					Healthcare - Products - 1.72%
Chemicals - 1.03%					Amedica Corp (a)	70,050		281
Axiall Corp	35,120		1,504		DexCom Inc (a)	51,460		1,939
OM Group Inc	133,110		3,763		Insulet Corp (a)	45,300		1,601
			$5,267		K2M Group Holdings Inc (a)	118,080		2,004
					LDR Holding Corp (a)	47,000		1,077
Commercial Services - 7.29%					Ocular Therapeutix Inc (a)	45,680		587
ABM Industries Inc	149,700		3,684		OraSure Technologies Inc (a)	43,520		358
Corporate Executive Board Co	42,810		2,657		STAAR Surgical Co (a)	71,590		921
Huron Consulting Group Inc (a)	85,210		5,150
Korn/Ferry International (a)	212,360		6,248					$8,768
Live Nation Entertainment Inc (a)	218,400		5,069		Healthcare - Services - 3.71%
On Assignment Inc (a)	91,190		2,463		Acadia Healthcare Co Inc (a)	42,230		2,012
PAREXEL International Corp (a)	99,130		5,309		Centene Corp (a)	59,050		4,257

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Services (continued)					Pharmaceuticals (continued)
Envision Healthcare Holdings Inc (a)	124,190		$4,440		Keryx Biopharmaceuticals Inc (a)	72,110		$1,085
HealthSouth Corp	132,400		5,075		Nektar Therapeutics (a)	87,990		928
Kindred Healthcare Inc	133,140		3,182		Orexigen Therapeutics Inc (a)	155,200		775
			$18,966		Prestige Brands Holdings Inc (a)	150,050		4,622
					Revance Therapeutics Inc (a)	20,636		633
Home Builders - 0.87%					SCYNEXIS Inc (a)	64,600		450
Installed Building Products Inc (a)	179,571		1,990
					Vanda Pharmaceuticals Inc (a)	60,245		886
KB Home	149,130		2,431		Zafgen Inc (a)	30,590		535
			$4,421					$13,704

Insurance - 4.67%					Publicly Traded Investment Fund - 0.19%
American Equity Investment Life Holding Co	148,181		3,281		THL Credit Inc	73,540		972
CNO Financial Group Inc	390,690		6,321
Hanover Insurance Group Inc/The	77,835		4,500
Horace Mann Educators Corp	129,950		3,723		REITS - 8.09%
StanCorp Financial Group Inc	46,500		2,806		Brandywine Realty Trust	399,590		6,214
Validus Holdings Ltd	87,671		3,202		Colony Financial Inc	201,500		4,463
			$23,833		CubeSmart	114,600		2,087
					Education Realty Trust Inc	163,745		1,729
Internet - 1.82%					EPR Properties	61,430		3,311
CDW Corp/DE	219,387		6,777		First Industrial Realty Trust Inc	310,980		5,613
Intralinks Holdings Inc (a)	174,250		1,398
Rubicon Project Inc/The (a)	80,022		953		RLJ Lodging Trust	202,440		5,677
					Starwood Waypoint Residential Trust	176,300		4,635
Zendesk Inc (a)	10,294		179		Strategic Hotels & Resorts Inc (a)	181,892		2,075
			$9,307		Sunstone Hotel Investors Inc	388,950		5,519
Investment Companies - 0.19%								$41,323
Medley Capital Corp	77,540		975		Retail - 8.19%
					Brown Shoe Co Inc	255,090		7,191
Leisure Products & Services - 0.91%					Conn's Inc (a)	95,812		3,832
Sabre Corp	246,000		4,669		Kirkland's Inc (a)	100,155		1,884
					Office Depot Inc (a)	1,377,470		6,901
					Penske Automotive Group Inc	106,359		4,940
Media - 0.63%					Red Robin Gourmet Burgers Inc (a)	60,030		3,864
Cumulus Media Inc (a)	616,295		3,192		Rite Aid Corp (a)	1,228,280		8,217
					Wendy's Co/The	612,090		4,989
Metal Fabrication & Hardware - 1.32%								$41,818
Worthington Industries Inc	176,240		6,741		Savings & Loans - 0.86%
					Oritani Financial Corp	121,115		1,792
Mining - 0.91%					Provident Financial Services Inc	155,400		2,597
US Silica Holdings Inc	82,357		4,630					$4,389

					Semiconductors - 1.19%
Miscellaneous Manufacturing - 1.16%					Entegris Inc (a)	526,970		6,055
AO Smith Corp	126,630		5,914

					Software - 6.56%
Office Furnishings - 0.48%					2U Inc (a)	148,680		2,091
Steelcase Inc	162,180		2,449		Acxiom Corp (a)	222,040		4,068
					Advent Software Inc	142,800		4,635
					Amber Road Inc (a)	119,134		1,632
Oil & Gas - 3.78%					Aspen Technology Inc (a)	197,880		8,596
Carrizo Oil & Gas Inc (a)	96,190		5,907
					Blackbaud Inc	81,860		3,005
Energy XXI Bermuda Ltd	165,950		3,312		Mavenir Systems Inc (a)	126,650		1,430
Halcon Resources Corp (a)	313,290		1,864
					MedAssets Inc (a)	73,650		1,564
Kodiak Oil & Gas Corp (a)	303,740		4,720
					MobileIron Inc (a)	97,477		877
RSP Permian Inc (a)	118,120		3,491
					SYNNEX Corp (a)	86,400		5,573
			$19,294					$33,471
Oil & Gas Services - 2.41%
Basic Energy Services Inc (a)	112,640		2,702		Telecommunications - 4.57%
					Aerohive Networks Inc (a)	134,720		1,132
Flotek Industries Inc (a)	118,085		3,407
					ARRIS Group Inc (a)	274,521		9,380
Gulfmark Offshore Inc	80,690		3,088		Plantronics Inc	102,140		4,797
RPC Inc	137,920		3,103		RF Micro Devices Inc (a)	720,840		8,045
			$12,300					$23,354
Pharmaceuticals - 2.68%
Achaogen Inc (a)	48,100		520		Transportation - 0.74%
Aratana Therapeutics Inc (a)	80,058		923		ArcBest Corp	44,100		1,400
					Navigator Holdings Ltd (a)	85,970		2,394
Array BioPharma Inc (a)	188,870		756
Cerulean Pharma Inc (a)	94,800		382					$3,794
Clovis Oncology Inc (a)	16,250		592		TOTAL COMMON STOCKS			$505,119
Concert Pharmaceuticals Inc (a)	75,400		617

See accompanying notes

		Schedule of Investments
SmallCap Blend Fund
July 31, 2014 (unaudited)

INVESTMENT COMPANIES - 1.36%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 1.36%
Goldman Sachs Financial Square Funds -	6,945,016	$6,945
Government Fund

TOTAL INVESTMENT COMPANIES		$6,945
Total Investments		$512,064
Liabilities in Excess of Other Assets, Net - (0.30)%		$(1,529)
TOTAL NET ASSETS - 100.00%		$510,535

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		22 .79%
Consumer, Non-cyclical		18 .63%
Consumer, Cyclical		16 .48%
Technology		11 .49%
Industrial		10 .39%
Energy		7.87%
Communications		7.02%
Utilities		2.33%
Basic Materials		1.94%
Exchange Traded Funds		1.36%
Liabilities in Excess of Other Assets, Net		(0.30)%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; September 2014	Long	10	$1,179		$1,117	$(62)
Total						$(62)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2014 (unaudited)

COMMON STOCKS - 93.98%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.06%				Banks (continued)
Criteo SA ADR(a)	30,500	$908		First Internet Bancorp	15,378	$271
Marchex Inc	9,986	110		First NBC Bank Holding Co (a)	79,600	2,530
		$1,018		Home BancShares Inc/AR	8,666	261
				Iberiabank Corp	116,567	7,648
Aerospace & Defense - 0.97%				Independent Bank Group Inc	1,189	57
Astronics Corp (a)	46,283	2,685
				Opus Bank (a)	189,583	5,631
Curtiss-Wright Corp	38,460	2,442		PacWest Bancorp	38,560	1,607
Ducommun Inc (a)	1,274	35
GenCorp Inc (a),(b)	10,196	181		PrivateBancorp Inc	125,200	3,606
				Prosperity Bancshares Inc	215,651	12,536
HEICO Corp	221,139	10,871		Signature Bank/New York NY (a)	102,459	11,720
Kaman Corp	4,289	172		Square 1 Financial Inc (a)	73,776	1,406
Moog Inc (a)	1,328	88
				SVB Financial Group (a)	88,195	9,615
Orbital Sciences Corp (a)	47,300	1,214
				Talmer Bancorp Inc (a)	64,156	859
Teledyne Technologies Inc (a)	1,682	153
				Texas Capital Bancshares Inc (a)	3,019	157
		$17,841		ViewPoint Financial Group Inc	1,318	33
Agriculture - 0.03%				Western Alliance Bancorp (a)	8,003	183
Alico Inc	811	30				$87,510
Andersons Inc/The	5,011	271		Beverages - 0.03%
Vector Group Ltd (b)	9,091	186
				Boston Beer Co Inc/The (a)	1,599	352
		$487		Coca-Cola Bottling Co Consolidated	1,296	90
Airlines - 0.50%				Craft Brew Alliance Inc (a)	2,734	31
Allegiant Travel Co	2,596	306		Farmer Bros Co (a)	1,882	39
Hawaiian Holdings Inc (a)	115,120	1,604		National Beverage Corp (a)	3,616	62
JetBlue Airways Corp (a)	10,659	114				$574
Spirit Airlines Inc (a)	108,447	7,094
				Biotechnology - 4.76%
		$9,118		Acceleron Pharma Inc (a),(b)	5,002	148
Apparel - 0.64%				Acorda Therapeutics Inc (a)	7,933	232
Columbia Sportswear Co	1,830	137		Aegerion Pharmaceuticals Inc (a),(b)	5,678	191
Deckers Outdoor Corp (a)	45,800	4,054		Alder Biopharmaceuticals Inc (a),(b)	2,438	41
G-III Apparel Group Ltd (a)	44,733	3,474		Alnylam Pharmaceuticals Inc (a)	79,242	4,283
Iconix Brand Group Inc (a)	3,115	132		ANI Pharmaceuticals Inc (a)	23,545	604
Oxford Industries Inc	2,871	171		Arena Pharmaceuticals Inc (a),(b)	42,494	197
RG Barry Corp	227	4		ARIAD Pharmaceuticals Inc (a),(b)	31,889	184
Sequential Brands Group Inc (a),(b)	4,049	49		BioCryst Pharmaceuticals Inc (a),(b)	10,764	135
Skechers U.S.A. Inc (a)	33,119	1,727		BioTime Inc (a),(b)	16,207	41
Steven Madden Ltd (a)	11,713	373		Bluebird Bio Inc (a)	3,253	109
Vince Holding Corp (a)	34,588	1,169		Cambrex Corp (a)	115,062	2,424
Wolverine World Wide Inc	19,533	474		Celldex Therapeutics Inc (a),(b)	13,820	181
				Charles River Laboratories International Inc (a)	169,553	9,191
		$11,764		CTI BioPharma Corp (a),(b)	41,374	107
Automobile Manufacturers - 0.01%				Cubist Pharmaceuticals Inc (a)	117,380	7,148
Wabash National Corp (a)	13,603	185		Dendreon Corp (a),(b)	50,176	104
				Emergent Biosolutions Inc (a)	1,522	34
				Endocyte Inc (a),(b)	9,705	64
Automobile Parts & Equipment - 0.32%				Enzo Biochem Inc (a)	10,417	50
(a) American Axle & Manufacturing Holdings Inc	13,376	246		Epizyme Inc (a),(b)	62,434	1,955
Commercial Vehicle Group Inc (a)	8,045	74		Exact Sciences Corp (a),(b)	14,336	224
Cooper Tire & Rubber Co	2,385	69		Exelixis Inc (a),(b)	37,978	153
Dana Holding Corp	15,434	345		Five Prime Therapeutics Inc (a)	5,255	63
Dorman Products Inc (a)	5,337	232		Halozyme Therapeutics Inc (a)	18,860	184
Douglas Dynamics Inc	6,495	108		Idenix Pharmaceuticals Inc (a)	17,097	418
Gentherm Inc (a)	6,850	287		ImmunoGen Inc (a),(b)	16,623	179
Meritor Inc (a)	10,178	128		Incyte Corp (a)	85,236	4,055
Modine Manufacturing Co (a)	4,202	58		Inovio Pharmaceuticals Inc (a)	16,303	165
Standard Motor Products Inc	3,596	130		Insmed Inc (a)	6,703	115
Strattec Security Corp	831	52		Intercept Pharmaceuticals Inc (a)	3,629	843
Tenneco Inc (a)	61,577	3,922		InterMune Inc (a)	73,767	3,237
Tower International Inc (a)	4,072	128		Intrexon Corp (a),(b)	60,173	1,329
				Isis Pharmaceuticals Inc (a)	167,173	5,181
		$5,779		Karyopharm Therapeutics Inc (a),(b)	78,816	2,734
Banks - 4.77%				KYTHERA Biopharmaceuticals Inc (a),(b)	82,530	2,771
Bank of the Ozarks Inc	163,180	5,021		Ligand Pharmaceuticals Inc (a)	4,009	197
Cass Information Systems Inc	3,281	148		MacroGenics Inc (a)	55,365	1,124
City National Corp/CA	223,928	16,851		Medicines Co/The (a)	12,366	289
CoBiz Financial Inc	160,817	1,820		Medivation Inc (a)	35,772	2,655
ConnectOne Bancorp Inc	208,144	3,954		Merrimack Pharmaceuticals Inc (a),(b)	28,966	171
Customers Bancorp Inc (a)	65,849	1,249		Momenta Pharmaceuticals Inc (a)	14,644	156
Eagle Bancorp Inc (a)	5,115	170		Neuralstem Inc (a),(b)	21,450	61
First Financial Bankshares Inc	6,013	177		Novavax Inc (a),(b)	40,487	175

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Biotechnology (continued)					Commercial Services (continued)
NPS Pharmaceuticals Inc (a)	327,632		$9,154		Arrowhead Research Corp (a)	16,189		$205
OncoMed Pharmaceuticals Inc (a),(b)	3,842		83		Ascent Capital Group Inc (a)	142,717		8,846
Oncothyreon Inc (a)	22,140		60		Barrett Business Services Inc	2,243		128
OvaScience Inc (a)	42,350		415		Bright Horizons Family Solutions Inc (a)	397,140		16,509
Pacific Biosciences of California Inc (a)	17,490		80		Capella Education Co	191,209		12,230
PDL BioPharma Inc (b)	31,357		294		Cardtronics Inc (a)	8,767		338
Prothena Corp PLC (a)	1,749		30		Chemed Corp (b)	3,448		351
PTC Therapeutics Inc (a),(b)	6,044		160		CoreLogic Inc/United States (a)	488,263		13,281
Puma Biotechnology Inc (a)	46,503		10,311		Corporate Executive Board Co	159,784		9,917
Repligen Corp (a)	6,207		130		CorVel Corp (a)	3,635		146
Sangamo BioSciences Inc (a)	13,040		155		CoStar Group Inc (a)	118,840		17,081
Seattle Genetics Inc (a)	116,193		4,090		Cvent Inc (a),(b)	38,244		1,044
Sequenom Inc (a),(b)	36,330		136		Deluxe Corp	5,089		280
Spectrum Pharmaceuticals Inc (a)	4,758		34		Electro Rent Corp	359		6
Stemline Therapeutics Inc (a)	3,603		46		Euronet Worldwide Inc (a)	9,743		488
Synageva BioPharma Corp (a),(b)	64,608		4,420		EVERTEC Inc	12,708		284
Theravance Biopharma Inc (a)	3,791		106		ExamWorks Group Inc (a)	6,281		222
Theravance Inc (b)	13,269		288		ExlService Holdings Inc (a)	4,213		118
Ultragenyx Pharmaceutical Inc (a),(b)	70,125		3,065		Forrester Research Inc	3,319		128
Verastem Inc (a)	11,616		86		Franklin Covey Co (a)	1,978		37
XOMA Corp (a)	21,514		83		Genpact Ltd (a)	592,774		10,433
ZIOPHARM Oncology Inc (a),(b)	25,625		80		Global Payments Inc	102,435		7,096
			$87,208		Grand Canyon Education Inc (a)	9,212		396
					H&E Equipment Services Inc	74,782		2,706
Building Materials - 0.66%					Healthcare Services Group Inc	17,540		459
AAON Inc	8,370		164		Heartland Payment Systems Inc	7,098		337
Apogee Enterprises Inc	83,015		2,694		Hill International Inc (a)	5,831		28
Boise Cascade Co (a)	6,726		189
					HMS Holdings Corp (a)	17,148		316
Comfort Systems USA Inc	3,057		46		Huron Consulting Group Inc (a)	26,575		1,606
Continental Building Products Inc (a)	2,812		37
					Information Services Group Inc (a)	9,954		44
Drew Industries Inc	4,461		201		Insperity Inc	3,863		123
Eagle Materials Inc	39,451		3,583		K12 Inc (a)	5,339		124
Griffon Corp	2,563		28		Kforce Inc	126,936		2,525
Headwaters Inc (a)	94,190		1,007
					Korn/Ferry International (a)	49,716		1,463
Lennox International Inc	9,300		793		Landauer Inc	3,035		131
Martin Marietta Materials Inc	3,774		469		Liberty Tax Inc (a)	1,329		47
Nortek Inc (a)	1,548		124
					LifeLock Inc (a)	15,896		221
Patrick Industries Inc (a)	2,124		88
PGT Inc (a)	14,401		133		MAXIMUS Inc	301,456		12,468
					Medifast Inc (a)	4,177		120
Simpson Manufacturing Co Inc	1,057		32		Monro Muffler Brake Inc	6,087		309
Trex Co Inc (a)	90,609		2,551
					Multi-Color Corp	2,371		93
			$12,139		National Research Corp (a)	2,654		35
Chemicals - 1.66%					On Assignment Inc (a)	10,723		290
A Schulman Inc	2,077		83		PAREXEL International Corp (a)	170,035		9,107
Balchem Corp	5,843		292		Providence Service Corp/The (a)	3,379		134
Chemtura Corp (a)	16,399		382		RPX Corp (a)	1,436		22
Ferro Corp (a)	14,263		179		Sage Therapeutics Inc (a)	47,474		1,340
Hawkins Inc	504		17		Sotheby's	10,401		412
HB Fuller Co	9,772		436		SP Plus Corp (a)	4,387		86
Innophos Holdings Inc	2,173		131		Strayer Education Inc (a)	3,446		179
Innospec Inc	1,543		62		Team Health Holdings Inc (a)	249,718		14,121
Minerals Technologies Inc	2,915		169		Team Inc (a)	124,654		4,938
Oil-Dri Corp of America	384		11		TeleTech Holdings Inc (a)	2,748		76
OMNOVA Solutions Inc (a)	14,986		121		TrueBlue Inc (a)	439,199		11,854
PolyOne Corp	477,166		18,108		United Rentals Inc (a)	135,886		14,390
Quaker Chemical Corp	1,836		130		Vistaprint NV (a)	6,380		314
Rockwood Holdings Inc	126,044		9,950		Weight Watchers International Inc (b)	7,756		168
Sensient Technologies Corp	874		46		WEX Inc (a)	7,583		818
Stepan Co	2,684		129		WuXi PharmaTech Cayman Inc ADR(a)	64,648		1,992
Taminco Corp (a)	7,230		151		Xoom Corp (a)	157,435		3,410
Zep Inc	2,724		43					$194,683
			$30,440		Computers - 2.18%
Coal - 0.01%					A10 Networks Inc (a),(b)	309,822		3,346
SunCoke Energy Inc (a)	9,689		221		Barracuda Networks Inc (a),(b)	2,411		67
					Carbonite Inc (a)	5,383		52
					Cray Inc (a),(b)	7,010		186
Commercial Services - 10.62%					Digimarc Corp	1,985		50
Advisory Board Co/The (a)	160,875		8,066		Electronics For Imaging Inc (a)	73,718		3,249
American Public Education Inc (a)	5,017		179		EPAM Systems Inc (a)	73,170		2,829
ARC Document Solutions Inc (a)	12,497		68		FleetMatics Group PLC (a)	7,224		228

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Diversified Financial Services (continued)
Icad Inc (a)	40,650		$371		WageWorks Inc (a)	99,727		$4,163
iGate Corp (a)	6,806		243		Westwood Holdings Group Inc	2,220		119
j2 Global Inc	8,976		439		WisdomTree Investments Inc (a)	17,282		177
KEYW Holding Corp/The (a),(b)	292,038		3,826		World Acceptance Corp (a),(b)	1,818		147
Luxoft Holding Inc (a)	2,390		76					$23,478
Manhattan Associates Inc (a)	15,216		447
MTS Systems Corp	3,150		208		Electric - 0.01%
					EnerNOC Inc (a)	2,893		52
NetScout Systems Inc (a)	7,074		301
Qualys Inc (a)	6,130		146		Ormat Technologies Inc	2,060		53
Quantum Corp (a)	27,215		34					$105
RealD Inc (a)	12,560		133		Electrical Components & Equipment - 0.36%
Riverbed Technology Inc (a)	80,208		1,436		Acuity Brands Inc	15,800		1,695
Science Applications International Corp	8,106		339		Advanced Energy Industries Inc (a)	7,336		123
Spansion Inc (a)	348,777		6,616		Belden Inc	30,321		2,059
Super Micro Computer Inc (a)	6,903		181		Encore Wire Corp	3,132		131
Sykes Enterprises Inc (a)	1,068		22		EnerSys	2,214		140
Synaptics Inc (a)	118,065		8,527		Generac Holdings Inc (a)	13,570		589
Syntel Inc (a)	3,016		261		Littelfuse Inc	3,978		346
Transact Technologies Inc	41,863		378		SunPower Corp (a),(b)	36,697		1,348
Unisys Corp (a)	5,960		127		Universal Display Corp (a),(b)	8,016		246
Varonis Systems Inc (a)	1,524		32
VeriFone Systems Inc (a)	169,010		5,663					$6,677
Virtusa Corp (a)	5,014		157		Electronics - 1.17%
Vocera Communications Inc (a)	5,696		72		American Science & Engineering Inc	412		26
			$40,042		Applied Optoelectronics Inc (a)	83,170		1,497
					Badger Meter Inc	2,862		143
Consumer Products - 0.03%					Coherent Inc (a)	546		32
Helen of Troy Ltd (a)	3,368		181		FARO Technologies Inc (a)	73,124		3,702
Tumi Holdings Inc (a)	9,324		196		FEI Co	19,420		1,487
WD-40 Co	3,014		201		Fluidigm Corp (a)	4,969		142
			$578		InvenSense Inc (a),(b)	187,062		4,304
					Measurement Specialties Inc (a)	3,184		274
Cosmetics & Personal Care - 0.00%
Revlon Inc (a)	1,189		36		Mesa Laboratories Inc	842		65
					Methode Electronics Inc	94,952		3,037
					Newport Corp (a)	10,799		187
Distribution & Wholesale - 1.62%					NVE Corp (a)	621		41
Beacon Roofing Supply Inc (a)	3,254		90		OSI Systems Inc (a)	1,371		91
Core-Mark Holding Co Inc	994		47		Plexus Corp (a)	3,568		140
HD Supply Holdings Inc (a)	31,600		803		Rogers Corp (a)	1,554		89
LKQ Corp (a)	334,345		8,745		Sparton Corp (a)	3,079		85
MWI Veterinary Supply Inc (a)	44,348		6,264		Taser International Inc (a)	93,555		1,128
Pool Corp	205,890		11,275		Viasystems Group Inc (a)	86		1
Watsco Inc	5,103		457		Watts Water Technologies Inc	680		40
WESCO International Inc (a)	26,970		2,117		Woodward Inc	97,689		4,881
			$29,798					$21,392

Diversified Financial Services - 1.28%					Energy - Alternate Sources - 0.04%
Altisource Asset Management Corp (a)	196		120		Enphase Energy Inc (a)	5,572		57
Altisource Portfolio Solutions SA (a)	3,079		334		FutureFuel Corp	1,666		26
Artisan Partners Asset Management Inc	50,780		2,646		Green Plains Inc	6,407		240
BGC Partners Inc	14,519		114		Pattern Energy Group Inc	6,728		209
Blackhawk Network Holdings Inc (a),(b)	9,983		283		REX American Resources Corp (a)	1,529		129
Cohen & Steers Inc (b)	3,234		134		Solazyme Inc (a),(b)	12,968		126
Credit Acceptance Corp (a)	1,572		179					$787
Diamond Hill Investment Group Inc	900		115
Ellie Mae Inc (a)	4,802		138		Engineering & Construction - 0.77%
Encore Capital Group Inc (a)	2,993		127		AECOM Technology Corp (a)	33,500		1,137
					Aegion Corp (a)	1,459		33
Evercore Partners Inc - Class A	52,852		2,883
Financial Engines Inc	8,782		342		Argan Inc	1,496		51
					Dycom Industries Inc (a)	349,695		9,834
GAMCO Investors Inc	2,003		154
Greenhill & Co Inc	27,346		1,252		Exponent Inc	2,619		186
Higher One Holdings Inc (a)	10,010		42		MasTec Inc (a)	11,806		321
INTL. FCStone Inc (a)	1,411		28		Mistras Group Inc (a)	4,978		105
					Sterling Construction Co Inc (a)	427		4
MarketAxess Holdings Inc	6,497		365		Tutor Perini Corp (a)	88,890		2,420
Moelis & Co	18,201		620
Outerwall Inc (a),(b)	3,969		218					$14,091
Portfolio Recovery Associates Inc (a)	10,839		639
					Entertainment - 0.77%
Pzena Investment Management Inc	3,618		38		Carmike Cinemas Inc (a)	24,086		757
RCS Capital Corp	1,259		26		Churchill Downs Inc	1,729		150
Stifel Financial Corp (a)	171,159		7,837		Eros International PLC (a)	2,155		32
Virtus Investment Partners Inc	1,161		238		Multimedia Games Holding Co Inc (a)	114,325		2,757

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Entertainment (continued)					Healthcare - Products (continued)
National CineMedia Inc	549,811		$8,830		Haemonetics Corp (a)	1,362		$48
Pinnacle Entertainment Inc (a)	10,161		221		HeartWare International Inc (a)	96,091		8,092
Scientific Games Corp (a)	102,490		875		Henry Schein Inc (a)	84,318		9,802
Vail Resorts Inc	7,146		540		IDEXX Laboratories Inc (a)	63,798		7,942
			$14,162		Inogen Inc (a)	37,458		749
					Insulet Corp (a)	188,390		6,657
Environmental Control - 0.99%					Integra LifeSciences Holdings Corp (a)	3,107		147
Calgon Carbon Corp (a)	10,841		230
					K2M Group Holdings Inc (a)	296,306		5,028
Casella Waste Systems Inc (a)	10,490		49
					LDR Holding Corp (a),(b)	247,190		5,664
Darling Ingredients Inc (a)	5,535		104
					Luminex Corp (a)	7,299		133
MSA Safety Inc	4,867		252		Masimo Corp (a)	9,527		229
Tetra Tech Inc	1,596		39		Merge Healthcare Inc (a)	20,795		51
US Ecology Inc	4,249		192		Meridian Bioscience Inc	8,107		160
Waste Connections Inc	366,519		17,351		MiMedx Group Inc (a),(b)	28,956		200
			$18,217		NanoString Technologies Inc (a)	74,415		897
Food - 1.08%					Natus Medical Inc (a)	5,680		163
B&G Foods Inc	10,299		289		Navidea Biopharmaceuticals Inc (a)	32,513		43
Boulder Brands Inc (a)	9,688		110		NuVasive Inc (a)	7,537		282
Calavo Growers Inc	3,912		135		NxStage Medical Inc (a)	11,881		159
Cal-Maine Foods Inc	2,978		212		OraSure Technologies Inc (a)	116,100		955
Chefs' Warehouse Inc/The (a)	265,601		4,667		Quidel Corp (a)	8,981		214
Diamond Foods Inc (a)	52,000		1,397		Sirona Dental Systems Inc (a)	96,059		7,704
Fresh Market Inc/The (a),(b)	8,218		246		Spectranetics Corp/The (a)	7,891		202
J&J Snack Foods Corp	2,913		262		STAAR Surgical Co (a)	10,967		141
Lancaster Colony Corp	2,229		195		STERIS Corp	11,525		586
Nutrisystem Inc	9,154		147		SurModics Inc (a)	691		13
Sanderson Farms Inc	3,799		346		Tandem Diabetes Care Inc (a)	192,058		2,399
Seaboard Corp (a)	8		23		Thoratec Corp (a)	31,954		1,038
Sprouts Farmers Market Inc (a),(b)	249,941		7,626		TriVascular Technologies Inc (a),(b)	2,264		31
Tootsie Roll Industries Inc (b)	6,018		158		Utah Medical Products Inc	1,052		55
TreeHouse Foods Inc (a)	3,661		269		Vascular Solutions Inc (a)	5,257		130
United Natural Foods Inc (a)	9,987		585		Volcano Corp (a)	235,115		3,882
WhiteWave Foods Co/The (a)	106,168		3,163		West Pharmaceutical Services Inc	13,526		551
					Wright Medical Group Inc (a)	4,533		140
			$19,830		Zeltiq Aesthetics Inc (a),(b)	8,839		179
Forest Products & Paper - 0.07%								$86,624
Clearwater Paper Corp (a)	4,086		276
Deltic Timber Corp	1,914		117		Healthcare - Services - 3.07%
KapStone Paper and Packaging Corp (a)	16,905		503		Acadia Healthcare Co Inc (a)	378,674		18,048
Neenah Paper Inc	2,593		129		Addus HomeCare Corp (a)	189		4
Orchids Paper Products Co	1,664		44		Air Methods Corp (a)	7,603		382
PH Glatfelter Co	4,899		117		Alliance HealthCare Services Inc (a)	625		18
Schweitzer-Mauduit International Inc	1,408		57		Amsurg Corp (a)	2,108		101
					Bio-Reference Laboratories Inc (a)	4,782		150
			$1,243		Brookdale Senior Living Inc (a)	6,141		213
Hand & Machine Tools - 0.55%					Capital Senior Living Corp (a)	5,644		139
Franklin Electric Co Inc	8,932		327		Covance Inc (a)	136,383		11,445
Lincoln Electric Holdings Inc	147,949		9,830		Ensign Group Inc/The	5,640		186
			$10,157		Gentiva Health Services Inc (a)	9,968		180
Healthcare - Products - 4.72%					HealthSouth Corp	12,971		497
					Healthways Inc (a)	4,989		86
Abaxis Inc	4,322		205		ICON PLC (a)	134,598		6,972
ABIOMED Inc (a),(b)	7,572		194
					IPC The Hospitalist Co Inc (a)	3,277		161
Accelerate Diagnostics Inc (a),(b)	7,093		129
					LifePoint Hospitals Inc (a)	50,300		3,608
Accuray Inc (a),(b)	14,871		117
					Mednax Inc (a)	101,312		5,996
Affymetrix Inc (a),(b)	5,530		48
					Molina Healthcare Inc (a)	5,542		226
Align Technology Inc (a)	115,290		6,250
					NeoStem Inc (a),(b)	3,275		20
AtriCure Inc (a)	41,118		677
					Premier Inc (a)	210,411		5,955
Atrion Corp	497		140		RadNet Inc (a)	9,399		48
BioTelemetry Inc (a)	4,763		34
Cantel Medical Corp	6,410		215		Select Medical Holdings Corp	14,288		222
					Skilled Healthcare Group Inc (a)	5,862		35
Cardiovascular Systems Inc (a)	157,139		4,243
					Surgical Care Affiliates Inc (a)	3,619		106
Cepheid (a)	63,070		2,374
					Tenet Healthcare Corp (a)	22,900		1,209
Cerus Corp (a),(b)	22,230		78
Chindex International Inc (a)	3,775		88		US Physical Therapy Inc	3,846		134
					WellCare Health Plans Inc (a)	1,013		63
Cyberonics Inc (a)	5,404		321
Cynosure Inc (a)	33,174		755					$56,204
DexCom Inc (a)	14,493		546		Holding Companies - Diversified - 0.06%
Endologix Inc (a)	362,568		5,131		Harbinger Group Inc (a)	10,746		126
Genomic Health Inc (a),(b)	5,073		129		Horizon Pharma Inc (a),(b)	114,115		970
Globus Medical Inc (a)	12,725		284					$1,096

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Home Builders - 0.03%					Internet (continued)
Cavco Industries Inc (a)	1,997		$143		Shutterstock Inc (a),(b)	94,955		$7,401
KB Home	10,550		172		SPS Commerce Inc (a)	3,131		167
LGI Homes Inc (a)	1,723		31		Stamps.com Inc (a)	4,370		138
Winnebago Industries Inc (a)	5,464		128		Trulia Inc (a),(b)	5,855		354
			$474		VASCO Data Security International Inc (a)	8,953		121
					VirnetX Holding Corp (a),(b)	7,259		101
Home Furnishings - 0.88%					Web.com Group Inc (a)	9,997		265
American Woodmark Corp (a)	3,360		99
					WebMD Health Corp (a),(b)	7,480		373
Daktronics Inc	8,094		90		XO Group Inc (a)	8,185		91
DTS Inc/CA (a)	1,440		26
					Yelp Inc (a)	125,606		8,436
Harman International Industries Inc	83,997		9,117		Zillow Inc (a),(b)	52,360		7,515
iRobot Corp (a),(b)	5,502		178
					Zix Corp (a)	19,714		68
La-Z-Boy Inc	8,816		185		zulily Inc (a),(b)	163,350		5,655
Select Comfort Corp (a)	10,728		217
Tempur Sealy International Inc (a)	108,370		5,929					$96,226
TiVo Inc (a)	11,504		155		Iron & Steel - 0.00%
Universal Electronics Inc (a)	3,146		150		Shiloh Industries Inc (a)	2,388		41
			$16,146

Housewares - 0.01%					Leisure Products & Services - 0.25%
Libbey Inc (a)	6,690		174		Black Diamond Inc (a)	109,235		959
					Brunswick Corp/DE	48,748		1,966
					ClubCorp Holdings Inc	6,660		113
Insurance - 0.25%					Diamond Resorts International Inc (a)	6,038		151
AmTrust Financial Services Inc (b)	82,868		3,533
					Fox Factory Holding Corp (a)	3,406		51
Atlas Financial Holdings Inc (a)	3,276		47
					Interval Leisure Group Inc	6,047		128
Crawford & Co	3,090		28		Life Time Fitness Inc (a)	696		27
Employers Holdings Inc	6,897		147		Malibu Boats Inc (a)	55,907		1,076
Essent Group Ltd (a)	7,110		129
					Nautilus Inc (a)	5,805		58
Federated National Holding Co	3,128		63					$4,529
HCI Group Inc	1,895		76
Heritage Insurance Holdings Inc (a)	2,103		30		Lodging - 0.01%
Infinity Property & Casualty Corp	1,275		83		Boyd Gaming Corp (a)	10,589		116
Maiden Holdings Ltd	2,072		24
MGIC Investment Corp (a)	24,038		178
Radian Group Inc	11,674		148		Machinery - Construction & Mining - 0.01%
United Insurance Holdings Corp	4,629		67		Hyster-Yale Materials Handling Inc	2,092		168
Universal Insurance Holdings Inc	8,966		108
			$4,661		Machinery - Diversified - 2.95%
					Adept Technology Inc (a)	51,110		465
Internet - 5.25%					Altra Industrial Motion Corp	5,367		168
Bankrate Inc (a)	1,969		33
Blue Nile Inc (a)	3,950		102		Applied Industrial Technologies Inc	2,994		145
					Chart Industries Inc (a)	110,419		8,397
Borderfree Inc (a),(b)	1,663		22
					Cognex Corp (a)	39,020		1,599
Brightcove Inc (a)	10,029		60
BroadSoft Inc (a)	291,880		7,122		Columbus McKinnon Corp/NY	886		21
					DXP Enterprises Inc (a)	2,555		182
ChannelAdvisor Corp (a)	135,498		3,107
Chegg Inc (a)	126,500		813		Gorman-Rupp Co/The	4,294		124
					IDEX Corp	302,475		22,934
Cogent Communications Holdings Inc	9,021		313		Kadant Inc	470		18
comScore Inc (a)	62,944		2,278
Constant Contact Inc (a)	6,001		187		Lindsay Corp	2,142		173
					Manitex International Inc (a)	4,396		61
Conversant Inc (a)	13,046		305
					Middleby Corp/The (a)	147,747		10,765
Dice Holdings Inc (a)	3,794		35
ePlus Inc (a)	75		4		Tennant Co	15,685		1,145
Global Eagle Entertainment Inc (a)	98,390		1,004		Twin Disc Inc	1,816		52
					Zebra Technologies Corp (a)	97,490		7,806
Global Sources Ltd (a)	753		6
GrubHub Inc (a),(b)	2,722		99					$54,055
HealthStream Inc (a)	6,416		160		Media - 0.05%
HomeAway Inc (a)	791,500		27,481		Crown Media Holdings Inc (a)	8,743		30
Lionbridge Technologies Inc (a)	17,369		100		Cumulus Media Inc (a)	27,939		145
magicJack VocalTec Ltd (a)	3,980		57		Gray Television Inc (a)	8,541		104
Marketo Inc (a),(b)	4,964		136		Martha Stewart Living Omnimedia Inc (a)	6,853		31
NIC Inc	12,675		214		Nexstar Broadcasting Group Inc	5,048		235
Orbitz Worldwide Inc (a)	7,660		68		Radio One Inc (a)	7,201		31
Pandora Media Inc (a)	353,941		8,891		Saga Communications Inc	428		15
Perficient Inc (a)	6,852		116		Sinclair Broadcast Group Inc (b)	11,767		380
Q2 Holdings Inc (a)	2,752		36					$971
Reis Inc	151		3
RetailMeNot Inc (a),(b)	5,255		129		Metal Fabrication & Hardware - 1.08%
RingCentral Inc (a)	459,946		6,867		CIRCOR International Inc	3,134		225
Sapient Corp (a)	379,063		5,595		Mueller Industries Inc	7,296		203
Shutterfly Inc (a)	4,005		198		Mueller Water Products Inc - Class A	27,457		213
					NN Inc	23,704		687

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Metal Fabrication & Hardware (continued)					Oil & Gas (continued)
Olympic Steel Inc	743		$16		Magnum Hunter Resources Corp - Warrants	37,021		$—
Omega Flex Inc	876		15		(a),(c),(d)
RBC Bearings Inc	121,643		6,749		Matador Resources Co (a)	256,526		6,937
Rexnord Corp (a)	14,813		399		North Atlantic Drilling Ltd	6,035		59
Sun Hydraulics Corp	4,263		156		Oasis Petroleum Inc (a)	122,374		6,541
Valmont Industries Inc	74,215		10,808		Panhandle Oil and Gas Inc	2,070		133
Worthington Industries Inc	10,412		398		Parsley Energy Inc (a)	8,616		194
			$19,869		Patterson-UTI Energy Inc	71,400		2,453
					PDC Energy Inc (a)	783		42
Mining - 0.32%					Penn Virginia Corp (a)	189,985		2,474
Globe Specialty Metals Inc	12,774		243		PetroQuest Energy Inc (a)	16,959		109
Gold Resource Corp	10,585		56		Rex Energy Corp (a)	9,737		134
Materion Corp	2,462		80		Rosetta Resources Inc (a)	2,379		121
Stillwater Mining Co (a)	22,462		402
					Sanchez Energy Corp (a)	78,934		2,504
United States Lime & Minerals Inc	580		34		Synergy Resources Corp (a)	13,258		139
US Silica Holdings Inc	91,186		5,126		Trecora Resources (a)	5,801		70
			$5,941		Triangle Petroleum Corp (a)	12,927		140
Miscellaneous Manufacturing - 2.53%					Vertex Energy Inc (a)	3,596		29
Actuant Corp	219,859		7,097		W&T Offshore Inc	4,068		54
AZZ Inc	5,062		221		Western Refining Inc	10,593		434
Blount International Inc (a)	9,841		129					$43,916
Carlisle Cos Inc	141,003		11,283		Oil & Gas Services - 1.85%
Chase Corp	1,844		62		Basic Energy Services Inc (a)	6,438		155
CLARCOR Inc	9,872		585		C&J Energy Services Inc (a)	32,982		988
Colfax Corp (a)	76,658		4,827
EnPro Industries Inc (a)	4,484		307		CARBO Ceramics Inc	3,930		490
					Dril-Quip Inc (a)	88,725		8,941
GP Strategies Corp (a)	3,097		84
					Flotek Industries Inc (a)	10,493		303
Harsco Corp	13,767		348		Forum Energy Technologies Inc (a)	48,785		1,624
Hexcel Corp (a)	469,872		17,503
					Geospace Technologies Corp (a)	421		17
Hillenbrand Inc	12,417		373		Helix Energy Solutions Group Inc (a)	459,548		11,686
John Bean Technologies Corp	5,744		150		Matrix Service Co (a)	5,259		141
Koppers Holdings Inc	4,080		147		Pioneer Energy Services Corp (a)	8,972		132
Lydall Inc (a)	4,465		113
					Superior Energy Services Inc	273,791		9,199
Myers Industries Inc	8,398		155		Tesco Corp	941		18
Park-Ohio Holdings Corp	2,759		164		Thermon Group Holdings Inc (a)	5,388		131
Polypore International Inc (a)	8,887		383
					Willbros Group Inc (a)	12,167		141
Proto Labs Inc (a),(b)	20,383		1,651
Raven Industries Inc	6,253		174					$33,966
Smith & Wesson Holding Corp (a),(b)	10,863		134		Packaging & Containers - 0.05%
Standex International Corp	1,808		119		Berry Plastics Group Inc (a)	8,688		211
Sturm Ruger & Co Inc (b)	3,762		188		Graphic Packaging Holding Co (a)	65,356		784
TriMas Corp (a)	7,893		250					$995

			$46,447		Pharmaceuticals - 3.37%
Office & Business Equipment - 0.27%					ACADIA Pharmaceuticals Inc (a),(b)	12,548		254
Pitney Bowes Inc	184,100		4,982		Actinium Pharmaceuticals Inc (a),(b)	6,038		38
					Adamas Pharmaceuticals Inc (a)	10,000		159
					Agios Pharmaceuticals Inc (a),(b)	4,236		171
Office Furnishings - 0.08%					Akorn Inc (a)	425,873		14,450
Herman Miller Inc	10,082		295		Alimera Sciences Inc (a)	6,926		40
HNI Corp	8,545		302		Anacor Pharmaceuticals Inc (a),(b)	3,636		61
Interface Inc	24,051		381		Anika Therapeutics Inc (a)	2,789		117
Knoll Inc	10,375		175		Antares Pharma Inc (a),(b)	35,499		72
Steelcase Inc	16,317		246		Aratana Therapeutics Inc (a),(b)	201,312		2,321
			$1,399		Auspex Pharmaceuticals Inc (a)	25,285		461
Oil & Gas - 2.39%					Auxilium Pharmaceuticals Inc (a),(b)	9,644		193
Abraxas Petroleum Corp (a)	26,184		133		AVANIR Pharmaceuticals Inc (a)	30,921		161
Adams Resources & Energy Inc	40		3		BioDelivery Sciences International Inc (a),(b)	12,725		162
Apco Oil and Gas International Inc (a)	458		6		BioSpecifics Technologies Corp (a)	1,108		29
Approach Resources Inc (a),(b)	6,210		131		Cempra Inc (a),(b)	7,144		66
Athlon Energy Inc (a)	32,200		1,535		Clovis Oncology Inc (a),(b)	4,780		174
Bonanza Creek Energy Inc (a)	6,640		372		Corcept Therapeutics Inc (a),(b)	16,986		41
Carrizo Oil & Gas Inc (a)	9,058		556		Cytori Therapeutics Inc (a),(b)	13,950		29
Clayton Williams Energy Inc (a)	1,172		125		Depomed Inc (a)	54,788		545
Delek US Holdings Inc	6,157		180		Dyax Corp (a)	208,947		1,968
Diamondback Energy Inc (a)	107,140		8,810		Enanta Pharmaceuticals Inc (a),(b)	3,143		118
Gastar Exploration Inc (a)	17,680		117		Furiex Pharmaceuticals Inc - Rights (a),(c),(d)	1,398		14
Goodrich Petroleum Corp (a)	5,388		104		GW Pharmaceuticals PLC ADR(a)	34,324		2,904
Kodiak Oil & Gas Corp (a)	45,918		714		Heron Therapeutics Inc (a)	69,235		608
Laredo Petroleum Inc (a)	224,030		6,080		Hyperion Therapeutics Inc (a)	2,679		61
Magnum Hunter Resources Corp (a)	386,134		2,483		Impax Laboratories Inc (a)	4,133		97
See accompanying notes					236

Schedule of Investments
SmallCap Growth Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)					REITS (continued)
Infinity Pharmaceuticals Inc (a)	14,762		$134		Strategic Hotels & Resorts Inc (a)	32,294		$369
Insys Therapeutics Inc (a),(b)	3,045		82		Sun Communities Inc	6,942		365
Intra-Cellular Therapies Inc (a),(b)	5,336		77		Universal Health Realty Income Trust	3,688		155
Ironwood Pharmaceuticals Inc (a)	23,149		343		Urstadt Biddle Properties Inc	5,933		122
Jazz Pharmaceuticals PLC (a)	42,860		5,989					$4,469
Keryx Biopharmaceuticals Inc (a),(b)	17,568		264
Kite Pharma Inc (a)	3,960		93		Retail - 6.15%
Lannett Co Inc (a)	4,982		167		Abercrombie & Fitch Co	76,800		3,021
					ANN Inc (a)	161,291		5,927
Liberator Medical Holdings Inc	9,602		30		Asbury Automotive Group Inc (a)	6,054		409
MannKind Corp (a),(b)	38,883		325
Mirati Therapeutics Inc (a),(b)	2,233		41		Big Lots Inc	79,500		3,478
					Bloomin' Brands Inc (a)	15,261		299
Nektar Therapeutics (a)	13,898		147
Neogen Corp (a)	7,015		306		Brown Shoe Co Inc	6,428		181
					Buckle Inc/The (b)	5,440		242
Neurocrine Biosciences Inc (a)	70,869		962
					Buffalo Wild Wings Inc (a)	100,156		14,555
Northwest Biotherapeutics Inc (a),(b)	10,832		72
					Build-A-Bear Workshop Inc (a)	2,698		28
Ohr Pharmaceutical Inc (a),(b)	6,580		59
					Burlington Stores Inc (a)	5,059		166
OPKO Health Inc (a),(b)	38,174		337
					Cabela's Inc (a)	143,230		8,359
Osiris Therapeutics Inc (a),(b)	5,292		78
Pacira Pharmaceuticals Inc/DE (a)	149,792		13,781		Casey's General Stores Inc	7,471		494
Pain Therapeutics Inc (a)	11,597		49		Cato Corp/The	1,755		54
Pernix Therapeutics Holdings Inc (a)	10,115		76		Cheesecake Factory Inc/The	10,379		445
					Christopher & Banks Corp (a)	181,517		1,552
Phibro Animal Health Corp	4,468		85		Chuy's Holdings Inc (a)	32,129		921
Portola Pharmaceuticals Inc (a),(b)	66,724		1,677
					Conn's Inc (a),(b)	4,722		189
POZEN Inc (a)	8,309		60
					Container Store Group Inc/The (a),(b)	36,230		762
Prestige Brands Holdings Inc (a)	10,001		308
Receptos Inc (a)	56,013		2,319		Cracker Barrel Old Country Store Inc	3,053		296
					Denny's Corp (a)	22,597		155
Revance Therapeutics Inc (a)	91,685		2,813
Sagent Pharmaceuticals Inc (a)	5,992		153		Destination Maternity Corp	576		11
Sarepta Therapeutics Inc (a),(b)	49,605		1,059		Dick's Sporting Goods Inc	63,149		2,686
SciClone Pharmaceuticals Inc (a)	12,598		61		DineEquity Inc	1,988		161
					Diversified Restaurant Holdings Inc (a)	69,064		324
Sucampo Pharmaceuticals Inc (a)	4,382		26
Synutra International Inc (a)	4,999		30		Einstein Noah Restaurant Group Inc	1,834		28
					Famous Dave's of America Inc (a)	1,425		36
TESARO Inc (a),(b)	117,218		3,371
					Fiesta Restaurant Group Inc (a)	32,010		1,452
Tetraphase Pharmaceuticals Inc (a)	6,882		72
Threshold Pharmaceuticals Inc (a)	15,034		63		Finish Line Inc/The	50,326		1,323
					First Cash Financial Services Inc (a)	5,019		283
USANA Health Sciences Inc (a)	1,913		122
					Five Below Inc (a)	357,473		13,091
Vivus Inc (a),(b)	32,084		155
					Francesca's Holdings Corp (a)	12,837		164
Xencor Inc (a)	4,563		44
					Genesco Inc (a)	642		49
Zogenix Inc (a)	31,427		42
ZS Pharma Inc (a)	19,660		551		Group 1 Automotive Inc	1,354		100
					Hibbett Sports Inc (a)	5,060		253
			$61,737		HSN Inc	6,584		368
Pipelines - 0.15%					Jack in the Box Inc	64,443		3,686
Primoris Services Corp	88,938		2,124		Kate Spade & Co (a)	58,010		2,195
SemGroup Corp	7,525		580		Krispy Kreme Doughnuts Inc (a)	207,538		3,177
			$2,704		Lithia Motors Inc	37,515		3,333
					Lumber Liquidators Holdings Inc (a)	4,682		254
Private Equity - 0.07%					MarineMax Inc (a)	102,217		1,704
GSV Capital Corp (a)	120,166		1,222
					Mattress Firm Holding Corp (a),(b)	2,963		138
					Men's Wearhouse Inc	7,547		380
Real Estate - 0.03%					Movado Group Inc	2,521		103
HFF Inc	7,425		252		Papa John's International Inc	6,238		260
St Joe Co/The (a),(b)	10,021		229		Penske Automotive Group Inc	35,804		1,663
			$481		PetMed Express Inc	6,415		88
					Pier 1 Imports Inc	18,670		281
REITS - 0.24%					Popeyes Louisiana Kitchen Inc (a)	4,650		187
Alexander's Inc	423		154		PriceSmart Inc	50,485		4,155
American Assets Trust Inc	2,299		79		Red Robin Gourmet Burgers Inc (a)	50,111		3,225
CareTrust REIT Inc (a)	5,795		99		Restoration Hardware Holdings Inc (a)	15,672		1,281
CoreSite Realty Corp	3,568		117		Rush Enterprises Inc - Class A (a)	4,896		173
DuPont Fabros Technology Inc	6,201		170		Ruth's Hospitality Group Inc	7,012		80
EastGroup Properties Inc	6,036		376		Sonic Corp (a)	8,690		179
Empire State Realty Trust Inc	15,622		254		Stage Stores Inc	172,258		3,104
Glimcher Realty Trust	22,287		239		Susser Holdings Corp (a),(b)	135,652		10,875
National Health Investors Inc	7,124		426		Texas Roadhouse Inc	13,785		343
Potlatch Corp	7,015		290		Tilly's Inc (a)	80,945		613
PS Business Parks Inc	2,114		174		Tuesday Morning Corp (a)	272,504		4,485
Ryman Hospitality Properties Inc (b)	4,804		229		Vera Bradley Inc (a)	6,896		137
Sabra Health Care REIT Inc	9,576		265		Vitamin Shoppe Inc (a)	3,062		131
Saul Centers Inc	2,499		119		Zoe's Kitchen Inc (a),(b)	153,533		4,454
Sovran Self Storage Inc	6,093		467

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Software (continued)
Zumiez Inc (a)	5,002		$139		Kofax Ltd (a)	23,169		$166
			$112,685		MedAssets Inc (a)	11,916		253
					Medidata Solutions Inc (a)	10,398		466
Savings & Loans - 0.07%					MicroStrategy Inc (a)	8,659		1,239
B of I Holding Inc (a)	2,687		201
Meridian Bancorp Inc (a)	6,177		67		Monotype Imaging Holdings Inc	7,470		223
					Omnicell Inc (a)	6,588		181
Pacific Premier Bancorp Inc (a)	70,975		1,015
					OPOWER Inc (a),(b)	2,162		35
United Financial Bancorp Inc	2,554		32		Park City Group Inc (a)	2,968		31
			$1,315		PDF Solutions Inc (a)	57,909		1,110
Semiconductors - 3.59%					Pegasystems Inc	600,104		12,824
Ambarella Inc (a)	5,896		169		Proofpoint Inc (a)	181,821		6,413
Amkor Technology Inc (a)	13,493		119		PROS Holdings Inc (a)	74,021		1,896
Applied Micro Circuits Corp (a)	441,732		3,688		PTC Inc (a)	312,210		11,227
Cabot Microelectronics Corp (a)	4,038		162		QAD Inc	1,678		32
Cavium Inc (a)	380,793		17,765		Qlik Technologies Inc (a)	100,257		2,653
Cirrus Logic Inc (a)	5,605		126		Quality Systems Inc	9,652		150
Cypress Semiconductor Corp (a),(b)	27,194		275		RealPage Inc (a)	9,989		161
Diodes Inc (a)	5,588		142		SolarWinds Inc (a)	204,590		8,417
Entegris Inc (a)	15,394		177		SS&C Technologies Holdings Inc (a)	145,370		6,296
GT Advanced Technologies Inc (a),(b)	23,281		322		Synchronoss Technologies Inc (a)	138,515		5,598
Inphi Corp (a)	98,965		1,510		SYNNEX Corp (a)	953		61
Integrated Device Technology Inc (a)	94,434		1,356		Tableau Software Inc (a)	131,785		8,566
Intersil Corp	837,680		10,747		Take-Two Interactive Software Inc (a)	2,318		52
IPG Photonics Corp (a)	36,277		2,443		Tangoe Inc (a)	11,763		162
Lattice Semiconductor Corp (a)	23,540		161		Tyler Technologies Inc (a)	6,366		578
Mellanox Technologies Ltd (a)	31,900		1,329		Ultimate Software Group Inc/The (a)	172,094		23,217
Micrel Inc	13,931		146		Verint Systems Inc (a)	87,798		4,121
Microsemi Corp (a)	118,756		2,848					$214,350
Monolithic Power Systems Inc	134,214		5,535		Storage & Warehousing - 0.22%
Pixelworks Inc (a)	78,040		614
PLX Technology Inc (a)	13,524		88		Mobile Mini Inc	48,496		1,831
					Wesco Aircraft Holdings Inc (a)	112,277		2,128
Power Integrations Inc	6,065		326					$3,959
Rambus Inc (a)	19,416		223
Semtech Corp (a)	13,658		305		Telecommunications - 2.74%
Silicon Image Inc (a)	12,245		61		8x8 Inc (a)	205,723		1,662
Silicon Laboratories Inc (a)	224,201		9,132		ADTRAN Inc	5,902		131
Teradyne Inc	292,690		5,333		Alliance Fiber Optic Products Inc (b)	3,670		49
Tessera Technologies Inc	5,387		137		Anixter International Inc	2,429		209
TriQuint Semiconductor Inc (a)	29,213		525		Arista Networks Inc (a)	15,291		1,011
Ultra Clean Holdings Inc (a)	2,836		25		ARRIS Group Inc (a)	116,200		3,971
			$65,789		Aruba Networks Inc (a)	440,443		7,867
					CalAmp Corp (a)	50,604		860
Software - 11.69%					Ciena Corp (a)	142,769		2,788
ACI Worldwide Inc (a)	23,346		437
					Cincinnati Bell Inc (a)	21,378		81
Acxiom Corp (a)	81,884		1,500
					Clearfield Inc (a)	3,476		45
Advent Software Inc	9,937		323		Consolidated Communications Holdings Inc	7,667		172
American Software Inc/Georgia	7,657		71		DigitalGlobe Inc (a)	322,722		8,439
Aspen Technology Inc (a)	290,239		12,608
athenahealth Inc (a)	13,300		1,655		Enventis Corp	4,334		71
					EXFO Inc (a),(c)	524,061		2,390
AVG Technologies NV (a)	7,624		130
					FairPoint Communications Inc (a),(b)	5,650		82
Blackbaud Inc	8,922		328		Finisar Corp (a)	18,118		357
Bottomline Technologies de Inc (a)	6,507		184
					Fortinet Inc (a)	519,540		12,755
Broadridge Financial Solutions Inc	422,209		17,045		General Communication Inc (a)	10,028		111
Callidus Software Inc (a)	12,855		138
					Gogo Inc (a),(b)	9,538		155
CommVault Systems Inc (a)	59,264		2,845
					GTT Communications Inc (a),(b)	4,294		44
Computer Programs & Systems Inc	2,165		142		Harmonic Inc (a)	3,958		24
Concur Technologies Inc (a)	49,780		4,628
Cornerstone OnDemand Inc (a)	9,071		380		IDT Corp - Class B	4,588		72
					Infinera Corp (a)	18,873		174
CSG Systems International Inc	4,282		111		Inteliquent Inc	9,865		105
Dealertrack Technologies Inc (a)	262,026		9,844
					Intelsat SA (a)	2,151		40
Demandware Inc (a)	150,695		9,078
E2open Inc (a),(b)	210,988		3,414		InterDigital Inc/PA	6,971		307
					Ixia (a)	2,014		22
Envestnet Inc (a)	203,516		8,876
					KVH Industries Inc (a)	4,172		54
Everyday Health Inc (a)	52,971		880
					Leap Wireless International Inc - Rights	5,801		15
Fair Isaac Corp	163,462		9,342		(a),(c),(d)
Glu Mobile Inc (a)	387,265		2,173
					LogMeIn Inc (a)	4,750		193
Guidance Software Inc (a)	5,418		42
					Loral Space & Communications Inc (a)	2,239		162
Guidewire Software Inc (a)	212,223		8,594
Imperva Inc (a)	54,110		1,200		Lumos Networks Corp	4,916		75
					NeuStar Inc (a),(b)	11,024		307
Informatica Corp (a)	228,897		7,261
Interactive Intelligence Group Inc (a)	330,483		14,993		NTELOS Holdings Corp	2,327		28

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2014 (unaudited)

					(a) Non-Income Producing Security
					(b)	Security or a portion of the security was on loan at the end of the period.
COMMON STOCKS (continued)	Shares Held	Value	(000	's)	(c) Security is Illiquid
Telecommunications (continued)					(d) Fair value of these investments is determined in good faith by the
Orbcomm Inc (a)	148,650		$934		Manager under procedures established and periodically reviewed by the
Plantronics Inc	7,928		372		Board of Directors. At the end of the period, the fair value of these
Polycom Inc (a)	12,588		161		securities totaled $29 or 0.00% of net assets.
Premiere Global Services Inc (a)	3,024		40		(e)	Security was purchased with the cash proceeds from securities loans.
RF Micro Devices Inc (a)	57,238		639
RigNet Inc (a)	2,059		114
Ruckus Wireless Inc (a)	11,175		144
					Portfolio Summary (unaudited)
Shenandoah Telecommunications Co	6,892		191		Sector	Percent
ShoreTel Inc (a)	19,013		117
Sonus Networks Inc (a)	375,763		1,326		Consumer, Non-cyclical	27 .71%
Tessco Technologies Inc	120		4		Technology	17 .73%
Ubiquiti Networks Inc (a),(b)	5,944		227		Industrial	15 .68%
ViaSat Inc (a)	6,803		398		Consumer, Cyclical	11 .49%
Vonage Holdings Corp (a)	171,180		596		Exchange Traded Funds	9.45%
					Communications	8.10%
West Corp	6,173		159		Financial	6.71%
			$50,250		Energy	4.44%
Textiles - 0.00%					Basic Materials	2.05%
Culp Inc	354		6		Diversified	0.06%
					Utilities	0.01%
					Liabilities in Excess of Other Assets, Net	(3.43)%
Transportation - 3.47%					TOTAL NET ASSETS	100.00%
ArcBest Corp	4,720		150
Echo Global Logistics Inc (a)	7,160		158
Forward Air Corp	5,996		268
Genesee & Wyoming Inc (a)	115,366		11,505
Heartland Express Inc	9,268		208
HUB Group Inc (a)	7,250		335
Kirby Corp (a)	99,146		11,547
Knight Transportation Inc	534,605		12,809
Landstar System Inc	154,671		10,228
Marten Transport Ltd	3,001		61
Matson Inc	4,509		122
PHI Inc (a)	247		10
Roadrunner Transportation Systems Inc (a)	354,892		8,922
Ryder System Inc	22,200		1,912
Saia Inc (a)	4,862		222
Scorpio Tankers Inc	111,000		1,042
Swift Transportation Co (a)	57,521		1,176
Universal Truckload Services Inc	1,717		42
Werner Enterprises Inc	2,904		71
XPO Logistics Inc (a),(b)	89,600		2,768
			$63,556

Trucking & Leasing - 0.12%
General Finance Corp (a)	3,374		30
Greenbrier Cos Inc/The	33,439		2,155
			$2,185

Water - 0.00%
American States Water Co	1,041		32
York Water Co	3,030		57
			$89
TOTAL COMMON STOCKS			$1,723,357
INVESTMENT COMPANIES - 9.45%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 9.45%
BlackRock Liquidity Funds FedFund Portfolio	1,795,354		1,795
BlackRock Liquidity Funds TempFund	23,721,692		23,722
Portfolio
Goldman Sachs Financial Square Funds -	90,965,959		90,966
Government Fund (e)
Goldman Sachs Financial Square Funds -	55,455,605		55,456
Money Market Fund
JP Morgan Prime Money Market Fund	1,353,532		1,353
			$173,292
TOTAL INVESTMENT COMPANIES			$173,292
Total Investments			$1,896,649
Liabilities in Excess of Other Assets, Net - (3.43)%			$(62,905)
TOTAL NET ASSETS - 100.00%			$1,833,744

See accompanying notes

		Schedule of Investments
SmallCap Growth Fund I
July 31, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2014	Long	1,010	$116,563	$112,787	$(3,776)
Total					$(3,776)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2014 (unaudited)

COMMON STOCKS - 100.06%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.08%					Banks (continued)
Harte-Hanks Inc	68,486		$449		Simmons First National Corp	25,421		$1,007
Sizmek Inc (a)	36,004		328		Susquehanna Bancshares Inc	292,397		2,977
			$777		Taylor Capital Group Inc (a)	23,801		507
					Texas Capital Bancshares Inc (a)	67,113		3,493
Aerospace & Defense - 2.45%					Tompkins Financial Corp	18,524		824
AAR Corp	61,665		1,659		TrustCo Bank Corp NY	147,526		972
Aerovironment Inc (a)	30,788		969
					UMB Financial Corp	58,773		3,328
Cubic Corp	32,564		1,428		United Bankshares Inc/WV	97,960		3,143
Curtiss-Wright Corp	75,098		4,769		United Community Banks Inc/GA	60,873		1,007
GenCorp Inc (a),(b)	90,855		1,613
					ViewPoint Financial Group Inc	55,888		1,405
Kaman Corp	42,678		1,708		Wilshire Bancorp Inc	106,114		1,000
Moog Inc (a)	69,332		4,577
National Presto Industries Inc (b)	7,645		490		Wintrust Financial Corp	72,530		3,360
Orbital Sciences Corp (a)	94,389		2,423					$72,294
Teledyne Technologies Inc (a)	58,482		5,334		Beverages - 0.30%
			$24,970		Boston Beer Co Inc/The (a),(b)	13,816		3,045

Agriculture - 0.25%
Alliance One International Inc (a)	127,770		290		Biotechnology - 1.00%
Andersons Inc/The	41,310		2,232		Acorda Therapeutics Inc (a)	64,901		1,900
			$2,522		Cambrex Corp (a)	47,721		1,005
					Emergent Biosolutions Inc (a)	46,058		1,013
Airlines - 0.34%					Ligand Pharmaceuticals Inc (a)	32,298		1,588
Allegiant Travel Co	22,046		2,596		Medicines Co/The (a)	101,317		2,368
SkyWest Inc	79,628		851		Momenta Pharmaceuticals Inc (a)	72,334		770
			$3,447		Repligen Corp (a)	47,250		991
					Spectrum Pharmaceuticals Inc (a)	85,851		604
Apparel - 1.93%
Crocs Inc (a)	136,412		2,165					$10,239
G-III Apparel Group Ltd (a)	27,819		2,161
Iconix Brand Group Inc (a)	75,879		3,204		Building Materials - 1.37%
					AAON Inc	65,056		1,276
Oxford Industries Inc	22,564		1,344		Apogee Enterprises Inc	45,360		1,472
Perry Ellis International Inc (a)	19,350		356		Boise Cascade Co (a)	49,127		1,383
Quiksilver Inc (a)	202,418		605
Skechers U.S.A. Inc (a)	61,462		3,206		Comfort Systems USA Inc	58,710		875
					Drew Industries Inc	34,610		1,557
Steven Madden Ltd (a)	89,802		2,860		Gibraltar Industries Inc (a)	45,120		663
Wolverine World Wide Inc	158,058		3,835		Griffon Corp	67,961		732
			$19,736		Headwaters Inc (a)	114,455		1,224
					PGT Inc (a)	49,324		457
Automobile Parts & Equipment - 0.50%
Dorman Products Inc (a)	47,211		2,048		Quanex Building Products Corp	58,464		999
Standard Motor Products Inc	32,060		1,156		Simpson Manufacturing Co Inc	64,064		1,948
Superior Industries International Inc	35,944		672		Universal Forest Products Inc	31,244		1,368
Titan International Inc	83,510		1,246					$13,954
			$5,122		Chemicals - 1.83%
Banks - 7.08%					A Schulman Inc	45,513		1,809
Bank of the Ozarks Inc	100,552		3,094		Aceto Corp	42,087		705
Banner Corp	30,507		1,228		American Vanguard Corp	38,980		495
BBCN Bancorp Inc	123,879		1,861		Balchem Corp	47,402		2,370
Boston Private Financial Holdings Inc	124,683		1,556		Hawkins Inc	14,720		504
Cardinal Financial Corp	49,810		880		HB Fuller Co	78,071		3,486
City Holding Co	24,469		1,019		Innophos Holdings Inc	34,193		2,066
					Intrepid Potash Inc (a),(b)	86,435		1,280
Columbia Banking System Inc	81,972		2,089		Kraton Performance Polymers Inc (a)	51,080		1,053
Community Bank System Inc	63,397		2,234
CVB Financial Corp	146,881		2,246		OM Group Inc	50,040		1,415
First BanCorp/Puerto Rico (a)	156,492		804		Quaker Chemical Corp	20,613		1,455
First Commonwealth Financial Corp	146,543		1,254		Stepan Co	29,627		1,426
First Financial Bancorp	89,934		1,470		Zep Inc	35,826		558
First Financial Bankshares Inc	94,809		2,786					$18,622
First Midwest Bancorp Inc/IL	117,300		1,900		Coal - 0.48%
FNB Corp/PA	259,283		3,189		Arch Coal Inc (b)	330,818		983
Glacier Bancorp Inc	116,051		3,073		Cloud Peak Energy Inc (a)	94,954		1,470
Hanmi Financial Corp	49,543		1,046		SunCoke Energy Inc (a)	108,739		2,482
Home BancShares Inc/AR	74,104		2,228					$4,935
Independent Bank Corp/Rockland MA	37,244		1,360
MB Financial Inc	85,926		2,315		Commercial Services - 5.14%
National Penn Bancshares Inc	173,504		1,787		ABM Industries Inc	81,166		1,998
NBT Bancorp Inc	68,085		1,591		Albany Molecular Research Inc (a)	29,757		567
Old National Bancorp/IN	164,725		2,204		American Public Education Inc (a)	27,235		972
Pinnacle Financial Partners Inc	52,104		1,928		AMN Healthcare Services Inc (a)	72,464		949
PrivateBancorp Inc	104,252		3,002		Brink's Co/The	75,483		2,026
S&T Bancorp Inc	46,311		1,127		Capella Education Co	17,050		1,091

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)					Diversified Financial Services (continued)
Cardtronics Inc (a)	69,319		$2,673		Evercore Partners Inc - Class A	54,304		$2,963
Career Education Corp (a)	90,094		460		Financial Engines Inc	80,177		3,123
CDI Corp	22,528		312		FXCM Inc	59,292		807
Chemed Corp (b)	27,333		2,784		Greenhill & Co Inc	41,334		1,892
CorVel Corp (a)	17,609		709		Interactive Brokers Group Inc - A Shares	74,970		1,725
Cross Country Healthcare Inc (a)	42,179		303		Investment Technology Group Inc (a)	56,101		1,026
ExlService Holdings Inc (a)	47,864		1,343		MarketAxess Holdings Inc	58,783		3,305
Forrester Research Inc	18,770		726		Outerwall Inc (a),(b)	31,765		1,748
Green Dot Corp (a)	48,245		868		Piper Jaffray Cos (a)	25,351		1,308
Healthcare Services Group Inc	109,506		2,862		Portfolio Recovery Associates Inc (a)	78,014		4,600
Heartland Payment Systems Inc	55,849		2,653		Stifel Financial Corp (a)	94,871		4,344
Heidrick & Struggles International Inc	25,251		471		SWS Group Inc (a)	45,349		325
Insperity Inc	35,417		1,130		Virtus Investment Partners Inc	10,997		2,255
ITT Educational Services Inc (a),(b)	28,408		404		WageWorks Inc (a)	47,050		1,964
Kelly Services Inc	42,577		679		World Acceptance Corp (a),(b)	14,168		1,149
Korn/Ferry International (a)	77,504		2,280					$34,453
Landauer Inc	14,886		642
Matthews International Corp	45,918		1,997		Electric - 1.75%
MAXIMUS Inc	105,499		4,363		Allete Inc	60,070		2,818
Medifast Inc (a)	18,828		541		Avista Corp	93,768		2,910
Monro Muffler Brake Inc	46,650		2,369		El Paso Electric Co	63,059		2,324
Monster Worldwide Inc (a)	141,841		922		NorthWestern Corp	60,990		2,819
Navigant Consulting Inc (a)	76,592		1,250		UIL Holdings Corp	88,101		3,093
On Assignment Inc (a)	72,811		1,967		UNS Energy Corp	64,989		3,927
PAREXEL International Corp (a)	88,634		4,747					$17,891
Resources Connection Inc	60,394		912		Electrical Components & Equipment - 1.24%
Strayer Education Inc (a)	16,898		876		Advanced Energy Industries Inc (a)	58,939		991
TeleTech Holdings Inc (a)	29,275		806		Encore Wire Corp	29,053		1,219
TrueBlue Inc (a)	64,160		1,732		EnerSys	73,120		4,638
Universal Technical Institute Inc	33,047		396		General Cable Corp	75,815		1,685
Viad Corp	31,855		676		Littelfuse Inc	35,080		3,049
			$52,456		Powell Industries Inc	14,418		842
					Vicor Corp (a)	28,229		223
Computers - 3.04%
Agilysys Inc (a)	22,057		290					$12,647
CACI International Inc (a)	36,616		2,526		Electronics - 3.33%
Ciber Inc (a)	107,682		376		American Science & Engineering Inc	12,290		772
Electronics For Imaging Inc (a)	72,597		3,199		Badger Meter Inc	22,503		1,123
Engility Holdings Inc (a)	27,359		945		Bel Fuse Inc	15,604		369
iGate Corp (a)	45,825		1,635		Benchmark Electronics Inc (a)	84,015		2,029
Insight Enterprises Inc (a)	63,792		1,676		Brady Corp	71,793		1,877
j2 Global Inc	69,660		3,408		Checkpoint Systems Inc (a)	64,947		795
LivePerson Inc (a)	76,864		905		Coherent Inc (a)	38,857		2,289
Manhattan Associates Inc (a)	118,110		3,468		CTS Corp	52,677		916
Mercury Systems Inc (a)	51,822		573		Electro Scientific Industries Inc	39,628		237
MTS Systems Corp	23,594		1,557		ESCO Technologies Inc	41,377		1,388
NetScout Systems Inc (a)	57,589		2,449		FARO Technologies Inc (a)	26,858		1,360
Super Micro Computer Inc (a)	53,216		1,393		II-VI Inc (a)	83,979		1,152
Sykes Enterprises Inc (a)	60,920		1,261		Measurement Specialties Inc (a)	23,596		2,029
Synaptics Inc (a),(b)	56,137		4,055		Methode Electronics Inc	56,140		1,795
Virtusa Corp (a)	40,541		1,268		Newport Corp (a)	62,113		1,075
			$30,984		OSI Systems Inc (a)	29,213		1,937
Consumer Products - 0.43%					Park Electrochemical Corp	32,543		916
					Plexus Corp (a)	52,861		2,079
Central Garden and Pet Co - A Shares (a)	66,823		623
					Rofin-Sinar Technologies Inc (a)	43,688		954
Helen of Troy Ltd (a)	41,889		2,247
					Rogers Corp (a)	28,241		1,620
WD-40 Co	21,941		1,465		Sanmina Corp (a)	128,286		2,988
			$4,335		Taser International Inc (a)	83,947		1,012
Cosmetics & Personal Care - 0.07%					TTM Technologies Inc (a)	85,724		644
Inter Parfums Inc	26,513		693		Watts Water Technologies Inc	44,398		2,596
								$33,952

Distribution & Wholesale - 1.04%					Energy - Alternate Sources - 0.23%
MWI Veterinary Supply Inc (a)	20,041		2,831		FutureFuel Corp	35,127		553
Pool Corp	70,018		3,834		Green Plains Inc	48,967		1,836
ScanSource Inc (a)	44,443		1,592					$2,389
United Stationers Inc	61,381		2,368
			$10,625		Engineering & Construction - 0.89%
					Aegion Corp (a)	59,184		1,356
Diversified Financial Services - 3.38%					Dycom Industries Inc (a)	52,905		1,488
Calamos Asset Management Inc	29,757		353		EMCOR Group Inc	104,853		4,291
Encore Capital Group Inc (a)	36,858		1,566

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Engineering & Construction (continued)					Healthcare - Products (continued)
Exponent Inc	20,420		$1,451		Masimo Corp (a)	80,461		$1,937
Orion Marine Group Inc (a)	42,722		462		Meridian Bioscience Inc	64,761		1,276
			$9,048		Merit Medical Systems Inc (a)	63,621		817
					Natus Medical Inc (a)	45,083		1,297
Entertainment - 0.63%					NuVasive Inc (a)	72,620		2,715
Marriott Vacations Worldwide Corp (a)	46,160		2,656
					SurModics Inc (a)	21,187		402
Multimedia Games Holding Co Inc (a)	46,149		1,113
					Symmetry Medical Inc (a)	58,429		515
Pinnacle Entertainment Inc (a)	92,870		2,025
Scientific Games Corp (a)	74,858		639		West Pharmaceutical Services Inc	110,132		4,488
								$36,782
			$6,433
					Healthcare - Services - 2.55%
Environmental Control - 0.88%					Air Methods Corp (a)	54,912		2,759
Calgon Carbon Corp (a)	83,027		1,760
					Almost Family Inc (a)	13,104		307
Darling Ingredients Inc (a)	256,476		4,801
					Amedisys Inc (a)	51,136		1,032
Tetra Tech Inc	101,229		2,458		Amsurg Corp (a)	62,633		2,991
			$9,019		Bio-Reference Laboratories Inc (a),(b)	38,443		1,207
Food - 1.98%					Centene Corp (a)	89,889		6,480
Annie's Inc (a)	26,555		775		Ensign Group Inc/The	30,816		1,015
B&G Foods Inc	83,608		2,347		Gentiva Health Services Inc (a)	45,356		821
Calavo Growers Inc	21,613		745		Healthways Inc (a)	54,968		951
Cal-Maine Foods Inc	23,365		1,664		IPC The Hospitalist Co Inc (a)	26,699		1,313
Diamond Foods Inc (a),(b)	34,237		920		Kindred Healthcare Inc	99,379		2,375
J&J Snack Foods Corp	22,732		2,048		LHC Group Inc (a)	19,125		449
Nutrisystem Inc	44,726		718		Magellan Health Inc (a)	42,948		2,474
Sanderson Farms Inc	31,639		2,882		Molina Healthcare Inc (a)	44,701		1,826
Seneca Foods Corp - Class A (a)	11,057		316					$26,000
Snyder's-Lance Inc	76,465		1,897		Home Builders - 0.79%
SpartanNash Co	58,785		1,232		M/I Homes Inc (a)	38,129		785
TreeHouse Foods Inc (a)	63,993		4,703
					Meritage Homes Corp (a)	57,298		2,194
			$20,247		Ryland Group Inc/The	73,114		2,347
Forest Products & Paper - 1.28%					Standard Pacific Corp (a)	234,801		1,770
Clearwater Paper Corp (a)	31,824		2,151		Winnebago Industries Inc (a)	42,449		998
Deltic Timber Corp	17,429		1,065					$8,094
KapStone Paper and Packaging Corp (a)	125,510		3,733
					Home Furnishings - 0.88%
Neenah Paper Inc	25,807		1,281		American Woodmark Corp (a)	18,890		555
PH Glatfelter Co	67,119		1,598		Daktronics Inc	59,808		664
Schweitzer-Mauduit International Inc	47,472		1,938		DTS Inc/CA (a)	26,443		478
Veritiv Corp (a)	12,711		507
					Ethan Allen Interiors Inc	40,571		930
Wausau Paper Corp	77,563		781		iRobot Corp (a),(b)	45,942		1,487
			$13,054		La-Z-Boy Inc	81,564		1,716
Gas - 1.84%					Select Comfort Corp (a)	84,579		1,709
Laclede Group Inc/The	65,119		3,059		Universal Electronics Inc (a)	24,799		1,181
New Jersey Resources Corp	65,665		3,354		VOXX International Corp (a)	30,843		306
Northwest Natural Gas Co	42,290		1,828					$9,026
Piedmont Natural Gas Co Inc	121,794		4,225		Housewares - 0.50%
South Jersey Industries Inc	51,395		2,753		Toro Co	86,758		5,147
Southwest Gas Corp	72,470		3,590
			$18,809
					Insurance - 1.91%
Hand & Machine Tools - 0.22%					Amerisafe Inc	29,102		1,065
Franklin Electric Co Inc	60,961		2,234		eHealth Inc (a)	29,647		614
					Employers Holdings Inc	48,897		1,041
Healthcare - Products - 3.60%					HCI Group Inc	15,539		620
Abaxis Inc	32,899		1,560		Horace Mann Educators Corp	63,471		1,818
ABIOMED Inc (a),(b)	55,378		1,418		Infinity Property & Casualty Corp	17,940		1,162
Affymetrix Inc (a),(b)	113,371		975		Meadowbrook Insurance Group Inc	72,599		438
Analogic Corp	19,285		1,387		Navigators Group Inc/The (a)	16,662		1,013
Cantel Medical Corp	52,232		1,751		ProAssurance Corp	92,527		4,037
CONMED Corp	42,415		1,654		RLI Corp	53,597		2,291
CryoLife Inc	39,390		388		Safety Insurance Group Inc	20,006		1,000
Cyberonics Inc (a)	37,636		2,238		Selective Insurance Group Inc	87,612		1,953
Cynosure Inc (a)	30,259		688		Stewart Information Services Corp	32,634		962
Greatbatch Inc (a)	38,773		1,920		United Fire Group Inc	33,646		951
Haemonetics Corp (a)	81,121		2,885		Universal Insurance Holdings Inc	45,282		546
Hanger Inc (a)	54,875		1,737					$19,511
ICU Medical Inc (a)	21,096		1,229
Integra LifeSciences Holdings Corp (a)	37,049		1,757		Internet - 1.06%
					Blucora Inc (a)	65,855		1,124
Invacare Corp	45,098		675		Blue Nile Inc (a)	18,877		486
Luminex Corp (a)	58,977		1,073
					comScore Inc (a)	50,232		1,818

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet (continued)					Miscellaneous Manufacturing (continued)
Dice Holdings Inc (a)	57,561		$527		John Bean Technologies Corp	42,684		$1,112
FTD Cos Inc (a)	29,508		972		Koppers Holdings Inc	31,876		1,149
HealthStream Inc (a)	32,218		804		LSB Industries Inc (a)	29,852		1,150
Liquidity Services Inc (a),(b)	40,490		546		Lydall Inc (a)	26,518		669
NIC Inc	93,504		1,578		Myers Industries Inc	40,848		755
Perficient Inc (a)	53,858		915		Standex International Corp	19,909		1,313
QuinStreet Inc (a)	45,063		225		Sturm Ruger & Co Inc (b)	30,233		1,510
Stamps.com Inc (a)	22,948		726		Tredegar Corp	39,269		767
VASCO Data Security International Inc (a)	45,745		621					$23,889
XO Group Inc (a)	38,592		431
			$10,773		Office Furnishings - 0.14%
					Interface Inc	91,158		1,445
Iron & Steel - 0.19%
AK Steel Holding Corp (a),(b)	213,051		1,939
					Oil & Gas - 1.89%
					Approach Resources Inc (a),(b)	55,222		1,162
Leisure Products & Services - 0.29%					Carrizo Oil & Gas Inc (a)	64,512		3,962
Arctic Cat Inc	20,099		715		Comstock Resources Inc	69,331		1,640
Callaway Golf Co	120,822		918		Contango Oil & Gas Co (a)	24,143		971
Interval Leisure Group Inc	62,073		1,315		Forest Oil Corp (a)	185,544		379
			$2,948		Northern Oil and Gas Inc (a)	87,518		1,408
					PDC Energy Inc (a)	55,782		3,027
Lodging - 0.20%					Penn Virginia Corp (a)	82,802		1,078
Boyd Gaming Corp (a)	118,217		1,301
					PetroQuest Energy Inc (a)	90,492		580
Marcus Corp/The	28,239		499		Stone Energy Corp (a)	86,357		3,286
Monarch Casino & Resort Inc (a)	15,326		191
					Swift Energy Co (a),(b)	68,271		754
			$1,991		Synergy Resources Corp (a)	99,714		1,049
Machinery - Construction & Mining - 0.11%								$19,296
Astec Industries Inc	29,275		1,138		Oil & Gas Services - 2.20%
					Basic Energy Services Inc (a)	54,539		1,308
Machinery - Diversified - 1.61%					C&J Energy Services Inc (a)	71,674		2,147
Albany International Corp	44,106		1,581		Exterran Holdings Inc	92,462		3,907
Applied Industrial Technologies Inc	65,098		3,155		Flotek Industries Inc (a)	73,763		2,128
Briggs & Stratton Corp	72,815		1,335		Geospace Technologies Corp (a)	20,470		824
Cognex Corp (a)	128,565		5,268		Gulf Island Fabrication Inc	19,205		375
DXP Enterprises Inc (a)	16,546		1,175		Hornbeck Offshore Services Inc (a)	50,846		2,222
Intevac Inc (a)	37,268		236		ION Geophysical Corp (a)	199,417		748
Lindsay Corp	20,035		1,622		Matrix Service Co (a)	41,162		1,105
Tennant Co	28,709		2,094		Newpark Resources Inc (a)	132,234		1,617
			$16,466		Pioneer Energy Services Corp (a)	97,788		1,439
					SEACOR Holdings Inc (a)	29,886		2,270
Media - 0.24%					Tesco Corp	50,000		976
EW Scripps Co/The (a)	47,214		1,024		Tetra Technologies Inc (a)	123,002		1,354
Scholastic Corp	40,643		1,439					$22,420
			$2,463
					Pharmaceuticals - 2.38%
Metal Fabrication & Hardware - 0.70%					Akorn Inc (a)	111,747		3,792
AM Castle & Co (a)	26,709		221		Anika Therapeutics Inc (a)	18,428		775
CIRCOR International Inc	27,521		1,978		Depomed Inc (a)	90,266		898
Haynes International Inc	19,329		963		Impax Laboratories Inc (a)	101,535		2,375
Mueller Industries Inc	88,343		2,459		Lannett Co Inc (a)	43,792		1,472
Olympic Steel Inc	14,200		311		Neogen Corp (a)	57,142		2,495
RTI International Metals Inc (a)	47,837		1,189		PharMerica Corp (a)	46,740		1,261
			$7,121		Prestige Brands Holdings Inc (a)	80,749		2,487
Mining - 1.44%					Questcor Pharmaceuticals Inc (b)	87,425		7,866
Century Aluminum Co (a)	80,253		1,509		Sagent Pharmaceuticals Inc (a)	33,244		847
Globe Specialty Metals Inc	98,924		1,882					$24,268
Kaiser Aluminum Corp	28,098		2,170		Publicly Traded Investment Fund - 0.46%
Materion Corp	32,094		1,037		iShares Core S&P Small-Cap ETF	44,672		4,729
Stillwater Mining Co (a)	186,698		3,342
US Silica Holdings Inc	83,777		4,710
			$14,650		Real Estate - 0.27%
					Forestar Group Inc (a)	54,338		1,016
Miscellaneous Manufacturing - 2.34%					HFF Inc	52,253		1,775
Actuant Corp	110,672		3,573					$2,791
AZZ Inc	39,859		1,739
Barnes Group Inc	73,492		2,517		REITS - 8.26%
EnPro Industries Inc (a)	35,404		2,422		Acadia Realty Trust	89,417		2,524
Fabrinet (a)	45,961		855		Agree Realty Corp	23,320		683
Federal Signal Corp	97,991		1,417		American Assets Trust Inc	55,549		1,905
Hillenbrand Inc	97,876		2,941		Associated Estates Realty Corp	89,711		1,585

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					Retail (continued)
Capstead Mortgage Corp	149,244		$1,916		Ruby Tuesday Inc (a)	90,006		$541
CareTrust REIT Inc (a)	30,816		526		Ruth's Hospitality Group Inc	56,145		637
Cedar Realty Trust Inc	106,181		669		Sonic Automotive Inc	53,243		1,295
Chesapeake Lodging Trust	77,972		2,314		Sonic Corp (a)	78,769		1,627
CoreSite Realty Corp	33,702		1,101		Stage Stores Inc	49,436		891
Cousins Properties Inc	313,561		3,882		Stein Mart Inc	43,912		570
DiamondRock Hospitality Co	304,947		3,739		Texas Roadhouse Inc	92,338		2,297
EastGroup Properties Inc	48,778		3,042		Tuesday Morning Corp (a)	58,262		959
Education Realty Trust Inc	212,285		2,242		Vitamin Shoppe Inc (a)	47,963		2,046
EPR Properties	83,294		4,489		Zumiez Inc (a)	33,040		920
Franklin Street Properties Corp	135,835		1,649					$76,238
Geo Group Inc/The	113,093		3,891
Getty Realty Corp	41,637		765		Savings & Loans - 0.89%
					B of I Holding Inc (a)	19,248		1,436
Government Properties Income Trust	106,281		2,482
Healthcare Realty Trust Inc	149,666		3,697		Bank Mutual Corp	67,467		407
Inland Real Estate Corp	130,618		1,351		Brookline Bancorp Inc	110,033		994
Kite Realty Group Trust	518,363		3,162		Dime Community Bancshares Inc	45,953		695
Lexington Realty Trust	319,465		3,495		Northwest Bancshares Inc	147,500		1,829
LTC Properties Inc	54,259		2,080		Oritani Financial Corp	61,321		907
Medical Properties Trust Inc	268,734		3,617		Provident Financial Services Inc	83,599		1,397
Parkway Properties Inc/MD	112,677		2,336		Sterling Bancorp/DE	122,458		1,457
Pennsylvania Real Estate Investment Trust	107,126		2,060					$9,122
Post Properties Inc	84,682		4,590		Semiconductors - 3.71%
PS Business Parks Inc	31,436		2,593		Brooks Automation Inc	104,111		1,060
Retail Opportunity Investments Corp	136,178		2,101		Cabot Microelectronics Corp (a)	37,581		1,510
Sabra Health Care REIT Inc	73,655		2,040		CEVA Inc (a)	32,705		465
Saul Centers Inc	19,904		949		Cirrus Logic Inc (a)	96,711		2,169
Sovran Self Storage Inc	51,332		3,938		Cohu Inc	36,592		408
Tanger Factory Outlet Centers Inc	149,367		5,175		Diodes Inc (a)	56,883		1,451
Universal Health Realty Income Trust	20,131		847		DSP Group Inc (a)	34,514		306
Urstadt Biddle Properties Inc	39,869		817		Entropic Communications Inc (a)	138,478		386
			$84,252		Exar Corp (a)	73,998		713
					GT Advanced Technologies Inc (a),(b)	212,554		2,942
Retail - 7.47%					Kopin Corp (a)	94,579		324
Aeropostale Inc (a),(b)	122,553		407
					Kulicke & Soffa Industries Inc (a)	119,349		1,626
Barnes & Noble Inc (a)	57,859		1,205
Big 5 Sporting Goods Corp	27,927		277		Micrel Inc	70,407		736
					Microsemi Corp (a)	147,997		3,549
Biglari Holdings Inc (a),(b)	2,280		969
BJ's Restaurants Inc (a)	39,022		1,337		MKS Instruments Inc	83,429		2,651
Bob Evans Farms Inc	38,474		1,828		Monolithic Power Systems Inc	54,749		2,258
					Nanometrics Inc (a)	35,378		551
Brown Shoe Co Inc	64,641		1,822		Pericom Semiconductor Corp (a)	31,450		278
Buckle Inc/The (b)	43,725		1,946
Buffalo Wild Wings Inc (a)	29,455		4,280		Power Integrations Inc	47,405		2,552
					QLogic Corp (a)	135,894		1,237
Casey's General Stores Inc	59,967		3,968		Rubicon Technology Inc (a),(b)	36,279		273
Cash America International Inc	43,832		1,946		Rudolph Technologies Inc (a)	51,786		477
Cato Corp/The	40,182		1,240
Children's Place Inc/The	34,031		1,708		Tessera Technologies Inc	74,987		1,905
					TriQuint Semiconductor Inc (a)	267,005		4,801
Christopher & Banks Corp (a)	56,768		485
					Ultratech Inc (a)	43,712		1,035
Cracker Barrel Old Country Store Inc	37,123		3,600		Veeco Instruments Inc (a)	62,399		2,166
DineEquity Inc	25,364		2,056
Ezcorp Inc (a)	84,749		830					$37,829
Finish Line Inc/The	75,196		1,977		Software - 3.97%
First Cash Financial Services Inc (a)	45,120		2,545		Blackbaud Inc	71,936		2,641
Francesca's Holdings Corp (a)	65,786		841		Bottomline Technologies de Inc (a)	58,613		1,659
Fred's Inc	53,333		844		Computer Programs & Systems Inc	16,354		1,077
Genesco Inc (a)	37,377		2,851		CSG Systems International Inc	53,128		1,384
Group 1 Automotive Inc	32,826		2,427		Dealertrack Technologies Inc (a)	68,467		2,572
Haverty Furniture Cos Inc	31,228		694		Digi International Inc (a)	39,541		327
Hibbett Sports Inc (a)	39,906		1,992		Digital River Inc (a)	43,255		618
Jack in the Box Inc	62,395		3,568		Ebix Inc (b)	50,247		631
Kirkland's Inc (a)	23,456		441		Epiq Systems Inc	48,381		698
Lithia Motors Inc	35,412		3,146		Interactive Intelligence Group Inc (a)	25,307		1,148
Lumber Liquidators Holdings Inc (a),(b)	42,744		2,318		ManTech International Corp/VA	37,123		1,002
MarineMax Inc (a)	38,638		644		MedAssets Inc (a)	94,831		2,014
Men's Wearhouse Inc	71,013		3,573		Medidata Solutions Inc (a)	79,245		3,553
Movado Group Inc	27,995		1,146		MicroStrategy Inc (a)	14,089		2,017
Papa John's International Inc	47,588		1,984		Monotype Imaging Holdings Inc	61,594		1,841
Pep Boys-Manny Moe & Jack/The (a)	82,988		878		Omnicell Inc (a)	57,047		1,563
PetMed Express Inc	31,463		431		Progress Software Corp (a)	80,051		1,856
Red Robin Gourmet Burgers Inc (a)	20,267		1,304		Quality Systems Inc	68,514		1,063
Regis Corp	68,011		947		Synchronoss Technologies Inc (a)	48,128		1,945

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)
					Portfolio Summary (unaudited)
Software (continued)					Sector	Percent
SYNNEX Corp (a)	42,654		$2,751
Take-Two Interactive Software Inc (a)	146,524		3,279		Financial	21 .79%
Tangoe Inc (a)	53,653		740		Consumer, Non-cyclical	17 .70%
Tyler Technologies Inc (a)	45,268		4,107		Industrial	17 .36%
					Consumer, Cyclical	15 .32%
			$40,486		Technology	10 .72%
Storage & Warehousing - 0.24%					Energy	4.80%
Mobile Mini Inc	64,078		2,420		Basic Materials	4.74%
					Exchange Traded Funds	3.96%
					Utilities	3.77%
Telecommunications - 2.02%					Communications	3.40%
8x8 Inc (a)	128,353		1,037
					Liabilities in Excess of Other Assets, Net	(3.56)%
Anixter International Inc	41,746		3,589		TOTAL NET ASSETS	100.00%
Atlantic Tele-Network Inc	15,620		914
Black Box Corp	24,246		502
CalAmp Corp (a)	52,641		895
Cincinnati Bell Inc (a)	325,808		1,241
Comtech Telecommunications Corp	24,987		845
General Communication Inc (a)	49,178		543
Harmonic Inc (a)	147,707		886
Ixia (a)	87,825		940
LogMeIn Inc (a)	35,569		1,448
Lumos Networks Corp	28,016		430
Netgear Inc (a)	56,896		1,781
NTELOS Holdings Corp (b)	23,974		289
Oplink Communications Inc	26,818		511
Procera Networks Inc (a),(b)	32,197		322
Spok Holdings Inc	33,761		505
ViaSat Inc (a)	66,504		3,889
			$20,567

Textiles - 0.37%
G&K Services Inc	31,089		1,495
UniFirst Corp/MA	23,777		2,311
			$3,806

Transportation - 2.22%
ArcBest Corp	38,080		1,208
Atlas Air Worldwide Holdings Inc (a)	39,322		1,345
Bristow Group Inc	55,456		3,958
Celadon Group Inc	33,974		722
Era Group Inc (a)	29,486		790
Forward Air Corp	48,624		2,177
Heartland Express Inc	77,908		1,749
HUB Group Inc (a)	54,261		2,506
Knight Transportation Inc	94,462		2,263
Matson Inc	66,963		1,805
Roadrunner Transportation Systems Inc (a)	39,525		994
Saia Inc (a)	38,433		1,754
UTI Worldwide Inc (a)	142,886		1,352
			$22,623

Water - 0.18%
American States Water Co	60,433		1,846

TOTAL COMMON STOCKS			$1,021,008
INVESTMENT COMPANIES - 3.50%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 3.50%
BlackRock Liquidity Funds FedFund Portfolio	7,352,757		7,353
Goldman Sachs Financial Square Funds -	28,390,562		28,390
Government Fund (c)
			$35,743
TOTAL INVESTMENT COMPANIES			$35,743
Total Investments			$1,056,751
Liabilities in Excess of Other Assets, Net - (3.56)%			$(36,283)
TOTAL NET ASSETS - 100.00%			$1,020,468

(a) Non-Income Producing Security
(b)			Security or a portion of the security was on loan at the end of the period.
(c)			Security was purchased with the cash proceeds from securities loans.

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; September 2014	Long	142	$15,855		$15,857	$2
Total						$2
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2014 (unaudited)

COMMON STOCKS - 96.02%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.10%					Automobile Parts & Equipment (continued)
Harte-Hanks Inc	98,625		$647		Miller Industries Inc/TN	21,717		$417
Marchex Inc	13,949		153		Modine Manufacturing Co (a)	32,524		447
MDC Partners Inc	16,950		350		Motorcar Parts of America Inc (a)	10,309		229
Sizmek Inc (a)	31,081		282		Remy International Inc	4,286		95
ValueVision Media Inc (a)	10,662		49		Spartan Motors Inc	57,096		246
			$1,481		Standard Motor Products Inc	11,035		398
					Strattec Security Corp	3,247		204
Aerospace & Defense - 2.20%					Superior Industries International Inc	54,222		1,014
AAR Corp	93,403		2,513		Supreme Industries Inc (a)	16,313		111
Allied Defense Group Inc/The (a),(b),(c)	2,055		—
					Tenneco Inc (a)	3,100		197
Arotech Corp (a)	9,039		30
CPI Aerostructures Inc (a)	800		9		Titan International Inc	56,719		846
Cubic Corp	13,108		575					$8,909
Curtiss-Wright Corp	98,577		6,260		Banks - 9.74%
Ducommun Inc (a)	31,948		884		1st Constitution Bancorp (a)	840		8
Esterline Technologies Corp (a)	167,866		18,222		1st Source Corp	29,324		832
Kaman Corp	2,596		104		1st United Bancorp Inc/Boca Raton	16,856		141
Kratos Defense & Security Solutions Inc (a)	102,866		750		Alliance Bancorp Inc of Pennsylvania	942		15
LMI Aerospace Inc (a)	11,098		145		American National Bankshares Inc	2,818		60
Moog Inc (a)	19,152		1,265		American River Bankshares (a)	5,499		50
National Presto Industries Inc	1,444		93		Ameris Bancorp	36,407		795
Orbital Sciences Corp (a)	55,402		1,422		AmeriServ Financial Inc	22,099		70
SIFCO Industries Inc	610		17		Ames National Corp	2,827		63
Teledyne Technologies Inc (a)	15,771		1,438		Arrow Financial Corp	3,317		84
			$33,727		ASB Bancorp Inc (a)	600		11
					Associated Banc-Corp	95,715		1,715
Agriculture - 0.21%					BancFirst Corp	2,229		136
Alico Inc	791		29		Bancorp Inc/DE (a)	4,190		40
Alliance One International Inc (a)	251,736		571
					BancorpSouth Inc	93,849		1,959
Andersons Inc/The	6,853		370		Bank of Commerce Holdings	1,302		8
Griffin Land & Nurseries Inc	872		23		Bank of Florida Corp (a),(b),(c)	6,269		—
MGP Ingredients Inc	5,923		48		Bank of Kentucky Financial Corp/The	1,780		61
Universal Corp/VA	40,218		2,089		Bank of Marin Bancorp	1,841		83
Vector Group Ltd	5,076		104		Banner Corp	6,243		251
			$3,234		Bar Harbor Bankshares	450		12
Airlines - 0.69%					BBCN Bancorp Inc	16,276		244
Hawaiian Holdings Inc (a)	59,421		828		BCB Bancorp Inc	1,563		20
JetBlue Airways Corp (a)	696,485		7,467		Boston Private Financial Holdings Inc	88,505		1,104
Republic Airways Holdings Inc (a)	114,355		1,137		Bridge Capital Holdings (a)	2,943		63
SkyWest Inc	108,966		1,164		Bryn Mawr Bank Corp	14,209		419
			$10,596		Camden National Corp	2,335		83
					Capital Bank Financial Corp (a)	261,862		5,966
Apparel - 1.46%					Capital City Bank Group Inc	15,728		211
Columbia Sportswear Co	4,447		333		Cardinal Financial Corp	5,768		102
Crocs Inc (a)	12,983		206		Carolina Bank Holdings Inc (a)	378		4
Delta Apparel Inc (a)	6,921		89		Cascade Bancorp (a)	18,417		100
Iconix Brand Group Inc (a)	101,811		4,300		Cathay General Bancorp	93,356		2,389
Lakeland Industries Inc (a)	6,346		39		Centerstate Banks Inc	14,373		150
Perry Ellis International Inc (a)	26,327		484		Central Pacific Financial Corp	19,966		357
Quiksilver Inc (a)	174,611		522		Century Bancorp Inc/MA	1,147		41
RG Barry Corp	2,837		54		Chemical Financial Corp	36,966		1,021
Rocky Brands Inc	8,535		129		Citizens First Corp (a)	300		3
Skechers U.S.A. Inc (a)	65,635		3,424		City Holding Co	3,975		165
Steven Madden Ltd (a)	182,650		5,817		CNB Financial Corp/PA	4,475		74
Superior Uniform Group Inc	4,414		92		Codorus Valley Bancorp Inc	1,079		23
Unifi Inc (a)	29,408		842		Colony Bankcorp Inc (a)	706		4
Weyco Group Inc	2,254		58		Columbia Banking System Inc	39,914		1,017
Wolverine World Wide Inc	242,394		5,880		Community Bank System Inc	41,008		1,444
			$22,269		Community Trust Bancorp Inc	5,835		204
Automobile Manufacturers - 0.36%					Community West Bancshares	1,308		9
					CommunityOne Bancorp (a)	137		1
Wabash National Corp (a)	409,000		5,566
					ConnectOne Bancorp Inc	844		16
					Customers Bancorp Inc (a)	6,780		129
Automobile Parts & Equipment - 0.58%					CVB Financial Corp	18,636		285
Accuride Corp (a)	3,330		17		Eagle Bancorp Inc (a)	1,739		58
Cooper Tire & Rubber Co	34,789		1,005		Eastern Virginia Bankshares Inc (a)	851		5
Cooper-Standard Holding Inc (a)	2,542		158		Enterprise Bancorp Inc/MA	2,233		44
Dana Holding Corp	59,903		1,341		Enterprise Financial Services Corp	8,285		145
Federal-Mogul Holdings Corp (a)	73,779		1,176		Evans Bancorp Inc	387		9
Fuel Systems Solutions Inc (a)	31,904		335		Farmers Capital Bank Corp (a)	4,587		108
Meritor Inc (a)	53,498		673		Fidelity Southern Corp	10,240		142

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)					Banks (continued)
Financial Institutions Inc	23,113		$513		Pacific Mercantile Bancorp (a)	2,516		$18
First Bancorp Inc/ME	2,674		44		PacWest Bancorp	56,887		2,370
First BanCorp/Puerto Rico (a)	62,276		320		Park National Corp	2,288		172
First Bancorp/Troy NC	22,676		365		Park Sterling Corp	37,536		258
First Bancshares Inc/MS	1,620		23		Patriot National Bancorp Inc (a)	2,129		4
First Busey Corp	71,966		400		Penns Woods Bancorp Inc	1,393		60
First Business Financial Services Inc	3,065		133		Peoples Bancorp Inc/OH	19,264		450
First Citizens BancShares Inc/NC	5,977		1,329		Peoples Bancorp of North Carolina Inc	1,797		30
First Commonwealth Financial Corp	230,054		1,969		Pinnacle Financial Partners Inc	50,440		1,866
First Community Bancshares Inc/VA	23,836		351		Preferred Bank/Los Angeles CA (a)	9,747		216
First Connecticut Bancorp Inc/Farmington CT	8,549		127		Premier Financial Bancorp Inc	8,519		133
First Financial Bancorp	48,253		789		PrivateBancorp Inc	125,401		3,612
First Financial Bankshares Inc	4,902		144		Prosperity Bancshares Inc	199,382		11,590
First Financial Corp/IN	11,014		338		QCR Holdings Inc	891		15
First Financial Service Corp (a)	800		3		Renasant Corp	36,974		1,050
First Interstate BancSystem Inc	22,575		589		Republic Bancorp Inc/KY	8,264		192
First Merchants Corp	88,659		1,768		Republic First Bancorp Inc (a)	5,488		24
First Midwest Bancorp Inc/IL	190,722		3,090		Royal Bancshares of Pennsylvania Inc (a)	800		2
First NBC Bank Holding Co (a)	4,370		139		Royal Bancshares of Pennsylvania Inc - Rights	800		1
First of Long Island Corp/The	2,512		88		(a),(c)
First United Corp (a)	1,489		13		S&T Bancorp Inc	29,203		711
First West Virginia Bancorp	163		3		Salisbury Bancorp Inc	284		8
FirstMerit Corp	814,375		14,333		Sandy Spring Bancorp Inc	46,212		1,082
FNB Corp/PA	123,546		1,519		SB Financial Group Inc	2,685		23
Franklin Financial Corp/VA (a)	2,016		40		Seacoast Banking Corp of Florida (a)	5,138		53
Fulton Financial Corp	204,899		2,324		Select Bancorp Inc (a)	2,142		14
German American Bancorp Inc	3,830		99		Sierra Bancorp	21,188		335
Glacier Bancorp Inc	27,228		721		Simmons First National Corp	3,513		140
Great Southern Bancorp Inc	3,632		113		South State Corp	4,249		247
Guaranty Bancorp	10,311		134		Southcoast Financial Corp (a)	598		4
Guaranty Federal Bancshares Inc	541		7		Southern Community Financial - Rights (a),(b),(c)	13,075		3
Hancock Holding Co	99,069		3,214		Southern First Bancshares Inc (a)	357		5
Hanmi Financial Corp	5,591		118		Southern National Bancorp of Virginia Inc	1,953		21
Hawthorn Bancshares Inc	1,619		20		Southside Bancshares Inc	3,812		112
Heartland Financial USA Inc	5,031		120		Southwest Bancorp Inc	24,411		376
Heritage Commerce Corp	13,607		109		State Bank Financial Corp	7,689		127
Heritage Financial Corp/WA	2,801		45		Stock Yards Bancorp Inc	4,270		125
Home BancShares Inc/AR	3,128		94		Suffolk Bancorp	3,387		69
Horizon Bancorp/IN	3,612		77		Summit State Bank	804		10
Hudson Valley Holding Corp	3,018		52		Sun Bancorp Inc/NJ (a)	36,727		138
Iberiabank Corp	39,906		2,618		Susquehanna Bancshares Inc	319,108		3,249
Independent Bank Corp/MI	8,765		116		Sussex Bancorp	1,215		11
Independent Bank Corp/Rockland MA	4,193		153		Synovus Financial Corp	71,985		1,695
International Bancshares Corp	79,088		2,005		Talmer Bancorp Inc (a)	5,239		70
Intervest Bancshares Corp	10,064		80		Taylor Capital Group Inc (a)	6,968		149
Lakeland Bancorp Inc	25,386		255		Texas Capital Bancshares Inc (a)	4,742		247
Lakeland Financial Corp	10,604		386		Tompkins Financial Corp	7,259		323
LNB Bancorp Inc	10,575		128		Towne Bank/Portsmouth VA	32,200		476
Macatawa Bank Corp	15,083		71		Trico Bancshares	4,986		112
MainSource Financial Group Inc	48,307		788		TrustCo Bank Corp NY	45,221		298
MB Financial Inc	106,820		2,878		Trustmark Corp	45,015		1,037
MBT Financial Corp (a)	9,505		48		UMB Financial Corp	7,324		415
Mercantile Bank Corp	13,108		251		Umpqua Holdings Corp	221,552		3,748
Merchants Bancshares Inc/VT	1,547		45		Union Bankshares Corp	354,569		8,467
Metro Bancorp Inc (a)	18,570		426		United Bancshares Inc/OH	900		13
Mid Penn Bancorp Inc	119		2		United Bankshares Inc/WV	13,410		430
MidSouth Bancorp Inc	3,305		64		United Community Banks Inc/GA	23,619		391
MidWestOne Financial Group Inc	4,157		97		United Security Bancshares/Fresno CA (a)	1,673		10
National Bankshares Inc	2,226		65		Unity Bancorp Inc	150		1
National Penn Bancshares Inc	212,872		2,194		Unity Bancorp Inc - Rights (a),(b),(c)	150		—
NBT Bancorp Inc	22,267		521		Univest Corp of Pennsylvania	26,665		505
NewBridge Bancorp (a)	11,342		85		Valley National Bancorp	39,648		380
Northeast Bancorp	1,364		13		ViewPoint Financial Group Inc	7,072		178
Northrim BanCorp Inc	4,214		103		Walker & Dunlop Inc (a)	5,076		69
OFG Bancorp	57,070		911		Washington Trust Bancorp Inc	12,471		429
Old Line Bancshares Inc	4,532		63		Webster Financial Corp	656,984		18,835
Old National Bancorp/IN	119,132		1,595		WesBanco Inc	39,010		1,166
Old Second Bancorp Inc (a)	11,663		56		West Bancorporation Inc	4,750		69
Opus Bank (a)	1,496		44		Westamerica Bancorporation	4,717		226
Pacific Continental Corp	10,736		145		Western Alliance Bancorp (a)	29,370		672

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)					Coal - 0.27%
Wilshire Bancorp Inc	29,546		$278		Alpha Natural Resources Inc (a)	168,220		$570
Wintrust Financial Corp	108,858		5,043		Arch Coal Inc	36,964		110
Yadkin Financial Corp (a)	1,935		36		Cloud Peak Energy Inc (a)	121,843		1,886
			$149,130		Hallador Energy Co	1,990		28
					SunCoke Energy Inc (a)	59,056		1,349
Beverages - 0.05%					Westmoreland Coal Co (a)	2,611		112
Coca-Cola Bottling Co Consolidated	8,158		569					$4,055
Craft Brew Alliance Inc (a)	15,278		172
			$741		Commercial Services - 4.77%
					Aaron's Inc	225,513		5,949
Biotechnology - 0.12%					ABM Industries Inc	26,565		654
BioCryst Pharmaceuticals Inc (a)	4,214		53
					Albany Molecular Research Inc (a)	39,021		743
Cytokinetics Inc (a)	10,125		43
					AMN Healthcare Services Inc (a)	8,851		116
Dynavax Technologies Corp (a)	76,934		114
					ARC Document Solutions Inc (a)	37,671		205
Emergent Biosolutions Inc (a)	31,849		701
					Ascent Capital Group Inc (a)	15,451		958
Enzo Biochem Inc (a)	23,582		113
					Avalon Holdings Corp (a)	3,917		16
Harvard Bioscience Inc (a)	9,210		42
					Avis Budget Group Inc (a)	84,454		4,745
InterMune Inc (a)	2,980		131
Medicines Co/The (a)	1,750		41		Barrett Business Services Inc	3,103		177
					Bridgepoint Education Inc (a)	14,408		173
NPS Pharmaceuticals Inc (a)	2,148		60
Pacific Biosciences of California Inc (a)	5,500		25		Brink's Co/The	39,195		1,052
					Cardtronics Inc (a)	4,450		172
Prothena Corp PLC (a)	4,391		76
					Career Education Corp (a)	42,989		219
Rigel Pharmaceuticals Inc (a)	26,194		86
RTI Surgical Inc (a)	64,238		293		Carriage Services Inc	24,932		402
					Cartesian Inc (a)	650		3
Spectrum Pharmaceuticals Inc (a)	14,626		103
					CBIZ Inc (a)	80,822		659
			$1,881		CDI Corp	31,185		433
Building Materials - 0.89%					Cenveo Inc (a)	10,370		35
Builders FirstSource Inc (a)	8,232		49		Civeo Corp	18,374		467
Comfort Systems USA Inc	9,287		138		Convergys Corp	246,081		4,771
Continental Materials Corp (a)	657		10		Corinthian Colleges Inc (a)	8,504		2
Gibraltar Industries Inc (a)	53,853		791		CRA International Inc (a)	13,333		319
Griffon Corp	163,199		1,758		Cross Country Healthcare Inc (a)	47,682		343
Lennox International Inc	68,400		5,836		Deluxe Corp	4,746		261
Louisiana-Pacific Corp (a)	180,716		2,447		DeVry Education Group Inc	69,845		2,792
LSI Industries Inc	21,687		155		Edgewater Technology Inc (a)	10,657		65
Martin Marietta Materials Inc	445		55		Education Management Corp (a)	1,845		2
Masonite International Corp (a)	4,342		213		Electro Rent Corp	25,027		382
Nortek Inc (a)	1,587		126		Ennis Inc	51,232		727
PGT Inc (a)	8,198		76		ExlService Holdings Inc (a)	3,557		100
Quanex Building Products Corp	11,975		205		Franklin Covey Co (a)	5,397		102
Simpson Manufacturing Co Inc	9,093		277		FTI Consulting Inc (a)	53,187		1,966
Universal Forest Products Inc	34,839		1,525		Global Cash Access Holdings Inc (a)	51,646		432
					Great Lakes Dredge & Dock Corp (a)	98,305		710
			$13,661		Green Dot Corp (a)	5,098		92
Chemicals - 1.44%					H&E Equipment Services Inc	9,171		332
A Schulman Inc	54,787		2,177		Hackett Group Inc/The	18,490		111
Aceto Corp	28,892		484		Heidrick & Struggles International Inc	8,505		159
Axiall Corp	27,093		1,160		Hill International Inc (a)	24,773		119
Cabot Corp	13,339		699		Hudson Global Inc (a)	611		2
Ferro Corp (a)	14,522		182		Huron Consulting Group Inc (a)	4,012		242
Hawkins Inc	2,621		90		ICF International Inc (a)	191,850		6,632
Innophos Holdings Inc	2,759		167		Intersections Inc	8,191		30
Innospec Inc	3,971		160		ITT Educational Services Inc (a)	6,299		90
Intrepid Potash Inc (a)	12,961		192		K12 Inc (a)	15,306		356
KMG Chemicals Inc	2,880		48		KAR Auction Services Inc	464,775		13,623
Kraton Performance Polymers Inc (a)	39,573		815		Kelly Services Inc	66,182		1,055
Kronos Worldwide Inc	9,568		143		Korn/Ferry International (a)	79,177		2,329
Landec Corp (a)	34,952		427		Landauer Inc	3,990		172
Minerals Technologies Inc	16,139		937		Leidos Holdings Inc	3,800		140
Oil-Dri Corp of America	1,117		33		Lincoln Educational Services Corp	6,784		25
Olin Corp	97,625		2,594		Live Nation Entertainment Inc (a)	92,159		2,139
OM Group Inc	81,607		2,307		Matthews International Corp	21,317		927
Penford Corp (a)	8,167		100		McGrath RentCorp	18,560		641
Quaker Chemical Corp	1,185		84		MoneyGram International Inc (a)	67,489		975
Rentech Inc (a)	34,480		75		Monster Worldwide Inc (a)	163,544		1,063
Sensient Technologies Corp	20,570		1,080		Multi-Color Corp	10,314		406
Stepan Co	2,348		113		National Research Corp (a)	1,848		24
Taminco Corp (a)	303,884		6,351		Navigant Consulting Inc (a)	97,935		1,598
Tronox Ltd	43,591		1,157		PDI Inc (a)	13,313		49
Zep Inc	25,738		401		Perceptron Inc	7,593		85
			$21,976		PHH Corp (a)	110,729		2,586

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)					Distribution & Wholesale (continued)
PRGX Global Inc (a)	8,910		$54		Owens & Minor Inc	15,499		$513
QC Holdings Inc	400		1		ScanSource Inc (a)	33,264		1,191
Quad/Graphics Inc	47,515		1,004		Speed Commerce Inc (a)	15,359		48
RCM Technologies Inc (a)	13,071		88		Titan Machinery Inc (a)	6,728		99
Rent-A-Center Inc/TX	148,196		3,547		United Stationers Inc	27,012		1,042
Resources Connection Inc	25,806		389		WESCO International Inc (a)	103,300		8,108
RPX Corp (a)	8,703		136					$12,724
Spectrum Group International Inc (a),(b)	8		4
StarTek Inc (a)	11,737		83		Diversified Financial Services - 2.50%
					AeroCentury Corp (a)	423		7
Steiner Leisure Ltd (a)	3,134		125
TeleTech Holdings Inc (a)	2,132		59		Aircastle Ltd	102,803		1,846
Tree.com Inc (a)	5,970		152		Arlington Asset Investment Corp	3,704		97
					Asta Funding Inc (a)	11,856		99
Universal Security Instruments Inc (a)	1,000		4
					Atlanticus Holdings Corp (a)	16,062		43
Universal Technical Institute Inc	6,752		81
Versar Inc (a)	8,300		26		BGC Partners Inc	24,520		192
Viad Corp	46,322		984		Calamos Asset Management Inc	41,598		493
Volt Information Sciences Inc (a)	19,580		160		California First National Bancorp	2,983		43
					Consumer Portfolio Services Inc (a)	6,148		45
			$73,051		Cowen Group Inc (a)	189,501		758
Computers - 2.68%					Credit Acceptance Corp (a)	1,280		146
Agilysys Inc (a)	33,012		434		Ellie Mae Inc (a)	116,350		3,342
Astro-Med Inc	9,156		123		FBR & Co (a)	2,800		78
CACI International Inc (a)	166,527		11,488		Federal Agricultural Mortgage Corp	14,600		426
Ciber Inc (a)	214,573		749		First Marblehead Corp/The (a)	1,274		6
Computer Task Group Inc	4,407		63		FXCM Inc	7,749		106
Datalink Corp (a)	5,764		65		Gain Capital Holdings Inc	28,269		180
Electronics For Imaging Inc (a)	42,614		1,878		GAMCO Investors Inc	2,960		227
Engility Holdings Inc (a)	26,779		926		GFI Group Inc	37,320		169
Hutchinson Technology Inc (a)	7,912		18		Higher One Holdings Inc (a)	15,630		65
iGate Corp (a)	213,825		7,629		Home Loan Servicing Solutions Ltd	14,620		313
Imation Corp (a)	53,839		173		Imperial Holdings Inc (a)	3,056		21
Insight Enterprises Inc (a)	95,833		2,517		INTL. FCStone Inc (a)	33,096		648
Jack Henry & Associates Inc	113,500		6,623		Investment Technology Group Inc (a)	58,311		1,066
Key Tronic Corp (a)	16,991		180		Janus Capital Group Inc	301,538		3,435
Lexmark International Inc	50,608		2,431		JMP Group Inc	11,116		75
Mentor Graphics Corp	18,709		370		KCG Holdings Inc (a)	39,263		447
Mercury Systems Inc (a)	15,073		167		Ladder Capital Corp (a)	4,696		83
NCI Inc (a)	319		3		LPL Financial Holdings Inc	213,650		10,144
PAR Technology Corp (a)	9,256		36		Manning & Napier Inc	12,274		210
Planar Systems Inc (a)	24,121		65		Marlin Business Services Corp	10,234		188
Qualstar Corp (a)	4,617		6		MicroFinancial Inc	8,367		64
Quantum Corp (a)	38,915		49		Nelnet Inc	33,318		1,373
Qumu Corp (a)	8,848		116		NewStar Financial Inc (a)	59,499		674
Radisys Corp (a)	15,105		49		Nicholas Financial Inc	3,018		39
Spansion Inc (a)	51,891		984		Oppenheimer Holdings Inc	28,432		649
Super Micro Computer Inc (a)	9,008		236		Piper Jaffray Cos (a)	15,038		776
Sykes Enterprises Inc (a)	79,337		1,643		Portfolio Recovery Associates Inc (a)	139,775		8,241
Unisys Corp (a)	61,484		1,309		Regional Management Corp (a)	3,122		51
VeriFone Systems Inc (a)	20,993		703		Springleaf Holdings Inc (a)	4,188		110
			$41,033		Stifel Financial Corp (a)	22,923		1,050
					Stonegate Mortgage Corp (a)	3,645		47
Consumer Products - 0.37%					SWS Group Inc (a)	3,300		24
ACCO Brands Corp (a)	208,165		1,378
					Walter Investment Management Corp (a)	6,530		180
Acme United Corp	1,796		30					$38,276
Central Garden and Pet Co (a)	20,752		191
Central Garden and Pet Co - A Shares (a)	51,392		480		Electric - 0.91%
CSS Industries Inc	13,466		333		Allete Inc	7,098		333
Helen of Troy Ltd (a)	55,847		2,995		Ameresco Inc (a)	3,589		27
Spectrum Brands Holdings Inc	2,990		249		Atlantic Power Corp	4,948		19
			$5,656		Avista Corp	24,188		751
					Black Hills Corp	10,586		558
Cosmetics & Personal Care - 0.03%					Cleco Corp	29,743		1,658
CCA Industries Inc (a)	500		2
					Dynegy Inc (a)	18,964		503
Elizabeth Arden Inc (a)	4,803		99
Revlon Inc (a)	13,039		398		El Paso Electric Co	8,230		303
					Empire District Electric Co/The	9,932		243
			$499		EnerNOC Inc (a)	5,406		97
Distribution & Wholesale - 0.83%					Genie Energy Ltd (a)	9,956		69
ADDvantage Technologies Group Inc (a)	3,841		9		IDACORP Inc	26,036		1,394
Beacon Roofing Supply Inc (a)	7,548		209		MGE Energy Inc	16,230		611
Core-Mark Holding Co Inc	31,030		1,464		NorthWestern Corp	12,850		594
Houston Wire & Cable Co	3,409		41		NRG Yield Inc	3,419		179

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electric (continued)					Electronics (continued)
Ormat Technologies Inc	42,985		$1,109		ZAGG Inc (a)	7,145		$37
Otter Tail Corp	6,228		174					$27,290
Pike Corp (a)	41,971		338
PNM Resources Inc	41,126		1,055		Energy - Alternate Sources - 0.28%
					Ascent Solar Technologies Inc (a)	41,633		15
Portland General Electric Co	34,406		1,098
Synthesis Energy Systems Inc (a)	7,503		10		FutureFuel Corp	5,135		81
UIL Holdings Corp	63,425		2,227		Green Plains Inc	79,309		2,973
					Ocean Power Technologies Inc (a)	12,856		18
Unitil Corp	4,344		139		Pacific Ethanol Inc (a)	5,522		99
UNS Energy Corp	7,094		429		Plug Power Inc (a)	28,437		154
			$13,918		Renewable Energy Group Inc (a)	80,379		900
Electrical Components & Equipment - 1.01%					REX American Resources Corp (a)	725		61
Advanced Energy Industries Inc (a)	2,278		39					$4,301
Encore Wire Corp	14,908		625
EnerSys	22,390		1,420		Engineering & Construction - 0.58%
					Aegion Corp (a)	65,117		1,492
General Cable Corp	122,706		2,728
GrafTech International Ltd (a)	158,509		1,332		Argan Inc	5,215		176
					Dycom Industries Inc (a)	21,095		594
Insteel Industries Inc	5,896		108
Littelfuse Inc	95,888		8,334		EMCOR Group Inc	32,607		1,335
					ENGlobal Corp (a)	18,947		53
Magnetek Inc (a)	208		5
Orion Energy Systems Inc (a)	22,810		96		Granite Construction Inc	35,106		1,143
					Integrated Electrical Services Inc (a)	1,004		6
Powell Industries Inc	1,855		108		Layne Christensen Co (a)	30,895		335
PowerSecure International Inc (a)	11,590		114
					MYR Group Inc (a)	4,593		114
SunPower Corp (a)	11,493		422
					Orion Marine Group Inc (a)	29,753		322
Ultralife Corp (a)	14,398		52
					Sterling Construction Co Inc (a)	13,551		120
			$15,383		Tutor Perini Corp (a)	107,702		2,932
Electronics - 1.78%					VSE Corp	4,706		280
AVX Corp	43,382		590					$8,902
Ballantyne Strong Inc (a)	13,019		50
Bel Fuse Inc	15,033		355		Entertainment - 0.55%
Benchmark Electronics Inc (a)	92,764		2,240		AMC Entertainment Holdings Inc	6,161		139
Blonder Tongue Laboratories (a)	1,523		1		Churchill Downs Inc	1,371		119
					Dover Downs Gaming & Entertainment Inc (a)	8,791		11
Brady Corp	28,298		740
Checkpoint Systems Inc (a)	51,203		626		Dover Motorsports Inc	3,447		10
					DreamWorks Animation SKG Inc (a)	57,029		1,141
Coherent Inc (a)	4,739		280
					Eros International PLC (a)	3,653		54
CTS Corp	66,318		1,153
CyberOptics Corp (a)	7,092		58		International Speedway Corp	55,793		1,692
					Isle of Capri Casinos Inc (a)	32,921		260
Electro Scientific Industries Inc	38,164		228		Marriott Vacations Worldwide Corp (a)	54,764		3,151
ESCO Technologies Inc	25,040		840
FARO Technologies Inc (a)	469		24		National CineMedia Inc	8,079		130
					Penn National Gaming Inc (a)	39,359		412
Frequency Electronics Inc (a)	11,821		135
					Pinnacle Entertainment Inc (a)	2,043		45
GSI Group Inc (a)	14,391		166
					Reading International Inc (a)	5,295		42
Identiv Inc (a)	779		9
					Rick's Cabaret International Inc (a)	13,279		147
II-VI Inc (a)	10,828		148
IntriCon Corp (a)	448		3		Speedway Motorsports Inc	56,888		992
Itron Inc (a)	21,142		761					$8,345
Kemet Corp (a)	72,458		357		Environmental Control - 0.21%
LGL Group Inc/The (a)	410		2		Covanta Holding Corp	101,457		2,072
LGL Group Inc/The - Warrants (a)	2,050		—		Darling Ingredients Inc (a)	22,479		421
Methode Electronics Inc	12,366		396		Energy Recovery Inc (a)	2,164		10
Newport Corp (a)	25,112		435		Fuel Tech Inc (a)	10,245		51
NVE Corp (a)	821		55		Metalico Inc (a)	25,796		38
OSI Systems Inc (a)	2,961		196		Tetra Tech Inc	25,070		609
Park Electrochemical Corp	4,089		115		TRC Cos Inc (a)	13,640		69
Plexus Corp (a)	18,752		737
Rofin-Sinar Technologies Inc (a)	22,060		482					$3,270
Rogers Corp (a)	2,215		127		Food - 0.99%
Sanmina Corp (a)	209,268		4,874		Amcon Distributing Co	191		15
Sparton Corp (a)	14,794		409		B&G Foods Inc	800		22
Stoneridge Inc (a)	6,025		66		Chiquita Brands International Inc (a)	132,379		1,270
Sypris Solutions Inc	37,183		176		Dean Foods Co	35,672		547
Tech Data Corp (a)	53,754		3,375		Fresh Del Monte Produce Inc	125,472		3,757
TTM Technologies Inc (a)	109,030		820		Ingles Markets Inc	20,159		494
Viasystems Group Inc (a)	25,296		248		John B Sanfilippo & Son Inc	20,122		532
Vicon Industries Inc (a)	1,971		4		Lancaster Colony Corp	1,412		123
Video Display Corp (a)	300		1		Pilgrim's Pride Corp (a)	8,317		233
Vishay Intertechnology Inc	256,738		3,782		Post Holdings Inc (a)	81,039		3,640
Vishay Precision Group Inc (a)	24,758		358		Sanderson Farms Inc	965		88
Watts Water Technologies Inc	27,649		1,616		Seaboard Corp (a)	57		163
Woodward Inc	4,303		215		Seneca Foods Corp - Class A (a)	23,510		673

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Food (continued)					Healthcare - Products (continued)
Seneca Foods Corp - Class B (a)	39		$1		OraSure Technologies Inc (a)	17,292		$142
Snyder's-Lance Inc	13,313		330		Orthofix International NV (a)	11,766		389
SpartanNash Co	52,978		1,110		PhotoMedex Inc (a),(b)	2,943		32
SUPERVALU Inc (a)	46,920		430		PhotoMedex Inc - Warrants (a),(b),(c)	430		—
Tootsie Roll Industries Inc	467		12		SurModics Inc (a)	3,314		63
TreeHouse Foods Inc (a)	16,363		1,203		Symmetry Medical Inc (a)	78,809		694
Weis Markets Inc	10,708		457		Teleflex Inc	109,628		11,811
			$15,100		Tornier NV (a)	6,767		140
					Wright Medical Group Inc (a)	5,045		155
Forest Products & Paper - 0.81%								$58,273
Clearwater Paper Corp (a)	98,788		6,678
Domtar Corp	19,749		709		Healthcare - Services - 3.34%
Mercer International Inc (a)	49,723		495		Addus HomeCare Corp (a)	6,207		137
Neenah Paper Inc	4,891		243		Alliance HealthCare Services Inc (a)	924		26
PH Glatfelter Co	82,351		1,960		Almost Family Inc (a)	6,090		143
Resolute Forest Products Inc (a)	130,684		2,012		Amedisys Inc (a)	48,265		974
Schweitzer-Mauduit International Inc	5,311		217		American Shared Hospital Services (a)	2,738		8
Xerium Technologies Inc (a)	2,730		35		Amsurg Corp (a)	276,889		13,225
			$12,349		Capital Senior Living Corp (a)	9,761		241
					Community Health Systems Inc (a)	116,150		5,540
Gas - 0.37%					Ensign Group Inc/The	297		10
Chesapeake Utilities Corp	2,288		149		Five Star Quality Care Inc (a)	63,941		292
Laclede Group Inc/The	18,377		863		Gentiva Health Services Inc (a)	31,886		577
New Jersey Resources Corp	22,010		1,124		Health Net Inc/CA (a)	47,804		1,969
Northwest Natural Gas Co	4,632		200		HealthSouth Corp	14,764		566
ONE Gas Inc	8,846		319		Healthways Inc (a)	45,219		782
Piedmont Natural Gas Co Inc	17,999		624		IPC The Hospitalist Co Inc (a)	2,131		105
South Jersey Industries Inc	5,609		301		Kindred Healthcare Inc	136,264		3,257
Southwest Gas Corp	19,296		956		LHC Group Inc (a)	24,230		569
WGL Holdings Inc	29,582		1,153		LifePoint Hospitals Inc (a)	160,698		11,526
			$5,689		Magellan Health Inc (a)	58,903		3,392
Hand & Machine Tools - 0.40%					Medcath Corp (a),(b),(c)	31,637		—
Franklin Electric Co Inc	764		28		Molina Healthcare Inc (a)	14,510		593
Hardinge Inc	13,003		155		National Healthcare Corp	3,045		167
Kennametal Inc	138,750		5,867		NeoStem Inc (a)	3,782		23
LS Starrett Co/The	5,475		82		Select Medical Holdings Corp	137,672		2,139
P&F Industries Inc (a)	1,773		14		Skilled Healthcare Group Inc (a)	3,434		20
					SunLink Health Systems Inc (a)	4,000		5
			$6,146		Triple-S Management Corp (a)	76,321		1,318
Healthcare - Products - 3.81%					Universal American Corp/NY	154,421		1,227
Affymetrix Inc (a)	13,805		119		WellCare Health Plans Inc (a)	37,947		2,367
Alere Inc (a)	360,296		14,412					$51,198
Allied Healthcare Products Inc (a)	5,732		12
Alphatec Holdings Inc (a)	54,940		77		Holding Companies - Diversified - 0.05%
Analogic Corp	2,126		153		Harbinger Group Inc (a)	27,223		320
AngioDynamics Inc (a)	56,162		820		National Bank Holdings Corp	8,646		171
AtriCure Inc (a)	2,101		35		Resource America Inc	24,567		231
BioTelemetry Inc (a)	14,576		105					$722
Chindex International Inc (a)	1,075		25
					Home Builders - 0.49%
CONMED Corp	56,067		2,187		AMREP Corp (a)	1,173		7
CryoLife Inc	30,449		300		AV Homes Inc (a)	10,600		165
Cutera Inc (a)	19,781		195
Cynosure Inc (a)	3,911		89		KB Home	6,568		107
					LGI Homes Inc (a)	3,255		59
Daxor Corp	200		1		M/I Homes Inc (a)	26,000		535
Digirad Corp	15,358		51		MDC Holdings Inc	54,609		1,473
Exactech Inc (a)	3,415		78
					Meritage Homes Corp (a)	10,660		409
Greatbatch Inc (a)	40,956		2,028
					New Home Co Inc/The (a)	1,225		16
Haemonetics Corp (a)	208,756		7,425
					Orleans Homebuilders Inc (a),(b),(c)	7,702		—
Hanger Inc (a)	20,194		639
					Ryland Group Inc/The	125,862		4,039
Harvard Apparatus Regenerative Technology	2,302		17		Skyline Corp (a)	4,473		21
Inc (a)					Standard Pacific Corp (a)	28,340		214
ICU Medical Inc (a)	2,554		149
					TRI Pointe Homes Inc (a)	24,913		337
Integra LifeSciences Holdings Corp (a)	217,621		10,320
					WCI Communities Inc (a)	3,507		60
Invacare Corp	44,308		663		William Lyon Homes (a)	4,509		111
Iridex Corp (a)	470		4
LeMaitre Vascular Inc	2,833		23					$7,553
Medical Action Industries Inc (a)	9,348		129		Home Furnishings - 0.23%
Merit Medical Systems Inc (a)	324,811		4,170		Bassett Furniture Industries Inc	11,504		168
Misonix Inc (a)	11,445		76		Cobra Electronics Corp (a)	6,755		28
Natus Medical Inc (a)	14,058		404		Daktronics Inc	3,260		36
NuVasive Inc (a)	3,771		141		DTS Inc/CA (a)	3,580		65

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Home Furnishings (continued)					Insurance (continued)
Emerson Radio Corp (a)	4,358		$7		Radian Group Inc	29,623		$375
Ethan Allen Interiors Inc	5,435		124		RLI Corp	8,484		363
Flexsteel Industries Inc	11,772		356		Safety Insurance Group Inc	17,814		891
Hooker Furniture Corp	12,863		187		Security National Financial Corp (a)	852		4
Kimball International Inc	51,619		814		Selective Insurance Group Inc	111,063		2,475
La-Z-Boy Inc	32,488		684		StanCorp Financial Group Inc	45,696		2,757
Skullcandy Inc (a)	29,660		200		State Auto Financial Corp	43,969		928
Stanley Furniture Co Inc (a)	8,033		21		Stewart Information Services Corp	38,872		1,145
TiVo Inc (a)	13,455		181		Symetra Financial Corp	204,951		4,673
Universal Electronics Inc (a)	5,320		253		Third Point Reinsurance Ltd (a)	11,005		160
VOXX International Corp (a)	44,777		444		Tower Group International Ltd	38,011		82
			$3,568		Unico American Corp (a)	5,796		73
					United Fire Group Inc	49,223		1,392
Housewares - 0.08%					Universal Insurance Holdings Inc	32,733		395
Libbey Inc (a)	18,240		475
Lifetime Brands Inc	16,150		275					$122,496
NACCO Industries Inc	11,163		532		Internet - 0.79%
			$1,282		1-800-Flowers.com Inc (a)	21,299		109
					Bankrate Inc (a)	12,949		219
Insurance - 8.00%					Blucora Inc (a)	57,978		989
Ambac Financial Group Inc (a)	9,105		206
					Boingo Wireless Inc (a)	6,789		41
American Equity Investment Life Holding Co	396,119		8,770		BroadSoft Inc (a)	210,725		5,142
American Independence Corp (a)	1,020		12
					BroadVision Inc (a)	2,600		24
American National Insurance Co	1,810		197		Cinedigm Corp (a)	17,268		39
Amerisafe Inc	3,584		131		Dice Holdings Inc (a)	7,688		70
AmTrust Financial Services Inc	2,479		106		ePlus Inc (a)	11,373		622
Argo Group International Holdings Ltd	72,615		3,618		FAB Universal Corp (a),(b),(c)	1,255		4
Aspen Insurance Holdings Ltd	280,664		11,229		FTD Cos Inc (a)	28,753		947
Atlantic American Corp	7,236		30		Global Sources Ltd (a)	4,862		36
Baldwin & Lyons Inc	14,475		357		Intralinks Holdings Inc (a)	85,349		685
Citizens Inc/TX (a)	1,647		11
					iPass Inc (a)	1,471		2
CNO Financial Group Inc	973,536		15,751		Limelight Networks Inc (a)	19,233		49
Crawford & Co	5,110		47		Liquidity Services Inc (a)	7,773		105
Donegal Group Inc	19,183		290		magicJack VocalTec Ltd (a)	1,871		27
EMC Insurance Group Inc	14,374		423		ModusLink Global Solutions Inc (a)	56,699		212
Employers Holdings Inc	13,582		289		New Media Investment Group Inc	8,762		132
Endurance Specialty Holdings Ltd	69,861		3,695		Orbitz Worldwide Inc (a)	8,260		73
Enstar Group Ltd (a)	1,450		200
					PC-Tel Inc	47		—
FBL Financial Group Inc	61,571		2,634		Perficient Inc (a)	15,510		264
Federated National Holding Co	6,341		128		QuinStreet Inc (a)	15,018		75
Fidelity & Guaranty Life	10,459		226		RealNetworks Inc (a)	33,482		252
First Acceptance Corp (a)	19,254		44
					Reis Inc	14,482		313
First American Financial Corp	163,714		4,444		RetailMeNot Inc (a)	340		8
Global Indemnity PLC (a)	20,767		518
					Safeguard Scientifics Inc (a)	13,318		264
Greenlight Capital Re Ltd (a)	39,950		1,293
					Shutterfly Inc (a)	6,936		342
Hallmark Financial Services Inc (a)	28,451		255
					Support.com Inc (a)	7,801		19
Hanover Insurance Group Inc/The	62,456		3,611		TechTarget Inc (a)	3,637		28
HCC Insurance Holdings Inc	271,348		12,667		TeleCommunication Systems Inc (a)	83,807		263
HCI Group Inc	815		33		TheStreet Inc	29,207		71
Hilltop Holdings Inc (a)	79,668		1,633
					United Online Inc	22,342		239
Horace Mann Educators Corp	93,407		2,676		YuMe Inc (a)	5,305		32
Independence Holding Co	14,456		181		Zynga Inc (a)	132,527		387
Infinity Property & Casualty Corp	7,910		512					$12,084
Investors Title Co	1,402		97
Kansas City Life Insurance Co	1,251		55		Investment Companies - 0.40%
Kemper Corp	98,680		3,416		Acacia Research Corp	8,515		145
Maiden Holdings Ltd	112,412		1,291		Caesars Acquisition Co (a)	9,006		104
MBIA Inc (a)	298,875		2,863		Capital Southwest Corp	18,551		650
Meadowbrook Insurance Group Inc	38,289		231		Harris & Harris Group Inc (a)	29,657		92
MGIC Investment Corp (a)	78,208		577		MCG Capital Corp	115,502		459
Montpelier Re Holdings Ltd ADR	164,102		4,846		Medallion Financial Corp	17,049		190
National General Holdings Corp	6,883		120		TCP Capital Corp	262,525		4,489
National Security Group Inc/The	369		4					$6,129
National Western Life Insurance Co	6,205		1,495
Navigators Group Inc/The (a)	26,966		1,639		Iron & Steel - 0.93%
					AK Steel Holding Corp (a)	24,102		219
NMI Holdings Inc (a)	8,602		86
OneBeacon Insurance Group Ltd	10,270		152		Commercial Metals Co	206,842		3,566
Phoenix Cos Inc/The (a)	7,743		429		Friedman Industries Inc	7,610		66
Platinum Underwriters Holdings Ltd	208,610		12,224		Reliance Steel & Aluminum Co	123,425		8,424
Primerica Inc	17,924		826		Schnitzer Steel Industries Inc	47,719		1,275
					Shiloh Industries Inc (a)	26,378		448
ProAssurance Corp	4,937		215

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Iron & Steel (continued)					Media (continued)
Universal Stainless & Alloy Products Inc (a)	9,262		$267		McClatchy Co/The (a)	89,244		$431
			$14,265		Media General Inc (a)	23,639		477
					Meredith Corp	19,518		897
Leisure Products & Services - 0.21%					New York Times Co/The	51,914		648
Ambassadors Group Inc (a)	2,629		11
					Radio One Inc (a)	27,800		121
Arctic Cat Inc	2,453		87		Saga Communications Inc	5,536		199
Black Diamond Inc (a)	1,479		13
					Salem Communications Corp	17,567		153
Brunswick Corp/DE	9,130		368		Scholastic Corp	44,304		1,569
Callaway Golf Co	130,153		989		Spanish Broadcasting System Inc (a)	1,921		10
Escalade Inc	3,889		62		Time Inc (a)	21,727		524
Interval Leisure Group Inc	2,673		57					$11,779
Johnson Outdoors Inc	9,953		230
Life Time Fitness Inc (a)	35,004		1,378		Metal Fabrication & Hardware - 1.04%
Nautilus Inc (a)	3,541		35		AM Castle & Co (a)	35,449		294
			$3,230		Ampco-Pittsburgh Corp	10,756		217
					Chicago Rivet & Machine Co	1,070		36
Lodging - 0.26%					CIRCOR International Inc	4,942		355
Belmond Ltd (a)	182,467		2,262
Boyd Gaming Corp (a)	57,334		631		Dynamic Materials Corp	4,453		91
Caesars Entertainment Corp (a)	7,570		121		Eastern Co/The	2,538		41
Full House Resorts Inc (a)	9,522		14		Haynes International Inc	2,138		106
					Lawson Products Inc/DE (a)	9,612		182
Intrawest Resorts Holdings Inc (a)	2,912		33
					LB Foster Co	9,234		431
Marcus Corp/The	34,767		614		Mueller Industries Inc	3,856		107
Monarch Casino & Resort Inc (a)	2,257		28
MTR Gaming Group Inc (a)	18,997		87		Mueller Water Products Inc - Class A	162,959		1,263
Red Lion Hotels Corp (a)	31,701		174		NN Inc	5,507		160
					Northwest Pipe Co (a)	15,729		563
			$3,964		Olympic Steel Inc	16,028		351
Machinery - Construction & Mining - 0.07%					Rexnord Corp (a)	372,150		10,015
Astec Industries Inc	16,635		646		RTI International Metals Inc (a)	68,573		1,705
Hyster-Yale Materials Handling Inc	6,115		490					$15,917
			$1,136		Mining - 1.05%
Machinery - Diversified - 0.56%					Allied Nevada Gold Corp (a)	44,740		140
Alamo Group Inc	20,079		954		A-Mark Precious Metals Inc (a)	2,012		24
Albany International Corp	5,002		180		Century Aluminum Co (a)	155,115		2,916
Applied Industrial Technologies Inc	5,202		252		Charles & Colvard Ltd (a)	8,589		16
Briggs & Stratton Corp	73,804		1,353		Coeur Mining Inc (a)	115,548		901
Columbus McKinnon Corp/NY	5,203		121		Globe Specialty Metals Inc	224,235		4,267
DXP Enterprises Inc (a)	54,875		3,898		Golden Minerals Co (a)	2,598		3
Gencor Industries Inc (a)	3,553		38		Hecla Mining Co	105,038		331
Gerber Scientific Inc (a),(b),(c)	56,637		—		Horsehead Holding Corp (a)	75,371		1,412
Global Power Equipment Group Inc	7,051		117		Kaiser Aluminum Corp	36,634		2,829
Hurco Cos Inc	14,740		473		Materion Corp	18,442		596
Intevac Inc (a)	9,948		63		Noranda Aluminum Holding Corp	35,119		155
Kadant Inc	19,313		736		Stillwater Mining Co (a)	137,440		2,461
Key Technology Inc (a)	1,200		16					$16,051
Lindsay Corp	586		47		Miscellaneous Manufacturing - 1.85%
Tecumseh Products Co (a)	22,494		110
					Actuant Corp	33,026		1,067
Tennant Co	2,687		196		American Railcar Industries Inc	7,006		479
Twin Disc Inc	3,069		88		AO Smith Corp	3,460		162
			$8,642		Barnes Group Inc	286,836		9,825
Media - 0.77%					Blount International Inc (a)	32,500		424
AH Belo Corp	31,351		330		Chase Corp	301		10
Beasley Broadcasting Group Inc	5,597		34		CLARCOR Inc	840		50
Cambium Learning Group Inc (a)	12,732		25		Core Molding Technologies Inc (a)	9,787		130
Courier Corp	9,552		125		Fabrinet (a)	8,000		149
Crown Media Holdings Inc (a)	7,911		27		Federal Signal Corp	92,884		1,343
Cumulus Media Inc (a)	180,736		937		FreightCar America Inc	1,548		33
Daily Journal Corp (a)	294		50		GP Strategies Corp (a)	1,357		37
Demand Media Inc (a)	10,042		55		Handy & Harman Ltd (a)	1,249		28
Dex Media Inc (a)	4,442		57		Hillenbrand Inc	302,600		9,093
Entercom Communications Corp (a)	29,605		279		LSB Industries Inc (a)	4,405		170
EW Scripps Co/The (a)	83,110		1,802		Lydall Inc (a)	21,809		550
Gray Television Inc (a)	109,493		1,334		MFRI Inc (a)	8,842		97
Here Media Inc (a),(b),(c)	3,700		—		Myers Industries Inc	20,726		383
Here Media Inc - Special Shares (a),(c)	3,700		—		NL Industries Inc	7,880		69
Houghton Mifflin Harcourt Co (a)	18,542		325		Park-Ohio Holdings Corp	750		44
Journal Communications Inc (a)	100,259		1,090		PMFG Inc (a)	2,306		12
Lee Enterprises Inc (a)	15,646		59		Servotronics Inc (a)	788		5
LIN Media LLC (a)	8,565		221		Standex International Corp	51,623		3,404
					Synalloy Corp	2,162		36

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing (continued)					Oil & Gas Services (continued)
Tredegar Corp	13,615		$266		Cal Dive International Inc (a)	36,026		$39
TriMas Corp (a)	1,535		49		Dawson Geophysical Co	18,147		456
Trinity Industries Inc	9,670		422		Exterran Holdings Inc	176,288		7,448
			$28,337		Forbes Energy Services Ltd (a)	2,442		13
					Forum Energy Technologies Inc (a)	387,253		12,891
Office & Business Equipment - 0.01%					Geospace Technologies Corp (a)	2,004		81
Eastman Kodak Co (a)	5,153		122
					Gulf Island Fabrication Inc	13,792		269
					Gulfmark Offshore Inc	65,924		2,523
Office Furnishings - 0.05%					Helix Energy Solutions Group Inc (a)	261,565		6,652
HNI Corp	765		27		Hornbeck Offshore Services Inc (a)	70,782		3,094
Kewaunee Scientific Corp	3,601		65		ION Geophysical Corp (a)	182,770		686
Knoll Inc	19,560		329		Key Energy Services Inc (a)	249,582		1,532
Steelcase Inc	23,080		348		McDermott International Inc (a)	269,730		1,969
Virco Manufacturing Corp (a)	4,847		13		Mitcham Industries Inc (a)	16,760		218
			$782		MRC Global Inc (a)	4,522		121
					Natural Gas Services Group Inc (a)	24,135		753
Oil & Gas - 4.26%					Newpark Resources Inc (a)	128,902		1,577
Adams Resources & Energy Inc	1,651		108		Pioneer Energy Services Corp (a)	104,499		1,537
Alon USA Energy Inc	113,891		1,463		SEACOR Holdings Inc (a)	51,545		3,915
Apco Oil and Gas International Inc (a)	2,354		32		Steel Excel Inc (a)	16,164		533
Approach Resources Inc (a)	8,719		184
					Tesco Corp	50,369		983
Barnwell Industries Inc (a)	2,755		8		Tetra Technologies Inc (a)	93,186		1,026
Bill Barrett Corp (a)	8,453		203		Thermon Group Holdings Inc (a)	213,825		5,213
Black Ridge Oil and Gas Inc (a)	6,777		5		Willbros Group Inc (a)	56,727		657
Bonanza Creek Energy Inc (a)	99,125		5,557
Callon Petroleum Co (a)	68,551		678					$55,842
Clayton Williams Energy Inc (a)	365		39		Packaging & Containers - 1.78%
Comstock Resources Inc	121,404		2,872		Berry Plastics Group Inc (a)	6,638		161
Contango Oil & Gas Co (a)	35,660		1,435		Graphic Packaging Holding Co (a)	1,375,702		16,509
Delek US Holdings Inc	96,284		2,814		Greif Inc - Class A	2,247		113
Emerald Oil Inc (a)	5,641		41		Greif Inc - Class B	557		30
Energy XXI Bermuda Ltd	122,878		2,452		Silgan Holdings Inc	209,776		10,325
Escalera Resources Co (a)	684		2		UFP Technologies Inc (a)	1,669		42
Forest Oil Corp (a)	53,041		108					$27,180
Gastar Exploration Inc (a)	368		2
Halcon Resources Corp (a)	88,602		527		Pharmaceuticals - 0.44%
					Anacor Pharmaceuticals Inc (a)	6,141		102
Harvest Natural Resources Inc (a)	59,132		255
					Anika Therapeutics Inc (a)	10,531		443
Hercules Offshore Inc (a)	323,134		1,141
					BioScrip Inc (a)	39,053		292
Kodiak Oil & Gas Corp (a)	602,450		9,362
					Impax Laboratories Inc (a)	23,869		558
Magnum Hunter Resources Corp (a)	40,297		259
					Lannett Co Inc (a)	14,785		497
Magnum Hunter Resources Corp - Warrants	11,862		—		Natural Alternatives International Inc (a)	3,359		18
(a),(b),(c)
Matador Resources Co (a)	31,748		858		Nature's Sunshine Products Inc	3,336		52
					Nektar Therapeutics (a)	9,395		99
Midstates Petroleum Co Inc (a)	1,856		12
					Nutraceutical International Corp (a)	7,372		170
North Atlantic Drilling Ltd	10,964		107		Omega Protein Corp (a)	65,119		913
Northern Oil and Gas Inc (a)	75,937		1,222
					PharMerica Corp (a)	62,107		1,677
Oasis Petroleum Inc (a)	245,275		13,110
					Prestige Brands Holdings Inc (a)	53,108		1,636
Pacific Drilling SA (a)	49,242		469
					Sagent Pharmaceuticals Inc (a)	1,274		32
Parker Drilling Co (a)	367,574		2,272
					SciClone Pharmaceuticals Inc (a)	4,450		22
PDC Energy Inc (a)	16,670		904
					Sucampo Pharmaceuticals Inc (a)	8,302		49
Penn Virginia Corp (a)	188,232		2,450
					Targacept Inc (a)	2,212		6
PetroQuest Energy Inc (a)	32,862		211
					VCA Inc (a)	5,115		191
Resolute Energy Corp (a)	23,187		177
Rex Energy Corp (a)	1,200		17					$6,757
Rosetta Resources Inc (a)	11,893		607		Real Estate - 0.17%
RSP Permian Inc (a)	9,438		279		Alexander & Baldwin Inc	40,450		1,543
Sanchez Energy Corp (a)	3,092		98		Altisource Residential Corp	21,150		490
SandRidge Energy Inc (a)	38,387		229		California Coastal Communities Inc (a),(b),(c)	9,672		—
Stone Energy Corp (a)	136,718		5,202		Forestar Group Inc (a)	12,458		234
Swift Energy Co (a)	53,170		587		Kennedy-Wilson Holdings Inc	10,692		250
Triangle Petroleum Corp (a)	59,690		645		Stratus Properties Inc (a)	2,638		41
Unit Corp (a)	66,929		4,240		Transcontinental Realty Investors Inc (a)	100		2
Vaalco Energy Inc (a)	140,185		968					$2,560
Vantage Drilling Co (a)	62,697		117
W&T Offshore Inc	27,868		374		REITS - 3.57%
Warren Resources Inc (a)	95,992		565		Acadia Realty Trust	12,228		345
			$65,267		AG Mortgage Investment Trust Inc	30,646		562
					Agree Realty Corp	4,736		139
Oil & Gas Services - 3.65%					American Assets Trust Inc	5,078		175
Basic Energy Services Inc (a)	55,432		1,330		American Capital Mortgage Investment Corp	10,141		202
C&J Energy Services Inc (a)	10,898		326		American Realty Capital Healthcare Trust Inc	28,815		307

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					REITS (continued)
American Residential Properties Inc (a)	5,472		$99		Rouse Properties Inc	6,316		$107
Anworth Mortgage Asset Corp	25,515		130		Ryman Hospitality Properties Inc	4,508		215
Apollo Commercial Real Estate Finance Inc	48,352		801		Sabra Health Care REIT Inc	830		23
Apollo Residential Mortgage Inc	26,907		438		Select Income REIT	38,133		1,059
Armada Hoffler Properties Inc	8,640		81		Silver Bay Realty Trust Corp	6,541		106
ARMOUR Residential REIT Inc	153,266		645		Sovran Self Storage Inc	1,274		98
Ashford Hospitality Prime Inc	23,380		389		STAG Industrial Inc	7,844		179
Ashford Hospitality Trust Inc	10,879		125		Starwood Waypoint Residential Trust	6,656		175
Associated Estates Realty Corp	13,593		240		Strategic Hotels & Resorts Inc (a)	60,064		685
Aviv REIT Inc	4,104		117		Summit Hotel Properties Inc	17,203		177
BBX Capital Corp (a)	8,983		162		Sunstone Hotel Investors Inc	69,652		988
Campus Crest Communities Inc	11,418		91		Terreno Realty Corp	5,681		106
Capstead Mortgage Corp	163,896		2,105		Universal Health Realty Income Trust	6,594		277
Chambers Street Properties	50,687		394		Urstadt Biddle Properties Inc	1,757		36
Chatham Lodging Trust	5,619		119		Washington Real Estate Investment Trust	55,273		1,499
Chesapeake Lodging Trust	10,245		304		Western Asset Mortgage Capital Corp	7,057		96
Colony Financial Inc	19,870		440		Winthrop Realty Trust	6,194		93
Cousins Properties Inc	42,288		524					$54,666
CubeSmart	24,851		453
CyrusOne Inc	15,690		390		Retail - 6.05%
CYS Investments Inc	134,979		1,199		Abercrombie & Fitch Co	194,748		7,661
					ALCO Stores Inc (a)	5,911		40
DCT Industrial Trust Inc	95,599		748
DiamondRock Hospitality Co	83,965		1,030		American Eagle Outfitters Inc	33,089		353
					Ascena Retail Group Inc (a)	3,093		50
DuPont Fabros Technology Inc	21,464		589		Barnes & Noble Inc (a)	50,501		1,052
Dynex Capital Inc	89,333		742
EastGroup Properties Inc	543		34		Big 5 Sporting Goods Corp	1,355		13
					Biglari Holdings Inc (a)	2,204		937
Education Realty Trust Inc	32,853		347		BJ's Restaurants Inc (a)	4,109		141
EPR Properties	25,954		1,399
Equity One Inc	14,523		337		Bob Evans Farms Inc	54,980		2,612
					Body Central Corp (a)	3,905		2
Excel Trust Inc	10,286		133		Books-A-Million Inc (a)	13,331		29
FelCor Lodging Trust Inc	124,049		1,298
First Industrial Realty Trust Inc	19,035		344		Brown Shoe Co Inc	13,128		370
					Build-A-Bear Workshop Inc (a)	27,481		290
First Potomac Realty Trust	17,155		226		Burlington Stores Inc (a)	898		29
Franklin Street Properties Corp	20,080		244		Cache Inc (a)	23,972		28
Geo Group Inc/The	28,949		996
Getty Realty Corp	21,216		390		Cash America International Inc	21,911		972
Government Properties Income Trust	47,693		1,114		Cato Corp/The	4,339		134
Gramercy Property Trust Inc	17,371		103		Children's Place Inc/The	16,107		809
					Christopher & Banks Corp (a)	15,500		133
Hatteras Financial Corp	40,336		773		Citi Trends Inc (a)	22,503		453
Healthcare Realty Trust Inc	20,467		506		Coast Distribution System Inc/The (a)	2,597		8
Hersha Hospitality Trust	1,316,484		8,701		Conn's Inc (a)	308		12
Highwoods Properties Inc	132,591		5,578
Hudson Pacific Properties Inc	8,939		229		Cracker Barrel Old Country Store Inc	351		34
					dELiA*s Inc (a)	4,590		3
Inland Real Estate Corp	32,142		332		Denny's Corp (a)	101,018		692
Invesco Mortgage Capital Inc	31,157		529
Investors Real Estate Trust	21,624		184		Destination Maternity Corp	3,458		66
					Destination XL Group Inc (a)	468		3
iStar Financial Inc (a)	67,904		977
Kite Realty Group Trust	94,936		579		DineEquity Inc	15,613		1,266
					Express Inc (a)	15,613		243
LaSalle Hotel Properties	22,260		774		Ezcorp Inc (a)	62,062		607
Lexington Realty Trust	34,977		383
LTC Properties Inc	7,420		284		Finish Line Inc/The	19,183		504
					First Cash Financial Services Inc (a)	160,151		9,034
Mack-Cali Realty Corp	15,089		318
Medical Properties Trust Inc	29,433		396		Fred's Inc	77,865		1,232
Monmouth Real Estate Investment Corp	9,548		98		Frisch's Restaurants Inc	4,600		109
					Gaiam Inc (a)	15,945		105
New Residential Investment Corp	177,833		1,064		Genesco Inc (a)	4,307		329
New York Mortgage Trust Inc	13,447		102
New York REIT Inc	29,979		313		GNC Holdings Inc	238,375		7,821
One Liberty Properties Inc	3,656		76		Group 1 Automotive Inc	110,060		8,136
Parkway Properties Inc/Md	15,218		315		Guess? Inc	13,469		351
Pebblebrook Hotel Trust	10,906		397		Haverty Furniture Cos Inc	25,947		577
					hhgregg Inc (a)	10,615		75
Pennsylvania Real Estate Investment Trust	15,660		301
PennyMac Mortgage Investment Trust	52,256		1,118		HSN Inc	138,625		7,748
Potlatch Corp	19,770		817		Jack in the Box Inc	101,400		5,799
					Kirkland's Inc (a)	4,875		91
PS Business Parks Inc	2,056		170		Lands' End Inc (a)	3,247		114
RAIT Financial Trust	14,478		111
Ramco-Gershenson Properties Trust	14,503		241		Lithia Motors Inc	3,800		338
					Luby's Inc (a)	28,408		143
Redwood Trust Inc	14,352		272		MarineMax Inc (a)	38,611		643
Resource Capital Corp	55,286		305
Retail Opportunity Investments Corp	15,452		238		Men's Wearhouse Inc	199,779		10,053
RLJ Lodging Trust	43,355		1,216		Movado Group Inc	31,053		1,271
					New York & Co Inc (a)	8,783		30

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Savings & Loans (continued)
Office Depot Inc (a)	241,989		$1,213		New Hampshire Thrift Bancshares Inc	1,896		$28
Pacific Sunwear of California Inc (a)	78,043		158		Northeast Community Bancorp Inc	2,697		19
Pantry Inc/The (a)	54,275		972		Northfield Bancorp Inc	38,125		486
PC Connection Inc	38,693		790		Northwest Bancshares Inc	164,020		2,034
PCM Inc (a)	21,523		213		Ocean Shore Holding Co	2,736		40
Penske Automotive Group Inc	68,829		3,197		OceanFirst Financial Corp	4,294		68
Pep Boys-Manny Moe & Jack/The (a)	99,549		1,054		Oneida Financial Corp	800		11
Perfumania Holdings Inc (a)	3,407		22		Oritani Financial Corp	12,560		186
Regis Corp	110,302		1,537		Pacific Premier Bancorp Inc (a)	7,200		103
Roundy's Inc	1,876		9		Provident Financial Holdings Inc	10,567		151
Ruby Tuesday Inc (a)	135,661		815		Provident Financial Services Inc	169,757		2,837
Rush Enterprises Inc - Class A (a)	52,768		1,859		Prudential Bancorp Inc	6,246		72
Rush Enterprises Inc - Class B (a)	11,863		367		Pulaski Financial Corp	4,791		54
Ruth's Hospitality Group Inc	3,795		43		Riverview Bancorp Inc (a)	28,105		107
Shoe Carnival Inc	24,072		428		SI Financial Group Inc	1,687		18
Sonic Automotive Inc	10,284		250		Simplicity Bancorp Inc	2,832		46
Sonic Corp (a)	17,330		358		Sterling Bancorp/DE	50,590		602
Sport Chalet Inc - Class A (a)	5,105		6		Territorial Bancorp Inc	9,947		200
Sport Chalet Inc - Class B (a)	717		1		TF Financial Corp	1,827		77
Stage Stores Inc	26,221		472		TierOne Corp (a),(b),(c)	2,447		—
Stein Mart Inc	1,007		13		Timberland Bancorp Inc/WA	7,281		75
Systemax Inc (a)	11,879		162		United Community Financial Corp/OH	25,332		109
Trans World Entertainment Corp	14,559		52		United Financial Bancorp Inc	27,322		347
Tuesday Morning Corp (a)	49,240		810		Washington Federal Inc	152,824		3,203
Vitamin Shoppe Inc (a)	18,612		793		Waterstone Financial Inc	10,357		114
Wendy's Co/The	376,438		3,068		Wayne Savings Bancshares Inc	1,380		17
West Marine Inc (a)	33,578		288		Westfield Financial Inc	23,009		166
Wet Seal Inc/The (a)	49,013		45		WSFS Financial Corp	2,726		195
Zumiez Inc (a)	1,256		35					$24,722

			$92,575		Semiconductors - 2.79%
Savings & Loans - 1.62%					Alpha & Omega Semiconductor Ltd (a)	23,298		213
Ameriana Bancorp	2,687		39		Amkor Technology Inc (a)	71,966		637
Astoria Financial Corp	282,910		3,645		Amtech Systems Inc (a)	2,822		28
Atlantic Coast Financial Corp (a)	210		1		ANADIGICS Inc (a)	3,743		3
B of I Holding Inc (a)	105		8		Axcelis Technologies Inc (a)	83,853		147
Banc of California Inc	6,495		77		AXT Inc (a)	17,254		37
Bank Mutual Corp	49,295		297		Brooks Automation Inc	94,713		964
BankFinancial Corp	23,353		239		Cabot Microelectronics Corp (a)	5,970		240
Bear State Financial Inc (a)	356		3		Cascade Microtech Inc (a)	20,908		231
Beneficial Mutual Bancorp Inc (a)	24,010		314		CEVA Inc (a)	6,890		98
Berkshire Hills Bancorp Inc	31,018		750		Cirrus Logic Inc (a)	7,387		166
Brookline Bancorp Inc	103,622		936		Cohu Inc	25,085		280
Cape Bancorp Inc	5,980		62		Diodes Inc (a)	19,985		509
Capitol Federal Financial Inc	241,736		2,828		DSP Group Inc (a)	39,162		348
Chicopee Bancorp Inc	1,061		18		Emcore Corp (a)	1,615		6
Citizens Community Bancorp Inc/WI	2,250		20		Emulex Corp (a)	276,130		1,624
Dime Community Bancshares Inc	20,293		306		Entegris Inc (a)	11,936		137
Eagle Bancorp Montana Inc	111		1		Entropic Communications Inc (a)	33,314		93
ESB Financial Corp	4,830		60		Exar Corp (a)	10,241		99
ESSA Bancorp Inc	9,408		109		Fairchild Semiconductor International Inc (a)	199,282		3,033
EverBank Financial Corp	15,499		294		FormFactor Inc (a)	115,982		783
First Defiance Financial Corp	13,054		353		GigOptix Inc (a)	4,322		6
First Financial Northwest Inc	17,871		188		Ikanos Communications Inc (a)	9,018		4
Flagstar Bancorp Inc (a)	22,507		412		Integrated Device Technology Inc (a)	6,817		98
Flushing Financial Corp	53,323		990		Integrated Silicon Solution Inc	69,102		1,011
Fox Chase Bancorp Inc	15,769		266		International Rectifier Corp (a)	149,815		3,722
Hampden Bancorp Inc	695		11		Intersil Corp	302,665		3,883
Heritage Financial Group Inc	2,794		56		IXYS Corp	30,908		352
HF Financial Corp	8,101		109		Kulicke & Soffa Industries Inc (a)	123,493		1,682
HMN Financial Inc (a)	2,080		25		Lattice Semiconductor Corp (a)	58,363		399
Home Bancorp Inc (a)	3,409		75		Microsemi Corp (a)	15,917		382
HomeStreet Inc	700		12		MKS Instruments Inc	64,061		2,035
HomeTrust Bancshares Inc (a)	687		10		OmniVision Technologies Inc (a)	150,848		3,379
HopFed Bancorp Inc	3,929		47		Pericom Semiconductor Corp (a)	33,659		297
Investors Bancorp Inc	53,680		556		Photronics Inc (a)	127,747		1,019
LSB Financial Corp/IN	514		21		PMC-Sierra Inc (a)	23,240		156
Magyar Bancorp Inc (a)	400		3		QLogic Corp (a)	159,587		1,452
Meta Financial Group Inc	3,224		119		Richardson Electronics Ltd/United States	19,771		197
MutualFirst Financial Inc	4,937		95		Rovi Corp (a)	196,978		4,603
Naugatuck Valley Financial Corp (a)	279		2		Rudolph Technologies Inc (a)	11,717		108

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Semiconductors (continued)					Telecommunications (continued)
Sigma Designs Inc (a)	53,970		$229		General Communication Inc (a)	32,009		$353
Silicon Image Inc (a)	41,182		206		Globalstar Inc (a)	46,728		185
Silicon Laboratories Inc (a)	2,607		106		Harmonic Inc (a)	206,538		1,239
SunEdison Inc (a)	42,855		857		Hawaiian Telcom Holdco Inc (a)	6,117		173
Tessera Technologies Inc	3,790		96		HC2 Holdings Inc	1,074		4
TriQuint Semiconductor Inc (a)	344,389		6,192		ID Systems Inc (a)	1,586		9
Ultra Clean Holdings Inc (a)	14,183		123		IDT Corp - Class B	2,883		45
Ultratech Inc (a)	3,912		93		Inteliquent Inc	2,374		25
Veeco Instruments Inc (a)	6,810		236		Intelsat SA (a)	5,926		110
Xcerra Corp (a)	14,655		137		Iridium Communications Inc (a)	108,466		887
			$42,736		Ixia (a)	366,211		3,919
					Knowles Corp (a)	2,057		60
Software - 4.80%					KVH Industries Inc (a)	742		10
Acxiom Corp (a)	44,854		821
Audience Inc (a)	1,781		17		Leap Wireless International Inc - Rights	64,745		163
					(a),(b),(c)
Avid Technology Inc (a)	48,969		365
					Loral Space & Communications Inc (a)	5,437		393
Bottomline Technologies de Inc (a)	1,854		52
					NeoPhotonics Corp (a)	3,868		12
Broadridge Financial Solutions Inc	282,650		11,411		Netgear Inc (a)	32,014		1,003
BSQUARE Corp (a)	81		—
					Novatel Wireless Inc (a)	9,345		18
CommVault Systems Inc (a)	137,900		6,622
					NTELOS Holdings Corp	2,777		33
Compuware Corp	41,543		378		Oclaro Inc (a)	15,101		28
Concurrent Computer Corp	2,188		16		Oplink Communications Inc	36,937		704
CSG Systems International Inc	3,796		99		Optical Cable Corp	8,872		38
Dealertrack Technologies Inc (a)	6,442		242
					Orbcomm Inc (a)	70,295		441
Digi International Inc (a)	39,712		328
Digital River Inc (a)	59,844		856		Plantronics Inc	1,072		50
					Polycom Inc (a)	405,759		5,202
Dun & Bradstreet Corp/The	84,200		9,264		Preformed Line Products Co	1,084		59
Ebix Inc	8,961		113		Premiere Global Services Inc (a)	8,568		112
Epiq Systems Inc	45,499		656		RELM Wireless Corp (a)	1,332		5
Fair Isaac Corp	62,918		3,596		RF Industries Ltd	300		2
GSE Systems Inc (a)	3,462		6
ICG Group Inc (a)	7,478		127		Shenandoah Telecommunications Co	3,047		85
					Spok Holdings Inc	25,224		378
ManTech International Corp/VA	47,654		1,287		Straight Path Communications Inc (a)	1,189		12
MedAssets Inc (a)	388,333		8,248
					Telenav Inc (a)	5,483		27
Paycom Software Inc (a)	1,907		24
Progress Software Corp (a)	9,708		225		Telephone & Data Systems Inc	12,253		306
PTC Inc (a)	7,180		258		Tessco Technologies Inc	3,376		103
					UniTek Global Services Inc (a)	1,298		1
Sapiens International Corp NV (a)	4,109		30
					Vonage Holdings Corp (a)	30,541		106
Seachange International Inc (a)	30,497		228
SS&C Technologies Holdings Inc (a)	223,200		9,667		West Corp	5,340		138
					Westell Technologies Inc (a)	34,514		60
SYNNEX Corp (a)	93,654		6,041
Take-Two Interactive Software Inc (a)	25,195		563					$32,645
Verint Systems Inc (a)	252,644		11,859		Textiles - 0.14%
			$73,399		Culp Inc	3,581		65
					Dixie Group Inc/The (a)	11,461		96
Storage & Warehousing - 0.19%					G&K Services Inc	22,119		1,064
Mobile Mini Inc	71,644		2,705		UniFirst Corp/MA	9,699		943
Wesco Aircraft Holdings Inc (a)	8,601		163
								$2,168
			$2,868
					Toys, Games & Hobbies - 0.02%
Supranational Bank - 0.01%					Jakks Pacific Inc (a)	30,965		194
Banco Latinoamericano de Comercio Exterior	5,930		176		LeapFrog Enterprises Inc (a)	22,112		159
SA								$353

					Transportation - 2.33%
Telecommunications - 2.13%					Air Transport Services Group Inc (a)	97,972		751
ADTRAN Inc	6,399		142		ArcBest Corp	70,292		2,230
Anixter International Inc	10,422		896		Atlas Air Worldwide Holdings Inc (a)	53,204		1,822
Atlantic Tele-Network Inc	6,279		367
Aviat Networks Inc (a)	56,757		74		Baltic Trading Ltd	47,915		244
					Bristow Group Inc	95,312		6,803
Aware Inc	17,409		75		CAI International Inc (a)	6,463		123
Black Box Corp	53,389		1,105
Calix Inc (a)	12,138		113		Celadon Group Inc	118,972		2,526
Cincinnati Bell Inc (a)	256,170		976		Con-way Inc	198,755		9,809
					Covenant Transportation Group Inc (a)	11,049		131
Clearfield Inc (a)	543		7
CommScope Holding Co Inc (a)	379,025		9,339		DHT Holdings Inc	49,245		326
					Eagle Bulk Shipping Inc (a)	13,988		24
Communications Systems Inc	8,832		97		Era Group Inc (a)	44,075		1,181
Comtech Telecommunications Corp	26,445		894
Consolidated Communications Holdings Inc	4,397		98		GasLog Ltd	6,136		156
DigitalGlobe Inc (a)	39,680		1,038		International Shipholding Corp	11,665		247
EarthLink Holdings Corp	226,444		892		Knightsbridge Tankers Ltd	9,491		108
Finisar Corp (a)	1,728		34		Marten Transport Ltd	61,432		1,244
					Matson Inc	58,330		1,571

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2014 (unaudited)

					Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Sector	Percent
					Financial	26 .00%
Transportation (continued)					Industrial	15 .56%
Navios Maritime Holdings Inc	13,504		$108		Consumer, Non-cyclical	14 .13%
Nordic American Offshore Ltd	115		2		Consumer, Cyclical	12 .19%
Nordic American Tankers Ltd	13,295		115		Technology	10 .28%
Overseas Shipholding Group Inc (a),(b),(c)	34,268		235		Energy	8.46%
PAM Transportation Services Inc (a)	10,768		374		Exchange Traded Funds	4.26%
Patriot Transportation Holding Inc (a)	960		32		Basic Materials	4.23%
PHI Inc (a)	17,421		688		Communications	3.79%
Providence and Worcester Railroad Co	4,798		84		Utilities	1.32%
Quality Distribution Inc (a)	36,942		493		Diversified	0.05%
Roadrunner Transportation Systems Inc (a)	1,785		45		Government	0.01%
Safe Bulkers Inc	11,359		83		Liabilities in Excess of Other Assets, Net	(0.28)%
Saia Inc (a)	19,069		871		TOTAL NET ASSETS	100.00%
Scorpio Bulkers Inc (a)	22,919		176
Scorpio Tankers Inc	32,829		308
Ship Finance International Ltd	24,798		451
Teekay Tankers Ltd	19,292		77
Tidewater Inc	10,332		488
Ultrapetrol Bahamas Ltd (a)	14,867		48
USA Truck Inc (a)	10,437		193
UTI Worldwide Inc (a)	18,231		172
Werner Enterprises Inc	37,370		919
XPO Logistics Inc (a)	7,577		235
YRC Worldwide Inc (a)	4,864		127
			$35,620

Trucking & Leasing - 0.86%
AMERCO	12,249		3,223
GATX Corp	91,429		5,669
Greenbrier Cos Inc/The	57,130		3,682
TAL International Group Inc	5,478		242
Textainer Group Holdings Ltd	2,456		90
Willis Lease Finance Corp (a)	8,412		192
			$13,098

Water - 0.04%
American States Water Co	6,145		188
Artesian Resources Corp	2,320		50
California Water Service Group	8,451		192
Consolidated Water Co Ltd	14,307		149
SJW Corp	959		26
			$605
TOTAL COMMON STOCKS			$1,469,925
INVESTMENT COMPANIES - 4.26%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 4.26%
BlackRock Liquidity Funds TempFund	36,456,477		36,457
Portfolio
Goldman Sachs Financial Square Funds -	28,047,895		28,047
Money Market Fund
JP Morgan Prime Money Market Fund	684,579		685
			$65,189
TOTAL INVESTMENT COMPANIES			$65,189
Total Investments			$1,535,114
Liabilities in Excess of Other Assets, Net - (0.28)%			$(4,347)
TOTAL NET ASSETS - 100.00%			$1,530,767

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)			Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $406 or 0.03% of net assets.

See accompanying notes

		Schedule of Investments
SmallCap Value Fund II
July 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; September 2014	Long	558	$64,928		$62,312	$(2,616)
Total						$(2,616)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2014 (unaudited)

		Principal			Principal
BONDS	- 1.01%	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)

	U.S. Municipals - 1.01%			California (continued)
	Oglala Sioux Tribe			Los Angeles Unified School District/CA
	5.00%, 10/01/2022	$650	$644	5.00%, 07/01/2029	$1,000	$1,145
	5.75%, 10/01/2025	1,500	1,521	Metropolitan Water District of Southern
			$2,165	California
	TOTAL BONDS		$2,165	5.00%, 07/01/2029	1,150	1,330
		Principal		Morongo Band of Mission Indians/The
	MUNICIPAL BONDS - 101.03%	Amount (000's)	Value (000's)	6.50%, 03/01/2028(c)	500	543
				Port of Los Angeles
	Alabama - 2.24%			5.00%, 08/01/2031	1,240	1,403
	Auburn University			Regents of the University of California
	5.00%, 06/01/2038	$1,500	$1,648	Medical Center Pooled Revenue
	Birmingham Airport Authority (credit support			5.50%, 05/15/2027	1,375	1,555
	from AGM)			Richmond Joint Powers Financing Authority
	5.25%, 07/01/2030(a)	1,000	1,086
				6.25%, 07/01/2024	1,000	1,183
	Courtland Industrial Development Board			Ripon Unified School District (credit support
	5.20%, 06/01/2025	1,250	1,264	from BAM)
	Selma Industrial Development Board			0.00%, 08/01/2036(a),(d)	735	225
	6.25%, 11/01/2033	700	785	Riverside Community Properties Development
			$4,783	Inc
	Alaska - 0.82%			6.00%, 10/15/2038	1,150	1,340
	Borough of Matanuska-Susitna AK (credit			Sacramento Area Flood Control
	support from ASSURED GTY)			Agency (credit support from BAM)
	5.50%, 09/01/2023(a)	1,500	1,766	5.00%, 10/01/2039(a)	1,340	1,472
				San Diego Unified School District/CA
				0.00%, 07/01/2032(d)	5,000	2,321
	Arizona - 2.04%			Southern California Public Power Authority
	Arizona Department of Transportation State			5.25%, 07/01/2028	1,000	1,166
	Highway Fund Revenue			University of California
	5.00%, 07/01/2026	1,500	1,708	5.00%, 05/15/2037	1,500	1,650
	City of Phoenix Civic Improvement Corp			5.75%, 05/15/2025	1,380	1,664
	5.00%, 07/01/2034	1,000	1,126	West Contra Costa Unified School District
	Industrial Development Authority of the			5.25%, 08/01/2033	1,000	1,123
	County of Pima/The					$44,188
	6.25%, 06/01/2026	160	160
	6.55%, 12/01/2037	300	304	Colorado - 1.11%
	Navajo County Pollution Control Corp			Platte River Power Authority
	5.75%, 06/01/2034	1,000	1,089	5.00%, 06/01/2026	1,135	1,315
			$4,387	Regional Transportation District
				6.00%, 01/15/2041	450	498
	California - 20.56%			6.50%, 01/15/2030	500	575
	Alum Rock Union Elementary School District					$2,388
	5.25%, 08/01/2043	1,000	1,128
	Bay Area Toll Authority			Connecticut - 0.57%
	5.00%, 04/01/2034	2,500	2,815	State of Connecticut (credit support from
	California Educational Facilities Authority			ACA)
	5.00%, 01/01/2038(b)	1,621	1,767	6.60%, 07/01/2024(a)	1,215	1,219
	5.00%, 10/01/2038(b)	2,700	2,986
	5.00%, 01/01/2039(b)	8,154	8,894
				District of Columbia - 3.18%
	California Statewide Communities			District of Columbia
	Development Authority			5.00%, 12/01/2023	1,785	2,075
	6.25%, 11/15/2019	500	551	5.00%, 12/01/2024	715	826
	6.63%, 11/15/2024	500	571	6.38%, 10/01/2034	1,000	1,111
	California Statewide Communities			District of Columbia Water & Sewer
	Development Authority (credit support from			Authority (credit support from AGM)
	FHA INS)			5.50%, 10/01/2017(a)	500	575
	6.63%, 08/01/2029(a)	890	1,077
				District of Columbia Water & Sewer
	California Statewide Communities			Authority (credit support from AGM-CR
	Development Authority (credit support from			NATL-RE-FGIC)
	GNMA COLL)			5.50%, 10/01/2041(a)	2,000	2,227
	4.90%, 07/20/2039(a)	500	520
						$6,814
	City of Los Angeles Department of Airports
	5.00%, 05/15/2035	1,500	1,652	Florida - 3.73%
	City of Vernon CA Electric System Revenue			County of Miami-Dade FL Aviation
	5.13%, 08/01/2021	1,000	1,113	Revenue (credit support from ASSURED
	Golden State Tobacco Securitization Corp			GTY)
	5.75%, 06/01/2047	1,500	1,199	5.25%, 10/01/2033(a)	2,000	2,210
	Lancaster Redevelopment Agency			Escambia County Health Facilities
	6.50%, 08/01/2029	580	673	Authority (credit support from AMBAC)
	Los Angeles Department of Water & Power			5.95%, 07/01/2020(a)	65	69
	5.25%, 07/01/2038	1,000	1,122

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2014 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

Florida (continued)			Indiana - 1.87%
Florida HomeLoan Corp (credit support from			City of Rockport IN
AMBAC FHA 542 (C))			7.00%, 06/01/2028	$1,000		$990
6.50%, 07/01/2036(a)	$900	$902	Indiana Finance Authority
Greater Orlando Aviation Authority			5.38%, 11/01/2032	1,000		1,118
5.00%, 11/15/2036	1,000	951	Indiana Municipal Power Agency
Miami-Dade County Educational Facilities			6.00%, 01/01/2039	1,000		1,130
Authority (credit support from BHAC-CR)			Town of Shoals IN
5.50%, 04/01/2038(a)	1,000	1,065	7.25%, 11/01/2043	700		765
Miami-Dade County School Board Foundation						$4,003
Inc (credit support from ASSURED GTY)
5.25%, 05/01/2028(a)	2,000	2,237	Iowa- 2.55%
Orange County Industrial Development			City of Altoona IA (credit support from CITY
Authority/FL			APPROP)
			5.75%, 06/01/2031(a)	1,200		1,274
8.00%, 07/01/2036(c)	600	581
		$8,015	Iowa Finance Authority
			5.00%, 12/01/2019	4,000		4,205
Georgia - 0.56%						$5,479
City of Atlanta GA Water & Wastewater
Revenue			Kansas - 0.84%
6.00%, 11/01/2027	1,000	1,207	County of Sedgwick KS/County of Shawnee
			KS (credit support from GNMA/FNMA)
			5.65%, 06/01/2037(a)	655		693
Idaho- 1.43%			Kansas Development Finance Authority
Idaho Health Facilities Authority			5.50%, 11/15/2029	1,000		1,127
6.65%, 02/15/2021	2,000	2,613				$1,820
Idaho Housing & Finance Association
5.85%, 07/01/2036	435	443	Kentucky - 2.83%
		$3,056	Kentucky Economic Development Finance
			Authority
Illinois - 10.70%			5.38%, 08/15/2024	1,000		1,119
City of Chicago IL			5.63%, 08/15/2027	1,000		1,115
7.13%, 03/15/2022	400	400	Kentucky Economic Development Finance
7.46%, 02/15/2026	250	188	Authority (credit support from ASSURED
City of Chicago IL (credit support from			GTY)
ASSURED GTY)			6.00%, 12/01/2033(a)	1,000		1,057
5.25%, 01/01/2025(a)	2,000	2,163	Kentucky State Property & Building
City of Chicago IL Wastewater Transmission			Commission (credit support from ASSURED
Revenue (credit support from BHAC)			GTY)
5.50%, 01/01/2038(a)	1,000	1,106	5.25%, 02/01/2025(a)	1,000		1,138
Huntley Special Service Area No 10/IL (credit			Paducah Electric Plant Board (credit support
support from ASSURED GTY)			from ASSURED GTY)
5.10%, 03/01/2029(a)	1,000	1,048	5.25%, 10/01/2035(a)	1,500		1,663
Illinois Finance Authority						$6,092
5.00%, 12/01/2015	750	789
5.38%, 08/15/2024	500	570	Louisiana - 1.68%
5.50%, 08/01/2037	1,000	1,086	Lafayette Public Trust Financing
5.75%, 08/15/2030	1,050	1,202	Authority (credit support from AGM)
			5.25%, 10/01/2030(a)	1,000		1,097
5.75%, 11/15/2037	1,500	1,587
6.00%, 05/15/2025	500	503	Louisiana Public Facilities Authority (credit
6.00%, 03/01/2038	1,540	1,713	support from FNMA)
			0.00%, 12/01/2019(a),(d)	1,500		1,384
6.25%, 11/15/2035	1,000	1,104
6.50%, 11/01/2038	1,000	1,156	New Orleans Aviation Board (credit support
7.00%, 02/15/2018	360	407	from ASSURED GTY)
			6.00%, 01/01/2023(a)	1,000		1,148
7.25%, 11/01/2038	1,000	1,188
Illinois State Toll Highway Authority						$3,629
5.25%, 01/01/2030	1,000	1,123	Maryland - 0.53%
State of Illinois			Maryland Economic Development Corp
5.50%, 07/01/2027	3,410	3,709	5.75%, 06/01/2035	545		579
United City of Yorkville IL			Maryland Health & Higher Educational
5.75%, 03/01/2028	500	501	Facilities Authority
6.00%, 03/01/2036	300	280	6.00%, 07/01/2041	500		566
Village of Bartlett IL						$1,145
5.60%, 01/01/2023	300	304
Village of Bolingbrook IL			Massachusetts - 4.71%
6.25%, 01/01/2024(e)	500	469	Massachusetts Bay Transportation Authority
Village of Gilberts IL			5.25%, 07/01/2028	2,000		2,521
0.00%, 03/01/2016(d)	500	275	Massachusetts Development Finance Agency
Village of Pingree Grove IL Special Service			5.75%, 12/01/2042	1,000		1,208
Area No 7			6.38%, 07/01/2029	500		501
6.00%, 03/01/2036	64	65
		$22,936

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2014 (unaudited)

	Principal						Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)		MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

Massachusetts (continued)						New York (continued)
Massachusetts Educational Financing						New York City Industrial Development
Authority						Agency (credit support from ASSURED
4.90%, 07/01/2028	$3,495		$3,655			GTY)
Massachusetts Health & Educational Facilities						6.13%, 01/01/2029(a)	$1,000		$1,157
Authority (credit support from GO OF UNIV)						New York City Transitional Finance Authority
5.00%, 07/01/2038(a)	1,000		1,113			Building Aid Revenue (credit support from ST
Massachusetts State College Building						AID WITHHLDG)
Authority						5.25%, 01/15/2039(a)	2,145		2,401
5.50%, 05/01/2039	1,000		1,137			New York Liberty Development Corp
			$10,135			5.00%, 11/15/2031	1,000		1,091
						5.00%, 09/15/2040	1,000		1,100
Michigan - 1.91%						New York Liberty Development Corp (credit
City of Detroit MI Sewage Disposal System						support from GO OF AUTH)
Revenue (credit support from AGM)						5.00%, 12/15/2041(a)	2,000		2,170
7.00%, 07/01/2027(a)	1,500		1,628
						New York State Dormitory Authority (credit
Kent Hospital Finance Authority						support from ASSURED GTY ST AID
5.50%, 01/15/2047	500		512			WITHHLDG)
Lansing Board of Water & Light						5.00%, 10/01/2023(a)	2,000		2,266
5.00%, 07/01/2037	850		935			Tompkins County Development Corp
Michigan Finance Authority						5.00%, 07/01/2027	1,115		1,169
4.38%, 08/20/2014	1,000		1,002						$17,466
			$4,077
						North Carolina - 0.53%
Minnesota - 0.83%						City of Raleigh NC Combined Enterprise
City of Minneapolis MN						System Revenue
6.75%, 11/15/2032	500		591			5.00%, 03/01/2031	1,000		1,130
City of Minneapolis MN (credit support from
ASSURED GTY)
6.50%, 11/15/2038(a)	1,000		1,177		Ohio	- 3.25%
			$1,768			City of Cincinnati OH
						5.00%, 12/01/2032	815		910
Nebraska - 1.57%						County of Montgomery OH
Municipal Energy Agency of Nebraska (credit						6.25%, 11/15/2033	1,310		1,333
support from BHAC)						Ohio Air Quality Development Authority
5.13%, 04/01/2029(a)	1,000		1,138
						5.63%, 06/01/2018	1,000		1,116
Omaha Public Power District						6.75%, 06/01/2024	2,000		1,969
5.50%, 02/01/2039	1,000		1,119			Ohio Higher Educational Facility
University of Nebraska						Commission
5.25%, 07/01/2039	1,000		1,115			6.75%, 01/15/2039	1,000		1,030
			$3,372			Ohio Housing Finance Agency (credit support
Nevada - 0.50%						from GNMA/FNMA/FHLMC COLL)
						5.20%, 09/01/2029(a)	585		620
County of Clark NV
5.13%, 07/01/2034	1,000		1,082						$6,978
						Pennsylvania - 3.00%
New Hampshire - 0.50%						Allegheny County Industrial Development
City of Manchester NH General Airport						Authority
Revenue (credit support from AGM)						6.00%, 07/15/2038	1,000		983
5.13%, 01/01/2030(a)	1,000		1,067			City of Scranton PA
						7.25%, 09/01/2023	600		550
						8.50%, 09/01/2022	700		680
New Jersey - 1.48%						Pennsylvania Economic Development
New Jersey Economic Development						Financing Authority
Authority						6.00%, 06/01/2031	500		501
5.00%, 09/01/2034	1,000		1,071			Pennsylvania Turnpike Commission
5.75%, 04/01/2031	1,000		1,085			0.00%, 12/01/2028(d),(e)	800		847
5.75%, 06/01/2031	550		600			0.00%, 12/01/2034(d),(e)	500		524
New Jersey Housing & Mortgage Finance						Pottsville Hospital Authority/PA
Agency						6.50%, 07/01/2028	2,300		2,352
6.38%, 10/01/2028	385		401						$6,437
			$3,157
						Puerto Rico - 0.46%
New York - 8.15%						Government Development Bank for Puerto
Brooklyn Arena Local Development Corp						Rico
6.38%, 07/15/2043	1,400		1,560			5.00%, 12/01/2014	1,000		978
Hudson Yards Infrastructure Corp
5.75%, 02/15/2047	2,500		2,844
Metropolitan Transportation Authority
5.25%, 11/15/2030	1,500		1,708

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2014 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)

South Carolina - 0.51%			Washington - 3.26%
South Carolina Jobs-Economic Development			FYI Properties
Authority (credit support from ASSURED			5.50%, 06/01/2039	$1,000	$1,131
GTY)			State of Washington
5.38%, 02/01/2029(a)	$1,000	$1,086	6.40%, 06/01/2017	2,260	2,497
			Washington Health Care Facilities Authority
			7.38%, 03/01/2038	1,000	1,219
Tennessee - 0.40%			Washington Health Care Facilities
Chattanooga Health Educational & Housing
Facility Board			Authority 5.50%, (credit 08/15/2038 support (a) from AGM)	1,000	1,072
5.50%, 10/01/2020	340	347	Washington Higher Education Facilities
Shelby County Health Educational & Housing
Facilities Board			Authority
5.63%, 09/01/2026	500	508	5.63%, 10/01/2040	1,000	1,064
		$855			$6,983
			West Virginia - 0.75%
Texas- 4.94%			County of Ohio WV
Capital Area Cultural Education Facilities
Finance Corp			5.85%, 06/01/2034	250	258
			West Virginia Hospital Finance Authority
6.13%, 04/01/2045	1,000	1,142	5.50%, 06/01/2034	1,250	1,347
City of Houston TX Airport System Revenue
5.00%, 07/01/2029	2,000	2,018			$1,605
Dallas County Flood Control District No 1			Wisconsin - 3.84%
6.75%, 04/01/2016	85	85	City of Superior WI (credit support from GO
Harris County Industrial Development Corp			OF CORP)
5.00%, 02/01/2023	400	434	5.38%, 11/01/2021(a)	750	804
North Texas Health Facilities Development			County of Milwaukee WI Airport
Corp (credit support from AGM)			Revenue (credit support from AGM)
5.00%, 09/01/2024(a)	1,000	1,096	5.25%, 12/01/2025(a)	4,000	4,344
North Texas Tollway Authority			Public Finance Authority
5.63%, 01/01/2033	1,000	1,112	6.00%, 07/15/2042	500	520
5.75%, 01/01/2033	1,000	1,114	State of Wisconsin (credit support from ST
Sea Breeze Public Facility Corp			APPROP)
6.50%, 01/01/2046	100	100	5.38%, 05/01/2025(a)	1,000	1,171
Tarrant County Cultural Education Facilities			Wisconsin Health & Educational Facilities
Finance Corp (credit support from ASSURED			Authority
GTY)			6.38%, 02/15/2029	500	579
6.25%, 07/01/2028(a)	1,000	1,139	6.63%, 02/15/2039	720	835
Texas A&M University					$8,253
5.00%, 05/15/2027	1,000	1,147	TOTAL MUNICIPAL BONDS		$216,833
Texas Private Activity Bond Surface			Total Investments		$218,998
Transportation Corp			Liability for Floating Rate Notes Issued in Conjunction with
7.00%, 12/31/2038	1,000	1,216	Securities Held - (4.09)%
		$10,603	Notes with an interest rate of 0.07% at July 31,	$(8,780)	$(8,780)
Utah- 0.45%			2014 and contractual maturity of collateral
Utah Housing Corp			from 2017-2020.(f)
5.75%, 07/01/2036	940	967	Total Net Investments		$210,218
			Other Assets in Excess of Liabilities, Net - 2.05%		$4,396
			TOTAL NET ASSETS - 100.00%		$214,614
Virgin Islands - 0.33%
Virgin Islands Public Finance Authority
5.00%, 10/01/2025	650	708	(a)	Credit support indicates investments that benefit from credit enhancement
			or liquidity support provided by a third party bank, institution, or
Virginia - 2.42%			government agency.
County of Botetourt VA			(b)	Security or portion of underlying security related to Inverse Floaters
6.00%, 07/01/2034	1,000	977	entered into by the Fund. See Notes to Financial Statements for additional
6.00%, 07/01/2044	1,000	951	information.
Fairfax County Industrial Development			(c)	Security exempt from registration under Rule 144A of the Securities Act of
Authority			1933. These securities may be resold in transactions exempt from
5.00%, 05/15/2035(b)	700	776	registration, normally to qualified institutional buyers. Unless otherwise
Roanoke Economic Development Authority			indicated, these securities are not considered illiquid. At the end of the
6.63%, 12/01/2044	1,295	1,405	period, the value of these securities totaled $1,124 or 0.52% of net assets.
Shops at White Oak Village Community			(d) Non-Income Producing Security
Development Authority/The			(e)	Variable Rate. Rate shown is in effect at July 31, 2014.
5.30%, 03/01/2017	200	213	(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
Washington County Industrial Development			effect at July 31, 2014
Authority/VA
7.50%, 07/01/2029	750	877
		$5,199

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Revenue Bonds	62 .89%
Insured	26 .03%
General Obligation Unlimited	6.59%
Prerefunded	3.07%
Government	1.01%
Special Assessment	0.61%
Tax Allocation	0.57%
Special Tax	0.52%
Revenue Notes	0.47%
Certificate Participation	0.28%
Liability For Floating Rate Notes Issued	(4.09)%
Other Assets in Excess of Liabilities, Net	2.05%
TOTAL NET ASSETS	100.00%

See accompanying notes

Glossary to the Schedule of Investments
July 31, 2014 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
USD/$	United States Dollar

See accompanying notes

At July 31, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized Appreciation	Cost for Federal Income Tax
	Appreciation	(Depreciation)	(Depreciation)	Purposes
Bond & Mortgage Securities Fund	$50,639	$(15,557)	$35,082	$2,883,935
California Municipal Fund	15,050	(312)	14,738	193,356
Core Plus Bond Fund I	87,324	(27,531)	59,793	3,602,306
Diversified International Fund	958,390	(95,297)	863,093	4,643,950
Equity Income Fund	1,970,992	(84,595)	1,886,397	3,876,332
Global Diversified Income Fund	643,862	(115,042)	528,820	9,026,914
Global Real Estate Securities Fund	255,146	(21,828)	233,318	1,857,884
Government & High Quality Bond Fund	27,664	(26,361)	1,303	1,688,371
High Yield Fund	141,025	(104,566)	36,459	4,047,476
High Yield Fund I	40,194	(22,964)	17,230	1,723,828
Income Fund	124,953	(25,190)	99,763	2,612,012
Inflation Protection Fund	10,495	(15,407)	(4,912)	1,073,296
International Emerging Markets Fund	245,186	(40,887)	204,299	1,881,198
International Fund I	17,793	(5,941)	11,852	377,219
LargeCap Blend Fund II	129,347	(5,215)	124,132	512,512
LargeCap Growth Fund	839,669	(31,325)	808,344	2,480,572
LargeCap Growth Fund I	1,898,640	(72,084)	1,826,556	5,566,257
LargeCap Growth Fund II	189,866	(11,483)	178,383	976,822
LargeCap S&P 500 Index Fund	1,503,850	(53,672)	1,450,178	2,634,778
LargeCap Value Fund	407,581	(52,764)	354,817	3,262,038
LargeCap Value Fund III	298,653	(33,905)	264,748	2,590,352
MidCap Fund	2,211,870	(61,517)	2,150,353	6,379,588
MidCap Growth Fund	11,851	(3,528)	8,323	110,115
MidCap Growth Fund III	140,106	(66,991)	73,115	1,363,904
MidCap S&P 400 Index Fund	284,193	(33,725)	250,468	824,075
MidCap Value Fund I	194,992	(31,867)	163,125	1,450,021
MidCap Value Fund III	136,268	(18,114)	118,154	801,401
Money Market Fund	—	—	—	1,053,206
Overseas Fund	414,490	(82,500)	331,990	2,269,520
Principal Capital Appreciation Fund	1,095,418	(12,733)	1,082,685	1,333,338
Principal LifeTime 2010 Fund	223,072	(21,953)	201,119	1,444,201
Principal LifeTime 2015 Fund	185,750	(2,452)	183,298	865,707
Principal LifeTime 2020 Fund	1,049,250	(82,317)	966,933	5,818,828
Principal LifeTime 2025 Fund	286,074	(3,754)	282,320	1,391,303
Principal LifeTime 2030 Fund	1,208,560	(80,535)	1,128,025	5,646,581
Principal LifeTime 2035 Fund	217,878	(2,061)	215,817	967,103
Principal LifeTime 2040 Fund	848,329	(46,070)	802,259	3,534,459
Principal LifeTime 2045 Fund	119,901	(1,161)	118,740	561,758
Principal LifeTime 2050 Fund	403,162	(19,693)	383,469	1,736,704
Principal LifeTime 2055 Fund	22,269	(413)	21,856	132,210
Principal LifeTime 2060 Fund	877	(213)	664	33,504
Principal LifeTime Strategic Income Fund	83,204	(5,227)	77,977	717,621
Real Estate Securities Fund	478,910	(8,497)	470,413	1,377,351
SAM Balanced Portfolio	957,236	(858)	956,378	3,866,437
SAM Conservative Balanced Portfolio	221,144	(1,254)	219,890	1,402,329
SAM Conservative Growth Portfolio	784,377	(220)	784,157	2,450,195
SAM Flexible Income Portfolio	197,199	(4,113)	193,086	1,799,226
SAM Strategic Growth Portfolio	507,940	(158)	507,782	1,482,153
Short-Term Income Fund	24,379	(9,920)	14,459	2,123,311
SmallCap Blend Fund	116,812	(13,127)	103,685	408,379
SmallCap Growth Fund I	343,189	(73,359)	269,830	1,626,819
SmallCap S&P 600 Index Fund	252,967	(52,215)	200,752	855,999
SmallCap Value Fund II	297,842	(64,453)	233,389	1,301,725
Tax-Exempt Bond Fund	19,191	(699)	18,492	191,736

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Bond & Mortgage Securities Fund, California Municipal Fund, Core Plus Bond Fund I, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of July 31, 2014, there were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward.

The table below shows the amounts that were transferred from Level 1 to Level 2 due to securities being thinly traded:

Core Plus Bond Fund I	$6,606,200
Global Diversified Income Fund	4,877,858
SmallCap Value Fund II	445,303

The table below shows the amounts that were transferred from Level 2 to Level 1 due the resumption of trading for previous thinly traded securities:

Global Diversified Income Fund	$25,993,032
High Yield Fund	700
High Yield Fund I	3,274,658
SmallCap Value Fund II	7,384

The following is a summary of the inputs used as of July 31, 2014 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds	$—	$1,735,791	$11,015	$1,746,806
Common Stocks*	—	—	—	—
Convertible Bonds	—	1,842	—	1,842
Investment Companies	122,509	—	—	122,509
Preferred Stocks
Communications	2,923	—	—	2,923
Financial	8,387	1,104	—	9,491
Utilities	1,942	—	—	1,942
Senior Floating Rate Interests	—	89,912	—	89,912
U.S. Government & Government Agency Obligations	—	943,592	—	943,592
Total investments in securities $	135,761	$2,772,241	$11,015	$2,919,017
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$942	$—	$942
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$50	$—	$50
Interest Rate Contracts**
Futures	$175	$—	$—	$175
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(305)	$—	$(305)
Exchange Cleared Credit Default Swaps	—	(90)	—	(90)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(5)	$—	$(5)
Interest Rate Contracts**
Futures	$(1)	$—	$—	$(1)

California Municipal Fund
Municipal Bonds	$—	$219,667	$—	$219,667
Total investments in securities $	—	$219,667	$—	$219,667

Core Plus Bond Fund I
Bonds	$—	$2,064,660	$—	$2,064,660
Certificate of Deposit	—	94,310	—	94,310
Commercial Paper	—	265,794	—	265,794
Convertible Preferred Stocks
Financial	—	7,018	—	7,018
Municipal Bonds	—	165,449	—	165,449
Preferred Stocks
Financial	—	6,591	—	6,591
Repurchase Agreements	—	317,300	—	317,300
U.S. Government & Government Agency Obligations	—	740,977	—	740,977
Total investments in securities $	—	$3,662,099	$—	$3,662,099
Assets
Credit Contracts**
Credit Default Swaps	$—	$1,924	$—	$1,924
Exchange Cleared Credit Default Swaps	—	10	—	10
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$14,912	$—	$14,912
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$5,748	$—	$5,748
Futures	1,579	—	—	1,579
Interest Rate Swaps	—	1,849	—	1,849

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Core Plus Bond Fund I (continued)
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(25)	$—	$(25)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,666)	$—	$(1,666)
Written Options	—	(61)	—	(61)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(3,117)	$—	$(3,117)
Futures	(9,440)	—	—	(9,440)
Interest Rate Floor	—	(6)	—	(6)
Interest Rate Swaps	—	(240)	—	(240)
Interest Rate Swaptions	—	(1,403)	—	(1,403)

Diversified International Fund
Common Stocks
Basic Materials	$22,415	$270,404	$—	$292,819
Communications	54,566	425,795	—	480,361
Consumer, Cyclical	134,981	550,058	—	685,039
Consumer, Non-cyclical	142,040	889,208	—	1,031,248
Diversified	—	22,539	—	22,539
Energy	171,626	221,890	—	393,516
Financial	257,906	1,136,038	—	1,393,944
Industrial	116,869	470,029	—	586,898
Technology	2,095	285,202	—	287,297
Utilities	12,329	169,675	—	182,004
Investment Companies	125,550	—	—	125,550
Preferred Stocks
Consumer, Non-cyclical	—	24,027	—	24,027
Industrial	—	1,801	—	1,801
Total investments in securities $	1,040,377	$4,466,666	$—	$5,507,043

Equity Income Fund
Common Stocks*	$5,631,085	$—	$—	$5,631,085
Investment Companies	131,644	—	—	131,644
Total investments in securities $	5,762,729	$—	$—	$5,762,729

Global Diversified Income Fund
Bonds	$—	$5,213,996	$34,726	$5,248,722
Common Stocks
Basic Materials	24,747	22,821	—	47,568
Communications	150,005	60,043	28	210,076
Consumer, Cyclical	13,035	55,312	7,675	76,022
Consumer, Non-cyclical	146,726	119,320	—	266,046
Diversified	1,189	19,447	—	20,636
Energy	759,382	53,452	—	812,834
Financial	324,229	351,608	—	675,837
Industrial	85,894	105,619	—	191,513
Technology	48,915	20,370	—	69,285
Utilities	432,643	159,641	—	592,284
Convertible Bonds	—	—	5,786	5,786
Credit Linked Structured Notes	—	7,836	4,168	12,004
Investment Companies	315,794	—	—	315,794
Preferred Stocks
Communications	22,590	12,481	—	35,071
Financial	197,953	19,446	—	217,399
Industrial	20,647	—	—	20,647
Utilities	24,750	8,210	—	32,960
Senior Floating Rate Interests	—	702,288	2,962	705,250
Total investments in securities $	2,568,499	$6,931,890	$55,345	$9,555,734

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Diversified Income Fund (continued)
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$6,121	$—	$6,121
Liabilities
Equity Contracts**
Options		$(3,892)	$—	$—	$(3,892)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(1,066)	$—	$(1,066)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$—	$45,416	$—	$45,416
Consumer, Non-cyclical		17,884	—	—	17,884
Diversified		—	31,720	—	31,720
Financial		1,109,629	861,655	—	1,971,284
Investment Companies		24,898	—	—	24,898
	Total investments in securities $	1,152,411	$938,791	$—	$2,091,202

Government & High Quality Bond Fund
Bonds		$—	$467,575	$35,615	$503,190
Investment Companies		23,908	—	—	23,908
U.S. Government & Government Agency Obligations		—	1,162,576	—	1,162,576
	Total investments in securities $	23,908	$1,630,151	$35,615	$1,689,674

High Yield Fund
Bonds		$—	$3,463,829	$13,329	$3,477,158
Common Stocks*		—	—	—	—
Convertible Bonds		—	27,010	—	27,010
Investment Companies		141,940	—	—	141,940
Preferred Stocks
Financial		—	29,397	—	29,397
Senior Floating Rate Interests		—	408,430	—	408,430
	Total investments in securities $	141,940	$3,928,666	$13,329	$4,083,935
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$958	$—	$958

High Yield Fund I
Bonds		$—	$1,538,548	$3,650	$1,542,198
Common Stocks
Basic Materials		3	—	1,344	1,347
Consumer, Cyclical		—	121	—	121
Financial		—	—	248	248
Industrial		560	—	10	570
Technology		—	—	—	—
Utilities		531	—	—	531
Convertible Bonds		—	—	614	614
Investment Companies		53,833	—	—	53,833
Preferred Stocks
Financial		3,914	5,111	—	9,025
Industrial		—	—	—	—
Technology		—	—	—	—
Senior Floating Rate Interests		—	132,571	—	132,571
	Total investments in securities $	58,841	$1,676,351	$5,866	$1,741,058

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Income Fund
Bonds	$—	$1,726,631	$12,417	$1,739,048
Common Stocks
Financial	—	—	5	5
Industrial	—	—	—	—
Technology	—	—	—	—
Convertible Bonds	—	38,685	—	38,685
Investment Companies	153,884	—	—	153,884
Senior Floating Rate Interests	—	16,631	—	16,631
U.S. Government & Government Agency Obligations	—	763,522	—	763,522
Total investments in securities $	153,884	$2,545,469	$12,422	$2,711,775

Inflation Protection Fund
Bonds	$—	$93,253	$—	$93,253
Investment Companies	3,817	—	—	3,817
U.S. Government & Government Agency Obligations	—	969,709	—	969,709
Purchased Interest Rate Floor	—	5	—	5
Purchased Interest Rate Swaptions	—	873	—	873
Purchased Options	633	94	—	727
Total investments in securities $	4,450	$1,063,934	$—	$1,068,384
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$2,292	$—	$2,292
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$1,257	$—	$1,257
Futures	475	—	—	475
Interest Rate Swaps	—	356	—	356
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(117)	$—	$(117)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(933)	$—	$(933)
Futures	(895)	—	—	(895)
Interest Rate Swaps	—	(379)	—	(379)
Interest Rate Swaptions	—	(651)	—	(651)

International Emerging Markets Fund
Common Stocks
Basic Materials	$34,988	$98,399	$—	$133,387
Communications	30,774	173,034	—	203,808
Consumer, Cyclical	25,977	146,246	—	172,223
Consumer, Non-cyclical	115,439	84,360	—	199,799
Diversified	—	—	—	—
Energy	62,945	93,705	—	156,650
Financial	97,688	475,062	—	572,750
Industrial	24,819	130,399	—	155,218
Technology	—	255,345	—	255,345
Utilities	—	64,679	—	64,679
Investment Companies	55,272	—	—	55,272
Preferred Stocks
Basic Materials	—	18,630	—	18,630
Communications	—	710	—	710
Consumer, Non-cyclical	—	12,791	—	12,791
Energy	—	9,524	—	9,524
Financial	—	72,682	—	72,682
Utilities	—	2,029	—	2,029
Total investments in securities $	447,902	$1,637,595	$—	$2,085,497

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

International Fund I
Common Stocks
Basic Materials		$3,508	$18,693	$—	$22,201
Communications		5,366	14,572	—	19,938
Consumer, Cyclical		13,555	71,141	—	84,696
Consumer, Non-cyclical		9,849	40,287	—	50,136
Energy		13,852	11,102	—	24,954
Financial		5,476	73,329	—	78,805
Industrial		—	48,781	—	48,781
Technology		12,737	29,145	—	41,882
Utilities		—	10,324	—	10,324
Investment Companies		7,354	—	—	7,354
	Total investments in securities $	71,697	$317,374	$—	$389,071
Liabilities
Equity Contracts**
Futures		$(162)	$—	$—	$(162)

LargeCap Blend Fund II
Common Stocks*		$627,350	$—	$—	$627,350
Investment Companies		9,294	—	—	9,294
	Total investments in securities $	636,644	$—	$—	$636,644
Liabilities
Equity Contracts**
Futures		$(164)	$—	$—	$(164)

LargeCap Growth Fund
Common Stocks*		$3,232,044	$—	$—	$3,232,044
Investment Companies		56,872	—	—	56,872
	Total investments in securities $	3,288,916	$—	$—	$3,288,916

LargeCap Growth Fund I
Common Stocks*		$7,228,613	$—	$—	$7,228,613
Convertible Preferred Stocks
Communications		—	4,948	3,715	8,663
Investment Companies		155,537	—	—	155,537
	Total investments in securities $	7,384,150	$4,948	$3,715	$7,392,813
Liabilities
Equity Contracts**
Futures		$(1,591)	$—	$—	$(1,591)

LargeCap Growth Fund II
Common Stocks*		$1,112,891	$—	$—	$1,112,891
Investment Companies		42,314	—	—	42,314
	Total investments in securities $	1,155,205	$—	$—	$1,155,205
Liabilities
Equity Contracts**
Futures		$(813)	$—	$—	$(813)

LargeCap S&P 500 Index Fund
Common Stocks*		$3,959,276	$—	$—	$3,959,276
Investment Companies		125,680	—	—	125,680
	Total investments in securities $	4,084,956	$—	$—	$4,084,956
Liabilities
Equity Contracts**
Futures		$(1,061)	$—	$—	$(1,061)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Value Fund
Common Stocks*		$3,556,074	$—	$—	$3,556,074
Investment Companies		60,781	—	—	60,781
	Total investments in securities $	3,616,855	$—	$—	$3,616,855
Liabilities
Equity Contracts**
Futures		$(192)	$—	$—	$(192)

LargeCap Value Fund III
Common Stocks*		$2,782,048	$—	$—	$2,782,048
Investment Companies		73,052	—	—	73,052
	Total investments in securities $	2,855,100	$—	$—	$2,855,100
Liabilities
Equity Contracts**
Futures		$(373)	$—	$—	$(373)

MidCap Fund
Common Stocks*		$8,524,776	$—	$—	$8,524,776
Investment Companies		5,165	—	—	5,165
	Total investments in securities $	8,529,941	$—	$—	$8,529,941

MidCap Growth Fund
Common Stocks*		$114,312	$—	$—	$114,312
Investment Companies		4,126	—	—	4,126
	Total investments in securities $	118,438	$—	$—	$118,438

MidCap Growth Fund III
Common Stocks*		$1,380,412	$—	$—	$1,380,412
Investment Companies		56,607	—	—	56,607
	Total investments in securities $	1,437,019	$—	$—	$1,437,019
Liabilities
Equity Contracts**
Futures		$(1,524)	$—	$—	$(1,524)

MidCap S&P 400 Index Fund
Common Stocks*		$1,060,804	$—	$—	$1,060,804
Investment Companies		13,739	—	—	13,739
	Total investments in securities $	1,074,543	$—	$—	$1,074,543
Liabilities
Equity Contracts**
Futures		$(385)	$—	$—	$(385)

MidCap Value Fund I
Common Stocks*		$1,553,077	$—	$—	$1,553,077
Investment Companies		60,069	—	—	60,069
	Total investments in securities $	1,613,146	$—	$—	$1,613,146
Liabilities
Equity Contracts**
Futures		$(1,520)	$—	$—	$(1,520)

MidCap Value Fund III
Common Stocks*		$879,759	$—	$—	$879,759
Investment Companies		39,796	—	—	39,796
	Total investments in securities $	919,555	$—	$—	$919,555
Liabilities
Equity Contracts**
Futures		$(1,184)	$—	$—	$(1,184)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Money Market Fund
Bonds		$—	$123,284	$—	$123,284
Certificate of Deposit		—	36,200	—	36,200
Commercial Paper		—	707,677	—	707,677
Investment Companies		55,550	—	—	55,550
Municipal Bonds		—	58,530	—	58,530
Repurchase Agreements		—	71,965	—	71,965
	Total investments in securities $	55,550	$997,656	$—	$1,053,206

Overseas Fund
Common Stocks
Basic Materials		$—	$205,467	$—	$205,467
Communications		—	219,364	—	219,364
Consumer, Cyclical		13,221	233,442	—	246,663
Consumer, Non-cyclical		25,532	384,969	—	410,501
Diversified		—	12,661	—	12,661
Energy		15,174	212,428	—	227,602
Financial		—	656,093	—	656,093
Industrial		37,889	356,316	—	394,205
Technology		—	40,240	—	40,240
Utilities		—	98,388	—	98,388
Investment Companies		87,536	—	—	87,536
Preferred Stocks
Consumer, Cyclical		—	2,790	—	2,790
	Total investments in securities $	179,352	$2,422,158	$—	$2,601,510
Liabilities
Equity Contracts**
Futures		$(1,571)	$—	$—	$(1,571)

Principal Capital Appreciation Fund
Common Stocks*		$2,360,596	$—	$—	$2,360,596
Investment Companies		55,427	—	—	55,427
	Total investments in securities $	2,416,023	$—	$—	$2,416,023

Principal LifeTime 2010 Fund
Investment Companies		$1,645,320	$—	$—	$1,645,320
	Total investments in securities $	1,645,320	$—	$—	$1,645,320

Principal LifeTime 2015 Fund
Investment Companies		$1,049,005	$—	$—	$1,049,005
	Total investments in securities $	1,049,005	$—	$—	$1,049,005

Principal LifeTime 2020 Fund
Investment Companies		$6,785,761	$—	$—	$6,785,761
	Total investments in securities $	6,785,761	$—	$—	$6,785,761

Principal LifeTime 2025 Fund
Investment Companies		$1,673,623	$—	$—	$1,673,623
	Total investments in securities $	1,673,623	$—	$—	$1,673,623

Principal LifeTime 2030 Fund
Investment Companies		$6,774,606	$—	$—	$6,774,606
	Total investments in securities $	6,774,606	$—	$—	$6,774,606

Principal LifeTime 2035 Fund
Investment Companies		$1,182,920	$—	$—	$1,182,920
	Total investments in securities $	1,182,920	$—	$—	$1,182,920

Principal LifeTime 2040 Fund
Investment Companies		$4,336,718	$—	$—	$4,336,718
	Total investments in securities $	4,336,718	$—	$—	$4,336,718

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2045 Fund
Investment Companies		$680,498	$—	$—	$680,498
	Total investments in securities $	680,498	$—	$—	$680,498

Principal LifeTime 2050 Fund
Investment Companies		$2,120,173	$—	$—	$2,120,173
	Total investments in securities $	2,120,173	$—	$—	$2,120,173

Principal LifeTime 2055 Fund
Investment Companies		$154,066	$—	$—	$154,066
	Total investments in securities $	154,066	$—	$—	$154,066

Principal LifeTime 2060 Fund
Investment Companies		$34,168	$—	$—	$34,168
	Total investments in securities $	34,168	$—	$—	$34,168

Principal LifeTime Strategic Income Fund
Investment Companies		$795,598	$—	$—	$795,598
	Total investments in securities $	795,598	$—	$—	$795,598

Real Estate Securities Fund
Common Stocks*		$1,821,132	$—	$—	$1,821,132
Investment Companies		26,632	—	—	26,632
	Total investments in securities $	1,847,764	$—	$—	$1,847,764

SAM Balanced Portfolio
Investment Companies		$4,822,815	$—	$—	$4,822,815
	Total investments in securities $	4,822,815	$—	$—	$4,822,815

SAM Conservative Balanced Portfolio
Investment Companies		$1,622,219	$—	$—	$1,622,219
	Total investments in securities $	1,622,219	$—	$—	$1,622,219

SAM Conservative Growth Portfolio
Investment Companies		$3,234,352	$—	$—	$3,234,352
	Total investments in securities $	3,234,352	$—	$—	$3,234,352

SAM Flexible Income Portfolio
Investment Companies		$1,992,312	$—	$—	$1,992,312
	Total investments in securities $	1,992,312	$—	$—	$1,992,312

SAM Strategic Growth Portfolio
Investment Companies		$1,989,935	$—	$—	$1,989,935
	Total investments in securities $	1,989,935	$—	$—	$1,989,935

Short-Term Income Fund
Bonds		$—	$2,035,728	$14,043	$2,049,771
Investment Companies		21,121	—	—	21,121
U.S. Government & Government Agency Obligations		—	66,878	—	66,878
	Total investments in securities $	21,121	$2,102,606	$14,043	$2,137,770

SmallCap Blend Fund
Common Stocks*		$505,119	$—	$—	$505,119
Investment Companies		6,945	—	—	6,945
	Total investments in securities $	512,064	$—	$—	$512,064
Liabilities
Equity Contracts**
Futures		$(62)	$—	$—	$(62)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Growth Fund I
Common Stocks
Basic Materials		$37,665	$—	$—	$37,665
Communications		148,450	15	—	148,465
Consumer, Cyclical		210,294	—	—	210,294
Consumer, Non-cyclical		507,947	14	—	507,961
Diversified		1,096	—	—	1,096
Energy		81,594	—	—	81,594
Financial		123,136	—	—	123,136
Industrial		287,789	—	—	287,789
Technology		325,163	—	—	325,163
Utilities		194	—	—	194
Investment Companies		173,292	—	—	173,292
	Total investments in securities $	1,896,620	$29	$—	$1,896,649
Liabilities
Equity Contracts**
Futures		$(3,776)	$—	$—	$(3,776)

SmallCap S&P 600 Index Fund
Common Stocks*		$1,021,008	$—	$—	$1,021,008
Investment Companies		35,743	—	—	35,743
	Total investments in securities $	1,056,751	$—	$—	$1,056,751
Assets
Equity Contracts**
Futures		$2	$—	$—	$2

SmallCap Value Fund II
Common Stocks
Basic Materials		$64,641	$—	$—	$64,641
Communications		57,822	167	—	57,989
Consumer, Cyclical		186,752	—	—	186,752
Consumer, Non-cyclical		216,200	190	—	216,390
Diversified		722	—	—	722
Energy		128,924	541	—	129,465
Financial		397,853	123	3	397,979
Government		176	—	—	176
Industrial		238,024	285	—	238,309
Technology		157,290	—	—	157,290
Utilities		20,212	—	—	20,212
Investment Companies		65,189	—	—	65,189
	Total investments in securities $	1,533,805	$1,306	$3	$1,535,114
Liabilities
Equity Contracts**
Futures		$(2,616)	$—	$—	$(2,616)

Tax-Exempt Bond Fund
Bonds		$—	$2,165	$—	$2,165
Municipal Bonds		—	216,833	—	216,833
	Total investments in securities $	—	$218,998	$—	$218,998

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Futures, foreign currency contracts, and swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value at		Unobservable
Fund	Asset Type	07/31/2014	Valuation Technique	input	Input Values
Government & High Quality Bond
Fund	Bonds	24,686	Third Party Vendor	Broker Quote	$100.72-105.70
			Indicative Market
	Bonds	10,929	Quotations	Broker Quote	99.13-104.20
		35,615

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

			Accrued
	Value		Discounts/Premiums and				Transfers			Net Change in Unrealized
	October 31,	Realized	Change in Unrealized		Proceeds from	Transfers	Out of Level		Value July	Appreciation/(Depreciation) on
Account	2013	Gain/(Loss)	Gain/(Loss)	Purchases	Sales	into Level 3*	3	**	31, 2014	Investments Held at July 31, 2014
Government & High Quality Bond Fund
Bonds	$19,893	$(3)	$368	$28,677	$(285)	$-	$(13,035	) $	35,615	$375
Total	$19,893	$(3)	$368	$28,677	$(285)	$-	$(13,035	) $	35,615	$375

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Funds' Schedules of Investments as of July 31, 2014 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO

Date	09/17/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By	/s/ Nora M. Everett
Nora M. Everett, President and CEO
Date	09/17/2014

By	/s/ Layne A. Rasmussen
Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer
Date	09/17/2014